1933 Act File No. 33-31259
                                                      1940 Act File No. 811-5911


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            x
                                                                -------

      Pre-Effective Amendment No.     ..........................


      Post-Effective Amendment No.  49  ........................     x
                                   -----                          -------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    x

      Amendment No.  49   .......................................     x
                    ------                                         -------


                            FEDERATED MUNICIPAL TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) x on December 31, 1998, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on _________________ pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                   Copies To:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                               2101 L Street, N.W.
                             Washington, D.C. 20037





PROSPECTUS

Alabama Municipal Cash Trust

A Portfolio of Federated Municipal Trust

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the State of Alabama.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

DECEMBER 31, 1998



CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities

in Which the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  9

Financial Information  10

Report of Independent Public Accountants  23


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Alabama State income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic representation omitted.  Please see Appendix B1.]



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.38%.

Within the period shown in the Chart, the Fund's highest quarterly return was 0.98% (quarter ended June 30, 1995). Its lowest quarterly return was 0.56% (quarter ended March 31, 1994).

The Fund's Seven-Day Net Yield as of 12/31/97 was 3.59%.

The following table represents the Fund's Average Annual Total Return through 12/31/97.


CALENDAR PERIOD          FUND
1 Year                   3.30%
Start of Performance 1   3.20%

1   The Fund's Shares start of performance date was December 3, 1993.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

ALABAMA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when you buy, hold and redeem Shares of the Fund.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                                   None
Redemption Fee (as a percentage of amount redeemed, if
applicable)  None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                      0.50%
Distribution (12b-1) Fee                                                              None
Shareholder Services Fee 3                                                            0.25%
Other Expenses                                                                        0.17%
Total Annual Fund Operating Expenses                                                  0.92%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

 Waiver of Fund Expenses                                                              0.37%
 Total Actual Annual Fund Operating Expenses (after waivers)                          0.55%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.14% for the year ended
October 31, 1998.

3 The shareholder services fee for the Fund has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.24% for the year ended October 31, 1998.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS

Expenses assuming no redemption      $94      $293      $509     $1,131


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the income tax imposed by the State of Alabama. Temporary investments will be of comparable quality to other securities in which the Fund invests. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?



TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.



MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Alabama. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?



The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-Alabama taxpayers because it invests in Alabama tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors,
Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time).You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check. You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or
Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividends. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317



All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered. Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member. Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or



* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.



CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Alabama state income tax to the extent they are derived from interest on obligations exempt from Alabama state income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page
23.

YEAR ENDED OCTOBER 31                         1998         1997          1996          1995          1994 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03          0.03          0.04         0.02
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)        (0.03)        (0.04)       (0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
TOTAL RETURN 2                                 3.24%        3.26%         3.22%         3.66%        2.31%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.55%        0.55%         0.55%         0.48%        0.36% 3
Net investment income                          3.19%        3.21%         3.18%         3.59%        2.67% 3
Expense waiver/reimbursement 4                 0.37%        0.36%         0.37%         0.44%        0.62% 3
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                              $189,825     $223,647      $233,720      $209,490     $142,804

1 Reflects operations for the period from December 3, 1993 (date of initial public investment) to October 31, 1994. For the period November 29, 1993 (start of business) to December 3, 1993 the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 1998


PRINCIPAL
AMOUNT                                                                                VALUE
                 SHORT-TERM MUNICIPALS-99.4% 1
                 ALABAMA-96.3%
 $  5,000,000    Alabama HFA, Multifamily Revenue Bonds (Series 1997) Weekly
                 VRDNs (YW Housing Partners, Ltd. Project)/(Amsouth Bank
                 N.A., Birmingham LOC)                                          $    5,000,000
    2,495,000    Alabama HFA, Variable Rate Certificates (Series 1997) Weekly
                 VRDNs (Bank of America NT and SA, San Francisco LIQ)                2,495,000
   11,005,000  2 Alabama State Docks Department, PT-208, 3.70% TOBs (MBIA
                 INS)/(Bayerische Vereinsbank AG, Munich LIQ), Optional
                 Tender 6/10/1999                                                   11,005,000
    1,320,000    Alabama State IDA Weekly VRDNs (Sunshine Homes Inc.)/
                (Amsouth Bank N.A., Birmingham LOC)                                  1,320,000
    4,755,000    Alabama State IDA, IDRB (Series 1994) Weekly VRDNs (Decatur
                 Aluminum Corp.)/(Star Bank, N.A., Cincinnati LOC)                   4,755,000
    1,200,000    Alabama State IDA, IDRB Weekly VRDNs (Monarch Tile, Inc.
                 Project)/(Nationsbank, N.A., Charlotte LOC)                         1,200,000
    3,250,000    Alabama State IDA, IDRB's (Series 1996) Weekly VRDNs (IMI
                 Cash Valve Project)/(Regions Bank, Alabama LOC)                     3,250,000
    3,350,000    Alabama State IDA, Industrial Revenue Bonds Weekly VRDNs
                (Kappler USA, Inc. Project)/(SouthTrust Bank of Alabama,
                 Birmingham LOC)                                                     3,350,000
    4,600,000    Alabama State Public School & College Authority, 4.10%
                 Bonds, 12/1/1998                                                    4,601,525
    3,650,000    Arab, AL IDB, (Series 1989) Weekly VRDNs (SCI Manufacturing,
                 Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                           3,650,000
    1,100,000    Arab, AL IDB, Revenue Refunding Bonds (Series 1989) Weekly
                 VRDNs (SCI Manufacturing, Inc.)/(Bank of Tokyo-Mitsubishi
                 Ltd. LOC)                                                           1,100,000
    1,570,000    Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood
                 Cabinets)/(Regions Bank, Alabama LOC)                               1,570,000
    2,000,000    Birmingham, AL IDA Weekly VRDNs (Altec Industries, Inc.)/
                 (Wachovia Bank of NC, N.A., Winston-Salem LOC)                      2,000,000
    1,510,000    Birmingham, AL IDA Weekly VRDNs (Glasforms, Inc.)/(Regions
                 Bank,
                 Alabama LOC)                                                        1,510,000
    2,000,000    Birmingham, AL IDA, (Series 1997) Weekly VRDNs (Millcraft,
                 AL Inc.)/(Regions Bank, Alabama LOC)                                2,000,000
    2,930,000    Birmingham, AL IDA, IDRB's (Series 1997) Weekly VRDNs
                 (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC)        2,930,000
    2,335,000    Birmingham, AL IDA, Revenue Bonds (Series 1996) Weekly VRDNs
                 (American FireLog Corp.)/(Comerica Bank, Detroit, MI LOC)           2,335,000
      900,000    Birmingham, AL Private Educational Building Authority,
                 Revenue Bonds
                 (Altamont Series 1998) Weekly VRDNs (Altamont School)/
                 (Amsouth Bank N.A., Birmingham LOC)                                   900,000
PRINCIPAL
AMOUNT                                                                                 VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 ALABAMA-CONTINUED
 $    800,000    Calhoun County, AL Economic Development Council Weekly VRDNs
                 (Food Ingredients Tech. Co.)/(Nationsbank, N.A., Charlotte
                 LOC)                                                            $      800,000
    2,925,000    Calhoun County, AL Economic Development Council, Variable/
                 Fixed Rate IDRBs Weekly VRDNs (Fabarc Steel Co.)/(Regions
                 Bank, Alabama LOC)                                                   2,925,000
      600,000    Columbia, AL IDB, CDC Municipal Products, Inc. (Series 1997)
                 Weekly VRDNs (Alabama Power Co.)/(AMBAC INS)/(CDC Municipal
                 Products, Inc. LIQ)                                                    600,000
    1,600,000    Cullman, AL IDB, IRB's (Series 1992) Weekly VRDNs (Pressac
                 Holdings PLC)/(NBD Bank, Michigan LOC)                               1,600,000
      950,000    Cullman, AL IDB, (Series 1989) Weekly VRDNs (Pressac Inc)/
                 (NBD Bank,
                 Michigan LOC)                                                          950,000
    2,795,000    Cullman, AL IDB, Variable Fixed Rate IDRB Weekly VRDNs
                 (National Bedding Co.)/(Bank of America, IL LOC)                     2,795,000
    1,600,000    Dothan, AL IDB, Adjustable/Fixed Rate IRD's (Series 1997)
                 Weekly VRDNs (Henderson Steel Erectors)/(Regions Bank,
                 Alabama LOC)                                                         1,600,000
    3,175,000    Fairfield, AL IDA, Variable Rate Environmental Improvement
                 Revenue Bonds (Series 1995), 3.60% TOBs (USX Corp.)/
                 (Wachovia Bank of NC, N.A., Winston-Salem LOC), Optional
                 Tender 12/3/1998                                                     3,175,000
    1,255,000    Fort Payne, AL IDB, IDRB Weekly VRDNs (Ovalstrapping, Inc.)/
                 (U.S. Bank, N.A., Minneapolis LOC)                                   1,255,000
    5,500,000    Gadsen, AL IDB, IDRB's (Series 1997) Weekly VRDNs (Chicago
                 Steel, (Alabama), LLC)/(Marshall & Ilsley Bank, Milwaukee
                 LOC)                                                                 5,500,000
    5,230,000    Geneva County, AL IDB, Adjustable Fixed Rate IDRB's (Series
                 1996) Weekly VRDNs (Brooks AG Co., Inc.)/(Regions Bank,
                 Alabama LOC)                                                         5,230,000
    4,000,000    Guntersville, AL IDB, (Series 1995) Weekly VRDNs (Hercules
                 Rubber Co. Project)/(SouthTrust Bank of Alabama, Birmingham
                 LOC)                                                                 4,000,000
    3,075,000    Hamilton, AL IDB, Variable/Fixed Rate IDRB's Weekly VRDNs
                 (Tennessee River, Inc.)/(SouthTrust Bank of Alabama,
                 Birmingham LOC)                                                      3,075,000
    7,000,000    Hoover, AL Board of Education, Warrant Anticipation Notes
                 (Series 1998-A), 3.80% BANs, 2/1/1999                                7,000,000
    2,815,000    Hoover, AL IDA Weekly VRDNs (Bud's Best Cookies, Inc.)/
                 (SouthTrust Bank of Alabama, Birmingham LOC)                         2,815,000
    2,375,000    Huntsville, AL IDA Weekly VRDNs (Giles & Kendall, Inc.)/
                 (SouthTrust Bank of Alabama, Birmingham LOC)                         2,375,000
      240,000    Huntsville, AL IDA Weekly VRDNs (Parkway Project
                 (Huntsville, AL))/(Regions Bank, Alabama LOC)                          240,000
    1,050,000    Huntsville, AL, Warrants (Series B), 5.00% Bonds, 2/1/1999           1,054,068
    8,000,000    Jefferson County, AL, (Series A), 3.45% Bonds (Bayerische
                 Landesbank Girozentrale LOC), 10/1/1999                              8,000,000
PRINCIPAL
AMOUNT                                                                                 VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 ALABAMA-CONTINUED
 $  3,150,000    Lowndes County, AL IDB, (Series 1996) Weekly VRDNs (Warren
                 Oil Company Project)/(First Union National Bank, Charlotte,
                 NC LOC)                                                        $     3,150,000
    2,425,000    Mobile, AL Downtown Redevelopment Authority, (Series 1992)
                 Weekly VRDNs (Mitchell Project)/(SunTrust Bank, Atlanta LOC)         2,425,000
    2,000,000    Mobile, AL IDB Weekly VRDNs (American Aero Crane)/(National
                 Bank of Canada, Montreal LOC)                                        2,000,000
    3,000,000    Mobile, AL IDB, (1994 Series A), 3.85% TOBs (International
                 Paper Co.), Optional
                 Tender 12/1/1998                                                     3,000,000
    1,000,000    Mobile, AL, G.O. Warrants (Series 1998), 3.70% Bonds (MBIA
                 INS), 2/15/1999                                                        999,610
      825,000    Mobile, AL, Warrants, 4.30% TANs, 2/1/1999                             826,349
    3,000,000    Montgomery - Wynlakes Governmental Utility Services Corp.,
                 Bonds
                 (Series 1995-A) Weekly VRDNs (Vaughn Road, L.L.C., Project)/
                 (Amsouth Bank N.A., Birmingham LOC)                                  3,000,000
    2,435,000    Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs (Industrial
                 Partners)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)             2,435,000
    3,000,000    Montgomery, AL IDB, IDRB's (Series 1996) Weekly VRDNs (CSC
                 Fabrication, Inc. Project)/(First Union National Bank,
                 Charlotte, NC LOC)                                                   3,000,000
    3,650,000    Montgomery, AL IDB, Industrial Development Revenue Bonds
                 (Series 1996A) Weekly VRDNs (Jobs Co., L.L.C. Project)/
                 (Columbus Bank and Trust Co., GA LOC)                                3,650,000
    7,000,000    Phoenix City, AL IDB, (Series 1988), 3.30% CP (Mead Coated
                 Board)/(ABN AMRO Bank N.V., Amsterdam LOC), Mandatory Tender
                 1/21/1999                                                            7,000,000
      805,000    Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/
                 (Wachovia Bank of NC, N.A., Winston-Salem LOC)                         805,000
    3,415,000    Prattville, AL IDB, IDR Bonds Weekly VRDNs (Kuhnash
                 Properties/Arkay Plastics Project)/(PNC Bank, N.A. LOC)              3,415,000
    2,700,000    Scottsboro, AL IDB, (Series 1994) Weekly VRDNs (Maples
                 Industries, Inc.)/(Amsouth Bank N.A., Birmingham LOC)                2,700,000
    1,000,000    Scottsboro, AL IDB, IDRB (Series 1991) Weekly VRDNs (Maples
                 Industries, Inc.)/(Amsouth Bank N.A., Birmingham LOC)                1,000,000
    5,000,000    Selma, AL IDB, Annual Tender PCR Refunding Bonds (1993
                 Series B), 3.95% TOBs (International Paper Co.), Optional
                 Tender 7/15/1999                                                      5,000,000
    1,885,000    Shelby County, AL Board of Education, Special Tax Warrants,
                 4.375% Bonds (AMBAC INS), 2/1/1999                                    1,888,358
    7,575,000    St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco
                 Industries, Inc.)/(National Australia Bank, Ltd., Melbourne
                 LOC)                                                                  7,575,000
    4,700,000    Sumter County, AL IDA, Industrial Revenue Bonds (Series
                 1995A) Weekly VRDNs (Fulghum Fibres Project (AL))/(Regions
                 Bank, Alabama LOC)                                                    4,700,000
    1,000,000    Sumter County, AL IDA, Industrial Revenue Bonds (Series
                 1995B) Weekly VRDNs (Canal Chip Project)/(Regions Bank,
                 Alabama LOC)                                                          1,000,000
PRINCIPAL
AMOUNT                                                                                 VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 ALABAMA-CONTINUED
 $  2,600,000    Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm
                 Group, Inc.)/(Regions Bank, Alabama LOC)                          $     2,600,000
      500,000    Troy, AL IDB, (Series 1997A) Weekly VRDNs (Hudson Cos.)/
                 (Amsouth Bank N.A., Birmingham LOC)                                       500,000
    3,000,000    Troy, AL IDB, IRB's (Series 1996A) Weekly VRDNs (Hudson
                 Sauces & Dressings, Inc.)/(Amsouth Bank N.A., Birmingham
                 LOC)                                                                    3,000,000
    2,000,000    Tuskegee, AL IDB, IDRB (Series 1995) Weekly VRDNs (Concrete
                 Company (The))/(Columbus Bank and Trust Co., GA LOC)                    2,000,000
    2,080,000    Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco
                 Industries, Inc.)/(National Australia Bank, Ltd., Melbourne
                 LOC)                                                                    2,080,000
    3,060,000    Wetumpka, AL IDB, (Series 1997) Weekly VRDNs (US Fabtec
                 L.L.C.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                             3,060,000
                   Total                                                               182,769,910
                 PUERTO RICO-3.1%
    2,000,000    Puerto Rico Industrial, Medical & Environmental PCA, (1983
                 Series A), 4.00% TOBs (Merck & Co., Inc.), Optional Tender
                 12/1/1998                                                               2,000,319
    1,000,000    Puerto Rico Industrial, Medical & Environmental PCA, (Series
                 1983A), 3.60% TOBs (Reynolds Metals Co.)/(ABN AMRO Bank
                 N.V., Amsterdam LOC), Optional Tender
                 9/1/1999                                                                1,000,000
    3,000,000    Puerto Rico Industrial, Medical & Environmental PCA,
                 Pollution Control Facilities Financing Authority (Series
                 1983 A), 3.75% TOBs (Schering Plough Corp.)/(Morgan Guaranty
                 Trust Co., New York LOC), Optional Tender 12/1/1998                     3,000,000
                   Total                                                                 6,000,319
                   Total Investments (at amortized cost) 3                            $188,770,229


  Securities that are subject to Alternative Minimum Tax represent 68.7% of the portfolio based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
95.7%           4.3%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $11,005,000 which represents 5.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($189,824,609) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
BANs -Bond Anticipation Notes
CP -Commercial Paper
HFA -Housing Finance Authority
IDA -Industrial Development Authority
IDB -Industrial Development Bond
IDR -Industrial Development Revenue
IDRB -Industrial Development Revenue Bond
INS -Insured
LIQ -Liquidity Agreement
LLC -Limited Liability Corporation
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance
PCA -Pollution Control Authority
PCR -Pollution Control Revenue
PLC -Public Limited Company
SA -Support Agreement
TANs -Tax Anticipation Notes
TOBs -Tender Option Bonds
VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                 $ 188,770,229
Cash                                                                               331,604
Income receivable                                                                  978,933
Receivable for shares sold                                                          10,000
Deferred organizational costs                                                        1,558
Total assets                                                                   190,092,324
LIABILITIES:
Income distribution payable                                    $  223,897
Accrued expenses                                                   43,818
Total liabilities                                                                  267,715
Net Assets for 189,824,609 shares outstanding                               $  189,824,609
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
$189,824,609 / 189,824,609 shares outstanding                                        $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                   $ 7,066,520
EXPENSES:
Investment advisory fee                                                   $    944,018
Administrative personnel and services fee                                      142,377
Custodian fees                                                                   8,041
Transfer and dividend disbursing agent fees and expenses                        21,382
Directors'/Trustees' fees                                                        2,637
Auditing fees                                                                   12,193
Legal fees                                                                      15,255
Portfolio accounting fees                                                       48,242
Shareholder services fee                                                       472,009
Share registration costs                                                        25,586
Printing and postage                                                            21,104
Insurance premiums                                                              13,708
Miscellaneous                                                                   25,796
Total expenses                                                             $ 1,752,348
WAIVERS:
Waiver of investment advisory fee                          $  (686,739)
Waiver of shareholder services fee                             (18,880)
Total waivers                                                                 (705,619)
Net expenses                                                                                 1,046,729
Net investment income                                                                      $ 6,019,791


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

YEAR ENDED OCTOBER 31                                                  1998               1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                          $    6,019,791     $    7,075,588
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                           (6,019,791)        (7,075,588)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                      436,920,174        655,080,120
Net asset value of shares issued to shareholders
in payment of distributions declared                                3,252,776          4,317,122
Cost of shares redeemed                                          (473,995,552)      (669,470,177)
Change in net assets resulting from share transactions            (33,822,602)       (10,072,935)
Change in net assets                                              (33,822,602)       (10,072,935)
NET ASSETS:
Beginning of period                                               223,647,211        233,720,146
End of period                                                  $  189,824,609     $  223,647,211


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998 is as follows:

                                         ACQUISITION     ACQUISITION
SECURITY                                  DATE              COST

Alabama State Docks Department, PT-208   7/17/1998       $11,005,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1998, capital paid-in aggregated $189,824,609. Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                             1998             1997
Shares sold                                                   436,920,174       655,080,120
Shares issued to shareholders in payment of distributions
declared                                                        3,252,776         4,317,122
Shares redeemed                                              (473,995,552)     (669,470,177)
Net change resulting from share transactions                  (33,822,602)      (10,072,935)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $57,711 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $291,070,000 and $301,614,670 respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 86.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.6% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Report of Independent Public Accountants

To the Shareholders and Board of Trustees of Alabama Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Alabama Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alabama Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP
Boston, Massachusetts
December 23, 1998

[Graphic]

PROSPECTUS

Alabama Municipal Cash Trust

A Portfolio of Federated Municipal Trust

December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's
Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



 [Graphic]

 Alabama Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor
 Investment Company Act File No. 811-5911
 Cusip 314229790

 3090802A (12/98)

[Graphic]



STATEMENT OF ADDITIONAL INFORMATION

Alabama Municipal Cash Trust

A Portfolio of Federated Municipal Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Alabama Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.

                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses
DECEMBER 31, 1998


[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

Cusip 3142229790


3090802B (12/98)



How is the Fund Organized?


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established one class of shares of the Fund (Shares).


Securities in Which the Fund Invests


SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds
Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investment Ratings

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and Alabama state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Alabama state income tax. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

Issuing Senior Securities And Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.


The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.


Lending Cash or Securities

The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued Alabama municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, limitations, and its Declaration of Trust.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting


The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not purchase securities, if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days notice.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating service, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Shares: Hubco, Regions Financial Corp., Birmingham, Alabama, owned approximately 44,346,909 Shares (22.98%); Lynspen & Co., SouthTrust Bank, N.A., owned approximately 39,024,032 Shares (20.22%); and NBC Securities, Inc., Birmingham, Alabama, owned approximately 14,039,030 Shares (7.28%).


Tax Information

FEDERAL INCOME TAX

The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


STATE TAXES

Under existing Alabama laws, distributions made by the Fund will not be subject to Alabama personal income taxes to the extent that such distributions are attributable to interest earned on obligations that would be exempt from Alabama personal income taxes if held directly by shareholders (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Alabama personal income taxes.

Shareholders may exclude from the share value of the Fund, for purposes of the Alabama personal property tax, that portion of the total share value which is attributable to the value of the obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States.


Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

Name                                                                                                             Total
Birthdate                                                                                    Aggregate           Compensation From
Address                          Principal Occupations                                       Compensation        Trust and Fund
Position With Trust              for Past 5 Years                                            From Trust          Complex
-----------------------------    ----------------------------------------------------------  -----------------   -------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of                       $0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management, and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director, Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee, Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group, Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee, University                             companies in the
                                 of Pittsburgh.                                                                  Fund Complex

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation; Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates, Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly: President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes, Inc.                                                      companies in the
                                                                                                                 Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany Fund,                           Trust and
571 Hayward Mill Road            Inc.                                                                            56 other
Concord, MA                                                                                                      investment
TRUSTEE                          Retired: President, Boston Stock Exchange, Inc.;                                companies in the
                                 Regional Administrator, United States Securities and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.; formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western Region;                               investment
Kochuba                          Partner, Meyer and Flaherty.                                                    companies in the
205 Ross Street                                                                                                  Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street Corporation.                            investment
Palm Beach, FL                                                                                                   companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica & Murray.                                           56 other
President, Duquesne                                                                                              investment
University                       Retired: Dean and Professor of Law, University of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics, Athens;                                   Trust and
1925                             Professor, International Politics; Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment for                                     investment
University of Pittsburgh         International Peace, RAND Corporation, Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.

Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference Planning.                                 Trust and
4905 Bayard Street                                                                                               56 other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company of                             investment
TRUSTEE                          America; business owner.                                                        companies in the
                                                                                                                 Fund Complex
Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,                        $0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities Corp.                                                      and
Federated Investors Tower                                                                                        8 other investment
1001 Liberty Avenue                                                                                              companies in the
Pittsburgh, PA                                                                                                   Fund Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the                             $0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex; President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.; President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers, Federated                                      companies in the
EXECUTIVE VICE PRESDIENT         Management, and Federated Research; President and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the                          $0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman, Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the                            $0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors, Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.; Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice                            $0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly: various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial Services                            investment
Pittsburgh, PA                   Division of Federated Investors, Inc.                                           companies in the
TREASURER                                                                                                        Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in                      $0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee of                              and
Federated Investors Tower        some of the Funds in the Federated Fund Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors, Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various                        $0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex; Executive                            and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research, and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight                     $0     $0 for the
Birthdate:  September 12,        investment companies in the Federated Fund Complex;                             Trust and
1953                             Senior Vice President, Federated Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management, Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four                      $0     $0 for the
Birthdate:  January 15, 1960     investment companies in the Federated Fund Complex;                             Trust and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research, Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.

## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.


The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



Maximum                 Average Aggregate Daily
Administrative Fee      Net Assets of the Federated Funds
---------------------------------------------------------
0.150 of 1%             on the first $250 million
0.125 of 1%             on the next $250 million
0.100 of 1%             on the next $250 million
0.075 of 1%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended
October 31,                     1998         1997         1996
--------------------------------------------------------------
Advisory Fee Earned         $944,018   $1,102,550   $1,049,210
--------------------------------------------------------------
Advisory Fee Reduction       686,739      774,067      692,887
--------------------------------------------------------------
Brokerage Commissions              0            0            0
--------------------------------------------------------------
Administrative Fee           142,377      166,497      158,659
--------------------------------------------------------------
Shareholder Services Fee     453,129         ----         ----
--------------------------------------------------------------


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, and since inception periods ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended October 31, 1998.


Share Class                 7-Day Period      1 Year       Since Inception
                                                           on December 3, 1993
------------------------------------------------------------------------------
Total Return                --                3.24%              3.20%
------------------------------------------------------------------------------
Yield                       2.91%             --                 --
Effective Yield             2.95%             --                 --
Tax-Equivalent Yield        5.32%             --                 --
------------------------------------------------------------------------------
------------------------------------------------------------------------------


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


------------------------------------------------------------------------------------------------------------------------------------

                                                 TAXABLE YIELD EQUIVALENT FOR 1998

                                                         STATE OF ALABAMA
------------------------------------------------------------------------------------------------------------------------------------
        COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                           20.00%         33.00%            36.00%              41.00%              44.60%
------------------------------------------------------------------------------------------------------------------------------------
        JOINT                $1 -        $42,351 -         $102,301 -            $155,951              OVER
        RETURN              42,350        102,300            155,950              278,450            $278,450

        SINGLE               $1 -        $25,351 -          $61,401 -           $128,101 -             OVER
        RETURN              25,350        61,400             128,100              278,450            $278,450

------------------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT
YIELD                                                     TAXABLE YIELD EQUIVALENT
------------------------------------------------------------------------------------------------------------------------------------

           2.50%            3.13%          3.73%             3.91%               4.24%               4.51%
           3.00%            3.75%          4.48%             4.69%               5.08%               5.42%
           3.50%            4.38%          5.22%             5.47%               5.93%               6.32%
           4.00%            5.00%          5.97%             6.25%               6.78%               7.22%
           4.50%            5.63%          6.72%             7.03%               7.63%               8.12%
           5.00%            6.25%          7.46%             7.81%               8.47%               9.03%
           5.50%            6.88%          8.21%             8.59%               9.32%               9.93%
           6.00%            7.50%          8.96%             9.38%              10.17%              10.83%
           6.50%            8.13%          9.70%            10.16%              11.02%              11.73%
           7.00%            8.75%         10.45%            10.94%              11.86%              12.64%

        Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Who is Federated Investors, Inc.?


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.


Government Funds
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Investment Ratings

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Addresses

ALABAMA MUNICIPAL CASH TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812



PROSPECTUS

Arizona Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking current income exempt from federal regular income tax and income tax imposed by the State of Arizona.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


CONTENTS

Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information
Report of Independent Public Accountants
DECEMBER 31, 1998


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Arizona income taxes. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

  Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


What are the Fund's Fees and Expenses?

ARIZONA MUNICIPAL CASH TRUST



FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                           None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)      None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                             None
Exchange Fee                                                                                                                   None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee/2/                                                                                                             0.50%
Distribution (12b-1) Fee                                                                                                      None
Shareholder Services Fee                                                                                                      0.25%
                                                                                                                              1.78%
Other Expenses/3/
Total Annual Fund Operating Expenses                                                                                          2.53%
/1/Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.
Waiver of Fund Expenses                                                                                                       2.21%
Total Actual Annual Fund Operating Expenses (after waivers)                                                                   0.32%

/2/ The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. There was no management fee paid by the Fund (after the voluntary waiver) for the year ended October 31, 1998.
/3/ The Adviser has voluntarily waived certain other operating expenses. The
    Adviser can terminate this voluntary waiver at any time. Other operating expenses paid by the Fund (after the voluntary waiver) were 0.07% for the year ended October 31, 1998.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

                          1 Year     3 Years      5 Years      10 Years
Expenses assuming no        $256         $788       $1,345        $2,866
 redemption


What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar- weighted basis, will be 90 days or less.

  The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

Temporary Defensive Investments

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Arizona income taxes. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.


What are the Principal Securities in Which the Fund Invests?


TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax
-exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.



VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES
Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior to collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.


CREDIT RISK
Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.


 Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Arizona. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

  NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


 To obtain the Fund's current yield and other information, please call 1-800-341-7400.

How is the Fund Sold?

The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-Arizona taxpayers because it invests in Arizona tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


How to Purchase Shares
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 1:00 p.m.
  (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time)

 . You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
 . Establish your account with the Fund by submitting a completed New
  Account Form; and
 . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire
Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company

 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company

 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or
 . directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

INVESTMENT PROFESSIONALS ARE RESPONSIBLE FOR PROMPTLY SUBMITTING REDEMPTION REQUESTS AND PROVIDING PROPER WRITTEN REDEMPTION INSTRUCTIONS AS OUTLINED BELOW.

DIRECTLY FROM THE FUND


By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividends. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail
You may redeem Shares by mailing a written request to the Fund.


Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

 Federated Shareholder Services Company

 P.O. Box 8600

 Boston, MA 02266-8600


Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company

 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:
 . Fund Name and Share Class, account number and account registration;
 . amount to be redeemed; and
 . signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:
 . your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or
 . a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



 . an electronic transfer to your account at a financial institution that is an ACH member; or

 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
 . to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the
Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund, if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM
You may automatically redeem Shares in a minimum amount of $100 on a regular basis

 . Complete the appropriate section of the New Account Form or an Account Service
  Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your fund shares. Your account will continue to Receive the daily dividend declared on the shares being redeemed until a check Is presented for payment.


DEBIT CARD
You may request a debit card account that allows you to redeem Shares for purchases.

There is an annual fee for this service that the Fund will automatically deduct from your account.


ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund will not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

  Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Arizona income tax to the extent they are derived from interest on obligations exempt from Arizona income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222- 3779.

  The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on Page 21.

Period Ended October 31                                                                                                 1998/1/
Net Asset Value, Beginning of Period                                                                                 $  1.00
Income from Investment Operations:
Net investment income                                                                                                   0.01
Less Distributions:
Distributions from net investment income                                                                               (0.01)
Net Asset Value, End of Period                                                                                       $  1.00
Total Return2                                                                                                           1.28%

Ratios to Average Net Assets:
Expenses                                                                                                                0.32%/3/
Net investment income                                                                                                   3.24%/3/
Expense waiver/reimbursement4                                                                                           2.21%/3/
Supplemental Data:
Net assets, end of period (000 omitted)                                                                              $34,728

 1  Reflects operations for the period from June
    10, 1998 (date of initial public investment) to October 31, 1998.
 2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 3  Computed on an annualized basis.
 4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


Portfolio of Investments
OCTOBER 31, 1998

Principal                                                                                                              Value
 Amount
              /1/  SHORT-TERM MUNICIPALS 97.2%
                   Arizona 83.2%
$    2,000,000     Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)                 $  2,000,000
                   (Toronto-Dominion Bank LOC)
       150,000     Arizona Agricultural Improvement & Power District, 3.45% CP (Salt River Project, AZ                  150,000
                   Agricultural Improvement & Power District), Mandatory Tender 12/17/1998
       800,000     Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One,            800,000
                   Arizona N.A. LOC)
     1,000,000     Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B)              1,000,000
                   Weekly VRDNs (FGIC INS)/(Chase Manhattan Bank N.A., New York LIQ)
       150,000     Arizona State Development Authority, (Series 1998), 5.50% Bonds (MBIA INS),8/1/1999                  152,352
       500,000     Chandler, AZ Unified School District No. 80, (Series E), 3.75% Bonds (FGIC INS),7/1/1999             500,000
       500,000     Cochise County, AZ Pollution Control Corp., (Pooled Series 1994A), 3.55% TOBs (Arizona               500,000
                   Electric Power Cooperative, Inc. Project)/(National Rural Utilities Cooperative Finance
                   Corp. GTD), Optional Tender 3/1/1999
     2,450,000     Eloy, AZ IDA, (Series 1996) Weekly VRDNs (The Marley Cooling Tower Co.)/(First Union               2,450,000
                   National Bank, Charlotte, N.C. LOC)
     1,100,000     Glendale, AZ IDA, Variable Rate Senior Living Facilities Revenue Bonds Weekly VRDNs                1,100,000
                   (Friendship Retirement Corporation)/(Norwest Bank Minnesota, N.A. LOC)
     2,300,000     Maricopa County, AZ Pollution Control Corp., (Series 1984) Weekly VRDNs (El Paso Electric          2,300,000
                   Co.)/(Barclays Bank PLC, London LOC)
       500,000     Maricopa County, AZ Pollution Control Corp., (Series 1994F) Daily VRDNs (Arizona Public              500,000
                   Service Co. - Palo Verde)/(Bank of America NT and SA, San Francisco LOC)
       350,000     Maricopa County, AZ School District No. 45, (Series 198B), 5.50% Bonds (FSA INS), 7/1/1999           354,533
       500,000     Maricopa County, AZ Unified School District No. 48, 6.00% Bonds, 7/1/1999                            507,040
     2,740,000     Maricopa County, AZ, IDA (Series 1984) Weekly VRDNs (Gannett Co., Inc.)                            2,740,000
       170,000     Maricopa County, AZ, IDA, 3.55% CP (Citizens Utilities Co.), Mandatory Tender 2/10/1999              170,000
       750,000     Mesa, AZ Municipal Development Corp., (Series 1985), 3.20% CP (Westdeutsche Landesbank               750,000
                   Girozentrale LOC), Mandatory Tender 12/9/1998
     1,600,000     Phoenix, AZ IDA, (Series 1984) Weekly VRDNs (Del Mar Terrace Apartments)/(Bank of America          1,600,000
                   NT and SA, San Francisco LOC)
       450,000     Phoenix, AZ IDA, (Series 1997) Weekly VRDNs (Interface Data Systems, Inc.)/ (Bank One,               450,000
                   Arizona N.A. LOC)
       500,000     Phoenix, AZ IDA, (Series 1998) Weekly VRDNs (Standard Printing Company, Inc.)/(Bank One,             500,000
                   Arizona N.A. LOC)
$    1,000,000     Phoenix, AZ, (Series B), 6.00% Bonds, 7/1/1999                                                  $  1,018,855
       500,000     Phoenix, AZ, GO UT Bonds Daily VRDNs (Morgan Guaranty Trust Co., New York LIQ)                       500,000
     1,520,000     Phoenix, AZ, PA-236 Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)                        1,520,000
       300,000     Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Toronto-Dominion Bank LOC)             300,000
     1,350,000     Pima County, AZ IDA, Single Family Mortgage (PA-159) Weekly VRDNs (GNMA COL)/ (Merrill             1,350,000
                   Lynch Capital Services, Inc. LIQ)
     1,000,000     Pinal County, AZ IDA, PCR Bonds Daily VRDNs (Magma Copper Co.)/(National Westminster               1,000,000
                   Bank, PLC, London LOC)
     1,150,000     Scottsdale, AZ IDA Weekly VRDNs (Scottsdale (Memorial Hospitals))/(AMBAC INS)/ (Credit             1,150,000
                   Local de France LIQ)
       425,000     Sunnyside, AZ Unified School District No.12, 4.50% Bonds (FGIC INS), 7/1/1999                        427,187
       750,000     Tolleson, AZ Municipal Finance Corporation, Revenue Refunding Bonds (Series of 1998)                 750,000
                   Weekly VRDNs (Citizens Utilities Co.)
     1,550,000     Yavapai, AZ IDA, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA                1,550,000
                   INS)/(Credit Local de France LIQ)
       800,000     Yuma County, AZ Airport Authority, Inc., (Series 1997A) Weekly VRDNs (Bank One, Arizona              800,000
                   N.A. LOC)
                   TOTAL                                                                                             28,889,967
                                                                                                                   ------------
                   Puerto Rico 14.0%
     2,255,387     Commonwealth of Puerto Rico Municipal Revenues Collection Center, 1997A LeaseTOPS Trust            2,255,387
                   Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)
     1,500,000     Commonwealth of Puerto Rico, Municipal Securities Trust Receipts, (Series 1998-CMC4)               1,500,000
                   Weekly VRDNs (MBIA INS)/(Chase Manhattan Corp. LIQ)
     1,100,000     Government Development Bank for Puerto Rico (GDB) Weekly VRDNs (MBIA INS)/ (Credit Suisse          1,100,000
                   First Boston LIQ)
                   TOTAL                                                                                              4,855,387
                                                                                                                   ------------
           /2/     TOTAL INVESTMENTS (AT AMORTIZED COST)                                                           $ 33,745,354


Securities that are subject to Alternative Minimum Tax represent 18.4% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (`NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's , MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:
 Tier Rating Based on Total Market Value(Unaudited)

First              Second Tier
 Tier
100%                       0.00%

2  Also represents cost for federal tax purposes.
   Note: The categories of investments are shown as a percentage of net assets ($34,727,746) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC     American Municipal Bond Assurance Corporation
COL       Collateralized
CP        Commercial Paper
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GNMA      Government National Mortgage Association
GO        General Obligation
GTD       Guaranty
IDA       Industrial Development Authority
INS       Insured
LIQ       Liquidity Agreement
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PCR       Pollution Control Revenue
PLC       Public Limited Company
SA        Support Agreement
TOBs      Tender Option Bonds
UT        Unlimited Tax
VRDNs     Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities
OCTOBER 31, 1998

Assets:
Total investments in securities, at amortized cost and value                                                       $  33,745,354
Cash                                                                                                                   1,277,300
Income receivable                                                                                                        231,547
Receivable for shares sold                                                                                                 9,800
Deferred organizational costs                                                                                              9,979
 TOTAL ASSETS                                                                                                         35,273,980
Liabilities:
Payable for investments purchased                                                                     $  514,384
Income distribution payable                                                                               25,520
Accrued expenses                                                                                           6,330
 TOTAL LIABILITIES                                                                                                        546,234
Net Assets for 34,727,746 shares outstanding                                                                       $   34,727,746
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$34,727,746 / 34,727,746 shares outstanding                                                                                 $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

PERIOD ENDED OCTOBER 31, 19981

Investment Income:
Interest                                                                                                         $   171,083
Expenses:
Investment advisory fee                                                                           $     24,043
Administrative personnel and services fee                                                               48,973
Custodian fees                                                                                             304
Transfer and dividend disbursing agent fees and expenses                                                 3,920
Directors'/Trustees' fees                                                                                  250
Legal fees                                                                                               5,190
Portfolio accounting fees                                                                                9,796
Shareholder services fee                                                                                12,021
Share registration costs                                                                                13,743
Printing and postage                                                                                     3,321
Miscellaneous                                                                                              126
 TOTAL EXPENSES                                                                                        121,687
Waivers:
Waiver of investment advisory fee                                          $ (24,043)
Waiver of other operating expenses                                           (82,140)
 TOTAL WAIVERS                                                                                        (106,183)
Net expenses                                                                                                          15,504
Net investment income                                                                                            $   155,579

 1 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended October 31                                                                                                     1998/1/
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                                                             $      155,579
Distributions to Shareholders:
Distributions from net investment income                                                                                (155,579)
Share Transactions:
Proceeds from sale of shares                                                                                          46,101,572
Net asset value of shares issued to shareholders in payment of distributions declared                                     98,402
Cost of shares redeemed                                                                                              (11,472,228)
Change in net assets resulting from share transactions                                                                34,727,746
Change in net assets                                                                                                  34,727,746
Net Assets:
Beginning of period                                                                                                           --
End of period                                                                                                     $   34,727,746

1 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

     See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1998, capital paid-in aggregated $34,727,746. Transactions in shares were as follows:

Period Ended October 31                                                                                       1998/1/
Shares sold                                                                                             46,101,572
Shares issued to shareholders in payment of distributions declared                                          98,402
Shares redeemed                                                                                        (11,472,228)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                           34,727,746

1 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $36,215,387 and $9,800,000, respectively.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 72.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.


Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF ARIZONA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Arizona Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the period then ended, the statement of changes in net assets for the period then ended, and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and the broker. As to security purchased but not received, we requested the confirmation from the broker and, when the reply was not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arizona Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the period then ended, the changes in its net assets for the period then ended, and its financial highlights for the period presented, in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP
Boston, Massachusetts
December 23, 1998


Arizona Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES
DECEMBER 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5911

Cusip 314229696

G02372-01 (12/98)


Federated is a registered mark
of Federated Investors, Inc.
1998 (C)Federated Investors, Inc.





STATEMENT OF ADDITIONAL INFORMATION


Arizona Municipal Cash Trust


A Portfolio of Federated Municipal Trust


INSTITUTIONAL SERVICE SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Arizona Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.

                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses
DECEMBER 31, 1998


[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.


Cusip 314229626
G02372-02 (12/98)


How is the Fund Organized?


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established one class of shares of the Fund, known as Institutional Service Shares (Shares).


Securities in Which the Fund Invests


SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally could result in a default on the bonds.

Private Activity Bonds


Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.


Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.


Credit Enhancement


Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investment Ratings


A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and Arizona income taxes. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.

Lending Cash or Securities

The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from engaging in transactions permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Restricted and Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund does not intend to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.

Regulatory Compliance


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating service, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


Account and Share Information

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Norwest Investment Services Inc., Minneapolis, Minnesota, owned approximately 12,393,449 Shares (34.95%); Zions First National Bank, Salt Lake City, Utah, owned approximately 10,082,093 Shares (28.43%); Colonial Trust Co., Personal Division, Phoenix, Arizona, owned approximately 4,981,743 Shares (14.05%); Dain Rauscher Incorporated, Money Market Operations, Minneapolis, Minnesota, owned approximately 3,268,207 Shares (9.22%); and PJH Prime Account, Sundown Equipment LLC, Phoenix, Arizona, owned approximately 2,035,896 Shares (5.74%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


Tax Information

FEDERAL INCOME TAX


The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES


Under existing Arizona laws, distributions made by the Fund will not be subject to Arizona individual or corporate income taxes to the extent that such distributions qualify as exempt-interest dividends under Internal Revenue Code and represent (I) interest income received on obligations of the United States or its territories or possessions; and (ii) interest income received on
obligations of Arizona or its political subdivisions.   Conversely, to the
extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Arizona income taxes.


Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


Name                                                                                                             Total
Birthdate                                                                                    Aggregate           Compensation From
Address                          Principal Occupations                                       Compensation        Trust and Fund
Position With Trust              for Past 5 Years                                            From Trust          Complex
-------------------------------  ----------------------------------------------------------  ------------------  -------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of                       $0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management, and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director, Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee, Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group, Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee, University                             companies in the
                                 of Pittsburgh.                                                                  Fund Complex

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation; Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates, Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly: President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes, Inc.                                                      companies in the
                                                                                                                 Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany Fund,                           Trust and
571 Hayward Mill Road            Inc.                                                                            56 other
Concord, MA                                                                                                      investment
TRUSTEE                          Retired: President, Boston Stock Exchange, Inc.;                                companies in the
                                 Regional Administrator, United States Securities and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.; formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western Region;                               investment
Kochuba                          Partner, Meyer and Flaherty.                                                    companies in the
205 Ross Street                                                                                                  Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street Corporation.                            investment
Palm Beach, FL                                                                                                   companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

]ohn E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica & Murray.                                           56 other
President, Duquesne                                                                                              investment
University                       Retired: Dean and Professor of Law, University of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics, Athens;                                   Trust and
1925                             Professor, International Politics; Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment for                                     investment
University of Pittsburgh         International Peace, RAND Corporation, Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.

Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference Planning.                                 Trust and
4905 Bayard Street                                                                                               56 other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company of                             investment
TRUSTEE                          America; business owner.                                                        companies in the
                                                                                                                 Fund Complex
Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,                        $0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities Corp.                                                      and
Federated Investors Tower                                                                                        8 other investment
1001 Liberty Avenue                                                                                              companies in the
Pittsburgh, PA                                                                                                   Fund Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the                             $0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex; President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.; President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers, Federated                                      companies in the
EXECUTIVE VICE PRESDIENT         Management, and Federated Research; President and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the                          $0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman, Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the                            $0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors, Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.; Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice                            $0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly: various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial Services                            investment
Pittsburgh, PA                   Division of Federated Investors, Inc.                                           companies in the
TREASURER                                                                                                        Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in                      $0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee of                              and
Federated Investors Tower        some of the Funds in the Federated Fund Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors, Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various                        $0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex; Executive                            and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research, and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight                     $0     $0 for the
Birthdate:  September 12,        investment companies in the Federated Fund Complex;                             Trust and
1953                             Senior Vice President, Federated Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management, Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four                      $0     $0 for the
Birthdate:  January 15, 1960     investment companies in the Federated Fund Complex;                             Trust and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research, Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.

## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services


Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum                         Average Aggregate Daily
Administrative Fee              Net Assets of the Federated Funds
-------------------------------------------------------------------
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended
October 31,                               1998*
-----------------------------------------------
Advisory Fee Earned                    $24,043
-----------------------------------------------
Advisory Fee Reduction                  24,043
-----------------------------------------------
Brokerage Commissions                        0
-----------------------------------------------
Administrative Fee                      48,973
-----------------------------------------------
Shareholder Services Fee
-----------------------------------------------
Institutional Service Shares            12,021
-----------------------------------------------

* From the Fund's inception (June 10, 1998) to October 31, 1998.


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURN AND YIELD
Total returns given for the since inception period ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended October 31, 1998.

Share Class
Institutional Service Shares    7-Day Period   Since Inception on
                                               June 10, 1998
------------------------------------------------------------------
Total Return                      --                 1.28%
Yield                           2.89%                  --
Effective Yield                 2.93%                  --
Tax-Equivalent Yield            5.31%                  --
------------------------------------------------------------------
------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.


YIELD


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by:
determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                                                     TAXABLE YIELD EQUIVALENT FOR 1998

                                                          STATE OF ARIZONA
------------------------------------------------------------------------------------------------------------------------------------
COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                           18.30%         32.80%            35.80%              41.17%              44.77%
------------------------------------------------------------------------------------------------------------------------------------
SINGLE                       $1 -        $25,351 -          $61,401 -           $128,101 -             OVER
RETURN                      25,350        61,400             128,100              278,450            $278,450

------------------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT
YIELD                                                     TAXABLE YIELD EQUIVALENT
------------------------------------------------------------------------------------------------------------------------------------

           1.50%            1.84%          2.23%             2.34%               2.55%               2.72%
           2.00%            2.45%          2.98%             3.12%               3.40%               3.62%
           2.50%            3.06%          3.72%             3.89%               4.25%               4.53%
           3.00%            3.67%          4.46%             4.67%               5.10%               5.43%
           3.50%            4.28%          5.21%             5.45%               5.95%               6.34%
           4.00%            4.90%          5.95%             6.23%               6.80%               7.24%
           4.50%            5.51%          6.70%             7.01%               7.65%               8.15%
           5.00%            6.12%          7.44%             7.79%               8.50%               9.05%
           5.50%            6.73%          8.18%             8.57%               9.35%               9.96%
           6.00%            7.34%          8.93%             9.35%              10.20%              10.86%
           6.50%            7.96%          9.67%            10.12%              11.05%              11.77%
           7.00%            8.57%         10.42%            10.90%              11.90%              12.67%
           7.50%            9.18%         11.16%            11.68%              12.75%              13.58%
           8.00%            9.79%         11.90%            12.46%              13.60%              14.48%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.



------------------------------------------------------------------------------------------------------------------------------------

                                                 TAXABLE YIELD EQUIVALENT FOR 1998

                                                         STATE OF ARIZONA
------------------------------------------------------------------------------------------------------------------------------------
COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                           18.30%         31.90%            35.80%              40.80%              44.77%
------------------------------------------------------------------------------------------------------------------------------------

SINGLE                       $1 -        $42,351 -         $102,301 -           $155,951 -             OVER
RETURN                      42,350        102,300            155,950              278,450            $278,450

------------------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT
YIELD                                                     TAXABLE YIELD EQUIVALENT
------------------------------------------------------------------------------------------------------------------------------------

           1.50%            1.84%          2.20%             2.34%               2.53%               2.72%
           2.00%            2.45%          2.94%             3.12%               3.38%               3.62%
           2.50%            3.06%          3.67%             3.89%               4.22%               4.53%
           3.00%            3.67%          4.41%             4.67%               5.07%               5.43%
           3.50%            4.28%          5.14%             5.45%               5.91%               6.34%
           4.00%            4.90%          5.87%             6.23%               6.76%               7.24%
           4.50%            5.51%          6.61%             7.01%               7.60%               8.15%
           5.00%            6.12%          7.34%             7.79%               8.45%               9.05%
           5.50%            6.73%          8.08%             8.57%               9.29%               9.96%
           6.00%            7.34%          8.81%             9.35%              10.14%              10.86%
           6.50%            7.96%          9.54%            10.12%              10.98%              11.77%
           7.00%            8.57%         10.28%            10.90%              11.82%              12.67%
           7.50%            9.18%         11.01%            11.68%              12.67%              13.58%
           8.00%            9.79%         11.75%            12.46%              13.51%              14.48%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Who is Federated Investors, Inc.?


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government Funds

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW


Institutional Clients

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



Addresses

ARIZONA MUNICIPAL CASH TRUST

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812




California Municipal Cash Trust


A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Contents
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           2
What are the Fund's Investment Strategies?                       3
What are the Principal Securities in Which the Fund Invests?     3
What are the Specific Risks of Investing in the Fund?            4
What do Shares Cost?                                             5
How is the Fund Sold?                                            5
How to Purchase Shares                                           5
How to Redeem Shares                                             6
Account and Share Information                                    8
Who Manages the Fund?                                            9
Financial Information                                            9
Report of Independent Public Accountants                        23
December 31, 1998

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
[Graphic] - See Appendix C-1

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Institutional Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.42%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 0.90% (quarter ended June 30, 1997). Its lowest quarterly return was 0.79% (quarter ended March 31, 1997).

The Fund's Institutional Shares Seven-Day Net Yield as of
12/31/97 was 3.70%.

The following table represents the Fund's Institutional Shares Average Annual Total Return through 12/31/97.

Calendar Period               Fund
1 Year                        3.47%
Start of Performance1         3.45%

1  The Fund's Institutional Shares start of performance date was March 4, 1996.
     Investors may call the Fund at 1-800-341-7400 to acquire the Seven-Day Net Yield.

     Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


What are the Fund's Fees and Expenses?

California MUNICIPAL CASH TRUST

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)............................ None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)............................................................................. None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)............................................................................. None
Redemption Fee (as a percentage of amount redeemed, if applicable).............................................. None
Exchange Fee.................................................................................................... None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee/2/............................................................................................... 0.50%
Distribution (12b-1) Fee........................................................................................ None
Shareholder Services Fee/3/..................................................................................... 0.25%
Other Expenses.................................................................................................. 0.17%
Total Annual Fund Operating Expenses............................................................................ 0.92%


1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

     Waiver of Fund Expenses.......................................   0.67%
     Total Actual Annual Operating Expenses (after waivers)........   0.25%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.08% for the year ended October 31, 1998.

3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. There was no shareholder services fee paid by the Fund (after the voluntary reduction) for the year ended October 31, 1998.

Example
The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                        1 Year    3 Years    5 Years    10 Years
Expenses assuming
no redemption             $94       $293       $509      $1,131


What are the Fund's

Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

Temporary defensive Investments

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and California state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?
Tax-exempt securities

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

Fixed Income securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Variable rate demand instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

Municipal notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Investment Ratings

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.

Credit Risk

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

Market Risk

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risk

Most of the Fund's securities will be invested in issuers located in California. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 9:00 a.m. Pacific time (12:00 noon Eastern time), 10:00 a.m. Pacific time (1:00 p.m. Eastern time), and as of the end of regular trading (normally 1:00 p.m. Pacific time or 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?
The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .   Establish an account with the investment professional; and

 .   Submit your purchase order to the investment professional before 10:00
a.m. Pacific time (1:00 p.m. Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 12:00 noon Pacific time (3:00 p.m. Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.


Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .    Establish your account with the Fund by submitting a completed New Account
Form; and
 .    Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number,
  or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 .    through an investment professional if you purchased Shares through an investment professional; or

 .    directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 1:00 p.m. Pacific time or 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 9:00 a.m. Pacific time (12:00 noon Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 9:00 a.m. Pacific time (12:00 noon Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

 .    Fund Name and Share Class, account number and account registration;
 .    amount to be redeemed; and
 .    signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .    your redemption will be sent to an address other than the address of record;
 .    your redemption will be sent to an address of record that was changed within the last 30 days; or
 .    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .    an electronic transfer to your account at a financial institution that is an ACH member; or
 .    wire payment to your account at a domestic commercial bank that is a
Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .    to allow your purchase to clear;
 .    during periods of market volatility; or
 .    when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend of capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from California state personal income tax to the extent they are derived from interest on obligations exempt from California personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in the prospectus.

Financial Highlights-Institutional Shares

(For a share outstanding throughout each period)

Reference is made to the

Report of Independent Public Accountants on page 23.


Year Ended October 31                            d1998          1997         1996/1/
Net Asset Value, Beginning of Period            $ 1.00         $1.00         $1.00
Income from Investment Operations:
Net investment income                             0.03          0.03          0.02
Less Distributions:
Distributions from net investment income         (0.03)        (0.03)        (0.02)
Net Asset Value, End of Period                  $ 1.00        $ 1.00        $ 1.00
Total Return2                                     3.31%         3.44%         2.24%

Ratios to Average Net Assets:
Expenses                                          0.25%         0.21%         0.20%/3/
Net investment income                             3.25%         3.45%         3.33%/3/
Expense                                           0.67%         0.74%         0.90%/3/
waiver/reimbursement/4/
Supplemental Data:
Net assets, end of period (000 omitted)        $41,574       $41,956       $20,089

1 Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.
2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
3  Computed on an annualized
   basis.
4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements



Portfolio of Investments
October 31, 1998

Principal
Amount                                                  Value
             /1/  SHORT-TERM MUNICIPALS-99.6%

             California-95.9%

$ 5,600,000  ABAG Finance Authority for
             Non-Profit Corporations,
             (Series 1998) Weekly VRDNs
             (The Harker School
             Foundation)/(U.S. Bank,
             NA, Minneapolis LOC)                    $ 5,600,000

 15,705,000  ABN AMRO MuniTOPS
             Certificates Trust
             (California Non-AMT)
             Series 1998-10 Weekly
             VRDNs (San Diego, CA Water
             Utility Fund)/(FGIC
             INS)/(ABN AMRO Bank N.V.,
             Amsterdam LIQ)                           15,705,000

  8,000,000  /2/California Community College
             Financing Authority, Trust
             Receipts (Series 1998 FR/RI-A24),
             3.60% TOBs (FSA INS)/(Bank of
             New York, New York LIQ), Optional
             Tender 12/9/1998                          8,000,000

 13,495,000  California Educational
             Facilities Authority,
             PA-190 Weekly VRDNs
             (Stanford
             University)/(Merrill Lynch
             Capital Services, Inc. LIQ)              13,495,000

  2,055,000  California HFA, Home
             Mortgage (Series 1989F),
             3.55% TOBs (Citibank NA,
             New York LIQ), Optional
             Tender 2/1/1999                           2,055,000

  5,220,000  California HFA, PT-1037 Weekly
             VRDNs (Merrill Lynch Capital
             Services, Inc. LIQ)                       5,220,000

 14,995,000  /2/ California HFA, Variable
             Rate Certificates (Series
             1998E), 3.25% TOBs (Bank of
             America NT and SA, San Francisco
             LIQ), Optional Tender 5/6/1999           14,995,000

  2,000,000  California Public Capital
             Improvements Financing
             Authority, Trust Receipts
             (Series 1996 FR-3) Weekly
             VRDNs (MBIA INS)/(Bank of
             New York, New York LIQ)                   2,000,000

  4,840,000  California State, CDC
             Municipal Products, Inc.
             (Series 1996L) Weekly
             VRDNs (FGIC INS)/(CDC
             Municipal Products, Inc.
             LIQ)                                      4,840,000

  8,000,000  California State, Tender
             Option Certificates
             (Series 1998A) Weekly
             VRDNs (MBIA INS)/(First
             National Bank of Chicago
             LIQ)                                      8,000,000

  3,100,000  California Statewide
             Communities Development
             Authority, (Series A)
             Weekly VRDNs (Barton
             Memorial Hospital)/(Banque
             Nationale de Paris LOC)                   3,100,000

 14,000,000  California Transit Finance
             Authority, VRDB's (Series
             1997) Weekly VRDNs (FSA
             INS)/(Credit Suisse First
             Boston LIQ)                              14,000,000

  5,560,000  Central Unified School
             District, CA, Certificates
             of Participation (1995
             Financing Project) Weekly
             VRDNs (Union Bank of
             California LOC)                           5,560,000

  4,000,000  Clipper, CA Tax-Exempt
             Trust, (1996 Issue A)
             Weekly VRDNs (California
             Rural Home Mortgage
             Finance Authority)/(MBIA
             INS)/(State Street Bank
             and Trust Co. LIQ)                        4,000,000

  7,330,000  /2/ Clipper, CA Tax-Exempt
             Trust, 3.60% TOBs (California
             HFA)/(MBIA INS)/(State Street
             Bank and Trust Co. LIQ),
             Mandatory Tender 1/14/1999                7,330,000

  8,000,000  /2/ Contra Costa County,
             CA, Trust Receipts (1998 A-27),
             3.60% TOBs (Bank of New York,
             New York LIQ), Mandatory Tender
             12/9/1998                                 8,000,000

  8,000,000  Cupertino, CA Union School
             District, 3.90% TRANs, 6/30/1999          8,010,170

  1,900,000  East Bay Municipal Utility
             District, CA, 3.15% CP
             (Westdeutsche Landesbank
             Girozentrale LIQ),
             Mandatory Tender 11/12/1998               1,900,000

  1,500,000  East Bay Municipal Utility
             District, CA, 3.25% CP
             (Westdeutsche Landesbank
             Girozentrale LIQ),
             Mandatory Tender 1/14/1999                1,500,000


             /1/  SHORT-TERM MUNICIPALS-continued

California-continued

$ 3,000,000  East Bay Municipal Utility
             District, CA, 3.25% CP
             (Westdeutsche Landesbank
             Girozentrale LIQ),
             Mandatory Tender 11/12/1998             $ 3,000,000

  7,100,000  Glendale, CA, (Series
             1984A) Monthly VRDNs
             (Reliance Development
             Company, Inc.)/(Barclays
             Bank PLC, London LOC)                     7,100,000

    700,000  Golden West Schools, CA
             Financing Authority,
             (Series A), 5.55% Bonds (MBIA
             INS), 2/1/1999                              703,346

  1,085,000  Golden West Schools, CA
             Financing Authority, (Series A),
             5.55% Bonds (MBIA INS), 8/1/1999          1,099,596

  8,500,000  Long Beach, CA, 4.00% TRANs,
             10/5/1999                                 8,564,090

 10,000,000  Los Angeles County, CA
             Metropolitan
             Transportation Authority,
             Municipal Securities Trust
             Receipts (Series
             1998-CMC2) Weekly VRDNs
             (AMBAC INS)/(Chase
             Manhattan Corp. LIQ)                     10,000,000

  1,600,000  Los Angeles, CA Department of
             Water & Power, 9.00% Bonds,
             1/15/1999                                 1,617,028

  4,000,000  Los Angeles, CA Department
             of Water & Power, Electric
             Plant Short-Term Revenue
             Certificates, 3.25% CP
             (Bank of Nova Scotia,
             Toronto and
             Toronto-Dominion Bank
             LOCs), Mandatory Tender
             11/10/1998                                4,000,000

 12,500,000  Los Angeles, CA Department
             of Water & Power, Trust
             Receipts (Series 1998
             FR/RI-18) Weekly VRDNs
             (FGIC INS)/(Bank of New
             York, New York LIQ)                      12,500,000

  3,100,000  Los Angeles, CA Public Works
             Financing Authority, Trust
             Receipts (Series 1998 FR/RI-A47)
             Daily VRDNs (AMBAC INS)/(National
             Westminster Bank, PLC, London LIQ)        3,100,000

 32,195,000  Monterey Peninsula, CA Water
             Management District, Trust Receipts
             (Series 1998 FR/RI-C7) Weekly VRDNs
             (Wastewater Reclaimation)/(Bank of
             America NT and SA, San Fransisco
             SWP)                                     32,195,000

  3,000,000  Moreland, CA Elementary School
             District, 3.90% TRANs, 6/30/1999          3,003,814

  2,100,000  Northern California
             Transmission Agency, Trust
             Receipts (Series 1998
             FR/RI-16) Weekly VRDNs
             (California-Oregon
             Transmission
             Project)/(MBIA INS)/(Bank
             of New York, New York LIQ)                2,100,000

  6,000,000  Oceanside, CA Community
             Development Commission,
             (Series 1985) Weekly VRDNs
             (Shadow Way
             Apartments)/(Bank One,
             Arizona N.A. LOC)                         6,000,000

 11,900,000  Orange County, CA Housing
             Authority, (Issue I of
             1998) Weekly VRDNs (Oasis
             Martinique)/(Federal
             National Mortgage
             Association LOC)                         11,900,000

  7,100,000  Orange County, CA IDA,
             (Series 1991A) Weekly
             VRDNs (The Lakes)/(Chase
             Manhattan Bank N.A., New
             York LOC)                                 7,100,000

  5,900,000  Orange County, CA Local
             Transportation Authority,
             Trust Receipts (Series 1998
             FR/RI-A15) Weekly VRDNs
             (MBIA INS)/(Commerzbank AG,
             Frankfurt LIQ)                            5,900,000

 10,330,000  Oxnard Harbor District,
             CA, (Series 1995 II),
             PT-105, Weekly VRDNs
             (Asset Guaranty
             INS)/(Credit Suisse First
             Boston LIQ)                              10,330,000

 25,160,276  PBCC LeaseTOPS Trust
             (California Non-AMT)
             Series 1998-1 Weekly VRDNs
             (AMBAC INS)/(Pitney Bowes
             Credit Corp. LIQ)                        25,160,276

  4,500,000  Perris, CA Union High School
             District, 3.50% TRANs,
             10/26/1999                                4,522,324


             /1/  SHORT-TERM MUNICIPALS-continued

             California-continued

$12,266,838  Pitney Bowes Credit Corp.
             Leasetops Trust, Leasetops
             Certificates (Series
             1996A) Weekly VRDNs (San
             Diego County, CA, Regional
             Communications
             System)/(Pitney Bowes
             Credit Corp.
             LIQ)/(Bayerische
             Landesbank Girozentrale
             LOC)                                    $12,266,838

  1,570,000  Placer County, CA Office of
             Education, 4.00% TRANs, 9/21/1999         1,578,413

  6,000,000  Pleasanton, CA Unified School
             District, 3.90% TRANs, 6/30/1999          6,007,627

  2,400,000  Redding, CA School District,
             3.90% TRANs, 6/30/1999                    2,403,051

  8,000,000  Regents of University of
             California, (Series A),
             3.30% CP (Bank of America
             NT and SA, San Francisco,
             Bank of Montreal, Caisse
             Nationale De Credit
             Agricole, Paris, Canadian
             Imperial Bank of Commerce,
             Toronto and Societe
             Generale, Paris LIQs),
             Mandatory Tender 11/10/1998               8,000,000

  3,455,000  Riverside, CA, Municipal
             Securities Trust Receipts
             (Series 1998-CMC5) Weekly
             VRDNs (AMBAC INS)/(Chase
             Manhattan Corp. LIQ)                      3,455,000

  3,510,000  Roseville, CA Joint Union
             High School District, 4.00% TRANs,
             9/21/1999                                 3,528,808

    850,000  Roseville, CA, Hospital Facilities
             Authority, (Series 1989A) Weekly
             VRDNs (Toronto-Dominion
             Bank LOC)                                  850,000

 19,000,000  San Diego, CA Area Local
             Governments, Trust
             Receipts (Series
             FR/RI-A25) Weekly VRDNs
             (Bank of New York, New
             York LIQ)                                19,000,000

  3,175,000  San Francisco, CA
             Redevelopment Finance
             Agency, (PT-125) Weekly
             VRDNs (Northridge
             Cooperative Homes)/(MBIA
             INS)/(Merrill Lynch
             Capital Services, Inc. LIQ)               3,175,000

 16,500,000  San Francisco, CA
             Redevelopment Finance
             Agency, (Series B1) Weekly
             VRDNs (Fillmore
             Center)/(Bank of Nova
             Scotia, Toronto LOC)                     16,500,000

  4,065,000  San Francisco, CA
             Redevelopment Finance
             Agency, CDC Municipal
             Products, Inc. (Series
             1997T) Weekly VRDNs
             (Northridge Cooperative
             Homes)/(MBIA INS)/(CDC
             Municipal Products, Inc.
             LIQ)                                      4,065,000

  2,000,000  San Francisco, CA Unified
             School District, 4.50% TRANs,
             9/22/1999                                 2,019,060

  2,500,000  Sanger, CA Unified School
             District, 4.00% TRANs, 1/27/1999          2,502,878

    400,000  Santa Clara, CA, (Series
             1985C) Weekly VRDNs (Santa
             Clara, CA Electric
             System)/(National
             Westminster Bank, PLC,
             London LOC)                                 400,000

  6,000,000  Stanislaus County, CA Office of
             Education, 4.50% TRANs, 7/30/1999         6,036,450

    325,000  Stockton, CA, (Series 1993)
             Weekly VRDNs (La Quinta Inns, Inc.)/
             (Nationsbank, N.A., Charlotte LOC)          325,000

  1,000,000  Vallejo, CA Unified School District,
             7.60% Bonds (FGIC INS), 8/1/1999          1,034,426

  1,930,000  Western Placer, CA Unified School
             District, 4.00% TRANs, 9/21/1999          1,940,342

               Total                                 388,293,537

             Puerto Rico-3.7%

  4,000,000  /2/ Commonwealth of Puerto Rico,
             (Series 1992A) P-Floats PT-140,
             3.65% TOBs (FSA INS)/(Commerzbank
             AG, Frankfurt LIQ), Mandatory
             Tender 1/14/1999                          4,000,000

  9,750,000  Commonwealth of Puerto
             Rico, Floating Rate Trust
             Receipts (Series 1997)
             Weekly VRDNs (Commerzbank
             AG, Frankfurt
             LIQ)/(Commerzbank AG,
             Frankfurt LOC)                            9,750,000

             /1/  SHORT-TERM MUNICIPALS-continued

             Puerto Rico-continued

$ 1,115,000  Puerto Rico Industrial,
             Medical & Environmental
             PCA, (1983 Series A),
             4.00% TOBs (Merck & Co.,
             Inc.), Optional Tender
             12/1/1998                               $ 1,115,178

               Total                                  14,865,178

             /3/  Total Investments (at amortized
             cost)                                  $403,158,715

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At October 31, 1998, the portfolio securities were rated as follows:

     Tier Rating Based on Total Market Value (Unaudited)

     First Tier    Second Tier
       100.00%        0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $42,325,000 which represents 10.4% of net assets.

3  Also represents cost for federal tax purposes.





Note: The categories of investments are shown as a percentage of net assets ($404,776,382) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC  -American Municipal Bond Assurance Corporation
AMT    -Alternative Minimum Tax
CP     -Commercial Paper
FGIC   -Financial Guaranty Insurance Company
FSA    -Financial Security Assurance
HFA    -Housing Finance Authority
IDA    -Industrial Development Authority
INS    -Insured
LIQ    -Liquidity Agreement
LOCs   -Letter(s) of Credit
LOC    -Letter of Credit
MBIA   -Municipal Bond Investors Assurance
PCA    -Pollution Control Authority
PLC    -Public Limited Company
SA     -Support Agreement
TOBs   -Tender Option Bonds
TRANs  -Tax and Revenue Anticipation Notes
VRDB   -Variable Rate Demand Bond
VRDNs  -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements



Statement of Assets and Liabilities
October 31, 1998

Assets:
Total investments in securities, at amortized cost and value                            $ 403,158,715
Cash                                                                                          273,872
Income receivable                                                                           2,919,735
Receivable for shares sold                                                                      2,815
Total assets                                                                              406,355,137
Liabilities:
Payable for shares redeemed                                           $     1,023,729
Income distribution payable                                                   411,217
Accrued expenses                                                              143,809
Total liabilities                                                                           1,578,755
Net Assets for 404,776,382 shares outstanding                                           $ 404,776,382
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$363,202,187 / 363,202,187 shares outstanding                                                   $1.00
Institutional Shares:
$41,574,195 / 41,574,195 shares outstanding                                                     $1.00

See Notes which are an integral part of the Financial Statements




Statement of Operations
Year Ended October 31, 1998


Investment Income:
Interest                                                                                $    12,277,274
Expenses:
Investment advisory fee                                                 $   1,757,809
Administrative personnel and services fee                                     265,101
Custodian fees                                                                  5,993
Transfer and dividend disbursing agent fees and expenses                      132,557
Directors'/Trustees' fees                                                       3,032
Auditing fees                                                                  12,692
Legal fees                                                                     16,004
Portfolio accounting fee                                                       88,219
Shareholder services fee-Institutional Service Shares                         774,950
Shareholder services fee-Institutional Shares                                 103,682
Share registration costs                                                       55,187
Printing and postage                                                           25,298
Insurance premiums                                                             27,166
Miscellaneous                                                                   2,094
Total expenses                                                              3,269,784
Waivers:
Waiver of investment advisory fee                        $ (1,496,779)
Waiver of shareholder services fee-Institutional Shares      (103,682)
Total waivers                                                              (1,600,461)
Net expenses                                                                                   1,669,323
Net investment income                                                                   $    10,607,951


See Notes which are an integral part of the Financial Statements



Statement of Changes in Net Assets


Year Ended October 31                                                            1998            1997
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                 $    10,607,951   $   6,655,913
Distributions to Shareholders:
Distributions from net investment income:
Institutional Service Shares                                               (9,261,806)     (5,624,269)
Institutional Shares                                                       (1,346,145)     (1,031,644)
Change in net assets resulting from distributions to shareholders         (10,607,951)     (6,655,913)
Share Transactions:
Proceeds from sale of shares                                            1,401,854,420     905,107,252
Net asset value of shares issued to shareholders
in payment of distributions declared
5,742,314
3,335,040
Cost of shares redeemed                                                (1,279,540,519)   (783,969,559)
Change in net assets resulting from share transactions                    128,056,215     124,472,733
Change in net assets                                                      128,056,215     124,472,733
Net Assets:
Beginning of period                                                       276,720,167     152,247,434
End of period                                                         $   404,776,382   $ 276,720,167


See Notes which are an integral part of the Financial Statements




Notes to Financial Statements

October 31, 1998

Organization

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares.

The investment objective of the Fund is current income exempt from federal income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.
Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998 is as follows:


Security                                      Acquisition Date   Acquisition Cost
California Community College Financing                 7/8/1998         8,000,000
California HFA, Variable Rate Certificate             9/25/1998        14,995,000
Clipper, CA Tax-Exempt Trust, 3.60%                   6/24/1998         7,330,000
Commonwealth of Puerto Rico                  2/4/1998-2/12/1998         4,000,000
Contra Costa County, CA Trust Receipts                 7/1/1998         8,000,000


Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.


Transactions in shares were as follows:
Year Ended October 31                                                      1998            1997
Institutional Shares:
Shares sold                                                              117,311,375     95,368,952
Shares issued to shareholders in payment of distributions declared            11,638         62,298
Shares redeemed                                                         (117,704,612)   (73,564,054)
Net change resulting from Institutional share transactions                  (381,599)    21,867,196
Year Ended October 31                                                           1998           1997
Institutional Service Shares:
Shares sold                                                            1,284,543,045    809,738,300
Shares issued to shareholders in payment of distributions declared         5,730,676      3,272,742
Shares redeemed                                                       (1,161,835,907)  (710,405,505)
Net change resulting from Institutional Service share transactions       128,437,814    102,605,537
Net change resulting from share transactions                             128,056,215    124,472,733


At October 31, 1998, capital paid-in aggregated $404,776,382.



Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing
Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchases and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $550,207,000 and $499,025,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 59% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.3% of total investments.

Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST
AND SHAREHOLDERS OF CALIFORNIA MUNICIPAL CASH TRUST:

We have audited the accompanying statements of assets and liabilities of California Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                           Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998



[LOGO OF FEDERATED]

California Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES



A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


[LOGO OF FEDERATED]

Investment Company Act File No. 811-5911
Cusip 314229675
G00300-01-IS (12/98)

[RECYCLED PAPER LOGO]                               December 31, 1998



PROSPECTUS

CALIFORNIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             5
How is the Fund Sold?                                            6
How to Purchase Shares                                           6
How to Redeem Shares                                             7
Account and Share Information                                    9
Who Manages the Fund?                                           10
Financial Information                                           11
Report of Independent Public Accountants                        24


DECEMBER 31, 1998

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic] - See Appendix C-2

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares year to-date-total return as of the most recent calendar quarter of September 30, 1998 was 2.23%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.35% (quarter ended June 30, 1990). Its lowest quarterly return was 0.44% (quarters ended March 31, 1993 and March 31, 1994).

The Fund's Institutional Service Shares Seven-Day Net Yield as of 12/31/97 was 3.45%.

The following table represents the Fund's Institutional Service Shares Average Annual Total Return through 12/31/97.

Calendar Period                                         Fund
1 Year                                                  3.21%
5 Years                                                 2.82%
Start of Performance/1/                                 3.44%

1 The Fund's Institutional Service Shares start of performance date was April 3, 1989. Investors may call the Fund at 1-800-341-7400 to acquire the Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees And Expenses?

CALIFORNIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price  or redemption proceeds, as applicable)     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)  (as a percentage of offering price)   None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                           None
Exchange Fee                                                                                                                 None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee2                                                                                                               0.50%
Distribution (12b-1) Fee                                                                                                     None
Shareholder Services Fee                                                                                                      0.25%
Other Expenses                                                                                                                0.18%
Total Annual Fund Operating Expenses                                                                                          0.93%

1     Although not contractually obligated to do so, the adviser waived certain amounts. This is shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.
      Waiver of Fund Expenses                                                                                                 0.43%
      Total Actual Annual Fund Operating Expenses (after waivers)                                                             0.50%
2     The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after voluntary waiver) was 0.07% for the year ended October 31, 1998.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional
Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                           1 Year     3 Years     5 Years      10 Years
Expenses assuming no
redemption                    $95        $296        $515        $1,143


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax- exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

TEMPORARY DEFENSIVE INVESTMENTS

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and California state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.

CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in California. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 9:00 a.m. Pacific time (12:00 noon Eastern time), 10:00 a.m. Pacific time (1:00 p.m. Eastern time), and as of the end of regular trading (normally 1:00 p.m. Pacific time or 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 10:00 a.m.
  Pacific time (1:00 p.m. Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 12:00 noon Pacific time (3:00 p.m. Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account
  Form; and

 . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or
 . directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 1:00 p.m. Pacific time or 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 9:00 a.m. Pacific time (12:00 noon Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 9:00 a.m. Pacific time (12:00 noon Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 11:00 a.m. Pacific time (2:00 p.m. Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days; or
 . a redemption is payable to someone other than the shareholder(s) of record.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 . wire payment to your account at a domestic commercial bank that is a Federal
  Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 . to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from California state personal income tax to the extent they are derived from interest on obligations exempt from California personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information had been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 24.


Year Ended October 31                              1998          1997          1996         1995        19941
Net Asset Value, Beginning of Period              $   1.00      $   1.00      $   1.00     $  1.00      $  1.00
Income from Investment Operations:
Net investment income                                 0.03          0.03          0.03        0.03        0.002
Net realized loss on investment                         --            --            --       (0.01)          --
 TOTAL FROM INVESTMENT OPERATIONS                     0.03          0.03          0.03        0.02        0.002
Capital Contributions                                   --            --            --        0.01           --
Less Distributions:
Distributions from net investment income             (0.03)        (0.03)        (0.03)      (0.03)      (0.002)
Net Asset Value, End of Period                    $   1.00      $   1.00      $   1.00     $  1.00      $  1.00
Total Return2                                         3.05%         3.19%         3.22%       3.37%        0.23%

Ratios to Average Net Assets:
Expenses                                              0.50%         0.46%         0.49%       0.59%      0.59%3
Net investment income                                 2.99%         3.13%         3.17%       3.33%      2.71%3
Expense waiver/reimbursement4                         0.43%         0.49%         0.62%       0.50%      0.44%3
Supplemental Data:
Net assets, end of period (000 omitted)           $363,202      $234,764      $132,159     $96,534      $81,563


1 For the one month ended October 31, 1994. The Fund changed its fiscal year-end from September 30, to October 31, beginning September 30, 1994.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 1998

Principal                                                                                                Value
Amount
---------------------------------------------------------------------------------------------------------------------
                                          1SHORT-TERM MUNICIPALS--99.6%
---------------------------------------------------------------------------------------------------------------------
                                                California--95.9%
---------------------------------------------------------------------------------------------------------------------
   $  5,600,000  ABAG Finance Authority for Non-Profit Corporations, (Series 1998) Weekly VRDNs          $  5,600,000
                 (The Harker School Foundation)/(U.S. Bank, NA, Minneapolis LOC)
---------------------------------------------------------------------------------------------------------------------
     15,705,000  ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1998-10                  15,705,000
                 Weekly VRDNs (San Diego, CA Water Utility Fund)/(FGIC INS)/(ABN AMRO Bank
                 N.V., Amsterdam LIQ)
---------------------------------------------------------------------------------------------------------------------
      8,000,000  /2/California Community College Financing Authority, Trust Receipts (Series 1998           8,000,000
                 FR/RI-A24), 3.60% TOBs (FSA INS)/(Bank of New York, New York LIQ), Optional
                 Tender  12/9/1998
---------------------------------------------------------------------------------------------------------------------
     13,495,000  California Educational Facilities Authority, PA-190 Weekly VRDNs (Stanford                13,495,000
                 University)/(Merrill Lynch Capital Services, Inc. LIQ)
---------------------------------------------------------------------------------------------------------------------
      2,055,000  California HFA, Home Mortgage (Series 1989F), 3.55% TOBs (Citibank NA, New                 2,055,000
                 York LIQ), Optional Tender 2/1/1999
---------------------------------------------------------------------------------------------------------------------
      5,220,000  California HFA, PT-1037 Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)            5,220,000
---------------------------------------------------------------------------------------------------------------------
     14,995,000  /2/California HFA, Variable Rate Certificates (Series 1998E), 3.25% TOBs (Bank            14,995,000
                 of America NT and SA, San Francisco LIQ), Optional Tender 5/6/1999
---------------------------------------------------------------------------------------------------------------------
      2,000,000  California Public Capital Improvements Financing Authority, Trust Receipts                 2,000,000
                 (Series 1996 FR-3) Weekly VRDNs (MBIA INS)/(Bank of New York, New York LIQ)
---------------------------------------------------------------------------------------------------------------------
      4,840,000  California State, CDC Municipal Products, Inc. (Series 1996L) Weekly VRDNs                 4,840,000
                 (FGIC INS)/(CDC Municipal Products, Inc. LIQ)
---------------------------------------------------------------------------------------------------------------------
      8,000,000  California State, Tender Option Certificates (Series 1998A) Weekly VRDNs (MBIA             8,000,000
                 INS)/(First National Bank of Chicago LIQ)
---------------------------------------------------------------------------------------------------------------------
      3,100,000  California Statewide Communities Development Authority, (Series A) Weekly                  3,100,000
                 VRDNs (Barton Memorial Hospital)/(Banque Nationale de Paris LOC)
---------------------------------------------------------------------------------------------------------------------
     14,000,000  California Transit Finance Authority, VRDB's (Series 1997) Weekly VRDNs (FSA              14,000,000
                 INS)/ (Credit Suisse First Boston LIQ)
---------------------------------------------------------------------------------------------------------------------
      5,560,000  Central Unified School District, CA, Certificates of Participation (1995                   5,560,000
                 Financing Project) Weekly VRDNs (Union Bank of California LOC)
---------------------------------------------------------------------------------------------------------------------
      4,000,000  Clipper, CA Tax-Exempt Trust, (1996 Issue A) Weekly VRDNs (California Rural                4,000,000
                 Home Mortgage Finance Authority)/(MBIA INS)/(State Street Bank and Trust Co.
                 LIQ)
---------------------------------------------------------------------------------------------------------------------
      7,330,000  /2/Clipper, CA Tax-Exempt Trust, 3.60% TOBs (California HFA)/(MBIA INS)/(State             7,330,000
                 Street Bank and Trust Co. LIQ), Mandatory Tender 1/14/1999
---------------------------------------------------------------------------------------------------------------------
      8,000,000  /2/Contra Costa County, CA, Trust Receipts (1998 A-27), 3.60% TOBs (Bank of New            8,000,000
                 York, New York LIQ), Mandatory Tender 12/9/1998
---------------------------------------------------------------------------------------------------------------------
      8,000,000  Cupertino, CA Union School District, 3.90% TRANs, 6/30/1999                                8,010,170
---------------------------------------------------------------------------------------------------------------------
      1,900,000  East Bay Municipal Utility District, CA, 3.15% CP (Westdeutsche Landesbank                 1,900,000
                 Girozentrale LIQ), Mandatory Tender 11/12/1998
---------------------------------------------------------------------------------------------------------------------
      1,500,000  East Bay Municipal Utility District, CA, 3.25% CP (Westdeutsche Landesbank                 1,500,000
                 Girozentrale LIQ), Mandatory Tender 1/14/1999
---------------------------------------------------------------------------------------------------------------------
   $  3,000,000  East Bay Municipal Utility District, CA, 3.25% CP (Westdeutsche Landesbank              $  3,000,000
                 Girozentrale LIQ), Mandatory Tender 11/12/1998
---------------------------------------------------------------------------------------------------------------------
      7,100,000  Glendale, CA, (Series 1984A) Monthly VRDNs (Reliance Development Company,                  7,100,000
                 Inc.)/ (Barclays Bank PLC, London LOC)
---------------------------------------------------------------------------------------------------------------------
        700,000  Golden West Schools, CA Financing Authority, (Series A), 5.55% Bonds (MBIA                   703,346
                 INS), 2/1/1999
---------------------------------------------------------------------------------------------------------------------
      1,085,000  Golden West Schools, CA Financing Authority, (Series A), 5.55% Bonds (MBIA                 1,099,596
                 INS), 8/1/1999
---------------------------------------------------------------------------------------------------------------------
      8,500,000  Long Beach, CA, 4.00% TRANs, 10/5/1999                                                     8,564,090
---------------------------------------------------------------------------------------------------------------------
     10,000,000  Los Angeles County, CA Metropolitan Transportation Authority, Municipal                   10,000,000
                 Securities Trust Receipts (Series 1998-CMC2) Weekly VRDNs (AMBAC INS)/(Chase
                 Manhattan Corp. LIQ)
---------------------------------------------------------------------------------------------------------------------
      1,600,000  Los Angeles, CA Department of Water & Power, 9.00% Bonds, 1/15/1999                        1,617,028
---------------------------------------------------------------------------------------------------------------------
      4,000,000  Los Angeles, CA Department of Water & Power, Electric Plant Short-Term Revenue             4,000,000
                 Certificates, 3.25% CP (Bank of Nova Scotia, Toronto and Toronto-Dominion Bank
                 LOCs), Mandatory Tender 11/10/1998
---------------------------------------------------------------------------------------------------------------------
     12,500,000  Los Angeles, CA Department of Water & Power, Trust Receipts (Series 1998                  12,500,000
                 FR/RI-18) Weekly VRDNs (FGIC INS)/(Bank of New York, New York LIQ)
---------------------------------------------------------------------------------------------------------------------
      3,100,000  Los Angeles, CA Public Works Financing Authority, Trust Receipts (Series 1998              3,100,000
                 FR/RI-A47) Daily VRDNs (AMBAC INS)/(National Westminster Bank, PLC, London LIQ)
---------------------------------------------------------------------------------------------------------------------
     32,195,000  Monterey Peninsula, CA Water Management District, Trust Receipts (Series 1998             32,195,000
                 FR/RI-C7) Weekly VRDNs (Wastewater Reclaimation)/(Bank of America NT and SA,
                 San Fransisco SWP)
---------------------------------------------------------------------------------------------------------------------
      3,000,000  Moreland, CA Elementary School District, 3.90% TRANs, 6/30/1999                            3,003,814
---------------------------------------------------------------------------------------------------------------------
      2,100,000  Northern California Transmission Agency, Trust Receipts (Series 1998 FR/RI-16)             2,100,000
                 Weekly VRDNs (California-Oregon Transmission Project)/(MBIA INS)/(Bank of New
                 York, New York LIQ)
---------------------------------------------------------------------------------------------------------------------
      6,000,000  Oceanside, CA Community Development Commission, (Series 1985) Weekly VRDNs                 6,000,000
                 (Shadow Way Apartments)/(Bank One, Arizona N.A. LOC)
---------------------------------------------------------------------------------------------------------------------
     11,900,000  Orange County, CA Housing Authority, (Issue I of 1998) Weekly VRDNs (Oasis                11,900,000
                 Martinique)/(Federal National Mortgage Association LOC)
---------------------------------------------------------------------------------------------------------------------
      7,100,000  Orange County, CA IDA, (Series 1991A) Weekly VRDNs (The Lakes)/(Chase                      7,100,000
                 Manhattan Bank N.A., New York LOC)
---------------------------------------------------------------------------------------------------------------------
      5,900,000  Orange County, CA Local Transportation Authority, Trust Receipts (Series 1998              5,900,000
                 FR/RI-A15) Weekly VRDNs (MBIA INS)/(Commerzbank AG, Frankfurt LIQ)
---------------------------------------------------------------------------------------------------------------------
     10,330,000  Oxnard Harbor District, CA, (Series 1995 II), PT-105, Weekly VRDNs (Asset                 10,330,000
                 Guaranty INS)/(Credit Suisse First Boston LIQ)
---------------------------------------------------------------------------------------------------------------------
     25,160,276  PBCC LeaseTOPS Trust (California Non-AMT) Series 1998-1 Weekly VRDNs (AMBAC               25,160,276
                 INS)/(Pitney Bowes Credit Corp. LIQ)
---------------------------------------------------------------------------------------------------------------------
      4,500,000  Perris, CA Union High School District, 3.50% TRANs, 10/26/1999                             4,522,324
---------------------------------------------------------------------------------------------------------------------
   $ 12,266,838  Pitney Bowes Credit Corp. Leasetops Trust, Leasetops Certificates (Series               $ 12,266,838
                 1996A) Weekly VRDNs (San Diego County, CA, Regional Communications
                 System)/(Pitney Bowes Credit Corp. LIQ)/(Bayerische Landesbank Girozentrale
                 LOC)
---------------------------------------------------------------------------------------------------------------------
      1,570,000  Placer County, CA Office of Education, 4.00% TRANs, 9/21/1999                              1,578,413
---------------------------------------------------------------------------------------------------------------------
      6,000,000  Pleasanton, CA Unified School District, 3.90% TRANs, 6/30/1999                             6,007,627
---------------------------------------------------------------------------------------------------------------------
      2,400,000  Redding, CA School District, 3.90% TRANs, 6/30/1999                                        2,403,051
---------------------------------------------------------------------------------------------------------------------
      8,000,000  Regents of University of California, (Series A), 3.30% CP (Bank of America NT              8,000,000
                 and SA, San Francisco, Bank of Montreal, Caisse Nationale De Credit Agricole,
                 Paris, Canadian Imperial Bank of Commerce, Toronto and Societe Generale, Paris
                 LIQs), Mandatory Tender 11/10/1998
---------------------------------------------------------------------------------------------------------------------
      3,455,000  Riverside, CA, Municipal Securities Trust Receipts (Series 1998-CMC5) Weekly               3,455,000
                 VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)
---------------------------------------------------------------------------------------------------------------------
      3,510,000  Roseville, CA Joint Union High School District, 4.00% TRANs, 9/21/1999                     3,528,808
---------------------------------------------------------------------------------------------------------------------
        850,000  Roseville, CA, Hospital Facilities Authority, (Series 1989A) Weekly VRDNs                    850,000
                 (Toronto- Dominion Bank LOC)
---------------------------------------------------------------------------------------------------------------------
     19,000,000  San Diego, CA Area Local Governments, Trust Receipts (Series FR/RI-A25) Weekly            19,000,000
                 VRDNs (Bank of New York, New York LIQ)
---------------------------------------------------------------------------------------------------------------------
      3,175,000  San Francisco, CA Redevelopment Finance Agency, (PT-125) Weekly VRDNs                      3,175,000
                 (Northridge Cooperative Homes)/(MBIA INS)/(Merrill Lynch Capital Services,
                 Inc. LIQ)
---------------------------------------------------------------------------------------------------------------------
     16,500,000  San Francisco, CA Redevelopment Finance Agency, (Series B1) Weekly VRDNs                  16,500,000
                 (Fillmore Center)/(Bank of Nova Scotia, Toronto LOC)
---------------------------------------------------------------------------------------------------------------------
      4,065,000  San Francisco, CA Redevelopment Finance Agency, CDC Municipal Products, Inc.               4,065,000
                 (Series 1997T) Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(CDC
                 Municipal Products, Inc. LIQ)
---------------------------------------------------------------------------------------------------------------------
      2,000,000  San Francisco, CA Unified School District, 4.50% TRANs, 9/22/1999                          2,019,060
---------------------------------------------------------------------------------------------------------------------
      2,500,000  Sanger, CA Unified School District, 4.00% TRANs, 1/27/1999                                 2,502,878
---------------------------------------------------------------------------------------------------------------------
        400,000  Santa Clara, CA, (Series 1985C) Weekly VRDNs (Santa Clara, CA Electric                       400,000
                 System)/ (National Westminster Bank, PLC, London LOC)
---------------------------------------------------------------------------------------------------------------------
      6,000,000  Stanislaus County, CA Office of Education, 4.50% TRANs, 7/30/1999                          6,036,450
---------------------------------------------------------------------------------------------------------------------
        325,000  Stockton, CA, (Series 1993) Weekly VRDNs (La Quinta Inns, Inc.)/(Nationsbank,                325,000
                 N.A., Charlotte LOC)
---------------------------------------------------------------------------------------------------------------------
      1,000,000  Vallejo, CA Unified School District, 7.60% Bonds (FGIC INS), 8/1/1999                      1,034,426
---------------------------------------------------------------------------------------------------------------------
      1,930,000  Western Placer, CA Unified School District, 4.00% TRANs, 9/21/1999                         1,940,342
---------------------------------------------------------------------------------------------------------------------
                 Total                                                                                    388,293,537
---------------------------------------------------------------------------------------------------------------------
                 Puerto Rico--3.7%
---------------------------------------------------------------------------------------------------------------------
      4,000,000  /2/Commonwealth of Puerto Rico, (Series 1992A) P-Floats PT-140, 3.65% TOBs (FSA            4,000,000
                 INS)/(Commerzbank AG, Frankfurt LIQ), Mandatory Tender 1/14/1999
---------------------------------------------------------------------------------------------------------------------
      9,750,000  Commonwealth of Puerto Rico, Floating Rate Trust Receipts (Series 1997) Weekly             9,750,000
                 VRDNs (Commerzbank AG, Frankfurt LIQ)/(Commerzbank AG, Frankfurt LOC)
---------------------------------------------------------------------------------------------------------------------
   $  1,115,000  Puerto Rico Industrial, Medical & Environmental PCA, (1983 Series A), 4.00%             $  1,115,178
                 TOBs (Merck & Co., Inc.), Optional Tender 12/1/1998
---------------------------------------------------------------------------------------------------------------------
                 Total                                                                                     14,865,178
---------------------------------------------------------------------------------------------------------------------
                /3/Total Investments (at amortized cost)                                                 $403,158,715
---------------------------------------------------------------------------------------------------------------------


1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc. or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

   Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

   At October 31, 1998, the portfolio securities were rated as follows:

   Tier Rating Based on Total Market Value (Unaudited)

   First Tier                   Second Tier
   100.00%                                   0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $42,325,000 which represents 10.4% of net assets.

3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($404,776,382) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
CP        Commercial Paper
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
HFA       Housing Finance Authority
IDA       Industrial Development Authority
INS       Insured
LIQ       Liquidity Agreement
LOC's     Letter(s) of Credit
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PCA       Pollution Control Authority
PLC       Public Limited Company
SA        Support Agreement
TOB's     Tender Option Bonds
TRAN's    Tax and Revenue Anticipation Notes
VRDB      Variable Rate Demand Bond
VRDN's    Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1998

Assets:
Total investments in securities, at amortized cost and value                                 $403,158,715
Cash                                                                                              273,872
Income receivable                                                                               2,919,735
Receivable for shares sold                                                                          2,815
 TOTAL ASSETS                                                                                 406,355,137
Liabilities:
Payable for shares redeemed                                                   $1,023,729
Income distribution payable                                                      411,217
Accrued expenses                                                                 143,809
 TOTAL LIABILITIES                                                                              1,578,755
Net Assets for 404,776,382 shares outstanding                                                $404,776,382
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$363,202,187 / 363,202,187 shares outstanding                                                $       1.00
Institutional Shares:
$41,574,195 / 41,574,195 shares outstanding                                                  $       1.00

    See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1998

Investment Income:
Interest                                                                                                            $12,277,274
Expenses:
Investment advisory fee                                                                            $ 1,757,809
Administrative personnel and services fee                                                              265,101
Custodian fees                                                                                           5,993
Transfer and dividend disbursing agent fees and expenses                                               132,557
Directors'/Trustees' fees                                                                                3,032
Auditing fees                                                                                           12,692
Legal fees                                                                                              16,004
Portfolio accounting fee                                                                                88,219
Shareholder services fee--Institutional Service Shares                                                 774,950
Shareholder services fee--Institutional Shares                                                         103,682
Share registration costs                                                                                55,187
Printing and postage                                                                                    25,298
Insurance premiums                                                                                      27,166
Miscellaneous                                                                                            2,094
 TOTAL EXPENSES                                                                                      3,269,784
Waivers:
Waiver of investment advisory fee                                               $(1,496,779)
Waiver of shareholder services fee--Institutional Shares                           (103,682)
 TOTAL WAIVERS                                                                                      (1,600,461)
Net expenses                                                                                                          1,669,323
Net investment income                                                                                               $10,607,951

    See Notes which are an integral part of the Financial Statements

    Statement of Changes in Net Assets

Year Ended October 31                                                                     1998                 1997
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                                 $    10,607,951       $   6,655,913
Distributions to Shareholders:
Distributions From Net Investment Income:
Institutional Service Shares                                                               (9,261,806)         (5,624,269)
Institutional Shares                                                                       (1,346,145)         (1,031,644)
 CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                        (10,607,951)         (6,655,913)
Share Transactions:
Proceeds from sale of shares                                                            1,401,854,420         905,107,252
Net asset value of shares issued to shareholders in payment of distributions                5,742,314           3,335,040
 declared
Cost of shares redeemed                                                                (1,279,540,519)       (783,969,559)
Change in net assets resulting from share transactions                                    128,056,215         124,472,733
Change in net assets                                                                      128,056,215         124,472,733
Net Assets:
Beginning of period                                                                       276,720,167         152,247,434
End of period                                                                         $   404,776,382       $ 276,720,167

   See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1998

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares.

The investment objective of the Fund is current income exempt from federal income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998 is as follows:

Security                                               Acquisition Date      Acquisition Cost
California Community College Financing                            7/8/1998            8,000,000
California HFA, Variable Rate Certificate                        9/25/1998           14,995,000
Clipper, CA Tax-Exempt Trust, 3.60%                              6/24/1998            7,330,000
Commonwealth of Puerto Rico                             2/4/1998-2/12/1998            4,000,000
Contra Costa County, CA Trust Receipts                            7/1/1998            8,000,000


Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.
 Transactions in shares were as follows:

Year Ended October 31                                                                              1998               1997
Institutional Service Shares:
Shares sold                                                                                     1,284,543,045        809,738,300
Shares issued to shareholders in payment of distributions declared                                  5,730,676          3,272,742
Shares redeemed                                                                                (1,161,835,907)      (710,405,505)
 NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS                               128,437,814        102,605,537

Year Ended October 31                                                                                    1998               1997
Institutional Shares:
Shares sold                                                                                       117,311,375         95,368,952
Shares issued to shareholders in payment of distributions declared                                     11,638             62,298
Shares redeemed                                                                                  (117,704,612)       (73,564,054)
 NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS                                          (381,599)        21,867,196
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                     128,056,215        124,472,733


At October 31, 1998, capital paid-in aggregated $404,776,382.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended October 31, 1998, the Fund engaged in purchase and sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $550,207,000 and $499,025,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 59% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.3% of total investments.

Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST AND SHAREHOLDERS OF CALIFORNIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of California Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its nets assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP
Boston, Massachusetts
December 23, 1998

[FEDERATED LOGO]
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES

DECEMBER 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http:// www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


[FEDERATED LOGO]
California Municipal Cash Trust
Federated Investors Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp.

Investment Company Act File No. 811-5911
Cusip 314229766

G00329-01-SS (12/98)

Federated is a registered mark
of federated Investors, Inc.
1998 (C)Federated Investors, Inc.      [RECYCLED PAPER LOGO]




STATEMENT OF ADDITIONAL INFORMATION
California Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for California Municipal Cash Trust dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.


                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses



STATEMENT DATED DECEMBER 31, 1998


[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

Cusip 314229675
Cusip 314229766


G00329-02 (12/98)

How is the Fund Organized?


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to all of the classes of the above-mentioned Shares.

Securities in Which the Fund Invests


SECURITIES DESCRIPTIONS AND TECHNIQUES
In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

GENERAL OBLIGATION BONDS


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls could result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.


MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.


CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investment Ratings

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

TAX RISK
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income and California state income tax. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

Lending Cash or Securities

The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued California tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations and the Trust's Declaration of Trust.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash, or certain money market instruments, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

Investments in Any One Issuer

With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any one issuer (except cash and cash items, repurchase agreements collateralized by U.S. government securities, and U.S. government obligations.) Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the security is backed only by its own assets and revenues.

Industrial development bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.


The above limitations cannot be changed unless authorized be the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days after notice.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professionals about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


Account and Share Information

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares:
Repub & Co., Imperial Trust Company, Los Angeles, California, owned approximately 13,133,200 shares (28.38%); Cupertino National Bank & Trust Co., Palo Alto, California, owned approximately 8,712,521 shares (18.82%); Santa Monica Bank, Santa Monica, California, owned approximately 6,166,381 shares (13.32%); Union Safe Deposit Bank, Stockton, California, owned approximately 5,908,694 shares (12.77%), Palsan Company, California Bank and Trust, San Francisco, California, owned approximately 4,393,034 shares (9.49%) and Bank of Stockton, Stockton, California, owned approximately 4,231,542 shares (9.14%).

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Piper Jaffray Inc., for the exclusive benefit of its customers, Minneapolis, Minnesota, owned approximately 58,841,320 shares (16.38%); Capital Network Services, Inc., San Francisco, California, owned approximately 34,465,220 shares (9.59%) and UBS AG, Omnibus Reinvest Account, New York, New York, owned approximately 26,239,348 shares (7.30%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX


The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50 percent of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note
designating exempt-   interest dividends within 60 days after the close of its
taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.

Dividends of the Fund are not exempt from the California taxes payable by corporations.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


Name                                                                                                             Total
Birthdate                                                                                    Aggregate           Compensation From
Address                          Principal Occupations                                       Compensation        Trust and Fund
Position With Trust              for Past 5 Years                                            From Trust          Complex
-------------------------------  ----------------------------------------------------------  ------------------  -------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of                       $0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management, and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director, Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee, Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group, Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee, University                             companies in the
                                 of Pittsburgh.                                                                  Fund Complex

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation; Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates, Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly: President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes, Inc.                                                      companies in the
                                                                                                                 Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany Fund,                           Trust and
571 Hayward Mill Road            Inc.                                                                            56 other
Concord, MA                                                                                                      investment
TRUSTEE                          Retired: President, Boston Stock Exchange, Inc.;                                companies in the
                                 Regional Administrator, United States Securities and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.; formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western Region;                               investment
Kochuba                          Partner, Meyer and Flaherty.                                                    companies in the
205 Ross Street                                                                                                  Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street Corporation.                            investment
Palm Beach, FL                                                                                                   companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica & Murray.                                           56 other
President, Duquesne                                                                                              investment
University                       Retired: Dean and Professor of Law, University of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics, Athens;                                   Trust and
1925                             Professor, International Politics; Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment for                                     investment
University of Pittsburgh         International Peace, RAND Corporation, Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.

Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference Planning.                                 Trust and
4905 Bayard Street                                                                                               56 other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company of                             investment
TRUSTEE                          America; business owner.                                                        companies in the
                                                                                                                 Fund Complex
Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,                        $0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities Corp.                                                      and
Federated Investors Tower                                                                                        8 other investment
1001 Liberty Avenue                                                                                              companies in the
Pittsburgh, PA                                                                                                   Fund Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the                             $0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex; President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.; President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers, Federated                                      companies in the
EXECUTIVE VICE PRESDIENT         Management, and Federated Research; President and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the                          $0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman, Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the                            $0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors, Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.; Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice                            $0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly: various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial Services                            investment
Pittsburgh, PA                   Division of Federated Investors, Inc.                                           companies in the
TREASURER                                                                                                        Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in                      $0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee of                              and
Federated Investors Tower        some of the Funds in the Federated Fund Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors, Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various                        $0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex; Executive                            and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research, and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight                     $0     $0 for the
Birthdate:  September 12,        investment companies in the Federated Fund Complex;                             Trust and
1953                             Senior Vice President, Federated Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management, Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four                      $0     $0 for the
Birthdate:  January 15, 1960     investment companies in the Federated Fund Complex;                             Trust and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research, Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.

## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum                 Average Aggregate Daily
Administrative Fee      Net Assets of the Federated Funds
-----------------------------------------------------------
0.150 of 1%             on the first $250 million
0.125 of 1%             on the next $250 million
0.100 of 1%             on the next $250 million
0.075 of 1%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES


For the Year Ended
October 31,                                  1998               1997             1996
-------------------------------------------------------------------------------------
Advisory Fee Earned                    $1,757,809         $1,047,530         $501,955
Advisory Fee Reduction                 $1,496,779         $1,026,075         $501,955
Brokerage Commissions                  $        0         $        0         $      0
Administrative Fee                     $  265,101         $  167,256         $145,082
Shareholder Services Fee
   Institutional Shares                $        0                ---              ---
   Institutional Service               $  774,950                ---              ---
    Shares


Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


How Does the Fund Measure Performance?


The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and since inception periods ended October 31, 1998.


Yield, Effective Yield and Tax-Equivalent Yield given for the seven-day period ended October 31, 1998.

Share Class                     Seven-Day Period      1 Year                  5 Years       Since Inception on March 4, 1996
Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Total Return                    --                    3.31%                   --                     3.38%
Yield                           3.02%                 --                      --                     --
Effective Yield                 3.06%                 --                      --                     --
Tax-Equivalent Yield            5.99%                 --                      --                     --
------------------------------------------------------------------------------------------------------------------------------------

Share Class                     Seven-Day Period      1 Year                  5 Years       Since Inception on March 03, 1989
Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Total Return                    --                    3.05%                   2.99%                  3.40%
Yield                           2.77%                 --                      --                     --
Effective Yield                 2.81%                 --                      --                     --
Tax-Equivalent Yield            5.50%                 --                      --                     --
------------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

-----------------------------------------------------------------------------------------------------------------------------------
                                                     TAXABLE YIELD EQUIVALENT FOR 1998
                                                        STATE OF CALIFORNIA
-----------------------------------------------------------------------------------------------------------------------------------
COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                           23.00%         37.30%            40.30%              45.30%              48.90%
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE                       $1 -        $25,351 -          $61,401 -           $128,101 -             OVER
RETURN                      25,350        61,400             128,100              278,450            $278,450

-----------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT
YIELD                                                     TAXABLE YIELD EQUIVALENT
-----------------------------------------------------------------------------------------------------------------------------------
           1.50%            1.95%          2.39%             2.51%               2.74%               2.94%
           2.00%            2.60%          3.19%             3.35%               3.66%               3.91%
           2.50%            3.25%          3.99%             4.19%               4.57%               4.89%
           3.00%            3.90%          4.78%             5.03%               5.48%               5.87%
           3.50%            4.55%          5.58%             5.86%               6.40%               6.85%
           4.00%            5.19%          6.38%             6.70%               7.31%               7.83%
           4.50%            5.84%          7.18%             7.54%               8.23%               8.81%
           5.00%            6.49%          7.97%             8.38%               9.14%               9.78%
           5.50%            7.14%          8.77%             9.21%              10.05%              10.76%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                                                 TAXABLE YIELD EQUIVALENT FOR 1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                        STATE OF CALIFORNIA
COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                            21.00%        37.30%            40.30%               45.30%               48.90%
-----------------------------------------------------------------------------------------------------------------------------------
JOINT                        $1 -        $42,351 -         $102,301 -           $155,951 -             OVER
RETURN                      42,350        102,300            155,950              278,450             278,450

-----------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT
YIELD                                                     TAXABLE YIELD EQUIVALENT
-----------------------------------------------------------------------------------------------------------------------------------
           1.50%            1.90%          2.39%             2.51%               2.74%               2.94%
           2.00%            2.53%          3.19%             3.35%               3.66%               3.91%
           2.50%            3.16%          3.99%             4.19%               4.57%               4.89%
           3.00%            3.80%          4.78%             5.03%               5.48%               5.87%
           3.50%            4.43%          5.58%             5.86%               6.40%               6.85%
           4.00%            5.06%          6.38%             6.70%               7.31%               7.83%
           4.50%            5.70%          7.18%             7.54%               8.23%               8.81%
           5.00%            6.33%          7.97%             8.38%               9.14%               9.78%
           5.50%            6.96%          8.77%             9.21%              10.05%              10.76%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


   . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


   . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

   . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.


Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW
MUNICIPAL FUNDS


In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings


APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Addresses

CALIFORNIA  MUNICIPAL CASH TRUST

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA  02110-2812



PROSPECTUS

Connecticut Municipal Cash Trust



A Portfolio of Federated Municipal Trust



INSTITUTIONAL SERVICE SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in

Which the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  12

Report of Independent Public Accountants  26



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with the stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Connecticut dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix C-3

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.



The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.



The Fund's Institutional Service Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998, was 2.20%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.34% (quarter ended December 31, 1990). Its lowest quarterly return was 0.44% (quarter ended March 31,
1994).

The Fund's Institutional Service Shares Seven-Day Net Yield as of 12/31/97 was 3.28%.

The following table represents the Fund's Institutional Service Shares Average Annual Total Return through 12/31/97.

CALENDAR PERIOD          FUND
1 Year                   3.05%
5 Years                  2.71%
Start of Performance 1   3.20%

 1 The Fund's Institutional Service Shares start of performance date was November 1, 1989.

Investors may call the Fund at 1-800-341-7400 to acquire the Seven-Day Net
Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

CONNECTICUT MUNICIPAL CASH TRUST

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)                                                                                            None
Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of original purchase price)                                                                        None
Contingent Deferred Sales Charge (as a percentage of
original purchase price or redemption proceeds, as applicable)                                                None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                            None
Exchange Fee                                                                                                  None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                                              0.50%
Distribution (12b-1) Fee                                                                                      None
Shareholder Services Fee 3                                                                                    0.25%
Other Expenses                                                                                                0.14%
Total Annual Fund Operating Expenses                                                                          0.89%

1 Although not contractually obligated to do so, the adviser ahd shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.
 Waiver of Fund Expenses                                                                                      0.29%
 Total Actual Annual Operating Expenses (after waivers)                                                       0.60%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.32% for the year ended October 31, 1998.
3 The shareholder services fee for the Fund has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder service fee paid by the Fund (after the voluntary reduction) was
0.14% for the year ended October 31, 1998




EXAMPLE

The following Example is intended to help you compare the cost of investing in the Connecticut Municipal Cash Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Connecticut Municipal Cash Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Connecticut Municipal Cash Trust operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming
no redemption           $91      $284      $493     $1,096

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.



The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

TEMPORARY DEFENSIVE INVESTMENTS

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Connecticut dividend and interest income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.



What are the Principal Securities in Which the Fund Invests?



TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.



VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Connecticut. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?



The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Connecticut taxpayers because it invests in Connecticut tax-exempt securities. The
Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:


State Street Bank and Trust Company

Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number,
or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600


If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street
Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.



Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:



Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317


All requests must include:

* Fund Name and Share Class, account number and account registration;



* amount to be redeemed; and



* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.



CHECKWRITING



You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.



DEBIT CARD



You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS



The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



SHARE CERTIFICATES



The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Connecticut state personal income tax to the extent they are derived from interest on obligations exempt from Connecticut personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights-Institutional Service Shares

(For a share outstanding throughout each period)



Reference is made to the Report of Independent Public Accountants on page 26.

YEAR ENDED OCTOBER 31                        1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03         0.03         0.03         0.02
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 2.98%        3.01%        3.02%        3.31%        2.12%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.60%        0.60%        0.60%        0.60%        0.59%
Net investment income                          2.93%        2.97%        2.97%        3.26%        2.11%
Expense waiver/reimbursement 2                 0.29%        0.31%        0.32%        0.30%        0.18%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $339,567     $271,316     $227,089     $184,718     $190,423


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments



October 31, 1998

PRINCIPAL
AMOUNT                                                                                  VALUE
                  SHORT-TERM MUNICIPALS-99.8% 1
                  CONNECTICUT-91.5%
 $ 10,000,000     Bridgeport, CT, UT GO, 4.25% BANs, 3/18/1999                     $  10,016,440
    1,155,000     Bridgeport, CT, UT GO, 5.25% Bonds (AMBAC INS), 9/1/1999             1,175,347
   10,928,041     Clipper Connecticut Tax Exempt Trust, (Series 1994-1) Weekly
                  VRDNs (State Street Bank and Trust Co. LIQ)                         10,928,041
    1,920,000     Connecticut Development Authority Weekly VRDNs (Banta
                  Associates)/(Marine Midland Bank N.A., Buffalo, NY LOC)              1,920,000
    1,025,600     Connecticut Development Authority Weekly VRDNs (RSA Corp.)/
                  (Barclays Bank PLC, London LOC)                                      1,025,600
    2,200,000     Connecticut Development Authority, (Series 1986) Weekly
                  VRDNs (United Illuminating Co.)/(Union Bank of Switzerland,
                  Zurich LOC)                                                          2,200,000
    2,300,000     Connecticut Development Authority, (Series 1993) Weekly
                  VRDNs (Rand-Whitney Containerboard Limited Parntership)/
                  (Chase Manhattan Bank N.A., New York LOC)                            2,300,000
   10,500,000     Connecticut Development Authority, (Series 1996A) Weekly
                  VRDNs (Connecticut
                  Light & Power Co.)/(AMBAC INS)/(Societe Generale, Paris LIQ)        10,500,000
    2,555,000     Connecticut Development Authority, (Series 1997) Weekly
                  VRDNs (Porcelen Ltd., CT LLC)/(Star Bank, N.A., Cincinnati
                  LOC)                                                                 2,555,000
    7,600,000     Connecticut Development Authority, (Series 1997A) Weekly
                  VRDNs (Bradley Airport Hotel Project)/(Kredietbank N.V.,
                  Brussels LOC)                                                        7,600,000
    4,000,000     Connecticut Development Authority, (Series 1998) Weekly
                  VRDNs (Capital District Energy Center)/(Fleet National Bank,
                  Springfield, MA LOC)                                                 4,000,000
   26,594,000     Connecticut Development Authority, Trust Receipts (Series
                  1998 FR/RI-C6) Weekly VRDNs (Exeter Energy)/(Bank of America
                  NT and SA, San Francisco SWP)                                       26,594,000
       30,000     Connecticut Development Health Care Facilities Weekly VRDNs
                  (Independence Living)/(Chase Manhattan Bank N.A., New York
                  LOC)                                                                    30,000
    7,900,000     Connecticut Development Health Care Facilities Weekly VRDNs
                  (Independence Living)/(Credit Local de France LOC)                   7,900,000
    9,000,000     Connecticut Municipal Electric Energy Cooperative, Power
                  Supply System Revenue Bonds (1995 Series A), 3.35% CP (Fleet
                  National Bank, Springfield, MA LOC), Mandatory Tender
                  11/6/1998                                                            9,000,000
    3,200,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Forman
                  School Issue)/(National Westminster Bank, PLC, London LOC)           3,200,000
   20,300,000     Connecticut State HEFA, (Series B) Weekly VRDNs (Edgehill)/
                  (Banque Paribas, Paris LOC)                                         20,300,000
PRINCIPAL
AMOUNT                                                                                 VALUE
                  SHORT-TERM MUNICIPALS-continued 1
                  CONNECTICUT-CONTINUED
$   1,800,000     Connecticut State HEFA, (Series C) Weekly VRDNs (Charlotte
                  Hungerfield Hospital)/(Bank of Boston, Connecticut LOC)         $    1,800,000
   11,500,000     Connecticut State HEFA, (Series J) Weekly VRDNs (Hospital of
                  Saint Raphael)/(Kredietbank N.V., Brussels LOC)                     11,500,000
    1,900,000     Connecticut State HEFA, (Series K) Weekly VRDNs (Hospital of
                  Saint Raphael)/(Kredietbank N.V., Brussels LOC)                      1,900,000
    6,500,000     Connecticut State HEFA, (Series T-2) Weekly VRDNs (Yale
                  University)                                                          6,500,000
    1,000,000     Connecticut State HEFA, Revenue Bonds (Series A) Weekly
                  VRDNs (Pomfret School Issue)/(Credit Local de France LOC)            1,000,000
    1,000,000     Connecticut State HEFA, Series A Weekly VRDNs (Sharon
                  Hospital)/(BankBoston, N.A. LOC)                                     1,000,000
    8,600,000     Connecticut State HEFA, Series S, 2.95% CP (Yale
                  University), Mandatory Tender 1/22/1999                              8,600,000
    5,000,000     Connecticut State HEFA, Series S, 3.35% CP (Yale
                  University), Mandatory Tender 11/6/1998                              5,000,000
    3,930,000     Connecticut State HFA, (PT-81) Weekly VRDNs (Rabobank
                  Nederland, Utrecht LIQ)                                              3,930,000
    7,025,000     Connecticut State HFA, (Series 1990C), 3.05% CP (Morgan
                  Guaranty Trust Co., New York LIQ), Mandatory Tender 3/11/1999        7,025,000
    3,245,000     Connecticut State HFA, (Series 1990D), 3.05% CP (Morgan
                  Guaranty Trust Co., New York LIQ), Mandatory Tender 3/11/1999        3,245,000
   12,260,000  2  Connecticut State HFA, PT-1003 Weekly VRDNs (Merrill Lynch
                  Capital Services, Inc. LIQ)                                         12,260,000
    2,100,000     Connecticut State HFA, Trust Receipts (Series 1998 FR/RI-A4)
                  Weekly VRDNs (Bayerische Hypotheken-Und Wechsel-Bank AG LIQ)         2,100,000
    9,745,000     Connecticut State HFA, Variable Rate Certificates (Series
                  1998S), 3.50% TOBs (Bank of America NT and SA, San Francisco
                  LIQ), Optional Tender 8/20/1999                                      9,745,000
    6,930,000     Connecticut State Transportation Infrastructure Authority
                  Weekly VRDNs (Connecticut State)/(Commerzbank AG, Frankfurt
                  LOC)                                                                 6,930,000
    7,100,000     Connecticut State, (1997 Series B) Weekly VRDNs (Bayerische
                  Landesbank Girozentrale LIQ)                                         7,100,000
    2,000,000     Connecticut State, (Series A), 6.00% Bonds, 3/1/1999                 2,015,380
   11,700,000     Connecticut State, Special Assessment Second Injury Fund,
                  3.15% CP (Caisse Nationale De Credit Agricole, Paris and
                  Credit Communal de Belgique, Brussles LIQs), Mandatory
                  Tender 11/23/1998                                                   11,700,000
   11,000,000     Connecticut State, Special Assessment Unemployment
                  Compensation Advance Fund, Revenue Bonds (Series 1993C),
                  3.60% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ),
                  Mandatory Tender 7/1/1999                                           11,000,000
PRINCIPAL
AMOUNT                                                                                 VALUE
                  SHORT-TERM MUNICIPALS-continued 1
                  CONNECTICUT-CONTINUED
$   3,605,000     Connecticut State, Trust Receipts (Series 1998 FR/RI-A60),
                  3.45% TOBs (Bradley International Airport)/(FGIC INS)/(Bank
                  of New York, New York LIQ), Optional Tender 2/1/1999            $    3,605,000
    4,400,000     Connecticut State, UT GO, 4.00% Bonds, 3/15/1999                     4,404,678
    2,330,000     East Granby, CT, 3.75% BANs, 8/12/1999                               2,332,618
    7,900,000     East Haven, CT, 3.65% BANs, 7/15/1999                                7,906,372
    1,080,000     Fairfield, CT, 6.00% Bonds, 1/1/1999                                 1,083,947
   11,900,000     Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood
                  Towers)/(FSA INS)/(Barclays Bank PLC, London LIQ)                   11,900,000
      700,000     Hartford, CT, 4.00% BANs, 1/28/1999                                    700,487
    8,500,000     New Britain, CT, 3.70% BANs, 4/13/1999                               8,504,514
    1,500,000     New Haven, CT Weekly VRDNs (Starter Sportswear)/(Fleet Bank
                  N.A. LOC)                                                            1,500,000
   10,000,000     New Haven, CT, 3.90% BANs, 2/1/1999                                 10,004,891
    3,335,000     Plymouth, CT, 3.75% BANs, 8/5/1999                                   3,338,655
    1,500,000     Rocky Hill, CT, 3.50% BANs, 6/15/1999                                1,502,698
    1,800,000     Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs
                  (Crosby Commons)/(First Union National Bank, Charlotte,
                  N.C. LOC)                                                            1,800,000
    8,000,000     South Central CT Regional Water Authority, 4.00% BANs,
                  7/28/1999                                                            8,023,648
      798,000     Southeastern CT Water Authority, 3.70% BANs (Connecticut
                  State GTD), 3/18/1999                                                  798,144
    7,500,000     Stamford, CT Housing Authority, Multi-Modal Interchangeable
                  Rate Revenue Bonds (Series 1994) Weekly VRDNs (Morgan Street
                  Project)/(Deutsche Bank, AG LOC)                                     7,500,000
                  Total                                                              310,500,460
                  PUERTO RICO-8.3%
   16,291,598     Commonwealth of Puerto Rico Municipal Revenues Collection
                  Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank
                  N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)          16,291,598
    3,000,000  2  Commonwealth of Puerto Rico, (Series 1992A) P-Floats PT-140,
                  3.65% TOBs (FSA INS)/(Commerzbank AG, Frankfurt LIQ),
                  Mandatory Tender 1/14/1999                                           3,000,000
PRINCIPAL
AMOUNT                                                                                 VALUE
                  SHORT-TERM MUNICIPALS-continued 1
                  PUERTO RICO-CONTINUED
    6,000,000     Commonwealth of Puerto Rico, Municipal Securities Trust
                  Receipts, (Series 1998-CMC4) Weekly VRDNs (MBIA INS)/(Chase
                  Manhattan Corp. LIQ)                                                 6,000,000
    3,000,000     Puerto Rico Highway and Transportation Authority, PA-284
                  Weekly VRDNs (AMBAC INS)/(Merrill Lynch Capital Services,
                  Inc. LIQ)                                                            3,000,000
                  Total                                                               28,291,598
                  Total Investments (at amortized cost) 3                         $  338,792,058


Securities that are subject to Alternative Minimum Tax represent 24.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality.
An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

  Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited).

FIRST TIER   SECOND TIER
   100%         0%

2 Denotes a restricted security which is subject to restriction on resales under federal securities laws. At October 31, 1998, these securities amounted to $15,260,000 which represents 4.5% of net assets.

3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($339,566,645) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
BANs -Bond Anticipation Notes
CP -Commercial Paper
FGIC -Financial Guaranty Insurance Company
FSA -Financial Security Assurance
GO -General Obligation
GTD -Guaranty
HEFA -Health and Education Facilities Authority
HFA -Housing Finance Authority
INS -Insured
LIQ -Liquidity Agreement
LLC -Limited Liability Corporation
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance
PLC -Public Limited Company
SA -Support Agreement
TOBs -Tender Option Bonds
UT -Unlimited Tax
VRDNs -Variable Rate Demand Notes



Statement of Assets and Liabilities



October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                $ 338,792,058
Cash                                                                              588,660
Income receivable                                                                 805,231
Prepaid expenses                                                                    6,866
Total assets                                                                  340,192,815
LIABILITIES:
Income distribution payable                                       564,055
Accrued expenses                                                   62,115
Total liabilities                                                                 626,170
NET ASSETS for 339,566,645 shares outstanding                               $ 339,566,645
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
$339,566,645 / 339,566,645 shares outstanding                                       $1.00



See Notes which are an integral part of the Financial Statements

Statement of Operations



Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                  $ 11,490,107
EXPENSES:
Investment advisory fee                                                   $ 1,625,027
Administrative personnel and services fee                                     245,077
Custodian fees                                                                 13,117
Transfer and dividend disbursing agent fees and expenses                       50,748
Directors'/Trustees' fees                                                       2,338
Auditing fees                                                                  12,000
Legal fees                                                                     18,603
Portfolio accounting fees                                                      73,525
Shareholder services fee                                                      812,514
Share registration costs                                                       21,367
Printing and postage                                                           20,507
Insurance premiums                                                             17,946
Miscellaneous                                                                   4,448
Total expenses                                                              2,917,217
WAIVERS:
Waiver of investment advisory fee                          $  (595,412)
Waiver of shareholder services fee  (357,506)
Total waivers                                                                (952,918)
Net expenses                                                                                 1,964,299
Net investment income                                                                     $  9,525,808



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31                                                1998                1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                          $     9,525,808     $    7,830,678
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                            (9,525,808)        (7,830,678)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                     1,057,554,443        889,231,384
Net asset value of shares issued to shareholders in payment
of distributions declared                                            3,189,470          2,819,845
Cost of shares redeemed                                           (992,493,610)      (847,823,630)
Change in net assets resulting from share transactions              68,250,303         44,227,599
Change in net assets                                                68,250,303         44,227,599
NET ASSETS:
Beginning of period                                                271,316,342        227,088,743
End of period                                                  $   339,566,645     $  271,316,342



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



October 31, 1998



ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:

                               ACQUISITION            ACQUISITION
SECURITY                              DATE                   COST
Connecticut State HFA
PT-1003                   11/14/1997 - 7/27/1998      $12,260,000
Commonwealth of
Puerto Rico
(Series 1992A)
P-Floats PT-140                 2/12/1998               3,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1998, capital paid-in aggregated $339,566,645. Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                            1998              1997
Shares sold                                                  1,057,554,443      889,231,384
Shares issued to shareholders in payment of distributions
declared                                                         3,189,470        2,819,845
Shares redeemed                                               (992,493,610)    (847,823,630)
Net change resulting from share transactions                    68,250,303       44,227,599


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisors), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $491,040,000 and $428,445,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 48.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.0% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST
AND SHAREHOLDERS OF CONNECTICUT MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Connecticut Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Connecticut Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts
December 23, 1998



[Graphic]

PROSPECTUS

Connecticut Municipal
Cash Trust

PROSPECTUS

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES



December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



[Graphic]
Connecticut Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5911
Cusip 314229105



9101004A-SS (12/98)



[Graphic]


   Statement of Additional Information  December 31, 1998



   Connecticut Municipal Cash Trust
   A Portfolio of Federated Municipal Trust
   Institutional Service Shares

   This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Connecticut Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.


   -----------------------------------------------------------------------------
   Table of Contents
   -----------------------------------------------------------------------------

   How is the Fund Organized?
   Securities in Which the Fund Invests
   How is the Fund Sold?
   Subaccounting Services
   Redemption in Kind
   Massachusetts Partnership Law
   Account and Share Information
   Tax Information
   Who Manages and Provides
     Services to the Fund?
   How Does the Fund Measure Performance?
   Who is Federated Investors, Inc.?
   Investment Ratings

   [Federated Investors Logo]
   Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

   CUSIP 314229105
   9101004B-SS (12/98)


HOW IS THE FUND ORGANIZED?
================================================================================


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established one class of shares of the Fund, known as Institutional Service Shares (Shares).


SECURITIES IN WHICH THE FUND INVESTS
================================================================================


SECURITIES DESCRIPTIONS AND TECHNIQUES
In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.


General Obligation Bonds


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds


Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.


Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investment Ratings A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

TAX RISK
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and Connecticut dividend and interest income tax. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings.

In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.

Lending Cash or Securities


The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Connecticut tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations.


Investing in Commodities

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not purchase securities, if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Restricted and Illiquid Securities


The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.


Investing for Control

The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES


The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?
================================================================================

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES
================================================================================


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professionals about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND
================================================================================

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


Massachusetts Partnership Law
--------------------------------------------------------------------------------

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION
================================================================================

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Fleet Securities Corp., Rochester, New York, owned approximately 86,541,323 shares (23.56%) and First Union National Bank (trust accounts), Charlotte, North Carolina, owned approximately 55,983,095 shares (15.24%).


TAX INFORMATION
================================================================================

FEDERAL INCOME TAX


The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

CONNECTICUT TAXES

Under existing Connecticut laws, distributions made by the Fund will not be subject to Connecticut individual income taxes to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest on obligations issued by the district, or similar public entity created under the laws of the State of Connecticut, and
(ii) interest on obligations the income of which may not, by federal law, be taxed by a state, such as bonds issued by the government of Puerto Rico. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Connecticut individual income taxes.

Distributions from the Fund to a shareholder subject to the Connecticut corporation business tax are not eligible for the dividends received deduction under the Connecticut corporation business tax and therefore are included in the taxable income of a taxpayer to the extent such distributions are treated as either exempt-interest dividends or capital gains dividends for federal income tax purposes. All other distributions from the Fund are eligible for the Connecticut corporation business tax dividends received deduction.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?
================================================================================

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Service Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


Name                                                                                                             Total
Birthdate                                                                                    Aggregate           Compensation From
Address                          Principal Occupations                                       Compensation        Trust and Fund
Position With Trust              for Past 5 Years                                            From Trust          Complex
-------------------------------  ----------------------------------------------------------  ------------------  -------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of                       $0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management, and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director, Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee, Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group, Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee, University                             companies in the
                                 of Pittsburgh.                                                                  Fund Complex

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation; Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates, Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly: President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes, Inc.                                                      companies in the
                                                                                                                 Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany Fund,                           Trust and
571 Hayward Mill Road            Inc.                                                                            56 other
Concord, MA                                                                                                      investment
TRUSTEE                          Retired: President, Boston Stock Exchange, Inc.;                                companies in the
                                 Regional Administrator, United States Securities and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.; formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western Region;                               investment
Kochuba                          Partner, Meyer and Flaherty.                                                    companies in the
205 Ross Street                                                                                                  Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street Corporation.                            investment
Palm Beach, FL                                                                                                   companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica & Murray.                                           56 other
President, Duquesne                                                                                              investment
University                       Retired: Dean and Professor of Law, University of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics, Athens;                                   Trust and
1925                             Professor, International Politics; Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment for                                     investment
University of Pittsburgh         International Peace, RAND Corporation, Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.


Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference Planning.                                 Trust and
4905 Bayard Street                                                                                               56 other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company of                             investment
TRUSTEE                          America; business owner.                                                        companies in the
                                                                                                                 Fund Complex

Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,                        $0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities Corp.                                                      and
Federated Investors Tower                                                                                        8 other investment
1001 Liberty Avenue                                                                                              companies in the
Pittsburgh, PA                                                                                                   Fund Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the                             $0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex; President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.; President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers, Federated                                      companies in the
EXECUTIVE VICE PRESDIENT         Management, and Federated Research; President and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the                          $0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman, Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the                            $0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors, Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.; Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice                            $0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly: various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial Services                            investment
Pittsburgh, PA                   Division of Federated Investors, Inc.                                           companies in the
TREASURER                                                                                                        Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in                      $0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee of                              and
Federated Investors Tower        some of the Funds in the Federated Fund Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors, Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various                        $0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex; Executive                            and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research, and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight                     $0     $0 for the
Birthdate:  September 12,        investment companies in the Federated Fund Complex;                             Trust and
1953                             Senior Vice President, Federated Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management, Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four                      $0     $0 for the
Birthdate:  January 15, 1960     investment companies in the Federated Fund Complex;                             Trust and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research, Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.

## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


INVESTMENT ADVISER


The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.


The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


          Maximum                   Average Aggregate Daily Net
        Administrative Fee          Assets of the Federated Funds
        ------------------          -----------------------------
          .150 of 1%                  on the first $250 million
          .125 of 1%                  on the next $250 million
          .100 of 1%                  on the next $250 million
          .075 of 1%                on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES


                               For the Year ended
                                  October 31,

                                  1998        1997        1996

Advisory Fee Earned.......  $1,625,027  $1,319,478  $1,125,360
Advisory Fee Reduction....  $  595,412  $  518,584  $  468,496
Brokerage Commissions.....  $        0  $        0  $        0
Administrative Fee........  $  245,077  $  199,252  $  170,171
Shareholder Services Fee..  $  455,008         ---         ---


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

HOW DOES THE FUND MEASURE PERFORMANCE?
================================================================================

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

Total returns given for the one-year, five-year and since inception periods ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the seven-day period ended October 31, 1998.

Share Class                     Seven-Day Period     1 Year         5 Years                 Since Inception on
                                                                                            November 1, 1989
Institutional Service Shares
-------------------------------------------------------------------------------------------------------------------
Total Return                    --                    2.98%           2.89%                          3.18%
Yield                           2.63%                 --               --                            --
Effective Yield                 2.67%                 --               --                            --
Tax-Equivalent Yield            4.78%                 --               --                            --
-------------------------------------------------------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by:
determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

TAX EQUIVALENCY TABLE


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

-------------------------------------------------------------------------------------------------------------------

                                             TAXABLE YIELD EQUIVALENT FOR 1998

                                               STATE OF CONNECTICUT
-------------------------------------------------------------------------------------------------------------------
TAX BRACKET:
    FEDERAL15.00%          28.00%         31.00%            36.00%              39.60%

COMBINED FEDERAL
AND STATE:19.50%           32.50%         35.50%            40.50%              44.10%
-------------------------------------------------------------------------------------------------------------------

JOINT                           $1-       $42,351-          $102,301-            $155,951              OVER
RETURN:                     42,350        102,300            155,950              278,450            $278,450

SINGLE                          $1-      $25,351-            $61,401-            $128,101-             OVER
RETURN:                     25,350        61,400             128,100              278,450            $278,450

-------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT
YIELD                                                     TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------------------------------------

           1.50%            1.86%          2.22%             2.33%               2.52%               2.68%
           2.00%            2.48%          2.96%             3.10%               3.36%               3.58%
           2.50%            3.11%          3.70%             3.88%               4.20%               4.47%
           3.00%            3.73%          4.44%             4.65%               5.04%               5.37%
           3.50%            4.35%          5.19%             5.43%               5.88%               6.26%
           4.00%            4.97%          5.93%             6.20%               6.72%               7.16%
           4.50%            5.59%          6.67%             6.98%               7.56%               8.05%
           5.00%            6.21%          7.41%             7.75%               8.40%               8.94%
           5.50%            6.83%          8.15%             8.53%               9.24%               9.84%
           6.00%            7.45%          8.89%             9.30%              10.08%              10.73%


    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


   . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

   . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

   . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?
================================================================================


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds In the equity sector, Federated has more than 27 years' experience. As of

December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis-- is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government Funds In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money Market Funds In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.


The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.


Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW

Institutional Clients Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS
================================================================================

APPENDIX

Standard & Poor's Short-Term Municipal Obligation Ratings

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Moody's Investors Service, Inc., Short-Term Municipal Obligation Ratings

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings

P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Fitch Investors Service, L.P. Short-Term Debt Rating Definitions

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



ADDRESSES
================================================================================

Connecticut Municipal Cash Trust
Institutional Service Shares                     Federated Investors Funds
                                                 5800 Corporate Drive
                                                 Pittsburgh, PA 15237-7000

--------------------------------------------------------------------------------

Distributor
Federated Securities Corp.                       Federated Investors Tower
                                                 1001 Liberty Avenue,
                                                 Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Investment Adviser
Federated Management                             Federated Investors Tower
                                                 1001 Liberty Avenue,
                                                 Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Custodian
State Street Bank and Trust Company              P.O. Box 8600
                                                 Boston, MA 02266-8600

--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company           P.O. Box 8600
                                                 Boston, MA 02266-8600

--------------------------------------------------------------------------------

Independent Auditors
Arthur Andersen  LLP                             225 Franklin Street
                                                 Boston, MA  02110-2812

--------------------------------------------------------------------------------





PROSPECTUS

Florida Municipal Cash Trust

A Portfolio of Federated Municipal Trust

CASH II SHARES

A money market mutual fund seeking current income exempt from federal regular income tax and the Florida intangibles tax.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998

CONTENTS

Risk/Return Summary   1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities

in Which the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  9

Financial Information  10

Report of Independent Public Accountants  24



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its Shares to be exempt from the Florida state intangibles tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and the Florida intangibles tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix C-4



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Cash II Shares total returns on a yearly basis.

The Fund's Cash II Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Cash II Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998, was 2.08%.

Within the period shown in the Chart, the Fund's Cash II Shares highest quarterly return was 0.77% (quarter ended June 30, 1997 and December 31,
1997). Its lowest quarterly return was 0.66% (quarter ended March 31,
1997).

The Fund's Cash II Shares Seven-Day Net Yield as of 12/31/97 was 3.19%.

The following table represents the Fund's Cash II Shares Average Annual Total Return through 12/31/97.

CALENDAR PERIOD           FUND
1 Year                   2.97%
Start of Performance 1   2.99%

1 The Fund's Cash II Shares start of performance date was November 27,
1995.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FLORIDA MUNICIPAL CASH TRUST

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Cash II Shares.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                       None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                 None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                         None
Exchange Fee                                                        None
ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                    0.40%
Distribution (12b-1) Fee 3                                          0.25%
Shareholder Services Fee                                            0.25%
Other Expenses                                                      0.14%
Total Annual Fund Operating Expenses                                1.04%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

 Waiver of Fund Expenses                                            0.19%
 Total Actual Annual Fund Operating Expenses (after waivers)        0.85%

2 The adviser voluntary waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% for the year ended October 31, 1998.
3 The distribution (12b-1) fee for the Fund has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.20% for the fiscal year ended October 31, 1998.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Florida Municipal Cash Trust's Cash II Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Cash II Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Florida Municipal Cash Trust's Cash II Shares operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming no redemption   $106      $331      $574     $1,271



What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the Florida intangibles tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?



TAX-EXEMPT SECURITIES



Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.



VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Florida. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.



NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Cash II Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Florida taxpayers because it invests in Florida tax-exempt securities. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Cash II Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment

professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time).

You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:



State Street Bank and Trust Company



Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.



DEBIT CARD



You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distributions in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Florida intangibles tax to the extent they are derived from interest on obligations exempt from the Florida intangibles tax. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.



The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights-Cash II Shares

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page
24.

YEAR ENDED OCTOBER 31                         1998        1997        1996 1
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03        0.03        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)      (0.03)
NET ASSET VALUE, END OF PERIOD:  $ 1.00     $ 1.00      $ 1.00
TOTAL RETURN 2                                2.83%       2.94%       2.80%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                      0.85%       0.80%       0.65%  3
Net investment income                         2.83%       2.88%       3.07%  3
Expense waiver/reimbursement 4                0.19%       0.24%       0.43%  3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $71,839     $62,756     $31,824

1 Reflects operations for the period from November 27, 1995 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 1998

  PRINCIPAL
  AMOUNT                                                                                  VALUE
                   SHORT-TERM MUNICIPALS-99.5% 1
                   ALABAMA-1.7%
$    2,000,000     Birmingham, AL IDA, (Series 1997) Weekly VRDNs (Millcraft,
                   AL Inc.)/(Regions Bank, Alabama LOC)                              $   2,000,000
     1,900,000     Gadsen, AL IDB, IDRB's (Series 1997) Weekly VRDNs (Chicago
                   Steel, (Alabama), LLC)/(Marshall & Ilsley Bank, Milwaukee
                   LOC)                                                                  1,900,000
                     Total                                                               3,900,000
                   CALIFORNIA-2.6%
     6,000,000     Los Angeles County, CA Unified School District, Trust
                   Receipts FR/RI-A26, 3.60% TOBs (Bank of New York, New York
                   LIQ), Mandatory Tender 12/9/1998                                      6,000,000
                   COLORADO-1.5%
     3,380,000     Colorado HFA, MERLOTS (Series C), 3.40% TOBs (Corestates
                   Bank N.A., Philadelphia, PA LIQ), Optional Tender 11/1/1998           3,380,000
                   FLORIDA-82.2%
       550,000     Brevard County, FL, Greywater Investments II, Ltd 1997
                   Weekly VRDNs (Greywater Investments)/(Huntington National
                   Bank, Columbus, OH LOC)                                                 550,000
     2,755,000     Broward County, FL HFA, (CR-5), 3.85% TOBs (GNMA COL)/
                   (Citibank NA, New York LIQ), Optional Tender 11/1/1998                2,755,000
       700,000     Broward County, FL HFA, (Series 1997) Weekly VRDNs
                   (Jacaranda Village Apartments)/(Marine Midland Bank N.A.,
                   Buffalo, NY LOC)                                                        700,000
     1,130,000     Broward County, FL, IDRB (Series 1993) Weekly VRDNs
                   (American Whirlpool Products Corp. Project)/(Nationsbank,
                   N.A., Charlotte LOC)                                                  1,130,000
     1,000,000     Broward County, FL, IDRB's (Series 1997) Weekly VRDNs (Fast
                   Real Estate Partners, Ltd.)/(SunTrust Bank, Central Florida
                   LOC)                                                                  1,000,000
     7,665,000     Clipper, FL Tax-Exempt Trust, Class A Certificates of
                   Participation, Series 1996-3B Weekly VRDNs (Escambia County,
                   FL HFA)/(State Street Bank and Trust Co. LOC)                         7,665,000
     9,635,000     Dade County, FL, PT-1083 Weekly VRDNs (Miami International
                   Airport)/(FSA INS)/(Merrill Lynch Capital Services, Inc.
                   LOC)                                                                  9,635,000
     1,710,000     Escambia County, FL HFA, P-Floats PA-129 Weekly VRDNs (GNMA
                   COL)/(Merrill Lynch Capital Services, Inc. LIQ)                       1,710,000
     8,675,000  2  Escambia County, FL HFA, PT-121, 3.75% TOBs (GNMA COL)/
                   (Banco Santander LIQ), Mandatory Tender 3/11/1999                     8,675,000
     5,220,000     Florida HFA, Homeowner Mortgage Revenue Bonds PT-88 (Series
                   1996-3) Weekly VRDNs (GNMA COL)/(Banco Santander LIQ)                 5,220,000
     4,570,000     Florida HFA, Multifamily Housing Revenue Bonds (1995 Series
                   M) Weekly VRDNs (Bainbridge Club Apartments Project)/(PNC
                   Bank, N.A. LOC)                                                       4,570,000
  PRINCIPAL
  AMOUNT                                                                                  VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   FLORIDA-CONTINUED
$    4,000,000     Florida HFA, Series OO, Oaks at Mill Creek Project, 3.85%
                   TOBs (Oaks at Mills Creek)/(Chase Manhattan Bank N.A., New
                   York LOC), Mandatory Tender 11/1/1998                            $    4,000,000
     4,465,000     Florida HFA, Trust Receipts, Series 1998 FR/RI-12 Weekly
                   VRDNs (MBIA INS)/(Bank of New York, New York LIQ)                     4,465,000
    19,550,000  2  Florida State Board of Education Administration, Trust
                   Receipts (Series 1998 A-64), 3.45% TOBs (FGIC INS)/(Bank of
                   New York, New York LIQ), Optional Tender 2/1/1999                    19,550,000
     1,000,000     Florida State Department of Environmental Protection, Trust
                   Receipts FR/RI-A18
                   (Series 1998) Weekly VRDNs (FGIC INS)/(National Westminster
                   Bank, PLC, London LIQ)                                                1,000,000
     1,375,000     Greater Orlando (FL) Aviation Authority, Adjustable Rate
                   (Series 1997), 3.90% TOBs (Signature Flight Support Corp.)/
                   (Bayerische Landesbank Girozentrale LOC), Optional Tender
                   12/1/1998                                                             1,375,000
     7,000,000     Greater Orlando (FL) Aviation Authority, Airport Facilities
                   Subordinated CP Notes (Series B), 3.15% CP, Mandatory Tender
                   1/25/1999                                                             7,000,000
    10,312,000     Greater Orlando (FL) Aviation Authority, Airport Facilities
                   Subordinated CP Notes (Series B), 3.50% CP, Mandatory Tender
                   12/28/1998                                                           10,311,897
     4,500,000     Hillsborough County, FL Aviation Authority, Bond
                   Anticipation Comercial Paper Notes, 3.25% CP (Tampa
                   International Airport)/(National Westminster Bank, PLC,
                   London LOC), Mandatory Tender 2/10/1999                                4,500,000
     2,000,000     Hillsborough County, FL IDA Weekly VRDNs (Ringhager
                   Equipment Co.)/(Mellon Bank NA, Pittsburgh LOC)                        2,000,000
     1,390,000     Hillsborough County, FL IDA, IDRB's (Series 1996) Weekly
                   VRDNs (VIGO Importing Company Project)/(Barnett Bank, N.A.
                   LOC)                                                                   1,390,000
     1,115,000     Hillsborough County, FL IDA, Variable Rate Demand IRDB's
                   (Series 1996) Weekly
                   VRDNs (Trident Yacht Building Partnership Project)/(First
                   Union National Bank,
                   Charlotte, N.C. LOC)                                                   1,115,000
     4,100,000     Hillsborough County, FL IDA, Variable Rate IDRB's (Series
                   1998) Weekly VRDNs (SIFCO Industries, Inc.)/(National City
                   Bank, Ohio LOC)                                                        4,100,000
     4,080,000     Indian River County, FL, IDRB's (Series 1997) Weekly VRDNs
                   (Ocean Spray
                   Cranberries, Inc.)/(Wachovia Bank of NC, NA, Winston-Salem
                   LOC)                                                                   4,080,000
     6,500,000     Jacksonville, FL IDA, IDRBs (series 1996) Weekly VRDNs
                   (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)                             6,500,000
       600,000     Jacksonville, FL Weekly VRDNs (Metal Sales)/(National City
                   Bank, Kentucky LOC)                                                      600,000
     3,200,000     Lee County, FL IDA, IDRB (Series 1994) Weekly VRDNs (Baader
                   North America Corp.)/(Deutsche Bank, AG LOC)  3,200,000
     1,500,000     Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick
                   Industries, Inc.)/(Bank One,
                  Ohio, N.A. LOC)                                                         1,500,000
     5,500,000     Manatee County, FL, IDR Improvement Bonds (Series 1998 B)
                   Weekly VRDNs
                   (CFI Manufacturing, Inc. Project)/(Huntington National Bank,
                   Columbus, OH LOC)                                                      5,500,000
     2,700,000     Manatee County, FL, Variable/Fixed Rate IDRB's (Series 1998)
                   Weekly VRDNs
                   (Mader Electric, Inc.)/(SouthTrust Bank of Alabama,
                   Birmingham LOC)                                                        2,700,000
  PRINCIPAL
  AMOUNT                                                                                  VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   FLORIDA-CONTINUED
 $   2,400,000     Martin County, FL IDA, Tender Industrial Revenue Bonds
                   (Series 1986) Weekly VRDNs (Tampa Farm Service, Inc.
                   Project)/(SunTrust Banks, Inc. LOC)                               $    2,400,000
     2,100,000     Okeechobee County, FL, (Series 1992) Weekly VRDNs (Morgan
                   Guaranty Trust Co.,
                   New York LOC)                                                          2,100,000
     5,893,000     Orange County, FL HFA, (Series 1997A) Weekly VRDNs (Regal
                   Pointe Apartments Project)/(Nationsbank, N.A., Charlotte
                   LOC)                                                                   5,893,000
     5,000,000     Orange County, FL HFA, (Series 1998 D) Weekly VRDNs (Falcon
                   Trace Apartments)/(Amsouth Bank N.A., Birmingham LOC)                  5,000,000
    12,500,000     Orange County, FL School District, (Series 1998), 3.10%
                   TANs, 9/15/1999                                                       12,520,059
     6,200,000     Orlando, FL (City of), Capital Improvement Commerial Paper
                   Notes, (1994 Series-A), 3.10% CP, Mandatory Tender 2/11/1999           6,200,000
     6,000,000     Osceola County, FL HFA, Multifamily Housing Revenue Bonds
                   (Series 1998A) Weekly VRDNs (Arrow Ridge Apartments)/
                   (Amsouth Bank N.A., Birmingham LOC)                                     6,000,000
     3,500,000     Pinellas County Industry Council, FL, IDRB (Series 1994)
                   Weekly VRDNs (Genca Corporation Project)/(PNC Bank, N.A.
                   LOC)                                                                    3,500,000
     2,453,000     Pinellas County Industry Council, FL, IDRB (Series 1995)
                   Weekly VRDNs (ATR International Inc., Project)/(First Union
                   National Bank, Charlotte, N.C. LOC)                                     2,453,000
        65,000     Pinellas County Industry Council, FL, Variable/Fixed Rate
                   Development Revenue Bonds (Series 1997) Weekly VRDNs (Boyd
                   Industries, Inc.)/(SouthTrust Bank of Alabama, Birmingham
                   LOC)                                                                       65,000
     3,300,000     Pinellas County, FL HFA, Single Family Housing Revenue Bonds
                   (1998 Series B), 3.70% TOBs (Trinity Funding Co.), Mandatory
                   Tender 2/1/1999                                                         3,300,000
     1,740,000     Pinellas County, FL Health Facility Authority, SFM Revenue
                   Bonds (Series PA-92) Weekly VRDNs (GNMA COL)/(Merrill Lynch
                   Capital Services, Inc. LIQ)                                             1,740,000
     1,520,000     Sarasota County, FL IDRB, IDRB (Series 1994) Monthly VRDNs
                   (Resource Recovery Systems of Sarasota Project)/(Fleet
                   National Bank, Springfield, MA LOC)                                     1,520,000
     1,100,000     Sumter County, FL IDA Weekly VRDNs (Great Southern Wood
                   Preserving Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)            1,100,000
     3,300,000     Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum
                   & Glass Co., Inc. Project)/(Mellon Bank NA, Pittsburgh LOC)             3,300,000
     2,600,000     Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc.
                   Project)/(Barnett Bank,
                   N.A. LOC)                                                               2,600,000
                     Total                                                               188,187,956
                   LOUISIANA-4.1%
     9,420,000     Louisiana HFA, MERLOTS (Series 1988A), 3.90% TOBs (GNMA
                   COL)/(Corestates Bank N.A., Philadelphia, PA LIQ), Optional
                   Tender 11/1/1998                                                      9,420,000
  PRINCIPAL
  AMOUNT                                                                                  VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   MINNESOTA-1.9%
$    4,420,000     Dakota County & Washington County MN Housing & Redevelopment
                   Authority, MERLOTs (Series J), 3.80% TOBs (United States
                   Treasury COL)/(Corestates Bank N.A., Philadelphia, PA LIQ),
                   Optional Tender 12/1/1998                                          $    4,420,000
                   TEXAS-5.5%
     2,400,000     Angelina and Neches River Authority, Texas, Solid Waste
                   Disposal Revenue Bonds
                   (Series 1993), 3.90% CP (Temple-Eastex Inc.)/(Temple-Inland,
                   Inc. GTD), Mandatory Tender 11/9/1998                                   2,400,000
     2,600,000     Angelina and Neches River Authority, Texas, Waste Disposal
                   Revenue Bonds (Series 1998), 3.80% CP (Temple-Inland Forest
                   Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender
                   11/6/1998                                                               2,600,000
     7,500,000     Harris County, TX HFDC, Revenue Refunding Bonds (Series
                   1986), 4.50% CP (Young Men's Christian Association of the
                   Greater Houston Area)/(Bank of Tokyo-Mitsubishi Ltd. LOC),
                   Mandatory Tender 11/12/1998                                             7,500,000
                     Total                                                                12,500,000
                     Total Investments (at amortized cost) 3                           $ 227,807,956


Securities that are subject to Alternative Minimum Tax represent 74.5% of the portfolio as calculated upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
  100.00%       0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $28,225,000 which represents 12.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($229,032,990) at October 31, 1998.

The following acronyms are used throughout this portfolio:

COL     -Collateralized
CP      -Commercial Paper
FGIC    -Financial Guaranty Insurance Company
FSA     -Financial Security Assurance
GNMA    -Government National Mortgage Association
GTD     -Guaranty
HFA     -Housing Finance Authority
HFDC    -Health Facility Development Corporation
IDA     -Industrial Development Authority
IDB     -Industrial Development Bond
IDRB    -Industrial Development Revenue Bond
INS     -Insured
LIQ     -Liquidity Agreement
LLC     -Limited Liability Corporation
LOC     -Letter of Credit
MBIA    -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts-Liquidity Optional Tender Series
PAC     -Planned Amortization Class
SA      -Support Agreement
SFM     -Single Family Mortgage
TANs    -Tax Anticipation Notes
TOBs    -Tender Option Bonds
VRDNs   -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                    $ 227,807,956
Cash                                                                                  502,337
Income receivable                                                                   1,258,999
Receivable for shares sold                                                              6,544
Prepaid expenses                                                                       16,981
Deferred organizational costs                                                           4,163
Other assets                                                                            7,539
Total assets                                                                      229,604,519
LIABILITIES:
Payable for shares redeemed                                       $  45,172
Income distribution payable                                         461,424
Accrued expenses                                                     64,933
Total liabilities                                                                     571,529
Net Assets for 229,032,990 shares outstanding                                   $ 229,032,990
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$157,193,583 / 157,193,583 shares outstanding                                           $1.00
CASH II SHARES:
$71,839,407/71,839,407 shares outstanding                                               $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                         $
18,486,082
EXPENSES:
Investment advisory fee                                                        $
2,032,071
Administrative personnel and services fee
383,094
Custodian fees
6,855
Transfer and dividend disbursing agent fees and expenses
67,532
Directors'/Trustees' fees
4,449
Auditing fees
12,500
Legal fees
15,686
Portfolio accounting fees
102,872
Distribution services fee-Cash II Shares
297,018
Shareholder services fee-Institutional Shares
973,027
Shareholder services fee-Cash II Shares
297,018
Share registration costs
25,571
Printing and postage
29,087
Insurance premiums
50,385
Miscellaneous
10,902
Total expenses
4,308,067
WAIVERS:
Waiver of investment advisory fee                            $  (686,562)
Waiver of distribution services fee-Cash II Shares               (59,404)
Waiver of shareholder services fee-Institutional Shares         (233,527)
Total waivers                                                                     (979,493)
Net expenses
3,328,574
Net investment income                                                                            $
15,157,508


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED OCTOBER 31                                                     1998
1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $     15,157,508       $     18,019,018
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                  (11,792,073)           (15,508,497)
Cash II Shares                                                         (3,365,435)            (2,510,521)
Change in net assets resulting from distributions to
shareholders                                                          (15,157,508)           (18,019,018)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        2,197,187,196          1,742,878,407
Net asset value of shares issued to shareholders in payment
of distributions declared                                               7,838,269             11,374,153
Cost of shares redeemed  (2,518,608,888)  (1,744,452,792)
Change in net assets resulting from share transactions               (313,583,423)             9,799,768
Change in net assets                                                 (313,583,423)             9,799,768
NET ASSETS:
Beginning of period                                                   542,616,413            532,816,645
End of period                                                    $    229,032,990       $    542,616,413

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Cash II
Shares.

The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:

                                          ACQUISITION     ACQUISITION
SECURITY                                    DATE             COST
Escambia County, FL
HFA, PT-121, 3.75%                         8/19/1997-
                                           9/18/1998     $  8,675,000
Florida State Board of Education           9/30/1998       19,550,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.


SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                               1998                1997
CASH II SHARES
Shares sold                                                     645,934,032         334,505,856
Shares issued to shareholders in payment of
distributions declared                                              147,766               4,443
Shares redeemed                                                (636,998,304)       (303,578,126)
Net change resulting from Cash II share transactions              9,083,494          30,932,173

YEAR ENDED OCTOBER 31                                               1998                1997
INSTITUTIONAL SHARES
Shares sold                                                   1,551,253,164       1,408,372,551
Shares issued to shareholders in payment
of distributions declared                                         7,690,503          11,369,710
Shares redeemed                                              (1,881,610,584)     (1,440,874,666)
Net change resulting from Institutional share transactions     (322,666,917)        (21,132,405)
Net change resulting from share transactions                   (313,583,423)          9,799,768


At October 31, 1998, capital paid-in aggregated $229,032,990.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Class II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                       PERCENTAGE OF
                       AVERAGE DAILY
SHARE CLASS           NET ASSETS OF CLASS
Institutional Shares       0.25%
Class II Shares            0.25%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $15,374 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following effective date.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,568,341,160 and $1,877,477,340, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 58% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF FLORIDA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998


[Graphic]

PROSPECTUS

Florida Municipal Cash Trust

A Portfolio of Federated Municipal Trust

CASH II SHARES



December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]
Florida Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor
 Investment Company Act File No. 811-5911

Cusip 314229683
G00537-02-CII (12/98)

[Graphic]

[Graphic]


PROSPECTUS

Florida Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the Florida intangibles tax.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998



Contents

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities

in Which the Fund Invests?  3

What are the Specific Risks of
Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  9

Financial Information  10

Report of Independent Public Accountants  24


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida state intangibles tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and the Florida intangibles tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix C-5



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

The Fund's Institutional Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998, was 2.28%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 0.93% (quarter ended June 30, 1995). Its lowest quarterly return was 0.72% (quarter ended March 31, 1997).

The Fund's Institutional Shares Seven-Day Net Yield as of 12/31/97 was 3.45%.

The following table represents the Fund's Institutional Shares Average Annual Total Return through 12/31/97.


CALENDAR PERIOD          FUND
1 Year                   3.23%
Start of Performance 1   3.33%

1 The Fund's Institutional Shares start of performance date was September 21, 1994.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


What are the Fund's Fees and Expenses?

FLORIDA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Shares.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                          None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                                         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                                    None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                            None
Exchange Fee                                                                           None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                       0.40%
Distribution (12b-1) Fee 3                                                             0.25%
Shareholder Services Fee 4                                                             0.25%
Other Expenses                                                                         0.12%
Total Annual Fund Operating Expenses                                                   1.02%

1 Although not contractually obligated to do so, the adviser, distributor, and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.
 Waiver of Fund Expenses                                                               0.44%
 Total Actual Annual Fund Operating Expenses (after waivers)                           0.58%

2 The adviser voluntary waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.27% for the year ended October 31, 1998.

3 The Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended October 31, 1998. The Fund has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending October 31, 1999.

4 The shareholder services fee for the Fund has been voluntarily reduced. This voluntary reduction can be terminated at any time.
The shareholder services fee paid by the Fund (afte the voluntary reduction) was 0.19% for the fiscal year ended October 31, 1998.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Florida Municipal Cash Trust's Institutional Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Florida Municipal Cash Trust's Institutional Shares' operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming no redemption     $104      $325      $563     $1,248


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality, tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the Florida intangibles tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?



TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed-income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.

CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Florida. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Cash II Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Florida taxpayers because it invests in Florida tax-exempt securities. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, and customer servicing of the Fund's Institutional Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment

professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."



DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600



Boston, MA 02266-8600



If you send your check by A PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street



Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promtply submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:


Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve

System member.Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Florida intangibles tax to the extent they are derived from interest on obligations exempt from the Florida intangibles tax. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights-Institutional Shares

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page
24.

YEAR ENDED OCTOBER 31                          1998         1997        1996         1995         1994 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03         0.03         0.04       0.004
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.04)      (0.004)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 2                                 3.09%        3.20%        3.20%        3.60%       0.35%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.58%        0.54%        0.49%        0.45%       0.28% 3
Net investment income                          2.96%        3.15%        3.17%        3.58%       3.28% 3
Expense waiver/reimbursement 4                 0.19%        0.25%        0.34%        0.42%       1.03% 3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $157,194     $479,860     $500,993     $153,347     $53,966

1 Reflects operations for the period from September 21, 1994 (date of initial public investment) to October 31, 1994. For the period from September 12, 1994 (start of business) to September 21, 1994, the fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 1998

  PRINCIPAL
  AMOUNT                                                                                  VALUE
                   SHORT-TERM MUNICIPALS-99.5% 1
                   ALABAMA-1.7%
$    2,000,000     Birmingham, AL IDA, (Series 1997) Weekly VRDNs (Millcraft,
                   AL Inc.)/(Regions Bank, Alabama LOC)                              $   2,000,000
     1,900,000     Gadsen, AL IDB, IDRB's (Series 1997) Weekly VRDNs (Chicago
                   Steel, (Alabama), LLC)/(Marshall & Ilsley Bank, Milwaukee
                   LOC)                                                                  1,900,000
                     Total                                                               3,900,000
                   CALIFORNIA-2.6%
     6,000,000     Los Angeles County, CA Unified School District, Trust
                   Receipts FR/RI-A26, 3.60% TOBs (Bank of New York, New York
                   LIQ), Mandatory Tender 12/9/1998                                      6,000,000
                   COLORADO-1.5%
     3,380,000     Colorado HFA, MERLOTS (Series C), 3.40% TOBs (Corestates
                   Bank N.A., Philadelphia, PA LIQ), Optional Tender 11/1/1998           3,380,000
                   FLORIDA-82.2%
       550,000     Brevard County, FL, Greywater Investments II, Ltd 1997
                   Weekly VRDNs (Greywater Investments)/(Huntington National
                   Bank, Columbus, OH LOC)                                                 550,000
     2,755,000     Broward County, FL HFA, (CR-5), 3.85% TOBs (GNMA COL)/
                   (Citibank NA, New York LIQ), Optional Tender 11/1/1998                2,755,000
       700,000     Broward County, FL HFA, (Series 1997) Weekly VRDNs
                   (Jacaranda Village Apartments)/(Marine Midland Bank N.A.,
                   Buffalo, NY LOC)                                                        700,000
     1,130,000     Broward County, FL, IDRB (Series 1993) Weekly VRDNs
                   (American Whirlpool Products Corp. Project)/(Nationsbank,
                   N.A., Charlotte LOC)                                                  1,130,000
     1,000,000     Broward County, FL, IDRB's (Series 1997) Weekly VRDNs (Fast
                   Real Estate Partners, Ltd.)/(SunTrust Bank, Central Florida
                   LOC)                                                                  1,000,000
     7,665,000     Clipper, FL Tax-Exempt Trust, Class A Certificates of
                   Participation, Series 1996-3B Weekly VRDNs (Escambia County,
                   FL HFA)/(State Street Bank and Trust Co. LOC)                         7,665,000
     9,635,000     Dade County, FL, PT-1083 Weekly VRDNs (Miami International
                   Airport)/(FSA INS)/(Merrill Lynch Capital Services, Inc.
                   LOC)                                                                  9,635,000
     1,710,000     Escambia County, FL HFA, P-Floats PA-129 Weekly VRDNs (GNMA
                   COL)/(Merrill Lynch Capital Services, Inc. LIQ)                       1,710,000
     8,675,000  2  Escambia County, FL HFA, PT-121, 3.75% TOBs (GNMA COL)/
                   (Banco Santander LIQ), Mandatory Tender 3/11/1999                     8,675,000
     5,220,000     Florida HFA, Homeowner Mortgage Revenue Bonds PT-88 (Series
                   1996-3) Weekly VRDNs (GNMA COL)/(Banco Santander LIQ)                 5,220,000
     4,570,000     Florida HFA, Multifamily Housing Revenue Bonds (1995 Series
                   M) Weekly VRDNs (Bainbridge Club Apartments Project)/(PNC
                   Bank, N.A. LOC)                                                       4,570,000
  PRINCIPAL
  AMOUNT                                                                                  VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   FLORIDA-CONTINUED
$    4,000,000     Florida HFA, Series OO, Oaks at Mill Creek Project, 3.85%
                   TOBs (Oaks at Mills Creek)/(Chase Manhattan Bank N.A., New
                   York LOC), Mandatory Tender 11/1/1998                            $    4,000,000
     4,465,000     Florida HFA, Trust Receipts, Series 1998 FR/RI-12 Weekly
                   VRDNs (MBIA INS)/(Bank of New York, New York LIQ)                     4,465,000
    19,550,000  2  Florida State Board of Education Administration, Trust
                   Receipts (Series 1998 A-64), 3.45% TOBs (FGIC INS)/(Bank of
                   New York, New York LIQ), Optional Tender 2/1/1999                    19,550,000
     1,000,000     Florida State Department of Environmental Protection, Trust
                   Receipts FR/RI-A18
                   (Series 1998) Weekly VRDNs (FGIC INS)/(National Westminster
                   Bank, PLC, London LIQ)                                                1,000,000
     1,375,000     Greater Orlando (FL) Aviation Authority, Adjustable Rate
                   (Series 1997), 3.90% TOBs (Signature Flight Support Corp.)/
                   (Bayerische Landesbank Girozentrale LOC), Optional Tender
                   12/1/1998                                                             1,375,000
     7,000,000     Greater Orlando (FL) Aviation Authority, Airport Facilities
                   Subordinated CP Notes (Series B), 3.15% CP, Mandatory Tender
                   1/25/1999                                                             7,000,000
    10,312,000     Greater Orlando (FL) Aviation Authority, Airport Facilities
                   Subordinated CP Notes (Series B), 3.50% CP, Mandatory Tender
                   12/28/1998                                                           10,311,897
     4,500,000     Hillsborough County, FL Aviation Authority, Bond
                   Anticipation Comercial Paper Notes, 3.25% CP (Tampa
                   International Airport)/(National Westminster Bank, PLC,
                   London LOC), Mandatory Tender 2/10/1999                                4,500,000
     2,000,000     Hillsborough County, FL IDA Weekly VRDNs (Ringhager
                   Equipment Co.)/(Mellon Bank NA, Pittsburgh LOC)                        2,000,000
     1,390,000     Hillsborough County, FL IDA, IDRB's (Series 1996) Weekly
                   VRDNs (VIGO Importing Company Project)/(Barnett Bank, N.A.
                   LOC)                                                                   1,390,000
     1,115,000     Hillsborough County, FL IDA, Variable Rate Demand IRDB's
                   (Series 1996) Weekly
                   VRDNs (Trident Yacht Building Partnership Project)/(First
                   Union National Bank,
                   Charlotte, N.C. LOC)                                                   1,115,000
     4,100,000     Hillsborough County, FL IDA, Variable Rate IDRB's (Series
                   1998) Weekly VRDNs (SIFCO Industries, Inc.)/(National City
                   Bank, Ohio LOC)                                                        4,100,000
     4,080,000     Indian River County, FL, IDRB's (Series 1997) Weekly VRDNs
                   (Ocean Spray
                   Cranberries, Inc.)/(Wachovia Bank of NC, NA, Winston-Salem
                   LOC)                                                                   4,080,000
     6,500,000     Jacksonville, FL IDA, IDRBs (series 1996) Weekly VRDNs
                   (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)                             6,500,000
       600,000     Jacksonville, FL Weekly VRDNs (Metal Sales)/(National City
                   Bank, Kentucky LOC)                                                      600,000
     3,200,000     Lee County, FL IDA, IDRB (Series 1994) Weekly VRDNs (Baader
                   North America Corp.)/(Deutsche Bank, AG LOC)  3,200,000
     1,500,000     Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick
                   Industries, Inc.)/(Bank One,
                  Ohio, N.A. LOC)                                                         1,500,000
     5,500,000     Manatee County, FL, IDR Improvement Bonds (Series 1998 B)
                   Weekly VRDNs
                   (CFI Manufacturing, Inc. Project)/(Huntington National Bank,
                   Columbus, OH LOC)                                                      5,500,000
     2,700,000     Manatee County, FL, Variable/Fixed Rate IDRB's (Series 1998)
                   Weekly VRDNs
                   (Mader Electric, Inc.)/(SouthTrust Bank of Alabama,
                   Birmingham LOC)                                                        2,700,000
  PRINCIPAL
  AMOUNT                                                                                  VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   FLORIDA-CONTINUED
 $   2,400,000     Martin County, FL IDA, Tender Industrial Revenue Bonds
                   (Series 1986) Weekly VRDNs (Tampa Farm Service, Inc.
                   Project)/(SunTrust Banks, Inc. LOC)                               $    2,400,000
     2,100,000     Okeechobee County, FL, (Series 1992) Weekly VRDNs (Morgan
                   Guaranty Trust Co.,
                   New York LOC)                                                          2,100,000
     5,893,000     Orange County, FL HFA, (Series 1997A) Weekly VRDNs (Regal
                   Pointe Apartments Project)/(Nationsbank, N.A., Charlotte
                   LOC)                                                                   5,893,000
     5,000,000     Orange County, FL HFA, (Series 1998 D) Weekly VRDNs (Falcon
                   Trace Apartments)/(Amsouth Bank N.A., Birmingham LOC)                  5,000,000
    12,500,000     Orange County, FL School District, (Series 1998), 3.10%
                   TANs, 9/15/1999                                                       12,520,059
     6,200,000     Orlando, FL (City of), Capital Improvement Commerial Paper
                   Notes, (1994 Series-A), 3.10% CP, Mandatory Tender 2/11/1999           6,200,000
     6,000,000     Osceola County, FL HFA, Multifamily Housing Revenue Bonds
                   (Series 1998A) Weekly VRDNs (Arrow Ridge Apartments)/
                   (Amsouth Bank N.A., Birmingham LOC)                                     6,000,000
     3,500,000     Pinellas County Industry Council, FL, IDRB (Series 1994)
                   Weekly VRDNs (Genca Corporation Project)/(PNC Bank, N.A.
                   LOC)                                                                    3,500,000
     2,453,000     Pinellas County Industry Council, FL, IDRB (Series 1995)
                   Weekly VRDNs (ATR International Inc., Project)/(First Union
                   National Bank, Charlotte, N.C. LOC)                                     2,453,000
        65,000     Pinellas County Industry Council, FL, Variable/Fixed Rate
                   Development Revenue Bonds (Series 1997) Weekly VRDNs (Boyd
                   Industries, Inc.)/(SouthTrust Bank of Alabama, Birmingham
                   LOC)                                                                       65,000
     3,300,000     Pinellas County, FL HFA, Single Family Housing Revenue Bonds
                   (1998 Series B), 3.70% TOBs (Trinity Funding Co.), Mandatory
                   Tender 2/1/1999                                                         3,300,000
     1,740,000     Pinellas County, FL Health Facility Authority, SFM Revenue
                   Bonds (Series PA-92) Weekly VRDNs (GNMA COL)/(Merrill Lynch
                   Capital Services, Inc. LIQ)                                             1,740,000
     1,520,000     Sarasota County, FL IDRB, IDRB (Series 1994) Monthly VRDNs
                   (Resource Recovery Systems of Sarasota Project)/(Fleet
                   National Bank, Springfield, MA LOC)                                     1,520,000
     1,100,000     Sumter County, FL IDA Weekly VRDNs (Great Southern Wood
                   Preserving Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)            1,100,000
     3,300,000     Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum
                   & Glass Co., Inc. Project)/(Mellon Bank NA, Pittsburgh LOC)             3,300,000
     2,600,000     Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc.
                   Project)/(Barnett Bank,
                   N.A. LOC)                                                               2,600,000
                     Total                                                               188,187,956
                   LOUISIANA-4.1%
     9,420,000     Louisiana HFA, MERLOTS (Series 1988A), 3.90% TOBs (GNMA
                   COL)/(Corestates Bank N.A., Philadelphia, PA LIQ), Optional
                   Tender 11/1/1998                                                      9,420,000
  PRINCIPAL
  AMOUNT                                                                                  VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   MINNESOTA-1.9%
$    4,420,000     Dakota County & Washington County MN Housing & Redevelopment
                   Authority, MERLOTs (Series J), 3.80% TOBs (United States
                   Treasury COL)/(Corestates Bank N.A., Philadelphia, PA LIQ),
                   Optional Tender 12/1/1998                                          $    4,420,000
                   TEXAS-5.5%
     2,400,000     Angelina and Neches River Authority, Texas, Solid Waste
                   Disposal Revenue Bonds
                   (Series 1993), 3.90% CP (Temple-Eastex Inc.)/(Temple-Inland,
                   Inc. GTD), Mandatory Tender 11/9/1998                                   2,400,000
     2,600,000     Angelina and Neches River Authority, Texas, Waste Disposal
                   Revenue Bonds (Series 1998), 3.80% CP (Temple-Inland Forest
                   Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender
                   11/6/1998                                                               2,600,000
     7,500,000     Harris County, TX HFDC, Revenue Refunding Bonds (Series
                   1986), 4.50% CP (Young Men's Christian Association of the
                   Greater Houston Area)/(Bank of Tokyo-Mitsubishi Ltd. LOC),
                   Mandatory Tender 11/12/1998                                             7,500,000
                     Total                                                                12,500,000
                     Total Investments (at amortized cost) 3                           $ 227,807,956


Securities that are subject to Alternative Minimum Tax represent 74.5% of the portfolio as calculated upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
  100.00%       0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $28,225,000 which represents 12.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($229,032,990) at October 31, 1998.

The following acronyms are used throughout this portfolio:

COL     -Collateralized
CP      -Commercial Paper
FGIC    -Financial Guaranty Insurance Company
FSA     -Financial Security Assurance
GNMA    -Government National Mortgage Association
GTD     -Guaranty
HFA     -Housing Finance Authority
HFDC    -Health Facility Development Corporation
IDA     -Industrial Development Authority
IDB     -Industrial Development Bond
IDRB    -Industrial Development Revenue Bond
INS     -Insured
LIQ     -Liquidity Agreement
LLC     -Limited Liability Corporation
LOC     -Letter of Credit
MBIA    -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts-Liquidity Optional Tender Series
PAC     -Planned Amortization Class
SA      -Support Agreement
SFM     -Single Family Mortgage
TANs    -Tax Anticipation Notes
TOBs    -Tender Option Bonds
VRDNs   -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                    $ 227,807,956
Cash                                                                                  502,337
Income receivable                                                                   1,258,999
Receivable for shares sold                                                              6,544
Prepaid expenses                                                                       16,981
Deferred organizational costs                                                           4,163
Other assets                                                                            7,539
Total assets                                                                      229,604,519
LIABILITIES:
Payable for shares redeemed                                       $  45,172
Income distribution payable                                         461,424
Accrued expenses                                                     64,933
Total liabilities                                                                     571,529
Net Assets for 229,032,990 shares outstanding                                   $ 229,032,990
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$157,193,583 / 157,193,583 shares outstanding                                           $1.00
CASH II SHARES:
$71,839,407/71,839,407 shares outstanding                                               $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                         $
18,486,082
EXPENSES:
Investment advisory fee                                                        $
2,032,071
Administrative personnel and services fee
383,094
Custodian fees
6,855
Transfer and dividend disbursing agent fees and expenses
67,532
Directors'/Trustees' fees
4,449
Auditing fees
12,500
Legal fees
15,686
Portfolio accounting fees
102,872
Distribution services fee-Cash II Shares
297,018
Shareholder services fee-Institutional Shares
973,027
Shareholder services fee-Cash II Shares
297,018
Share registration costs
25,571
Printing and postage
29,087
Insurance premiums
50,385
Miscellaneous
10,902
Total expenses
4,308,067
WAIVERS:
Waiver of investment advisory fee                            $  (686,562)
Waiver of distribution services fee-Cash II Shares               (59,404)
Waiver of shareholder services fee-Institutional Shares         (233,527)
Total waivers                                                                     (979,493)
Net expenses
3,328,574
Net investment income                                                                            $
15,157,508


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED OCTOBER 31                                                     1998
1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $     15,157,508       $     18,019,018
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                  (11,792,073)           (15,508,497)
Cash II Shares                                                         (3,365,435)            (2,510,521)
Change in net assets resulting from distributions to
shareholders                                                          (15,157,508)           (18,019,018)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        2,197,187,196          1,742,878,407
Net asset value of shares issued to shareholders in payment
of distributions declared                                               7,838,269             11,374,153
Cost of shares redeemed  (2,518,608,888)  (1,744,452,792)
Change in net assets resulting from share transactions               (313,583,423)             9,799,768
Change in net assets                                                 (313,583,423)             9,799,768
NET ASSETS:
Beginning of period                                                   542,616,413            532,816,645
End of period                                                    $    229,032,990       $    542,616,413

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Cash II
Shares.

The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:

                                          ACQUISITION     ACQUISITION
SECURITY                                    DATE             COST
Escambia County, FL
HFA, PT-121, 3.75%                         8/19/1997-
                                           9/18/1998     $  8,675,000
Florida State Board of Education           9/30/1998       19,550,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.


SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                               1998                1997
INSTITUTIONAL SHARES
Shares sold                                                   1,551,253,164       1,408,372,551
Shares issued to shareholders in payment
of distributions declared                                         7,690,503          11,369,710
Shares redeemed                                              (1,881,610,584)     (1,440,874,666)
Net change resulting from Institutional share transactions     (322,666,917)        (21,132,405)
YEAR ENDED OCTOBER 31                                               1998                1997
CASH II SHARES
Shares sold                                                     645,934,032         334,505,856
Shares issued to shareholders in payment of
distributions declared                                              147,766               4,443
Shares redeemed                                                (636,998,304)       (303,578,126)
Net change resulting from Cash II share transactions              9,083,494          30,932,173
Net change resulting from share transactions                   (313,583,423)          9,799,768


At October 31, 1998, capital paid-in aggregated $229,032,990.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Class II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                       PERCENTAGE OF
                       AVERAGE DAILY
SHARE CLASS           NET ASSETS OF CLASS
Institutional Shares       0.25%
Class II Shares            0.25%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $15,374 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following effective date.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,568,341,160 and $1,877,477,340, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 58% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Report of Independent Public Accountants

To the Board of Trustees of Federated Municipal Trust and Shareholders of Florida Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998

[Graphic]

PROSPECTUS

Florida Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES

December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]
 Florida Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229758
005392 (12/98)

[Graphic]



STATEMENT OF ADDITIONAL INFORMATION

Florida Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES

CASH II SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Florida Municipal Cash Trust dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.


                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests

                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses

STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]

Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

Cusip 314229758

Cusip 314229683

G00537-01 (12/98)

How is the Fund Organized?


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Cash II Shares (Shares). This SAI relates to both of the classes of the above-mentioned Shares.

Securities in Which the Fund Invests



SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.


Credit Enhancement


Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.




Investment Ratings

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating service or be of comparable quality to securities having such ratings. A rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk

In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.

Lending Cash or Securities

The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

Investing in Commodities

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities


The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.


Investing for Control

The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.




Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of December 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares:
Calhoun & Co., Detroit, Michigan, owned approximately 22,647,323 shares (13.69%); MIFLA & Co., Milwaukee, Wisconsin, owned approximately 10,060,785 shares (6.08%); and Saxon & Co., Lester, Pennsylvania, owned approximately 8,386,826 shares (5.07%).

As of December 9, 1998, the following shareholder owned of record, beneficially, or both, 5% or more of the outstanding Cash II Shares: Trustman, Atlanta, Georgia, owned approximately 324,002,510 Shares (97.86%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX


The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Florida Intangibles Tax

Shareholders of the Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if all of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. As described earlier, the Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. Accordingly, the value of the Fund shares held by a shareholder should under normal circumstances be exempt from the Florida intangibles tax.

However, if the portfolio consists of any assets which are not so exempt on the annual assessment date, only the portion of the shares of the Fund which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangibles tax, even if they partly relate to Florida tax-exempt securities.

Florida State Municipal Taxation

In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax. A constitutional amendment approved by referendum would be required before an individual tax could be imposed.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name
Total
Birthdate
Aggregate           Compensation
Address                          Principal Occupations
Compensation        From Trust and
Position With Trust              for Past 5 Years                                            From
Trust          Fund Complex
------------------------------   ---------------------------------------------------------
---------------     -------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of
$0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and
Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and
Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management,
and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director,
Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee,
Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior
Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group,
Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee,
University                             companies in the
                                 of
Pittsburgh.                                                                  Fund Complex

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation;
Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates,
Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real
estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly:
President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and
Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive
Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman
and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank
Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes,
Inc.                                                      companies in the

Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany
Fund,                           Trust and
571 Hayward Mill Road
Inc.                                                                            56 other
Concord,
MA
investment
TRUSTEE                          Retired: President, Boston Stock Exchange,
Inc.;                                companies in the
                                 Regional Administrator, United States Securities
and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of
Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh
Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist,
and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore
Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia
Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny &
Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.;
formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western
Region;                               investment
Kochuba                          Partner, Meyer and
Flaherty.                                                    companies in the
205 Ross
Street
Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth
of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State
Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street
Corporation.                            investment
Palm Beach,
FL
companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA
International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne
University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica &
Murray.                                           56 other
President,
Duquesne
investment
University                       Retired: Dean and Professor of Law, University
of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of
Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics,
Athens;                                   Trust and
1925                             Professor, International Politics;
Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment
for                                     investment
University of Pittsburgh         International Peace, RAND Corporation,
Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National
Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.

Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference
Planning.                                 Trust and
4905 Bayard
Street                                                                                               56
other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company
of                             investment
TRUSTEE                          America; business
owner.                                                        companies in the

Fund Complex
Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,
$0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities
Corp.                                                      and
Federated Investors
Tower                                                                                        8 other
investment
1001 Liberty
Avenue
companies in the
Pittsburgh,
PA                                                                                                   Fund
Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the
$0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of
some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex;
President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.;
President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers,
Federated                                      companies in the
EXECUTIVE VICE PRESIDENT         Management, and Federated Research; President
and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the
$0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive
Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in
the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman,
Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated
Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the
$0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice
President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors,
Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated
Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated
Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.;
Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice
$0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services
Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly:
various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial
Services                            investment
Pittsburgh, PA                   Division of Federated Investors,
Inc.                                           companies in the
TREASURER
Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in
$0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee
of                              and
Federated Investors Tower        some of the Funds in the Federated Fund
Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors,
Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities
Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various
$0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex;
Executive                            and
Federated Investors Tower        Vice President, Federated Investment
Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated
Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research,
and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered
Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight
$0     $0 for the
Birthdate:  September 12,        investment companies in the Federated Fund
Complex;                             Trust and
1953                             Senior Vice President, Federated
Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated
Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management,
Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four
$0     $0 for the
Birthdate:  January 15, 1960     investment companies in the Federated Fund
Complex;                             Trust and
Federated Investors Tower        Vice President, Federated Investment
Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research
Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research,
Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.


## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum                         Average Aggregate Daily
Administrative Fee              Net Assets of the Federated Funds
--------------------------------------------------------------------
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES


For the Year Ended
October 31,                                  1998              1997              1996
-------------------------------------------------------------------------------------
Advisory Fee Earned                    $2,032,071        $2,318,654        $1,558,498
-------------------------------------------------------------------------------------
Advisory Fee Reduction                 $  686,562        $1,092,531        $1,071,607
-------------------------------------------------------------------------------------
Brokerage Commissions                  $        0        $        0        $        0
-------------------------------------------------------------------------------------
Administrative Fee                     $  383,094        $  437,669        $  294,886
-------------------------------------------------------------------------------------
12b-1 Fee
-------------------------------------------------------------------------------------
 Institutional Shares                  $        0               ---               ---
 ------------------------------------------------------------------------------------
 Cash II Shares                        $  237,614               ---
 ------------------------------------------------------------------------------------
Shareholder Services Fee
-------------------------------------------------------------------------------------
 Institutional Shares                  $  739,500               ---               ---
 ------------------------------------------------------------------------------------
 Cash Series Shares                    $  297,018               ---               ---
 ------------------------------------------------------------------------------------

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


How Does the Fund Measure Performance?


The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield


Total returns given for the one-year and since inception periods ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the seven-day period ended October 31, 1998.




Share Class                 Seven-Day Period      1 Year          Since Inception on September 21, 1994
Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    3.09%               3.27%
Yield                       2.77%                 --                   --
Effective Yield             2.81%                 --                   --
Tax-Equivalent Yield        4.65%                 --                   --
------------------------------------------------------------------------------------------------------------------------------------


Share Class                 Seven-Day Period      1 Year          Since Inception on November 27, 1995
Cash II Shares
------------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    2.83%               2.92%
Yield                       2.51%                 --                   --
Effective Yield             2.55%                 --                   --
Tax-Equivalent Yield        4.22%                 --                   --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to-the federal alternative minimum tax and state and/or local taxes.

                                                TAXABLE YIELD EQUIVALENT FOR 1998
                                                     MULTISTATE MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                  FEDERAL INCOME TAX BRACKET:
                            15.00%        28.00%             31.00%               36.00%
39.60%

------------------------------------------------------------------------------------------------------------------------------------

        JOINT                   $1-      $42,351-           $102,301-            $155,951-
OVER
        RETURN              42,350        102,300            155,950              278,450
$278,450

        SINGLE                  $1-      $25,351-           $61,401-             $128,101-
OVER
        RETURN              25,350        61,400             128,100              278,450
$278,450

------------------------------------------------------------------------------------------------------------------------------------

        Tax-Exempt
        Yield                               Taxable Yield Equivalent

------------------------------------------------------------------------------------------------------------------------------------
           1.00%            1.18%          1.39%             1.45%               1.56%               1.66%
           1.50%            1.76%          2.08%             2.17%               2.34%               2.48%
           2.00%            2.35%          2.78%             2.90%               3.13%               3.31%
           2.50%            2.94%          3.47%             3.62%               3.91%               4.14%
           3.00%            3.53%          4.17%             4.35%               4.69%               4.97%
           3.50%            4.12%          4.86%             5.07%               5.47%               5.79%
           4.00%            4.71%          5.56%             5.80%               6.25%               6.62%
           4.50%            5.29%          6.25%             6.52%               7.03%               7.45%
           5.00%            5.88%          6.94%             7.25%               7.81%               8.28%
           5.50%            6.47%          7.64%             7.97%               8.59%               9.11%
           6.00%            7.06%          8.33%             8.70%               9.38%               9.93%
           6.50%            7.65%          9.03%             9.42%              10.16%              10.76%
           7.00%            8.24%          9.72%            10.14%              10.94%              11.59%
           7.50%            8.82%         10.42%            10.87%              11.72%              12.42%
           8.00%            9.41%         11.11%            11.59%              12.50%              13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.


                                                      TAXABLE YIELD EQUIVALENT FOR 1998

                                                               State of Florida
------------------------------------------------------------------------------------------------------------------------------------
                                                       FEDERAL INCOME TAX BRACKET:
                            15.00%        28.00%             31.00%               36.00%
39.60%

------------------------------------------------------------------------------------------------------------------------------------

        JOINT                   $1        $42,351           $102,301             $155,951
OVER
        RETURN              42,350        102,300            155,950              278,450
278,450

        SINGLE                  $1        $25,351            $61,401             $128,101
OVER
        RETURN              25,350        61,400             128,100              278,450
278,450

------------------------------------------------------------------------------------------------------------------------------------

        Tax-Exempt
        Yield                               Taxable Yield Equivalent

------------------------------------------------------------------------------------------------------------------------------------
           1.00%            1.38%          1.59%             1.65%               1.76%               1.86%
           1.50%            1.96%          2.28%             2.37%               2.54%               2.68%
           2.00%            2.55%          2.98%             3.10%               3.33%               3.51%
           2.50%            3.14%          3.67%             3.82%               4.11%               4.34%
           3.00%            3.73%          4.37%             4.55%               4.89%               5.17%
           3.50%            4.32%          5.06%             5.27%               5.67%               5.99%
           4.00%            4.91%          5.76%             6.00%               6.45%               6.82%
           4.50%            5.49%          6.45%             6.72%               7.23%               7.65%
           5.00%            6.08%          7.14%             7.45%               8.01%               8.48%
           5.50%            6.67%          7.84%             8.17%               8.79%               9.31%
           6.00%            7.26%          8.53%             8.90%               9.58%              10.13%
           6.50%            7.85%          9.23%             9.62%              10.36%              10.96%
           7.00%            8.44%          9.92%            10.34%              11.14%              11.79%
           7.50%            9.02%         10.62%            11.07%              11.92%              12.62%
           8.00%            9.61%         11.31%            11.79%              12.70%              13.45%

Note: The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness, at the rate of $2.00 per $1,000 of the properties' market value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 20 basis point incremental benefit resulting from the avoidance of this tax.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


 . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


 . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

 . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.


Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW


MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS


In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW


INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH INVESTOR SERVICES, L.L.P. SHORT-TERM DEBT RATING DEFINITIONS


F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

FLORIDA MUNICIPAL CASH TRUST

Institutional Shares
Cash II Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants

Arthur Andersen LLP

225 Franklin Street
Boston, MA  02110-2812




PROSPECTUS

Georgia Municipal Cash Trust

A Portfolio of Federated Municipal Trust


A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the State of Georgia.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



December 31, 1998



CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in

Which the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  10

Financial Information  11

Report of Independent Public Accountants  24



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity. While there is not assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Georgia state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic representation omitted.  Please see Appendix B2.]



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.45%.

Within the period shown in the Chart, the Fund's highest quarterly return was 0.89% (quarter ended June 30, 1997). Its lowest quarterly return was 0.77% (quarter ended March 31, 1997).

The Fund's Seven-Day Net Yield as of 12/31/97 was 3.69%.

The following table represents the Fund's Average Annual Total Return through 12/31/97.

CALENDAR PERIOD          FUND
1 Year                   3.42%
Start of Performance 1   3.43%

1  The Fund's start of performance date was August 22, 1995.

Investors may call the Fund at 1-800-341-7400 to acquire the Seven-Day Net
Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

GEORGIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                      0.50%
Distribution (12b-1) Fee                                                              None
Shareholder Services Fee 3                                                            0.25%
Other Expenses                                                                        0.18%
Total Annual Fund Operating Expenses                                                  0.93%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the
Fund actually paid for the fiscal year ended October 31, 1998.
 Waiver of Fund Expenses                                                              0.44%
 Total Actual Annual Fund Operating Expenses (after waivers)                          0.49%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.12% for the year ended October 31, 1998.
3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.19% for the fiscal year ended October 31, 1998.



EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming no redemption    $95      $296      $515      $1,143



What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Georgia state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.



What are the Principal Securities in Which the Fund Invests?



TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.



MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Georgia. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?



The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-Georgia taxpayers because it invests in Georgia tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time).You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600


If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street
Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividends. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317


All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:



* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.



CHECKWRITING



You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.



DEBIT CARD



You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Georgia state income tax to the extent they are derived from interest on obligations exempt from Georgia state income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.



The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights

(For a share outstanding throughout each period)


Reference is made to the Independent Auditors' Report on page 24.

YEAR ENDED OCTOBER 31                        1998         1997         1996         1995 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03         0.03         0.01
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.01)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 2                                 3.33%        3.38%        3.37%        0.73%

RATIOS TO AVERAGE NET ASSETS
Expenses                                       0.49%        0.49%        0.46%        0.25% 3
Net investment income                          3.28%        3.33%        3.31%        3.81% 3
Expense waiver/reimbursement 4                 0.44%        0.43%        0.52%        0.75% 3
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)    $168,098     $121,858     $122,940     $111,278


1 Reflects operations for the period from August 22, 1995 (date of initial public investment) to October 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements



Portfolio of Investments



October 31, 1998

PRINCIPAL
AMOUNT                                                                               VALUE
                SHORT-TERM MUNICIPALS-99.1% 1
                GEORGIA-99.1%
 $ 5,100,000    Athens-Clarke County, GA IDA, (Series 1988), 3.15% CP (Rhone
                Merieux, Inc. Project)/(Societe Generale, Paris LOC),
                Mandatory Tender 2/23/1999                                       $   5,100,000
   1,500,000    Athens-Clarke County, GA IDA, (Series 1997) Weekly VRDNs
                (Armagh Capital Resource, LLC)/(Wachovia Bank of NC, N.A.,
                Winston-Salem LOC)                                                   1,500,000
   2,000,000    Atlanta, GA, Airport Facilities Revenue Refunding Bonds
                (Series 1996), 5.25% Bonds (Hartsford Atlanta International
                Airport)/(AMBAC INS), 1/1/1999                                       2,004,589
   1,600,000    Atlanta, GA, Urban Residential Finance Authority,
                Multifamily Housing Revenue Bonds (Series 1995) Weekly VRDNs
                (West End Housing Development Project)/(First Union National
                Bank, Charlotte, NC LOC)                                             1,600,000
   4,760,000    Augusta, GA HFA, (Series 1998) Weekly VRDNs (Sterling Ridge
                Apartments)/(Amsouth Bank N.A., Birmingham LOC)                      4,760,000
   2,000,000  2 Bibb County, GA, PT-199, 3.70% TOBs (Georgia State GTD)/
                (Bayerische Vereinsbank AG, Munich LIQ), Optional Tender 5/
                20/1999                                                              2,000,000
   2,000,000    Brunswick and Glynn County, GA Development Authority, Multi-
                Mode Variable Rate IDRB's (Series 1996) Weekly VRDNs (Daewoo
                Equipment Corp.)/(KeyBank, N.A. LOC)                                 2,000,000
   3,800,000    Brunswick, GA, Housing Authority, (Series S93) Weekly VRDNs
                (Island Square Apartments)/(Columbus Bank and Trust Co., GA
                LOC)  3,800,000
   1,090,000    Carrollton, GA, (Series 1998), 3.60% Bonds, 2/1/1999                 1,090,000
   1,345,000    Cherokee County, GA Development Authority, IDRB Weekly VRDNs
                (Morrison Products, GA)/(KeyBank, N.A. LOC)  1,345,000
   2,000,000    Cherokee County, GA School System, 3.875% TANs, 12/31/1998           2,000,396
   2,500,000    Clayton County, GA Development Authority, (Series 1994)
                Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank
                N.A., New York LOC)                                                  2,500,000
     550,000    Clayton County, GA Housing Authority, Revenue Refunding
                Bonds (Series 1992) Weekly VRDNs (Oxford Townhomes Project)/
                (Amsouth Bank N.A., Birmingham LOC)                                    550,000
   1,965,000    Cobb County, GA IDA Weekly VRDNs (Atlanta RDC Co.)/(First
                Union National Bank, Charlotte, NC LOC)                              1,965,000
   1,600,000    Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs
                (Consolidated Engineering Company, Inc. Project)/
                (Nationsbank, N.A., Charlotte LOC)                                   1,600,000
     870,000    Columbia County, GA Development Authority, (Series 1991)
                Weekly VRDNs (Augusta Sportswear, Inc.)/(Wachovia Bank of
                Georgia, N.A., Atlanta LOC                                             870,000
     735,000    Columbus, GA IDA, (Series 90B) Weekly VRDNs (R. P. Real
                Estate, Inc.)/(Columbus Bank and Trust Co., GA LOC)                    735,000
   4,200,000    Conyers-Rockdale-Big Haynes, GA Impoundment Authority,
               (Series 1997), 4.00% BANs, 12/1/1998                                  4,200,499
PRINCIPAL
AMOUNT                                                                              VALUE
                SHORT-TERM MUNICIPALS-continued 1
                GEORGIA-CONTINUED
$  3,000,000    Coweta County, GA IDA, (Series 1995) Weekly VRDNs (Lanelco
                L.L.C. Project)/(NBD Bank, Michigan LOC)                        $    3,000,000
   6,000,000    Crisp County, GA Development Authority, (Series B), 4.20%
                TOBs (Masonite Corporation)/(International Paper Co. GTD),
                Optional Tender 9/1/1999                                             6,000,000
   5,000,000    Dalton, GA, 4.05% TANs, 12/31/1998                                   5,001,603
   1,275,000    De Kalb County, GA Development Authority, (Series 1992)
                Weekly VRDNs (House of Cheatham, Inc. Project)/(Nationsbank,
                N.A., Charlotte LOC)                                                 1,275,000
     600,000    De Kalb County, GA Development Authority, (Series 1993)
                Weekly VRDNs (Pet, Inc.)/(PNC Bank, N.A. LOC)                          600,000
   2,000,000    De Kalb County, GA Development Authority, (Series 1995)
                Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank,
                Atlanta LOC)                                                         2,000,000
   1,215,000    De Kalb County, GA Development Authority, (Series 1996)
                Weekly VRDNs (DeKalb Steel, Inc.)/(SouthTrust Bank of
                Georgia, Atlanta LOC)                                                1,215,000
   4,000,000    De Kalb County, GA Multi Family Housing Authority,
                Multifamily Housing Revenue Bonds (Series 1996) Weekly VRDNs
                (Bryton Hill Apartments)/(PNC Bank, Kentucky LOC)                    4,000,000
   3,000,000    Douglas County, GA Development Authority, (Series 1997)
                Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions
                Bank, Alabama LOC)                                                   3,000,000
     740,000    Douglas County, GA Development Authority, (Series 1997)
                Weekly VRDNs (Paul B. Goble)/(Wachovia Bank of Georgia,
                N.A., Atlanta LOC)                                                     740,000
   3,500,000    Douglas County, GA, 3.80% TANs, 12/30/1998                           3,500,499
   3,000,000    Forsyth County, GA School District, 5.50% Bonds, 2/1/1999            3,013,941
   1,000,000    Forsythe County, GA Development Authority, IDRB (Series
                1995) Weekly VRDNs (American BOA, Inc. Project)/(Dresdner
                Bank AG, Frankfurt LOC)                                              1,000,000
   2,000,000    Franklin County, GA Industrial Building Authority, (Series
                1995) Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New
                York, NY LOC)                                                        2,000,000
   3,400,000    Fulton County, GA Development Authority, (Series 1998)
                Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank,
                Atlanta LOC)                                                         3,400,000
   2,200,000    Fulton County, GA IDA Weekly VRDNs (Automatic Data
                Processing, Inc.)                                                    2,200,000
   2,930,000    Fulton County, GA IDA Weekly VRDNs (C.K.S. Packaging, Inc.)/
                (SouthTrust Bank of Georgia, Atlanta LOC)                            2,930,000
   2,000,000    Fulton County, GA IDA, (Series 1997) Weekly VRDNs (In-Store
                Media Corp.)/(SunTrust Bank, Atlanta LOC)                            2,000,000
   2,815,000    Gainesville, GA Redevelopment Authority, Downtown
                Developments, Ltd (Series 1987) Weekly VRDNs (Downtown
                Developments, Ltd.)/(Regions Bank, Alabama LOC)                      2,815,000
     300,000    Gainesville, GA Redevelopment Authority, IDRB (Series 1986)
                Weekly VRDNs (Hotel of Gainesville Associates Project)/
                (Regions Bank, Alabama LOC)                                            300,000
   2,000,000    Georgia Municipal Electric Authority, Series S, 7.25% Bonds
                (United States Treasury PRF), 1/1/1999 (@102)                        2,051,637
PRINCIPAL
AMOUNT                                                                              VALUE
                SHORT-TERM MUNICIPALS-continued 1
                GEORGIA-CONTINUED
$  1,800,000    Georgia Ports Authority, (Series 1996A) Weekly VRDNs
                (Colonel's Island Terminal)/(SunTrust Bank, Atlanta LOC)        $    1,800,000
   3,200,000    Georgia State HFA, (Series 1990C), 3.80% TOBs (First
                National Bank of Chicago LIQ), Optional Tender 12/1/1998             3,200,000
   4,690,000    Georgia State, UT GO, 5.25% Bonds, 10/1/1999                         4,780,873
   4,800,000    Glynn County, GA, 4.00% TANs, 12/31/1998                             4,802,316
   3,135,000    Gwinnett County, GA IDA, (Series 1996) Weekly VRDNs (Sidel,
                Inc. Project)/(Nationsbank, N.A., Charlotte LOC)                     3,135,000
     630,000    Gwinnett County, GA IDA, (Series 1997) Weekly VRDNs (Virgil
                R. Williams, Jr.)/(Wachovia Bank of Georgia, N.A., Atlanta
                LOC)                                                                   630,000
   2,200,000    Gwinnett County, GA IDA, (Series 1998) Weekly VRDNs (Pace
                Manufacturing, Inc.)/(Amsouth Bank N.A., Birmingham LOC)             2,200,000
   1,500,000    Hart County, GA IDA, Revenue Bonds (Series 1996) Weekly
                VRDNs (Rock-Tenn Converting Co. Project)/(SunTrust Bank,
                Atlanta LOC)                                                         1,500,000
   2,750,000    Jackson County, GA IDA, (Series 1996) Weekly VRDNs (Buhler
                Quality Yarns Corp. Project)/Union Bank of Switzerland of
                Zurich                                                               2,750,000
   1,250,000    Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett
                Co.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)                  1,250,000
   1,300,000    Jefferson, GA Development Authority, (Series 1997) Weekly
                VRDNs (Ringwood Containers, L.P.)/(Wachovia Bank of NC,
                N.A., Winston-Salem LOC)                                             1,300,000
   3,145,000    La Grange, GA, Multifamily Housing Authority, Revenue Bonds,
                4.40% TOBs (Lee's Crossing Project Phase II)/(Columbus Bank
                and Trust Co., GA LOC), Optional Tender 11/1/1998                    3,145,000
   2,965,000    La Grange, GA, Multifamily Housing Authority, Revenue Bonds,
                4.40% TOBs (Lee's Crossing Project Phase I)/(Columbus Bank
                and Trust Co., GA LOC), Optional Tender 11/1/1998                    2,965,000
   2,750,000    Lowndes County Schools, GA, 4.15% TANs, 12/31/1998                   2,750,874
     500,000    Macon-Bibb County, GA Industrial Authority, IDRB (Series
                1990) Weekly VRDNs (Diamond Plastics Corp. Project)/
                (Nationsbank, N.A., Charlotte LOC)                                     500,000
   4,470,000    Marietta, GA Housing Authority, Multifamily Housing Revenue
                Bonds (Series 1995)\  Weekly VRDNs (Chalet Apartments
                Project)/(General Electric Capital Corp. LOC)                        4,470,000
     565,000    Milledgeville & Baldwin County, GA Development Authority,
                (Series 1997) Weekly VRDNs (Oconee Area Properties, Inc.)/
                (Wachovia Bank of Georgia, N.A., Atlanta LOC)                          565,000
   5,330,000    Monroe County, GA Development Authority IDRB, (Series
                1997A), 3.80% TOBs (Oglethorpe Power Corp.), Optional Tender
                11/28/1998                                                           5,330,000
   5,435,000    Municipal Electric Authority of Georgia, (Series 1985A),
                3.15% CP (Morgan Guaranty Trust Co., New York LOC),
                Mandatory Tender 2/11/1999                                           5,435,000
PRINCIPAL
AMOUNT                                                                              VALUE
                SHORT-TERM MUNICIPALS-continued 1
                GEORGIA-CONTINUED
$  2,000,000    Richmond County, GA Development Authority, (Series 1998)
                Weekly VRDNs (Evergreen Nylon Recycling, LLC)/(Banque
                Nationale de Paris LOC)                                         $    2,000,000
   3,000,000    Rockdale County, GA Development Authority, (Series 1995)
                Weekly VRDNs (Great Southern Wood Preserving Co.)/(SunTrust
                Bank, Central Florida LOC)                                           3,000,000
     600,000    Rockdale County, GA Hospital Authority, Revenue Anticipation
                Certificates (Series 1994) Weekly VRDNs (Rockdale Hospital)/
                (SunTrust Bank, Atlanta LOC)                                           600,000
   5,280,000    Rockdale County, GA, 4.125% TANs, 12/31/1998                         5,283,515
   3,490,000    Rome, GA, 4.00% TANs, 12/31/1998                                     3,491,110
   1,410,000    Walker County, GA, (Series 1998), 4.00% Bonds, 8/1/1999              1,412,530
   1,000,000    Wayne County, GA, IDA, Revenue Bonds, (Series 1995) Weekly
                VRDNs (Harsco Corp.)/(Nationsbank, N.A., Charlotte LOC)              1,000,000
   3,665,000    Whitfield County, GA Development Authority Weekly VRDNs
                (Franklin Industries Inc., Project)/(Nationsbank, N.A.,
                Charlotte LOC)                                                       3,665,000
   1,880,000    Whitfield County, GA Development Authority, (Series 1996)
                Weekly VRDNs (AMC International, Inc. Project)/(SouthTrust
                Bank of Alabama, Birmingham LOC)                                     1,880,000
                Total Investments (at amortized cost) 3                          $ 166,504,382


Securities that are subject to Alternative Minimum Tax represent 53.3% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)

 FIRST TIER   SECOND TIER
   100.00%      0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $2,000,000 which represents 1.2% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($168,097,785) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
BANs -Bond Anticipation Notes
CP -Commercial Paper
GO -General Obligation
GTD -Guaranty
HFA -Housing Finance Authority
IDA -Industrial Development Authority
IDRB -Industrial Development Revenue Bond
INS -Insured
LIQ -Liquidity Agreement
LLC -Limited Liability Corporation
LOC -Letter of Credit
PRF -Prerefunded
TANs -Tax Anticipation Notes
TOBs -Tender Option Bonds
UT -Unlimited Tax
VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements



Statement of Assets and Liabilities



October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value               $ 166,504,382
Cash                                                                             274,812
Income receivable                                                              1,518,134
Deferred organizational costs                                                      8,307
Other assets                                                                      11,400
Total assets                                                                 168,317,035
LIABILITIES:
Income distribution payable                                      166,764
Accrued expenses                                                  52,486
Total liabilities                                                                219,250
Net Assets for 168,097,785 shares outstanding                              $ 168,097,785
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:  $168,097,785 / 168,097,785 shares outstanding                              $1.00



See Notes which are an integral part of the Financial Statements

Statement of Operations



Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                  $ 6,464,815
EXPENSES:
Investment advisory fee                                                   $   856,835
Administrative personnel and services fee                                     133,509
Custodian fees                                                                 10,230
Transfer and dividend disbursing agent fees and expenses                       17,117
Directors'/Trustees' fees                                                       2,035
Auditing fees                                                                  12,000
Legal fees                                                                     10,723
Portfolio accounting fees                                                      47,486
Shareholder services fee                                                      428,418
Share registration costs                                                       39,409
Printing and postage                                                           14,172
Insurance premiums                                                              9,131
Miscellaneous                                                                  10,490
Total expenses                                                              1,591,555
WAIVERS:
Waiver of investment advisory fee                          $  (649,041)
Waiver of shareholder services fee                            (102,820)
Total waivers                                                                (751,861)
Net expenses                                                                                  839,694
Net investment income                                                                     $ 5,625,121



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED OCTOBER 31                                                1998               1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                          $    5,625,121     $    5,103,583
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                           (5,625,121)        (5,103,583)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                      632,771,755        584,493,087
Net asset value of shares issued to shareholders in payment
of distributions declared                                           3,758,781          2,937,442
Cost of shares redeemed                                          (590,290,954)      (588,512,359)
Change in net assets resulting from share transactions             46,239,582         (1,081,830)
Change in net assets                                               46,239,582         (1,081,830)
NET ASSETS:
Beginning of period                                               121,858,203        122,940,033
End of period                                                  $  168,097,785     $  121,858,203



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



October 31, 1998

ORGANIZATION

Federated Municipal Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998 is as follows:

                      ACQUISITION   ACQUISITION
SECURITY                     DATE          COST
Bibb County, GA,
PT-199, 3.70% TOBs     6/19/1998    $2,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1998, capital paid-in aggregated $168,097,785.

Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                           1998             1997
Shares sold                                                   632,771,755      584,493,087
Shares issued to shareholders in payment of distributions
declared                                                        3,758,781        2,937,442
Shares redeemed                                              (590,290,954)    (588,512,359)
Net change resulting from share transactions                   46,239,582       (1,081,830)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $13,648 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Director/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $428,379,497 and $412,471,824, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 61% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

To the Board of Trustees of FEDERATED MUNICIPAL TRUST
AND SHAREHOLDERS OF GEORGIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Georgia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Georgia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts
December 23, 1998



[Graphic]

PROSPECTUS

Georgia Municipal Cash Trust

A Portfolio of Federated Municipal Trust



December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call

1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



[Graphic]
Georgia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5911
Cusip 314229691

G01204-01 (12/98)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION

Georgia Municipal Cash Trust

A Portfolio of Federated Municipal Trust



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Georgia Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.



                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests

                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind

                              Massachusetts Partnership Law

                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses

DECEMBER 31, 1998


[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.


Cusip 314229691
G01204-02 (12/98)


How is the Fund Organized?


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established one class of shares of the Fund (Shares).



Securities in Which the Fund Invests


SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investment Ratings


A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and Georgia state income tax. This policy is fundamental and cannot be changed without shareholder approval.



INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of value of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.

Lending Cash or Securities

The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations, or the Trust's Declaration of Trust.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days notice.

Investing for Control

The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.



Regulatory Compliance


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating service, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



Account and Share Information

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Shares: Wachovia Bank of North Carolina, Winston-Salem, North Carolina, owned approximately 48,461806 Shares (22.15%); Cobatco, Synovus Trust Company, Columbus, Georgia, owned approximately 36,144,368 Shares (16.52%); BHC Securities Inc., Philadelphia, Pennsylvania, owned approximately 22,761,748 Shares (10.40%); and Harmut Lademacher, Alpharetta, Georgia, owned approximately 11,666,601 Shares (5.33%).


Tax Information

FEDERAL INCOME TAX

The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.



The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES


Under existing Georgia law, shareholders of the Fund will not be subject to individual or corporate Georgia income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or (2) interest on obligations of the United States or of any other issuer whose obligations are exempt from state income taxes under federal law. Distributions, if any, derived from capital gains or other sources generally will be taxable for Georgia income tax purposes to shareholders of the Fund who are subject to the Georgia income tax.


Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





Name
Total
Birthdate
Aggregate           Compensation From
Address                          Principal Occupations
Compensation        Trust and Fund
Position With Trust              for Past 5 Years                                            From
Trust          Complex
-----------------------------------------------------------------------------------------------------------------------------------

John F. Donahue##*               Chief Executive Officer and Director or Trustee of
$0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and
Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and
Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management,
and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director,
Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee,
Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior
Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group,
Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee,
University                             companies in the
                                 of
Pittsburgh.                                                                  Fund Complex

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation;
Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates,
Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real
estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly:
President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and
Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive
Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman
and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank
Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes,
Inc.                                                      companies in the

Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany
Fund,                           Trust and
571 Hayward Mill Road
Inc.                                                                            56 other
Concord,
MA
investment
TRUSTEE                          Retired: President, Boston Stock Exchange,
Inc.;                                companies in the
                                 Regional Administrator, United States Securities
and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of
Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh
Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist,
and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore
Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia
Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny &
Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.;
formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western
Region;                               investment
Kochuba                          Partner, Meyer and
Flaherty.                                                    companies in the
205 Ross
Street
Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth
of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State
Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street
Corporation.                            investment
Palm Beach,
FL
companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA
International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne
University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica &
Murray.                                           56 other
President,
Duquesne
investment
University                       Retired: Dean and Professor of Law, University
of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of
Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics,
Athens;                                   Trust and
1925                             Professor, International Politics;
Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment
for                                     investment
University of Pittsburgh         International Peace, RAND Corporation,
Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National
Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.


Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference
Planning.                                 Trust and
4905 Bayard
Street                                                                                               56
other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company
of                             investment
TRUSTEE                          America; business
owner.                                                        companies in the

Fund Complex

Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,
$0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities
Corp.                                                      and
Federated Investors
Tower                                                                                        8 other
investment
1001 Liberty
Avenue
companies in the
Pittsburgh,
PA                                                                                                   Fund
Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the
$0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of
some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex;
President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.;
President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers,
Federated                                      companies in the
EXECUTIVE VICE PRESIDENT         Management, and Federated Research; President
and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the
$0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive
Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in
the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman,
Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated
Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the
$0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice
President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors,
Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated
Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated
Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.;
Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice
$0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services
Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly:
various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial
Services                            investment
Pittsburgh, PA                   Division of Federated Investors,
Inc.                                           companies in the
TREASURER
Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in
$0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee
of                              and
Federated Investors Tower        some of the Funds in the Federated Fund
Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors,
Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities
Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various
$0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex;
Executive                            and
Federated Investors Tower        Vice President, Federated Investment
Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated
Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research,
and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered
Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight
$0     $0 for the
Birthdate:  September 12,        investment companies in the Federated Fund
Complex;                             Trust and
1953                             Senior Vice President, Federated
Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated
Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management,
Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four
$0     $0 for the
Birthdate:  January 15, 1960     investment companies in the Federated Fund
Complex;                             Trust and
Federated Investors Tower        Vice President, Federated Investment
Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research
Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research,
Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.





## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum                              Average Aggregate Daily
Administrative Fee                   Net Assets of the Federated Funds
--------------------------------------------------------------------------
0.150 of 1%                          on the first $250 million
0.125 of 1%                          on the next $250 million
0.100 of 1%                          on the next $250 million
0.075 of 1%                          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN


State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.




FEES PAID BY THE FUND FOR SERVICES
For the Year Ended
October 31,                     1998         1997         1996
----------------------------------------------------------------
Advisory Fee Earned         $856,835     $767,263     $586,560
----------------------------------------------------------------
Advisory Fee Reduction       649,041      569,196      559,762
----------------------------------------------------------------
Brokerage Commissions              0            0            0
----------------------------------------------------------------
Administrative Fee           133,509      125,351      125,000
----------------------------------------------------------------
Shareholder Services Fee     325,598         ----         ----
----------------------------------------------------------------


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


How does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns given for the one-, and since inception periods ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended October 31, 1998.



Share Class                 7-Day Period          1 Year                  Since Inception
                                                                          on August 22, 1995
------------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    3.33%                   3.39%
------------------------------------------------------------------------------------------------------------------------------------
Yield                       3.01%                 --                      --
------------------------------------------------------------------------------------------------------------------------------------
Effective Yield             3.05%                 --                      --
Tax-Equivalent Yield        5.61%                 --                      --
------------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.




                                                     TAXABLE YIELD EQUIVALENT FOR 1998
                                                               STATE OF GEORGIA
------------------------------------------------------------------------------------------------------------------------------------
        TAX BRACKET:

        FEDERAL             15.00%        28.00%             31.00%               36.00%
39.60%





        COMBINED FEDERAL

        AND STATE:          21.000%       34.000%            37.000%              42.000%
45.600%


------------------------------------------------------------------------------------------------------------------------------------


        JOINT                   $1-      $42,351-           $102,301-            $155,951-
OVER

        RETURN              42,350        102,300            155,950              278,450
$278,450



        SINGLE                  $1-      $25,351-           $61,401-             $128,101-
OVER

        RETURN              25,350        61,400             128,100              278,450
$278,450


------------------------------------------------------------------------------------------------------------------------------------



Tax-Exempt

Yield                                       Taxable Yield Equivalent

------------------------------------------------------------------------------------------------------------------------------------
           1.50%            1.90%          2.27%             2.38%               2.59%               2.76%

           2.00%            2.53%          3.03%             3.17%               3.45%               3.68%

           2.50%            3.16%          3.79%             3.97%               4.31%               4.60%

           3.00%            3.80%          4.55%             4.76%               5.17%               5.51%

           3.50%            4.43%          5.30%             5.56%               6.03%               6.43%

           4.00%            5.06%          6.06%             6.35%               6.90%               7.35%

           4.50%            5.70%          6.82%             7.14%               7.76%               8.27%

           5.00%            6.33%          7.58%             7.94%               8.62%               9.19%

           5.50%            6.96%          8.33%             8.73%               9.48%              10.11%

           6.00%            7.59%          9.09%             9.52%              10.34%              11.03%

           6.50%            8.23%          9.85%            10.32%              11.21%              11.95%

           7.00%            8.86%         10.61%            11.11%              12.07%              12.87%



        Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.




PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;


 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds;

 . and information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Who is Federated Investors, Inc.?


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



Corporate Bond Funds
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.


Government Funds
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Addresses


GEORGIA MUNICIPAL CASH TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812





Table of Contents



Massachusetts Municipal Cash Trust--Boston 1784 Funds Shares........................   1
Shareholder Services................................................................   4
How to reach the Fund...............................................................   4
Pricing of Fund Shares..............................................................   4
How the Fund is sold................................................................   4
How to open an account and purchase shares..........................................   4
How to sell and exchange shares.....................................................   6
Account and share information.......................................................   7
Tax Information.....................................................................   9
More About Massachusetts Municipal Cash Trust--Boston 1784 Funds Shares.............  10
Management..........................................................................  12
Financial Highlights................................................................  13


Massachusetts Municipal Cash Trust--Boston 1784 Funds Shares


This Risk/Return Summary briefly describes the principal risks of investing in the Fund. For further information on the Fund, please read the section entitled More About Massachusetts Municipal Cash Trust--Boston 1784 Funds Shares.

What are the Fund's Goals?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income which is exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

      What are the Fund's Main Investment Strategies?

The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Massachusetts state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

      What are the Main Risks of Investing in the Fund?

Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of BankBoston and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

      How Has The Fund Performed?

      The chart and table below give an indication of the Fund's risks and performance. The chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance.

      When you consider this information, please remember that the Fund's performance in past years is not necessarily an indication of how the Fund will do in the future.

Total Return
(per calendar year)

[Graphic] - See Appendix A-7


The year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.23%.


Highest and Lowest Return
(Quarterly 1994-1997)
                                                                                              Quarter
Ending
Highest                                                      0.88%                            June 30,
1995
Lowest                                                       0.43%                            March 31,
1994

Average Annual Total Returns
(through December 31, 1997)
                                                             1 Year                           Life of Fund
                                                                                              (since
2/22/93)
MA Municipal Cash                                            3.11%                            2.73%

Trust -- Boston

1784 Funds Shares
----------------------------------------------------------------------------------------------------------------------------

         For up-to-date yield information, please call 1-800-BKB-1784.

Massachusetts Municipal Cash Trust--
Boston 1784 Funds Shares (CONTINUED)

      What Are The Fees And Expenses Of The Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Massachusetts Municipal Cash Trust--Boston 1784 Funds Shares.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on
Purchases                                                                None
Maximum Deferred Sales Charge
(Load)                                                                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions).                          None
Redemption
Fee                                                                                                  None
Exchange
Fee
None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)(1)
(expenses that are deducted from Fund assets) (as a percentage of average net assets)
Management Fee
(2)                                                                                                  0.50%
Shareholder Services Fee
(3)                                                                                        0.25%
Distribution (12b-1)
Fee                                                                                   None
Other
Expenses
0.18%
Total Annual Fund Operating
Expenses                                                                                0.93%

(1) Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts.
    These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
October 31, 1998.

Waiver of Fund
Expenses                                                                                             0.36%
Total Actual Annual Fund Operating Expenses (after
waivers)                                                         0.57%

(2) The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver
    at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.39% for the year ended October 31,
    1998.

(3) The shareholder services fee was voluntarily reduced. This voluntary reduction can be terminated at any time. There
    was no shareholder services fee paid by the Fund (after the voluntary reduction) for the year ended
October 31, 1998.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Massachusetts Municipal Cash Trust--Boston 1784 Funds Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Boston 1784 Funds Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Massachusetts Municipal Cash Trust--Boston 1784 Funds Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR                3 YEARS               5
YEARS            10 YEARS
Boston 1784 Funds Shares                          $95                   $296
$5,158             $1,143



SHAREHOLDER SERVICES



How To Reach The Fund

By telephone         1-800-BKB-1784     Call for account or Fund information
or an account application.
By regular mail      Boston 1784 Funds   P.O. Box 8524    Boston, MA 02266-8524
By overnight         Boston 1784 Fundscourier  c/o Boston Financial Data
Services2 Heritage Drive North Quincy, MA 02171


Pricing Of Fund Shares

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) and the Federal Reserve Bank of Boston are open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment is $1,000. Subsequent investments must be in amounts of at least $250. If you participate in the automatic investment program, the minimum for additional Share purchases is $50. The Fund may waive any investment minimums from time to time.

How The Fund Is Sold

The Fund offers two share classes: Boston 1784 Funds Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Boston 1784 Funds Shares. Each share class has other expenses, which affect their performance. Please call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or though investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Massachusetts taxpayers because it invests in Massachusetts municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How To Open An Account And Purchase Shares

You may purchase Shares through an investment professional or through an exchange from another fund in the Boston 1784 Funds Family. You may also purchase shares through certain financial institutions, including BankBoston. These institutions may have their own procedures for buying and selling shares, and may charge fees. Contact your financial institution for more information. The Fund and the Distributor reserve the right to reject any request to purchase or exchange Shares.

Complete and sign the appropriate account application. Purchase orders must be received by 11:30 a.m. (Eastern time) in order to receive that day's dividend. You will become the owner of Shares and receive dividends when the Fund receives your payment.

By Wire. Purchases may also be made by wiring money from your bank account to your Fund account. Each time you wish to send a wire, you must call 1-800-BKB-1784 to receive wiring instructions before you send money.

By Check. If you wish to make your purchase by mail, please send a completed application and check payable to Boston 1784 Funds to:

Boston 1784 Funds PO Box 8524 Boston, MA 02266-8524

If you send your check by overnight courier that requires a street address, see "How to Reach the Fund."

By Electronic Transfer. Once you have opened an account, you may purchase additional Shares by debiting your predesignated bank account. You can establish this option by completing the "Electronic Transfer and Bank Wire" section of the application.

By Automatic Investment. Automatic investing is an easy way to add to your account on a regular basis. Boston 1784 Funds offer an automatic investment plan to help you achieve your financial goals as simply and conveniently as possible. Please note that minimum purchase amounts apply. Call 1-800-BKB-1784 for information.

Through An Exchange. On any business day, you may exchange all or a portion of your Shares into any other Fund in the Boston 1784 Funds family. To make exchanges, call 1-800-BKB-1784. Exchanges are processed at the net asset value next calculated after an exchange request in good order is received and approved. Please read the prospectus for the Fund into which you are exchanging. The Fund reserves the right to reject any exchange request or to change or terminate the exchange privilege at any time. An exchange is the sale of Shares of the Fund and purchase of shares of another fund, and could result in taxable gains or losses.

Paying for Shares

 .  Payments should be made in U.S. dollars and drawn on a U.S. bank;

 . Checks that are not made payable directly to Boston 1784 Funds ("third party checks") are not accepted;

 . Orders by mail are considered received when payment by check is converted into immediately available funds (normally the business day after the check is received) and Shares begin earning dividends the next day;

 .  Cash and credit cards are not accepted;

 . If the check does not clear your bank, the Fund reserves the right to cancel your purchase; or

 . If the Fund is unable to debit your predesignated bank account on the day you purchase Shares, the Fund may make additional attempts or cancel the purchase.

How To Sell And Exchange Shares

Submit your redemption or exchange request by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). Redemption or exchange requests received by the Fund before 12:00 noon (Eastern time) will not include that day's dividend. Requests for redemptions over $100,000 must be in writing with signatures guaranteed (see below).

If the Shares being sold were recently purchased by check, telephone or through an automatic investment program, the Fund may delay the mailing of your redemption check for up to 10 business days after purchase to allow the purchase to clear. You may gain or lose money when you redeem Shares.

By Telephone. If you selected this option on your account application, you may make redemptions from your account by calling 1-800-BKB-1784. You may not close your account by telephone. If you would like to establish this option on an existing account, please call 1-800-BKB-1784.

By Mail. To redeem all or part of your shares by mail, please send your request in writing to one of the addresses listed above under "How To Open An Account" and include the following information:

 .  the name of the Fund,

 .  the account number(s),

 .  the amount of money or number of shares being redeemed,

 .  the name(s) on the account,

 .  the signature of a registered account owner, and

 .  your daytime telephone number.

By Wire. You may redeem Shares by wire by calling 1-800-BKB-1784. Redemption proceeds will be wired directly to the domestic commercial bank account you previously designated on your account application. You will be charged a fee for each wire redemption which will be deducted from your redemption proceeds.

Signature Guarantees. Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address on our records;

 . your redemption will be sent to an address on our records that was changed in the past 30 days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

The Fund may also require signature guarantees for other redemptions. A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Payment Methods For Redemptions. Redemption proceeds may be credited to your predesignated bank account, paid by check, or paid by wire or electronic transfer as you previously designated on your account application.

By Check. Redemption proceeds will be sent to the shareholder(s) on our records at the address on our records within seven days after receipt of a valid redemption request.

By Wire. If you have selected this option, your redemption proceeds will be wired directly into your predesignated bank account, normally within one business day. There is no limitation on the number of redemption transactions by wire. However, there is a fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-BKB-1784 to sign up for this service.

By Electronic Transfer. If you have established this option, your redemption proceeds will be transferred electronically to your predesignated bank account. To establish this option on an existing account, please call 1-800-BKB-1784 to request the appropriate form.

Redemption In Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Limitations On Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

Additional Conditions

Telephone Transactions. The Fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations. The Fund and its agents will not be responsible for any losses that may result from acting on telephone instructions that it reasonably believes to be genuine.

Share Certificates. The Fund does not issue share certificates.

Account And Share Information

Confirmations And Account Statements. You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

Taxpayer Identification Number. On the account application or other appropriate form, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

Address Changes. A change in address on your account must be made in writing and be signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Call 1-800-BKB-1784 if you need more information.

Dividends And Capital Gains. The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts With Low Balances. Accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 60 days to purchase additional Shares to meet the minimum.



Tax Information

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. The Fund's dividends will be exempt from Massachusetts state personal income tax if they are derived from interest on obligations exempt from Massachusetts personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your taxpreparer regarding your federal, state and local tax liability.

More About Massachusetts Municipal Cash Trust--Boston 1784 Funds Shares

Principal Investment Strategies

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

Temporary Defensive Investments. The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Massachusetts state income tax, all of comparable quality to other securities in which the Fund invests. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. This also may cause the Fund to receive and distribute taxable income to investors.

Principal Securities In Which The Fund Invests

Tax-Exempt Securities. Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

Fixed Income Securities. Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Variable Rate Demand Instruments. Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

Municipal Notes. Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior to collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Investment Ratings. The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

Credit Enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Specific Risks Of Investing In The Fund

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.

Credit Risk. Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

Market Risk. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, the prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risk. Most of the Fund's securities will be invested in issuers located in Massachusetts. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Management

Investment Adviser


The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Management Fees

The Adviser receives an annual investment advisory fee of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Highlights


Reference is made to the Report of Independent Public Accountants on page 26. (For a share outstanding throughout each period.)

The following financial highlights will help you understand the Fund's financial performance for the past five fiscal years or since inception if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


                                    Net                                    Net
Net                       Ratio
                                   Asset                Distributions     Asset
Assets       Ratio        of Net
                                   Value       Net         from Net       Value                 End
of Expenses     Income
                                 Beginning  Investment    Investment       End      Total    of Period
to Average   to Average
                                 of Period    Income       Income       of Period  Return/2/   (000)
Net Assets    Net Assets
Boston 1784 Funds
Shares
For the Year Ended October 31,       $1.00        0.03     (0.03)      $1.00     3.03%
$162,557          0.57%          2.97%

1998
For the Year Ended October 31,       $1.00        0.03     (0.03)      $1.00     3.07%   $
73,837          0.57%          3.03%

1997
For the Year Ended October 31,       $1.00        0.03     (0.03)      $1.00     3.05%   $
54,667          0.58%          3.01%

1996
For the Year Ended October 31,       $1.00        0.03     (0.03)      $1.00     3.30%   $
46,580          0.60%          3.25%

1995
For the Year Ended October 31,       $1.00        0.02     (0.02)      $1.00     2.05%   $
41,912          0.64%          2.09%

1994
For the Year Ended October 31,       $1.00        0.01     (0.01)      $1.00     1.25%   $
18,143          0.65%          1.85%
 19931

                                     Ratio of
                                 Expense Waiver/
                                  Reimbursements
                                    to Average
                                   Net Assets/3/
Boston 1784 Funds Shares
For the Year Ended October 31,        0.36%
 1998
For the Year Ended October 31,        0.39%
 1997
For the Year Ended October 31,        0.42%
 1996
For the Year Ended October 31,        0.45%
 1995
For the Year Ended October 31,        0.35%
 1994
For the Year Ended October 31,        0.43%
 1993/1/

*  Computed on an annualized basis.
1 Reflects operations for the period from March 8, 1993 (date of initial public investment) to October 31, 1993.
2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Massachusetts Municipal Cash Trust
Portfolio of Investments


October 31, 1998


Principal
Amount
Value
(1) Short-Term Municipals--99.2%
Massachusetts--95.6%
         $ 8,703,000  Ashland, MA, 4.00% BANs,
12/10/1998                                                       $  8,706,600
           6,128,000  Attleboro, MA, 3.80% BANs,
7/2/1999                                                          6,131,895
           1,245,000  Attleboro, MA, 4.00% BANs,
12/22/1998                                                        1,245,487
           3,800,000  Boston, MA, UT GO, 4.50% Bonds (FGIC INS),
1/1/1999                                          3,805,545
           1,000,000  Brockton, MA, 4.50% Bonds (MBIA INS),
4/1/1999                                               1,003,187
           5,000,000  Central Berkshire, MA Regional School District, 4.10% BANs,
12/15/1998                       5,002,646
          26,721,542  Clipper, MA Tax-Exempt Trust, (Series A) Weekly VRDNs (Massachusetts
State                  26,721,542
                      Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)
          23,130,000  Clipper, MA Tax-Exempt Trust 1994-2 Weekly VRDNs (State Street Bank and
Trust               23,130,000
                      Co. LIQ)
          11,662,200  Clipper, MA Tax-Exempt Trust Weekly VRDNs (State Street Bank and Trust Co.
LIQ)             11,662,200
           3,465,000  Clipper, MA Tax-Exempt Trust, (Series 1994-1) Weekly VRDNs (Massachusetts
State              3,465,000
                      HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)
           3,000,000  Commonwealth of Massachusetts Weekly VRDNs (AMBAC INS)/(Citibank NA, New
York                3,000,000
                      LIQ)
           6,000,000  Commonwealth of Massachusetts, (1997 Series B) Weekly VRDNs
(Landesbank                      6,000,000
                      Hessen-Thueringen, Frankfurt LIQ)
          11,175,000  Commonwealth of Massachusetts, (Series 1998 FR/RI-A20) Weekly VRDNs
(MBIA                   11,175,000
                      INS)/(National Westminster Bank, PLC, London LIQ)
           8,855,000  Commonwealth of Massachusetts, Floater Certificates (Series 1998-41)
Weekly                  8,855,000
                      VRDNs (Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)
         $ 5,000,000  Everett, MA, 4.00% BANs (Fleet National Bank, Springfield, MA LOC),
3/18/1999             $  5,007,244
           3,200,000  Framingham, MA IDA Weekly VRDNs (Perini Corp)/(Barclays Bank PLC, London
LOC)                3,200,000
           2,290,000  Framingham, MA, 4.00% BANs,
2/5/1999                                                         2,292,021
           2,430,000  Gloucester, MA, 3.75% BANs,
8/5/1999                                                         2,441,697
           2,100,000  Ipswich, MA, 4.00% BANs,
11/19/1998                                                          2,100,402
           2,190,000  Mansfield, MA, 3.40% BANs,
10/28/1999                                                        2,196,277
          15,800,000  Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham &
Women's                              15,800,000
                      Hospital)/(Landesbank Hessen-Thueringen, Frankfurt LOC)
           3,125,000  Massachusetts HEFA, (Series A) Weekly VRDNs (New England Home For
Little                     3,125,000
                      Wanderers)/(BankBoston, N.A. LOC)
           2,000,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Clark University)/(Fleet Bank
N.A.              2,000,000
                      LOC)
           4,725,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Endicott College)/(BankBoston,
N.A.             4,725,000
                      LOC)
           9,915,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark Health
System)/(FSA                    9,915,000
                      INS)/(Fleet National Bank, Springfield, MA LIQ)
           8,415,000  Massachusetts HEFA, (Series F) Weekly VRDNs (Children's Hospital
of                          8,415,000
                      Boston)/(Sanwa Bank Ltd, Osaka LIQ)
           2,300,000  Massachusetts HEFA, (Series I) Weekly VRDNs (Harvard
University)                             2,300,000
           7,395,000  Massachusetts HEFA, PA-362 Weekly VRDNs (Amherst College)/(Merrill Lynch
Capital             7,395,000
                      Services, Inc. LIQ)
           3,120,000  Massachusetts IFA Weekly VRDNs (Kendall Square Entity)/(State Street Bank
and                3,120,000
                      Trust Co. LOC)
         $ 1,800,000  Massachusetts IFA, (Series 1992) Weekly VRDNs (Holyoke Water
Power                        $  1,800,000
                      Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC)
          20,000,000  Massachusetts IFA, (Series 1992B), 3.40% CP (New England Power Co.),
Mandatory              20,000,000
                      Tender 12/7/1998
          17,100,000  Massachusetts IFA, (Series 1992B), 3.40% CP (New England Power Co.),
Mandatory              17,100,000
                      Tender 12/9/1998
           5,900,000  Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty
Trust)/(Fleet                     5,900,000
                      National Bank, Springfield, MA LOC)
           2,000,000  Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Fleet Bank
N.A.               2,000,000
                      LOC)
           5,800,000  Massachusetts IFA, (Series 1995) Weekly VRDNs (Whitehead Institute
for                       5,800,000
                      Biomedical Research)
           7,009,000  Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury
College)/(BankBoston,                 7,009,000
                      N.A. LOC)
           2,500,000  Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for
the                 2,500,000
                      Prevention of Cruelty to Animals)/(Fleet National Bank, Springfield, MA LOC)
           6,000,000  Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/(Credit
Local              6,000,000
                      de France LOC)
           1,325,000  Massachusetts IFA, (Series A) Weekly VRDNs (Hockomock YMCA)/(Bank of
Nova                    1,325,000
                      Scotia, Toronto LOC)
           9,875,000  Massachusetts IFA, (Series B) Weekly VRDNs (Williston North
Hampton                          9,875,000
                      School)/(Fleet National Bank, Springfield, MA LOC)
           5,755,000  Massachusetts IFA, Revenue Bonds (Series 1995) Weekly VRDNs (Emerson
College                 5,755,000
                      Issue)/(BankBoston, N.A. LOC)
         $ 8,800,000  Massachusetts Municipal Wholesale Electric Company, Power Supply System
Revenue           $  8,800,000
                      Bonds (1994 Series C) Weekly VRDNs (Canadian Imperial Bank of Commerce, Toronto
                      LOC)
           9,000,000  Massachusetts Port Authority, PT-1073 (Series 1998-D) Weekly VRDNs
(Merrill                  9,000,000
                      Lynch Capital Services, Inc. LIQ)
           5,000,000  Massachusetts State HFA, Multi-Family Refunding Revenue Bonds (1995 Series
A)                5,000,000
                      Weekly VRDNs (Republic National Bank of New York LIQ)
           2,215,000  Massachusetts Turnpike Authority, (PA-324) Weekly VRDNs (MBIA
INS)/(Merrill                  2,215,000
                      Lynch Capital Services, Inc. LIQ)
           8,295,000  Massachusetts Turnpike Authority, PT-135 Weekly VRDNs (MBIA
INS)/(Banco                      8,295,000
                      Santander SA LIQ)
          14,400,000  Massachusetts Turnpike Authority, Variable Rate Certificates (Series
1997N)                 14,400,000
                      Weekly VRDNs (MBIA INS)/(Bank of America NT and SA, San Francisco LIQ)
           6,205,000  Melrose, MA, 3.80% BANs,
8/19/1999                                                           6,212,113
           1,815,000  Middleborough, MA, 4.00% BANs,
3/5/1999                                                      1,816,781
           1,117,500  Newbury, MA, 4.00% BANs,
8/13/1999                                                           1,119,175
           3,625,000  Newburyport, MA, 4.00% BANs,
2/12/1999                                                       3,626,971
           7,044,000  Paxton, MA, 4.00% BANs,
6/18/1999                                                            7,052,509
           2,220,000  Plymouth, MA, 3.25% BANs,
10/21/1999                                                         2,225,009
           4,050,000  Quabbin Regional School District, MA, 4.00% BANs,
1/15/1999                                  4,051,602
           1,257,000  Randolph, MA, 4.00% BANs,
6/18/1999                                                          1,258,456
           5,000,000  Randolph, MA, 4.00% BANs,
7/13/1999                                                          5,006,681
           1,595,000  Randolph, MA, 4.00% BANs,
8/20/1999                                                          1,598,685
           2,980,000  Springfield, MA, 4.00% BANs (Fleet National Bank, Springfield, MA LOC),
6/25/1999            2,985,564
         $ 2,000,000  Stow, MA, 3.75% BANs,
3/31/1999                                                           $  2,000,789
           5,768,000  Stow, MA, 3.80% BANs,
8/20/1999                                                              5,770,215
           1,424,000  Stow, MA, 4.00% BANs,
3/31/1999                                                              1,425,972
           2,000,000  Topsfield, MA, 3.75% BANs,
9/23/1999                                                         2,007,744
           2,100,000  Ware, MA, 4.00% BANs,
12/18/1998                                                             2,100,932
           2,750,000  Ware, MA, 4.00% BANs,
12/18/1998                                                             2,751,211
           1,540,000  Ware, MA, 4.00% BANs,
6/26/1999                                                              1,542,400
           3,200,000  Westfield, MA, 3.75% BANs,
10/22/1999                                                        3,221,133
           6,120,000  (2)Weymouth, MA Housing Authority, PT 1062, 3.80% TOBs (Queen
Ann                            6,120,000
                      Apartments)/(Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch Capital
                      Services, Inc. LOC), Optional Tender 8/5/1999
           2,500,000  Weymouth, MA, 4.25% BANs,
11/5/1998                                                          2,500,061
           7,375,000  Worcester, MA, 4.00% BANs,
8/26/1999                                                         7,386,549

Total                                                                                      400,491,295

------------
Puerto Rico--3.6%
          15,000,000  Commonwealth of Puerto Rico, Floating Rate Trust Receipts (Series 1997)
Weekly              15,000,000
                      VRDNs (Commerzbank AG, Frankfurt LIQ)/(Commerzbank AG, Frankfurt LOC)
                      Total Investments (at amortized
cost)(3)                                                  $415,491,295
----------------------------------------------------------------------------------------------------------------------------

(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 1998, the portfolio securities were rated as follows:

TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

First Tier              Second Tier             100.00%           0.00%

(2) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, restricted securities amounted to $6,120,000 which represents 1.5% of net assets.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($418,943,091) at October 31, 1998.

The following acronyms are used throughout this Portfolio:

AMBAC--American Municipal Bond Assurance Corporation
BANS--Bond Anticipation Notes
CP--Commercial Paper
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance
GO--General Obligation
HEFA--Health and Education Facilities Authority
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IFA--Industrial Finance Authority
INS--Insured
LIQ--Liquidity Agreement
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
PLC--Public Limited Company
RANS--Revenue Anticipation Notes
SA--Support Agreement
TOBS--Tender Option Bonds
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


Massachusetts Municipal Cash Trust
Statement of Assets and Liabilities

October 31, 1998

Assets:
Total investments in securities, at amortized cost and
value                                                    $415,491,295
Cash
620,120
Income
receivable
3,419,558
Receivable for shares
sold                                                                                             1,132
Prepaid
expenses
7,159
Total
assets
419,539,264
Liabilities:
Payable for shares redeemed                                                                    $ 24,993
Income distribution payable                                                                     494,020
Accrued expenses                                                                                 77,160
Total
liabilities
596,173
Net Assets for 418,943,091 shares
outstanding                                                                   $418,943,091
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$256,385,640 / 256,385,640 shares
outstanding                                                                   $       1.00
Boston 1784 Funds Shares:
$162,557,451 / 162,557,451 shares
outstanding                                                                   $       1.00
----------------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


Massachusetts Municipal Cash Trust
Statement of Operations

Year Ended October 31, 1998


Investment Income:
Interest
$12,817,374
Expenses:
Investment advisory fee                                                                           $
1,810,446
Administrative personnel and services fee
273,047
Custodian fees
15,646
Transfer and dividend disbursing agent fees and expenses
72,296
Directors'/Trustees' fees
2,902
Auditing fees
12,692
Legal fees--                                                                      11,251
Portfolio accounting fees
90,795
Shareholder services fee--Institutional Service Shares
563,458
Shareholder services fee--Boston 1784 Funds Shares
341,765
Share registration costs
79,768
Printing and postage
34,046
Insurance premiums
22,713
Miscellaneous
640
Total expenses
3,331,465
Waivers--
Waiver of investment advisory fee                                             $ (397,073)
Waiver of shareholder services fee--Institutional Service Shares                (563,458)
Waiver of shareholder services fee--Boston 1784 Funds Shares                    (341,765)
Total waivers
(1,302,296)
Net expenses                                                                   2,029,169
Net investment
income
$10,788,205
----------------------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

Massachusetts Municipal Cash Trust
Statement of Changes in Net Assets

                                                                                            Year Ended
October 31,

1998                    1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                  $
10,788,205           $   6,125,532

Change in net assets resulting from operations
10,788,205               6,125,532
Distributions to Shareholders--
Distributions from net investment income
Institutional Service Shares
(6,723,838)             (4,462,883)
Boston 1784 Funds Shares
(4,064,367)             (1,662,649)

Change in net assets resulting from distributions to shareholders
(10,788,205)             (6,125,532)

Share Transactions--
Proceeds from sale of shares
1,191,190,660             682,162,039
Net asset value of shares issued to shareholders in payment of distributions
5,640,601               3,135,034
 declared
Cost of shares redeemed
(993,594,809)           (643,996,755)

Change in net assets resulting from share transactions
203,236,452              41,300,318

Change in net assets
203,236,452              41,300,318
Net Assets:Beginning of period
215,706,639             174,406,321

End of period                                                                          $
418,943,091           $ 215,706,639
-----------------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)


Massachusetts Municipal Cash Trust
Notes to Financial Statements

October 31, 1998

(1) Organization

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Boston 1784 Funds Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:


Security                                            Acquisition Date  Acquisition Cost
Weymouth, MA Housing Authority                             8/31/1998        $6,120,000

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $418,943,091. Transactions in shares were as follows:

                                                                                                Year
Ended October 31,

1998           1997
Institutional Service Shares
Shares sold
943,828,322    619,964,162
Shares issued to shareholders in payment of distributions declared
1,573,009      1,473,299
Shares redeemed
(830,885,045)  (599,306,953)

Net change resulting from Institutional Service Share transactions
114,516,286     22,130,508

Boston 1784 Funds Shares
Shares sold
247,362,338     62,197,877
Shares issued to shareholders in payment of distributions declared
4,067,592      1,661,735
Shares redeemed
(162,709,764)   (44,689,802)

Net change resulting from Boston 1784 Funds Share transactions
88,720,166     19,169,810

Net change resulting from share transactions
203,236,452     41,300,318

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BankBoston, N.A., the fund will pay BankBoston, N.A., up to 0.25% of average daily net assets of Boston 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSS and BankBoston, N.A. may voluntarily choose to waive any portion of their fees. FSS and BankBoston, N.A. can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $523,571,958 and $377,762,628, respectively.

General
Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

(5) Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 46.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.4% of total investments.

(6) YEAR 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.


Report of Independent Accountants
To the Shareholders and Board of Trustees of Federated Municipal
Trust(Massachusetts Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1998 and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust), as of October 31, 1998 and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP

Boston, Massachusetts December 23, 1998


A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, call the Fund at 1-800-BKB-1784.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Boston 1784 Fundssm
P.O. Box 8524
Boston, MA 02266-8524
1-800-BKB-1784
www.boston1784funds.com
FEDERATED World-Class Investment Manager
Federated Investors, Inc. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 1-800-341-7400 www.federated investors.com

Cusip 314229832

G00507-01 (12/98)

                                                       File No. 811-5911 MF-0136


                                   Prospectus


          Massachusetts Municipal Cash Trust--Boston 1784 Funds Shares


    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

                               December 31, 1998




   Statement of Additional Information                        December 31, 1998



   Massachusetts Municipal Cash Trust
   [A Portfolio of Federated Municipal Trust]
   Boston 1784 Funds Shares


   This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Massachusetts Municipal Cash Trust - Boston 1784 Funds Shares dated December 31,1998. To obtain the prospectus without charge, call 1-800-BKB-1784.


   -----------------------------------------------------------------------------
   Contents
   -----------------------------------------------------------------------------
   How is the Fund Organized?
   Securities in Which the Fund Invests

   How is the Fund Sold?
   Subaccounting Services
   Redemption in Kind

   Massachusetts Partnership Law

   Account and Share Information
   Tax Information
   Who Manages and Provides
   Services to the Fund?
   How Does the Fund Measure Performance?
   Who is Federated Investors, Inc.?
   Investment Ratings



   [Federated Investors Logo]
   Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

   CUSIP 314229832
   0032603B (12/98)


HOW IS THE FUND ORGANIZED?
===============================================================================

The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Service Shares and Boston 1784 Funds Shares (Shares). This SAI relates to Boston 1784 Funds Shares.

SECURITIES IN WHICH THE FUND INVESTS
===============================================================================

SECURITIES DESCRIPTIONS ANDTECHNIQUES
In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds

General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investment Ratings

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

Investment Risks
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and Massachusetts state income tax. This policy is fundamental and cannot be changed without shareholder approval.



INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

Lending Cash or Securities


The Fund will not lend any of its assets except that it may acquire publicly or non publicly issued Massachusetts tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations or Declaration of Trust.


Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


Investing in Real Estate

The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of the investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted and Illiquid Securities


The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.


Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


Regulatory Compliance


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES


The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?
===============================================================================
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.



SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES
===============================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND
===============================================================================
Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW
===============================================================================
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



ACCOUNT AND SHARE INFORMATION
===============================================================================
VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
Cambridge Trust Company, Cambridge, Massachusetts, owned approximately 16,619,664 shares (6.56%); Bob and Company, Boston, Massachusetts, owned approximately 21,074,831 shares (8.32%); Turtle and Company, Boston, Massachusetts, owned approximately 35,044,626 shares (13.84%); and State Street Bank and Trust, North Quincy, Massachusetts, owned approximately 66,411,123 shares (26.22).

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Boston 1784 Funds Shares:
BankBoston, Boston, Massachusetts, owned approximately 163,767,132 shares (100.00%)

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
===============================================================================

FEDERAL INCOME TAX


The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Massachusetts Taxes

Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.

Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts excise tax.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?
===============================================================================

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Service Shares.



An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name
Total
Birthdate
Aggregate           Compensation From
Address                          Principal Occupations
Compensation        Trust and Fund
Position With Trust              for Past 5 Years                                            From
Trust          Complex
-----------------------------------------------------------------------------------------------------------------------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of
$0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and
Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and
Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management,
and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director,
Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee,
Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior
Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group,
Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee,
University                             companies in the
                                 of
Pittsburgh.                                                                  Fund Complex

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation;
Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates,
Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real
estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly:
President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and
Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive
Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman
and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank
Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes,
Inc.                                                      companies in the

Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany
Fund,                           Trust and
571 Hayward Mill Road
Inc.                                                                            56 other
Concord,
MA
investment
TRUSTEE                          Retired: President, Boston Stock Exchange,
Inc.;                                companies in the
                                 Regional Administrator, United States Securities
and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of
Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh
Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist,
and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore
Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia
Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny &
Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.;
formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western
Region;                               investment
Kochuba                          Partner, Meyer and
Flaherty.                                                    companies in the
205 Ross
Street
Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth
of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State
Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street
Corporation.                            investment
Palm Beach,
FL
companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA
International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne
University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica &
Murray.                                           56 other
President,
Duquesne
investment
University                       Retired: Dean and Professor of Law, University
of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of
Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics,
Athens;                                   Trust and
1925                             Professor, International Politics;
Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment
for                                     investment
University of Pittsburgh         International Peace, RAND Corporation,
Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National
Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.


Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference
Planning.                                 Trust and
4905 Bayard
Street                                                                                               56
other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company
of                             investment
TRUSTEE                          America; business
owner.                                                        companies in the

Fund Complex

Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,
$0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities
Corp.                                                      and
Federated Investors
Tower                                                                                        8 other
investment
1001 Liberty
Avenue
companies in the
Pittsburgh,
PA                                                                                                   Fund
Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the
$0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of
some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex;
President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.;
President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers,
Federated                                      companies in the
EXECUTIVE VICE PRESIDENT         Management, and Federated Research; President
and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the
$0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive
Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in
the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman,
Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated
Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the
$0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice
President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors,
Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated
Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated
Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.;
Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice
$0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services
Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly:
various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial
Services                            investment
Pittsburgh, PA                   Division of Federated Investors,
Inc.                                           companies in the
TREASURER
Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in
$0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee
of                              and
Federated Investors Tower        some of the Funds in the Federated Fund
Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors,
Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities
Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various
$0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex;
Executive                            and
Federated Investors Tower        Vice President, Federated Investment
Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated
Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research,
and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered
Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight
$0     $0 for the Trust
Birthdate:  September 12,        investment companies in the Federated Fund
Complex;                             and
1953                             Senior Vice President, Federated
Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated
Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management,
Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four
$0     $0 for the Trust
Birthdate:  January 15, 1960     investment companies in the Federated Fund
Complex;                             and
Federated Investors Tower        Vice President, Federated Investment
Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research
Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research,
Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.




## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated Investors.


The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund.



Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

          Maximum                   Average Aggregate Daily Net
        Administrative Fee          Assets of the Federated Funds
        ------------------          -----------------------------
          .15 of 1%                   on the first $250 million
          .125 of 1%                  on the next $250 million
          .10 of 1%                   on the next $250 million
          .075 of 1%                on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.



FEES PAID BY THE FUND FOR SERVICES





For the Year ended October 31,                               1998
1997                     1996
---------------------------------------------------------------------------------------------------------------------
Advisory Fee Earned                                     $1,810,446               $1,006,548       $856,487
-------------------------------------------------------------------------------------------------------------
Advisory Fee Reduction                                 $397,073                 $294,305       $297,835
-------------------------------------------------------------------------------------------------------------
Brokerage Commissions                                           $0
$0                       $0
-------------------------------------------------------------------------------------------------------------
Administrative Fee                                             $273,047            $158,069
$155,108
-------------------------------------------------------------------------------------------------------------
Shareholder Services Fee
-------------------------------------------------------------------------------------------------------------
   Boston 1784 Funds Shares                                     $0                 ----
----
-------------------------------------------------------------------------------




Fees are allocated among Classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable Class of Shares.



HOW DOES THE FUND MEASURE PERFORMANCE?
===============================================================================

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-years and since inception periods ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended October 31, 1998.



Share Class                 7-Day Period          1 Year          5 Years       Since Inception on March
8, 1993
-------------------------------------------------------------------------------------------------------------
Boston 1784 Funds Shares
-------------------------------------------------------------------------------------------------------------
Total Return                --                    3.03%                       2.90%
2.77%
-------------------------------------------------------------------------------------------------------------
Yield                              2.75%                     --
--                     --
-------------------------------------------------------------------------------------------------------------
Effective Yield              2.79%                     --                      --                     --
Tax-Equivalent Yield    4.62%                     --                      --                     --




TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



                                                 TAXABLE YIELD EQUIVALENT FOR 1998

                                                      STATE OF MASSACHUSETTS
-------------------------------------------------------------------------------------------------------------------
        TAX BRACKET:
        FEDERAL             15.00%        28.00%             31.00%               36.00%
39.60%

        COMBINED FEDERAL
        AND STATE           27.00%        40.00%             43.00%               48.00%
51.60%

-------------------------------------------------------------------------------------------------------------------

        JOINT                   $1-      $42,351-           $102,301-            $155,951-
OVER
        RETURN              42,350        102,300            155,950              278,450
$278,450

        SINGLE                  $1-      $25,351-           $61,401-             $128,101-
OVER
        RETURN              25,350        61,400             128,100              278,450
$278,450

-------------------------------------------------------------------------------------------------------------------



TAX-EXEMPT
YIELD                                       TAXABLE YIELD EQUIVALENT

-------------------------------------------------------------------------------------------------------------------
           1.50%            2.05%          2.50%             2.63%               2.88%               3.10%
           2.00%            2.74%          3.33%             3.51%               3.85%               4.13%
           2.50%            3.42%          4.17%             4.39%               4.81%               5.17%
           3.00%            4.11%          5.00%             5.26%               5.77%               6.20%
           3.50%            4.79%          5.83%             6.14%               6.73%               7.23%
           4.00%            5.48%          6.67%             7.02%               7.69%               8.26%
           4.50%            6.16%          7.50%             7.89%               8.65%               9.30%
           5.00%            6.85%          8.33%             8.77%               9.62%              10.33%
           5.50%            7.53%          9.17%             9.65%              10.58%              11.36%
           6.00%            8.22%         10.00%            10.53%              11.54%              12.40%




        Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 .  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


   . Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

   . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

   . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



WHO IS FEDERATED INVESTORS, INC.?
===============================================================================

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


FEDERATED FUNDS OVERVIEW
Municipal Funds
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 27 years experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.


Government Funds

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.



Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



FEDERATED CLIENTS OVERVIEW

Institutional Clients

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Investment Ratings
--------------------------------------------------------------------------------

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



ADDRESSES
================================================================================


Massachusetts Municipal Cash Trust
Boston 1784 Funds Shares                             Federated Investors Funds
                                                     5800 Corporate Drive
                                                     Pittsburgh, PA 15237-7000

-------------------------------------------------------------------------------

Distributor
Federated Securities Corp.                           Federated Investors Tower
                                                     1001 Liberty Avenue,
                                                     Pittsburgh, PA 15222-3779

-------------------------------------------------------------------------------

Investment Adviser
Federated Management                                 Federated Investors Tower
                                                     1001 Liberty Avenue,
                                                     Pittsburgh, PA 15222-3779


-------------------------------------------------------------------------------

Custodian
State Street Bank and Trust Company                  P.O. Box 8600
                                                     Boston, MA 02266-8600

-------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company                    P.O. Box 8600
                                                          Boston, MA 02266-8600

-------------------------------------------------------------------------------

Independent Auditors
Arthur Andersen  LLP                                      225 Franklin Street
                                                          Boston, MA  02110-2812

-------------------------------------------------------------------------------







Prospectus

Massachusetts Municipal Cash Trust

A Portfolio of Federated Municipal Trust

Institutional Service Shares

A money market mutual fund seeking to provide current income exempt from federal regular income tax and Massachusetts state income tax.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


Contents

Risk/Return Summary                                                  1

What are the Fund's Fees and Expenses?                               3

What are the Fund's Investment Strategies?                           4

What are the Principal Securities in Which the Fund Invests?         4

What are the Specific Risks of Investing in the Fund?                5

What do Shares Cost?                                                 6

How is the Fund Sold?                                                6

How to Purchase Shares                                               6

How to Redeem Shares                                                 7

Account and Share Information                                        9

Who Manages the Fund?                                               10

Financial Information                                               11

Report of Independent Accountants                                   24


December 31, 1998


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income which is exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Massachusetts state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

  The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table


[Graphic] - See Appendix A-8


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares Class on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). Hence, the total returns displayed above are based upon the net asset value.


The Fund's Institutional Service Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.24%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.14% (quarter ended March 31, 1991). Its lowest quarterly return was 0.46% (quarter ended March 31, 1994).

The Fund's Institutional Service Shares Seven-Day Net Yield as of 12/31/97 was 3.35%.

The following table represents the Fund's Institutional Service Shares Average Annual Total Return through 12/31/97.

Calendar Period                                                Fund
-----------------------------------------------------------------------
1 Year                                                             3.13%
-----------------------------------------------------------------------
5 Years                                                            2.76%
-----------------------------------------------------------------------
Start of Performance1                                              3.18%
-----------------------------------------------------------------------


1 The Fund's Institutional Service Shares start of performance date was May 18,
  1990.
  Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

  Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


What are the Fund's Fees and Expenses?

Massachusetts Municipal Cash Trust

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and redeem shares of the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price).........................      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable).................................................................      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering
price)..........................................................................      None
Redemption Fee (as a percentage of amount redeemed, if
applicable)...........................................      None
Exchange
Fee.................................................................................................
None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/............................................................................................
0.50%
Distribution (12b-1)
Fee.....................................................................................      None
Shareholder Services
Fee/3/..................................................................................     0.25%
Other
Expenses...............................................................................................
0.16%
Total Annual Fund Operating
Expenses.........................................................................     0.91%
------------------------------------------------------------------------------------------------------------------------

/1/ Although not contractually obligated to do so, the adviser and the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.
    Waiver of Fund
Expenses..................................................................................     0.36%
    Total Actual Annual Fund Operating Expenses (after
waivers)..............................................     0.55%

/2/ The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was
0.39%
    for the year ended October 31, 1998.

/3/ The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at
    any time. There was no shareholder services fee paid by the Fund (after the voluntary reduction) for the
    year ended October 31, 1998.

Example

The following Example is intended to help you compare the cost of investing in Massachusetts Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Massachusetts Municipal Cash Trust's Institutional Service Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year       3 Years        5 Years         10 Years
-------------------------------------------------------------------------------
Expenses assuming
no redemption             $93          $290           $504             $1,120
-------------------------------------------------------------------------------


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

  The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

Temporary Defensive Investments

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Massachusetts state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

Tax-Exempt securities

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Investment Ratings

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

Credit Enhancement

Credit enhancement consist of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.

Credit Risk

 . Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

 . Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.



Market Risk

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risk

 . Most of the Fund's securities will be invested in issuers located in Massachusetts. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

  NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Service Shares and Boston 1784 Funds Shares each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Massachusetts taxpayers because it invests in Massachusetts tax-exempt securities. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 1:00 p.m.
  (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time) on the same day. You will become the owner of Shares and receive dividends when the Fund receives your payment.


Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account
  Form; and

 . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 . directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

  If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:
 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an
  ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal
  Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

Confirmations and Account Statements

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Massachusetts state personal income tax to the extent they are derived from interest on obligations exempt from Massachusetts personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

Advisory Fees

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights--Institutional Service Shares

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page 24.

Year Ended October 31                                  1998              1997
1996              1995            1994
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   1.00          $   1.00          $   1.00
$  1.00        $  1.00
---------------------------------------
Income from Investment Operations:
---------------------------------------
Net investment income                                  0.03              0.03
0.03              0.03           0.02
---------------------------------------
Less Distributions:
---------------------------------------
Distributions from net investment income              (0.03)            (0.03)
(0.03)            (0.03)         (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $   1.00          $   1.00          $   1.00
$  1.00        $  1.00
--------------------------------------------------------------------------------------------------------------------------------
Total Return/1/                                        3.04%             3.09%
3.07%             3.34%          2.14%
--------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------------
Expenses                                               0.55%             0.55%
0.55%             0.55%          0.55%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  2.98%             3.05%
3.02%             3.30%          2.12%
--------------------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement2                          0.36%             0.40%
0.42%             0.45%          0.35%
--------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)            $256,386          $141,869          $119,739
$99,628        $90,013
--------------------------------------------------------------------------------------------------------------------------------

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


Portfolio of Investments

October 31, 1998

Principal
Amount
Value
------------------------------------------------------------------------------------------------------------------------------------
                   /1/SHORT-TERM MUNICIPALS--99.2%
                   Massachusetts--95.6%
      $ 8,703,000  Ashland, MA, 4.00% BANs,
12/10/1998                                                                  $  8,706,600

--------------------------------------------------------------------------------------------
        6,128,000  Attleboro, MA, 3.80% BANs,
7/2/1999                                                                     6,131,895

--------------------------------------------------------------------------------------------
        1,245,000  Attleboro, MA, 4.00% BANs,
12/22/1998                                                                   1,245,487

--------------------------------------------------------------------------------------------
        3,800,000  Boston, MA, UT GO, 4.50% Bonds (FGIC INS),
1/1/1999                                                     3,805,545

--------------------------------------------------------------------------------------------
        1,000,000  Brockton, MA, 4.50% Bonds (MBIA INS),
4/1/1999                                                          1,003,187

--------------------------------------------------------------------------------------------
        5,000,000  Central Berkshire, MA Regional School District, 4.10% BANs,
12/15/1998                                  5,002,646

--------------------------------------------------------------------------------------------
       26,721,542  Clipper, MA Tax Exempt Trust, (Series A) Weekly VRDNs (Massachusetts State Lottery
                   Commission)/(AMBAC INS)/(State Street Bank and Trust Co.
LIQ)                                          26,721,542

--------------------------------------------------------------------------------------------
       23,130,000  Clipper, MA Tax Exempt Trust 1994-2 Weekly VRDNs (State Street Bank and Trust Co.
LIQ)                23,130,000

--------------------------------------------------------------------------------------------
       11,662,200  Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank and Trust Co.
LIQ)                       11,662,200

--------------------------------------------------------------------------------------------
        3,465,000  Clipper, MA Tax Exempt Trust, (Series 1994-1) Weekly VRDNs (Massachusetts State
                   HFA)/(MBIA INS)/(State Street Bank and Trust Co.
LIQ)                                                   3,465,000

--------------------------------------------------------------------------------------------
        3,000,000  Commonwealth of Massachusetts Weekly VRDNs (AMBAC INS)/(Citibank NA, New York
LIQ)                      3,000,000

--------------------------------------------------------------------------------------------
        6,000,000  Commonwealth of Massachusetts, (1997 Series B) Weekly VRDNs (Landesbank
                   Hessen-Thueringen, Frankfurt
LIQ)                                                                       6,000,000

--------------------------------------------------------------------------------------------
       11,175,000  Commonwealth of Massachusetts, (Series 1998 FR/RI-A20) Weekly VRDNs (MBIA
INS)/(National
                   Westminster Bank, PLC, London
LIQ)                                                                     11,175,000

--------------------------------------------------------------------------------------------
        8,855,000  Commonwealth of Massachusetts, Floater Certificates (Series 1998-41) Weekly VRDNs
(Morgan
                   Stanley, Dean Witter Municipal Funding, Inc.
LIQ)                                                       8,855,000

--------------------------------------------------------------------------------------------
        5,000,000  Everett, MA, 4.00% BANs (Fleet National Bank, Springfield, MA LOC),
3/18/1999                           5,007,244

--------------------------------------------------------------------------------------------
        3,200,000  Framingham, MA IDA Weekly VRDNs (Perini Corp)/(Barclays Bank PLC, London
LOC)                           3,200,000

--------------------------------------------------------------------------------------------
        2,290,000  Framingham, MA, 4.00% BANs,
2/5/1999                                                                    2,292,021

--------------------------------------------------------------------------------------------
        2,430,000  Gloucester, MA, 3.75% BANs,
8/5/1999                                                                    2,441,697

--------------------------------------------------------------------------------------------
        2,100,000  Ipswich, MA, 4.00% BANs,
11/19/1998                                                                     2,100,402

--------------------------------------------------------------------------------------------
        2,190,000  Mansfield, MA, 3.40% BANs,
10/28/1999                                                                   2,196,277

--------------------------------------------------------------------------------------------
       15,800,000  Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham & Women's Hospital)/(Landesbank
                   Hessen-Thueringen, Frankfurt
LOC)                                                                      15,800,000

--------------------------------------------------------------------------------------------
        3,125,000  Massachusetts HEFA, (Series A) Weekly VRDNs (New England Home For Little
                   Wanderers)/(BankBoston, N.A.
LOC)                                                                       3,125,000

--------------------------------------------------------------------------------------------
        2,000,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Clark University)/(Fleet Bank N.A.
LOC)                    2,000,000

--------------------------------------------------------------------------------------------
        4,725,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Endicott College)/(BankBoston, N.A.
LOC)                   4,725,000

--------------------------------------------------------------------------------------------
        9,915,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet
                   National Bank, Springfield, MA
LIQ)                                                                     9,915,000

--------------------------------------------------------------------------------------------
        8,415,000  Massachusetts HEFA, (Series F) Weekly VRDNs (Children's Hospital of Boston)/(Sanwa Bank
                   Ltd, Osaka
LIQ)                                                                                         8,415,000

--------------------------------------------------------------------------------------------
        2,300,000  Massachusetts HEFA, (Series I) Weekly VRDNs (Harvard
University)                                        2,300,000

--------------------------------------------------------------------------------------------
        7,395,000  Massachusetts HEFA, PA-362 Weekly VRDNs (Amherst College)/(Merrill Lynch Capital
                   Services, Inc.
LIQ)                                                                                     7,395,000

--------------------------------------------------------------------------------------------
        3,120,000  Massachusetts IFA Weekly VRDNs (Kendall Square Entity)/(State Street Bank and Trust Co.

LOC)
3,120,000

--------------------------------------------------------------------------------------------
        1,800,000  Massachusetts IFA, (Series 1992) Weekly VRDNs (Holyoke Water Power Co.)/(Canadian
                   Imperial Bank of Commerce, Toronto
LOC)                                                                 1,800,000

--------------------------------------------------------------------------------------------
       20,000,000  Massachusetts IFA, (Series 1992B), 3.40% CP (New England Power Co.), Mandatory Tender

12/7/1998
20,000,000

--------------------------------------------------------------------------------------------
       17,100,000  Massachusetts IFA, (Series 1992B), 3.40% CP (New England Power Co.), Mandatory Tender

12/9/1998
17,100,000

--------------------------------------------------------------------------------------------
        5,900,000  Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/(Fleet National Bank,
                   Springfield, MA
LOC)                                                                                    5,900,000

--------------------------------------------------------------------------------------------
        2,000,000  Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Fleet Bank N.A.
LOC)                     2,000,000

--------------------------------------------------------------------------------------------
        5,800,000  Massachusetts IFA, (Series 1995) Weekly VRDNs (Whitehead Institute for Biomedical

Research)
5,800,000

--------------------------------------------------------------------------------------------
        7,009,000  Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/ (BankBoston, N.A.
LOC)                 7,009,000

--------------------------------------------------------------------------------------------
        2,500,000  Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention
                   of Cruelty to Animals)/(Fleet National Bank, Springfield, MA
LOC)                                       2,500,000

--------------------------------------------------------------------------------------------
        6,000,000  Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/(Credit Local de
France

LOC)
6,000,000

--------------------------------------------------------------------------------------------
        1,325,000  Massachusetts IFA, (Series A) Weekly VRDNs (Hockomock YMCA)/(Bank of Nova Scotia,
Toronto

LOC)
1,325,000

--------------------------------------------------------------------------------------------
        9,875,000  Massachusetts IFA, (Series B) Weekly VRDNs (Williston North Hampton School)/(Fleet
                   National Bank, Springfield, MA
LOC)                                                                     9,875,000

--------------------------------------------------------------------------------------------
        5,755,000  Massachusetts IFA, Revenue Bonds (Series 1995) Weekly VRDNs (Emerson College
                   Issue)/(BankBoston, N.A.
LOC)                                                                           5,755,000

--------------------------------------------------------------------------------------------
        8,800,000  Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds
                   (1994 Series C) Weekly VRDNs (Canadian Imperial Bank of Commerce, Toronto
LOC)                          8,800,000

--------------------------------------------------------------------------------------------
        9,000,000  Massachusetts Port Authority, PT-1073 (Series 1998-D) Weekly VRDNs (Merrill Lynch
Capital
                   Services, Inc.
LIQ)                                                                                     9,000,000

--------------------------------------------------------------------------------------------
        5,000,000  Massachusetts State HFA, Multi-Family Refunding Revenue Bonds (1995 Series A) Weekly
                   VRDNs (Republic National Bank of New York
LIQ)                                                          5,000,000

--------------------------------------------------------------------------------------------
        2,215,000  Massachusetts Turnpike Authority, (PA-324) Weekly VRDNs (MBIA INS)/(Merrill Lynch
Capital
                   Services, Inc.
LIQ)                                                                                     2,215,000

--------------------------------------------------------------------------------------------
        8,295,000  Massachusetts Turnpike Authority, PT-135 Weekly VRDNs (MBIA INS)/(Banco Santander SA
LIQ)               8,295,000

--------------------------------------------------------------------------------------------
       14,400,000  Massachusetts Turnpike Authority, Variable Rate Certificates (Series 1997N) Weekly
VRDNs
                   (MBIA INS)/(Bank of America NT and SA, San Francisco
LIQ)                                              14,400,000

--------------------------------------------------------------------------------------------
        6,205,000  Melrose, MA, 3.80% BANs,
8/19/1999                                                                      6,212,113

--------------------------------------------------------------------------------------------
        1,815,000  Middleborough, MA, 4.00% BANs,
3/5/1999                                                                 1,816,781

--------------------------------------------------------------------------------------------
        1,117,500  Newbury, MA, 4.00% BANs,
8/13/1999                                                                      1,119,175

--------------------------------------------------------------------------------------------
        3,625,000  Newburyport, MA, 4.00% BANs,
2/12/1999                                                                  3,626,971

--------------------------------------------------------------------------------------------
        7,044,000  Paxton, MA, 4.00% BANs,
6/18/1999                                                                       7,052,509

--------------------------------------------------------------------------------------------
        2,220,000  Plymouth, MA, 3.25% BANs,
10/21/1999                                                                    2,225,009

--------------------------------------------------------------------------------------------
        4,050,000  Quabbin Regional School District, MA, 4.00% BANs,
1/15/1999                                             4,051,602

--------------------------------------------------------------------------------------------
        1,257,000  Randolph, MA, 4.00% BANs,
6/18/1999                                                                     1,258,456

--------------------------------------------------------------------------------------------
        5,000,000  Randolph, MA, 4.00% BANs,
7/13/1999                                                                     5,006,681

--------------------------------------------------------------------------------------------
        1,595,000  Randolph, MA, 4.00% BANs,
8/20/1999                                                                     1,598,685

--------------------------------------------------------------------------------------------
        2,980,000  Springfield, MA, 4.00% BANs (Fleet National Bank, Springfield, MA LOC),
6/25/1999                       2,985,564

--------------------------------------------------------------------------------------------
        2,000,000  Stow, MA, 3.75% BANs,
3/31/1999                                                                         2,000,789

--------------------------------------------------------------------------------------------
        5,768,000  Stow, MA, 3.80% BANs,
8/20/1999                                                                         5,770,215

--------------------------------------------------------------------------------------------
        1,424,000  Stow, MA, 4.00% BANs,
3/31/1999                                                                         1,425,972

--------------------------------------------------------------------------------------------
        2,000,000  Topsfield, MA, 3.75% BANs,
9/23/1999                                                                    2,007,744

--------------------------------------------------------------------------------------------
        2,100,000  Ware, MA, 4.00% BANs,
12/18/1998                                                                        2,100,932

--------------------------------------------------------------------------------------------
        2,750,000  Ware, MA, 4.00% BANs,
12/18/1998                                                                        2,751,211

--------------------------------------------------------------------------------------------
        1,540,000  Ware, MA, 4.00% BANs,
6/26/1999                                                                         1,542,400

--------------------------------------------------------------------------------------------
        3,200,000  Westfield, MA, 3.75% BANs,
10/22/1999                                                                   3,221,133

--------------------------------------------------------------------------------------------
        6,120,000  /2/Weymouth, MA Housing Authority, PT 1062, 3.80% TOBs (Queen Ann Apartments)/(Merrill
                   Lynch Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services, Inc. LOC), Optional
                   Tender
8/5/1999                                                                                         6,120,000

--------------------------------------------------------------------------------------------
        2,500,000  Weymouth, MA, 4.25% BANs,
11/5/1998                                                                     2,500,061

--------------------------------------------------------------------------------------------
        7,375,000  Worcester, MA, 4.00% BANs,
8/26/1999                                                                    7,386,549

--------------------------------------------------------------------------------------------

Total
400,491,295

--------------------------------------------------------------------------------------------
                   Puerto Rico--3.6%

--------------------------------------------------------------------------------------------
       15,000,000  Commonwealth of Puerto Rico, Floating Rate Trust Receipts (Series 1997) Weekly VRDNs
                   (Commerzbank AG, Frankfurt LIQ)/(Commerzbank AG, Frankfurt
LOC)                                        15,000,000

--------------------------------------------------------------------------------------------
                   /3/TOTAL INVESTMENTS (AT AMORTIZED
COST)                                                             $415,491,295

--------------------------------------------------------------------------------------------

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

   Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

   At October 31, 1998, the portfolio securities were rated as follows:

   Tier Rating Percentage Based on Total Market Value (Unaudited)

   First Tier                Second Tier
   ------------------------------------------
   100.00%                               0.00%
   ------------------------------------------

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, restricted securities amounted to $6,120,000 which represents 1.5% of net assets.

3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($418,943,091) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation
BANs  --Bond Anticipation Notes
CP    --Commercial Paper
FGIC  --Financial Guaranty Insurance Company
FSA   --Financial Security Assurance
GO    --General Obligation
HEFA  --Health and Education Facilities Authority
HFA   --Housing Finance Authority
IDA   --Industrial Development Authority
IFA   --Industrial Finance Authority
INS   --Insured
LIQ   --Liquidity Agreement
LOC   --Letter of Credit
MBIA  --Municipal Bond Investors Assurance
PLC   --Public Limited Company
RANs  --Revenue Anticipation Notes
SA    --Support Agreement
TOBs  --Tender Option Bonds
UT    --Unlimited Tax
VRDNs --Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities
October 31, 1998

Assets:
---------------------------------------------------------------------------
Total investments in securities, at amortized cost and
value                                               $415,491,295
---------------------------------------------------------------------------
Cash
620,120
---------------------------------------------------------------------------
Income
receivable
3,419,558
---------------------------------------------------------------------------
Receivable for shares
sold                                                                                        1,132
---------------------------------------------------------------------------
Prepaid
expenses
7,159
-----------------------------------------------------------------------------------------------------------------------
Total
assets
419,539,264
-----------------------------------------------------------------------------------------------------------------------
Liabilities:
---------------------------------------------------------------------------
Payable for shares redeemed                                                              $ 24,993
---------------------------------------------------------------------------
Income distribution payable                                                               494,020
---------------------------------------------------------------------------
Accrued expenses                                                                           77,160
-----------------------------------------------------------------------------------------------------------------------
Total
liabilities
596,173
-----------------------------------------------------------------------------------------------------------------------
Net Assets for 418,943,091 shares
outstanding                                                              $418,943,091
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------
Institutional Service Shares:
---------------------------------------------------------------------------
$256,385,640 / 256,385,640 shares
outstanding                                                              $       1.00
-----------------------------------------------------------------------------------------------------------------------
Boston 1784 Funds Shares:
---------------------------------------------------------------------------
$162,557,451 / 162,557,451 shares
outstanding                                                              $       1.00
-----------------------------------------------------------------------------------------------------------------------


See Notes which are an integral part of the Financial Statements

Statement of Operations

Year ended october 31, 1998

Investment Income:
---------------------------------------------------------------------------------------------------------------
Interest
$12,817,374
---------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------
Investment advisory fee                                                               $ 1,810,446
---------------------------------------------------------------------
Administrative personnel and services fee                                                 273,047
---------------------------------------------------------------------
Custodian fees                                                                             15,646
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                   72,296
---------------------------------------------------------------------
Directors'/Trustees' fees                                                                   2,902
---------------------------------------------------------------------
Auditing fees                                                                              12,692
---------------------------------------------------------------------
Legal fees                                                                                 11,251
---------------------------------------------------------------------
Portfolio accounting fees                                                                  90,795
---------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                    563,458
---------------------------------------------------------------------
Shareholder services fee--Boston 1784 Funds Shares                                        341,765
---------------------------------------------------------------------
Share registration costs                                                                   79,768
---------------------------------------------------------------------
Printing and postage                                                                       34,046
---------------------------------------------------------------------
Insurance premiums                                                                         22,713
---------------------------------------------------------------------
Miscellaneous                                                                                 640
---------------------------------------------------------------------------------------------------------------
Total expenses                                                                          3,331,465
---------------------------------------------------------------------------------------------------------------
Waivers:
---------------------------------------------------------------------
Waiver of investment advisory fee                                         $(397,073)
---------------------------------------------------------------------
Waiver of shareholder services fee--Institutional Service Shares           (563,458)
---------------------------------------------------------------------
Waiver of shareholder services fee--Boston 1784 Funds Shares               (341,765)
---------------------------------------------------------------------------------------------------------------
Total waivers                                                                          (1,302,296)
---------------------------------------------------------------------------------------------------------------
Net expenses
2,029,169
---------------------------------------------------------------------------------------------------------------
Net investment income
$10,788,205
---------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements


Statement of Changes in Net Assets

Year Ended October 31
1998             1997
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
----------------------------------------------------------------------
Operations:
----------------------------------------------------------------------
Net investment income                                                                  $   10,788,205
$   6,125,532
---------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations
10,788,205       6,125,532
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
----------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------
Institutional Service Shares
(6,723,838)     (4,462,883)
----------------------------------------------------------------------
Boston 1784 Funds Shares
(4,064,367)     (1,662,649)
---------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from distributions to shareholders
(10,788,205)     (6,125,532)
----------------------------------------------------------------------
Share Transactions:
----------------------------------------------------------------------
Proceeds from sale of shares                                                            1,191,190,660
682,162,039
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions declared
5,640,601       3,135,034
----------------------------------------------------------------------
Cost of shares redeemed                                                                  (993,594,809)
(643,996,755)
---------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from share transactions
203,236,452      41,300,318
---------------------------------------------------------------------------------------------------------------------
Change in net assets
203,236,452      41,300,318
---------------------------------------------------------------------------------------------------------------------
Net Assets:
----------------------------------------------------------------------
Beginning of period                                                                       215,706,639
174,406,321
---------------------------------------------------------------------------------------------------------------------
End of period                                                                          $  418,943,091   $
215,706,639
---------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

October 31, 1998

Organization

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Boston 1784 Funds Shares (formerly, 1784 Funds Shares and prior to that, BayFunds Shares). The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

  Additional information on each restricted security held at October 31, 1998, is as follows:

                                      Acquisition          Acquisition
Security                                     Date                Cost
----------------------------------------------------------------------
Weymouth, MA Housing Authority           8/31/1998          $6,120,000
----------------------------------------------------------------------


Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $418,943,091. Transactions in shares were as follows:

Year Ended October 31
1998                     1997
-----------------------------------------------------------------------------------------------------------------------
Institutional Service Shares:
---------------------------------------------------------------------------
Shares sold
943,828,322             619,964,162
---------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared
1,573,009               1,473,299
---------------------------------------------------------------------------
Shares redeemed
(830,885,045)           (599,306,953)
-----------------------------------------------------------------------------------------------------------------------
  Net change resulting from Institutional Service Share transactions
114,516,286              22,130,508
-----------------------------------------------------------------------------------------------------------------------

Year Ended October 31
1998                    1997
---------------------------------------------------------------------------
Boston 1784 Funds Shares:
---------------------------------------------------------------------------
Shares sold
247,362,338              62,197,877
---------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared
4,067,592               1,661,735
---------------------------------------------------------------------------
Shares redeemed
(162,709,764)            (44,689,802)
-----------------------------------------------------------------------------------------------------------------------
  Net change resulting from Boston 1784 Funds Share transactions
88,720,166              19,169,810
-----------------------------------------------------------------------------------------------------------------------
  Net change resulting from share transactions
203,236,452              41,300,318
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Institutional Serves Shares for the period. Under the terms of a Shareholder Service Agreement with BankBoston, N.A., the fund will pay BankBoston, N.A., up to 0.25% of average daily net assets of Boston 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSS and BankBoston, N.A. may voluntarily choose to waive any portion of their fees. FSS and BankBoston, N.A. can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $523,571,958 and $377,762,628, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 46.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.4% of total investments.

YEAR 2000 (unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.


Report of Independent Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FEDERATED
MUNICIPAL TRUST (MASSACHUSSETTS MUNICIPAL CASH TRUST):

We have audited the accompanying statement of assets and liabilities of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1998 and the related statement of operations for the year then ended and the statement changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust), as of October 31, 1998, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts
December 23, 1998



Massachusetts Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES

December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



Federated

Massachusetts Municipal Cash Trust

Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5911
Cusip 314229840


0032603A-ISS (12/98)

Federated is a registered mark
of Federated Investors, Inc.
1998 (copyright)Federated Investors, Inc.

LOGO RECYCLED PAPER




   Statement of Additional Information  December 31, 1998



   Massachusetts Municipal Cash Trust
   [A Portfolio of Federated Municipal Trust]
   Institutional Service Shares

   This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Massachusetts Municipal
   Cash Trust dated December 31,1998.   Obtain the prospectus without charge by
   calling 1-800-341-7400.


   -----------------------------------------------------------------------------
   Contents
   -----------------------------------------------------------------------------


   How is the Fund Organized?
   Securities in Which the Fund Invests
   How is the Fund Sold?
   Subaccounting Services
   Redemption in Kind
   Massachusetts Partnership Law
   Account and Share Information
   Tax Information
   Who Manages and Provides
     Services to the Fund?
   How Does the Fund Measure Performance?
   Who is Federated Investors, Inc.?
   Investment Ratings



   [Federated Investors Logo]
   Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
   CUSIP 314229303
   0032603B-ISS (12/98)


HOW IS THE FUND ORGANIZED?
================================================================================


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Service Shares and Boston 1784 Funds Shares (Shares). This SAI relates to Institutional Service Shares.

SECURITIES IN WHICH THE FUND INVESTS
================================================================================


SECURITIES DESCRIPTIONS AND TECHNIQUES
In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds


Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.


Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investment Ratings

A rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES
The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and Massachusetts state income tax. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.


The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.


Lending Cash or Securities

The Fund will not lend any of its assets except that it may acquire publicly or non publicly issued Massachusetts tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations or Declaration of Trust.


Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


Investing in Real Estate
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of the investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Restricted and Illiquid Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.


Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the Rule) promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?
================================================================================

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES
================================================================================


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professionals about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND
================================================================================

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


Massachusetts Partnership Law
--------------------------------------------------------------------------------

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION
================================================================================

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
Cambridge Trust Company, Cambridge, Massachusetts, owned approximately 16,619,664 shares (6.56%); Bob and Company, Boston, Massachusetts, owned approximately 21,074,831 shares (8.32%); Turtle and Company, Boston, Massachusetts, owned approximately 35,044,626 shares (13.84%); and State Street Bank and Trust, North Quincy, Massachusetts, owned approximately 66,411,123 shares (26.22).

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Boston 1784 Funds Shares:
BankBoston, Boston, Massachusetts, owned approximately 163,767,132 shares (100.00%)

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Massachusetts Taxes

Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.

Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts excise tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?
================================================================================

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Service Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


Total
Name
Compensation
Birthdate
Aggregate     From Trust
Address                           Principal Occupations
Compensation  and Fund
Position With Trust               for Past 5 Years
From Trust    Complex
John F. Donahue##*                Chief Executive Officer and Director or Trustee of the
Federated          $       0  $0 for the
Birthdate: July 28, 1924          Fund Complex. Chairman and Director, Federated Investors,
Inc.;                      Trust and 56
Federated Investors Tower         Chairman and Trustee, Federated Advisers, Federated Management,
and                  other
1001 Liberty Avenue               Federated Research; Chairman and Director, Federated Research
Corp.,                 investment
Pittsburgh, PA                    and Federated Global Research Corp.; Chairman, Passport
Research,                    companies in
CHAIRMAN and TRUSTEE
Ltd.                                                                                 the Fund

Complex


Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex; Director,
Member       $4,076.31  $111,222 for
Birthdate: February 3, 1934       of Executive Committee, Children's Hospital of Pittsburgh;
formerly:                 the Trust
15 Old Timber Trail               Senior Partner, Ernst & Young LLP; Director, MED 3000 Group,
Inc.;                   and 56 other
Pittsburgh, PA                    Director, Member of Executive Committee, University of
Pittsburgh.                   investment
TRUSTEE
companies in

the Fund

Complex


John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;
President,             $4,484.62  $122,362 for
Birthdate: June 23, 1937          Investment Properties Corporation; Senior Vice President, John
R.                    the Trust
Wood/IPC Commercial Dept.         Wood and Associates, Inc., Realtors; Partner or Trustee in
private                   and 56 other
John R. Wood and Associates, Inc. real estate ventures in Southwest Florida; formerly:
President,                      investment
 Realtors                         Naples Property Management, Inc. and Northgate Village
Development                   companies in
3255 Tamiami Trail North Naples,
Corporation.                                                                         the Fund

FL
Complex
TRUSTEE


William J. Copeland               Director or Trustee of the Federated Fund Complex; Director
and           $4,484.62  $122,362 for
Birthdate: July 4, 1918           Member of the Executive Committee, Michael Baker, Inc.;
formerly:                    the Trust
One PNC Plaza-23rd Floor          Vice Chairman and Director, PNC Bank, N.A., and PNC Bank
Corp.;                      and 56 other
Pittsburgh, PA                    Director, Ryan Homes,
Inc.                                                           investment
TRUSTEE
companies in
                                  Retired: Director, United Refinery; Director, Forbes Fund;
Chairman,                 the Fund
                                  Pittsburgh Foundation; Chairman, Pittsburgh Civic Light
Opera.                       Complex


James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;
Attorney-at-law;       $4,484.62  $122,362 for
Birthdate: May 18, 1922           Director, The Emerging Germany Fund,
Inc.                                            the Trust
571 Hayward Mill
Road                                                                                                  and
56 other
Concord, MA                       Retired: President, Boston Stock Exchange, Inc.;
Regional                            investment
TRUSTEE                           Administrator, United States Securities and Exchange
Commission.                     companies in

the Fund

Complex


Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex; Professor
of           $4,076.31  $111,222 for
Birthdate: October 11, 1932       Medicine, University of Pittsburgh; Medical Director, University
of                  the Trust
3471 Fifth Avenue                 Pittsburgh Medical Center  Downtown; Hematologist, Oncologist,
and                   and 56 other
Suite 1111                        Internist, Presbyterian and Montefiore Hospitals; Member,
National                   investment
Pittsburgh, PA                    Board of Trustees, Leukemia Society of
America.                                      companies in
TRUSTEE
the Fund

Complex


Edward L. Flaherty, Jr., Esq. #   Director or Trustee of the Federated Fund Complex; Attorney,
of           $4,484.62  $122,362 for
Birthdate: June 18, 1924          Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N
Park                        the Trust
Miller, Ament, Henny & Kochuba    Restaurants, Inc.; formerly: Counsel, Horizon Financial,
F.A.,                       and 56 other
205 Ross Street                   Western Region; Partner, Meyer and
Flaherty.                                         investment
Pittsburgh,
PA
companies in
TRUSTEE
the Fund

Complex


Peter E. Madden                   Director or Trustee of the Federated Fund Complex;
formerly:              $4,076.31  $111,222 for
Birthdate: March 16, 1942         Representative, Commonwealth of Massachusetts General
Court;                         the Trust
One Royal Palm Way                President, State Street Bank and Trust Company and State
Street                      and 56 other
100 Royal Palm Way
Corporation.                                                                         investment
Palm Beach,
FL
companies in
TRUSTEE                           Retired: Director, VISA USA and VISA International; Chairman
and                     the Fund
                                  Director, Massachusetts Bankers Association; Director,
Depository                    Complex
                                  Trust
Corporation.


John E. Murray, Jr., J.D., S.J.D. Director or Trustee of the Federated Fund Complex; President,
Law         $4,076.31  $111,222 for
Birthdate: December 20, 1932      Professor, Duquesne University; Consulting Partner, Mollica &
Murray.                the Trust
President, Duquesne
University                                                                                         and 56
other
Pittsburgh, PA                    Retired: Dean and Professor of Law, University of Pittsburgh
School                  investment
TRUSTEE                           of Law; Dean and Professor of Law, Villanova University School
of                    companies in

Law.                                                                                 the Fund

Complex


Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex; President,
World       $4,076.31  $111,222 for
Birthdate: September 14, 1925     Society of Ekistics, Athens; Professor, International
Politics;                      the Trust
1202 Cathedral of Learning        Management Consultant; Trustee, Carnegie Endowment for
International                 and 56 other
University of Pittsburgh          Peace, RAND Corporation, Online Computer Library Center,
Inc.,                       investment
Pittsburgh, PA                    National Defense University and U.S. Space Foundation;
President                     companies in
TRUSTEE                           Emeritus, University of Pittsburgh; Founding Chairman,
National                      the Fund
                                  Advisory Council for Environmental Policy and Technology,
Federal                    Complex
                                  Emergency Management Advisory Board and Czech Management
Center,

Prague.

                                  Retired: Professor, United States Military Academy;
Professor,
                                  United States Air Force
Academy.


Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;
Public                 $4,076.31  $111,222 for
Birthdate: June 21, 1935          Relations/Marketing/Conference
Planning.                                             the Trust
4905 Bayard
Street
and 56 other
Pittsburgh, PA                    Retired: National Spokesperson, Aluminum Company of
America;                         investment
TRUSTEE                           business
owner.                                                                      companies in

the Fund

Complex


Glen R. Johnson*                  Trustee, Federated Investors, Inc.; staff member,
Federated               $       0  $0 for the
Birthdate: May 2, 1929            Securities
Corp.                                                                     Trust and 8
Federated Investors
Tower                                                                                              other
1001 Liberty
Avenue
investment
Pittsburgh,
PA
companies in
PRESIDENT and
TRUSTEE
the Fund

Complex

J. Christopher Donahue##*         President or Executive Vice President of the Federated Fund
Complex;      $       0  $0 for the
Birthdate: April 11, 1949         Director or Trustee of some of the Funds in the Federated
Fund                       Trust and 18
Federated Investors Tower         Complex; President and Director, Federated Investors,
Inc.;                          other
1001 Liberty Avenue               President and Trustee, Federated Advisers, Federated Management,
and                 investment
Pittsburgh, PA                    Federated Research; President and Director, Federated Research
Corp.                 companies in
EXECUTIVE VICE PRESDIENT          and Federated Global Research Corp.; President, Passport
Research,                   the Fund
                                  Ltd.; Trustee, Federated Shareholder Services Company;
Director,                     Complex
                                  Federated Services Company.


Edward C. Gonzales*               Trustee or Director of some of the Funds in the Federated
Fund            $       0  $0 for the
Birthdate: October 22, 1930       Complex; President, Executive Vice President and Treasurer of
some                   Trust and 1
Federated Investors Tower         of the Funds in the Federated Fund Complex; Vice Chairman,
Federated                 other
1001 Liberty Avenue               Investors, Inc.; Vice President, Federated Advisers,
Federated                       investment
Pittsburgh, PA                    Management, Federated Research, Federated Research Corp.,
Federated                  companies in
EXECUTIVE VICE PRESIDENT          Global Research Corp. and Passport Research, Ltd.; Executive
Vice                    the Fund
                                  President and Director, Federated Securities Corp.;
Trustee,                         Complex
                                  Federated Shareholder Services Company.


John W. McGonigle                 Executive Vice President and Secretary of the Federated
Fund              $       0  $0 for the
Birthdate: October 26, 1938       Complex; Executive Vice President, Secretary, and
Director,                          Trust and 56
Federated Investors Tower         Federated Investors, Inc.; Trustee, Federated Advisers,
Federated                    other
1001 Liberty Avenue               Management, and Federated Research; Director, Federated
Research                     investment
Pittsburgh, PA                    Corp. and Federated Global Research Corp.; Director,
Federated                       companies in
EXECUTIVE VICE PRESIDENT and      Services Company; Director, Federated Securities
Corp.                               the Fund

SECRETARY
Complex


Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice President -
Funds           $       0  $0 for the
Birthdate: June 17, 1954          Financial Services Division, Federated Investors, Inc.;
Formerly:                    Trust and 56
Federated Investors Tower         various management positions within Funds Financial
Services                         other
1001 Liberty Avenue               Division of Federated Investors,
Inc.                                                investment
Pittsburgh,
PA
companies in
TREASURER
the Fund

Complex


Richard B. Fisher*                President or Vice President of some of the Funds in the
Federated         $       0  $0 for the
Birthdate: May 17, 1923           Fund Complex; Director or Trustee of some of the Funds in
the                        Trust and 6
Federated Investors Tower         Federated Fund Complex; Executive Vice President,
Federated                          other
1001 Liberty Avenue               Investors, Inc.; Chairman and Director, Federated Securities
Corp.                   investment
Pittsburgh,
PA
companies in
VICE
PRESIDENT
the Fund

Complex


William D. Dawson, III            Chief Investment Officer of this Fund and various other Funds in
the      $       0  $0 for the
Birthdate: March 3, 1949          Federated Fund Complex; Executive Vice President,
Federated                          Trust and 41
Federated Investors Tower         Investment Counseling, Federated Global Research Corp.,
Federated                    other
1001 Liberty Avenue               Advisers, Federated Management, Federated Research, and
Passport                     investment
Pittsburgh, PA                    Research, Ltd.; Registered Representative, Federated
Securities                      companies in
CHIEF INVESTMENT OFFICER          Corp.; Portfolio Manager, Federated Administrative Services;
Vice                    the Fund
                                  President, Federated Investors, Inc.; Formerly: Executive
Vice                       Complex
                                  President and Senior Vice President, Federated Investment Counseling
                                  Institutional Portfolio Management Services Division; Senior Vice
                                  President, Federated Research Corp., Federated Advisers, Federated
                                  Management, Federated Research, and Passport Research, Ltd.


Mary Jo Ochson                    Senior Portfolio Manager and Vice President of eight
investment           $       0  $0 for the
Birthdate:  September 12, 1953    companies in the Federated Fund Complex; Senior Vice
President,                      Trust and 7
Federated Investors Tower         Federated Investment Counseling, Federated Advisers,
Federated                       other
1001 Liberty Avenue               Global Research Corp., Federated Management, Federated
Research,                     investment
Pittsburgh, PA                    Federated Research Corp. and Passport Research, Ltd.; Formerly:
Vice                 companies in
SENIOR PORTFOLIO MANAGER/VICE     President, Federated Advisers, Federated Management,
Federated                       the Fund
 PRESIDENT                        Research, Federated Research Corp. , Passport Research, Ltd.
and                     Complex
                                  Federated Global Research Corp.


Jeff A. Kozemchak                 Senior Portfolio Manager and Vice President of four
investment            $       0  $0 for the
Birthdate:  January 15, 1960      companies in the Federated Fund Complex; Vice President,
Federated                   Trust and 3
Federated Investors Tower         Investment Counseling, Federated Advisers, Federated Global
Research                 other
1001 Liberty Avenue               Corp., Federated Management, Federated Research, Federated
Research                  investment
Pittsburgh, PA                    Corp. and Passport Research, Ltd.; Formerly:  Assistant
Vice                         companies in
SENIOR PORTFOLIO MANAGER/VICE     President and Investment Analyst, Federated Research Corp.
and                       the Fund
 PRESIDENT                        Passport Research, Ltd. ; Assistant Vice President,
Federated                        Complex
                                  Advisers, Federated Management and Federated Research.

## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated.


The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting
services) necessary to operate the Fund.   Federated Services Company provides
these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


          Maximum                   Average Aggregate Daily Net
        Administrative Fee          Assets of the Federated Funds
        ------------------          -----------------------------
          .15 of 1%                   on the first $250 million
          .125 of 1%                  on the next $250 million
          .10 of 1%                   on the next $250 million
          .075 of 1%                on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended
October 31,                           1998                1997             1996
-------------------------------------------------------------------------------
Advisory Fee Earned             $1,810,446          $1,006,548         $856,487
Advisory Fee Reduction             397,073               294,305         297,835
Brokerage Commissions                 0                        0               0
Administrative Fee                 273,047               158,069         155,108
Shareholder Services Fee
 Institutional Service Shares                 0

Fees are allocated among Classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable Class of Shares.


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

HOW DOES THE FUND MEASURE PERFORMANCE?
================================================================================

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

Total returns given for the one-year, five-years and since inception periods ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended October 31, 1998.

Share Class                            7-Day Period   1 Year   5 Years   Since Inception on May 18, 1990
Institutional Service Shares
Total Return                                   --             3.04%        2.94%               3.16%
Yield                                            2.76%              --
--                            --
Effective Yield                             2.80%              --       --                            --
Tax-Equivalent Yield                   4.64%              --       --                            --


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by:
determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


                       TAXABLE YIELD EQUIVALENT FOR 1998

                            STATE OF MASSACHUSETTS
--------------------------------------------------------------------------------
    TAX BRACKET:
    FEDERAL             15.00%     28.00%        31.00%        36.00%     39.60%

    COMBINED FEDERAL
    AND STATE           27.00%     40.00%        43.00%        48.00%     51.60%

--------------------------------------------------------------------------------

    JOINT                   $1-   $42,351-     $102,301-     $155,951-     OVER
    RETURN              42,350    102,300       155,950       278,450   $278,450

    SINGLE                  $1-   $25,351-      $61,401-     $128,101-     OVER
    RETURN              25,350     61,400       128,100       278,450   $278,450

--------------------------------------------------------------------------------

TAX-EXEMPT
YIELD                                TAXABLE YIELD EQUIVALENT

--------------------------------------------------------------------------------
    1.50%                2.05%      2.50%         2.63%         2.88%      3.10%
    2.00%                2.74%      3.33%         3.51%         3.85%      4.13%
    2.50%                3.42%      4.17%         4.39%         4.81%      5.17%
    3.00%                4.11%      5.00%         5.26%         5.77%      6.20%
    3.50%                4.79%      5.83%         6.14%         6.73%      7.23%
    4.00%                5.48%      6.67%         7.02%         7.69%      8.26%
    4.50%                6.16%      7.50%         7.89%         8.65%      9.30%
    5.00%                6.85%      8.33%         8.77%         9.62%     10.33%
    5.50%                7.53%      9.17%         9.65%        10.58%     11.36%
    6.00%                8.22%     10.00%        10.53%        11.54%     12.40%


    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


   . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

   . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

   . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?
================================================================================


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW
Municipal Funds
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.


Government Funds

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.


The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW

Institutional Clients

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Investment Ratings
--------------------------------------------------------------------------------

APPENDIX

Standard & Poor's Short-Term Municipal Obligation Ratings

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Moody's Investors Service, Inc., Short-Term Municipal Obligation Ratings

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings

P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Fitch Investors Service, L.P. Short-Term Debt Rating Definitions

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



ADDRESSES
================================================================================

Massachusetts Municipal Cash Trust
Institutional Service Shares     Federated Investors Funds
                                 5800 Corporate Drive
                                 Pittsburgh, PA 15237-7000

--------------------------------------------------------------------------------

Distributor
Federated Securities Corp.       Federated Investors Tower
                                 1001 Liberty Avenue,
                                 Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Investment Adviser
Federated Management             Federated Investors Tower
                                 1001 Liberty Avenue,
                                 Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Custodian
State Street Bank and Trust Company  P.O. Box 8600
                                 Boston, MA 02266-8600

--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company  P.O. Box 8600
                                 Boston, MA 02266-8600

--------------------------------------------------------------------------------

Independent Auditors
Arthur Andersen  LLP  225 Franklin Street
                                 Boston, MA  02110-2812

--------------------------------------------------------------------------------




PROSPECTUS

Maryland Municipal Cash Trust

A Portfolio of Federated Municipal Trust


A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998



CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which

the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  9

Financial Information  10

Report of Independent Public Accountants  21

Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Maryland state and local income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE


[Graphic representation omitted.  Please see Appendix B3.]



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998, was 2.26%.

Within the period shown in the Chart, the Fund's highest quarterly return was 0.89% (quarter ended June 30, 1995). Its lowest quarterly return was 0.72% (quarter ended March 31, 1997).

The Fund's Seven-Day Net Yield as of 12/31/1997, was 3.46%.


The following table represents the Fund's Average Annual Total Return through 12/31/1997.



CALENDAR PERIOD          FUND
1 Year                   3.13%
Start of Performance 1   3.14%



1 The Fund's start of performance date was May 9, 1994.

Investors may call the Fund at 1-800-341-7400 to acquire the

Seven-Day Net Yield.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

MARYLAND MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when you buy, hold, and redeem Shares of the Fund.




SHAREHOLDER
FEES
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed on Purchases (as
a
percentage of offering
price)                                                                                   None
Maximum Deferred Sales Charge (Load) (as a percentage
of
original purchase price or redemption
proceeds,
as
applicable)
None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends
(and other
Distributions)
(as a percentage of offering
price)                                                                             None
Redemption Fee (as a percentage of amount redeemed,
if
applicable)
None
Exchange
Fee
None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee
2                                                                                                0.50%
Distribution (12b-1)
Fee                                                                                        None
Shareholder Services Fee
3                                                                                      0.25%
Other
Expenses
0.46%
Total Annual Fund Operating
Expenses                                                                            1.21%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the
Fund actually paid for the fiscal year ended October 31,
1998.
 Waiver of Fund
Expenses                                                                                        0.51%
 Total Actual Annual Fund Operating Expenses (after
waivers)                                                    0.70%

2 The Adviser voluntarily waived the management fee. The Adviser can terminate this voluntary waiver at any time. There was no management fee paid by the Fund (after the voluntary waiver) for the year ended October 31, 1998.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.24% for the year ended October 31, 1998.



EXAMPLE



The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming no redemption    $123      $384      $665     $1,466




What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Maryland state and local income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES



Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.



MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations prior to collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Maryland. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?



The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-Maryland taxpayers because it invests in Maryland tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company



P.O. Box 8600

Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:



Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.



Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:



Federated Shareholder Services Company



P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:



Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.



CHECKWRITING



You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.



Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Maryland state and local income tax to the extent they are derived from interest on obligations exempt from Maryland state and local income tax. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights

(For a share outstanding throughout each period)



Reference is made to the Report of Independent Public Accountants on page
21.


YEAR ENDED OCTOBER 31                      1998         1997         1996         1995         1994    1
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03         0.03         0.03         0.03         0.01
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)       (0.03)       (0.03)       (0.03)       (0.01)
NET ASSET VALUE, END OF PERIOD              $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 2                                3.05%        3.10%        3.11%        3.36%        1.30%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                      0.70%        0.69%        0.65%        0.65%        0.46%  3
Net investment income                         3.00%        3.05%        3.09%        3.30%        2.68%  3
Expense waiver/reimbursement 4                0.51%        0.63%        0.65%        0.50%        0.53%  3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $66,136      $45,575      $54,286      $51,400      $56,275



1 Reflects operations for the period from May 9, 1994 (date of initial public investment) to October 31, 1994. For the period from April 25, 1994 (start of business) to May 9, 1994, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments



October 31, 1998


PRINCIPAL
AMOUNT                                                                              VALUE
                SHORT-TERM MUNICIPALS-101.3% 1
                MARYLAND-99.2%
  $ 2,000,000   Anne Arundel County, MD, 3.65% TOBs (Baltimore Gas &
                Electric Co.), Optional Tender
                6/30/1999                                                         $  2,000,000
    2,000,000   Anne Arundel County, MD, EDRB (Series 1988), 3.05% CP
                (Baltimore Gas & Electric Co.), Mandatory Tender 3/8/1999            2,000,000
    3,775,000   Anne Arundel County, MD, Economic Development Revenue Bonds
                (Series 1996) Weekly VRDNs (Atlas Container Corp. Project)/
                (Mellon Bank N.A., Pittsburgh LOC)                                   3,775,000
    2,175,000   Baltimore County, MD IDA, (Series 1994A) Weekly VRDNs (Pitts
                Realty Limited Partnership)/(PNC National Bank, Delaware
                LOC)                                                                 2,175,000
    2,100,000   Baltimore County, MD Port Facility Monthly VRDNs (Occidental
                Petroleum Corp.)/(Morgan Guaranty Trust Co., New York LOC)           2,100,000
    1,750,000   Baltimore County, MD, Revenue Bonds (1994 Issue) Weekly
                VRDNs (Direct Marketing Associates, Inc. Facility)/(First
                National Bank of Maryland, Baltimore LOC)                            1,750,000
    2,700,000   Baltimore, MD PCR Weekly VRDNs (SCM Plants, Inc.)/(Barclays
                Bank PLC, London LOC)                                                2,700,000
      650,000   Baltimore, MD, 8.90% Bonds (MBIA INS), 10/15/1999                      684,489
    1,100,000   Carroll County, MD, Variable Rate Economic Development
                Refunding Revenue Bonds (Series 1995B) Weekly VRDNs (Evapco,
                Inc. Project)/(Nationsbank of Maryland, N.A. LOC)                    1,100,000
    1,000,000   Frederick County, MD, 7.20% Bonds (United States Treasury
                PRF), 4/1/1999 (@102)                                                1,034,170
    2,170,000   Harford County, MD, EDRB (Series 1996) Weekly VRDNs (Citrus
                and Allied Essences Ltd.)/(First National Bank of Maryland,
                Baltimore LOC)                                                       2,170,000
    2,750,000   Maryland EDC, Tax Exempt Adjustable Mode IDRB's (Series
                1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Wachovia
                Bank of NC, N.A., Winston-Salem LOC)                                 2,750,000
    2,000,000   Maryland Health & Higher Educational Facilities Authority,
               (Series 1998A) Weekly VRDNs (Charlestown Community)/(First
                Union National Bank, Charlotte, N.C. LOC)                            2,000,000
    3,000,000   Maryland Health & Higher Educational Facilities Authority,
                Revenue Bonds (Series 1994) Weekly VRDNs (University
                Physicians, Inc.)/(First National Bank of Maryland,
                Baltimore LOC)                                                       3,000,000
    3,305,000   Maryland State Community Development Administration, (PA-
                170) Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)         3,305,000
    1,935,000   Maryland State Community Development Administration, (Series
                1990A) Weekly VRDNs (College Estates)/(First National Bank
                of Maryland, Baltimore LOC)                                          1,935,000
    5,000,000   Maryland State Community Development Administration, (Series
                1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/
                (Nationsbank, N.A., Charlotte LOC)                                   5,000,000
    1,800,000   Maryland State Energy Financing Administration, Annual
                Tender Solid Waste Disposal Revenue Refunding Bonds, 4.20%
                TOBs (Nevamar Corp.)/(International Paper Co. GTD), Optional
                Tender 9/1/1999                                                      1,800,000
    3,000,000   Maryland State Energy Financing Administration, IDRB (Series
                1988) Weekly VRDNs (Morningstar Foods, Inc.)/(First Union
                National Bank, Charlotte, N.C. LOC)                                  3,000,000
    2,500,000   Maryland State Energy Financing Administration, Limited
                Obligation Variable Rate Demand Revenue Bonds (Series 1996)
                Weekly VRDNs (Keywell L.L.C.)/(Bank of America, IL LOC)              2,500,000
    1,000,000   Maryland State IDFA, Economic Development Revenue Bonds
                (Series 1996) Weekly VRDNs (Townsend Culinary, Inc.)/
                (SunTrust Bank, Atlanta LOC)                                         1,000,000
PRINCIPAL
AMOUNT                                                                              VALUE
                SHORT-TERM MUNICIPALS-continued 1
                MARYLAND-CONTINUED
 $  3,300,000   Maryland State IDFA, Economic Development Revenue Refunding
                Bonds (Series 1994) Weekly VRDNs (Johnson Controls, Inc.)        $   3,300,000
    1,000,000   Maryland State IDFA, Limited Obligation Economic Development
                Revenue Bonds (Series 1994) Weekly VRDNs (Rock-Tenn
                Converting Co.)/(SunTrust Bank, Atlanta LOC)                         1,000,000
    3,000,000   Montgomery County, MD, EDR Weekly VRDNs (Howard Hughes
                Medical Center)                                                      3,000,000
    1,390,000   Prince George's County, MD, 6.125% Bonds, 1/15/1999                  1,396,709
    1,345,000   Prince George's County, MD, Equipment Acquisition Program,
                3.50% Bonds (MBIA INS),
                11/1/1999                                                            1,348,241
    1,100,000   Prince George's County, MD, IDRB (Series 1993), 3.90% TOBs
                (International Paper Co.), Optional Tender 7/15/1999                 1,100,000
    1,000,000   Prince George's County, MD, Series A, 6.60% Bonds, 2/1/1999          1,006,937
    2,640,000   Queen Annes County, MD Economic Development Revenue, (Series
                1994), 3.80% TOBs (Safeway, Inc.)/(Bankers Trust Co., New
                York LOC), Mandatory Tender 12/1/1998                                2,640,000
    3,000,000   Wicomico County, MD, EDRB (Series 1994) Weekly VRDNs (Field
                Container Co. L.P.)/(Northern Trust Co., Chicago, IL LOC)            3,000,000
                Total                                                               65,570,546
                PUERTO RICO-2.1%
    1,400,000   Puerto Rico Industrial, Medical & Environmental PCA, (Series
                1983A), 3.60% TOBs (Reynolds Metals Co.)/(ABN AMRO Bank
                N.V., Amsterdam LOC), Optional Tender 9/1/1999                       1,400,000
                Total Investments (at amortized cost) 2                          $  66,970,546



  Securities that are subject to Alternative Minimum Tax represents 52.2% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)




FIRST TIER    SECOND TIER
95.67%        4.33%



2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($66,136,320) at October 31, 1998.

The following acronyms are used throughout this portfolio:




CP    -Commercial Paper
EDC   -Economic Development Commission
EDR   -Economic Development Revenue
EDRB  -Economic Development Revenue Bonds
GTD   -Guaranty
IDA   -Industrial Development Authority
IDRB  -Industrial Development Revenue Bond
IDFA  -Industrial Development Finance Authority
INS   -Insured
LIQ   -Liquidity Agreement
LOC   -Letter of Credit
MBIA  -Municipal Bond Investors Assurance
PCA   -Pollution Control Authority
PCR   -Pollution Control Revenue
PLC   -Public Limited Company
PRF   -Prerefunded
TOBs  -Tender Option Bonds
VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



October 31, 1998




ASSETS:
Total investments in securities, at amortized cost and value                      $ 66,970,546
Cash                                                                                   211,087
Income receivable                                                                      340,190
Receivable for shares sold                                                                 940
Deferred organizational costs                                                            6,616
Other Assets                                                                             4,862
Total assets                                                                        67,534,241
LIABILITIES:
Payable for investments purchased                                 $ 1,348,764
Income distribution payable                                            22,288
Accrued expenses                                                       26,869
Total liabilities                                                                    1,397,921
Net Assets for 66,136,320 shares outstanding                                      $ 66,136,320
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
SHARE:
$66,136,320 / 66,136,320 shares outstanding                                              $1.00




See Notes which are an integral part of the Financial Statements

Statement of Operations



Year Ended October 31, 1998


INVESTMENT INCOME:
Interest                                                                                       $ 2,129,415
EXPENSES:
Investment advisory fee                                                       $  287,116
Administrative personnel and services fee                                        125,001
Custodian fees                                                                     1,213
Transfer and dividend disbursing agent fees and expenses                          23,546
Directors'/Trustees' fees                                                          1,022
Auditing fees                                                                     12,000
Legal fees                                                                        10,315
Portfolio accounting fees                                                         41,306
Shareholder services fee                                                         143,558
Share registration costs                                                          29,283
Printing and postage                                                              12,949
Insurance premiums                                                                 5,535
Miscellaneous                                                                      4,502
Total expenses                                                                   697,346
WAIVERS:
Waiver of investment advisory fee                            $ (287,116)
Waiver of shareholder services fee                               (5,742)
Total waivers                                                                   (292,858)
Net expenses                                                                                       404,488
Net investment income                                                                         $  1,724,927




See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31                                              1998                 1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $    1,724,927       $    1,396,308
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                             (1,724,927)          (1,396,308)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        162,453,813          143,776,753
Net asset value of shares issued to shareholders in payment
of distributions declared                                             1,432,310            1,155,608
Cost of shares redeemed                                            (143,324,566)        (153,643,401)
Change in net assets resulting from share transactions               20,561,557           (8,711,040)
Change in net assets                                                 20,561,557           (8,711,040)
NET ASSETS:
Beginning of period                                                  45,574,763           54,285,803
End of period                                                    $   66,136,320       $   45,574,763





See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1998, capital paid-in aggregated $66,136,320. Transactions in shares were as follows:



YEAR ENDED OCTOBER 31                                        1998             1997
Shares sold                                                   162,453,813      143,776,753
Shares issued to shareholders in payment of distributions
declared                                                        1,432,310        1,155,608
Shares redeemed                                              (143,324,566)    (153,643,401)
Net change resulting from share transactions                   20,561,557       (8,711,040)



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/ or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $45,952 were borne initially by the Adviser. The fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (of affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $122,245,000 and $101,540,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 68.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.2% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST OF

MARYLAND MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Maryland Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and the broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Maryland Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998

[Graphic]

PROSPECTUS

Maryland Municipal Cash Trust

A Portfolio of Federated Municipal Trust

December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at

1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call

1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]
 Maryland Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229774

G00105-01-A (12/98)



[Graphic]


STATEMENT OF ADDITIONAL INFORMATION

Maryland Municipal Cash Trust

A Portfolio of Federated Municipal Trust




This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Maryland Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.

                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests

                              How is the Fund Sold?

                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses

DECEMBER 31, 1998


[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

Cusip 314229774

G00105-02-B (12/98)

How is the Fund Organized?


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established one class of shares of the Fund (Shares).



Securities in Which the Fund Invests


SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds

General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investment Ratings

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and Maryland state and local income tax. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.

Lending Cash or Securities

The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Maryland municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations, and its Declaration of Trust.

Investing in Commodities

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not purchase securities, if as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days notice.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.





Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating service, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Shares: First Union Capital Markets Corp., Charlotte, North Carolina, owned approximately 23,321,136 Shares (34.09%); Arthur L. Smith, Baltimore, Maryland, owned approximately 3,621,520 Shares (5.29%); and Farmers & Co., Frederick, Maryland, owned approximately 5,862,613 Shares (8.57%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


Tax Information

FEDERAL INCOME TAX

The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.



STATE TAXES

Under existing Maryland laws, distributions made by the Fund will not be subject to Maryland state or local income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on tax-exempt obligations of Maryland or its political subdivisions or authorities; (ii) interest on obligations of the United States or an authority, commission, instrumentality, possession or territory of the United States; or (iii) gain realized by the Fund from the sale or exchange of bonds issued by Maryland, a political subdivision of Maryland, or the United States government (excluding obligations issued by the District of Columbia, a territory or possession of the United States, or a department, agency, instrumentality, or political subdivision of the District, territory or possession). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Maryland income taxes.


Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name
Total
Birthdate
Aggregate           Compensation From
Address                          Principal Occupations
Compensation        Trust and Fund
Position With Trust              for Past 5 Years                                            From
Trust          Complex
------------------------------------------------------------------------------------------------------------------------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of
$0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and
Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and
Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management,
and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director,
Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee,
Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior
Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group,
Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee,
University                             companies in the
                                 of
Pittsburgh.                                                                  Fund Complex


John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation;
Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates,
Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real
estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly:
President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and
Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive
Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman
and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank
Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes,
Inc.                                                      companies in the

Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany
Fund,                           Trust and
571 Hayward Mill Road
Inc.                                                                            56 other
Concord,
MA
investment
TRUSTEE                          Retired: President, Boston Stock Exchange,
Inc.;                                companies in the
                                 Regional Administrator, United States Securities
and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of
Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh
Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist,
and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore
Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia
Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny &
Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.;
formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western
Region;                               investment
Kochuba                          Partner, Meyer and
Flaherty.                                                    companies in the
205 Ross
Street
Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth
of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State
Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street
Corporation.                            investment
Palm Beach,
FL
companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA
International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne
University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica &
Murray.                                           56 other
President,
Duquesne
investment
University                       Retired: Dean and Professor of Law, University
of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of
Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics,
Athens;                                   Trust and
1925                             Professor, International Politics;
Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment
for                                     investment
University of Pittsburgh         International Peace, RAND Corporation,
Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National
Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.


Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference
Planning.                                 Trust and
4905 Bayard
Street                                                                                               56
other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company
of                             investment
TRUSTEE                          America; business
owner.                                                        companies in the

Fund Complex
Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,
$0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities
Corp.                                                      and
Federated Investors
Tower                                                                                        8 other
investment
1001 Liberty
Avenue
companies in the
Pittsburgh,
PA                                                                                                   Fund
Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the
$0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of
some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex;
President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.;
President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers,
Federated                                      companies in the
EXECUTIVE VICE PRESIDENT         Management, and Federated Research; President
and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the
$0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive
Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in
the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman,
Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated
Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the
$0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice
President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors,
Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated
Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated
Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.;
Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice
$0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services
Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly:
various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial
Services                            investment
Pittsburgh, PA                   Division of Federated Investors,
Inc.                                           companies in the
TREASURER
Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in
$0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee
of                              and
Federated Investors Tower        some of the Funds in the Federated Fund
Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors,
Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities
Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various
$0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex;
Executive                            and
Federated Investors Tower        Vice President, Federated Investment
Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated
Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research,
and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered
Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight
$0     $0 for the
Birthdate:  September 12,        investment companies in the Federated Fund
Complex;                             Trust and
1953                             Senior Vice President, Federated
Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated
Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management,
Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four
$0     $0 for the
Birthdate:  January 15, 1960     investment companies in the Federated Fund
Complex;                             Trust and
Federated Investors Tower        Vice President, Federated Investment
Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research
Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research,
Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.


## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum                     Average Aggregate Daily
Administrative Fee          Net Assets of the Federated Funds
-----------------------------------------------------------------
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended
October 31,                     1998         1997         1996
----------------------------------------------------------------
Advisory Fee Earned         $287,116     $229,262     $237,399
----------------------------------------------------------------
Advisory Fee Reduction       287,116      229,262      237,399
----------------------------------------------------------------
Brokerage Commissions              0            0            0
----------------------------------------------------------------
Administrative Fee           125,001      125,000      125,000
----------------------------------------------------------------
Shareholder Services Fee     137,816         ----         ----
----------------------------------------------------------------


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, and since inception periods ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended October 31, 1998.


Share Class                 7-Day Period          1 Year                  Since Inception
                                                                          on May 9, 1994
------------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    3.05%                   3.11%
------------------------------------------------------------------------------------------------------------------------------------
Yield                       2.54%                 --                      --
Effective Yield             2.58%                 --                      --
Tax-Equivalent Yield        4.90%                 --                      --
------------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


                                                     TAXABLE YIELD EQUIVALENT FOR 1998
                                                               STATE OF MARYLAND
------------------------------------------------------------------------------------------------------------------------------------
        TAX BRACKET:

        FEDERAL:            15.00%        28.00%             31.00%               36.00%
39.60%



        COMBINED

        FEDERAL

        AND STATE:          22.00%        35.00%             38.75%               43.75%
47.35%


------------------------------------------------------------------------------------------------------------------------------------


        JOINT                   $1-      $42,351-           $102,301-            $155,951-
OVER

        RETURN              42,350        102,300            155,950              278,450
$278,450



        SINGLE                  $1-      $25,351-           $61,401-             $128,101-
OVER

        RETURN              25,350        61,400             128,100              278,450
$278,450


------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt

Yield                                       Taxable Yield Equivalent


------------------------------------------------------------------------------------------------------------------------------------
           1.50%            1.92%          2.31%             2.45%               2.67%               2.85%

           2.00%            2.56%          3.08%             3.27%               3.56%               3.80%

           2.50%            3.21%          3.85%             4.08%               4.44%               4.75%

           3.00%            3.85%          4.62%             4.90%               5.33%               5.70%

           3.50%            4.49%          5.38%             5.71%               6.22%               6.65%

           4.00%            5.13%          6.15%             6.53%               7.11%               7.60%

           4.50%            5.77%          6.92%             7.35%               8.00%               8.55%

           5.00%            6.41%          7.69%             8.16%               8.89%               9.50%

           5.50%            7.05%          8.46%             8.98%               9.78%              10.45%

           6.00%            7.69%          9.23%             9.80%              10.67%              11.40%



        Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 .   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 .   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 .   discussions of economic, financial
    and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 .   information about the mutual fund industry from sources such as the
    Investment Company Institute.


The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



Who is Federated Investors, Inc.?


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



Corporate Bond Funds
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.


Government Funds
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Investment Ratings

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL
OBLIGATION RATINGS

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



Addresses


MARYLAND MUNICIPAL CASH TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812




PROSPECTUS

Michigan Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.December 31, 1998



DECEMBER 31, 1998

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which

the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  10

Financial Information  11



Report of Independent Public Accountants  25



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Michigan state income and intangibles tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE


[Graphic] - See Appendix A-3



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares Class on a yearly basis.



The Fund's Institutional Shares are not sold subject to a sales charge
(load). Hence, the total returns displayed above are based upon the net asset value.



The Fund's Institutional Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.49%.

Within the period shown in the Chart, the Fund's highest quarterly return was 0.90% (quarter ended June 30, 1997). Its lowest quarterly return was 0.78% (quarter ended March 31, 1997).

The Fund's Institutional Shares Seven-Day Net Yield as of 12/31/97 was
3.75%.
The following table represents the Fund's Institutional Shares Average Annual Total Return through 12/31/97.

CALENDAR PERIOD              FUND
1 Year                       3.47%
Start of Performance 1       3.41%

1 The Fund's start of performance date was March 2, 1996.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.



While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

MICHIGAN MUNICIPAL CASH TRUST

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Shares.


SHAREHOLDER
FEES
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed on Purchases (as
a
percentage of offering
price)                                                                                 None
Maximum Deferred Sales Charge (Load) (as a percentage
of
original purchase price or redemption proceeds, as
applicable)                                                None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends
(and other Distributions) (as a percentage of offering
price)                                                 None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                            None
Exchange
Fee
None


ANNUAL FUND OPERATING EXPENSES (Before Waivers)
1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee
2                                                                                              0.50%
Distribution (12b-1)
Fee                                                                                      None
Shareholder Services Fee
3                                                                                    0.25%
Other
Expenses
0.23%
Total Annual Fund Operating
Expenses                                                                          0.98%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived
certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal
year ended October 31, 1998.

 Waiver of Fund
Expenses                                                                                      0.58%

 Total Actual Annual Operating Expenses (after
waivers)                                                       0.40%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary
waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.17% for the year ended October 31, 1998.

3 The shareholder services fee for Institutional Shares has been voluntarily waived. This voluntary waiver
can be terminated at any time. There was no shareholder services fee paid by the Fund (after the voluntary waiver) for the year ended October 31, 1998.




EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares' operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
Expenses assuming
no redemption            $100      $312      $542      $1,201



WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income tax imposed by the State of Michigan. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


TAX-EXEMPT SECURITIES


Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.



VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.



MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects before issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Michigan. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan tax-exempt securities. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).




HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.



BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or



* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.



BY MAIL



You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICES to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317


All requests must include:
* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;


* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATION AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Michigan state personal income tax to the extent they are derived from interest on obligations exempt from Michigan personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited finanical statements, is included in this prospectus.



FINANCIAL HIGHLIGHTS-INSTITUTIONAL SHARES

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page 25.

YEAR ENDED OCTOBER 31                        1998        1997        1996 1
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                3.36%       3.43%       2.19%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                      0.40%       0.40%       0.37%  3
Net investment income                         3.31%       3.39%       3.40%  3
Expense waiver/reimbursement 4                0.58%       0.66%       0.89%  3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $19,564     $13,370     $11,614


1 Reflects operations for the period from March 2, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio Of Investments

October 31, 1998


PRINCIPAL
AMOUNT                                                                                   VALUE
                  Short-Term Municipals-100.0% 1
                  MICHIGAN-98.5%
 $  5,000,000     ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)
                  Series 1998-11 Weekly VRDNs (DeWitt, MI Public Schools)/(FSA
                  INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)                           $  5,000,000
    2,000,000     Ann Arbor, MI Public School District, 4.75% Bonds, 5/1/1999           2,017,224
    3,900,000     Auburn Hills, MI EDC, Limited Obligation Multi-Option
                  Revenue Bonds (Series 1995) Weekly VRDNs (Suburban Tool,
                  Inc.)/(Huntington National Bank, Columbus, OH LOC)                    3,900,000
      909,000     Battle Creek, MI Economic Development Corporation, Limited
                  Obligation Economic Development Revenue Refunding Bonds
                  (Series 1992) Weekly VRDNs (Michigan Carton & Paperboard
                  Co.)/(American National Bank, Chicago LOC)                              909,000
    1,375,000     Bedford Township, MI Economic Development Corp., EDRB
                  (Series 1985) Weekly VRDNs (Form-Tech Steel Inc.)/(KeyBank,
                  N.A. LOC)                                                             1,375,000
    2,285,000     Berrien County, MI Economic Development Corp., Economic
                  Development Refunding Revenue Bonds (Series 1992) Weekly
                  VRDNs (Arlington Metals Corp.)/(American National Bank,
                  Chicago LOC)                                                          2,285,000
    4,475,000     Bruce Township, MI Hospital Finance Authority, Adjustable
                  Rate Tender Securities (Series 1988B), 3.75% TOBs (Sisters
                  of Charity Health Care System)/(MBIA INS)/(Morgan Guaranty
                  Trust Co., New York LIQ), Optional Tender 11/2/1998                   4,475,000
    1,375,000     Clarkston Community Schools, MI, 5.50% Bonds, 5/1/1999                1,387,596
    5,000,000     Clarkston Community Schools, MI, PA-175 Weekly VRDNs (MBIA
                  INS)/(Merrill Lynch Capital Services, Inc. LIQ)                       5,000,000
      650,000     Dearborn, MI Economic Development Corp., (Series 1990)
                  Weekly VRDNs (Exhibit Productions, Inc. Project)/(First of
                  America Bank, N.A. LOC)                                                 650,000
      500,000     Dexter, MI Community Schools, School Building and Site Bonds
                  (1998), 3.80% Bonds (FGIC INS), 5/1/1999                                500,000
    1,000,000     Grand Rapids, MI Water Supply System, Series 1993 Weekly
                  VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)  1,000,000
    1,655,000     Ingham County, MI Building Authority, 3.90% Bonds (AMBAC
                  INS), 11/1/1998                                                       1,655,000
    1,455,000     Ingham County, MI Economic Development Corp., Adjustable
                  Demand Limited Obligation Revenue Bonds (Series 1995) Weekly
                  VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One,
                  Indiana, N.A. LOC)                                                    1,455,000
    1,500,000     Jackson County, MI Public Schools, State Aid Note (Series
                  1998B), 4.25% Bonds (Comerica Bank, Detroit, MI LOC), 7/2/1999        1,505,772
    5,850,000     Kalamazoo, MI City School District, State Aid Note, (Series
                  1998C), 3.75% BANs (First of America Bank, N.A. LOC), 9/16/1999       5,867,278
    5,000,000  2  Kalamazoo, MI Hospital Finance Authority, PT-189, 3.70% TOBs
                  (Bronson Methodist Hospital)/(MBIA INS)/(Bayerische
                  Hypotheken-Und Wechsel-Bank Ag LIQ), Optional Tender 5/13/1999        5,000,000
    4,500,000     Kalamazoo, MI, 3.70% TANs, 12/1/1998                                  4,500,743
PRINCIPAL
AMOUNT                                                                                   VALUE
                  Short-Term Municipals-Continued 1
                  MICHIGAN-CONTINUED
$     500,000     Lansing, MI Sewer Disposal System, 3.35% Bonds (FSA INS),
                  5/1/1999                                                           $    500,000
    1,400,000     Macomb County, MI Community College District, Community
                  College Bonds, (Series 1998), 3.70% Bonds, 5/1/1999                   1,398,958
    3,400,000     Michigan Higher Education Student Loan Authority, (Series
                  XII-D) Weekly VRDNs (AMBAC INS)/(Kredietbank N.V., Brussels
                  LIQ)                                                                  3,400,000
    1,400,000     Michigan Higher Education Student Loan Authority, Refunding
                  Revenue Bonds (Series X11-B) Weekly VRDNs (AMBAC INS)/
                  (Kredietbank N.V., Brussels LIQ)                                      1,400,000
    3,100,000     Michigan Job Development Authority, Limited Obligation
                  Revenue Bonds Weekly VRDNs (Andersons Project)/(Credit
                  Lyonnais, Paris LOC)                                                  3,100,000
    5,000,000     Michigan State Building Authority, (Series 1), 3.30% CP
                  (Canadian Imperial Bank of Commerce, Toronto LOC), Mandatory
                  Tender 2/9/1999                                                       5,000,000
    4,950,000     2 Michigan State Hospital Finance Authority, (Series 1993A)
                  PT-169, 3.80% TOBs (St. John Hospital, MI)/(AMBAC INS)/
                  (Banco Santander SA LIQ), Mandatory Tender 5/6/1999                   4,950,000
      775,000     Michigan State Hospital Finance Authority, (Series 1998A),
                  4.10% Bonds (Hackley Hospital Obligated Group), 5/1/1999                775,000
   11,200,000     Michigan State Hospital Finance Authority, (Series A) Weekly
                  VRDNs (OSF Health Care Systems)                                      11,200,000
    3,185,000     Michigan State Housing Development Authority, (Series 1990A)
                  Weekly VRDNs (FSA INS)/(CDC Municipal Products, Inc. LIQ)             3,185,000
    3,695,000     Michigan State Housing Development Authority, MERLOTs
                  (Series G) Weekly VRDNs (MBIA INS)/(Corestates Bank N.A.,
                  Philadelphia, PA LIQ)                                                 3,806,293
    2,100,000     Michigan State Housing Development Authority, Revenue Bonds
                  (Series A), 3.30% CP (Landesbank Hessen-Thueringen,
                  Frankfurt LOC), Mandatory Tender 1/21/1999                            2,100,000
    2,000,000     Michigan State Trunk Line, (Series A), 7.00% Bonds (United
                  States Treasury PRF),
                  8/15/1999 (@102)                                                      2,095,839
    1,800,000     Michigan State, 6.50% Bonds, 12/1/1998                                1,804,175
    2,000,000     Michigan Strategic Fund Weekly VRDNs (Tesco Engineering)/
                  (Bank of Tokyo-Mitsubishi Ltd. LOC)                                   2,000,000
    5,895,000     Michigan Strategic Fund Weekly VRDNs (United Fixtures Co.)/
                  (Bankers Trust Co., New York LOC)                                     5,895,000
    6,000,000     Michigan Strategic Fund, (Series 1989) Weekly VRDNs (Hi-Lex
                  Controls Inc.)/
                  (Bank of Tokyo-Mitsubishi Ltd. LOC)  6,000,000
    5,620,000     Michigan Strategic Fund, (Series 1991) Weekly VRDNs (AGA
                  Gas, Inc.)/(Svenska Handelsbanken, Stockholm LOC)                     5,620,000
      800,000     Michigan Strategic Fund, (Series 1995) Weekly VRDNs (Rood
                  Industries, Inc. Project)/(NBD Bank, Michigan LOC)                      800,000
    2,200,000     Michigan Strategic Fund, (Series 1998) Weekly VRDNs
                  (Wolverine Printing)/(Huntington National Bank, Columbus, OH
                  LOC)                                                                  2,200,000
    1,500,000     Michigan Strategic Fund, Adjustable Rate Demand IDRB's
                  Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National
                  Bank, Columbus, OH LOC)                                               1,500,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                  Short-Term Municipals-Continued 1
                  MICHIGAN-CONTINUED
$   1,530,000     Michigan Strategic Fund, Adjustable Rate Demand Notes
                  (Series 1998) Weekly VRDNs (Wolverine Leasing)/(Huntington
                  National Bank, Columbus, OH LOC)                                   $  1,530,000
    2,500,000     Michigan Strategic Fund, Adjustable Rate Limited Obligation
                  Revenue and Revenue Refunding Bonds (Series 1996) Weekly
                  VRDNs (C-Tec, Inc.)/(SunTrust Bank, Atlanta LOC)                      2,500,000
    7,000,000     Michigan Strategic Fund, Limited Obligation PCR Bonds
                  (Series 1993) Weekly VRDNs (Allied-Signal, Inc.)                      7,000,000
      850,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1995) Weekly VRDNs (Rowe Thomas Company Project)/
                  (Comerica Bank, Detroit, MI LOC)                                      850,000
    1,300,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1994) Weekly VRDNs (Wilkie Metal Products, Inc.)/
                  (Norwest Bank Minnesota, N.A. LOC)                                    1,300,000
    3,945,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1995) Weekly VRDNs (Bear Lake Associates Project)/
                  (Old Kent Bank & Trust Co., Grand Rapids LOC)                         3,945,000
      775,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1995) Weekly VRDNs (Hercules Drawn Steel Corporation
                  Project)/(KeyBank, N.A. LOC)                                            775,000
    3,675,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1995) Weekly VRDNs (J.R. Automation Technologies
                  Project)/(Old Kent Bank & Trust Co., Grand Rapids LOC)                3,675,000
      910,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1995) Weekly VRDNs (RSR Project)/(Old Kent Bank &
                  Trust Co., Grand Rapids LOC)                                            910,000
    8,500,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1995) Weekly VRDNs (United Waste Systems, Inc.)/
                  (Bank of America, IL LOC)                                             8,500,000
    4,710,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1995) Weekly VRDNs (Wayne Disposal-Oakland, Inc.
                  Project)/(Comerica Bank, Detroit, MI LOC)                             4,710,000
      800,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1996) Weekly VRDNs (ACI Properties, L.L.C. Project)/
                  (Comerica Bank, Detroit, MI LOC)                                        800,000
      865,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1996) Weekly VRDNs (Akemi, Inc.)/(Comerica Bank,
                  Detroit, MI LOC)                                                        865,000
      950,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1996) Weekly VRDNs (Echo Properties, L.L.C.
                  Project)/(Comerica Bank, Detroit, MI LOC)                               950,000
    2,300,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1996) Weekly VRDNs (G & T Real Estate Investments
                  Co., L.L.C.)/(NBD Bank, Michigan LOC)                                 2,300,000
      920,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/
                  (Comerica Bank, Detroit, MI LOC)                                        920,000
    3,000,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1996) Weekly VRDNs (RMT Woodworth, Inc.)/(Comerica
                  Bank, Detroit, MI LOC)                                                3,000,000
    3,675,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1997) Weekly VRDNs (Enprotech Mechanical Services,
                  Inc.)/(Michigan National Bank, Farmington Hills LOC)                  3,675,000
    1,350,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  (Series 1997A) Weekly VRDNs (EPI Printers, Inc.)/(Comerica
                  Bank, Detroit, MI LOC)                                                1,350,000
    5,460,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                  Weekly VRDNs (Hess Industries, Inc.)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                  5,460,000
    1,610,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds,
                  (Series 1995) Weekly VRDNs (Welch Properties Project)/(Old
                  Kent Bank & Trust Co., Grand Rapids LOC)                              1,610,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                  Short-Term Municipals-Continued 1
                  MICHIGAN-CONTINUED
$   2,025,000     Michigan Strategic Fund, Variable Rate Demand Limited
                  Obligation Revenue Bonds (Series 1996) Weekly VRDNs (R.H.
                  Wyner Associates, Inc.)/(State Street Bank and Trust Co.
                  LOC)                                                               $  2,025,000
    2,450,000     Michigan Strategic Fund, Variable Rate Demand Limited
                  Obligation Revenue Bonds (Series 1998) Weekly VRDNs (Monroe
                  Publishing Co.)/(Comerica, Inc. LOC)                                  2,450,000
    3,995,000     Monroe County, MI Pollution Control Authority, (PT-143)
                  Weekly VRDNs (Detroit Edison Co.)/(FGIC INS)/(Merrill Lynch
                  Capital Services, Inc. LIQ)                                           3,995,000
    3,440,000     Monroe County, MI Pollution Control Authority, (Series CDC-
                  1997M) Weekly VRDNs (Detroit Edison Co.)/(AMBAC INS)/(CDC
                  Municipal Products, Inc. LIQ)                                         3,440,000
    7,370,000     Monroe County, MI Pollution Control Authority, PT-108 Weekly
                  VRDNs (Detroit Edison Co.)/(FGIC INS)/(Merrill Lynch Capital
                  Services, Inc. LIQ)                                                   7,370,000
    3,000,000     Oakland County, MI EDC, Limited Obligation Revenue Bonds
                  (Series 1997) Weekly VRDNs (Stone Soap Company, Inc.)/
                  (Michigan National Bank, Farmington Hills LOC)                        3,000,000
    5,500,000     Wayne County, MI, PT-1061 Weekly VRDNs (Detroit Metropolitan
                  Wayne County Airport)/(MBIA INS)/(Merrill Lynch Capital
                  Services, Inc. LIQ)                                                   5,500,000
                  Total                                                               201,617,878
                  PUERTO RICO-1.5%
    2,000,000     Puerto Rico Industrial, Medical & Environmental PCA, (1983
                  Series A), 4.00% TOBs (Merck & Co., Inc.), Optional Tender
                  12/1/1998                                                             2,000,319
    1,075,000     Puerto Rico Industrial, Medical & Environmental PCA,
                  Pollution Control Facilities Financing Authority (Series
                  1983 A), 3.75% TOBs (Schering Plough Corp.)/(Morgan Guaranty
                  Trust Co., New York LOC), Optional Tender 12/1/1998                   1,075,000
                  Total                                                                 3,075,319
                  Total Investments (at amortized cost) 3                            $204,693,197



 Securities that are subject to Alternative Minimum Tax represent 55.8% of portfolio as calculated upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.0%       00.0%

2 Denotes a restricted security which is subject to restrictions on resale under Federal securities laws. At October 31, 1998 these securities amounted to $9,950,000 which represents 4.9% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($204,552,930) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
AMT -Alternative Minimum Tax
BANs -Bond Anticipation Notes
CP -Commercial Paper
EDC -Economic Development Commission
EDRB -Economic Development Revenue Bonds
FGIC -Financial Guaranty Insurance Company
FSA -Financial Security Assurance
IDRB -Industrial Development Revenue Bond
INS -Insured
LIQ -Liquidity Agreement
LLC -Limited Liability Corporation
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series PCA -Pollution Control Authority
PCR -Pollution Control Revenue
PRF -Prerefunded
SA -Support Agreement
TANs -Tax Anticipation Notes
TOBs -Tender Option Bonds
VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements



Statement of Assets and Liabilities

October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                 $ 204,693,197
Cash                                                                               110,457
Income receivable                                                                1,505,577
Receivable for shares sold                                                         119,159
Deferred organizational costs                                                        9,219
Other assets                                                                         5,803
Total assets                                                                   206,443,412
LIABILITIES:
Payable for investments purchased                              $ 1,700,000
Income distribution payable                                        168,915
Accrued expenses                                                    21,567
Total liabilities                                                                1,890,482
Net Assets for 204,552,930 shares outstanding                                $ 204,552,930
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SERVICE SHARES:
$184,989,106 / 184,989,106 shares outstanding                                        $1.00
INSTITUTIONAL SHARES:
$19,563,824 / 19,563,824 shares outstanding                                          $1.00



See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                    $ 6,985,867
EXPENSES:
Investment advisory fee                                                     $   938,574
Administrative personnel and services fee                                       155,001
Custodian fees                                                                   12,212
Transfer and dividend disbursing agent fees and expenses                        105,067
Directors'/Trustees' fees                                                         1,757
Auditing fees                                                                    12,691
Legal fees                                                                       13,458
Portfolio accounting fees                                                        59,722
Shareholder services fee-Institutional Service Shares                           428,375
Shareholder services fee-Institutional Shares                                    40,876
Share registration costs                                                         34,162
Printing and postage                                                             19,606
Insurance premiums                                                               13,411
Miscellaneous                                                                     8,412
Total expenses                                                                1,843,324
WAIVERS:
Waiver of investment advisory fee                           $  (614,954)
Waiver of shareholder services fee-Institutional Service
Shares                                                         (154,215)
Waiver of shareholder services fee-Institutional Shares         (40,876)
Total waivers                                                                  (810,045)
Net expenses                                                                                  1,033,279
Net investment income                                                                       $ 5,952,588



See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED OCTOBER 31                                                1998               1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                          $    5,952,588     $    4,245,771
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Service Shares                                       (5,412,823)        (3,793,687)
Institutional Shares                                                 (539,765)          (452,084)
Change in net assets resulting from distributions to
shareholders                                                       (5,952,588)        (4,245,771)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                      846,148,992        843,340,942
Net asset value of shares issued to shareholders in payment
of distributions declared                                           4,227,137          2,986,927
Cost of shares redeemed                                          (806,298,824)      (789,741,373)
Change in net assets resulting from share transactions             44,077,305         56,586,496
Change in net assets                                               44,077,305         56,586,496
NET ASSETS:
Beginning of period                                               160,475,625        103,889,129
End of period                                                  $  204,552,930     $  160,475,625



See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with the stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:




SECURITY                                         Acquisition Date     Acquisition Cost
Kalamazoo, MI Hospital Finance Authority            6/18/1998           $   5,000,000
Michigan State Hospital Finance Authority
(Series 1993A)                                      10/1/1998               4,950,000



USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $204,552,930.

Transactions in shares were as follows:




YEAR ENDED OCTOBER 31                                            1998             1997
INSTITUTIONAL SHARES
Shares sold                                                    78,879,030       62,432,870
Shares issued to shareholders in payment of distributions
declared                                                           34,996           30,464
Shares redeemed                                               (72,720,480)     (60,706,728)
Net change resulting from Institutional Share transactions      6,193,546        1,756,606

YEAR ENDED OCTOBER 31                                           1998             1997
INSTITUTIONAL SERVICE SHARES
Shares sold                                                   767,269,962      780,908,072
Shares issued to shareholders in payment of distributions
declared                                                        4,192,141        2,956,463
Shares redeemed  (733,578,344)  (729,034,645)
Net change resulting from Institutional Service Share
transactions                                                   37,883,759       54,829,890
Net change resulting from share transactions                   44,077,305       56,586,496



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/ or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FFServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $18,618 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five-year period following the effective date.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $403,630,000 and $388,800,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 83.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.6% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.
Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST
AND SHAREHOLDERS OF MICHIGAN MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Michigan Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and broker. As to securities purchased but not received, we requested the confirmation from the broker and, when the reply was not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Michigan Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP
Boston, Massachusetts
December 23, 1998

[Graphic]

PROSPECTUS

MICHIGAN MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES



December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange
Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



[Graphic]
Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5911

Cusip 314229667
G01212-04-IS (12/98)

[Graphic]


PROSPECTUS

Michigan Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998



CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which

the Fund Invests?  4

What are the Specific Risks of
Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  7

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  11

Report of Independent Public Accountants  25



RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Michigan state income and intangibles tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix A-4



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares Class on a yearly basis.



The Fund's Institutional Service Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.



The Fund's Institutional Service Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.36%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 0.86% (quarter ended June 30, 1997). Its lowest quarterly return was 0.75% (quarters ended March 31, 1996 and March 31, 1997) .

The Fund's Institutional Service Shares Seven-Day Net Yield as of 12/31/97 was 3.59%.

The following table represents the Fund's Institutional Service Shares Average Annual Total Return through 12/31/97.


CALENDAR PERIOD            FUND
1 Year                     3.31%
Start of Performance 1     3.34%

1 The Fund's Institutional Service Shares start of performance date was June 20, 1995.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.



While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



WHAT ARE THE FUND'S FEES AND EXPENSES?



MICHIGAN MUNICIPAL CASH TRUST

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Service Shares.




SHAREHOLDER
FEES
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                           None
Maximum Deferred Sales Charge (Load) (as a percentage
of
original purchase price or redemption proceeds, as
applicable)                                                 None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends
(and other Distributions) (as a percentage of offering
price)                                                  None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                             None
Exchange
Fee
None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee
2                                                                                               0.50%
Distribution (12b-1)
Fee                                                                                       None
Shareholder Services Fee
3                                                                                     0.25%
Other
Expenses
0.23%
Total Annual Fund Operating
Expenses                                                                           0.98%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived
certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal
year ended October 31, 1998.

 Waiver of Fund
Expenses                                                                                       0.42%

 Total Actual Annual Operating Expenses (after
waivers)                                                        0.56%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary
waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.17% for the
year ended October 31, 1998.

3 The shareholder services fee for Institutional Service Shares has been voluntarily waived. This voluntary
waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary
waiver) was 0.16% for the year ended October 31, 1998.





EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares' operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming
no redemption          $100      $312      $542     $1,201

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income tax imposed by the State of Michigan. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.



VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Michigan. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares each representing interests in a single portfolio of securities.This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan tax-exempt securities. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL



You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:



Federated Shareholder Services Company

P.O. Box 8600



Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:


Federated Shareholder Services Company

1099 Hingham Street


Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.



CHECKWRITING



You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.



DEBIT CARD



You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmations of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Michigan state personal income tax to the extent they are derived from interest on obligations exempt from Michigan personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited finanical statements, is included in this prospectus.



FINANCIAL HIGHLIGHTS-INSTITUTIONAL SERVICE SHARES

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page 25.



YEAR ENDED OCTOBER 31                         1998         1997         1996        1995 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03        0.03        0.01
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)      (0.03)      (0.01)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                 3.20%        3.27%      3.26 %       1.35%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.56%        0.55%       0.50%       0.32% 3
Net investment income                          3.16%        3.22%       3.21%       3.67% 3
Expense waiver/reimbursement 4                 0.42%        0.51%       0.76%       1.63% 3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $184,989     $147,105     $92,275     $30,133



1 Reflects operations for the period from June 20, 1995 (date of initial public investment) to October 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio Of Investments

October 31, 1998


PRINCIPAL
AMOUNT                                                                                   VALUE
                  Short-Term Municipals-100.0% 1
                  MICHIGAN-98.5%
 $  5,000,000     ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)
                Series 1998-11 Weekly VRDNs (DeWitt, MI Public Schools)/(FSA
                INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)                            $   5,000,000
    2,000,000     Ann Arbor, MI Public School District, 4.75% Bonds, 5/1/1999           2,017,224
    3,900,000     Auburn Hills, MI EDC, Limited Obligation Multi-Option
                Revenue Bonds (Series 1995) Weekly VRDNs (Suburban Tool,
                Inc.)/(Huntington National Bank, Columbus, OH LOC)                      3,900,000
      909,000     Battle Creek, MI Economic Development Corporation, Limited
                Obligation Economic Development Revenue Refunding Bonds
                (Series 1992) Weekly VRDNs (Michigan Carton & Paperboard
                Co.)/(American National Bank, Chicago LOC)                                909,000
    1,375,000     Bedford Township, MI Economic Development Corp., EDRB
                (Series 1985) Weekly VRDNs (Form-Tech Steel Inc.)/(KeyBank,
                N.A. LOC)                                                               1,375,000
    2,285,000     Berrien County, MI Economic Development Corp., Economic
                Development Refunding Revenue Bonds (Series 1992) Weekly
                VRDNs (Arlington Metals Corp.)/(American National Bank,
                Chicago LOC)                                                            2,285,000
    4,475,000     Bruce Township, MI Hospital Finance Authority, Adjustable
                Rate Tender Securities (Series 1988B), 3.75% TOBs (Sisters
                of Charity Health Care System)/(MBIA INS)/(Morgan Guaranty
                Trust Co., New York LIQ), Optional Tender 11/2/1998                     4,475,000
    1,375,000     Clarkston Community Schools, MI, 5.50% Bonds, 5/1/1999                1,387,596
    5,000,000     Clarkston Community Schools, MI, PA-175 Weekly VRDNs (MBIA
                INS)/(Merrill Lynch Capital Services, Inc. LIQ)                         5,000,000
      650,000     Dearborn, MI Economic Development Corp., (Series 1990)
                Weekly VRDNs (Exhibit Productions, Inc. Project)/(First of
                America Bank, N.A. LOC)                                                   650,000
      500,000     Dexter, MI Community Schools, School Building and Site Bonds
                (1998), 3.80% Bonds (FGIC INS), 5/1/1999                                  500,000
    1,000,000     Grand Rapids, MI Water Supply System, Series 1993 Weekly
                VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)  1,000,000
    1,655,000     Ingham County, MI Building Authority, 3.90% Bonds (AMBAC
                INS), 11/1/1998                                                         1,655,000
    1,455,000     Ingham County, MI Economic Development Corp., Adjustable
                Demand Limited Obligation Revenue Bonds (Series 1995) Weekly
                VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One,
                Indiana, N.A. LOC)  1,455,000
    1,500,000     Jackson County, MI Public Schools, State Aid Note (Series
                1998B), 4.25% Bonds (Comerica Bank, Detroit, MI LOC), 7/2/1999         1,505,772
    5,850,000     Kalamazoo, MI City School District, State Aid Note, (Series
                1998C), 3.75% BANs (First of America Bank, N.A. LOC), 9/16/1999        5,867,278
    5,000,000   2 Kalamazoo, MI Hospital Finance Authority, PT-189, 3.70% TOBs
                (Bronson Methodist Hospital)/(MBIA INS)/(Bayerische
                Hypotheken-Und Wechsel-Bank Ag LIQ), Optional Tender 5/13/1999         5,000,000
    4,500,000     Kalamazoo, MI, 3.70% TANs, 12/1/1998                                 4,500,743
PRINCIPAL
AMOUNT                                                                                     VALUE
                  Short-Term Municipals-Continued 1
                  MICHIGAN-CONTINUED
$     500,000     Lansing, MI Sewer Disposal System, 3.35% Bonds (FSA INS),
                 5/1/1999                                                           $    500,000
    1,400,000     Macomb County, MI Community College District, Community
                College Bonds, (Series 1998), 3.70% Bonds, 5/1/1999                    1,398,958
    3,400,000     Michigan Higher Education Student Loan Authority, (Series
                XII-D) Weekly VRDNs (AMBAC INS)/(Kredietbank N.V., Brussels
                LIQ)                                                                   3,400,000
    1,400,000     Michigan Higher Education Student Loan Authority, Refunding
                Revenue Bonds (Series X11-B) Weekly VRDNs (AMBAC INS)/
                (Kredietbank N.V., Brussels LIQ)                                       1,400,000
    3,100,000     Michigan Job Development Authority, Limited Obligation
                Revenue Bonds Weekly VRDNs (Andersons Project)/(Credit
                Lyonnais, Paris LOC)                                                   3,100,000
    5,000,000     Michigan State Building Authority, (Series 1), 3.30% CP
                (Canadian Imperial Bank of Commerce, Toronto LOC), Mandatory
                Tender 2/9/1999                                                        5,000,000
    4,950,000     2 Michigan State Hospital Finance Authority, (Series 1993A)
                PT-169, 3.80% TOBs (St. John Hospital, MI)/(AMBAC INS)/
                (Banco Santander SA LIQ), Mandatory Tender 5/6/1999                    4,950,000
      775,000     Michigan State Hospital Finance Authority, (Series 1998A),
                4.10% Bonds (Hackley Hospital Obligated Group), 5/1/1999                 775,000
   11,200,000     Michigan State Hospital Finance Authority, (Series A) Weekly
                VRDNs (OSF Health Care Systems)                                       11,200,000
    3,185,000     Michigan State Housing Development Authority, (Series 1990A)
                Weekly VRDNs (FSA INS)/(CDC Municipal Products, Inc. LIQ)              3,185,000
    3,695,000     Michigan State Housing Development Authority, MERLOTs
                (Series G) Weekly VRDNs (MBIA INS)/(Corestates Bank N.A.,
                Philadelphia, PA LIQ)                                                  3,806,293
    2,100,000     Michigan State Housing Development Authority, Revenue Bonds
                (Series A), 3.30% CP (Landesbank Hessen-Thueringen,
                Frankfurt LOC), Mandatory Tender 1/21/1999                             2,100,000
    2,000,000     Michigan State Trunk Line, (Series A), 7.00% Bonds (United
                States Treasury PRF),
                8/15/1999 (@102)  2,095,839
    1,800,000     Michigan State, 6.50% Bonds, 12/1/1998                               1,804,175
    2,000,000     Michigan Strategic Fund Weekly VRDNs (Tesco Engineering)/
                (Bank of Tokyo-Mitsubishi Ltd. LOC)                                    2,000,000
    5,895,000     Michigan Strategic Fund Weekly VRDNs (United Fixtures Co.)/
                (Bankers Trust Co., New York LOC)                                      5,895,000
    6,000,000     Michigan Strategic Fund, (Series 1989) Weekly VRDNs (Hi-Lex
                Controls Inc.)/
                (Bank of Tokyo-Mitsubishi Ltd. LOC)                                    6,000,000
    5,620,000     Michigan Strategic Fund, (Series 1991) Weekly VRDNs (AGA
                Gas, Inc.)/(Svenska Handelsbanken, Stockholm LOC)                      5,620,000
      800,000     Michigan Strategic Fund, (Series 1995) Weekly VRDNs (Rood
                Industries, Inc. Project)/(NBD Bank, Michigan LOC)                       800,000
    2,200,000     Michigan Strategic Fund, (Series 1998) Weekly VRDNs
                (Wolverine Printing)/(Huntington National Bank, Columbus, OH
                LOC)                                                                   2,200,000
    1,500,000     Michigan Strategic Fund, Adjustable Rate Demand IDRB's
                Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National
                Bank, Columbus, OH LOC)                                                1,500,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                  Short-Term Municipals-Continued 1
                  MICHIGAN-CONTINUED
$   1,530,000     Michigan Strategic Fund, Adjustable Rate Demand Notes
                (Series 1998) Weekly VRDNs (Wolverine Leasing)/(Huntington
                National Bank, Columbus, OH LOC)                                    $  1,530,000
    2,500,000     Michigan Strategic Fund, Adjustable Rate Limited Obligation
                Revenue and Revenue Refunding Bonds (Series 1996) Weekly
                VRDNs (C-Tec, Inc.)/(SunTrust Bank, Atlanta LOC)                       2,500,000
    7,000,000     Michigan Strategic Fund, Limited Obligation PCR Bonds
                (Series 1993) Weekly VRDNs (Allied-Signal, Inc.)                       7,000,000
      850,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1995) Weekly VRDNs (Rowe Thomas Company Project)/
                (Comerica Bank, Detroit, MI LOC)                                         850,000
    1,300,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1994) Weekly VRDNs (Wilkie Metal Products, Inc.)/
                (Norwest Bank Minnesota, N.A. LOC)                                     1,300,000
    3,945,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1995) Weekly VRDNs (Bear Lake Associates Project)/
                (Old Kent Bank & Trust Co., Grand Rapids LOC)                          3,945,000
      775,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1995) Weekly VRDNs (Hercules Drawn Steel Corporation
                Project)/(KeyBank, N.A. LOC)                                             775,000
    3,675,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1995) Weekly VRDNs (J.R. Automation Technologies
                Project)/(Old Kent Bank & Trust Co., Grand Rapids LOC)                 3,675,000
      910,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1995) Weekly VRDNs (RSR Project)/(Old Kent Bank &
                Trust Co., Grand Rapids LOC)                                             910,000
    8,500,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1995) Weekly VRDNs (United Waste Systems, Inc.)/
                (Bank of America, IL LOC)                                              8,500,000
    4,710,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1995) Weekly VRDNs (Wayne Disposal-Oakland, Inc.
                Project)/(Comerica Bank, Detroit, MI LOC)                              4,710,000
      800,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1996) Weekly VRDNs (ACI Properties, L.L.C. Project)/
                (Comerica Bank, Detroit, MI LOC)                                         800,000
      865,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1996) Weekly VRDNs (Akemi, Inc.)/(Comerica Bank,
                Detroit, MI LOC)                                                         865,000
      950,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1996) Weekly VRDNs (Echo Properties, L.L.C.
                Project)/(Comerica Bank, Detroit, MI LOC)                                950,000
    2,300,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1996) Weekly VRDNs (G & T Real Estate Investments
                Co., L.L.C.)/(NBD Bank, Michigan LOC)                                  2,300,000
      920,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/
                (Comerica Bank, Detroit, MI LOC)                                         920,000
    3,000,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1996) Weekly VRDNs (RMT Woodworth, Inc.)/(Comerica
                Bank, Detroit, MI LOC)                                                 3,000,000
    3,675,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1997) Weekly VRDNs (Enprotech Mechanical Services,
                Inc.)/(Michigan National Bank, Farmington Hills LOC)                   3,675,000
    1,350,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                (Series 1997A) Weekly VRDNs (EPI Printers, Inc.)/(Comerica
                Bank, Detroit, MI LOC)                                                 1,350,000
    5,460,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                Weekly VRDNs (Hess Industries, Inc.)/(Norwest Bank
                Minnesota, N.A. LOC)                                                   5,460,000
    1,610,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds,
                (Series 1995) Weekly VRDNs (Welch Properties Project)/(Old
                Kent Bank & Trust Co., Grand Rapids LOC)                               1,610,000
PRINCIPAL
AMOUNT                                                                                   VALUE
                  Short-Term Municipals-Continued 1
                  MICHIGAN-CONTINUED
$   2,025,000     Michigan Strategic Fund, Variable Rate Demand Limited
                Obligation Revenue Bonds (Series 1996) Weekly VRDNs (R.H.
                Wyner Associates, Inc.)/(State Street Bank and Trust Co.
                LOC)                                                                $  2,025,000
    2,450,000     Michigan Strategic Fund, Variable Rate Demand Limited
                Obligation Revenue Bonds (Series 1998) Weekly VRDNs (Monroe
                Publishing Co.)/(Comerica, Inc. LOC)                                   2,450,000
    3,995,000     Monroe County, MI Pollution Control Authority, (PT-143)
                Weekly VRDNs (Detroit Edison Co.)/(FGIC INS)/(Merrill Lynch
                Capital Services, Inc. LIQ)                                            3,995,000
    3,440,000     Monroe County, MI Pollution Control Authority, (Series CDC-
                1997M) Weekly VRDNs (Detroit Edison Co.)/(AMBAC INS)/(CDC
                Municipal Products, Inc. LIQ)                                          3,440,000
    7,370,000     Monroe County, MI Pollution Control Authority, PT-108 Weekly
                VRDNs (Detroit Edison Co.)/(FGIC INS)/(Merrill Lynch Capital
                Services, Inc. LIQ)                                                    7,370,000
    3,000,000     Oakland County, MI EDC, Limited Obligation Revenue Bonds
                (Series 1997) Weekly VRDNs (Stone Soap Company, Inc.)/
                (Michigan National Bank, Farmington Hills LOC)                         3,000,000
    5,500,000     Wayne County, MI, PT-1061 Weekly VRDNs (Detroit Metropolitan
                Wayne County Airport)/(MBIA INS)/(Merrill Lynch Capital
                Services, Inc. LIQ)                                                    5,500,000
                  Total                                                              201,617,878
                  PUERTO RICO-1.5%
    2,000,000     Puerto Rico Industrial, Medical & Environmental PCA, (1983
                Series A), 4.00% TOBs (Merck & Co., Inc.), Optional Tender
                12/1/1998                                                             2,000,319
    1,075,000     Puerto Rico Industrial, Medical & Environmental PCA,
                Pollution Control Facilities Financing Authority (Series
                1983 A), 3.75% TOBs (Schering Plough Corp.)/(Morgan Guaranty
                Trust Co., New York LOC), Optional Tender 12/1/1998                   1,075,000
                  Total                                                                3,075,319
                  Total Investments (at amortized cost) 3                           $204,693,197



Securities that are subject to Alternative Minimum Tax represent 55.8% of portfolio as calculated upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.0%       00.0%

2 Denotes a restricted security which is subject to restrictions on resale under Federal securities laws. At October 31, 1998 these securities amounted to $9,950,000 which represents 4.9% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($204,552,930) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
AMT -Alternative Minimum Tax
BANs -Bond Anticipation Notes
CP -Commercial Paper
EDC -Economic Development Commission
EDRB -Economic Development Revenue Bonds
FGIC -Financial Guaranty Insurance Company
FSA -Financial Security Assurance
IDRB -Industrial Development Revenue Bond
INS -Insured
LIQ -Liquidity Agreement
LLC -Limited Liability Corporation
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series PCA -Pollution Control Authority
PCR -Pollution Control Revenue
PRF -Prerefunded
SA -Support Agreement
TANs -Tax Anticipation Notes
TOBs -Tender Option Bonds
VRDNs -Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998



ASSETS:
Total investments in securities, at amortized cost and value                 $ 204,693,197
Cash                                                                               110,457
Income receivable                                                                1,505,577
Receivable for shares sold                                                         119,159
Deferred organizational costs                                                        9,219
Other assets                                                                         5,803
Total assets                                                                   206,443,412
LIABILITIES:
Payable for investments purchased                              $ 1,700,000
Income distribution payable                                        168,915
Accrued expenses                                                    21,567
Total liabilities                                                                1,890,482
Net Assets for 204,552,930 shares outstanding                                $ 204,552,930
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SERVICE SHARES:
$184,989,106 / 184,989,106 shares outstanding                                        $1.00
INSTITUTIONAL SHARES:
$19,563,824 / 19,563,824 shares outstanding                                          $1.00


See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                    $ 6,985,867
EXPENSES:
Investment advisory fee                                                     $   938,574
Administrative personnel and services fee                                       155,001
Custodian fees                                                                   12,212
Transfer and dividend disbursing agent fees and expenses                        105,067
Directors'/Trustees' fees                                                         1,757
Auditing fees                                                                    12,691
Legal fees                                                                       13,458
Portfolio accounting fees                                                        59,722
Shareholder services fee-Institutional Service Shares                           428,375
Shareholder services fee-Institutional Shares                                    40,876
Share registration costs                                                         34,162
Printing and postage                                                             19,606
Insurance premiums                                                               13,411
Miscellaneous                                                                     8,412
Total expenses                                                                1,843,324
WAIVERS-
Waiver of investment advisory fee                           $  (614,954)
Waiver of shareholder services fee-Institutional Service
Shares                                                         (154,215)
Waiver of shareholder services fee-Institutional Shares         (40,876)
Total waivers                                                                  (810,045)
Net expenses                                                                                  1,033,279
Net investment income                                                                       $ 5,952,588


See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS


YEAR ENDED OCTOBER 31                                                1998               1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                           $   5,952,588     $    4,245,771
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Service Shares                                       (5,412,823)        (3,793,687)
Institutional Shares                                                 (539,765)          (452,084)
Change in net assets resulting from distributions to
shareholders                                                       (5,952,588)        (4,245,771)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                      846,148,992        843,340,942
Net asset value of shares issued to shareholders in payment
of distributions declared                                           4,227,137          2,986,927
Cost of shares redeemed  (806,298,824)  (789,741,373)
Change in net assets resulting from share transactions             44,077,305         56,586,496
Change in net assets                                               44,077,305         56,586,496
NET ASSETS:
Beginning of period                                               160,475,625        103,889,129
End of period                                                  $  204,552,930     $  160,475,625


See Notes which are an integral part of the Financial Statements


NOTES TO FINANCIAL STATEMENTS

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with the stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:

                                                    Acquisition    Acquisition
SECURITY                                            Date           Cost
Kalamazoo, MI Hospital Finance Authority            6/18/1998      $5,000,000
Michigan State Hospital Finance Authority
(Series 1993A)                                      10/1/1998       4,950,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $204,552,930.

Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                            1998             1997
INSTITUTIONAL SERVICE SHARES
Shares sold                                                   767,269,962      780,908,072
Shares issued to shareholders in payment of distributions
declared                                                        4,192,141        2,956,463
Shares redeemed                                              (733,578,344)    (729,034,645)
Net change resulting from Institutional Service Share
transactions                                                   37,883,759       54,829,890

YEAR ENDED OCTOBER 31                                            1998             1997
INSTITUTIONAL SHARES
Shares sold                                                    78,879,030       62,432,870
Shares issued to shareholders in payment of distributions
declared                                                           34,996           30,464
Shares redeemed                                               (72,720,480)     (60,706,728)
Net change resulting from Institutional Share transactions      6,193,546        1,756,606
Net change resulting from share transactions                   44,077,305       56,586,496


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/ or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FFServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $18,618 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five-year period following the effective date.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $403,630,000 and $388,800,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 83.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.6% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST
AND SHAREHOLDERS OF MICHIGAN MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Michigan Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and broker. As to securities purchased but not received, we requested the confirmation from the broker and, when the reply was not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Michigan Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP
Boston, Massachusetts
December 23, 1998

[Graphic]

PROSPECTUS

MICHIGAN MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES



December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange
Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



[Graphic]

Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5911

Cusip 314229725
G01212-01 (12/98)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION
Michigan Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Michigan Municipal Cash Trust dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.


                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses


STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

Cusip 314229667

Cusip 314229725

G01212-02 (12/98)


How is the Fund Organized?


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both of the classes of the above-mentioned Shares.

Securities in Which the Fund Invests


SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds


Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.


MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.


CREDIT ENHANCEMENT


Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings. A rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.


FUNDAMENTAL INVESTMENT POLICIES

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and Michigan state income and intangibles tax. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.

Lending Cash or Securities

The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations or Declaration of Trust.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days after notice.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at nformational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about to the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of December 8, 1998 the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: National City Bank, Cleveland, Ohio, owned approximately 1,449,609 Shares (8.37%); Sunatco Partnership, as nominee for SNB as trustee, custodian or agent, Hancock, Michigan, owned approximately 4,377,032 Shares (25.28%); and First Mar & Co., MFC First National Bank, Marquette, Michigan, owned approximately 8,724,286 Shares (50.39%).

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: VAR & Co., US Bank, N.A., St. Paul, Minnesota, owned approximately 34,343,119 Shares (17.96%) and McDonald & Co. Securities, Inc. (for the exclusive benefit of customers), Cincinnati, Ohio, owned approximately 53,342,662 Shares (27.90%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX


The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Michigan or any of its political subdivisions, or
(ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.

The portion of a shareholder's shares in the Fund representing (i) bonds or other similar obligations of Michigan or its political subdivisions, or (ii) obligations of the United States which are exempt from taxation by a law of the United States, and dividends paid by the Fund representing interest payments on securities, will be exempt from Michigan intangibles tax. 1995 Public Act 5 repeals the intangibles tax effective January 1, 1998.

Distributions of the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations of Michigan or its political subdivisions, or obligations of the United States government that are exempt from state taxation by a law of the United States.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


Name
Total
Birthdate
Aggregate           Compensation From
Address                          Principal Occupations
Compensation        Trust and Fund
Position With Trust              for Past 5 Years                                            From
Trust          Complex
-------------------------------  ----------------------------------------------------------
-----------------   -------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of
$0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and
Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and
Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management,
and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director,
Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee,
Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior
Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group,
Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee,
University                             companies in the
                                 of
Pittsburgh.                                                                  Fund Complex

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation;
Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates,
Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real
estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly:
President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and
Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive
Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman
and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank
Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes,
Inc.                                                      companies in the

Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany
Fund,                           Trust and
571 Hayward Mill Road
Inc.                                                                            56 other
Concord,
MA
investment
TRUSTEE                          Retired: President, Boston Stock Exchange,
Inc.;                                companies in the
                                 Regional Administrator, United States Securities
and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of
Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh
Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist,
and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore
Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia
Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;
$4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny &
Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.;
formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western
Region;                               investment
Kochuba                          Partner, Meyer and
Flaherty.                                                    companies in the
205 Ross
Street
Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth
of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State
Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street
Corporation.                            investment
Palm Beach,
FL
companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA
International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne
University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica &
Murray.                                           56 other
President,
Duquesne
investment
University                       Retired: Dean and Professor of Law, University
of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of
Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics,
Athens;                                   Trust and
1925                             Professor, International Politics;
Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment
for                                     investment
University of Pittsburgh         International Peace, RAND Corporation,
Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National
Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.

Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;
$4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference
Planning.                                 Trust and
4905 Bayard
Street                                                                                               56
other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company
of                             investment
TRUSTEE                          America; business
owner.                                                        companies in the

Fund Complex

Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,
$0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities
Corp.                                                      and
Federated Investors
Tower                                                                                        8 other
investment
1001 Liberty
Avenue
companies in the
Pittsburgh,
PA                                                                                                   Fund
Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the
$0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of
some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex;
President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.;
President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers,
Federated                                      companies in the
EXECUTIVE VICE PRESDIENT         Management, and Federated Research; President
and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the
$0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive
Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in
the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman,
Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated
Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the
$0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice
President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors,
Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated
Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated
Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.;
Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice
$0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services
Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly:
various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial
Services                            investment
Pittsburgh, PA                   Division of Federated Investors,
Inc.                                           companies in the
TREASURER
Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in
$0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee
of                              and
Federated Investors Tower        some of the Funds in the Federated Fund
Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors,
Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities
Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various
$0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex;
Executive                            and
Federated Investors Tower        Vice President, Federated Investment
Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated
Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research,
and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered
Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight
$0     $0 for the Trust
Birthdate:  September 12,        investment companies in the Federated Fund
Complex;                             and
1953                             Senior Vice President, Federated
Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated
Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management,
Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four
$0     $0 for the Trust
Birthdate:  January 15, 1960     investment companies in the Federated Fund
Complex;                             and
Federated Investors Tower        Vice President, Federated Investment
Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research
Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research,
Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.

## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice
   President of the Trust.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum                 Average Aggregate Daily
Administrative Fee      Net Assets of the Federated Funds
------------------      ------------------------------------
0.150 of 1%             on the first $250 million
0.125 of 1%             on the next $250 million
0.100 of 1%             on the next $250 million
0.075 of 1%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended
October 31,                     1998         1997         1996
--------------------------------------------------------------
Advisory Fee Earned         $938,574     $655,534     $337,325
--------------------------------------------------------------
Advisory Fee Reduction       614,954      542,531      337,325
--------------------------------------------------------------
Brokerage Commissions              0            0            0
--------------------------------------------------------------
Administrative Fee           155,001      155,000      145,082
--------------------------------------------------------------
Shareholder Services Fee
--------------------------------------------------------------
   Institutional Shares             0          ---          ---
--------------------------------------------------------------
   Institutional
   Service Shares            274,160          ---          ---
--------------------------------------------------------------


Fees are allocated among Classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year and since inception periods ended October 31, 1998.


Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended October 31, 1998.

Share Class                 7-Day Period          1 Year                  Since Inception on March 2, 1996
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    3.36%                   3.38%
------------------------------------------------------------------------------------------------------------------------------------
Yield                       2.93%                 --                      --
------------------------------------------------------------------------------------------------------------------------------------
Effective Yield             2.97%                 --                      --
Tax-Equivalent Yield        5.30%                 --                      --

Share Class                 7-Day Period          1 Year                  Since Inception on June 20, 1995
------------------------------------------------------------------------------------------------------------------------------------
Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    3.20%                   3.29%
------------------------------------------------------------------------------------------------------------------------------------
Yield                       2.77%                 --                      --
------------------------------------------------------------------------------------------------------------------------------------
Effective Yield             2.81%                 --                      --
Tax-Equivalent Yield        5.02%                 --                      --


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                                                     TAXABLE YIELD EQUIVALENT FOR 1998

                                                               STATE OF MICHIGAN
------------------------------------------------------------------------------------------------------------------------------------
                                              COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                            19.40%        32.40%             35.40%               40.40%
44.00%

------------------------------------------------------------------------------------------------------------------------------------

        JOINT                   $1-      $42,351-           $102,301-            $155,951-
OVER
        RETURN              42,350        102,300            155,950              278,450
$278,450

        SINGLE                  $1-      $25,351-           $61,401-             $128,101-
OVER
        RETURN              25,350        61,400             128,100              278,450
$278,450

------------------------------------------------------------------------------------------------------------------------------------
        TAX-EXEMPT
        YIELD                               TAXABLE YIELD EQUIVALENT

------------------------------------------------------------------------------------------------------------------------------------
           1.50%            1.86%          2.22%             2.32%               2.52%               2.68%
           2.00%            2.48%          2.96%             3.10%               3.36%               3.57%
           2.50%            3.10%          3.70%             3.87%               4.19%               4.46%
           3.00%            3.72%          4.44%             4.64%               5.03%               5.36%
           3.50%            4.34%          5.18%             5.42%               5.87%               6.25%
           4.00%            4.96%          5.92%             6.19%               6.71%               7.14%
           4.50%            5.58%          6.66%             6.97%               7.55%               8.04%
           5.00%            6.20%          7.40%             7.74%               8.39%               8.93%
           5.50%            6.82%          8.14%             8.51%               9.23%               9.82%
           6.00%            7.44%          8.88%             9.29%              10.07%              10.71%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report

Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.


Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW


MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings


APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH INVESTOR SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Addresses

MICHIGAN MUNICIPAL CASH TRUST

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA  02110-2812



PROSPECTUS

Minnesota Municipal Cash Trust

A Portfolio of Federated Municipal Trust

CASH SERIES SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998



CONTENTS

Risk/Return Summary   1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which
the Fund Invests?  4

What are the Specific Risks of
Investing in the Fund?  5

What do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  12



Report of Independent Public Accountants  29



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income which is exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix A-1



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Cash Series Shares on a yearly basis.



The Fund's Cash Series Shares are not sold subject to a sales charge
(load). Hence, the total returns displayed above are based upon the net asset value.



The Fund's Cash Series Shares year to date total return as of the most recent calendar quarter of September 30, 1998 was 2.16%.



Within the period shown in the Chart, the Fund's highest quarterly return was 1.04% (quarter ended June 30, 1991). Its lowest quarterly return was 0.46% (quarter ended March 31, 1994).



The Fund's Cash Series Shares Seven-Day Net Yield as of 12/31/97 was 3.30%.

The following table represents the Fund's Cash Series Shares Average Annual Total Return through 12/31/97.

CALENDAR PERIOD          FUND
1 Year                   3.01%
5 Years                  2.74%
Start of Performance 1   2.92%

1 The Start of Performance date for Cash Series Shares was December 31,
1990.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

While past performance does not necessarily predict future performance, this information provides you with historical performance Infomation so that you can analyze whether the Fund's investment risks are balanced by its potential rewards



What are the Fund's Fees and Expenses?

MINNESOTA MUNICIPAL CASH TRUST

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Cash Series Shares.



SHAREHOLDER
FEES
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed on Purchases (as
a
percentage of offering
price)                                                                                  None
Maximum Deferred Sales Charge (Load) (as a percentage
of
original purchase price or redemption
proceeds,
as
applicable)
None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends
(and other Distributions) (as a percentage of offering
price)                                                  None
Redemption Fee (as a percentage of amount redeemed,
if
applicable)
None
Exchange
Fee
None
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee
2                                                                                               0.40%
Distribution (12b-1) Fee
3                                                                                     0.50%
Shareholder Services
Fee                                                                                       0.25%
Other
Expenses
0.15%
Total Annual Fund Operating
Expenses                                                                           1.30%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts.
These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
October 31, 1998.

 Waiver of Fund
Expenses                                                                                       0.50%
 Total Actual Annual Operating Expenses (after waivers)  0.80%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary
waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.15% for the year ended October 31, 1998.

3 The distribution (12b-1) fee for Cash Series Shares has been voluntarily reduced. This voluntary reduction
can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.25% for the year ended October 31, 1998.


EXAMPLE


The following Example is intended to help you compare the cost of investing in the Fund's Cash Series Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Cash Series Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash Series Shares' operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR    3 YEARS   5 YEARS   10 YEARS
Expenses assuming
no redemption               $132      $412      $713      $1,568



WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the regular personal income taxes imposed by the State of Minnesota. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.



WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?



TAX-EXEMPT SECURITIES



Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES

Fixed Income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.variable rate demand instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS



The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Minnesota. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

WHAT DO SHARES COST?



You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



HOW IS THE FUND SOLD?



The Fund offers two share classes: Institutional Shares and Cash Series Shares each representing interests in a single portfolio of securities. This prospectus relates only to Cash Series Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Minnesota taxpayers because it invests in Minnesota tax-exempt securities. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Cash Series Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.



HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time).

You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.




DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL



You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:



Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.



CHECKWRITING



You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.



DEBIT CARD



You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Minnesota state personal income tax to the extent they are derived from interest on obligations exempt from Minnesota personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.



The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.



FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited finanical statements, is included in this prospectus.



FINANCIAL HIGHLIGHTS-CASH SERIES SHARES

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page 29.

YEAR ENDED OCTOBER 31                         1998          1997          1996          1995
1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00        $ 1.00        $ 1.00        $ 1.00       $
1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03          0.03          0.03          0.03
0.02
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)        (0.03)        (0.03)        (0.03)
(0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00        $ 1.00        $ 1.00        $ 1.00       $
1.00
TOTAL RETURN  1                                2.93%         2.97%         2.97%         3.41%
2.17%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.80%         0.80%         0.80%         0.70%
0.71%
Net investment income                          2.89%         2.92%         2.93%         3.37%
2.15%
Expense waiver/reimbursement  2                0.50%         0.51%         0.51%         0.62%
0.61%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $207,599      $221,227      $235,614      $131,471
$94,335



1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio Of Investments

October 31, 1998


PRINCIPAL
AMOUNT                                                                                   VALUE
                  Short-Term Municipals-99.5%  1
                  MINNESOTA-97.3%
 $ 34,029,000     ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)
                  Series 1998-6 Weekly VRDNs (Minneapolis/St. Paul, MN Airport
                  Commission)/(AMBAC INS)/(ABN AMRO Bank N.V., Amsterdam LOC)      $   34,029,000
    1,550,000     Albert Lea, MN Independent School District No. 241, 3.35%
                  RANs (Minnesota State GTD), 9/20/1999                                 1,552,257
    5,600,000     Anoka City, MN Solid Waste Disposal Authority, 3.65% CP
                  (United Power Associates)/(National Rural Utilities
                  Cooperative Finance Corp. GTD), Mandatory Tender 1/14/1999            5,600,000
    1,950,000     Anoka, MN, Multifamily Housing Revenue Bonds Weekly VRDNs
                  (Walker Plaza Project)/(U.S. Bank, NA, Minneapolis LOC)               1,950,000
    3,575,000     Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV
                  Development Co. Project)/(Firstar Bank, Minnesota LOC)                3,575,000
    4,725,000     Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/
                  (KeyBank, N.A. LOC)                                                   4,725,000
    1,915,000     Baudette, MN, IDR (Series 1989) Weekly VRDNs (Reid Powell,
                  Inc.)/(Nationsbank, N.A., Charlotte LOC)                              1,915,000
    9,000,000     Becker, MN, PCR (Series 1993A & B), 2.90% CP (Northern States
                  Power Co.), Mandatory Tender 2/10/1999                                9,000,000
    6,700,000     Becker, MN, PCR (Series 1993A & B), 3.00% CP (Northern States
                  Power Co.), Mandatory Tender 2/11/1999                                6,700,000
    9,500,000     Becker, MN, PCR (Series 1993A & B), 3.25% CP (Northern States
                  Power Co.), Mandatory Tender 1/12/1999                                9,500,000
    2,855,000     Blaine, MN, Industrial Development Revenue Bonds (Series
                  1996) Weekly VRDNs (S & S of Minnesota, LLC Project)/
                  (Norwest Bank Minnesota, N.A. LOC)                                    2,855,000
    1,300,000     Bloomington, MN, Port Authority, Special Tax Revenue
                  Refunding Bonds (Series 1996B) Weekly VRDNs (Mall of
                  America)/(FSA INS)/(Credit Local de France LIQ)  1,300,000
    7,500,000     Bloomington, MN, 4.75% Bonds, 12/1/1998                               7,505,992
    2,700,000     Bloomington, MN, IDRB (Series 1995) Weekly VRDNs (Now
                  Technologies, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)        2,700,000
    5,000,000     Bloomington, MN, Multifamily Housing Weekly VRDNs (Crow/
                  Bloomington Apartments)/(Citibank NA, New York LOC)                   5,000,000
   10,300,000     Burnsville, MN, Variable Rate Demand Revenue Bonds (Series
                  1996) Weekly VRDNs (YMCA Projects)/(Norwest Bank Minnesota,
                  N.A. LOC)                                                            10,300,000
    3,520,000     Burnsville, MN, Adjustable Rate IDRB (Series 1996) Weekly
                  VRDNs (Caire, Inc. Project)/(Bank One, Wisconsin, N.A. LOC)           3,520,000
    3,840,000     Byron, MN, IDB Weekly VRDNs (Schmidt Printing)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                  3,840,000
PRINCIPAL
AMOUNT                                                                                   VALUE
                  Short-Term Municipals-Continued  1
                  MINNESOTA-CONTINUED
$   1,205,000     Chanhassen, MN, IDA, (Series 1995) Weekly VRDNs (Building
                  Management Group, L.L.C. Project)/(Norwest Bank Minnesota,
                  N.A. LOC)                                                         $   1,205,000
    5,000,000     Cloquet, MN, Industrial Facilities Revenue Bonds (Series
                  1996A) Weekly VRDNs (Potlatch Corp.)/(Credit Suisse First
                  Boston LOC)                                                           5,000,000
    2,700,000     Coon Rapids, MN, Hospital Authority, (Series 1985) Weekly
                  VRDNs (Health Central System)/(Norwest Bank Minnesota, N.A.
                  LOC)                                                                  2,700,000
    3,160,000     Coon Rapids, MN, (Series 1996) Weekly VRDNs (Medical
                  Enterprise Associates Project)/(Norwest Bank Minnesota, N.A.
                  LOC)                                                                  3,160,000
    2,350,000     Cottage Grove, MN, IDR Refunding Bonds (Series 1995) Weekly
                  VRDNs (Supervalu Inc.)/
                  (Wachovia Bank of NC, N.A., Winston-Salem LOC)                        2,350,000
   10,745,000  2  Dakota County & Washington County, MN, Housing &
                  Redevelopment Authority, MERLOTs (Series J), 3.80% TOBs
                  (United States Treasury COL)/(Corestates Bank N.A.,
                  Philadelphia, PA LIQ), Optional Tender 12/1/1998                     10,745,000
    1,765,000     Dakota County, MN, Housing & Redevelopment Authority,
                  Multifamily Rental Housing Revenue Bonds (Series 1994-B)
                  Weekly VRDNs (Westwood Ridge Senior Residence Project)/
                  (U.S. Bank, N.A., Minneapolis LOC)                                    1,765,000
    3,000,000  2  Dakota County, Washington County & Anoka City, MN, Housing &
                  Redevelopment Authority, MERLOTs (Series H), 3.80% TOBs
                  (United States Treasury COL)/(Corestates Bank N.A.,
                  Philadelphia, PA LIQ), Optional Tender 12/1/1998                      3,000,000
    3,100,000     Duluth, MN, (Series 1985) Weekly VRDNs (Wachovia Bank of
                  Georgia N.A., Atlanta LOC)                                            3,100,000
    9,000,000     Duluth, MN, Certificates of Indebtedness (Series 1998),
                  3.98% TANs, 12/31/1998                                                9,003,573
      810,000     Eden Prairie, MN, IDA, #194 Weekly VRDNs (Richard W. Cohen
                  Project)/(Norwest Bank Minnesota, N.A. LOC)                             810,000
    1,170,000     Eden Prairie, MN, IDA, (Series 1996) Weekly VRDNs (Challenge
                  Printing, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)            1,170,000
    1,360,000     Eden Prairie, MN, IDA, (Series 1995) Weekly VRDNs (Robert
                  Lothenbach Project)/(Norwest Bank Minnesota, N.A. LOC)                1,360,000
      675,000     Elk River, MN, Weekly VRDNs (Tescom Corp.)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                    675,000
    2,500,000     Faribault, MN, ISD No. 656, 3.75% TANs (Minnesota State
                  GTD), 3/30/1999                                                       2,501,473
    2,945,000     Farmington, MN, (Series 1996) Weekly VRDNs (Lexington
                  Standard Corporation Project)/(Norwest Bank Minnesota, N.A.
                  LOC)                                                                  2,945,000
    2,200,000     Hennepin Co. MN, (Series 1995C) Weekly VRDNs                          2,200,000
    7,250,000     Hennepin Co. MN, (Series 1996C) Weekly VRDNs                          7,250,000
    7,100,000     Hubbard Co. MN, Solid Waste Disposal (Series 1990) Weekly
                  VRDNs (Potlatch Corp.)/(Credit Suisse First Boston LOC)               7,100,000
    5,665,000     Lakeville, MN, ISD 194, PT-1098 Weekly VRDNs (Minnesota
                  State GTD)/(Merrill Lynch Capital Services, Inc. LIQ)                 5,665,000
    5,600,000     Lino Lakes, MN, Variable Rate Demand IDRBs (Series 1997)
                  Weekly VRDNs (Taylor Corp.)/(Norwest Bank Minnesota, N.A.
                  LOC)                                                                  5,600,000
PRINCIPAL
AMOUNT                                                                                   VALUE
                  Short-Term Municipals-Continued  1
                  MINNESOTA-CONTINUED
 $  1,000,000     MN Insured Municipal Securities Trust, Series 1996A,
                  Floating Rate Certificates Weekly VRDNs (Eden Prairie MN,
                  ISD 272)/(MBIA INS)/(Norwest Bank Minnesota, N.A. LIQ)            $   1,000,000
    1,125,000     MN Insured Municipal Securities Trust, Series 1996B,
                  Floating Rate Certificates Weekly VRDNs (Eden Prairie MN,
                  ISD 272)/(MBIA INS)/(Norwest Bank Minnesota, N.A. LIQ)                1,125,000
    2,500,000     MN Insured Municipal Securities Trust, Series 1996H,
                  Floating Rate Certificates Weekly VRDNs (St. Louis Park, MN
                  Health Care Facilities)/(AMBAC INS)/(Norwest Bank Minnesota,
                  N.A. LIQ)                                                             2,500,000
    2,250,000     MN Municipal Securities Trust, Series 1996D, Floating Rate
                  Certificates Weekly VRDNs
                  (North St. Paul-Maplewood, MN ISD 622)/(Norwest Bank
                  Minnesota, N.A. LIQ)                                                  2,250,000
    5,000,000     MN Municipal Securities Trust, Series 1996F, Floating Rate
                  Certificates Weekly VRDNs
                  Benedictine Health System)/(Connie Lee INS)/(Norwest Bank
                  Minnesota, N.A. LIQ)                                                  5,000,000
    4,000,000     MN Municipal Securities Trust, Series 1996H, Floating Rate
                  Certificates Weekly VRDNs (Rosemount, MN ISD 196)/(FSA INS)/
                  (Norwest Bank Minnesota, N.A. LIQ)                                    4,000,000
    3,600,000     Maple Grove, MN, Variable Rate Demand IDRB's (Series 1998)
                  Weekly VRDNs (Spancrete Midwest Co.)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                  3,600,000
      950,000     Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd.
                  Partnership)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                    950,000
    4,525,000     Maplewood, MN, Multifamily Housing (Series 1993) Weekly
                  VRDNs (Silver Ridge Project)/(Federal Home Loan Bank of
                  Chicago LOC)                                                          4,525,000
      660,000     Minneapolis, MN, IDA Weekly VRDNs (JTJ Co.)/(U.S. Bank,
                  N.A., Minneapolis LOC)  660,000
    6,000,000     Minneapolis, MN, (Series 1995B) Weekly VRDNs                          6,000,000
    3,330,000     Minneapolis, MN, (Series 1998), 4.50% Bonds, 3/1/1999                 3,339,184
    7,000,000     Minneapolis, MN, Housing Development Revenue Refunding Bonds
                  (Series 1988) Weekly VRDNs (Symphony Place)/(Citibank N.A.,
                  New York LOC)                                                         7,000,000
      900,000     Minneapolis, MN, Variable Rate Demand Commercial Development
                  Revenue Refunding Bonds (Series 1996) Weekly VRDNs (WNB &
                  Company Project)/(U.S. Bank, N.A., Minneapolis LOC)                     900,000
   10,165,000     Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly
                  VRDNs (One Ten Grant Project)/(U.S. Bank, N.A., Minneapolis
                  LOC)                                                                 10,165,000
      370,000     Minneapolis, MN, Various Purpose Bonds (Series 1996) Weekly
                  VRDNs (Bayerische Vereinsbank AG, Munich LIQ)                           370,000
    4,900,000     Minneapolis, MN, Various Purpose Bonds (Series 1997B) Weekly
                  VRDNs (Bayerische Vereinsbank AG, Munich LIQ)                         4,900,000
    3,160,000  2  Minneapolis/St. Paul MN Housing Finance Board, SFM Revenue
                  Bonds, MERLOTs
                  (Series D), 3.85% TOBs (GNMA COL)/(Corestates Bank N.A.,
                  Philadelphia, PA LIQ), Optional Tender 1/1/1999                       3,160,000
    8,000,000     Minnesota Agricultural and Economic Development Board,
                  (Series 1996) Weekly VRDNs (Evangelical Lutheran Good
                  Samaritan Society)/(Rabobank Nederland, Utrecht LOC)                  8,000,000
    8,000,000     Minnesota State Commissioner of Iron Range Resources &
                  Rehabilitation, (Series 1991) Weekly VRDNs (Louisiana-
                  Pacific Corp.)/(Wachovia Bank of NC, N.A., Winston-Salem
                  LOC)                                                                  8,000,000
    4,995,000     Minnesota State HFA, (Series 1998C) PT-204, % TOBs
                  (Bayerische Vereinsbank AG, Munich LIQ), Optional Tender
                  5/19/1999                                                             4,995,000
PRINCIPAL
AMOUNT                                                                                   VALUE
                  Short-Term Municipals-Continued  1
                  MINNESOTA-CONTINUED
 $  5,000,000     Minnesota State HFA, Convertible Single Family Mortgage
                  (Series M), 3.80% TOBs,
                  Mandatory Tender 12/10/1998                                       $   5,000,000
      615,000     Minnesota State HFA, Convertible Single Family Mortgage
                  Bonds (Series N), 3.90% TOBs,
                  Mandatory Tender 12/10/1998                                             615,000
    3,800,000     Minnesota State Higher Education Coordinating Board, (Series
                  1992A) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)                3,800,000
    7,000,000     Minnesota State Higher Education Coordinating Board, 1992
                  (Series B) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)            7,000,000
    6,500,000     Minnesota State Higher Education Coordinating Board, 1992
                  (Series C) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)            6,500,000
   12,700,000     Minnesota State Higher Education Coordinating Board, 1992
                  (Series C) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)           12,700,000
    5,750,000     Minnesota State Higher Education Facility Authority, (Series
                  Four-S) Weekly VRDNs (Bethel College and Seminary)/(Allied
                  Irish Banks PLC LOC)                                                  5,750,000
    4,310,000     Minnesota State, (Series A), 5.00% Bonds (AMBAC INS), 6/30/1999       4,362,982
    1,500,000     Minnesota State, 5.00% Bonds, 11/1/1998                               1,500,000
    5,000,000     Minnesota Tax and Aid Anticipation Borrowing Program,
                  (Series 1998 B), 3.625% TANs
                  (Minnesota State GTD), 8/27/1999                                      5,000,000
    7,145,000     Minnesota Tax and Aid Anticipation Borrowing Program,
                  (Series 1998A), 3.65% TANs
                  (Minnesota State GTD), 2/9/1999                                       7,145,000
    3,250,000     Minnesota Tax and Aid Anticipation Borrowing Program,
                  (Series 1998A), 3.67% TANs
                  (Minnesota State GTD), 8/20/1999                                      3,250,000
   10,000,000     Minnesota Tax and Aid Anticipation Borrowing Program,
                  (Series 1998B), 3.90% TANs
                 (Minnesota State GTD), 3/4/1999                                       10,011,390
    1,085,000     Minnetonka, MN, IDRB (Series 1996) Weekly VRDNs (PGI Cos.,
                  Inc.)/(Norwest Bank Minnesota, N.A. LOC)                              1,085,000
    5,900,000     Minnetonka, MN, Multifamily Housing Revenue Refunding Bonds
                  (Series 1995) Weekly VRDNs (Southampton Apartments Project
                  (MN))/(National Bank of Canada, Montreal LOC)                         5,900,000
    6,500,000     Minnetonka, MN, Rental Housing Revenue Bonds (Series 1998),
                  4.42% TOBs (Bayerische Landesbank Girozentrale), Mandatory
                  Tender 5/1/1999                                                       6,500,000
    1,300,000     New Brighton, MN, IDR Weekly VRDNs (Unicare Homes, Inc.)/
                  (Paribas, Paris LOC)                                                  1,300,000
    1,000,000     New Hope, MN, IDRB, (Series 1994) Weekly VRDNs (Gaines and
                  Hanson Printing Co.)/
                  (Norwest Bank Minnesota, N.A. LOC)                                    1,000,000
    3,020,000     New Hope, MN, Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A.,
                  Minneapolis LOC)                                                      3,020,000
    4,650,000     Olmsted County, MN, Building Authority, Certificates of
                  Participation Weekly VRDNs (Human Services Infrastructure)/
                  (Toronto-Dominion Bank LOC)                                           4,650,000
    1,190,000     Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                  1,190,000
PRINCIPAL
AMOUNT                                                                                   VALUE
                  Short-Term Municipals-continued  1
                  MINNESOTA-CONTINUED
 $  3,500,000     Plymouth, MN, IDRB (Series 1994) Weekly VRDNs (Olympic
                  Steel, Inc.)/(National City Bank, Ohio LOC)                       $   3,500,000
    1,200,000     Port Authority of Saint Paul, MN, (Series 1998A) Weekly
                  VRDNs (Bix Fruit Co.)/(Firstar Bank, Milwaukee LOC)                   1,200,000
    2,500,000     Port Authority of Saint Paul, MN, Variable Rate Demand
                  IDRB's (Series 1998A) Weekly VRDNs (National Checking Co.)/
                  (U.S. Bank, N.A., Minneapolis LOC)                                    2,500,000
      925,000     Port of Austin, MN, Weekly VRDNs (Mower House Color)/
                  (Norwest Bank Minnesota, N.A. LOC)                                      925,000
   14,000,000     Rochester, MN, Health Care Facility Authority Weekly VRDNs
                  (Mayo Foundation)/(Rabobank Nederland, Utrecht LIQ)                  14,000,000
    1,650,000     Rocori, MN, Independent School District No. 750, (Series
                  1998), 4.25% Bonds
                  (Minnesota State GTD), 9/3/1999                                       1,656,898
      500,000     Rogers, MN, IDA Weekly VRDNs (Metal Sales Manufacturing
                  Corp)/(KeyBank, N.A. LOC)                                               500,000
    2,555,000     Rogers, MN, IDA, IDRB Weekly VRDNs (DAC Development, LLC
                  Project)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                  2,555,000
   23,500,000     Rosemount, MN, PCR (Series 1984) Weekly VRDNs (Koch Refining
                  Co.)                                                                 23,500,000
    1,095,000     Savage, MN, (Series A), 5.00% Bonds (FGIC INS), 2/1/1999              1,099,376
    4,000,000     Shakopee, MN, Hospital Finance Authority Weekly VRDNs (St.
                  Francis Regional Medical Center)/(Citibank N.A., New York
                  LOC)                                                                  4,000,000
      940,000     Southern Minnesota Municipal Power Agency, (Series 1991A),
                  5.10% Bonds (FGIC INS),
                  1/1/1999                                                                942,212
    6,500,000     Southern Minnesota Municipal Power Agency, 3.50% CP,
                  Mandatory
                  Tender 11/10/1998                                                     6,500,000
   10,500,000     Southern Minnesota Municipal Power Agency, 3.50% CP,
                  Mandatory
                  Tender 11/13/1998                                                    10,500,000
    1,135,000     St. Cloud, MN, Housing & Redevelopment Authority, Revenue
                  Refunding Bonds
                  (Series 1994A) Weekly VRDNs (Coborn's Incorporated Project)/
                  (Norwest Bank
                  Minnesota, N.A. LOC)                                                  1,135,000
    2,262,500     St. Cloud, MN, Housing & Redevelopment Authority, Revenue
                  Refunding Bonds
                  (Series 1994B) Weekly VRDNs (Coborn's Incorporated Project)/
                  (Norwest Bank Minnesota, N.A. LOC)                                    2,262,500
    7,100,000     St. Cloud, MN, (Series 1997-A) Weekly VRDNs (The Saint Cloud
                  Hospital)/(Rabobank Nederland, Utrecht LOC)  7,100,000
    9,400,000     St. Louis Park, MN, Health Care Facilities, Floating Rate
                  Monthly Demand IDRB's
                  (Series 1984) Weekly VRDNs (Unicare Homes, Inc.)/(Banque
                  Paribas, Paris LOC)                                                   9,400,000
    4,600,000     St. Paul, MN, Housing & Redevelopment Authority Weekly VRDNs
                  (District Cooling
                  St. Paul, Inc.)/(Credit Local de France LOC)                          4,600,000
      400,000     St. Paul, MN, Housing & Redevelopment Authority Weekly VRDNs
                  (United Way)/(U.S. Bank, N.A., Minneapolis LOC)                         400,000
    2,000,000     St. Paul, MN, Housing & Redevelopment Authority, District
                  Cooling Revenue Bonds
                  (1995 Series I) Weekly VRDNs (Credit Local de France LOC)             2,000,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                  Short-Term Municipals-continued  1
                  MINNESOTA-CONTINUED
$   2,625,000     St. Paul, MN, Housing & Redevelopment Authority, Hampden
                  Square Apartments
                  (Series A), 4.318% TOBs (Bayerische Landesbank
                  Girozentrale), Mandatory Tender 7/1/1999                          $   2,625,000
    5,000,000     St. Paul, MN, Port Authority, (Series 1991) Weekly VRDNs
                  (West Gate Office)/(U.S. Bank, N.A., Minneapolis LOC)                 5,000,000
    1,000,000     Steele County, MN, IDRB (Series 1994) Weekly VRDNs (Blount,
                  Inc.)/(Nationsbank, N.A., Charlotte LOC)                              1,000,000
    5,495,000     Trust Receipts (Series 1998 FR/RI-C8) Weekly VRDNs (Bank of
                  America NT and SA, San Francisco SWP)                                 5,495,000
   10,000,000     VRDC/IVRC Trust, Tax-Exempt Variable Rate Demand
                  Certificates (Series 1997A) Weekly VRDNs (Regents of
                  University of Minnesota)/(Citibank N.A., New York LIQ)               10,000,000
    3,300,000     Victoria, MN, IDRB, (Series 1996A) Weekly VRDNs (HEI, Inc.
                  Project)/(Norwest Bank Minnesota, N.A. LOC)                           3,300,000
    1,235,000     Victoria, MN, Industrial Development Revenue Bonds, (Series
                  1996B) Weekly VRDNs (HEI, Inc. Project)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                  1,235,000
    5,495,000     Washington County, MN, Housing & Redevelopment Authority,
                  Trust Receipts
                  (Series 1998 FR/RI-C9) Weekly VRDNs (Granada Pond
                  Apartments)/(Bank of America NT and SA, San Francisco SWP)            5,495,000
    2,100,000     Wells, MN, 3.95% TOBs (Stokely, Inc.)/(Corestates Bank N.A.,
                  Philadelphia, PA LOC),
                  Optional Tender 12/1/1998                                             2,100,000
    1,000,000     Western Minnesota Municipal Power Agency, MN, 10.25% Bonds
                  (United States Treasury PRF), 1/1/1999 (@100)                         1,010,563
    2,500,000     Western Minnesota Municipal Power Agency, MN, Transmission
                  Project (Series 1997 A),
                  4.25% BANs, 1/1/1999                                                  2,500,000
      975,000     White Bear, MN, Weekly VRDNs (Thermoform Plastic, Inc.)/
                  Norwest Bank Minnesota, N.A. LOC)                                       975,000
    2,025,000     White Bear, MN, Variable Rate Demand Industrial Revenue
                  Bonds Weekly VRDNs
                  (N.A. Ternes Project)/(Firstar Bank, Minnesota LOC)                   2,025,000
    1,935,000     Winona, MN, ISD 381, 3.75% RANs (Minnesota State GTD), 9/22/
                  1999                                                                  1,939,480
    2,000,000     Winsted, MN, IDA Weekly VRDNs (Sterner Lighting Systems)/
                  (Fleet National Bank, Springfield, MA LOC)  2,000,000
                  Total                                                               521,566,880
PRINCIPAL
AMOUNT                                                                                   VALUE
                  Short-Term Municipals-Continued  1
                  PUERTO RICO-2.2%
$   2,934,332     Commonwealth of Puerto Rico Municipal Revenues Collection
                  Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank
                  N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)        $   2,934,332
    5,000,000  2  Commonwealth of Puerto Rico, (Series 1992A) P-Floats PT-140,
                  3.65% TOBs (FSA INS)/(Commerzbank AG, Frankfurt LIQ),
                  Mandatory Tender 1/14/1999                                            5,000,000
    3,790,000     Commonwealth of Puerto Rico, Municipal Securities Trust
                  Receipts,
                  (Series 1998-CMC4) Weekly VRDNs (MBIA INS)/(Chase Manhattan
                  Corp. LIQ)                                                            3,790,000
                  Total                                                                11,724,332
                  Total Investments (at amortized cost)  3                          $ 533,291,212


 Securities that are subject to Alternative Minimum Tax represent 29.6% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.00%      0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $21,905,000 which represents 4.1% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($536,106,212) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
AMT -Alternative Minimum Tax
BANs -Bond Anticipation Notes
COL -Collateralized
CP -Commercial Paper
FGIC -Financial Guaranty Insurance Company
FSA -Financial Security Assurance
GNMA -Government National Mortgage Association
GTD -Guaranty
HFA -Housing Finance Authority
IDA -Industrial Development Authority
IDB -Industrial Development Bond
IDR -Industrial Development Revenue
IDRB -Industrial Development Revenue Bond
INS -Insured
ISD -Independent School District
LIQ -Liquidity Agreement
LLC -Limited Liability Corporation
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series PCR -Pollution Control Revenue
PLC -Public Limited Company
PRF -Prerefunded
RANs -Revenue Anticipation Notes
SA -Support Agreement
TANs -Tax Anticipation Notes
TOBs -Tender Option Bonds
VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                 $ 533,291,212
Cash                                                                               550,726
Income receivable                                                                3,291,735
Receivable for shares sold                                                          43,783
Prepaid expenses                                                                    13,090
TOTAL ASSETS                                                                   537,190,546
LIABILITIES:
Income distribution payable                                    $  891,233
Accrued expenses                                                  193,101
TOTAL LIABILITIES                                                                1,084,334
Net Assets for 536,106,212 shares outstanding                               $  536,106,212
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS
PER SHARE:
INSTITUTIONAL SHARES:
$328,507,225 / 328,507,225 shares outstanding                                        $1.00
CASH SERIES SHARES:
$207,598,987 / 207,598,987 shares outstanding                                        $1.00


See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                     $ 20,018,457
EXPENSES:
Investment advisory fee                                                     $  2,168,395
Administrative personnel and services fee                                        408,779
Custodian fees                                                                    26,550
Transfer and dividend disbursing agent fees and expenses                         131,671
Directors'/Trustees' fees                                                          4,632
Auditing fees                                                                     12,135
Legal fees                                                                        18,238
Portfolio accounting fees                                                        107,038
Distribution services fee-Cash Series Shares                                   1,211,281
Shareholder services fee-Institutional Shares                                    749,642
Shareholder services fee-Cash Series Shares                                      605,640
Share registration costs                                                          69,228
Printing and postage                                                              32,247
Insurance premiums                                                                39,556
Miscellaneous                                                                      3,306
TOTAL EXPENSES                                                                 5,588,338
WAIVERS:
Waiver of investment advisory fee                          $  (1,379,144)
Waiver of distribution services fee-Cash Series Shares         (605,640)
Waiver of shareholder services fee-Institutional Shares        (749,642)
TOTAL WAIVERS                                                                 (2,734,426)
Net expenses                                                                                    2,853,912
Net investment income                                                                        $ 17,164,545


See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED OCTOBER 31                                                1998                 1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                          $     17,164,545     $     14,244,131
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                (10,155,213)          (7,772,322)
Cash Series Shares                                                   (7,009,332)          (6,471,809)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS
TO SHAREHOLDERS                                                     (17,164,545)         (14,244,131)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                      1,392,083,828        1,220,304,237
Net asset value of shares issued to shareholders in payment
of distributions declared                                             7,214,822            6,706,186
Cost of shares redeemed                                          (1,292,784,856)      (1,250,475,198)
Change in net assets resulting from share transactions              106,513,794          (23,464,775)
Change in net assets                                                106,513,794          (23,464,775)
NET ASSETS:
Beginning of period                                                 429,592,418          453,057,193
End of period                                                  $    536,106,212     $    429,592,418


See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:


                                    Acquisition   Acquisition
SECURITY                            Date          Cost
Commonwealth of Puerto Rico
(Series 1992A) P-Floats PT-140      2/12/1998     $ 5,000,000
Minneapolis/St. Paul MN Housing
Finance Board, SFM Revenue
Bonds, MERLOTs (Series D)           10/1/1998       3,160,000
Dakota County, Washington County
& Anoka City, MN Housing &
Redevelopment Authority, MERLOTs
(Series H)                           9/1/1998        3,000,000
Dakota County & Washington
County MN Housing & Redevelopment
Authority, MERLOTs (Series J)        9/1/1998       10,745,000



USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $536,106,212.

Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                             1998              1997
CASH SERIES SHARES:
Shares sold                                                    648,659,025       623,382,912
Shares issued to shareholders in payment of distributions
declared                                                         6,851,690         6,382,638
Shares redeemed                                               (669,138,653)     (644,152,774)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS       (13,627,938)      (14,387,224)


YEAR ENDED OCTOBER 31                                             1998              1997
INSTITUTIONAL SHARES:
Shares sold                                                    743,424,803       596,921,325
Shares issued to shareholders in payment of distributions
declared                                                           363,132           323,548
Shares redeemed                                               (623,646,203)     (606,322,424)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS     120,141,732        (9,077,551)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                   106,513,794       (23,464,775)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Cash Series, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay Federated Shareholder Services up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $767,167,340 and $706,792,340, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 51.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed11.2% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST
AND SHAREHOLDERS OF MINNESOTA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts
December 23, 1998

[Graphic]

PROSPECTUS

Minnesota Municipal Cash Trust

A Portfolio of Federated Municipal Trust

CASH SERIES SHARES



DECEMBER 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



[Graphic]
Federated
Minnesota Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5911

Cusip 314229873
0082715A-CSS (12/98)

[Graphic]

PROSPECTUS

Minnesota Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998



CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which
the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  6

What do Shares Cost?  6

How is the Fund Sold?  7

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  12

Report of Independent Public Accountants  29



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income which is exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix A-2


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares on a yearly basis.



The Fund's Institutional Shares are not sold subject to a sales charge
(load). Hence, the total returns displayed above are based upon the net asset value.


The Fund's Institutional Shares year to date total return as of the most recent calendar quarter of September 30, 1998 was 2.54%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.13% (quarter ended September 30, 1991). Its lowest quarterly return was 0.56% (quarter ended March 31, 1994).

The Fund's Institutional Shares Seven-Day Net Yield as of 12/31/97 was
3.80%.

The following table represents the Fund's Institutional Shares Average Annual Total Return through 12/31/97.

CALENDAR PERIOD          FUND
1 Year                   3.53%
5 Years                  3.19%
Start of Performance 1   3.47%

1 The Fund's start of performance date was September 10, 1990.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What Are The Fund's Fees And Expenses?

MINNESOTA MUNICIPAL CASH TRUST

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Shares.

SHAREHOLDER
FEES
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering
price)                                                                                None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as
applicable)
None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering
price)                                                                          None
Redemption Fee (as a percentage of amount redeemed, if
applicable)
None
Exchange
Fee                                                                                                 None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee
2                                                                                             0.40%
Distribution (12b-1)
Fee                                                                                     None
Shareholder Services Fee
3                                                                                   0.25%
Other
Expenses
0.15%
Total Annual Fund Operating
Expenses                                                                         0.80%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived
certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal
year ended October 31, 1998.

 Waiver of Fund
Expenses                                                                                     0.50%
 Total Actual Annual Operating Expenses (after
waivers)                                                      0.30%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary
waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.15% for the year ended October 31, 1998.

3 The shareholder services fee for Institutional Shares has been voluntarily waived. This voluntary waiver
can be terminated at any time. There was no shareholder services fee paid by the Fund (after the voluntary waiver) for the year ended October 31, 1998.



EXAMPLE



The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares' operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses
assuming no
redemption       $82      $255      $444       $990



What Are The Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the regular personal income taxes imposed by the State of Minnesota. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?



TAX-EXEMPT SECURITIES



Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.



MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What Are The Specific Risks Of Investing In The Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK



Most of the Fund's securities will be invested in issuers located in Minnesota. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How Is The Fund Sold?



The Fund offers two share classes: Institutional Shares and Cash Series Shares each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Minnesota taxpayers because it invests in Minnesota tax-exempt securities. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).




How To Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL


* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time).You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.


Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.



BY AUTOMATED CLEARINGHOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How To Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.


BY MAIL



You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send request by mail to:

Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:
Federated Shareholder Services Company

1099 Hingham Street
Rockland, MA 02370-3317


All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Minnesota state personal income tax to the extent they are derived from interest on obligations exempt from Minnesota personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages The Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.



The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



FINANCIAL HIGHLIGHTS-INSTITUTIONAL SHARES

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page 29.

YEAR ENDED OCTOBER 31                         1998         1997         1996         1995
1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03         0.03         0.04          0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.04)        (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
TOTAL RETURN 1                                 3.44%        3.48%        3.49%        3.82%         2.58%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.30%        0.30%        0.30%        0.30%         0.31%
Net investment income                          3.39%        3.42%        3.43%        3.77%         2.55%
Expense waiver/reimbursement 2                 0.50%        0.51%        0.51%        0.52%         0.34%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $328,507     $208,365     $217,443     $212,392      $159,704



1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio Of Investments

October 31, 1998

PRINCIPAL
AMOUNT                                                                                 VALUE
                  Short-Term Municipals-99.5%  1
                  MINNESOTA-97.3%
 $ 34,029,000     ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)
                  Series 1998-6 Weekly VRDNs (Minneapolis/St. Paul, MN Airport
                  Commission)/(AMBAC INS)/(ABN AMRO Bank N.V., Amsterdam LOC)       $  34,029,000
    1,550,000     Albert Lea, MN Independent School District No. 241, 3.35%
                  RANs (Minnesota State GTD), 9/20/1999                                 1,552,257
    5,600,000     Anoka City, MN Solid Waste Disposal Authority, 3.65% CP
                  (United Power Associates)/(National Rural Utilities
                  Cooperative Finance Corp. GTD), Mandatory Tender 1/14/1999            5,600,000
    1,950,000     Anoka, MN, Multifamily Housing Revenue Bonds Weekly VRDNs
                  (Walker Plaza Project)/(U.S. Bank, NA, Minneapolis LOC)               1,950,000
    3,575,000     Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV
                  Development Co. Project)/(Firstar Bank, Minnesota LOC)                3,575,000
    4,725,000     Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/
                  (KeyBank, N.A. LOC)                                                   4,725,000
    1,915,000     Baudette, MN, IDR (Series 1989) Weekly VRDNs (Reid Powell,
                  Inc.)/(Nationsbank, N.A., Charlotte LOC)                              1,915,000
    9,000,000     Becker, MN, PCR (Series 1993A & B), 2.90% CP (Northern States
                  Power Co.), Mandatory Tender 2/10/1999                                9,000,000
    6,700,000     Becker, MN, PCR (Series 1993A & B), 3.00% CP (Northern States
                  Power Co.), Mandatory Tender 2/11/1999                                6,700,000
    9,500,000     Becker, MN, PCR (Series 1993A & B), 3.25% CP (Northern States
                  Power Co.), Mandatory Tender 1/12/1999                                9,500,000
    2,855,000     Blaine, MN, Industrial Development Revenue Bonds (Series
                  1996) Weekly VRDNs (S & S of Minnesota, LLC Project)/
                  (Norwest Bank Minnesota, N.A. LOC)                                    2,855,000
    1,300,000     Bloomington, MN, Port Authority, Special Tax Revenue
                  Refunding Bonds (Series 1996B) Weekly VRDNs (Mall of
                  America)/(FSA INS)/(Credit Local de France LIQ)                       1,300,000
    7,500,000     Bloomington, MN, 4.75% Bonds, 12/1/1998                               7,505,992
    2,700,000     Bloomington, MN, IDRB (Series 1995) Weekly VRDNs (Now
                  Technologies, Inc. Project)/(Norwest Bank Minnesota, N.A.
                  LOC)                                                                  2,700,000
    5,000,000     Bloomington, MN, Multifamily Housing Weekly VRDNs (Crow/
                  Bloomington Apartments)/(Citibank NA, New York LOC)                   5,000,000
   10,300,000     Burnsville, MN, Variable Rate Demand Revenue Bonds (Series
                  1996) Weekly VRDNs (YMCA Projects)/(Norwest Bank Minnesota,
                  N.A. LOC)                                                            10,300,000
    3,520,000     Burnsville, MN, Adjustable Rate IDRB (Series 1996) Weekly
                  VRDNs (Caire, Inc. Project)/(Bank One, Wisconsin, N.A. LOC)           3,520,000
    3,840,000     Byron, MN, IDB Weekly VRDNs (Schmidt Printing)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                  3,840,000
PRINCIPAL
AMOUNT                                                                                 VALUE
                  Short-Term Municipals-Continued 1
                  MINNESOTA-CONTINUED
$   1,205,000     Chanhassen, MN, IDA, (Series 1995) Weekly VRDNs (Building
                  Management Group, L.L.C. Project)/(Norwest Bank Minnesota,
                  N.A. LOC)                                                         $   1,205,000
    5,000,000     Cloquet, MN, Industrial Facilities Revenue Bonds (Series
                  1996A) Weekly VRDNs (Potlatch Corp.)/(Credit Suisse First
                  Boston LOC)                                                           5,000,000
    2,700,000     Coon Rapids, MN, Hospital Authority, (Series 1985) Weekly
                  VRDNs (Health Central System)/(Norwest Bank Minnesota, N.A.
                  LOC)                                                                  2,700,000
    3,160,000     Coon Rapids, MN, (Series 1996) Weekly VRDNs (Medical
                  Enterprise Associates Project)/(Norwest Bank Minnesota, N.A.
                  LOC)                                                                  3,160,000
    2,350,000     Cottage Grove, MN, IDR Refunding Bonds (Series 1995) Weekly
                  VRDNs (Supervalu Inc.)/
                  (Wachovia Bank of NC, N.A., Winston-Salem LOC)                        2,350,000
   10,745,000  2  Dakota County & Washington County, MN, Housing &
                  Redevelopment Authority, MERLOTs (Series J), 3.80% TOBs
                  (United States Treasury COL)/(Corestates Bank N.A.,
                  Philadelphia, PA LIQ), Optional Tender 12/1/1998                     10,745,000
    1,765,000     Dakota County, MN, Housing & Redevelopment Authority,
                  Multifamily Rental Housing Revenue Bonds (Series 1994-B)
                  Weekly VRDNs (Westwood Ridge Senior Residence Project)/
                  (U.S. Bank, N.A., Minneapolis LOC)                                    1,765,000
    3,000,000  2  Dakota County, Washington County & Anoka City, MN, Housing &
                  Redevelopment Authority, MERLOTs (Series H), 3.80% TOBs
                  (United States Treasury COL)/(Corestates Bank N.A.,
                  Philadelphia, PA LIQ), Optional Tender 12/1/1998                      3,000,000
    3,100,000     Duluth, MN, (Series 1985) Weekly VRDNs (Wachovia Bank of
                  Georgia N.A., Atlanta LOC)                                            3,100,000
    9,000,000     Duluth, MN, Certificates of Indebtedness (Series 1998),
                  3.98% TANs, 12/31/1998                                                9,003,573
      810,000     Eden Prairie, MN, IDA, #194 Weekly VRDNs (Richard W. Cohen
                  Project)/(Norwest Bank Minnesota, N.A. LOC)                             810,000
    1,170,000     Eden Prairie, MN, IDA, (Series 1996) Weekly VRDNs (Challenge
                  Printing, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)            1,170,000
    1,360,000     Eden Prairie, MN, IDA, (Series 1995) Weekly VRDNs (Robert
                  Lothenbach Project)/(Norwest Bank Minnesota, N.A. LOC)                1,360,000
      675,000     Elk River, MN, Weekly VRDNs (Tescom Corp.)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                    675,000
    2,500,000     Faribault, MN, ISD No. 656, 3.75% TANs (Minnesota State
                  GTD), 3/30/1999                                                       2,501,473
    2,945,000     Farmington, MN, (Series 1996) Weekly VRDNs (Lexington
                  Standard Corporation Project)/(Norwest Bank Minnesota, N.A.
                  LOC)                                                                  2,945,000
    2,200,000     Hennepin Co. MN, (Series 1995C) Weekly VRDNs                          2,200,000
    7,250,000     Hennepin Co. MN, (Series 1996C) Weekly VRDNs                          7,250,000
    7,100,000     Hubbard Co. MN, Solid Waste Disposal (Series 1990) Weekly
                  VRDNs (Potlatch Corp.)/(Credit Suisse First Boston LOC)               7,100,000
    5,665,000     Lakeville, MN, ISD 194, PT-1098 Weekly VRDNs (Minnesota
                  State GTD)/(Merrill Lynch Capital Services, Inc. LIQ)                 5,665,000
    5,600,000     Lino Lakes, MN, Variable Rate Demand IDRBs (Series 1997)
                  Weekly VRDNs (Taylor Corp.)/(Norwest Bank Minnesota, N.A.
                  LOC)                                                                  5,600,000
PRINCIPAL
AMOUNT                                                                                 VALUE
                  Short-Term Municipals-Continued  1
                  MINNESOTA-CONTINUED
 $  1,000,000     MN Insured Municipal Securities Trust, Series 1996A,
                  Floating Rate Certificates Weekly VRDNs (Eden Prairie MN,
                  ISD 272)/(MBIA INS)/(Norwest Bank Minnesota, N.A. LIQ)            $   1,000,000
    1,125,000     MN Insured Municipal Securities Trust, Series 1996B,
                  Floating Rate Certificates Weekly VRDNs (Eden Prairie MN,
                  ISD 272)/(MBIA INS)/(Norwest Bank Minnesota, N.A. LIQ)                1,125,000
    2,500,000     MN Insured Municipal Securities Trust, Series 1996H,
                  Floating Rate Certificates Weekly VRDNs (St. Louis Park, MN
                  Health Care Facilities)/(AMBAC INS)/(Norwest Bank Minnesota,
                  N.A. LIQ)                                                             2,500,000
    2,250,000     MN Municipal Securities Trust, Series 1996D, Floating Rate
                  Certificates Weekly VRDNs
                  (North St. Paul-Maplewood, MN ISD 622)/(Norwest Bank
                  Minnesota, N.A. LIQ)                                                  2,250,000
    5,000,000     MN Municipal Securities Trust, Series 1996F, Floating Rate
                  Certificates Weekly VRDNs
                  Benedictine Health System)/(Connie Lee INS)/(Norwest Bank
                  Minnesota, N.A. LIQ)                                              $   5,000,000
    4,000,000     MN Municipal Securities Trust, Series 1996H, Floating Rate
                  Certificates Weekly VRDNs (Rosemount, MN ISD 196)/(FSA INS)/
                  (Norwest Bank Minnesota, N.A. LIQ)                                    4,000,000
    3,600,000     Maple Grove, MN, Variable Rate Demand IDRB's (Series 1998)
                  Weekly VRDNs (Spancrete Midwest Co.)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                  3,600,000
      950,000     Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd.
                  Partnership)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                    950,000
    4,525,000     Maplewood, MN, Multifamily Housing (Series 1993) Weekly
                  VRDNs (Silver Ridge Project)/(Federal Home Loan Bank of
                  Chicago LOC)                                                          4,525,000
      660,000     Minneapolis, MN, IDA Weekly VRDNs (JTJ Co.)/(U.S. Bank,
                  N.A., Minneapolis LOC)                                                  660,000
    6,000,000     Minneapolis, MN, (Series 1995B) Weekly VRDNs                          6,000,000
    3,330,000     Minneapolis, MN, (Series 1998), 4.50% Bonds, 3/1/1999                 3,339,184
    7,000,000     Minneapolis, MN, Housing Development Revenue Refunding Bonds
                  (Series 1988) Weekly VRDNs (Symphony Place)/(Citibank N.A.,
                  New York LOC)                                                         7,000,000
      900,000     Minneapolis, MN, Variable Rate Demand Commercial Development
                  Revenue Refunding Bonds (Series 1996) Weekly VRDNs (WNB &
                  Company Project)/(U.S. Bank, N.A., Minneapolis LOC)                     900,000
   10,165,000     Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly
                  VRDNs (One Ten Grant Project)/(U.S. Bank, N.A., Minneapolis
                  LOC)                                                                 10,165,000
      370,000     Minneapolis, MN, Various Purpose Bonds (Series 1996) Weekly
                  VRDNs (Bayerische Vereinsbank AG, Munich LIQ)                           370,000
    4,900,000     Minneapolis, MN, Various Purpose Bonds (Series 1997B) Weekly
                  VRDNs (Bayerische Vereinsbank AG, Munich LIQ)                         4,900,000
    3,160,000  2  Minneapolis/St. Paul MN Housing Finance Board, SFM Revenue
                  Bonds, MERLOTs
                  (Series D), 3.85% TOBs (GNMA COL)/(Corestates Bank N.A.,
                  Philadelphia, PA LIQ), Optional Tender 1/1/1999                       3,160,000
    8,000,000     Minnesota Agricultural and Economic Development Board,
                  (Series 1996) Weekly VRDNs (Evangelical Lutheran Good
                  Samaritan Society)/(Rabobank Nederland, Utrecht LOC)                  8,000,000
    8,000,000     Minnesota State Commissioner of Iron Range Resources &
                  Rehabilitation, (Series 1991) Weekly VRDNs (Louisiana-
                  Pacific Corp.)/(Wachovia Bank of NC, N.A., Winston-Salem
                  LOC)                                                                  8,000,000
    4,995,000     Minnesota State HFA, (Series 1998C) PT-204, % TOBs
                  (Bayerische Vereinsbank AG, Munich LIQ), Optional Tender
                  5/19/1999                                                             4,995,000
PRINCIPAL
AMOUNT                                                                                   VALUE
                  Short-Term Municipals-Continued  1
                  MINNESOTA-CONTINUED
 $  5,000,000     Minnesota State HFA, Convertible Single Family Mortgage
                  (Series M), 3.80% TOBs,
                  Mandatory Tender 12/10/1998                                            5,000,000
      615,000     Minnesota State HFA, Convertible Single Family Mortgage
                  Bonds (Series N), 3.90% TOBs,
                  Mandatory Tender 12/10/1998                                             615,000
    3,800,000     Minnesota State Higher Education Coordinating Board, (Series
                  1992A) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)                3,800,000
    7,000,000     Minnesota State Higher Education Coordinating Board, 1992
                  (Series B) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)            7,000,000
    6,500,000     Minnesota State Higher Education Coordinating Board, 1992
                  (Series C) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)            6,500,000
   12,700,000     Minnesota State Higher Education Coordinating Board, 1992
                  (Series C) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)           12,700,000
    5,750,000     Minnesota State Higher Education Facility Authority, (Series
                  Four-S) Weekly VRDNs (Bethel College and Seminary)/(Allied
                  Irish Banks PLC LOC)                                                  5,750,000
    4,310,000     Minnesota State, (Series A), 5.00% Bonds (AMBAC INS), 6/30/
                  1999                                                                  4,362,982
    1,500,000     Minnesota State, 5.00% Bonds, 11/1/1998                               1,500,000
    5,000,000     Minnesota Tax and Aid Anticipation Borrowing Program,
                  (Series 1998 B), 3.625% TANs
                  (Minnesota State GTD), 8/27/1999                                      5,000,000
    7,145,000     Minnesota Tax and Aid Anticipation Borrowing Program,
                  (Series 1998A), 3.65% TANs
                  (Minnesota State GTD), 2/9/1999                                       7,145,000
    3,250,000     Minnesota Tax and Aid Anticipation Borrowing Program,
                  (Series 1998A), 3.67% TANs
                  (Minnesota State GTD), 8/20/1999                                      3,250,000
   10,000,000     Minnesota Tax and Aid Anticipation Borrowing Program,
                  (Series 1998B), 3.90% TANs
                  (Minnesota State GTD), 3/4/1999                                      10,011,390
    1,085,000     Minnetonka, MN, IDRB (Series 1996) Weekly VRDNs (PGI Cos.,
                  Inc.)/(Norwest Bank Minnesota, N.A. LOC)                              1,085,000
    5,900,000     Minnetonka, MN, Multifamily Housing Revenue Refunding Bonds
                  (Series 1995) Weekly VRDNs (Southampton Apartments Project
                  (MN))/(National Bank of Canada, Montreal LOC)                         5,900,000
    6,500,000     Minnetonka, MN, Rental Housing Revenue Bonds (Series 1998),
                  4.42% TOBs (Bayerische Landesbank Girozentrale), Mandatory
                  Tender 5/1/1999                                                       6,500,000
    1,300,000     New Brighton, MN, IDR Weekly VRDNs (Unicare Homes, Inc.)/
                  (Paribas, Paris LOC)                                                  1,300,000
    1,000,000     New Hope, MN, IDRB, (Series 1994) Weekly VRDNs (Gaines and
                  Hanson Printing Co.)/
                  (Norwest Bank Minnesota, N.A. LOC)                                    1,000,000
    3,020,000     New Hope, MN, Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A.,
                  Minneapolis LOC)                                                      3,020,000
    4,650,000     Olmsted County, MN, Building Authority, Certificates of
                  Participation Weekly VRDNs (Human Services Infrastructure)/
                  Toronto-Dominion Bank LOC)                                            4,650,000
    1,190,000     Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                  1,190,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                  Short-Term Municipals-Continued  1
                  MINNESOTA-CONTINUED
 $  3,500,000     Plymouth, MN, IDRB (Series 1994) Weekly VRDNs (Olympic
                  Steel, Inc.)/(National City Bank, Ohio LOC)                       $   3,500,000
    1,200,000     Port Authority of Saint Paul, MN, (Series 1998A) Weekly
                  VRDNs (Bix Fruit Co.)/(Firstar Bank, Milwaukee LOC)                   1,200,000
    2,500,000     Port Authority of Saint Paul, MN, Variable Rate Demand
                  IDRB's (Series 1998A) Weekly VRDNs (National Checking Co.)/
                  (U.S. Bank, N.A., Minneapolis LOC)                                    2,500,000
      925,000     Port of Austin, MN, Weekly VRDNs (Mower House Color)/
                  (Norwest Bank Minnesota, N.A. LOC)                                      925,000
   14,000,000     Rochester, MN, Health Care Facility Authority Weekly VRDNs
                  (Mayo Foundation)/(Rabobank Nederland, Utrecht LIQ)                  14,000,000
    1,650,000     Rocori, MN, Independent School District No. 750, (Series
                  1998), 4.25% Bonds
                  (Minnesota State GTD), 9/3/1999                                       1,656,898
      500,000     Rogers, MN, IDA Weekly VRDNs (Metal Sales Manufacturing
                  Corp)/(KeyBank, N.A. LOC)                                               500,000
    2,555,000     Rogers, MN, IDA, IDRB Weekly VRDNs (DAC Development, LLC
                  Project)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                  2,555,000
   23,500,000     Rosemount, MN, PCR (Series 1984) Weekly VRDNs (Koch Refining
                  Co.)                                                                 23,500,000
    1,095,000     Savage, MN, (Series A), 5.00% Bonds (FGIC INS), 2/1/1999              1,099,376
    4,000,000     Shakopee, MN, Hospital Finance Authority Weekly VRDNs (St.
                  Francis Regional Medical Center)/(Citibank N.A., New York
                  LOC)                                                                  4,000,000
      940,000     Southern Minnesota Municipal Power Agency, (Series 1991A),
                  5.10% Bonds (FGIC INS),
                  1/1/1999                                                                942,212
    6,500,000     Southern Minnesota Municipal Power Agency, 3.50% CP,
                  Mandatory
                  Tender 11/10/1998                                                     6,500,000
   10,500,000     Southern Minnesota Municipal Power Agency, 3.50% CP,
                  Mandatory
                  Tender 11/13/1998                                                    10,500,000
    1,135,000     St. Cloud, MN, Housing & Redevelopment Authority, Revenue
                  Refunding Bonds
                  (Series 1994A) Weekly VRDNs (Coborn's Incorporated
Project)/
                  (Norwest Bank
                  Minnesota, N.A. LOC)                                                  1,135,000
    2,262,500     St. Cloud, MN, Housing & Redevelopment Authority, Revenue
                  Refunding Bonds
                  (Series 1994B) Weekly VRDNs (Coborn's Incorporated Project)/
                  (Norwest Bank Minnesota, N.A. LOC)                                    2,262,500
    7,100,000     St. Cloud, MN, (Series 1997-A) Weekly VRDNs (The Saint Cloud
                  Hospital)/(Rabobank Nederland, Utrecht LOC)                           7,100,000
    9,400,000     St. Louis Park, MN, Health Care Facilities, Floating Rate
                  Monthly Demand IDRB's
                  (Series 1984) Weekly VRDNs (Unicare Homes, Inc.)/(Banque
                  Paribas, Paris LOC)                                                   9,400,000
    4,600,000     St. Paul, MN, Housing & Redevelopment Authority Weekly VRDNs
                  (District Cooling
                  St. Paul, Inc.)/(Credit Local de France LOC)                          4,600,000
      400,000     St. Paul, MN, Housing & Redevelopment Authority Weekly VRDNs
                  United Way)/(U.S. Bank, N.A., Minneapolis LOC)                          400,000
    2,000,000     St. Paul, MN, Housing & Redevelopment Authority, District
                  Cooling Revenue Bonds
                  (1995 Series I) Weekly VRDNs (Credit Local de France LOC)             2,000,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                  Short-Term Municipals-Continued  1
                  MINNESOTA-CONTINUED
$   2,625,000     St. Paul, MN, Housing & Redevelopment Authority, Hampden
                  Square Apartments
                  (Series A), 4.318% TOBs (Bayerische Landesbank
                  Girozentrale), Mandatory Tender 7/1/1999                          $   2,625,000
    5,000,000     St. Paul, MN, Port Authority, (Series 1991) Weekly VRDNs
                  (West Gate Office)/(U.S. Bank, N.A., Minneapolis LOC)                 5,000,000
    1,000,000     Steele County, MN, IDRB (Series 1994) Weekly VRDNs (Blount,
                  Inc.)/(Nationsbank, N.A., Charlotte LOC)                              1,000,000
    5,495,000     Trust Receipts (Series 1998 FR/RI-C8) Weekly VRDNs (Bank of
                  America NT and SA, San Francisco SWP)                                 5,495,000
   10,000,000     VRDC/IVRC Trust, Tax-Exempt Variable Rate Demand
                  Certificates (Series 1997A) Weekly VRDNs (Regents of
                  University of Minnesota)/(Citibank N.A., New York LIQ)               10,000,000
    3,300,000     Victoria, MN, IDRB, (Series 1996A) Weekly VRDNs (HEI, Inc.
                  Project)/(Norwest Bank Minnesota, N.A. LOC)                           3,300,000
    1,235,000     Victoria, MN, Industrial Development Revenue Bonds, (Series
                  1996B) Weekly VRDNs (HEI, Inc. Project)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                  1,235,000
    5,495,000     Washington County, MN, Housing & Redevelopment Authority,
                  Trust Receipts
                  (Series 1998 FR/RI-C9) Weekly VRDNs (Granada Pond
                  Apartments)/(Bank of America NT and SA, San Francisco SWP)            5,495,000
    2,100,000     Wells, MN, 3.95% TOBs (Stokely, Inc.)/(Corestates Bank N.A.,
                  Philadelphia, PA LOC),
                  Optional Tender 12/1/1998                                             2,100,000
    1,000,000     Western Minnesota Municipal Power Agency, MN, 10.25% Bonds
                  (United States Treasury PRF), 1/1/1999 (@100)                         1,010,563
    2,500,000     Western Minnesota Municipal Power Agency, MN, Transmission
                  Project (Series 1997 A),
                  4.25% BANs, 1/1/1999                                                  2,500,000
      975,000     White Bear, MN, Weekly VRDNs (Thermoform Plastic, Inc.)/
                  (Norwest Bank Minnesota, N.A. LOC)                                      975,000
    2,025,000     White Bear, MN, Variable Rate Demand Industrial Revenue
                  Bonds Weekly VRDNs
                  (N.A. Ternes Project)/(Firstar Bank, Minnesota LOC)                   2,025,000
    1,935,000     Winona, MN, ISD 381, 3.75% RANs (Minnesota State GTD), 9/22/
                  1999                                                                  1,939,480
    2,000,000     Winsted, MN, IDA Weekly VRDNs (Sterner Lighting Systems)/
                  (Fleet National Bank, Springfield, MA LOC)  2,000,000
                  Total                                                               521,566,880
PRINCIPAL
AMOUNT                                                                                    VALUE
                  Short-Term Municipals-Continued  1
                  PUERTO RICO-2.2%
    2,934,332     Commonwealth of Puerto Rico Municipal Revenues Collection
                  Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank
                  N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)        $   2,934,332
    5,000,000  2  Commonwealth of Puerto Rico, (Series 1992A) P-Floats PT-140,
                  3.65% TOBs (FSA INS)/(Commerzbank AG, Frankfurt LIQ),
                  Mandatory Tender 1/14/1999                                            5,000,000
    3,790,000     Commonwealth of Puerto Rico, Municipal Securities Trust
                  Receipts,
                  (Series 1998-CMC4) Weekly VRDNs (MBIA INS)/(Chase Manhattan
                  Corp. LIQ)                                                            3,790,000
                  Total                                                                11,724,332
                  Total Investments (at amortized cost)  3                          $ 533,291,212


 Securities that are subject to Alternative Minimum Tax represent 29.6% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An
NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-
1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors
Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.00%      0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $21,905,000 which represents 4.1% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
($536,106,212) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
AMT -Alternative Minimum Tax
BANs -Bond Anticipation Notes
COL -Collateralized
CP -Commercial Paper
FGIC -Financial Guaranty Insurance Company
FSA -Financial Security Assurance
GNMA -Government National Mortgage Association
GTD -Guaranty
HFA -Housing Finance Authority
IDA -Industrial Development Authority
IDB -Industrial Development Bond
IDR -Industrial Development Revenue
IDRB -Industrial Development Revenue Bond
INS -Insured
ISD -Independent School District
LIQ -Liquidity Agreement
LLC -Limited Liability Corporation
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance
MERLOTs -Municipal Exempt Receipts - Liquidity Optional Tender
Series
PCR -Pollution Control Revenue
PLC -Public Limited Company
PRF -Prerefunded
RANs -Revenue Anticipation Notes
SA -Support Agreement
TANs -Tax Anticipation Notes
TOBs -Tender Option Bonds
VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                 $ 533,291,212
Cash                                                                               550,726
Income receivable                                                                3,291,735
Receivable for shares sold                                                          43,783
Prepaid expenses                                                                    13,090
TOTAL ASSETS                                                                   537,190,546
LIABILITIES:
Income distribution payable                                    $  891,233
Accrued expenses                                                  193,101
Total Liabilities                                                                1,084,334
Net Assets for 536,106,212 shares outstanding                               $  536,106,212
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SHARES:
$328,507,225 / 328,507,225 shares outstanding                                        $1.00
CASH SERIES SHARES:
$207,598,987 / 207,598,987 shares outstanding                                        $1.00



See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                     $ 20,018,457
EXPENSES:
Investment advisory fee                                                     $  2,168,395
Administrative personnel and services fee                                        408,779
Custodian fees                                                                    26,550
Transfer and dividend disbursing agent fees and expenses                         131,671
Directors'/Trustees' fees                                                          4,632
Auditing fees                                                                     12,135
Legal fees                                                                        18,238
Portfolio accounting fees                                                        107,038
Distribution services fee-Cash Series Shares                                   1,211,281
Shareholder services fee-Institutional Shares                                    749,642
Shareholder services fee-Cash Series Shares                                      605,640
Share registration costs                                                          69,228
Printing and postage                                                              32,247
Insurance premiums                                                                39,556
Miscellaneous                                                                      3,306
Total Expenses                                                                 5,588,338
WAIVERS:
Waiver of investment advisory fee                          $ (1,379,144)
Waiver of distribution services fee-Cash Series Shares         (605,640)
Waiver of shareholder services fee-Institutional Shares        (749,642)
Total Waivers                                                                 (2,734,426)
Net expenses                                                                                    2,853,912
Net investment income                                                                        $ 17,164,545


See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED OCTOBER 31                                               1998
1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                          $     17,164,545     $     14,244,131
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                (10,155,213)          (7,772,322)
Cash Series Shares                                                   (7,009,332)          (6,471,809)
Change In Net Assets Resulting From Distributions
To Shareholders                                                     (17,164,545)         (14,244,131)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                      1,392,083,828        1,220,304,237
Net asset value of shares issued to shareholders in payment
of distributions declared                                             7,214,822            6,706,186
Cost of shares redeemed                                          (1,292,784,856)      (1,250,475,198)
Change in net assets resulting from share transactions              106,513,794          (23,464,775)
Change in net assets                                                106,513,794          (23,464,775)
NET ASSETS:
Beginning of period                                                 429,592,418          453,057,193
End of period                                                  $    536,106,212     $    429,592,418



See Notes which are an integral part of the Financial Statements

Notes To Financial Statements


October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:

                                        ACQUISITION     ACQUISITION
SECURITY                                DATE            COST
Commonwealth of Puerto Rico
(Series 1992A) P-Floats PT-140          2/12/1998       $ 5,000,000
Minneapolis/St. Paul MN
Housing Finance Board, SFM Revenue
Bonds, MERLOTS (Series D)               10/1/1998         3,160,000
Dakota County, Washington County
& Anoka City, MN Housing &
Redevelopment Authority, MERLOTS
(Series H)                               9/1/1998          3,000,000
Dakota County & Washington County
MN Housing & Redevelopment
Authority, MERLOTS (Series J)            9/1/1998         10,745,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $536,106,212.

Transactions in shares were as follows:




YEAR ENDED OCTOBER 31                                            1998              1997
INSTITUTIONAL SHARES:
Shares sold                                                    743,424,803       596,921,325
Shares issued to shareholders in payment of distributions
declared                                                           363,132           323,548
Shares redeemed                                               (623,646,203)     (606,322,424)
Net Change Resulting From Institutional Share Transactions     120,141,732        (9,077,551)
YEAR ENDED OCTOBER 31                                            1998              1997
CASH SERIES SHARES:
Shares sold                                                    648,659,025       623,382,912
Shares issued to shareholders in payment of distributions
declared                                                         6,851,690         6,382,638
Shares redeemed                                               (669,138,653)     (644,152,774)
Net Change Resulting From Cash Series Share Transactions       (13,627,938)      (14,387,224)
Net Change Resulting From Share Transactions                   106,513,794       (23,464,775)



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Cash Series, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay Federated Shareholder Services up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $767,167,340 and $706,792,340, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 51.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.2% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.


Report of Independent Public Accountants

To The Board Of Trustees Of Federated Municipal Trust
And Shareholders Of Minnesota Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts
December 23, 1998


[Graphic]

PROSPECTUS

Minnesota Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES



December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated
Minnesota Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor
Investment Company Act File No. 811-5911



Cusip 314229402
0082715A-IS (12/98)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION

Minnesota Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES
CASH SERIES SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Minnesota Municipal Cash Trust dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.


                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses


STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

Cusip 314229402
Cusip 314229873


0082715B (12/98)

How is the Fund Organized?

The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Cash Series Shares (Shares). This SAI relates to both of the classes of the above-mentioned Shares.

Securities in Which the Fund Invests


SECURITIES DESCRIPTIONS AND TECHNIQUES
In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds

General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds
Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.


Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investment Ratings

A rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The fund's principal risks fund are described in its prospectus. An additional risk factor is outlined below.

Tax Risk
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt") tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.



FUNDAMENTAL INVESTMENT POLICIES
The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and Minnesota regular personal income tax (exempt interest dividends). The Fund invests its assets so that at least 95% of the exempt interest dividends that the Fund pays to its shareholders will derive from interest income from Minnesota municipal obligations. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.


The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.


Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

Lending Cash or Securities
The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Minnesota tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations, or its Declaration of Trust.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate
The Fund will not purchase or sell real estate or real estate limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Restricted Securities
The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under federal securities law, except for certain restricted securities which meet the criteria for liquidity established by the Board.


Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of Investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


The above limitations cannot be changed unless authorized by the "vote of a majojrity of its outstanding voting securtiies," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days after notice.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the Rule) promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (CASH SERIES SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Compnay (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


Account and Share Information

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares:
Firmad & Co., Milwaukee, Wisconsin, owned approximately 17,453,769 shares (5.27%); Resource Bank & Trust Co., Minneapolis, Minnesota, owned approximately 58,053,087 shares (17.54%) and VAR & Co., St. Paul, Minnesota, owned approximately 208,436,158 shares (62.98%).

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Cash Series Shares:
Primevest Financial Services, Inc., St. Cloud, Minnesota, owned approximately 14,491,755 shares (5.85%); MJK Clearing Omnibus Account, Minneapolis, Minnesota, owned approximately 24,106,108 shares (9.73%); Dain Rauscher Incorporated, Minneapolis, Minnesota, owned approximately 25,613,858 shares (10.33%); Piper Jaffray, Inc. (special custody account for the exclusive benefit of its customers), Minneapolis, Minnesota, owned approximately 33,988,618 shares (13.71%); FBS Investment Services, Inc. (for the exclusive benefit of its customers), Minneapolis, Minnesota, owned approximately 59,795,590 shares (24.12%); and Norwest Investment Services, Inc., Minneapolis, Minnesota, owned approximately31,132,140 shares (24.66%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES
Under existing Minnesota laws, distributions made by the Fund will be exempt from Minnesota regular personal income taxes provided that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and provided further that 95% of such distributions are derived from interest on obligations issued by the State of Minnesota or any of its political or governmental subdivisions, municipalities, or governmental agencies or instrumentalities. Distributions made by the Fund will also be exempt to the extent that they are derived from interest on federal obligations and are reported federally as dividend income by shareholders. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Minnesota regular personal income taxes.


Dividends of the Fund are not exempt from Minnesota corporate income taxes.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


Total
Name
Compensation
Birthdate
Aggregate     From Trust
Address                           Principal Occupations
Compensation  and Fund
Position With Trust               for Past 5 Years
From Trust    Complex
--------------------------------- ----------------------------------------------------------------------
------------  -------------
John F. Donahue##*                Chief Executive Officer and Director or Trustee of the
Federated          $       0  $0 for the
Birthdate: July 28, 1924          Fund Complex. Chairman and Director, Federated Investors,
Inc.;                      Trust and 56
Federated Investors Tower         Chairman and Trustee, Federated Advisers, Federated Management,
and                  other
1001 Liberty Avenue               Federated Research; Chairman and Director, Federated Research
Corp.,                 investment
Pittsburgh, PA                    and Federated Global Research Corp.; Chairman, Passport
Research,                    companies in
CHAIRMAN and TRUSTEE
Ltd.                                                                                 the Fund

Complex


Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex; Director,
Member       $4,076.31  $111,222 for
Birthdate: February 3, 1934       of Executive Committee, Children's Hospital of Pittsburgh;
formerly:                 the Trust
15 Old Timber Trail               Senior Partner, Ernst & Young LLP; Director, MED 3000 Group,
Inc.;                   and 56 other
Pittsburgh, PA                    Director, Member of Executive Committee, University of
Pittsburgh.                   investment
TRUSTEE
companies in

the Fund

Complex


John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;
President,             $4,484.62  $122,362 for
Birthdate: June 23, 1937          Investment Properties Corporation; Senior Vice President, John
R.                    the Trust
Wood/IPC Commercial Dept.         Wood and Associates, Inc., Realtors; Partner or Trustee in
private                   and 56 other
John R. Wood and Associates, Inc. real estate ventures in Southwest Florida; formerly:
President,                      investment
 Realtors                         Naples Property Management, Inc. and Northgate Village
Development                   companies in
3255 Tamiami Trail North Naples,
Corporation.                                                                         the Fund

FL
Complex
TRUSTEE


William J. Copeland               Director or Trustee of the Federated Fund Complex; Director
and           $4,484.62  $122,362 for
Birthdate: July 4, 1918           Member of the Executive Committee, Michael Baker, Inc.;
formerly:                    the Trust
One PNC Plaza-23rd Floor          Vice Chairman and Director, PNC Bank, N.A., and PNC Bank
Corp.;                      and 56 other
Pittsburgh, PA                    Director, Ryan Homes,
Inc.                                                           investment
TRUSTEE
companies in
                                  Retired: Director, United Refinery; Director, Forbes Fund;
Chairman,                 the Fund
                                  Pittsburgh Foundation; Chairman, Pittsburgh Civic Light
Opera.                       Complex


James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;
Attorney-at-law;       $4,484.62  $122,362 for
Birthdate: May 18, 1922           Director, The Emerging Germany Fund,
Inc.                                            the Trust
571 Hayward Mill
Road                                                                                                  and
56 other
Concord, MA                       Retired: President, Boston Stock Exchange, Inc.;
Regional                            investment
TRUSTEE                           Administrator, United States Securities and Exchange
Commission.                     companies in

the Fund

Complex


Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex; Professor
of           $4,076.31  $111,222 for
Birthdate: October 11, 1932       Medicine, University of Pittsburgh; Medical Director, University
of                  the Trust
3471 Fifth Avenue                 Pittsburgh Medical Center  Downtown; Hematologist, Oncologist,
and                   and 56 other
Suite 1111                        Internist, Presbyterian and Montefiore Hospitals; Member,
National                   investment
Pittsburgh, PA                    Board of Trustees, Leukemia Society of
America.                                      companies in
TRUSTEE
the Fund

Complex


Edward L. Flaherty, Jr., Esq.#    Director or Trustee of the Federated Fund Complex; Attorney,
of           $4,484.62  $122,362 for
Birthdate: June 18, 1924          Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N
Park                        the Trust
Miller, Ament, Henny & Kochuba    Restaurants, Inc.; formerly: Counsel, Horizon Financial,
F.A.,                       and 56 other
205 Ross Street                   Western Region; Partner, Meyer and
Flaherty.                                         investment
Pittsburgh,
PA
companies in
TRUSTEE
the Fund

Complex


Peter E. Madden                   Director or Trustee of the Federated Fund Complex;
formerly:              $4,076.31  $111,222 for
Birthdate: March 16, 1942         Representative, Commonwealth of Massachusetts General
Court;                         the Trust
One Royal Palm Way                President, State Street Bank and Trust Company and State
Street                      and 56 other
100 Royal Palm Way
Corporation.                                                                         investment
Palm Beach,
FL
companies in
TRUSTEE                           Retired: Director, VISA USA and VISA International; Chairman
and                     the Fund
                                  Director, Massachusetts Bankers Association; Director,
Depository                    Complex
                                  Trust
Corporation.


John E. Murray, Jr., J.D., S.J.D. Director or Trustee of the Federated Fund Complex; President,
Law         $4,076.31  $111,222 for
Birthdate: December 20, 1932      Professor, Duquesne University; Consulting Partner, Mollica &
Murray.                the Trust
President, Duquesne
University                                                                                         and 56
other
Pittsburgh, PA                    Retired: Dean and Professor of Law, University of Pittsburgh
School                  investment
TRUSTEE                           of Law; Dean and Professor of Law, Villanova University School
of                    companies in

Law.                                                                                 the Fund

Complex


Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex; President,
World       $4,076.31  $111,222 for
Birthdate: September 14, 1925     Society of Ekistics, Athens; Professor, International
Politics;                      the Trust
1202 Cathedral of Learning        Management Consultant; Trustee, Carnegie Endowment for
International                 and 56 other
University of Pittsburgh          Peace, RAND Corporation, Online Computer Library Center,
Inc.,                       investment
Pittsburgh, PA                    National Defense University and U.S. Space Foundation;
President                     companies in
TRUSTEE                           Emeritus, University of Pittsburgh; Founding Chairman,
National                      the Fund
                                  Advisory Council for Environmental Policy and Technology,
Federal                    Complex
                                  Emergency Management Advisory Board and Czech Management
Center,

Prague.

                                  Retired: Professor, United States Military Academy;
Professor,
                                  United States Air Force
Academy.


Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;
Public                 $4,076.31  $111,222 for
Birthdate: June 21, 1935          Relations/Marketing/Conference
Planning.                                             the Trust
4905 Bayard
Street
and 56 other
Pittsburgh, PA                    Retired: National Spokesperson, Aluminum Company of
America;                         investment
TRUSTEE                           business
owner.                                                                      companies in

the Fund

Complex


Glen R. Johnson*                  Trustee, Federated Investors, Inc.; staff member,
Federated               $       0  $0 for the
Birthdate: May 2, 1929            Securities
Corp.                                                                     Trust and 8
Federated Investors
Tower                                                                                              other
1001 Liberty
Avenue
investment
Pittsburgh,
PA
companies in
PRESIDENT and
TRUSTEE
the Fund

Complex


J. Christopher Donahue##*         President or Executive Vice President of the Federated Fund
Complex;      $       0  $0 for the
Birthdate: April 11, 1949         Director or Trustee of some of the Funds in the Federated
Fund                       Trust and 18
Federated Investors Tower         Complex; President and Director, Federated Investors,
Inc.;                          other
1001 Liberty Avenue               President and Trustee, Federated Advisers, Federated Management,
and                 investment
Pittsburgh, PA                    Federated Research; President and Director, Federated Research
Corp.                 companies in
EXECUTIVE VICE PRESDIENT          and Federated Global Research Corp.; President, Passport
Research,                   the Fund
                                  Ltd.; Trustee, Federated Shareholder Services Company;
Director,                     Complex
                                  Federated Services Company.


Edward C. Gonzales*               Trustee or Director of some of the Funds in the Federated
Fund            $       0  $0 for the
Birthdate: October 22, 1930       Complex; President, Executive Vice President and Treasurer of
some                   Trust and 1
Federated Investors Tower         of the Funds in the Federated Fund Complex; Vice Chairman,
Federated                 other
1001 Liberty Avenue               Investors, Inc.; Vice President, Federated Advisers,
Federated                       investment
Pittsburgh, PA                    Management, Federated Research, Federated Research Corp.,
Federated                  companies in
EXECUTIVE VICE PRESIDENT          Global Research Corp. and Passport Research, Ltd.; Executive
Vice                    the Fund
                                  President and Director, Federated Securities Corp.;
Trustee,                         Complex
                                  Federated Shareholder Services Company.


John W. McGonigle                 Executive Vice President and Secretary of the Federated
Fund              $       0  $0 for the
Birthdate: October 26, 1938       Complex; Executive Vice President, Secretary, and
Director,                          Trust and 56
Federated Investors Tower         Federated Investors, Inc.; Trustee, Federated Advisers,
Federated                    other
1001 Liberty Avenue               Management, and Federated Research; Director, Federated
Research                     investment
Pittsburgh, PA                    Corp. and Federated Global Research Corp.; Director,
Federated                       companies in
EXECUTIVE VICE PRESIDENT and      Services Company; Director, Federated Securities
Corp.                               the Fund

SECRETARY
Complex


Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice President -
Funds           $       0  $0 for the
Birthdate: June 17, 1954          Financial Services Division, Federated Investors, Inc.;
Formerly:                    Trust and 56
Federated Investors Tower         various management positions within Funds Financial
Services                         other
1001 Liberty Avenue               Division of Federated Investors,
Inc.                                                investment
Pittsburgh,
PA
companies in
TREASURER
the Fund

Complex


Richard B. Fisher*                President or Vice President of some of the Funds in the
Federated         $       0  $0 for the
Birthdate: May 17, 1923           Fund Complex; Director or Trustee of some of the Funds in
the                        Trust and 6
Federated Investors Tower         Federated Fund Complex; Executive Vice President,
Federated                          other
1001 Liberty Avenue               Investors, Inc.; Chairman and Director, Federated Securities
Corp.                   investment
Pittsburgh,
PA
companies in
VICE
PRESIDENT
the Fund

Complex


William D. Dawson, III            Chief Investment Officer of this Fund and various other Funds in
the      $       0  $0 for the
Birthdate: March 3, 1949          Federated Fund Complex; Executive Vice President,
Federated                          Trust and 41
Federated Investors Tower         Investment Counseling, Federated Global Research Corp.,
Federated                    other
1001 Liberty Avenue               Advisers, Federated Management, Federated Research, and
Passport                     investment
Pittsburgh, PA                    Research, Ltd.; Registered Representative, Federated
Securities                      companies in
CHIEF INVESTMENT OFFICER          Corp.; Portfolio Manager, Federated Administrative Services;
Vice                    the Fund
                                  President, Federated Investors, Inc.; Formerly: Executive
Vice                       Complex
                                  President and Senior Vice President, Federated Investment Counseling
                                  Institutional Portfolio Management Services Division; Senior Vice
                                  President, Federated Research Corp., Federated Advisers, Federated
                                  Management, Federated Research, and Passport Research, Ltd.


Mary Jo Ochson                    Senior Portfolio Manager and Vice President of eight
investment           $       0  $0 for the
Birthdate:  September 12, 1953    companies in the Federated Fund Complex; Senior Vice
President,                      Trust and 7
Federated Investors Tower         Federated Investment Counseling, Federated Advisers,
Federated                       other
1001 Liberty Avenue               Global Research Corp., Federated Management, Federated
Research,                     investment
Pittsburgh, PA                    Federated Research Corp. and Passport Research, Ltd.; Formerly:
Vice                 companies in
SENIOR PORTFOLIO MANAGER/VICE     President, Federated Advisers, Federated Management,
Federated                       the Fund
 PRESIDENT                        Research, Federated Research Corp. , Passport Research, Ltd.
and                     Complex
                                  Federated Global Research Corp.


Jeff A. Kozemchak                 Senior Portfolio Manager and Vice President of four
investment            $       0  $0 for the
Birthdate:  January 15, 1960      companies in the Federated Fund Complex; Vice President,
Federated                   Trust and 3
Federated Investors Tower         Investment Counseling, Federated Advisers, Federated Global
Research                 other
1001 Liberty Avenue               Corp., Federated Management, Federated Research, Federated
Research                  investment
Pittsburgh, PA                    Corp. and Passport Research, Ltd.; Formerly:  Assistant
Vice                         companies in
SENIOR PORTFOLIO MANAGER/VICE     President and Investment Analyst, Federated Research Corp.
and                       the Fund
 PRESIDENT                        Passport Research, Ltd. ; Assistant Vice President,
Federated                        Complex
                                  Advisers, Federated Management and Federated Research.

## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum                         Average Aggregate Daily
Administrative  Fee             Net Assets of the Federated Funds
-------------------------------------------------------------------
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES


For the Year Ended
October  31,                          1998            1997            1996
-----------------------------------------------------------------------------
Advisory Fee Earned                $2,168,395      $1,795,783      $1,616,197
Advisory Fee Reduction              1,379,144       1,181,776       1,058,480
Brokerage Commissions                       0               0               0
Administrative Fee                    408,779         338,975         305,489
12b-1 Fee
 Cash Series Shares                   605,641             ---             ---
Shareholder Services Fee
 Institutional Shares                       0             ---             ---
 Cash Series Shares                   605,640             ---             ---


Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns given for the one-year, five-years and since inception periods ended October 31, 1998.


Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended October 31, 1998.

Share Class                               7-Day Period      1 Year   5 Years   Since Inception on
Institutional Shares                                                           September 10, 1990
--------------------------------------------------------------------------------------------------
Total Return                                --              3.44%    3.36%            3.47%
Yield                                     3.09%               --       --               --
Effective Yield                           3.14%               --       --               --
Tax-Equivalent Yield                      6.05%               --       --               --
--------------------------------------------------------------------------------------------------

Share Class                               7-Day Period      1 Year   5 Years   Since Inception on
Cash Series Shares                                                             January 7, 1991
--------------------------------------------------------------------------------------------------
Total Return                                --              2.93%    2.89%            2.92%
Yield                                     2.59%               --       --               --
Effective Yield                           2.63%               --       --               --
Tax-Equivalent Yield                      5.07%               --       --               --
--------------------------------------------------------------------------------------------------


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                       TAXABLE YIELD EQUIVALENT FOR 1998

                              STATE OF MINNESOTA
--------------------------------------------------------------------------------
                COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                23.00%    36.50%     39.50%     44.50%     48.10%
--------------------------------------------------------------------------------
    JOINT           $1-  $42,351-  $102,301-  $155,951-     OVER
    RETURN      42,350   102,300    155,950    278,450   $278,450

    SINGLE          $1-  $25,351-  $ 61,401-  $128,101-     OVER
    RETURN      25,350    61,400    128,100    278,450   $278,450

--------------------------------------------------------------------------------
    TAX-EXEMPT
    YIELD                  TAXABLE YIELD EQUIVALENT
--------------------------------------------------------------------------------
      1.50%      1.95%     2.36%      2.48%      2.70%      2.89%
      2.00%      2.60%     3.15%      3.31%      3.60%      3.85%
      2.50%      3.25%     3.94%      4.13%      4.50%      4.82%
      3.00%      3.90%     4.72%      4.96%      5.41%      5.78%
      3.50%      4.55%     5.51%      5.79%      6.31%      6.74%
      4.00%      5.19%     6.30%      6.61%      7.21%      7.71%
      4.50%      5.84%     7.09%      7.44%      8.11%      8.67%
      5.00%      6.49%     7.87%      8.26%      9.01%      9.63%
      5.50%      7.14%     8.66%      9.09%      9.91%     10.60%
      6.00%      7.79%     9.45%      9.92%     10.81%     11.56%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.

Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report
Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money
A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.


Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal funds
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government Funds
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings


APPENDIX


STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.


MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH INVESTORS SERVICE, L.P.  SHORT-TERM DEBT RATING DEFINITIONS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Addresses

MINNESOTA MUNICIPAL CASH TRUST

Institutional Shares
Cash Series Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser

Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants


Arthur Andersen LLP
225 Franklin Street Boston, MA 02110-2812



PROSPECTUS

North Carolina Municipal Cash Trust

A Portfolio of Federated Municipal Trust

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


December 31, 1998

CONTENTS


Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which

the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  10

Financial Information  11

Report of Independent Public Accountants  24


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and North Carolina state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic representation omitted.  Please see Appendix B4.]

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.34%.


Within the period shown in the Chart, the Fund's highest quarterly return was 0.93% (quarter ended June 30, 1995). Its lowest quarterly return was 0.55% (quarter ended March 31, 1994).


The Fund's Seven-Day Net Yield as of 12/31/97 was 3.52%.


The following table represents the Fund's Average Annual Total Return through 12/31/97.

CALENDAR PERIOD          FUND
1 Year                   3.27%
Start of Performance 1   3.15%

1  The Fund's start of performance date was December 31, 1993.


Investors may call the Fund at 1-800-341-7400 to acquire the Seven-Day Net
Yield.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

NORTH CAROLINA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and redeem Shares of the Fund.


SHAREHOLDER FEES
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed on Purchases (as
a
percentage of offering price)                                           None
Maximum Deferred Sales Charge (Load) (as a percentage
of
original purchase price or redemption
proceeds,
as applicable)                                                          None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends
(and other
Distributions)
(as a percentage of offering price)                                     None
Redemption Fee (as a percentage of amount redeemed,
if
applicable)                                                             None
Exchange Fee                                                            None
ANNUAL FUND OPERATING EXPENSES(Before Waivers)
1
Expenses That are Deducted From Fund Assets (as a
percentage
of average net assets)
Management Fee 2                                                        0.50%
Distribution (12b-1) Fee                                                None
Shareholder Services Fee                                                0.25%
Other Expenses                                                          0.19%
Total Annual Fund Operating Expenses                                    0.94%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts.
These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

 Waiver of Fund Expenses                                                0.35%
 Total Actual Annual Operating Expenses (after waivers)                 0.59%

2 The Adviser voluntarily waived a portion of the management fee.
The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.15% for the year ended October 31, 1998.


EXAMPLE


The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming no redemption      $96      $300      $520     $1,155


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.


TEMPORARY DEFENSIVE INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the State of North Carolina income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?


TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.


FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS


Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond thirteen months.


MUNICIPAL NOTES


Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT


Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.


CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in North Carolina. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.


An account may be opened with a smaller minimum amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


How is the Fund Sold?


The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-North Carolina taxpayers because it invests in North Carolina tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.


An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE


Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600


If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company


1099 Hingham Street

Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.


If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend. This amount will be wired to you the same day.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL

You may redeem Shares by mailing a written request to the Fund.


Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:


Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317


All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;


* your redemption will be sent to an address of record that was changed within the last 30 days; or


* a redemption is payable to someone other than the shareholder(s) of record.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


PAYMENT METHODS FOR REDEMPTIONS


Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:


* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

*  to allow your purchase to clear;

*  during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


CHECKWRITING


You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.


DEBIT CARD


You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.


ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information


CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.


Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from North Carolina state personal income tax to the extent they are derived from interest on obligations exempt from North Carolina personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS


The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights


(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page 24.

YEAR ENDED OCTOBER 31                          1998         1997         1996       1995        1994
1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03         0.03        0.04        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)      (0.04)  (    0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                 3.17%        3.24%        3.23%       3.51%       2.06%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.59%        0.59%        0.59%       0.59%       0.49  % 3
Net investment income                          3.09%        3.19%        3.17%       3.46%       2.54  % 3
Expense waiver/reimbursement 4                 0.35%        0.40%        0.42%       0.40%       0.44  % 3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $212,111     $172,636     $137,749     $97,602     $85,249

1 Reflects operations for the period from December 31, 1993 (date of initial public investment) to October 31, 1994. For the period from November 29, 1993 (start of business) to December 31, 1993, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS


October 31, 1998

PRINCIPAL
AMOUNT                                                                                  VALUE
                 SHORT-TERM MUNICIPALS-99.3% 1
                 NORTH CAROLINA-96.5%
  $  1,755,000   Alamance County, NC Industrial Facilities & Pollution
                 Control Financing Authority, (Series B) Weekly VRDNs (Culp,
                 Inc.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)             $   1,755,000
     6,000,000   Alexander County, NC Industrial Facilities & Pollution
                 Control Financing Authority, (Series 1997) Weekly VRDNs
                 (Mitchell Gold Company, Inc.)/(SouthTrust Bank of Alabama,
                 Birmingham LOC)                                                      6,000,000
     1,600,000   Buncombe County, NC Industrial Facilities & Pollution
                 Control Financing Authority, (Series 1991) Weekly VRDNs
                 (Rich Mount, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)               1,600,000
       975,000   Burke County, NC Industrial Facilities & Pollution Control
                 Financing Authority Weekly VRDNs (Norwalk Furniture Corp &
                 Hickory Furniture)/(Branch Banking & Trust Co, Wilson LOC)             975,000
       640,000   Catawba County, NC Industrial Facilities & Pollution Control
                 Financing Authority, (Series 1992) Weekly VRDNs (WSMP,
                 Inc.)/(Nationsbank, N.A., Charlotte LOC)                               640,000
     4,600,000   Catawba County, NC Industrial Facilities & Pollution Control
                 Financing Authority, (Series 1994) Weekly VRDNs (Ethan Allen
                 Inc Project)/(Bankers Trust Co., New York LOC)                       4,600,000
     4,000,000   Catawba County, NC Industrial Facilities & Pollution Control
                 Financing Authority, (Series 1998) Weekly VRDNs (Centro
                 Inc.)/(Norwest Bank Minnesota, N.A. LOC)                             4,000,000
       525,000   Charlotte, NC, Water & Sewer, 5.25% Bonds, 4/1/1999                    528,367
     3,115,000   Cleveland County, NC Industrial Facilities and Pollution
                 Control Financing Authority, IDRB (Series 1990) Weekly VRDNs
                 (MetalsAmerica, Inc. Project)/(BankBoston, N.A. LOC)                 3,115,000
     1,370,000   Cleveland County, NC Industrial Facilities and Pollution
                 Control Financing Authority, Pollution Control Revenue Bonds
                 (Series 1995) Weekly VRDNs (Grover Industries, Inc.
                 Project)/(Bank of America, IL LOC)                                   1,370,000
     2,200,000   Clipper, NC Tax-Exempt Trust Weekly VRDNs (North Carolina
                 State)/(State Street Bank and Trust Co. LIQ)                         2,200,000
     6,000,000   Gaston County, NC Industrial Facilities and Pollution
                 Control Financing Authority, (Series 1997) Weekly VRDNs
                 (Thermoform Plastic, Inc.)/(Norwest Bank Minnesota, N.A.
                 LOC)                                                                 6,000,000
       950,000   Gaston County, NC, UT GO, 4.70% Bonds (FGIC INS), 3/1/1999             953,335
     2,430,000   Guilford County, NC Industrial Facilities & PCFA, (Series
                 1996) Weekly VRDNs (South/Win Ltd.)/(Branch Banking & Trust
                 Co, Wilson LOC)                                                      2,430,000
     8,075,000   Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs
                 (Flambeau Airmold Project)/(Norwest Bank Minnesota, N.A.
                 LOC)                                                                 8,075,000
       600,000   Iredell County, NC Industrial Facilities & Pollution Control
                 Financing Authority, Industrial Revenue Bonds Weekly VRDNs
                 (Jet Corr, Inc. Project)/(National Bank of Canada,
                 Montreal LOC)                                                          600,000
     1,000,000   Johnson County, NC Industrial Facilities & Pollution Control
                 Financing Authority, (Series 1996) Weekly VRDNs (Inolex
                 Chemical Company Project)/(PNC Bank, N.A. LOC)                       1,000,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 NORTH CAROLINA-CONTINUED
  $  1,800,000   Lincoln County, NC Industrial Facilities & Pollution Control
                 Financing Authority, Industrial Revenue Bonds Weekly VRDNs
                 (Leucadia, Inc Project)/(National Bank of Canada,
                 Montreal LOC)                                                    $   1,800,000
    15,700,000   Martin County, NC IFA, (Series 1993) Weekly VRDNs
                 (Weyerhaeuser Co.)                                                  15,700,000
     5,000,000   McDowell County, NC Industrial Facilities and Pollution
                 Control Financing Authority, (Series 1997) Weekly VRDNs
                 (Parker Hosiery, Inc.)/(First Union National Bank,
                 Charlotte, NC LOC)                                                   5,000,000
     2,500,000   Mecklenberg County, NC Industrial Facilities and Pollution
                 Control Financing Authority, (Series 1996) Weekly VRDNs
                 (SteriGenics International Project)/(Comerica Bank, Detroit,
                 MI LOC)                                                              2,500,000
     3,680,000   Mecklenberg County, NC Industrial Facility & PCFA, (Series
                 1988) Weekly VRDNs (Florida Steel Corp.)/(Bankers Trust Co.,
                 New York LOC)                                                        3,680,000
       900,000   Mecklenburg County, NC, (Series 1996) Weekly VRDNs (YMCA of
                 Greater Charlotte Project)/(Wachovia Bank of NC, N.A.,
                 Winston-Salem LOC)                                                     900,000
     1,000,000   Mecklenburg County, NC, UT GO, 6.60% Bonds, 4/1/1999                 1,014,259
     2,765,000   New Hanover County, NC PCFA Weekly VRDNs (Efson, Inc.)/
                 (Branch Banking & Trust Co, Wilson LOC)                              2,765,000
     9,000,000   New Hanover County, NC PCFA, (Series 1984) Weekly VRDNs
                 (American Hoist & Derrick Co. Project)/(BankBoston, N.A.
                 LOC)                                                                 9,000,000
     1,225,000   New Hanover County, NC PCFA, (Series 1990) Weekly VRDNs
                 (Wilmington Machinery, Inc. Project)/(Branch Banking & Trust
                 Co, Wilson LOC)                                                      1,225,000
     2,250,000   New Hanover County, NC, GO School Bonds, (Series 1995)
                 Weekly VRDNs (Wachovia Bank of NC, N.A., Winston-Salem LIQ)          2,250,000
     2,250,000   New Hanover County, NC, GO School Bonds, (Series 1995)
                 Weekly VRDNs (Wachovia Bank of NC, N.A., Winston-Salem LIQ)          2,250,000
     2,600,000   North Carolina Agricultural Finance Authority, (Series 1996)
                 Weekly VRDNs (Coastal Carolina Gin L.L.C. Project)/(Branch
                 Banking & Trust Co, Wilson LOC)                                      2,600,000
     6,500,000   North Carolina Eastern Municipal Power Agency, 3.50% CP
                 (Canadian Imperial Bank of Commerce, Toronto LOC), Mandatory
                 Tender 1/14/1999                                                     6,500,000
     6,060,000   North Carolina Eastern Municipal Power Agency, PA -171
                 (Series 1996A) Weekly VRDNs (MBIA Insurance Corporation
                 INS)/(Merrill Lynch Capital Services, Inc. LIQ)                      6,060,000
    17,165,000   North Carolina Eastern Municipal Power Agency, PT-132 Weekly
                 VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)                   17,165,000
     1,800,000   North Carolina Educational Facilities Finance Agency,
                 (Series 1990) Weekly VRDNs (Bowman Gray School of Medicine)/
                 (Wachovia Bank of NC, N.A., Winston-Salem LOC)                       1,800,000
    12,000,000   North Carolina HFA, Variable Rate Certificates (Series
                 1998L), 3.80% TOBs (Bank of America NT and SA, San Francisco
                 LIQ), Optional Tender 7/15/1999                                     12,000,000
     4,000,000   North Carolina Medical Care Commission, (Series 1996) Weekly
                 VRDNs (Adult Communities Total Services, Inc)/(Lasalle
                 National Bank, Chicago LOC)                                          4,000,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 NORTH CAROLINA-CONTINUED
 $   2,300,000   North Carolina Medical Care Commission, (Series 1996) Weekly
                 VRDNs (North Carolina Baptist)                                   $   2,300,000
     7,500,000   North Carolina Medical Care Commission, (Series 1998) Weekly
                 VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia
                 Bank of NC, N.A., Winston-Salem LOC)                                 7,500,000
    12,000,000   North Carolina Municipal Power Agency No. 1, (Series A),
                 3.55% CP (Morgan Guaranty Trust Co., New York and UBS AG
                 LOCs), Mandatory Tender 12/11/1998                                  12,000,000
     2,500,000   North Carolina State, (Series 1998A) PA-342 Weekly VRDNs
                 (Merrill Lynch Capital Services  Inc. LIQ)                           2,500,000
     4,000,000   Onslow County, NC Industrial Facilities & Pollution Control
                 Financing Authority Weekly VRDNs (Mine Safety Appliances
                 Co.)/(Sanwa Bank Ltd., Osaka LOC)                                    4,000,000
     3,280,000   Orange County, NC Industrial Facilities & Pollution Control
                 Financing Authority Weekly VRDNs (Mebane Packaging Corp)/
                 (First Union National Bank, Charlotte, NC LOC)                       3,280,000
     1,300,000   Piedmont, NC Airport Authority Weekly VRDNs (Triad
                 International Maintenance Corp.)/(Mellon Bank N.A.,
                 Pittsburgh LOC)                                                      1,300,000
     1,500,000   Randolph County, NC IDA, (Series 1990) Weekly VRDNs (Wayne
                 Steel, Inc.)/(BancOne, Ohio, N.A. LOC)                               1,500,000
     1,200,000   Rutherford County, NC, Industrial Facilities Pollution
                 Control Financing Authority Weekly VRDNs (Spring-Ford
                 Knitting Co.)/(Branch Banking & Trust Co, Wilson LOC)                1,200,000
     1,500,000   Sampson County, NC Industrial Facilities and Pollution
                 Control Financing Authority, (Series 1997) Weekly VRDNs
                 (DuBose Strapping, Inc.)/(First Union National Bank,
                 Charlotte, NC LOC)                                                   1,500,000
     4,000,000   Wake County, NC Industrial Facilities & PCFA, (Series
                 1990A), 3.00% CP (Carolina Power & Light Co.)/(First
                 National Bank of Chicago LOC), Mandatory Tender 2/12/1999            4,000,000
     5,000,000   Wake County, NC Industrial Facilities & PCFA, (Series
                 1990B), 3.10% CP (Carolina Power & Light Co.)/(Bank of New
                 York, LOC), Mandatory Tender 3/11/1999                               5,000,000
     4,000,000   Wake County, NC, 4.40% Bonds, 3/1/1999                               4,010,288
     2,832,866   Wayne County, NC PCFA Weekly VRDNs (Cooper Industries,
                 Inc.)/(Sanwa Bank Ltd., Osaka LOC)                                   2,832,866
     7,600,000   Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec,
                 Inc.)/(Branch Banking & Trust Co, Wilson LOC)                        7,600,000
                 Total                                                              204,574,115
PRINCIPAL
AMOUNT                                                                                   VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 PUERTO RICO-2.8%
  $  2,000,000   Puerto Rico Industrial, Medical & Environmental PCA, (1983
                 Series A), 4.00% TOBs (Merck & Co., Inc.), Optional Tender
                 12/1/1998                                                        $   2,000,319
     3,000,000   Puerto Rico Industrial, Medical & Environmental PCA, (Series
                 1983A), 3.60% TOBs (Reynolds Metals Co.)/(ABN AMRO Bank
                 N.V., Amsterdam LOC), Optional Tender 9/1/1999                       3,000,000
     1,000,000   Puerto Rico Industrial, Medical & Environmental PCA,
                 Pollution Control Facilities Financing Authority (Series
                 1983 A), 3.75% TOBs (Schering Plough Corp.)/(Morgan Guaranty
                 Trust Co., New York LOC), Optional Tender 12/1/1998                  1,000,000
                 Total                                                                6,000,319
                 Total Investments (at amortized cost) 2                          $ 210,574,434

 Securities that are subject to Alternative Minimum Tax represent 38.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   Second Tier
100.00%      0.00%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($212,110,703) at October 31, 1998.

The following acronyms are used throughout this portfolio:

CP   -Commercial Paper
FGIC -Financial Guaranty Insurance Company
GO   -General Obligation
HFA  -Housing Finance Authority
IDA  -Industrial Development Authority
IDRB -Industrial Development Revenue Bond
IFA  -Industrial Finance Authority
INS  -Insured
LIQ  -Liquidity Agreement
LOCs -Letter(s) of Credit
LOC  -Letter of Credit
MBIA -Municipal Bond Investors Assurance
PCA  -Pollution Control Authority
PCFA -Pollution Control Finance Authority
SA   -Support Agreement
TOBs -Tender Option Bonds
UT   -Unlimited Tax
VRDNs-Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                  $ 210,574,434
Cash                                                                                311,367
Income receivable                                                                 1,258,438
Receivable for shares sold                                                           97,956
Prepaid expenses                                                                      3,908
Deferred organizational costs                                                         1,442
Other assets                                                                            981
Total assets                                                                    212,248,526
LIABILITIES:
Payable for shares redeemed                                      $  4,269
Income distribution payable                                        63,020
Accrued expenses                                                   70,534
Total liabilities                                                                   137,823
Net Assets for 212,110,703 shares outstanding                                 $ 212,110,703
NET ASSETS CONSIST OF:
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$212,110,703 / 212,110,703 shares outstanding                                         $1.00


See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS
Year Ended October 31, 1998


INVESTMENT INCOME:
Interest                                                                                  $ 6,673,495
EXPENSES:
Investment advisory fee                                                $   899,911
Administrative personnel and services fee                                  135,722
Custodian fees                                                               4,601
Transfer and dividend disbursing agent fees and expenses                    64,510
Directors'/Trustees' fees                                                    1,533
Auditing fees                                                               12,000
Legal fees                                                                   9,585
Portfolio accounting fees                                                   46,947
Shareholder services fee                                                   449,956
Share registration costs                                                    24,822
Printing and postage                                                        16,279
Insurance premiums                                                          13,315
Miscellaneous                                                               19,966
Total expenses                                                           1,699,147
WAIVER:
Waiver of investment advisory fee                                         (629,332)
Net expenses                                                                                1,069,815
Net investment income                                                                     $ 5,603,680


See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED OCTOBER 31                                                    1998
1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $      5,603,680       $    4,504,130
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                               (5,603,680)          (4,504,130)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        1,078,743,485          898,803,747
Net asset value of shares issued to shareholders in payment
of distributions declared                                               4,634,347            3,808,923
Cost of shares redeemed                                            (1,043,902,913)        (867,725,411)
Change in net assets resulting from share transactions                 39,474,919           34,887,259
Change in net assets                                                   39,474,919           34,887,259
NET ASSETS:
Beginning of period                                                   172,635,784          137,748,525
End of period                                                    $    212,110,703       $  172,635,784


See Notes which are an integral part of the Financial Statements


NOTES TO FINANCIAL STATEMENTS
October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.


SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1998, capital paid-in aggregated $212,110,703. Transactions in shares were as follows:




YEAR ENDED OCTOBER 31                                              1998                  1997
Shares sold                                                   1,078,743,485         898,803,747
Shares issued to shareholders in payment of distributions
declared                                                          4,634,347           3,808,923
Shares redeemed                                              (1,043,902,913)       (867,725,411)
Net change resulting from share transactions                     39,474,919          34,887,259

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $53,386 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $501,035,000 and $436,105,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 77.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.0% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF NORTH CAROLINA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of North Carolina Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North Carolina Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998


[Graphic]

PROSPECTUS

North Carolina Municipal Cash Trust

A Portfolio of Federated Municipal Trust


December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's
Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


 [Graphic]
North Carolina Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229782

3090803A (12/98)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION

North Carolina Municipal Cash Trust

A Portfolio of Federated Municipal Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for North Carolina Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.

                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses

DECEMBER 31, 1998


[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

Cusip 3142229782

3090803B (12/98)

How is the Fund Organized?


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established one class of shares of the Fund (Shares).


Securities in Which the Fund Invests


SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.


Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investment Ratings

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and North Carolina state income tax or at least 80% of its net assets will be invested in obligations, the interest income from which is exempt from federal regular and North Carolina state income tax. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.


The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.


Lending Cash or Securities

The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued North Carolina municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, limitations, and its Declaration of Trust.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not purchase securities, if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days after notice.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating service, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.


Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.


Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Shares: First Union Capital Markets Corp., Charlotte, North Carolina, owned approximately 23,477,693 Shares (10.80%); BHC Securities Inc., Philadelphia, Pennsylvania, owned approximately 13,407,070 Shares (6.17%); B. Fernandez & Hermanos, Inc., San Juan, Puerto Rico, owned approximately 11,523,576 Shares (5.30%); The Shelton Companies, Charlotte, North Carolina, owned approximately 12,133,686 Shares (5.58%); and Scott & Stringfellow, Inc., Richmond, Virginia, owned approximately 13,101,926 Shares (6.03%).


Tax Information

FEDERAL INCOME TAX


The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing North Carolina laws, distributions made by the Fund will not be subject to North Carolina income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on obligations of the state of North Carolina or any of its political subdivisions; or (ii) interest on obligations of the United States or its possessions. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to North Carolina income taxes.


Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Total
Name
Compensation
Birthdate
Aggregate     From Trust
Address                           Principal Occupations
Compensation  and Fund
Position With Trust               for Past 5 Years
From Trust    Complex
John F. Donahue##*                Chief Executive Officer and Director or Trustee of the
Federated          $       0  $0 for the
Birthdate: July 28, 1924          Fund Complex. Chairman and Director, Federated Investors,
Inc.;                      Trust and 56
Federated Investors Tower         Chairman and Trustee, Federated Advisers, Federated Management,
and                  other
1001 Liberty Avenue               Federated Research; Chairman and Director, Federated Research
Corp.,                 investment
Pittsburgh, PA                    and Federated Global Research Corp.; Chairman, Passport
Research,                    companies in
CHAIRMAN and TRUSTEE
Ltd.                                                                                 the Fund

Complex


Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex; Director,
Member       $4,076.31  $111,222 for
Birthdate: February 3, 1934       of Executive Committee, Children's Hospital of Pittsburgh;
formerly:                 the Trust
15 Old Timber Trail               Senior Partner, Ernst & Young LLP; Director, MED 3000 Group,
Inc.;                   and 56 other
Pittsburgh, PA                    Director, Member of Executive Committee, University of
Pittsburgh.                   investment
TRUSTEE
companies in

the Fund

Complex


John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;
President,             $4,484.62  $122,362 for
Birthdate: June 23, 1937          Investment Properties Corporation; Senior Vice President, John
R.                    the Trust
Wood/IPC Commercial Dept.         Wood and Associates, Inc., Realtors; Partner or Trustee in
private                   and 56 other
John R. Wood and Associates, Inc. real estate ventures in Southwest Florida; formerly:
President,                      investment
 Realtors                         Naples Property Management, Inc. and Northgate Village
Development                   companies in
3255 Tamiami Trail North Naples,
Corporation.                                                                         the Fund

FL
Complex
TRUSTEE


William J. Copeland               Director or Trustee of the Federated Fund Complex; Director
and           $4,484.62  $122,362 for
Birthdate: July 4, 1918           Member of the Executive Committee, Michael Baker, Inc.;
formerly:                    the Trust
One PNC Plaza-23rd Floor          Vice Chairman and Director, PNC Bank, N.A., and PNC Bank
Corp.;                      and 56 other
Pittsburgh, PA                    Director, Ryan Homes,
Inc.                                                           investment
TRUSTEE
companies in
                                  Retired: Director, United Refinery; Director, Forbes Fund;
Chairman,                 the Fund
                                  Pittsburgh Foundation; Chairman, Pittsburgh Civic Light
Opera.                       Complex


James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;
Attorney-at-law;       $4,484.62  $122,362 for
Birthdate: May 18, 1922           Director, The Emerging Germany Fund,
Inc.                                            the Trust
571 Hayward Mill
Road                                                                                                  and
56 other
Concord, MA                       Retired: President, Boston Stock Exchange, Inc.;
Regional                            investment
TRUSTEE                           Administrator, United States Securities and Exchange
Commission.                     companies in

the Fund

Complex

Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex; Professor
of           $4,076.31  $111,222 for
Birthdate: October 11, 1932       Medicine, University of Pittsburgh; Medical Director, University
of                  the Trust
3471 Fifth Avenue                 Pittsburgh Medical Center  Downtown; Hematologist, Oncologist,
and                   and 56 other
Suite 1111                        Internist, Presbyterian and Montefiore Hospitals; Member,
National                   investment
Pittsburgh, PA                    Board of Trustees, Leukemia Society of
America.                                      companies in
TRUSTEE
the Fund

Complex


Edward L. Flaherty, Jr., Esq. #   Director or Trustee of the Federated Fund Complex; Attorney,
of           $4,484.62  $122,362 for
Birthdate: June 18, 1924          Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N
Park                        the Trust
Miller, Ament, Henny & Kochuba    Restaurants, Inc.; formerly: Counsel, Horizon Financial,
F.A.,                       and 56 other
205 Ross Street                   Western Region; Partner, Meyer and
Flaherty.                                         investment
Pittsburgh,
PA
companies in
TRUSTEE
the Fund

Complex


Peter E. Madden                   Director or Trustee of the Federated Fund Complex;
formerly:              $4,076.31  $111,222 for
Birthdate: March 16, 1942         Representative, Commonwealth of Massachusetts General
Court;                         the Trust
One Royal Palm Way                President, State Street Bank and Trust Company and State
Street                      and 56 other
100 Royal Palm Way
Corporation.                                                                         investment
Palm Beach,
FL
companies in
TRUSTEE                           Retired: Director, VISA USA and VISA International; Chairman
and                     the Fund
                                  Director, Massachusetts Bankers Association; Director,
Depository                    Complex
                                  Trust
Corporation.


John E. Murray, Jr., J.D., S.J.D. Director or Trustee of the Federated Fund Complex; President,
Law         $4,076.31  $111,222 for
Birthdate: December 20, 1932      Professor, Duquesne University; Consulting Partner, Mollica &
Murray.                the Trust
President, Duquesne
University                                                                                         and 56
other
Pittsburgh, PA                    Retired: Dean and Professor of Law, University of Pittsburgh
School                  investment
TRUSTEE                           of Law; Dean and Professor of Law, Villanova University School
of                    companies in

Law.                                                                                 the Fund

Complex


Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex; President,
World       $4,076.31  $111,222 for
Birthdate: September 14, 1925     Society of Ekistics, Athens; Professor, International
Politics;                      the Trust
1202 Cathedral of Learning        Management Consultant; Trustee, Carnegie Endowment for
International                 and 56 other
University of Pittsburgh          Peace, RAND Corporation, Online Computer Library Center,
Inc.,                       investment
Pittsburgh, PA                    National Defense University and U.S. Space Foundation;
President                     companies in
TRUSTEE                           Emeritus, University of Pittsburgh; Founding Chairman,
National                      the Fund
                                  Advisory Council for Environmental Policy and Technology,
Federal                    Complex
                                  Emergency Management Advisory Board and Czech Management
Center,

Prague.

                                  Retired: Professor, United States Military Academy;
Professor,
                                  United States Air Force
Academy.


Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;
Public                 $4,076.31  $111,222 for
Birthdate: June 21, 1935          Relations/Marketing/Conference
Planning.                                             the Trust
4905 Bayard
Street
and 56 other
Pittsburgh, PA                    Retired: National Spokesperson, Aluminum Company of
America;                         investment
TRUSTEE                           business
owner.                                                                      companies in

the Fund

Complex

Glen R. Johnson*                  Trustee, Federated Investors, Inc.; staff member,
Federated               $       0  $0 for the
Birthdate: May 2, 1929            Securities
Corp.                                                                     Trust and 8
Federated Investors
Tower                                                                                              other
1001 Liberty
Avenue
investment
Pittsburgh,
PA
companies in
PRESIDENT and
TRUSTEE
the Fund

Complex


J. Christopher Donahue##*         President or Executive Vice President of the Federated Fund
Complex;      $       0  $0 for the
Birthdate: April 11, 1949         Director or Trustee of some of the Funds in the Federated
Fund                       Trust and 18
Federated Investors Tower         Complex; President and Director, Federated Investors,
Inc.;                          other
1001 Liberty Avenue               President and Trustee, Federated Advisers, Federated Management,
and                 investment
Pittsburgh, PA                    Federated Research; President and Director, Federated Research
Corp.                 companies in
EXECUTIVE VICE PRESDIENT          and Federated Global Research Corp.; President, Passport
Research,                   the Fund
                                  Ltd.; Trustee, Federated Shareholder Services Company;
Director,                     Complex
                                  Federated Services Company.


Edward C. Gonzales*               Trustee or Director of some of the Funds in the Federated
Fund            $       0  $0 for the
Birthdate: October 22, 1930       Complex; President, Executive Vice President and Treasurer of
some                   Trust and 1
Federated Investors Tower         of the Funds in the Federated Fund Complex; Vice Chairman,
Federated                 other
1001 Liberty Avenue               Investors, Inc.; Vice President, Federated Advisers,
Federated                       investment
Pittsburgh, PA                    Management, Federated Research, Federated Research Corp.,
Federated                  companies in
EXECUTIVE VICE PRESIDENT          Global Research Corp. and Passport Research, Ltd.; Executive
Vice                    the Fund
                                  President and Director, Federated Securities Corp.;
Trustee,                         Complex
                                  Federated Shareholder Services
Company.


John W. McGonigle                 Executive Vice President and Secretary of the Federated
Fund              $       0  $0 for the
Birthdate: October 26, 1938       Complex; Executive Vice President, Secretary, and
Director,                          Trust and 56
Federated Investors Tower         Federated Investors, Inc.; Trustee, Federated Advisers,
Federated                    other
1001 Liberty Avenue               Management, and Federated Research; Director, Federated
Research                     investment
Pittsburgh, PA                    Corp. and Federated Global Research Corp.; Director,
Federated                       companies in
EXECUTIVE VICE PRESIDENT and      Services Company; Director, Federated Securities
Corp.                               the Fund

SECRETARY
Complex


Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice President -
Funds           $       0  $0 for the
Birthdate: June 17, 1954          Financial Services Division, Federated Investors, Inc.;
Formerly:                    Trust and 56
Federated Investors Tower         various management positions within Funds Financial
Services                         other
1001 Liberty Avenue               Division of Federated Investors,
Inc.                                                investment
Pittsburgh,
PA
companies in
TREASURER
the Fund

Complex


Richard B. Fisher*                President or Vice President of some of the Funds in the
Federated         $       0  $0 for the
Birthdate: May 17, 1923           Fund Complex; Director or Trustee of some of the Funds in
the                        Trust and 6
Federated Investors Tower         Federated Fund Complex; Executive Vice President,
Federated                          other
1001 Liberty Avenue               Investors, Inc.; Chairman and Director, Federated Securities
Corp.                   investment
Pittsburgh,
PA
companies in
VICE
PRESIDENT
the Fund

Complex


William D. Dawson, III            Chief Investment Officer of this Fund and various other Funds in
the      $       0  $0 for the
Birthdate: March 3, 1949          Federated Fund Complex; Executive Vice President,
Federated                          Trust and 41
Federated Investors Tower         Investment Counseling, Federated Global Research Corp.,
Federated                    other
1001 Liberty Avenue               Advisers, Federated Management, Federated Research, and
Passport                     investment
Pittsburgh, PA                    Research, Ltd.; Registered Representative, Federated
Securities                      companies in
CHIEF INVESTMENT OFFICER          Corp.; Portfolio Manager, Federated Administrative Services;
Vice                    the Fund
                                  President, Federated Investors, Inc.; Formerly: Executive
Vice                       Complex
                                  President and Senior Vice President, Federated Investment Counseling
                                  Institutional Portfolio Management Services Division; Senior Vice
                                  President, Federated Research Corp., Federated Advisers, Federated
                                  Management, Federated Research, and Passport Research, Ltd.


Mary Jo Ochson                    Senior Portfolio Manager and Vice President of eight
investment           $       0  $0 for the
Birthdate:  September 12, 1953    companies in the Federated Fund Complex; Senior Vice
President,                      Trust and 7
Federated Investors Tower         Federated Investment Counseling, Federated Advisers,
Federated                       other
1001 Liberty Avenue               Global Research Corp., Federated Management, Federated
Research,                     investment
Pittsburgh, PA                    Federated Research Corp. and Passport Research, Ltd.; Formerly:
Vice                 companies in
SENIOR PORTFOLIO MANAGER/VICE     President, Federated Advisers, Federated Management,
Federated                       the Fund
 PRESIDENT                        Research, Federated Research Corp. , Passport Research, Ltd.
and                     Complex
                                  Federated Global Research
Corp.


Jeff A. Kozemchak                 Senior Portfolio Manager and Vice President of four
investment            $       0  $0 for the
Birthdate:  January 15, 1960      companies in the Federated Fund Complex; Vice President,
Federated                   Trust and 3
Federated Investors Tower         Investment Counseling, Federated Advisers, Federated Global
Research                 other
1001 Liberty Avenue               Corp., Federated Management, Federated Research, Federated
Research                  investment
Pittsburgh, PA                    Corp. and Passport Research, Ltd.; Formerly:  Assistant
Vice                         companies in
SENIOR PORTFOLIO MANAGER/VICE     President and Investment Analyst, Federated Research Corp.
and                       the Fund
 PRESIDENT                        Passport Research, Ltd. ; Assistant Vice President,
Federated                        Complex
                                  Advisers, Federated Management and Federated
Research.

## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum                         Average Aggregate Daily
Administrative Fee              Net Assets of the Federated Funds
---------------------------------------------------------------------
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended
October 31,                          1998            1997           1996
-------------------------------------------------------------------------
Advisory Fee Earned              $899,911        $707,395        $582,818
-------------------------------------------------------------------------
Advisory Fee Reduction            629,332         559,422         487,687
-------------------------------------------------------------------------
Brokerage Commissions                   0               0               0
-------------------------------------------------------------------------
Administrative Fee                135,722         126,345         125,000
-------------------------------------------------------------------------
Shareholder Services Fee          449,956            ----            ----
-------------------------------------------------------------------------


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How does the Fund Measure Performance?


The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.


Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, and since inception periods ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended October 31, 1998.


Share Class                  7-Day Period   1 Year        Since Inception
                                                          on December 31, 1993
------------------------------------------------------------------------------
Total Return                   --           3.17%              3.15%
Yield                        2.81%            --                  --
Effective Yield              2.85%            --                  --
Tax-Equivalent Yield         5.41%            --                  --
------------------------------------------------------------------------------

------------------------------------------------------------------------------


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


                       TAXABLE YIELD EQUIVALENT FOR 1998
                            STATE OF NORTH CAROLINA
--------------------------------------------------------------------------------
    TAX BRACKET:
    FEDERAL:      15.00%     28.00%     31.00%      36.00%     39.60%


    COMBINED
    FEDERAL
    AND STATE:    22.00%     35.00%     38.75%      43.75%     47.35%

--------------------------------------------------------------------------------

    JOINT             $1-   $42,351-  $102,301-   $155,951-     OVER
    RETURN        42,350    102,300    155,950     278,450   $278,450

    SINGLE            $1-   $25,351-   $61,401-   $128,101-     OVER
    RETURN        25,350     61,400    128,100     278,450   $278,450

--------------------------------------------------------------------------------

Tax-Exempt
Yield                                Taxable Yield Equivalent

--------------------------------------------------------------------------------
    1.50%          1.92%      2.31%      2.45%       2.67%      2.85%
    2.00%          2.56%      3.08%      3.27%       3.56%      3.80%
    2.50%          3.21%      3.85%      4.08%       4.44%      4.75%
    3.00%          3.85%      4.62%      4.90%       5.33%      5.70%
    3.50%          4.49%      5.38%      5.71%       6.22%      6.65%
    4.00%          5.13%      6.15%      6.53%       7.11%      7.60%
    4.50%          5.77%      6.92%      7.35%       8.00%      8.55%
    5.00%          6.41%      7.69%      8.16%       8.89%      9.50%
    5.50%          7.05%      8.46%      8.98%       9.78%     10.45%
    6.00%          7.69%      9.23%      9.80%      10.67%     11.40%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Who is Federated Investors, Inc.?


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government Funds

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW


Institutional Clients

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



Addresses

NORTH CAROLINA MUNICIPAL CASH TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston MA 02110-2812




PROSPECTUS

New Jersey Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and New Jersey state income tax.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



December 31, 1998



CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which

the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  11

Report of Independent Public Accountants  24

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income which is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and New Jersey state income tax. Interest from the Fund's investment may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE


[Graphic representation omitted.  Please see Appendix B5.]



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

The Fund's Institutional Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998, was 2.30%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.02% (quarter ended June 30, 1991). Its lowest quarterly return was 0.47% (quarter ended March 31, 1994).

The Fund's Institutional Shares Seven-Day Net Yield as of 12/31/1997, was
3.47%.

The following table represents the Fund's Institutional Shares Average Annual Total Return through 12/31/1997.



CALENDAR PERIOD          FUND
1 Year                   3.23%
5 Years                  2.89%
Start of Performance 1   3.07%




1 The Fund's start of performance date was December 12, 1990.

Investors may call the Fund at 1-800-341-7400 to acquire the Seven-Day Net
Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

NEW JERSEY MUNICIPAL CASH TRUST

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy, hold, and redeem Shares of the Fund's Institutional Shares.

SHAREHOLDER
FEES
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering
price)                                                                                None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as
applicable)
None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering
price)                                                                          None
Redemption Fee (as a percentage of amount redeemed, if
applicable)
None
Exchange
Fee                                                                                                 None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee
2                                                                                             0.40%
Distribution (12b-1)
Fee                                                                                     None
Shareholder Services Fee
3                                                                                   0.25%
Other
Expenses
0.18%
Total Annual Fund Operating
Expenses                                                                         0.83%
1 Although not contractually obligated to do so, the Adviser and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal
year ended October 31,
1998.
 Waiver of Fund
Expenses                                                                                     0.28%
 Total Actual Annual Fund Operating Expenses (after
waivers)                                                 0.55%
2 The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was
0.32% for the year ended October 31,
1998.
3 The shareholder services fee for Institutional Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.05% for the year ended October 31,
1998.





EXAMPLE



The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming no redemption      $85      $265      $460     $1,025



What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and New Jersey state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?



TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.



MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in New Jersey. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.



NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-New Jersey taxpayers because it invests in New Jersey tax-exempt securities.

The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company



P.O. Box 8600

Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.



BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.



BY MAIL

You may redeem Shares by mailing a written request to the Fund.



Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:



Federated Shareholder Services Company



P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:


Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317



All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.



Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from New Jersey state personal income tax to the extent they are derived from interest on obligations exempt from New Jersey personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.



The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights-Institutional Shares

(For a share outstanding throughout each period)



Reference is made to the Report of Independent Public Accountants on page
24.



YEAR ENDED OCTOBER 31                      1998          1997         1996          1995
1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00        $ 1.00       $ 1.00       $ 1.00       $
1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                          0.03          0.03         0.03         0.03
0.02
LESS
DISTRIBUTIONS:
Distributions from net investment income      (0.03)        (0.03)       (0.03)       (0.03)
(0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00        $ 1.00       $ 1.00       $ 1.00       $
1.00

TOTAL RETURN 1                                 3.12  %       3.18%        3.17  %      3.46  %      2.26
%
RATIOS TO AVERAGE NET
ASSETS:
Expenses                                       0.55  %       0.55%        0.55  %      0.55  %      0.54
%
Net investment income                          3.07  %       3.13%        3.13  %      3.41  %      2.22
%
Expense waiver/reimbursement 2                 0.28  %       0.31%        0.37  %      0.41  %      0.39
%
SUPPLEMENTAL
DATA:
Net assets, end of period (000 omitted)    $106,032      $112,407     $115,722      $86,944
$62,984



1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments



October 31, 1998




PRINCIPAL
AMOUNT                                                                                 VALUE
                 SHORT-TERM MUNICIPALS-99.3% 1
                 NEW JERSEY-98.0%
  $    700,000   Atlantic County, NJ Improvement Authority Weekly VRDNs
                 (Marine Midland Bank N.A., Buffalo, NY LOC)                       $     700,000
     1,700,000   Atlantic Highlands, NJ, 4.00% BANs, 8/20/1999                         1,703,928
     3,756,000   Bloomingdale Borough, NJ, 3.85% BANs, 3/12/1999                       3,757,941
     1,645,000   Camden County, NJ Improvement Authority, (Series 1995)
                 Weekly VRDNs (Jewish Federation of Southern Jersey, Inc.)/
                 (National Westminster Bank, PLC, London LOC)                          1,645,000
       900,000   Camden County, NJ Improvement Authority, (Series 1996)
                 Weekly VRDNs (Parkview Redevelopment Housing Project)/
                 (General Electric Capital Corp. LOC)                                    900,000
     4,600,000   Clipper, New Jersey Tax-Exempt Trust, (Series 1996-2) Weekly
                 VRDNs (New Jersey Housing & Mortgage Financing Authority)/
                 (MBIA INS)/(State Street Bank and Trust Co. LIQ)                      4,600,000
     2,154,750   Flemington Borough, NJ, 4.00% BANs, 8/26/1999                         2,159,830
     5,116,503   High Bridge Borough, NJ, 3.60% BANs, 9/3/1999                         5,118,471
     2,917,838   Hopewell Township, NJ, 3.875% BANs, 1/8/1999                          2,919,025
     1,200,000   Jackson Township, NJ, 4.25% BANs, 12/15/1998                          1,200,515
     3,172,788   Lakewood Township, NJ, 3.875% BANs, 4/15/1999                         3,175,198
     3,000,000   Lakewood Township, NJ, 4.00% BANs, 1/22/1999                          3,001,946
     3,003,750   Lavallette Borough, NJ, 4.00% BANs, 2/26/1999                         3,006,531
     3,040,000   Lumberton Township, NJ, 3.84% BANs, 9/23/1999                         3,046,289
     6,000,000   Maple Shade Township, NJ, 3.75% BANs, 12/15/1998                      6,001,409
     1,500,000   Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/
                 (Wachovia Bank of NC, N.A. Winston-Salem LOC)                         1,500,000
     5,968,323   Monroe Township, NJ, 3.50% BANs, 3/15/1999                            5,972,666
     2,885,616   Monroe Township, NJ, 3.80% BANs, 2/23/1999                            2,886,917
     1,900,000   Montclair Township, NJ, 4.00% BANs, 1/22/1999                         1,901,648
     5,373,000   New Jersey EDA Weekly VRDNs (Meridan Health Care)/(First
                 National Bank of Maryland, Baltimore LOC)                             5,373,000
     2,400,000   New Jersey EDA Weekly VRDNs (U.S. Golf Association)/(PNC
                 Bank, N.A. LOC)                                                       2,400,000
     1,720,000   New Jersey EDA, (1994 Series A), 4.20% TOBs (A.F.L. Quality,
                 Inc.)/(Fleet Bank N.A. LOC), Optional Tender 7/1/1999                 1,720,000
       385,000   New Jersey EDA, (1994 Series B), 4.20% TOBs (Two Univac,
                 L.L.C.)/(Fleet Bank N.A. LOC), Optional Tender 7/1/1999                 385,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 NEW JERSEY-CONTINUED
  $  4,100,000   New Jersey EDA, (Series 1985) Weekly VRDNs (Seton Co.)/
                 (First Union National Bank, Charlotte, N.C. LOC)                 $    4,100,000
     3,900,000   New Jersey EDA, (Series 1986) Weekly VRDNs (Ridgefield
                 Associates)/(Bank of New York, New York LOC)                          3,900,000
       300,000   New Jersey EDA, (Series 1987G) Weekly VRDNs (W.Y. Urban
                 Renewal)/(National Westminster Bank, PLC, London LOC)                   300,000
     2,300,000   New Jersey EDA, (Series 1990) Weekly VRDNs (Genlyte Camden
                 County)/(Bank of America NT and SA, San Francisco LOC)                2,300,000
       955,000   New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin
                 Corp.)/(Banque Nationale de Paris LOC)                                  955,000
     1,301,000   New Jersey EDA, (Series 1995) Weekly VRDNs (Filtra
                 Corporation Project)/(Chase Manhattan Bank N.A., New York
                 LOC)                                                                  1,301,000
     2,145,000   New Jersey EDA, (Series 1995) Weekly VRDNs (International
                 Vitamin Corporation Project)/(National Westminster Bank,
                 PLC, London LOC)                                                      2,145,000
     4,395,000   New Jersey EDA, (Series 1996) Weekly VRDNs (R. Realty
                 Company)/(First Union National Bank, Charlotte, N.C. LOC)             4,395,000
     2,325,000   New Jersey EDA, (Series 1997) Weekly VRDNs (Lauffer Building
                 Associates, Ltd.)/(Credit Suisse First Boston LOC)                    2,325,000
     1,775,000   New Jersey EDA, (Series 1997) Weekly VRDNs (Oakland Building
                 Associates, Ltd.)/(Credit Suisse First Boston LOC)                    1,775,000
     1,800,000   New Jersey EDA, (Series 1997) Weekly VRDNs (Oakland
                 Industrial Associates, Ltd.)/(Credit Suisse First Boston
                 LOC)                                                                  1,800,000
     2,500,000   New Jersey EDA, (Series 1997) Weekly VRDNs (Okner Parkway
                 Associates Ltd. Partnership)/(Credit Suisse First Boston
                 LOC)                                                                  2,500,000
     3,500,000   New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty
                 Partners)/(Corestates Bank N.A., Philadelphia, PA LOC)                3,500,000
     1,600,000   New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation
                 of Bergen County and North Hudson, Inc.)/(Bank of New York,
                 New York LOC)                                                         1,600,000
     2,500,000   New Jersey EDA, (Series 1997) Weekly VRDNs (Wood Hollow
                 Associates, L.L.C.)/(Corestates Bank N.A., Philadelphia, PA
                 LOC)                                                                  2,500,000
     1,300,000   New Jersey EDA, (Series 1998) Weekly VRDNs (St. James
                 Preparatory School & St. James Social Service Corp.)/(First
                 Union National Bank, Charlotte, N.C. LOC)                             1,300,000
     1,500,000   New Jersey EDA, (Series 1998B) Weekly VRDNs (New Jersey
                 Natural Gas Co.)/
                 (AMBAC INS)/(Bank of New York, New York LIQ)                          1,500,000
     1,120,000   New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue,
                 LLC & Wearbest
                 Sil-Tex, Ltd.)/(Bank of New York, New York LOC)                       1,120,000
       420,000   New Jersey EDA, (Series B) Weekly VRDNs (325 Midland Avenue,
                 LLC & Wearbest
                 Sil-Tex, Ltd.)/(Bank of New York, New York LOC)                         420,000
PRINCIPAL
AMOUNT                                                                                 VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 NEW JERSEY-CONTINUED
 $     920,000   New Jersey EDA, (Series B) Weekly VRDNs (Greater Trenton
                 CMHC, Inc.)/(Corestates N.J. National Bank, Ewing Township
                 LOC)                                                             $      920,000
       900,000   New Jersey EDA, (Series D-1) Weekly VRDNs (The Hibbert
                 Company)/(Corestates N.J. National Bank, Ewing Township LOC)            900,000
       560,000   New Jersey EDA, (Series W) Weekly VRDNs (Datatec Industries,
                 Inc.)/(Banque Nationale de Paris LOC)                                   560,000
     2,815,000   New Jersey EDA, Economic Development Bonds Weekly VRDNs
                 (Atlantic States Cast Iron Pipe Co.)/(Amsouth Bank N.A.,
                 Birmingham LOC)                                                       2,815,000
     3,000,000   New Jersey EDA, Newark Recycling & Composting Co. (Series
                 1997), 3.95% TOBs (Societe Generale, Paris), Mandatory
                 Tender 12/15/1998                                                     3,000,000
     1,300,000   New Jersey EDA, Port Facility Revenue Bonds (Series 1983)
                 Weekly VRDNs (Trailer Marine Transport Corp.)/(Chase
                 Manhattan Bank N.A., New York LOC)                                    1,300,000
     2,500,000   New Jersey EDA, Trust Receipts (Series 1998 FR/RI-34) Weekly
                 VRDNs (New Jersey-American Water Co., Inc.)/(FGIC INS)/(Bank
                 of New York, New York LIQ)                                            2,500,000
     3,100,000   New Jersey Health Care Facilities Financing Authority,
                 (Series 1997) Weekly VRDNs (Christian Health Care Center)/
                 (Valley National Bank, Passaic, NJ LOC)                               3,100,000
       245,000   New Jersey Housing & Mortgage Financing Authority, CDC
                 Municipal Products Class A Certificates (Series 1996B)
                 Weekly VRDNs (MBIA INS)/(CDC Municipal Products, Inc. LIQ)              245,000
     3,000,000   New Jersey State Educational Facilities Authority, (Series
                 1998) FR/RI-A33 Trust Receipts Weekly VRDNs (AMBAC INS)/
                 (National Westminster Bank, PLC, London LIQ)                          3,000,000
     3,960,000   New Jersey State, (CDC Series 1997L) Weekly VRDNs (CDC
                 Municipal Products, Inc. LIQ)                                         3,960,000
     2,800,000   New Jersey State, PA-265 Weekly VRDNs (Merrill Lynch Capital
                 Services, Inc. LIQ)                                                   2,800,000
     1,000,000   New Jersey State, Trust Receipts (Series 1998 FR/RI-A8)
                 Weekly VRDNs (Bayerische Hypotheken-Und Wechsel-Bank AG LIQ)          1,000,000
     3,000,000   New Jersey State, UT GO Bonds, 7.20% Bonds, 4/15/1999                 3,050,126
     1,250,000   North Brunswick Township, NJ, 4.00% BANs, 12/30/1998                  1,250,592
     2,453,950   Pine Hill Borough, NJ, 3.84% BANs, 8/6/1999                           2,455,542
    10,000,000   Port Authority of New York and New Jersey, (Series 1991-4)
                 Weekly VRDNs                                                         10,000,000
     1,685,000   Seaside Heights Borough, NJ, (Series B), 4.25% BANs, 11/5/
                 1998                                                                  1,685,081
     2,727,500   Union Beach, NJ, 4.00% BANs, 1/21/1999                                2,729,872
     3,200,000   Union County, NJ Utilities Authority, Trust Receipts FR/RI-
                 38 Weekly VRDNs (Ogden Martin Systems Of Union Inc.)/(AMBAC
                 INS)/(Bank of New York, New York LIQ)                                 3,200,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 NEW JERSEY-CONTINUED
 $   4,100,000   Wall Township, NJ, 4.00% BANs, 3/19/1999                         $    4,104,334
     4,421,802   Washington Borough, NJ, 4.25% BANs, 12/11/1998                        4,423,430
     2,900,000   Washington Township, NJ, 4.25% BANs, 1/15/1999                        2,904,374
     1,000,000   Washington Township, NJ, 4.00% BANs, 8/6/1999                         1,001,828
                 Total                                                               167,716,493
                 PUERTO RICO-1.3%
     2,294,762   Commonwealth of Puerto Rico Municipal Revenues Collection
                 Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank
                 N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)            2,294,762
                 Total Investments (at amortized cost) 2                           $ 170,011,255



 Securities that are subject to Alternative Minimum Tax represent 26.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)


FIRST TIER    SECOND TIER
96.90%        3.10%



2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($171,272,885) at October 31, 1998.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation
BANs  -Bond Anticipation Notes
EDA   -Economic Development Authority
FGIC  -Financial Guaranty Insurance Company
GO    -General Obligation
INS   -Insured
LIQ   -Liquidity Agreement
LLC   -Limited Liability Corporation
LOC   -Letter of Credit
MBIA  -Municipal Bond Investors Assurance
PCFA  -Pollution Control Finance Authority
PLC   -Public Limited Company
SA    -Support Agreement
TOBs  -Tender Option Bonds
UT    -Unlimited Tax
VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



October 31, 1998


ASSETS:
Total investments in securities, at amortized cost and value                      $  170,011,255
Income receivable                                                                      1,358,113
Receivable for shares sold                                                               800,000
Receivable for investments sold                                                        5,373,000
Total assets                                                                         177,542,368
LIABILITIES:
Payable for investments purchased                                 $ 5,387,007
Income distribution payable                                           306,191
Payable to Bank                                                       536,200
Accrued expenses                                                       40,085
Total liabilities                                                                     6,269,483
Net Assets for 171,272,885 shares outstanding                                    $  171,272,885
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
SHARE
INSTITUTIONAL SHARES:
$106,032,438 / 106,032,438 shares outstanding                                              $1.00
INSTITUTIONAL SERVICE SHARES:
$65,240,447 / 65,240,447 shares outstanding                                                $1.00



See Notes which are an integral part of the Financial Statements

Statement of Operations



Year Ended October 31, 1998


INVESTMENT
INCOME:
Interest                                                                                     $
7,523,204
EXPENSES:
Investment advisory fee                                                     $
831,577
Administrative personnel and services fee
155,000
Custodian fees
9,425
Transfer and dividend disbursing agent fees and expenses
51,841
Directors'/Trustees' fees
1,878
Auditing fees
12,692
Legal fees
13,798
Portfolio accounting fees
64,338
Distribution services fee-Institutional Service Shares
66,126
Shareholder services fee-Institutional Shares
354,422
Shareholder services fee-Institutional Service Shares
165,314
Share registration costs
32,181
Printing and postage
20,723
Insurance premiums
15,931
Miscellaneous
1,785
Total expenses
1,797,031
WAIVERS:
Waiver of investment advisory fee                              $
(162,550)
Waiver of distribution services fee-Institutional Service
Shares
(66,126)
Waiver of shareholder services fee-Institutional Shares
(283,538)
Waiver of shareholder services fee-Institutional Service
Shares
(66,126)
Total waivers
(578,340)
Net expenses
1,218,691
Net investment income                                                                         $
6,304,513



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




YEAR ENDED OCTOBER 31,                                             1998                 1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $    6,304,513       $    5,218,833
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                 (4,351,312)          (4,020,737)
Institutional Service Shares                                         (1,953,201)          (1,198,096)
Change in net assets resulting from distributions to
shareholders                                                         (6,304,513)          (5,218,833)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        670,567,607          561,976,671
Net asset value of shares issued to shareholders in payment
of distributions declared                                             1,275,927            1,135,725
Cost of shares redeemed                                            (667,515,788)        (540,696,148)
Change in net assets resulting from share transactions                4,327,746           22,416,248
Change in net assets                                                  4,327,746           22,416,248
NET ASSETS:
Beginning of period                                                 166,945,139          144,528,891
End of period                                                    $  171,272,885       $  166,945,139



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares:
Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $171,272,885.

Transactions in shares were as follows:


YEAR ENDED OCTOBER 31                                         1998            1997
INSTITUTIONAL SHARES:
Shares sold                                                   453,405,235      385,242,860
Shares issued to shareholders in payment of distributions
declared                                                           43,111          321,415
Shares redeemed                                              (459,822,649)    (388,879,537)
Net change resulting from Institutional Share transactions     (6,374,303)      (3,315,262)

YEAR ENDED OCTOBER 31                                         1998            1997
INSTITUTIONAL SERVICE SHARES:
Shares sold                                                   217,162,372      176,733,811
Shares issued to shareholders in payment of distributions
declared                                                        1,232,816          814,310
Shares redeemed                                              (207,693,139)    (151,816,611)
Net change resulting from Institutional Service Share
transactions                                                   10,702,049       25,731,510
Net change resulting from share transactions                    4,327,746       22,416,248



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of the daily average net assets of the Institutional Service Shares, annually, to compensate FSC. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (of affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $267,281,098 and $313,625,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 46.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 5.8% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

NEW JERSEY MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of New Jersey Municipal Cash Trust (an investment portfolio of Federated
Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and the broker. As to the security purchased but not received we requested confirmations from the broker and, when the reply was not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Jersey Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998

[Graphic]

PROSPECTUS

New Jersey Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES

December 31, 1998

A Statement of Additional Information (SAI) dated May 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]
New Jersey Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229600

0100802A-IS (12/98)



[Graphic]


PROSPECTUS

New Jersey Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and New Jersey state income tax.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998



CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which

the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  12

Report of Independent Public Accountants  25

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income which is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and New Jersey state income tax. Interest from the Fund's investment may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE



[Graphic representation omitted.  Please see Appendix B6.]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.22%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.01% (quarter ended June 30, 1991). Its lowest quarterly return was 0.44% (quarter ended March 31, 1994).

The Fund's Institutional Service Shares Seven-Day Net Yield as of 12/31/ 1997, was 3.37%.

The following table represents the Fund's Institutional Service Shares Average Annual Total Return through 12/31/1997.



CALENDAR PERIOD          FUND
1 Year                   3.12%
5 Years                  2.79%
Start of Performance 1   2.98%




1 The Fund's start of performance date was December 12, 1990.

Investors may call the Fund at 1-800-341-7400 to acquire the Seven-Day Net
Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

NEW JERSEY MUNICIPAL CASH TRUST

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy, hold, and redeem Shares of the Fund's Institutional Service Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                                                        None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                                                                       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                                                                  None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                                                          None
Exchange Fee                                                                                                         None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                                                     0.40%
Distribution (12b-1) Fee 3                                                                                           0.10%
Shareholder Services Fee 4                                                                                           0.25%
Other Expenses                                                                                                       0.18%
Total Annual Fund Operating Expenses                                                                                 0.93%
1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.
 Waiver of Fund Expenses                                                                                             0.28%
 Total Actual Annual Fund Operating Expenses (after waivers)                                                         0.65%
2 The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.32% for the year ended October 31, 1998.
3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. There was no distribution (12b-1) fee paid by the Fund (after the voluntarily waiver) for the year ended
October 31, 1998.
4 The shareholder services fee for Institutional Service Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.15% for the year ended October 31, 1998.




EXAMPLE



The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming no redemption     $95      $296      $515     $1,143




What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and New Jersey state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?



TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.



MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in New Jersey. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or non-New Jersey taxpayers because it invests in New Jersey tax-exempt securities. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company



P.O. Box 8600

Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividends. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.



Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317


All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.



DEBIT CARD



You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution in Shares, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.



Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from New Jersey state personal income tax to the extent they are derived from interest on obligations exempt from New Jersey personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.



The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights-Institutional Service Shares



(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page
25.




YEAR ENDED OCTOBER 31                      1998        1997        1996        1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03        0.03        0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)      (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                3.01%       3.08%       3.07%       3.36%       2.16%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                      0.65%       0.65%       0.65%       0.65%       0.65%
Net investment income                         2.95%       3.08%       3.03%       3.28%       2.19%
Expense waiver/reimbursement 2                0.28%       0.31%       0.37%       0.41%       0.41%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)    $65,240     $54,538     $28,807     $29,817     $36,704



1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 1998


PRINCIPAL
AMOUNT                                                                              VALUE
                 SHORT-TERM MUNICIPALS-99.3% 1
                 NEW JERSEY-98.0%
  $    700,000   Atlantic County, NJ Improvement Authority Weekly VRDNs
                 (Marine Midland Bank N.A., Buffalo, NY LOC)                       $     700,000
     1,700,000   Atlantic Highlands, NJ, 4.00% BANs, 8/20/1999                         1,703,928
     3,756,000   Bloomingdale Borough, NJ, 3.85% BANs, 3/12/1999                       3,757,941
     1,645,000   Camden County, NJ Improvement Authority, (Series 1995)
                 Weekly VRDNs (Jewish Federation of Southern Jersey, Inc.)/
                 (National Westminster Bank, PLC, London LOC)                          1,645,000
       900,000   Camden County, NJ Improvement Authority, (Series 1996)
                 Weekly VRDNs (Parkview Redevelopment Housing Project)/
                 (General Electric Capital Corp. LOC)                                    900,000
     4,600,000   Clipper, New Jersey Tax-Exempt Trust, (Series 1996-2) Weekly
                 VRDNs (New Jersey Housing & Mortgage Financing Authority)/
                 (MBIA INS)/(State Street Bank and Trust Co. LIQ)                      4,600,000
     2,154,750   Flemington Borough, NJ, 4.00% BANs, 8/26/1999                         2,159,830
     5,116,503   High Bridge Borough, NJ, 3.60% BANs, 9/3/1999                         5,118,471
     2,917,838   Hopewell Township, NJ, 3.875% BANs, 1/8/1999                          2,919,025
     1,200,000   Jackson Township, NJ, 4.25% BANs, 12/15/1998                          1,200,515
     3,172,788   Lakewood Township, NJ, 3.875% BANs, 4/15/1999                         3,175,198
     3,000,000   Lakewood Township, NJ, 4.00% BANs, 1/22/1999                          3,001,946
     3,003,750   Lavallette Borough, NJ, 4.00% BANs, 2/26/1999                         3,006,531
     3,040,000   Lumberton Township, NJ, 3.84% BANs, 9/23/1999                         3,046,289
     6,000,000   Maple Shade Township, NJ, 3.75% BANs, 12/15/1998                      6,001,409
     1,500,000   Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/
                 (Wachovia Bank of NC, N.A. Winston-Salem LOC)                         1,500,000
     5,968,323   Monroe Township, NJ, 3.50% BANs, 3/15/1999                            5,972,666
     2,885,616   Monroe Township, NJ, 3.80% BANs, 2/23/1999                            2,886,917
     1,900,000   Montclair Township, NJ, 4.00% BANs, 1/22/1999                         1,901,648
     5,373,000   New Jersey EDA Weekly VRDNs (Meridan Health Care)/(First
                 National Bank of Maryland, Baltimore LOC)                             5,373,000
     2,400,000   New Jersey EDA Weekly VRDNs (U.S. Golf Association)/(PNC
                 Bank, N.A. LOC)                                                       2,400,000
     1,720,000   New Jersey EDA, (1994 Series A), 4.20% TOBs (A.F.L. Quality,
                 Inc.)/(Fleet Bank N.A. LOC), Optional Tender 7/1/1999                 1,720,000
       385,000   New Jersey EDA, (1994 Series B), 4.20% TOBs (Two Univac,
                 L.L.C.)/(Fleet Bank N.A. LOC), Optional Tender 7/1/1999                 385,000
PRINCIPAL
AMOUNT                                                                               VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 NEW JERSEY-CONTINUED
  $  4,100,000   New Jersey EDA, (Series 1985) Weekly VRDNs (Seton Co.)/
                 (First Union National Bank, Charlotte, N.C. LOC)                 $    4,100,000
     3,900,000   New Jersey EDA, (Series 1986) Weekly VRDNs (Ridgefield
                 Associates)/(Bank of New York, New York LOC)                          3,900,000
       300,000   New Jersey EDA, (Series 1987G) Weekly VRDNs (W.Y. Urban
                 Renewal)/(National Westminster Bank, PLC, London LOC)                   300,000
     2,300,000   New Jersey EDA, (Series 1990) Weekly VRDNs (Genlyte Camden
                 County)/(Bank of America NT and SA, San Francisco LOC)                2,300,000
       955,000   New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin
                 Corp.)/(Banque Nationale de Paris LOC)                                  955,000
     1,301,000   New Jersey EDA, (Series 1995) Weekly VRDNs (Filtra
                 Corporation Project)/(Chase Manhattan Bank N.A., New York
                 LOC)                                                                  1,301,000
     2,145,000   New Jersey EDA, (Series 1995) Weekly VRDNs (International
                 Vitamin Corporation Project)/(National Westminster Bank,
                 PLC, London LOC)                                                      2,145,000
     4,395,000   New Jersey EDA, (Series 1996) Weekly VRDNs (R. Realty
                 Company)/(First Union National Bank, Charlotte, N.C. LOC)             4,395,000
     2,325,000   New Jersey EDA, (Series 1997) Weekly VRDNs (Lauffer Building
                 Associates, Ltd.)/(Credit Suisse First Boston LOC)                    2,325,000
     1,775,000   New Jersey EDA, (Series 1997) Weekly VRDNs (Oakland Building
                 Associates, Ltd.)/(Credit Suisse First Boston LOC)                    1,775,000
     1,800,000   New Jersey EDA, (Series 1997) Weekly VRDNs (Oakland
                 Industrial Associates, Ltd.)/(Credit Suisse First Boston
                 LOC)                                                                  1,800,000
     2,500,000   New Jersey EDA, (Series 1997) Weekly VRDNs (Okner Parkway
                 Associates Ltd. Partnership)/(Credit Suisse First Boston
                 LOC)                                                                  2,500,000
     3,500,000   New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty
                 Partners)/(Corestates Bank N.A., Philadelphia, PA LOC)                3,500,000
     1,600,000   New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation
                 of Bergen County and North Hudson, Inc.)/(Bank of New York,
                 New York LOC)                                                         1,600,000
     2,500,000   New Jersey EDA, (Series 1997) Weekly VRDNs (Wood Hollow
                 Associates, L.L.C.)/(Corestates Bank N.A., Philadelphia, PA
                 LOC)                                                                  2,500,000
     1,300,000   New Jersey EDA, (Series 1998) Weekly VRDNs (St. James
                 Preparatory School & St. James Social Service Corp.)/(First
                 Union National Bank, Charlotte, N.C. LOC)                             1,300,000
     1,500,000   New Jersey EDA, (Series 1998B) Weekly VRDNs (New Jersey
                 Natural Gas Co.)/
                 (AMBAC INS)/(Bank of New York, New York LIQ)                          1,500,000
     1,120,000   New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue,
                 LLC & Wearbest
                 Sil-Tex, Ltd.)/(Bank of New York, New York LOC)                       1,120,000
       420,000   New Jersey EDA, (Series B) Weekly VRDNs (325 Midland Avenue,
                 LLC & Wearbest
                 Sil-Tex, Ltd.)/(Bank of New York, New York LOC)                         420,000
PRINCIPAL
AMOUNT                                                                                 VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 NEW JERSEY-CONTINUED
 $     920,000   New Jersey EDA, (Series B) Weekly VRDNs (Greater Trenton
                 CMHC, Inc.)/(Corestates N.J. National Bank, Ewing Township
                 LOC)                                                             $      920,000
       900,000   New Jersey EDA, (Series D-1) Weekly VRDNs (The Hibbert
                 Company)/(Corestates N.J. National Bank, Ewing Township LOC)            900,000
       560,000   New Jersey EDA, (Series W) Weekly VRDNs (Datatec Industries,
                 Inc.)/(Banque Nationale de Paris LOC)                                   560,000
     2,815,000   New Jersey EDA, Economic Development Bonds Weekly VRDNs
                 (Atlantic States Cast Iron Pipe Co.)/(Amsouth Bank N.A.,
                 Birmingham LOC)                                                       2,815,000
     3,000,000   New Jersey EDA, Newark Recycling & Composting Co. (Series
                 1997), 3.95% TOBs (Societe Generale, Paris), Mandatory
                 Tender 12/15/1998                                                     3,000,000
     1,300,000   New Jersey EDA, Port Facility Revenue Bonds (Series 1983)
                 Weekly VRDNs (Trailer Marine Transport Corp.)/(Chase
                 Manhattan Bank N.A., New York LOC)                                    1,300,000
     2,500,000   New Jersey EDA, Trust Receipts (Series 1998 FR/RI-34) Weekly
                 VRDNs (New Jersey-American Water Co., Inc.)/(FGIC INS)/(Bank
                 of New York, New York LIQ)                                            2,500,000
     3,100,000   New Jersey Health Care Facilities Financing Authority,
                 (Series 1997) Weekly VRDNs (Christian Health Care Center)/
                 (Valley National Bank, Passaic, NJ LOC)                               3,100,000
       245,000   New Jersey Housing & Mortgage Financing Authority, CDC
                 Municipal Products Class A Certificates (Series 1996B)
                 Weekly VRDNs (MBIA INS)/(CDC Municipal Products, Inc. LIQ)              245,000
     3,000,000   New Jersey State Educational Facilities Authority, (Series
                 1998) FR/RI-A33 Trust Receipts Weekly VRDNs (AMBAC INS)/
                 (National Westminster Bank, PLC, London LIQ)                          3,000,000
     3,960,000   New Jersey State, (CDC Series 1997L) Weekly VRDNs (CDC
                 Municipal Products, Inc. LIQ)                                         3,960,000
     2,800,000   New Jersey State, PA-265 Weekly VRDNs (Merrill Lynch Capital
                 Services, Inc. LIQ)                                                   2,800,000
     1,000,000   New Jersey State, Trust Receipts (Series 1998 FR/RI-A8)
                 Weekly VRDNs (Bayerische Hypotheken-Und Wechsel-Bank AG LIQ)          1,000,000
     3,000,000   New Jersey State, UT GO Bonds, 7.20% Bonds, 4/15/1999                 3,050,126
     1,250,000   North Brunswick Township, NJ, 4.00% BANs, 12/30/1998                  1,250,592
     2,453,950   Pine Hill Borough, NJ, 3.84% BANs, 8/6/1999                           2,455,542
    10,000,000   Port Authority of New York and New Jersey, (Series 1991-4)
                 Weekly VRDNs                                                         10,000,000
     1,685,000   Seaside Heights Borough, NJ, (Series B), 4.25% BANs, 11/5/
                 1998                                                                  1,685,081
     2,727,500   Union Beach, NJ, 4.00% BANs, 1/21/1999                                2,729,872
     3,200,000   Union County, NJ Utilities Authority, Trust Receipts FR/RI-
                 38 Weekly VRDNs (Ogden Martin Systems Of Union Inc.)/(AMBAC
                 INS)/(Bank of New York, New York LIQ)                                 3,200,000
PRINCIPAL
AMOUNT                                                                                VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 NEW JERSEY-CONTINUED
 $   4,100,000   Wall Township, NJ, 4.00% BANs, 3/19/1999                         $    4,104,334
     4,421,802   Washington Borough, NJ, 4.25% BANs, 12/11/1998                        4,423,430
     2,900,000   Washington Township, NJ, 4.25% BANs, 1/15/1999                        2,904,374
     1,000,000   Washington Township, NJ, 4.00% BANs, 8/6/1999                         1,001,828
                 Total                                                               167,716,493
                 PUERTO RICO-1.3%
     2,294,762   Commonwealth of Puerto Rico Municipal Revenues Collection
                 Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank
                 N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)            2,294,762
                 Total Investments (at amortized cost) 2                           $ 170,011,255



 Securities that are subject to Alternative Minimum Tax represent 26.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)


FIRST TIER    SECOND TIER
96.90%        3.10%



2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($171,272,885) at October 31, 1998.

The following acronyms are used throughout this portfolio:


AMBAC -American Municipal Bond Assurance Corporation
BANs  -Bond Anticipation Notes
EDA   -Economic Development Authority
FGIC  -Financial Guaranty Insurance Company
GO    -General Obligation
INS   -Insured
LIQ   -Liquidity Agreement
LLC   -Limited Liability Corporation
LOC   -Letter of Credit
MBIA  -Municipal Bond Investors Assurance
PCFA  -Pollution Control Finance Authority
PLC   -Public Limited Company
SA    -Support Agreement
TOBs  -Tender Option Bonds
UT    -Unlimited Tax
VRDNs -Variable Rate Demand Notes




See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



October 31, 1998


ASSETS:
Total investments in securities, at amortized cost and value                      $  170,011,255
Income receivable                                                                      1,358,113
Receivable for shares sold                                                               800,000
Receivable for investments sold                                                        5,373,000
Total assets                                                                         177,542,368
LIABILITIES:
Payable for investments purchased                                 $ 5,387,007
Income distribution payable                                           306,191
Payable to Bank                                                       536,200
Accrued expenses                                                       40,085
Total liabilities                                                                     6,269,483
Net Assets for 171,272,885 shares outstanding                                    $  171,272,885
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
SHARE
INSTITUTIONAL SHARES:
$106,032,438 / 106,032,438 shares outstanding                                              $1.00
INSTITUTIONAL SERVICE SHARES:
$65,240,447 / 65,240,447 shares outstanding                                                $1.00



See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 1998


INVESTMENT INCOME:
Interest                                                                                     $  7,523,204
EXPENSES:
Investment advisory fee                                                     $   831,577
Administrative personnel and services fee                                       155,000
Custodian fees                                                                    9,425
Transfer and dividend disbursing agent fees and expenses                         51,841
Directors'/Trustees' fees                                                         1,878
Auditing fees                                                                    12,692
Legal fees                                                                       13,798
Portfolio accounting fees                                                        64,338
Distribution services fee-Institutional Service Shares                           66,126
Shareholder services fee-Institutional Shares                                   354,422
Shareholder services fee-Institutional Service Shares                           165,314
Share registration costs                                                         32,181
Printing and postage                                                             20,723
Insurance premiums                                                               15,931
Miscellaneous                                                                     1,785
Total expenses                                                                1,797,031
WAIVERS:
Waiver of investment advisory fee                              $ (162,550)
Waiver of distribution services fee-Institutional Service
Shares                                                            (66,126)
Waiver of shareholder services fee-Institutional Shares          (283,538)
Waiver of shareholder services fee-Institutional Service
Shares                                                            (66,126)
Total waivers                                                                  (578,340)
Net expenses                                                                                    1,218,691
Net investment income                                                                         $ 6,304,513



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




YEAR ENDED OCTOBER 31,                                             1998                 1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $    6,304,513       $    5,218,833
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                 (4,351,312)          (4,020,737)
Institutional Service Shares                                         (1,953,201)          (1,198,096)
Change in net assets resulting from distributions to
shareholders                                                         (6,304,513)          (5,218,833)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        670,567,607          561,976,671
Net asset value of shares issued to shareholders in payment
of distributions declared                                             1,275,927            1,135,725
Cost of shares redeemed                                            (667,515,788)        (540,696,148)
Change in net assets resulting from share transactions                4,327,746           22,416,248
Change in net assets                                                  4,327,746           22,416,248
NET ASSETS:
Beginning of period                                                 166,945,139          144,528,891
End of period                                                    $  171,272,885       $  166,945,139



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares:
Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $171,272,885.

Transactions in shares were as follows:



YEAR ENDED OCTOBER 31                                         1998            1997
INSTITUTIONAL SERVICE SHARES:
Shares sold                                                   217,162,372      176,733,811
Shares issued to shareholders in payment of distributions
declared                                                        1,232,816          814,310
Shares redeemed                                              (207,693,139)    (151,816,611)
Net change resulting from Institutional Service Share
transactions                                                   10,702,049       25,731,510

YEAR ENDED OCTOBER 31                                         1998            1997
INSTITUTIONAL SHARES:
Shares sold                                                   453,405,235      385,242,860
Shares issued to shareholders in payment of distributions
declared                                                           43,111          321,415
Shares redeemed                                              (459,822,649)    (388,879,537)
Net change resulting from Institutional Share transactions     (6,374,303)      (3,315,262)
Net change resulting from share transactions                    4,327,746       22,416,248



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of the daily average net assets of the Institutional Service Shares, annually, to compensate FSC. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (of affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $267,281,098 and $313,625,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 46.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 5.8% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

NEW JERSEY MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of New Jersey Municipal Cash Trust (an investment portfolio of Federated
Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and the broker. As to the security purchased but not received we requested confirmation from the broker and, when the reply was not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Jersey Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998

[Graphic]

PROSPECTUS

New Jersey Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES

December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at

1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call

1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]
New Jersey Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229709

0100802A-SS (12/98)



[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

New Jersey Municipal Cash Trust

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for New Jersey Municipal Cash Trust dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.

                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses
DECEMBER 31, 1998


[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

Cusip 314229709


0100802B  (12/98)

How is the Fund Organized?


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both of the classes of the above-mentioned Shares.


Securities in Which the Fund Invests


SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls normally could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Investment Ratings

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.


The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.


Lending Cash or Securities

The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued New Jersey municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations and its Declaration of Trust.

Investing in Restricted Securities

The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Board of Trustees.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


Investing in Real Estate

The Fund will not purchase or sell real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days notice.

Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating service, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about to the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: Fleet Securities Corp., Rochester, New York, owned approximately 35,746,806 Shares (32.08%); First Union National Bank, Charlotte, North Carolina, owned approximately 21,153,246 Shares (18.99%); United National Bank, Bridgewater, New Jersey, owned approximately 18,720,088 Shares (16.80%); and The Bopac Company, Valley National Bank, Clifton, New Jersey, owned approximately 6,894,944 Shares (6.19%).

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: First Union Capital Markets Corp, Charlotte, North Carolina, owned approximately 21,606,669 Shares (25.75%); Fiduciary Tr Co. International, New York, New York, owned approximately 13,814,500 Shares (16.47%); and Tellson & Co., Gladstone, New Jersey, owned approximately 11,587,208 Shares (13.81%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


Tax Information

FEDERAL INCOME TAX


The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing New Jersey laws, distributions made by the Fund will not be subject to New Jersey income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest or gain from obligations issued by or on behalf of the State of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey; or (ii) interest or gain from obligations (such as obligations of the United States) that are statutorily free from New Jersey taxation under federal or New Jersey state laws. Conversely, to the extent that distributions by the Fund are attributable to other types of obligations, such distributions will be subject to New Jersey income taxes.

Distributions received by a corporate shareholder from the Fund will not be exempt from New Jersey Corporation Business Tax or New Jersey Corporation Income Tax.


Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

                                                                                                                       Total
Name                                                                                                                   Compensation
Birthdate                                                                                                Aggregate     From Trust
Address                           Principal Occupations                                                  Compensation  and Fund
Position With Trust               for Past 5 Years                                                       From Trust    Complex
John F. Donahue##*                Chief Executive Officer and Director or Trustee of the Federated          $       0  $0 for the
Birthdate: July 28, 1924          Fund Complex. Chairman and Director, Federated Investors, Inc.;                      Trust and 56
Federated Investors Tower         Chairman and Trustee, Federated Advisers, Federated Management, and                  other
1001 Liberty Avenue               Federated Research; Chairman and Director, Federated Research Corp.,                 investment
Pittsburgh, PA                    and Federated Global Research Corp.; Chairman, Passport Research,                    companies in
CHAIRMAN and TRUSTEE              Ltd.                                                                                 the Fund
                                                                                                                       Complex


Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex; Director, Member       $4,076.31  $111,222 for
Birthdate: February 3, 1934       of Executive Committee, Children's Hospital of Pittsburgh; formerly:                 the Trust
15 Old Timber Trail               Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.;                   and 56 other
Pittsburgh, PA                    Director, Member of Executive Committee, University of Pittsburgh.                   investment
TRUSTEE                                                                                                                companies in
                                                                                                                       the Fund
                                                                                                                       Complex


John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex; President,             $4,484.62  $122,362 for
Birthdate: June 23, 1937          Investment Properties Corporation; Senior Vice President, John R.                    the Trust
Wood/IPC Commercial Dept.         Wood and Associates, Inc., Realtors; Partner or Trustee in private                   and 56 other
John R. Wood and Associates, Inc. real estate ventures in Southwest Florida; formerly: President,                      investment
 Realtors                         Naples Property Management, Inc. and Northgate Village Development                   companies in
3255 Tamiami Trail North Naples,  Corporation.                                                                         the Fund
 FL                                                                                                                    Complex
TRUSTEE


William J. Copeland               Director or Trustee of the Federated Fund Complex; Director and           $4,484.62  $122,362 for
Birthdate: July 4, 1918           Member of the Executive Committee, Michael Baker, Inc.; formerly:                    the Trust
One PNC Plaza-23rd Floor          Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.;                      and 56 other
Pittsburgh, PA                    Director, Ryan Homes, Inc.                                                           investment
TRUSTEE                                                                                                                companies in
                                  Retired: Director, United Refinery; Director, Forbes Fund; Chairman,                 the Fund
                                  Pittsburgh Foundation; Chairman, Pittsburgh Civic Light Opera.                       Complex


James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex; Attorney-at-law;       $4,484.62  $122,362 for
Birthdate: May 18, 1922           Director, The Emerging Germany Fund, Inc.                                            the Trust
571 Hayward Mill Road                                                                                                  and 56 other
Concord, MA                       Retired: President, Boston Stock Exchange, Inc.; Regional                            investment
TRUSTEE                           Administrator, United States Securities and Exchange Commission.                     companies in
                                                                                                                       the Fund
                                                                                                                       Complex


Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex; Professor of           $4,076.31  $111,222 for
Birthdate: October 11, 1932       Medicine, University of Pittsburgh; Medical Director, University of                  the Trust
3471 Fifth Avenue                 Pittsburgh Medical Center  Downtown; Hematologist, Oncologist, and                   and 56 other
Suite 1111                        Internist, Presbyterian and Montefiore Hospitals; Member, National                   investment
Pittsburgh, PA                    Board of Trustees, Leukemia Society of America.                                      companies in
TRUSTEE                                                                                                                the Fund
                                                                                                                       Complex


Edward L. Flaherty, Jr., Esq. #   Director or Trustee of the Federated Fund Complex; Attorney, of           $4,484.62  $122,362 for
Birthdate: June 18, 1924          Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park                        the Trust
Miller, Ament, Henny & Kochuba    Restaurants, Inc.; formerly: Counsel, Horizon Financial, F.A.,                       and 56 other
205 Ross Street                   Western Region; Partner, Meyer and Flaherty.                                         investment
Pittsburgh, PA                                                                                                         companies in
TRUSTEE                                                                                                                the Fund
                                                                                                                       Complex


Peter E. Madden                   Director or Trustee of the Federated Fund Complex; formerly:              $4,076.31  $111,222 for
Birthdate: March 16, 1942         Representative, Commonwealth of Massachusetts General Court;                         the Trust
One Royal Palm Way                President, State Street Bank and Trust Company and State Street                      and 56 other
100 Royal Palm Way                Corporation.                                                                         investment
Palm Beach, FL                                                                                                         companies in
TRUSTEE                           Retired: Director, VISA USA and VISA International; Chairman and                     the Fund
                                  Director, Massachusetts Bankers Association; Director, Depository                    Complex
                                  Trust Corporation.


John E. Murray, Jr., J.D., S.J.D. Director or Trustee of the Federated Fund Complex; President, Law         $4,076.31  $111,222 for
Birthdate: December 20, 1932      Professor, Duquesne University; Consulting Partner, Mollica & Murray.                the Trust
President, Duquesne University                                                                                         and 56 other
Pittsburgh, PA                    Retired: Dean and Professor of Law, University of Pittsburgh School                  investment
TRUSTEE                           of Law; Dean and Professor of Law, Villanova University School of                    companies in
                                  Law.                                                                                 the Fund
                                                                                                                       Complex


Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex; President, World       $4,076.31  $111,222 for
Birthdate: September 14, 1925     Society of Ekistics, Athens; Professor, International Politics;                      the Trust
1202 Cathedral of Learning        Management Consultant; Trustee, Carnegie Endowment for International                 and 56 other
University of Pittsburgh          Peace, RAND Corporation, Online Computer Library Center, Inc.,                       investment
Pittsburgh, PA                    National Defense University and U.S. Space Foundation; President                     companies in
TRUSTEE                           Emeritus, University of Pittsburgh; Founding Chairman, National                      the Fund
                                  Advisory Council for Environmental Policy and Technology, Federal                    Complex
                                  Emergency Management Advisory Board and Czech Management Center,
                                  Prague.

                                  Retired: Professor, United States Military Academy; Professor,
                                  United States Air Force Academy.


Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex; Public                 $4,076.31  $111,222 for
Birthdate: June 21, 1935          Relations/Marketing/Conference Planning.                                             the Trust
4905 Bayard Street                                                                                                     and 56 other
Pittsburgh, PA                    Retired: National Spokesperson, Aluminum Company of America;                         investment
TRUSTEE                           business owner.                                                                      companies in
                                                                                                                       the Fund
                                                                                                                       Complex


Glen R. Johnson*                  Trustee, Federated Investors, Inc.; staff member, Federated               $       0  $0 for the
Birthdate: May 2, 1929            Securities Corp.                                                                     Trust and 8
Federated Investors Tower                                                                                              other
1001 Liberty Avenue                                                                                                    investment
Pittsburgh, PA                                                                                                         companies in
PRESIDENT and TRUSTEE                                                                                                  the Fund
                                                                                                                       Complex


J. Christopher Donahue##*         President or Executive Vice President of the Federated Fund Complex;      $       0  $0 for the
Birthdate: April 11, 1949         Director or Trustee of some of the Funds in the Federated Fund                       Trust and 18
Federated Investors Tower         Complex; President and Director, Federated Investors, Inc.;                          other
1001 Liberty Avenue               President and Trustee, Federated Advisers, Federated Management, and                 investment
Pittsburgh, PA                    Federated Research; President and Director, Federated Research Corp.                 companies in
EXECUTIVE VICE PRESDIENT          and Federated Global Research Corp.; President, Passport Research,                   the Fund
                                  Ltd.; Trustee, Federated Shareholder Services Company; Director,                     Complex
                                  Federated Services Company.


Edward C. Gonzales*               Trustee or Director of some of the Funds in the Federated Fund            $       0  $0 for the
Birthdate: October 22, 1930       Complex; President, Executive Vice President and Treasurer of some                   Trust and 1
Federated Investors Tower         of the Funds in the Federated Fund Complex; Vice Chairman, Federated                 other
1001 Liberty Avenue               Investors, Inc.; Vice President, Federated Advisers, Federated                       investment
Pittsburgh, PA                    Management, Federated Research, Federated Research Corp., Federated                  companies in
EXECUTIVE VICE PRESIDENT          Global Research Corp. and Passport Research, Ltd.; Executive Vice                    the Fund
                                  President and Director, Federated Securities Corp.; Trustee,                         Complex
                                  Federated Shareholder Services Company.


John W. McGonigle                 Executive Vice President and Secretary of the Federated Fund              $       0  $0 for the
Birthdate: October 26, 1938       Complex; Executive Vice President, Secretary, and Director,                          Trust and 56
Federated Investors Tower         Federated Investors, Inc.; Trustee, Federated Advisers, Federated                    other
1001 Liberty Avenue               Management, and Federated Research; Director, Federated Research                     investment
Pittsburgh, PA                    Corp. and Federated Global Research Corp.; Director, Federated                       companies in
EXECUTIVE VICE PRESIDENT and      Services Company; Director, Federated Securities Corp.                               the Fund
 SECRETARY                                                                                                             Complex


Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice President - Funds        $0            $0 for the
Birthdate: June 17, 1954          Financial Services Division, Federated Investors, Inc.; Formerly:                    Trust and 56
Federated Investors Tower         various management positions within Funds Financial Services                         other
1001 Liberty Avenue               Division of Federated Investors, Inc.                                                investment
Pittsburgh, PA                                                                                                         companies in
TREASURER                                                                                                              the Fund
                                                                                                                       Complex


Richard B. Fisher*                President or Vice President of some of the Funds in the Federated         $       0  $0 for the
Birthdate: May 17, 1923           Fund Complex; Director or Trustee of some of the Funds in the                        Trust and 6
Federated Investors Tower         Federated Fund Complex; Executive Vice President, Federated                          other
1001 Liberty Avenue               Investors, Inc.; Chairman and Director, Federated Securities Corp.                   investment
Pittsburgh, PA                                                                                                         companies in
VICE PRESIDENT                                                                                                         the Fund
                                                                                                                       Complex


William D. Dawson, III            Chief Investment Officer of this Fund and various other Funds in the      $       0  $0 for the
Birthdate: March 3, 1949          Federated Fund Fomplex; Executive Vice President, Federated                          Trust and 41
Federated Investors Tower         Investment Counseling, Federated Global Research Corp., Federated                    other
1001 Liberty Avenue               Advisers, Federated Management, Federated Research, and Passport                     investment
Pittsburgh, PA                    Research, Ltd.; Registered Representative, Federated Securities                      companies in
Chief Investment Officer          Corp.; Portfolio Manager, Federated Administrative Services; Vice                    the Fund
                                  President, Federated Investors, Inc.; Formerly: Executive Vice                       Complex
                                  President and Senior Vice President, Federated Investment Counseling
                                  Institutional Portfolio Management Services Division; Senior Vice
                                  President, Federated Research Corp., Federated Advisers, Federated
                                  Management, Federated Research, and Passport Research, Ltd.


Mary Jo Ochson                    Senior Portfolio Manager and Vice President of eight investment           $       0  $0 for the
Birthdate:  September 12, 1953    companies in the Federated Fund Complex; Senior Vice President,                      Trust and 7
Federated Investors Tower         Federated Investment Counseling, Federated Advisers, Federated                       other
1001 Liberty Avenue               Global Research Corp., Federated Management, Federated Research,                     investment
Pittsburgh, PA                    Federated Research Corp. and Passport Research, Ltd.; Formerly: Vice                 companies in
SENIOR PORTFOLIO MANAGER/VICE     President, Federated Advisers, Federated Management, Federated                       the Fund
 PRESIDENT                        Research, Federated Research Corp. , Passport Research, Ltd. and                     Complex
                                  Federated Global Research Corp.


Jeff A. Kozemchak                 Senior Portfolio Manager and Vice President of four investment            $       0  $0 for the
Birthdate:  January 15, 1960      companies in the Federated Fund Complex; Vice President, Federated                   Trust and 3
Federated Investors Tower         Investment Counseling, Federated Advisers, Federated Global Research                 other
1001 Liberty Avenue               Corp., Federated Management, Federated Research, Federated Research                  investment
Pittsburgh, PA                    Corp. and Passport Research, Ltd.; Formerly:  Assistant Vice                         companies in
SENIOR PORTFOLIO MANAGER/VICE     President and Investment Analyst, Federated Research Corp. and                       the Fund
 PRESIDENT                        Passport Research, Ltd. ; Assistant Vice President, Federated                        Complex
                                  Advisers, Federated Management and Federated Research.

## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services


Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum                         Average Aggregate Daily
Administrative Fee              Net Assets of the Federated Funds
--------------------------------------------------------------------
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended
October 31,                           1998               1997               1996
--------------------------------------------------------------------------------
Advisory Fee Earned               $831,577           $669,639           $501,943
Advisory Fee Reduction             162,550            176,158            215,343
Brokerage Commissions                    0                  0                  0
Administrative Fee                 155,000            155,000            155,108
12b-1 Fee
  Institutional Service                  0               ----               ----
   Shares
Shareholder Services Fee
  Institutional Shares              70,884               ----               ----
  Institutional Service             99,188               ----               ----
   Shares


Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.


If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns given for the one-, five- and since inception periods ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended October 31, 1998.


Share Class                               7-Day Period   1 Year   5 Years   Since Inception on
Institutional Shares                                                        December 13, 1990
----------------------------------------------------------------------------------------------
Total Return                                --           3.12%    3.04%            3.07%
Yield                                     2.76%            --       --               --
Effective Yield                           2.80%            --       --               --
Tax-Equivalent Yield                      5.18%            --       --               --
----------------------------------------------------------------------------------------------

Share Class                               7-Day Period   1 Year   5 Years   Since Inception on
Institutional Service Shares                                                December 13, 1990
----------------------------------------------------------------------------------------------
Total Return                                --           3.01%    2.94%            2.98%
Yield                                     2.66%            --       --               --
Effective Yield                           2.70%            --       --               --
Tax-Equivalent Yield                      5.00%            --       --               --
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                       TAXABLE YIELD EQUIVALENT FOR 1998
                             STATE OF NEW JERSERY

                                 SINGLE RETURN
------------------------------------------------------------------------------------
   TAX BRACKET:
   FEDERAL                15.00%     28.00%        31.00%        36.00%     39.60%

   COMBINED FEDERAL
   AND STATE              16.75%     33.53%        37.37%        42.37%     45.97%

------------------------------------------------------------------------------------
   SINGLE                     $1-   $25,351-      $61,401-     $128,101-     OVER
   RETURN                 25,350     61,400       128,100       278,450   $278,450

------------------------------------------------------------------------------------
TAX-EXEMPT
YIELD                                        TAXABLE YIELD EQUIVALENT

------------------------------------------------------------------------------------
       1.50%               1.80%      2.26%         2.40%         2.60%      2.78%
       2.00%               2.40%      3.01%         3.19%         3.47%      3.70%
       2.50%               3.00%      3.76%         3.99%         4.34%      4.63%
       3.00%               3.60%      4.51%         4.79%         5.21%      5.55%
       3.50%               4.20%      5.27%         5.59%         6.07%      6.48%
       4.00%               4.80%      6.02%         6.39%         6.94%      7.40%
       4.50%               5.41%      6.77%         7.19%         7.81%      8.33%
       5.00%               6.01%      7.52%         7.98%         8.68%      9.25%
       5.50%               6.61%      8.27%         8.78%         9.54%     10.18%
       6.00%               7.21%      9.03%         9.58%        10.41%     11.10%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                       TAXABLE YIELD EQUIVALENT FOR 1998
                              STATE OF NEW JERSERY

                              MARRIED FILING JOINT
------------------------------------------------------------------------------------
   TAX BRACKET:
   FEDERAL
                          15.00%     28.00%        31.00%        36.00%     39.60%

   COMBINED FEDERAL
   AND STATE              16.75%     33.53%        37.37%        42.37%     45.97%

------------------------------------------------------------------------------------
   JOINT                      $1-   $42,351-     $102,301-     $155,951-     OVER
   RETURN                 42,350    102,300       155,950       278,450   $278,450

------------------------------------------------------------------------------------
TAX-EXEMPT
YIELD                                        TAXABLE YIELD EQUIVALENT

------------------------------------------------------------------------------------
       1.50%               1.80%      2.26%         2.40%         2.60%      2.78%
       2.00%               2.40%      3.01%         3.19%         3.47%      3.70%
       2.50%               3.00%      3.76%         3.99%         4.34%      4.63%
       3.00%               3.60%      4.51%         4.79%         5.21%      5.55%
       3.50%               4.20%      5.27%         5.59%         6.07%      6.48%
       4.00%               4.80%      6.02%         6.39%         6.94%      7.40%
       4.50%               5.41%      6.77%         7.19%         7.81%      8.33%
       5.00%               6.01%      7.52%         7.98%         8.68%      9.25%
       5.50%               6.61%      8.27%         8.78%         9.54%     10.18%
       6.00%               7.21%      9.03%         9.58%        10.41%     11.10%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Who is Federated Investors, Inc.?


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government Funds

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW


Institutional Clients

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



Addresses

NEW JERSEY MUNICIPAL CASH TRUST

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812



PROSPECTUS

New York Municipal Cash Trust

A Portfolio of Federated Municipal Trust

CASH II SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998


CONTENTS



Risk/Return Summary   1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  12

Report of Independent Public Accountants  28


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN

INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix C-6


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Cash II Shares total returns on a yearly basis.

The Fund's Cash II Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Cash II Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998, was 2.22%.

Within the period shown in the Chart, the Fund's Cash II Shares highest quarterly return was 0.88% (quarter ended June 30, 1995). Its lowest quarterly return was 0.45% (quarter ended March 31, 1994).

The Fund's Cash II Shares Seven-Day Net Yield as of 12/31/97 was 3.39%.

The following table represents the Fund's Cash II Shares Average Total Return through 12/31/97.

CALENDAR PERIOD          FUND
1 Year                   3.12%
5 Years                  2.76%
Start of Performance 1   2.88%

1 The Fund's Cash II Shares start of performance date was April 25, 1991.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


What are the Fund's Fees and Expenses?

NEW YORK MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Cash II Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                              None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or
redemption proceeds, as applicable)                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                        None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                None
Exchange Fee                                                               None
ANNUAL FUND OPERATING EXPENSES(Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                           0.40%
Distribution (12b-1) Fee 3                                                 0.25%
Shareholder Services Fee                                                   0.25%
Other Expenses                                                             0.15%
Total Annual Fund Operating Expenses                                       1.05%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

 Waiver of Fund Expenses                                                   0.34%
 Total Actual Annual Fund Operating Expenses (after waivers)               0.71%

2 The adviser voluntarily waived a portion of the management fee.
The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.31% for the year ended October 31, 1998.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. There was no distribution (12b-1) fee paid by the Fund (after the voluntary reduction) for the year ended October 31, 1998.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Cash II Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Cash II Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash II Shares' operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming
no redemption        $107      $334      $579     $1,283


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.


TEMPORARY DEFENSIVE INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the

Fund Invests?


TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES


Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT


Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


What are the Specific Risks of Investing in the Fund?


Although there are many factors which may affect an investment in the Fund, the principal risks of investing in tax-exempt money market fund are described below.


CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.


Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


SECTOR RISK

Most of the Fund's securities will be invested in issuers located in New York. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

 NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


How is the Fund Sold?

The Fund offers two share classes: Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's distributor markets the Shares described in this prospectus to institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York tax-exempt securities. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.


An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE


Wire Order Number

Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600


If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company


1099 Hingham Street

Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.


If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL


You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317


All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;


* your redemption will be sent to an address of record that was changed within the last 30 days; or


* a redemption is payable to someone other than the shareholder(s) of record.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


PAYMENT METHODS FOR REDEMPTIONS


Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:


* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.


You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


SYSTEMATIC WITHDRAWAL PROGRAM


You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


CHECKWRITING


You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.


DEBIT CARD

You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information


CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchase and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from New York state personal income tax to the extent they are derived from interest on obligations exempt from New York personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.


The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.


Financial Information

FINANCIAL HIGHLIGHTS


The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


FINANCIAL HIGHLIGHTS-CASH II SHARES

(For a share outstanding throughout each period)


Reference is made to the Report of Independent Public Accountants on page 28.

YEAR ENDED OCTOBER 31                        1998        1997        1996        1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00      $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03        0.03        0.03        0.03         0.02
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)      (0.03)      (0.03)       (0.02)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00      $ 1.00       $ 1.00
TOTAL RETURN  1                               3.02%       3.07%       3.05%       3.37%        2.15%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                      0.71%       0.71%       0.71%       0.71%        0.71%
Net investment income                         2.98%       3.01%       3.02%       3.20%        2.19%
Expense waiver/reimbursement  2               0.34%       0.34%       0.36%       0.36%        0.21%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $43,957     $21,402     $25,571     $14,439     $134,051

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements

PORTFOLIO OF INVESTMENTS


October 31, 1998

PRINCIPAL
AMOUNT                                                                                       VALUE
                   SHORT-TERM MUNICIPALS-99.1% 1
                   NEW YORK-98.4%
  $  4,760,000     Albany City School District, NY, 4.00% TANs, 11/30/1998            $   4,761,463
     9,195,000     Albany County Airport Authority, NY, Trust Receipts (Series
                   1997 FR/RI-7) Weekly VRDNs (FSA INS)/(Bank of New York, New
                   York LIQ)                                                              9,195,000
     5,000,000     Allegany-Limestone, NY Central School District, 4.05% BANs,
                   12/30/1998                                                             5,001,010
     9,000,000     Broadalbin-Perth, NY Central School District, 3.80% BANs, 2/
                   24/1999                                                                9,004,083
     3,500,000     Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR
                   Northeast, Inc.)/(KeyBank, N.A. LOC)                                   3,500,000
       950,000     Chautauqua County, NY IDA Weekly VRDNs (Cliffstar Corp.)/
                   (KeyBank, N.A. LOC)                                                      950,000
     3,900,000     Chautauqua County, NY IDA Weekly VRDNs (Mogen David Wine
                   Corp.)/(Wells Fargo Bank, N.A. LOC)                                    3,900,000
       900,000     Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(Marine
                   Midland Bank N.A., Buffalo, NY LOC)                                      900,000
       655,000     Colonie, NY IDA, (Series 1988) Weekly VRDNs (Specialty
                   Retailers, Inc.)/(Marine Midland Bank N.A., Buffalo, NY LOC)             655,000
     3,100,000     Colonie, NY IDA, 4.00% TOBs (800 North Pearl Associates)/
                   (Fleet Bank N.A. LOC), Optional Tender 12/1/1998                       3,100,000
     2,500,000     Columbia County, NY IDA, (Series 1998A) Weekly VRDNs (Empire
                   Homes, LLC)/(KeyBank, N.A. LOC)                                        2,500,000
     4,720,000     Corinth, NY IDA, Solid Waste Disposal Revenue Bonds (Series
                   A), 3.80% TOBs (International Paper Co.), Optional Tender 3/
                   1/1999                                                                 4,720,000
     1,200,000     Dutchess County, NY IDA, Series 1995 Weekly VRDNs (Laerdal
                   Medical Corp.)/(Bank of New York, New York LOC)                        1,200,000
     2,140,000     Erie County, NY IDA, (Series A) Weekly VRDNs (Gemcor)/
                   (Marine Midland Bank N.A., Buffalo, NY LOC)                            2,140,000
     5,000,000     Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs
                   (Servotronics, Inc. Project)/(Fleet Bank N.A. LOC)                     5,000,000
     1,800,000     Franklin County, NY IDA, (Series 1991A) Weekly VRDNs (KES
                   Chateaugay)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                        1,800,000
       725,000     Fulton County, NY IDA, 4.05% TOBs (Gates Mills Inc.)/(Fleet
                   Bank N.A. LOC), Optional Tender 12/1/1998                                725,000
     3,510,000     Fulton County, NY, 4.00% BANs, 4/30/1999                               3,513,333
PRINCIPAL
AMOUNT                                                                                       VALUE
                   SHORT-TERM MUNICIPALS-continued  1
                   NEW YORK-CONTINUED
  $  1,300,000     Guilderland, NY IDA, (Series 1993A) Weekly VRDNs
                   (Northeastern Industrial Park, Inc.)/(Fleet Bank N.A. LOC)        $    1,300,000
     3,740,000     Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's
                   Kitchen)/(Bank of New York, New York LOC)                              3,740,000
     5,000,000     Levittown Union Free School District, NY, 3.80% TANs, 6/23/
                   1999                                                                   5,003,062
     3,850,000     Liverpool Central School District, NY, 4.00% RANs, 8/3/1999            3,860,904
     6,985,000     Livonia, NY Central School District, 3.75% BANs, 3/30/1999             6,988,023
     1,745,000     Madison County, NY IDA, (Series 1989A) Weekly VRDNs
                   (Madison, NY Upstate Metals)/(Fleet Bank N.A. LOC)                     1,745,000
     4,400,000     Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and
                   Cable)/
                   (KeyBank, N.A. LOC)                                                    4,400,000
     7,000,000     Madrid-Waddington, NY Central School District, 3.40% BANs,
                   10/29/1999                                                             7,004,651
    12,393,873     Marine Midland, NY, Premium Tax-Exempt Bond & Loan Trust
                   Weekly VRDNs (Marine Midland New York Trust)/(Marine Midland
                   Bank N.A., Buffalo, NY LOC)                                           12,393,873
     6,000,000     Mayfield, NY Central School District, 3.45% BANs, 10/15/1999           6,002,746
    34,395,000     Metropolitan Transportation Authority, New York, MERLOTs
                   (Series 1997 C-2) Weekly VRDNs (Corestates Bank N.A.,
                   Philadelphia, PA LIQ)/(FGIC LOC)                                      34,395,000
     4,265,000     Metropolitan Transportation Authority, New York, Trust
                   Receipts (Series 1997 FR/RI-9) Weekly VRDNs (FGIC INS)/(Bank
                   of New York, New York LIQ)                                             4,265,000
     2,170,000     Miller Place, NY Union Free School District, 3.80% TANs, 6/
                   30/1999                                                                2,171,793
     3,300,000     Monroe County, NY Airport Authority, (PT-98) Weekly VRDNs
                   (Greater Rochester International Airport)/(MBIA Insurance
                   Corporation INS)/(Merrill Lynch Capital Services, Inc. LIQ)            3,300,000
    12,000,000     New Paltz, NY Central School District, 3.95% BANs, 6/15/1999          12,010,699
     4,900,000     New York City Housing Development Corp., Municipal
                   Securities Trust Receipts (Series 1996-CMC1A) Weekly VRDNs
                   (Chase Manhattan Corp. LIQ)                                            4,900,000
     4,900,000     New York City Housing Development Corp., Municipal
                   Securities Trust Receipts (Series 1996-CMC1B) Weekly VRDNs
                  (Chase Manhattan Corp. LIQ)                                             4,900,000
    13,090,000  2  New York City Municipal Water Finance Authority, Floater
                   Certificates (Series 1998-5), 3.30%, 6/15/2005 TOBs (Morgan
                   Stanley, Dean Witter Municipal Funding, Inc. LIQ)/(United
                   States Treasury PRF), Mandatory Tender 12/24/1998                     13,090,000
        83,334     New York City, NY IDA Weekly VRDNs (David Rosen Bakers
                   Supply)/(Ford Motor Credit Corp. LIQ)/(Chase Manhattan Bank
                   N.A., New York LOC)                                                       83,334
PRINCIPAL
AMOUNT                                                                                      VALUE
                   SHORT-TERM MUNICIPALS-continued  1
                   NEW YORK-CONTINUED
 $   7,075,000     New York City, NY IDA, CDC 1997H - Class A Certificates
                   Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC Municipal
                   Products, Inc. LIQ)                                               $    7,075,000
     8,570,000     New York City, NY IDA, CDC Municipal Products (Series 1998D)
                   Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC Municipal
                   Products, Inc. LIQ)                                                    8,570,000
     3,500,000     New York City, NY IDA, CDC Municipal Products, Inc. (Series
                   1996H) Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC
                   Municipal Products, Inc. LIQ)                                          3,500,000
     9,010,000     New York City, NY IDA, Class A Certificates (Series CDC-
                   1997E) Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC
                   Municipal Products, Inc. LIQ)                                          9,010,000
    16,595,000     New York City, NY Transitional Finance Authority, PT-1047
                   Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)               16,595,000
    17,300,000     New York City, NY, (PA-156) Weekly VRDNs (Merrill Lynch
                   Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services,
                   Inc. LOC)                                                             17,300,000
    11,445,000     New York City, NY, UT GO (Series A), 4.25% Bonds, 8/1/1999            11,490,531
     6,000,000     New York City, NY, UT GO (Series G), 3.90% Bonds, 8/1/1999             6,004,344
     5,475,000     New York State Dormitory Authority, PA-60 (Series 1993)
                   Weekly VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill
                   Lynch Capital Services, Inc. LIQ)                                      5,475,000
     6,245,000   2 New York State Dormitory Authority, PT-128 (Series 1997),
                   3.90% TOBs (Rosalind & Joseph Gurwin Jewish Geriatric Center
                   of Long Island, Inc.)/(AMBAC INS)/(Credit Suisse First
                   Boston LIQ), Optional Tender 8/5/1999                                  6,245,000
     5,980,000     New York State Dormitory Authority, PT-130 (Series 1997)
                   Weekly VRDNs (United Health Services Hospitals, Inc.)/(AMBAC
                   INS)/(Credit Suisse First Boston LIQ)                                  5,980,000
     5,445,000     New York State Energy Research & Development Authority, (PA-
                   144) Weekly VRDNs (Long Island Lighting Co.)/(Merrill Lynch
                   Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services,
                   Inc. LOC)                                                              5,445,000
    10,000,000     New York State Energy Research & Development Authority,
                   (Series 1985A), 3.58% TOBs (Long Island Lighting Co.)/
                   (Deutsche Bank, AG LOC), Optional Tender 3/1/1999                     10,000,000
     3,000,000     New York State Energy Research & Development Authority,
                   (Series 1993A) Weekly VRDNs (Long Island Lighting Co.)/
                   (Toronto-Dominion Bank LOC)                                            3,000,000
    25,970,000   2 New York State Energy Research & Development Authority, PT-
                   219, 3.75% TOBs (Consolidated Edison Co.)/(AMBAC INS)/
                   (Bayerische Vereinsbank AG, Munich LIQ), Mandatory Tender 4/
                   15/1999                                                               25,970,000
PRINCIPAL
AMOUNT                                                                                     VALUE
                   SHORT-TERM MUNICIPALS-continued  1
                   NEW YORK-CONTINUED
  $ 12,200,000     New York State Environmental Facilities Corp., Trust
                   Receipts (Series 1997 FR/RI-4) Weekly VRDNs (New York City
                   Municipal Water Finance Authority)/(Bank of New York, New
                   York LIQ)                                                         $   12,200,000
     2,500,000     New York State HFA, Health Facilities Revenue Bonds (PA-143)
                   Weekly VRDNs (New York City, NY)/(Merrill Lynch Capital
                   Services, Inc. LOC)                                                    2,500,000
     4,290,000     New York State Job Development Authority, Weekly VRDNs (New
                   York State GTD)/(Bayerische Landesbank Girozentrale and
                   Morgan Guaranty Trust Co., New York LOCs)                              4,290,000
     2,575,000     New York State Job Development Authority, (Series C-1)
                   3.60%, 3/01/2000 Monthly VRDNs (New York State GTD)/
                   (Bayerische Landesbank Girozentrale and Morgan Guaranty
                   Trust Co., New York LOCs)                                              2,575,000
       730,000     New York State Job Development Authority, (Series D-1)
                   3.50%, 3/01/1999 Monthly VRDNs (New York State GTD)/
                   (Bayerische Landesbank Girozentrale and Morgan Guaranty
                   Trust Co., New York LOCs)                                                730,000
     3,215,000     New York State Job Development Authority, (Series E-1)
                   3.50%, 3/01/1999 Monthly VRDNs (New York State GTD)/
                   (Bayerische Landesbank Girozentrale and Morgan Guaranty
                   Trust Co., New York LOCs)                                              3,215,000
     4,400,000     New York State Medical Care Facilities Finance Agency,
                   Hospital & Nursing Home Mortgage Revenue Bonds (1994 Series
                   C) (PA-89) Weekly VRDNs (FHA INS)/(Merrill Lynch Capital
                   Services, Inc. LIQ)                                                    4,400,000
     3,160,000     New York State Medical Care Facilities Finance Agency,
                   Hospital Insured Mortgage Revenue Bonds (PT-154) Weekly
                   VRDNs (FHA INS)/(Banco Santander SA LIQ)                               3,160,000
     3,700,000     New York State Mortgage Agency, (Series PA-29) Weekly VRDNs
                   (Merrill Lynch Capital Services, Inc. LIQ)                             3,700,000
     3,220,000     New York State Mortgage Agency, Homeowner Mortgage Revenue
                   Bonds (PA-87) Weekly VRDNs (Merrill Lynch Capital Services,
                   Inc. LIQ)                                                              3,220,000
     4,085,000     New York State Mortgage Agency, Homeowner Mortgage Revenue
                   Bonds
                   (Series PT-15B) Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)           4,085,000
     8,645,000     New York State Mortgage Agency, PA-406 Weekly VRDNs
                   (Merrill Lynch Capital Services, Inc. LIQ)                             8,645,000
     5,000,000  2  New York State Mortgage Agency, PT-164, 3.675% TOBs
                   (Banque Nationale de Paris LIQ), Optional Tender 3/18/1999             5,000,000
     6,500,000     New York State Thruway Authority, (PA-172) Weekly VRDNs
                   (Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch
                   Capital Services, Inc. LOC)                                            6,500,000
PRINCIPAL
AMOUNT                                                                                      VALUE
                   SHORT-TERM MUNICIPALS-continued  1
                   NEW YORK-CONTINUED
 $  18,000,000   2 New York State Thruway Authority, Trust Receipts (Series
                   1998 FR/RI-A61), 3.45% TOBs (FGIC INS)/(Bank of New York,
                   New York LIQ), Optional Tender 2/1/1999                           $   18,000,000
     8,400,000     New York State Urban Development Corp., Municipal
                   SecuritiesTrust Receipts (Series 1996-CMC6) Weekly VRDNs
                   (Chase Manhattan Corp. LIQ)                                            8,400,000
     4,100,000     Niagara County, NY IDA, Solid Waste Disposal Facility
                   Revenue Bonds (Series 1994C) Weekly VRDNs (American Ref-Fuel
                   Co.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)                    4,100,000
       190,000     Onondaga County, NY IDA Weekly VRDNs (Beverage Corp.)/
                   (Marine Midland Bank N.A., Buffalo, NY LOC)                              190,000
     1,200,000     Onondaga County, NY IDA, (Series 1997) Weekly VRDNs
                   (General Super Plating Co., Inc.)/(KeyBank, N.A. LOC)                  1,200,000
     1,725,000     Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)               1,725,000
     1,300,000     Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye
                   Corrugated)/(National City Bank, Ohio LOC)                             1,300,000
     5,700,000     Oswego County, NY IDA Weekly VRDNs (Copperweld Corp.)/
                   (Credit Lyonnais, Paris LOC)                                           5,700,000
     9,900,000     Perry Central School District, NY, 3.80% BANs, 6/15/1999               9,907,663
    15,000,000     Port Authority of New York and New Jersey Weekly VRDNs                15,000,000
    15,000,000     Port Authority of New York and New Jersey Weekly VRDNs                15,000,000
     3,000,000     Portville, NY Central School District, 3.50% BANs, 10/20/1999          3,002,785
     4,500,000     Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire
                   Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)                4,500,000
     1,000,000     Rotterdam, NY IDA, (Series 1993A) Weekly VRDNs (Rotterdam
                   Industrial Park)/(Fleet Bank N.A. LOC)                                 1,000,000
       151,931     Schenectady, NY IDA Weekly VRDNs (McClellan Street
                   Associates)/(Ford Motor Credit Corp. LIQ)/(Chase Manhattan
                   Bank N.A., New York LOC)                                                 151,931
     1,485,000     Schenectady, NY IDA, IDRB (Series 1995A) Weekly VRDNs
                   (Fortitech Holding Corporation Project)/(Fleet Bank N.A. LOC)          1,485,000
     7,510,000     Sherburne-Earlville Central School District, NY, 3.75% BANs,
                   3/18/1999                                                              7,512,988
     1,332,500     Solvay, NY, (Series A), 3.40% BANs, 10/14/1999                         1,333,111
     3,997,500     Solvay, NY, (Series B), 3.45% BANs, 10/14/1999                         3,999,334
     2,880,000     Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy
                   Conveyor Corp. Project)/(Chase Manhattan Bank N.A., New York
                   LOC)                                                                   2,880,000
     3,540,000     Southeast, NY IDA, Variable Rate IDRB 1996 Weekly VRDNs (The
                   Rawplug Company, Inc.)/(Bank of New York, New York LOC)                3,540,000
     1,200,000     Suffolk County, NY IDA Weekly VRDNs (C & J Realty Corp.)/
                   (Ford Motor Credit Corp. LIQ)/(Chase Manhattan Bank N.A.,
                   New York LOC)                                                          1,200,000
       800,000     Suffolk County, NY IDA Weekly VRDNs (YM-YWHA of Suffolk)/
                   (European American Bank, New York LOC)                                   800,000
PRINCIPAL
AMOUNT                                                                                     VALUE
                   SHORT-TERM MUNICIPALS-continued  1
                   NEW YORK-CONTINUED
  $  6,665,000     Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs
                   (Maryhaven Center of Hope)/(KeyBank, N.A. LOC)                    $    6,665,000
     5,000,000     Suffolk County, NY IDA, (Series 1998A) Weekly VRDNs
                   (Episcopal Health Services, Inc. Civic Facility)/(Paribas,
                   Paris LOC)                                                             5,000,000
     1,800,000     Suffolk County, NY IDA, 5.525% TOBs (Grainger (W.W.), Inc.),
                   Optional Tender 12/1/1998                                              1,800,000
     6,300,000     Triborough Bridge & Tunnel Authority, NY, Trust Receipts
                   (Series 1998 FR/RI-A1) Weekly VRDNs (Bayerische Hypotheken-
                   Und Wechsel-Bank Ag LIQ)                                               6,300,000
     2,400,000     United Nations, NY Development Corp., (PA-155) Weekly VRDNs
                   (Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch
                   Capital Services, Inc. LOC)                                            2,400,000
     2,000,000     VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes
                   Roosevelt Hospital Center)/(FHA INS)/(Hong Kong & Shanghai
                   Banking Corp. LIQ)                                                     2,000,000
     7,500,000     Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs
                   (Spence Engineering Co.)/(First Union National Bank,
                   Charlotte, N.C. LOC)                                                   7,500,000
     4,470,000     Warren & Washington Counties, NY IDA Weekly VRDNs (Sandy
                   Hill Corp.)/
                   (First Union National Bank, Charlotte, N.C. LOC)  4,470,000
                   Total                                                                548,061,660
                   PUERTO RICO-0.7%
     4,001,821     Commonwealth of Puerto Rico Municipal Revenues Collection
                   Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank
                   N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)             4,001,821
                   Total Investments (at amortized cost) 3                            $ 552,063,482

 Securities that are subject to Alternative Minimum Tax represent 32.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identfied as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
93.15%       6.85%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $68,305,000 which represents 12.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($556,968,156) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC   -American Municipal Bond Assurance Corporation
BANs    -Bond Anticipation Notes
FGIC    -Financial Guaranty Insurance Company
FHA     -Federal Housing Administration
FSA     -Financial Security Assurance
GO      -General Obligation
GTD     -Guaranty
HFA     -Housing Finance Authority
IDA     -Industrial Development Authority
IDRB    -Industrial Development Revenue Bond
INS     -Insured
LIQ     -Liquidity Agreement
LLC     -Limited Liability Corporation
LOCs    -Letter(s) of Credit
LOC     -Letter of Credit
MBIA    -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity
Optional Tender Series
PRF     -Prerefunded
RANs    -Revenue Anticipation Notes
SA      -Support Agreement
TANs    -Tax Anticipation Notes
TOBs    -Tender Option Bonds
UT      -Unlimited Tax
VRDNs   -Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                   $ 552,063,482
Cash                                                                                 112,995
Income receivable                                                                  4,777,943
Receivable for shares sold                                                         1,082,111
Total assets                                                                     558,036,531
LIABILITIES:
Payable for shares redeemed                                      $  10,756
Income distribution payable                                        940,915
Accrued expenses                                                   116,704
Total liabilities                                                                  1,068,375
Net Assets for 556,968,156 shares outstanding                                  $ 556,968,156
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SERVICE SHARES:
$513,011,465 / 513,011,465 shares outstanding                                          $1.00
CASH II SHARES:
$43,956,691 / 43,956,691 shares outstanding                                            $1.00


See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                             $ 20,643,421
EXPENSES:
Investment advisory fee                                                           $  2,250,094
Administrative personnel and services fee                                              424,181
Custodian fees                                                                          23,218
Transfer and dividend disbursing agent fees and expenses                               126,021
Directors'/Trustees' fees                                                                4,680
Auditing fees                                                                           12,500
Legal fees                                                                              17,114
Portfolio accounting fees                                                              111,614
Distribution services fee-Institutional Service Shares                               1,331,251
Distribution services fee-Cash II Shares                                                75,058
Shareholder services fee-Institutional Service Shares                                1,331,251
Shareholder services fee-Cash II Shares                                                 75,058
Share registration costs                                                                45,514
Printing and postage                                                                    31,991
Insurance premiums                                                                      37,315
Miscellaneous                                                                            3,266
Total expenses                                                                       5,900,126
WAIVERS:
Waiver of investment advisory fee                              $   (500,559)
Waiver of distribution services fee-Institutional Service
Shares                                                           (1,331,251)
Waiver of distribution services fee-Cash II Shares                  (75,058)
Waiver of shareholder services fee-Institutional Service
Shares                                                             (875,361)
Total waivers                                                                      (2,782,229)
Net expenses                                                                                            3,117,897
Net investment income                                                                                $ 17,525,524


See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS


YEAR ENDED OCTOBER 31                                                     1998                   1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $     17,525,524       $     14,299,081
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Service Shares                                          (16,632,253)           (13,606,648)
Cash II Shares                                                           (893,271)              (692,433)
Change in net assets resulting from distributions
to shareholders                                                       (17,525,524)           (14,299,081)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        2,229,397,824          1,611,371,202
Net asset value of shares issued to shareholders in payment
of distributions declared                                               7,306,584              5,353,288
Cost of shares redeemed                                            (2,125,311,852)        (1,502,253,158)
Change in net assets resulting from share transactions                111,392,556            114,471,332
Change in net assets                                                  111,392,556            114,471,332
NET ASSETS:
Beginning of period                                                   445,575,600            331,104,268
End of period                                                    $    556,968,156       $    445,575,600


See Notes which are an integral part of the Financial Statements


NOTES TO FINANCIAL STATEMENTS
October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax, the personal income taxes imposed by the New York State and New York municipalities consistent with stability of principal. The Fund offers two classes of shares: Institutional Service Shares and Cash II shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:

                                          ACQUISITION        ACQUISITION
SECURITY                                  DATE               COST
New York Municipal
Water Finance Authority,
(Series 1998-5)                           10/08/1998      $   13,090,000
New York State Dormitory Authority
PT-128 (Series 1997)                       9/3/1998            6,245,000
New York State Energy Research &
Development Authority,
(Series PT-219)                            7/24/1998          25,970,000
New York State Thruway Authority,
(Series 1998 FR/RI-A61)                    9/30/1998          18,000,000
New York State Mortgage Agency
PT-164                                     3/25/1998           5,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $556,968,156.

Transactions in shares were as follows:


YEAR ENDED OCTOBER 31                                               1998               1997
CASH II SHARES
Shares sold                                                     164,753,848        108,671,749
Shares issued to shareholders in payment of distributions
declared                                                            719,604            525,148
Shares redeemed                                                (142,918,616)      (113,365,882)
Net change resulting from Cash II Share transactions             22,554,836         (4,168,985)

YEAR ENDED OCTOBER 31                                               1998               1997
INSTITUTIONAL SERVICE SHARES:
Shares sold                                                   2,064,643,976      1,502,699,453
Shares issued to shareholders in payment of distributions
declared                                                          6,586,980          4,828,140
Shares redeemed                                              (1,982,393,236)    (1,388,887,276)
Net change resulting from Institutional Service Share
transactions                                                     88,837,720        118,640,317
Net change resulting from share transactions                    111,392,556        114,471,332

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $796,328,283 and $830,441,098, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 56.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.3% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF NEW YORK MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of New York Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998


[Graphic]

PROSPECTUS

New York Municipal

Cash Trust

A Portfolio of Federated Municipal Trust

CASH II SHARES

December 31, 1998



A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


 [Graphic]
New York Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229733

G00208-02 (12/98)

[Graphic]


PROSPECTUS

New York Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998


CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which
the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  12

Report of Independent Public Accountants  28



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix C-7



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares year-to-date total return as of the most recent calendar quarter of Septmember 30, 1998, was 2.35%

Within the period shown in the Chart, the Fund's highest quarterly return was 1.41% (quarter ended December 31, 1990). Its lowest quarterly return was 0.49% (quarter ended March 31, 1994).

The Fund's Institutional Service Shares Seven-Day Net Yield as of 12/31/97 was 3.57%.

The following table represents the Fund's Institutional Service Shares Average Total Return through 12/31/97.

CALENDAR PERIOD              FUND
1 Year                       3.30%
5 Years                      2.95%
10 Years                     3.77%
Start of Performance 1       2.88%

1     The Fund's Institutional Service Shares start of performance date was
November 24, 1982.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

NEW YORK MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Service Shares.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                                               None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                                                              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                                                         None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                                                 None
Exchange Fee                                                                                                None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                                            0.40%
Distribution (12b-1) Fee 3                                                                                  0.25%
Shareholder Services Fee 4                                                                                  0.25%
Other Expenses                                                                                              0.15%
Total Annual Fund Operating Expenses                                                                        1.05%

1 Although not contractually obligated to do so, the adviser, distributor and shareholder service provider waived certain amounts.
These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

 Waiver of Fund Expenses                                                                                    0.50%
 Total Actual Annual Fund Operating Expenses (after waivers)                                                0.55%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund
(after the voluntary waiver) was 0.31% for the year ended October 31, 1998.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. There was no distribution (12b-1) fee paid by the Fund (after the voluntary waiver) for the year ended October 31, 1998.

4 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.09% for the year ended October 31, 1998.



EXAMPLE



The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
Expenses assuming
no redemption         $107       $334       $579      $1,283



What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


SECTOR RISK

Most of the Fund's securities will be invested in issuers located in New York. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.





What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time), and as of the end of regular trading (normally 4:00 p.m. Eastern time), each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?

The Fund offers two share classes: Institutional Service Shares and Cash II Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York tax-exempt securities. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE
Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600


If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARINGHOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND


BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund. Your redemption request will be procesed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317


All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or


* a redemption is payable to someone other than the shareholder(s) of record.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securites exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD



You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from New York state personal income tax to the extent they are derived from interest on obligations exempt from New York personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax preparer regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.



The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights-Institutional Service Shares

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page 28.


YEAR ENDED OCTOBER 31                        1998          1997          1996          1995          1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03          0.03          0.03          0.04          0.02
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)        (0.03)        (0.03)        (0.04)        (0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
TOTAL RETURN  1                                3.19%         3.26%         3.24%         3.56%         2.35%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.55%         0.53%         0.53%         0.54%         0.52%
Net investment income                          3.12%         3.21%         3.18%         3.49%         2.31%
Expense waiver/reimbursement  2                  50%         0.52%         0.54%         0.53%         0.13%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $513,011      $424,174      $305,533      $276,149      $236,580


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 1998


PRINCIPAL
AMOUNT                                                                                  VALUE
                   SHORT-TERM MUNICIPALS-99.1% 1
                   NEW YORK-98.4%
  $  4,760,000     Albany City School District, NY, 4.00% TANs, 11/30/1998          $   4,761,463
     9,195,000     Albany County Airport Authority, NY, Trust Receipts (Series
                 1997 FR/RI-7) Weekly VRDNs (FSA INS)/(Bank of New York, New
                 York LIQ)                                                              9,195,000
     5,000,000     Allegany-Limestone, NY Central School District, 4.05% BANs,
                 12/30/1998                                                             5,001,010
     9,000,000     Broadalbin-Perth, NY Central School District, 3.80% BANs,
                 2/24/1999                                                              9,004,083
     3,500,000     Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR
                 Northeast, Inc.)/(KeyBank, N.A. LOC)                                   3,500,000
       950,000     Chautauqua County, NY IDA Weekly VRDNs (Cliffstar Corp.)/
                 (KeyBank, N.A. LOC)                                                      950,000
     3,900,000     Chautauqua County, NY IDA Weekly VRDNs (Mogen David Wine
                 Corp.)/(Wells Fargo Bank, N.A. LOC)  3,900,000
       900,000     Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(Marine
                 Midland Bank N.A.,
                 Buffalo, NY LOC)                                                         900,000
       655,000     Colonie, NY IDA, (Series 1988) Weekly VRDNs (Specialty
                 Retailers, Inc.)/(Marine Midland Bank N.A., Buffalo, NY LOC)             655,000
     3,100,000     Colonie, NY IDA, 4.00% TOBs (800 North Pearl Associates)/
                 (Fleet Bank N.A. LOC), Optional Tender 12/1/1998                       3,100,000
     2,500,000     Columbia County, NY IDA, (Series 1998A) Weekly VRDNs (Empire
                 Homes, LLC)/(KeyBank, N.A. LOC)                                        2,500,000
     4,720,000     Corinth, NY IDA, Solid Waste Disposal Revenue Bonds (Series
                 A), 3.80% TOBs (International Paper Co.), Optional Tender 3/1/1999     4,720,000
     1,200,000     Dutchess County, NY IDA, Series 1995 Weekly VRDNs (Laerdal
                 Medical Corp.)/(Bank of New York, New York LOC)                        1,200,000
     2,140,000     Erie County, NY IDA, (Series A) Weekly VRDNs (Gemcor)/
                 (Marine Midland Bank N.A., Buffalo, NY LOC)                            2,140,000
     5,000,000     Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs
                 (Servotronics, Inc. Project)/(Fleet Bank N.A. LOC)                     5,000,000
     1,800,000     Franklin County, NY IDA, (Series 1991A) Weekly VRDNs (KES
                 Chateaugay)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                        1,800,000
       725,000     Fulton County, NY IDA, 4.05% TOBs (Gates Mills Inc.)/(Fleet
                 Bank N.A. LOC), Optional Tender 12/1/1998                                725,000
     3,510,000     Fulton County, NY, 4.00% BANs, 4/30/1999                             3,513,333
PRINCIPAL
AMOUNT                                                                                    VALUE
                   SHORT-TERM MUNICIPALS-continued  1
                   NEW YORK-CONTINUED
  $  1,300,000     Guilderland, NY IDA, (Series 1993A) Weekly VRDNs
                 (Northeastern Industrial Park, Inc.)/(Fleet Bank N.A. LOC)         $   1,300,000
     3,740,000     Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's
                 Kitchen)/(Bank of New York, New York LOC)  3,740,000
     5,000,000     Levittown Union Free School District, NY, 3.80% TANs, 6/23/
                 1999                                                                   5,003,062
     3,850,000     Liverpool Central School District, NY, 4.00% RANs, 8/3/1999          3,860,904
     6,985,000     Livonia, NY Central School District, 3.75% BANs, 3/30/1999           6,988,023
     1,745,000     Madison County, NY IDA, (Series 1989A) Weekly VRDNs
                 (Madison, NY Upstate Metals)/(Fleet Bank N.A. LOC)                     1,745,000
     4,400,000     Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and
                 Cable)/
                 (KeyBank, N.A. LOC)                                                    4,400,000
     7,000,000     Madrid-Waddington, NY Central School District, 3.40% BANs,
                 10/29/1999                                                             7,004,651
    12,393,873     Marine Midland, NY, Premium Tax-Exempt Bond & Loan Trust
                 Weekly VRDNs (Marine Midland New York Trust)/(Marine Midland
                 Bank N.A., Buffalo, NY LOC)  12,393,873
     6,000,000     Mayfield, NY Central School District, 3.45% BANs, 10/15/1999         6,002,746
    34,395,000     Metropolitan Transportation Authority, New York, MERLOTs
                 (Series 1997 C-2) Weekly VRDNs (Corestates Bank N.A.,
                 Philadelphia, PA LIQ)/(FGIC LOC)                                      34,395,000
     4,265,000     Metropolitan Transportation Authority, New York, Trust
                 Receipts (Series 1997 FR/RI-9) Weekly VRDNs (FGIC INS)/(Bank
                 of New York, New York LIQ)                                             4,265,000
     2,170,000     Miller Place, NY Union Free School District, 3.80% TANs, 6/
                 30/1999                                                                2,171,793
     3,300,000     Monroe County, NY Airport Authority, (PT-98) Weekly VRDNs
                 (Greater Rochester International Airport)/(MBIA Insurance
                 Corporation INS)/(Merrill Lynch Capital Services, Inc. LIQ)            3,300,000
    12,000,000     New Paltz, NY Central School District, 3.95% BANs, 6/15/1999        12,010,699
     4,900,000     New York City Housing Development Corp., Municipal
                 Securities Trust Receipts (Series 1996-CMC1A) Weekly VRDNs
                 (Chase Manhattan Corp. LIQ)                                            4,900,000
     4,900,000     New York City Housing Development Corp., Municipal
                 Securities Trust Receipts (Series 1996-CMC1B) Weekly VRDNs
                 (Chase Manhattan Corp. LIQ)                                            4,900,000
    13,090,000  2  New York City Municipal Water Finance Authority, Floater
                 Certificates (Series 1998-5), 3.30%, 6/15/2005 TOBs (Morgan
                 Stanley, Dean Witter Municipal Funding, Inc. LIQ)/(United
                 States Treasury PRF), Mandatory Tender 12/24/1998                     13,090,000
        83,334     New York City, NY IDA Weekly VRDNs (David Rosen Bakers
                 Supply)/(Ford Motor Credit Corp. LIQ)/(Chase Manhattan Bank
                 N.A., New York LOC)                                                       83,334
PRINCIPAL
AMOUNT                                                                                     VALUE
                   SHORT-TERM MUNICIPALS-continued  1
                   NEW YORK-CONTINUED
 $   7,075,000     New York City, NY IDA, CDC 1997H - Class A Certificates
                 Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC Municipal
                 Products, Inc. LIQ)                                                $   7,075,000
     8,570,000     New York City, NY IDA, CDC Municipal Products (Series 1998D)
                 Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC Municipal
                 Products, Inc. LIQ)                                                    8,570,000
     3,500,000     New York City, NY IDA, CDC Municipal Products, Inc. (Series
                 1996H) Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC
                 Municipal Products, Inc. LIQ)                                          3,500,000
     9,010,000     New York City, NY IDA, Class A Certificates (Series CDC-
                 1997E) Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC
                 Municipal Products, Inc. LIQ)                                          9,010,000
    16,595,000     New York City, NY Transitional Finance Authority, PT-1047
                 Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)               16,595,000
    17,300,000     New York City, NY, (PA-156) Weekly VRDNs (Merrill Lynch
                 Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services,
                 Inc. LOC)                                                             17,300,000
    11,445,000     New York City, NY, UT GO (Series A), 4.25% Bonds, 8/1/1999          11,490,531
     6,000,000     New York City, NY, UT GO (Series G), 3.90% Bonds, 8/1/1999           6,004,344
     5,475,000     New York State Dormitory Authority, PA-60 (Series 1993)
                 Weekly VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill
                 Lynch Capital Services, Inc. LIQ)                                      5,475,000
     6,245,000   2 New York State Dormitory Authority, PT-128 (Series 1997),
                 3.90% TOBs (Rosalind & Joseph Gurwin Jewish Geriatric Center
                 of Long Island, Inc.)/(AMBAC INS)/(Credit Suisse First
                 Boston LIQ), Optional Tender 8/5/1999                                  6,245,000
     5,980,000     New York State Dormitory Authority, PT-130 (Series 1997)
                 Weekly VRDNs (United Health Services Hospitals, Inc.)/(AMBAC
                 INS)/(Credit Suisse First Boston LIQ)                                  5,980,000
     5,445,000     New York State Energy Research & Development Authority, (PA-
                 144) Weekly VRDNs (Long Island Lighting Co.)/(Merrill Lynch
                 Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services,
                 Inc. LOC)                                                              5,445,000
    10,000,000     New York State Energy Research & Development Authority,
                 (Series 1985A), 3.58% TOBs (Long Island Lighting Co.)/
                 (Deutsche Bank, AG LOC), Optional Tender 3/1/1999                     10,000,000
     3,000,000     New York State Energy Research & Development Authority,
                 (Series 1993A) Weekly VRDNs (Long Island Lighting Co.)/
                 (Toronto-Dominion Bank LOC)                                            3,000,000
    25,970,000     2 New York State Energy Research & Development Authority, PT-
                 219, 3.75% TOBs (Consolidated Edison Co.)/(AMBAC INS)/
                 (Bayerische Vereinsbank AG, Munich LIQ), Mandatory Tender 4/
                 15/1999                                                               25,970,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                   SHORT-TERM MUNICIPALS-continued  1
                   NEW YORK-CONTINUED
  $ 12,200,000     New York State Environmental Facilities Corp., Trust
                 Receipts (Series 1997 FR/RI-4) Weekly VRDNs (New York City
                 Municipal Water Finance Authority)/(Bank of New York, New
                 York LIQ)                                                          $   12,200,000
     2,500,000     New York State HFA, Health Facilities Revenue Bonds (PA-143)
                 Weekly VRDNs (New York City, NY)/(Merrill Lynch Capital
                 Services, Inc. LOC)                                                     2,500,000
     4,290,000     New York State Job Development Authority, Weekly VRDNs (New
                 York State GTD)/(Bayerische Landesbank Girozentrale and
                 Morgan Guaranty Trust Co., New York LOCs)                               4,290,000
     2,575,000     New York State Job Development Authority, (Series C-1)
                 3.60%, 3/01/2000 Monthly VRDNs (New York State GTD)/
                 (Bayerische Landesbank Girozentrale and Morgan Guaranty
                 Trust Co., New York LOCs)                                               2,575,000
       730,000     New York State Job Development Authority, (Series D-1)
                 3.50%, 3/01/1999 Monthly VRDNs (New York State GTD)/
                 (Bayerische Landesbank Girozentrale and Morgan Guaranty
                 Trust Co., New York LOCs)                                                 730,000
     3,215,000     New York State Job Development Authority, (Series E-1)
                 3.50%, 3/01/1999 Monthly VRDNs (New York State GTD)/
                 (Bayerische Landesbank Girozentrale and Morgan Guaranty
                 Trust Co., New York LOCs)                                               3,215,000
     4,400,000     New York State Medical Care Facilities Finance Agency,
                 Hospital & Nursing Home Mortgage Revenue Bonds (1994 Series
                 C) (PA-89) Weekly VRDNs (FHA INS)/(Merrill Lynch Capital
                 Services, Inc. LIQ)                                                     4,400,000
     3,160,000     New York State Medical Care Facilities Finance Agency,
                 Hospital Insured Mortgage Revenue Bonds (PT-154) Weekly
                 VRDNs (FHA INS)/(Banco Santander SA LIQ)                                3,160,000
     3,700,000     New York State Mortgage Agency, (Series PA-29) Weekly VRDNs
                 (Merrill Lynch Capital Services, Inc. LIQ)                              3,700,000
     3,220,000     New York State Mortgage Agency, Homeowner Mortgage Revenue
                 Bonds (PA-87) Weekly VRDNs (Merrill Lynch Capital Services,
                 Inc. LIQ)                                                               3,220,000
     4,085,000     New York State Mortgage Agency, Homeowner Mortgage Revenue
                 Bonds
                 (Series PT-15B) Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)            4,085,000
     8,645,000     New York State Mortgage Agency, PA-406 Weekly VRDNs
                 (Merrill Lynch Capital Services, Inc. LIQ)                              8,645,000
     5,000,000  2  New York State Mortgage Agency, PT-164, 3.675% TOBs
                 (Banque Nationale de Paris LIQ), Optional Tender 3/18/1999              5,000,000
     6,500,000     New York State Thruway Authority, (PA-172) Weekly VRDNs
                 (Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch
                 Capital Services, Inc. LOC)                                             6,500,000
PRINCIPAL
AMOUNT                                                                                      VALUE
                   SHORT-TERM MUNICIPALS-continued  1
                   NEW YORK-CONTINUED
 $  18,000,000     2 New York State Thruway Authority, Trust Receipts (Series
                 1998 FR/RI-A61), 3.45% TOBs (FGIC INS)/(Bank of New York,
                 New York LIQ), Optional Tender 2/1/1999                            $   18,000,000
     8,400,000     New York State Urban Development Corp., Municipal
                 SecuritiesTrust Receipts (Series 1996-CMC6) Weekly VRDNs
                 (Chase Manhattan Corp. LIQ)                                             8,400,000
     4,100,000     Niagara County, NY IDA, Solid Waste Disposal Facility
                 Revenue Bonds (Series 1994C) Weekly VRDNs (American Ref-Fuel
                 Co.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)                     4,100,000
       190,000     Onondaga County, NY IDA Weekly VRDNs (Beverage Corp.)/
                 (Marine Midland
                 Bank N.A., Buffalo, NY LOC)                                               190,000
     1,200,000     Onondaga County, NY IDA, (Series 1997) Weekly VRDNs
                 (General Super Plating Co., Inc.)/(KeyBank, N.A. LOC)                   1,200,000
     1,725,000     Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)              1,725,000
     1,300,000     Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye
                 Corrugated)/(National City Bank, Ohio LOC)  1,300,000
     5,700,000     Oswego County, NY IDA Weekly VRDNs (Copperweld Corp.)/
                 (Credit Lyonnais, Paris LOC)                                            5,700,000
     9,900,000     Perry Central School District, NY, 3.80% BANs, 6/15/1999              9,907,663
    15,000,000     Port Authority of New York and New Jersey Weekly VRDNs               15,000,000
    15,000,000     Port Authority of New York and New Jersey Weekly VRDNs               15,000,000
     3,000,000     Portville, NY Central School District, 3.50% BANs, 10/20/
                 1999                                                                    3,002,785
     4,500,000     Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire
                 Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)                 4,500,000
     1,000,000     Rotterdam, NY IDA, (Series 1993A) Weekly VRDNs (Rotterdam
                 Industrial Park)/(Fleet Bank N.A. LOC)                                  1,000,000
       151,931     Schenectady, NY IDA Weekly VRDNs (McClellan Street
                 Associates)/(Ford Motor Credit Corp. LIQ)/(Chase Manhattan
                 Bank N.A., New York LOC)                                                  151,931
     1,485,000     Schenectady, NY IDA, IDRB (Series 1995A) Weekly VRDNs
                 (Fortitech Holding Corporation Project)/(Fleet Bank N.A.
                 LOC)                                                                    1,485,000
     7,510,000     Sherburne-Earlville Central School District, NY, 3.75% BANs,
                 3/18/1999                                                               7,512,988
     1,332,500     Solvay, NY, (Series A), 3.40% BANs, 10/14/1999                        1,333,111
     3,997,500     Solvay, NY, (Series B), 3.45% BANs, 10/14/1999                        3,999,334
     2,880,000     Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy
                 Conveyor Corp. Project)/(Chase Manhattan Bank N.A., New York
                 LOC)                                                                    2,880,000
     3,540,000     Southeast, NY IDA, Variable Rate IDRB 1996 Weekly VRDNs (The
                 Rawplug Company, Inc.)/(Bank of New York, New York LOC)                 3,540,000
     1,200,000     Suffolk County, NY IDA Weekly VRDNs (C & J Realty Corp.)/
                 (Ford Motor Credit Corp. LIQ)/(Chase Manhattan Bank N.A.,
                 New York LOC)                                                           1,200,000
       800,000     Suffolk County, NY IDA Weekly VRDNs (YM-YWHA of Suffolk)/
                 (European American Bank, New York LOC)                                    800,000
PRINCIPAL
AMOUNT                                                                                     VALUE
                   SHORT-TERM MUNICIPALS-continued  1
                   NEW YORK-CONTINUED
  $  6,665,000     Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs
                 (Maryhaven Center of Hope)/(KeyBank, N.A. LOC)                     $   6,665,000
     5,000,000     Suffolk County, NY IDA, (Series 1998A) Weekly VRDNs
                 (Episcopal Health Services, Inc. Civic Facility)/(Paribas,
                 Paris LOC)                                                             5,000,000
     1,800,000     Suffolk County, NY IDA, 5.525% TOBs (Grainger (W.W.), Inc.),
                 Optional Tender 12/1/1998                                              1,800,000
     6,300,000     Triborough Bridge & Tunnel Authority, NY, Trust Receipts
                 (Series 1998 FR/RI-A1) Weekly VRDNs (Bayerische Hypotheken-
                 Und Wechsel-Bank Ag LIQ)                                               6,300,000
     2,400,000     United Nations, NY Development Corp., (PA-155) Weekly VRDNs
                 (Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch
                 Capital Services, Inc. LOC)                                            2,400,000
     2,000,000     VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes
                 Roosevelt Hospital Center)/(FHA INS)/(Hong Kong & Shanghai
                 Banking Corp. LIQ)                                                     2,000,000
     7,500,000     Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs
                 (Spence Engineering Co.)/(First Union National Bank,
                 Charlotte, N.C. LOC)                                                   7,500,000
     4,470,000     Warren & Washington Counties, NY IDA Weekly VRDNs (Sandy
                 Hill Corp.)/
                 (First Union National Bank, Charlotte, N.C. LOC)                       4,470,000
                   Total                                                              548,061,660
                   PUERTO RICO-0.7%
     4,001,821     Commonwealth of Puerto Rico Municipal Revenues Collection
                 Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank
                 N.V., Amsterdam LIQ)/
                 (State Street Bank and Trust Co. LOC)  4,001,821
                   Total Investments (at amortized cost)  3                         $ 552,063,482



 Securities that are subject to Alternative Minimum Tax represent 32.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)


FIRST TIER   SECOND TIER
93.15%       6.85%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $68,305,000 which represents 12.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($556,968,156) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
BANs -Bond Anticipation Notes
FGIC -Financial Guaranty Insurance Company
FHA -Federal Housing Administration
FSA -Financial Security Assurance
GO -General Obligation
GTD -Guaranty
HFA -Housing Finance Authority
IDA -Industrial Development Authority
IDRB -Industrial Development Revenue Bond
INS -Insured
LIQ -Liquidity Agreement
LLC -Limited Liability Corporation
LOCs -Letter(s) of Credit
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series PRF -Prerefunded
RANs -Revenue Anticipation Notes
SA -Support Agreement
TANs -Tax Anticipation Notes
TOBs -Tender Option Bonds
UT -Unlimited Tax
VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                   $ 552,063,482
Cash                                                                                 112,995
Income receivable                                                                  4,777,943
Receivable for shares sold                                                         1,082,111
Total assets                                                                     558,036,531
LIABILITIES:
Payable for shares redeemed                                      $  10,756
Income distribution payable                                        940,915
Accrued expenses                                                   116,704
Total liabilities                                                                  1,068,375
Net Assets for 556,968,156 shares outstanding                                  $ 556,968,156
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SERVICE SHARES:
$513,011,465 / 513,011,465 shares outstanding                                          $1.00
CASH II SHARES:
$43,956,691 / 43,956,691 shares outstanding                                            $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 1998



INVESTMENT INCOME:
Interest                                                                                             $ 20,643,421
EXPENSES:
Investment advisory fee                                                           $  2,250,094
Administrative personnel and services fee                                              424,181
Custodian fees                                                                          23,218
Transfer and dividend disbursing agent fees and expenses                               126,021
Directors'/Trustees' fees                                                                4,680
Auditing fees                                                                           12,500
Legal fees                                                                              17,114
Portfolio accounting fees                                                              111,614
Distribution services fee-Institutional Service Shares                               1,331,251
Distribution services fee-Cash II Shares                                                75,058
Shareholder services fee-Institutional Service Shares                                1,331,251
Shareholder services fee-Cash II Shares                                                 75,058
Share registration costs                                                                45,514
Printing and postage                                                                    31,991
Insurance premiums                                                                      37,315
Miscellaneous                                                                            3,266
Total expenses                                                                       5,900,126
WAIVERS:
Waiver of investment advisory fee                              $   (500,559)
Waiver of distribution services fee-Institutional Service
Shares  (1,331,251)
Waiver of distribution services fee-Cash II Shares                  (75,058)
Waiver of shareholder services fee-Institutional Service
Shares                                                             (875,361)
Total waivers                                                                       (2,782,229)
Net expenses                                                                                            3,117,897
Net investment income                                                                                $ 17,525,524



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




YEAR ENDED OCTOBER 31                                              1998                   1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $     17,525,524       $     14,299,081
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Service Shares                                          (16,632,253)           (13,606,648)
Cash II Shares                                                           (893,271)              (692,433)
Change in net assets resulting from distributions
to shareholders                                                       (17,525,524)           (14,299,081)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        2,229,397,824          1,611,371,202
Net asset value of shares issued to shareholders in payment
of distributions declared                                               7,306,584              5,353,288
Cost of shares redeemed                                            (2,125,311,852)        (1,502,253,158)
Change in net assets resulting from share transactions                111,392,556            114,471,332
Change in net assets                                                  111,392,556            114,471,332
NET ASSETS:
Beginning of period                                                   445,575,600            331,104,268
End of period                                                    $    556,968,156       $    445,575,600



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax, the personal income taxes imposed by the New York State and New York municipalities consistent with stability of principal. The Fund offers two classes of shares: Institutional Service Shares and Cash II shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:

                                              ACQUISITION   ACQUISITION
SECURITY                                      DATE          COST
New York Municipal Water Finance Authority,
(Series 1998-5)                               10/08/1998    $   13,090,000
New York State Dormitory Authority
PT-128 (Series 1997)                            9/3/1998         6,245,000
New York State Energy Research
& Development Authority,
(Series PT-219)                                7/24/1998        25,970,000
New York State Thruway Authority,
(Series 1998
FR/RI-A61)                                     9/30/1998        18,000,000
New York State Mortgage Agency
PT-164                                         3/25/1998         5,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $556,968,156.

Transactions in shares were as follows:


YEAR ENDED OCTOBER 31                                             1998               1997
INSTITUTIONAL SERVICE SHARES:
Shares sold                                                   2,064,643,976      1,502,699,453
Shares issued to shareholders in payment of distributions
declared                                                          6,586,980          4,828,140
Shares redeemed                                              (1,982,393,236)    (1,388,887,276)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE
TRANSACTIONS                                                     88,837,720        118,640,317

YEAR ENDED OCTOBER 31                                             1998               1997
CASH II SHARES
Shares sold                                                     164,753,848        108,671,749
Shares issued to shareholders in payment of distributions
declared                                                            719,604            525,148
Shares redeemed                                                (142,918,616)      (113,365,882)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS             22,554,836         (4,168,985)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                    111,392,556        114,471,332



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to
Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $796,328,283 and $830,441,098, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 56.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.3% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST
AND SHAREHOLDERS OF NEW YORK MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of New York Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts
December 23, 1998


[Graphic]

PROSPECTUS

New York Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES



December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange
Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



[Graphic]
New York Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5911

Cusip 314229741
G00208-01 (12/98)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION

New York Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES

CASH II SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for New York Municipal Cash Trust, dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.

                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests

                              How is the Fund Sold?
                              Subaccounting Services

                              Redemption in Kind

                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses



STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]

Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

Cusip 314229741

Cusip 314229733

8120103B (12/98)

How is the Fund Organized?


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Service Shares and Cash II Shares (Shares). This SAI relates to all of the classes of the above-mentioned Shares.

Securities in Which the Fund Invests




SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.


Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.



INVESTMENT RATINGS

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk

In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

Borrowing Money

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund's income. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

Investing in Real Estate
The Fund will not purchase or sell real estate, although it may invest in New York tax-exempt securities secured by real estate or interests in real estate.

Investing in Commodities and Minerals
The Fund will not purchase or sell commodities, commodity contracts, or oil, gas, or other mineral exploration or development programs.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Making Loans

The Fund will not make loans except that it may acquire publicly or non-publicly issued New York tax-exempt securities, in accordance with its investment objective, policies, and limitations, and the Trust's Declaration of Trust.

Acquiring Securities

The Fund will not acquire the voting securities of any issuer, except as part of a merger, consolidation, reorganization, or acquisition of assets.

Investing in Securities of Other Investment Companies

The Fund will not invest in securities issued by any other investment company or investment trust. Investments in Any One Issuer With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any one issuer.

Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the security is backed only by its own assets and revenues.

Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

Investing in New Issuers

The Fund will not invest more than 5% of the value of its total assets in securities of issuers (or in the alternative, guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.

Investing in Issuers Whose Securities Are Owned by Officers and Trustees of the Trust

The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than 0.5% of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

Investing in Options

The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase tax-exempt securities accompanied by agreements of sellers to repurchase them at the Fund's option.

Investing in Illiquid Securities

The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

Issuing Senior Securities

The Fund will not issue senior securities, except as permitted by the investment objective and policies and limitations of the Fund.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. Shareholders will be notified before any material change in these limitations becomes effective.


For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (CASH SERIES SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.




Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professionals about the services provided, the fees charged for those services, and any restrictions and limitations imposed.




Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


Account and Share Information

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Fiduciary Trust Co. International, New York, New York, owned approximately 113,414,400 shares (19.68%) and Fleet Securities Corp., Rochester, New York, owned approximately 78,301,022 shares (13.58%).

As of December 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Cash II Shares: Compass Investment Services Corp., Melville, New York, owned approximately 5,347,549 shares (11.07%); North Fork Bank, Mattituck, New York, owned approximately 4,867,570 shares (10.08%) and Barrons Educational Series, Inc., Hauppa, New York, owned approximately 3,667,532 shares (7.59%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX


The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


STATE TAXES

Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent interest income attributable to obligations issued by the State of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.

The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name                                                                                                             Total
Birthdate                                                                                    Aggregate           Compensation
Address                          Principal Occupations                                       Compensation        From Trust and
Position With Trust              for Past 5 Years                                            From Trust          Fund Complex
------------------------------   ---------------------------------------------------------   ---------------     -------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of                       $0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management, and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director, Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee, Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group, Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee, University                             companies in the
                                 of Pittsburgh.                                                                  Fund Complex

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation; Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates, Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly: President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes, Inc.                                                      companies in the
                                                                                                                 Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany Fund,                           Trust and
571 Hayward Mill Road            Inc.                                                                            56 other
Concord, MA                                                                                                      investment
TRUSTEE                          Retired: President, Boston Stock Exchange, Inc.;                                companies in the
                                 Regional Administrator, United States Securities and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.; formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western Region;                               investment
Kochuba                          Partner, Meyer and Flaherty.                                                    companies in the
205 Ross Street                                                                                                  Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street Corporation.                            investment
Palm Beach, FL                                                                                                   companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica & Murray.                                           56 other
President, Duquesne                                                                                              investment
University                       Retired: Dean and Professor of Law, University of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics, Athens;                                   Trust and
1925                             Professor, International Politics; Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment for                                     investment
University of Pittsburgh         International Peace, RAND Corporation, Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.

Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference Planning.                                 Trust and
4905 Bayard Street                                                                                               56 other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company of                             investment
TRUSTEE                          America; business owner.                                                        companies in the
                                                                                                                 Fund Complex
Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,                        $0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities Corp.                                                      and
Federated Investors Tower                                                                                        8 other investment
1001 Liberty Avenue                                                                                              companies in the
Pittsburgh, PA                                                                                                   Fund Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the                             $0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex; President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.; President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers, Federated                                      companies in the
EXECUTIVE VICE PRESIDENT         Management, and Federated Research; President and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the                          $0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman, Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the                            $0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors, Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.; Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice                            $0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly: various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial Services                            investment
Pittsburgh, PA                   Division of Federated Investors, Inc.                                           companies in the
TREASURER                                                                                                        Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in                      $0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee of                              and
Federated Investors Tower        some of the Funds in the Federated Fund Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors, Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various                        $0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex; Executive                            and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research, and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight                     $0     $0 for the
Birthdate:  September 12,        investment companies in the Federated Fund Complex;                             Trust and
1953                             Senior Vice President, Federated Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management, Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four                      $0     $0 for the
Birthdate:  January 15, 1960     investment companies in the Federated Fund Complex;                             Trust and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research, Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.


## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.


The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated provides administrative personnel and services (including certain legal and financial reporting
services) necessary to operate the Fund.   Federated Services Company provides
these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum                 Average Aggregate Daily
Administrative Fee      Net Assets of the Federated Funds
-----------------------------------------------------------
0.150 of 1%             on the first $250 million
0.125 of 1%             on the next $250 million
0.100 of 1%             on the next $250 million
0.075 of 1%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES


For the Year Ended
October 31,                             1998              1997               1996
-------------------------------------------------------------------------------------
Advisory Fee Earned                   $2,250,094        $1,787,405         $1,298,934
-------------------------------------------------------------------------------------
Advisory Fee Reduction                $  500,559        $  421,045         $  351,948
-------------------------------------------------------------------------------------
Brokerage Commissions                 $        0        $        0         $        0
-------------------------------------------------------------------------------------
Administrative Fee                    $  424,181        $  337,389         $  245,547
-------------------------------------------------------------------------------------
12b-1 Fee
-------------------------------------------------------------------------------------
  Institutional Service Shares        $        0               ---                ---
  -----------------------------------------------------------------------------------
  Cash II Shares                      $        0               ---                ---
-------------------------------------------------------------------------------------
Shareholder Services Fee
-------------------------------------------------------------------------------------
  Institutional Service Shares        $  455,890               ---                ---
  -----------------------------------------------------------------------------------
  Cash II Shares                      $   75,058               ---                ---
-------------------------------------------------------------------------------------

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year, ten-year and since inception periods ended October 31, 1998.


Yield, Effective Yield and Tax-Equivalent Yield given for the Seven-day period ended October 31, 1998.




Share Class                      Seven-Day Period    1 Year      5 Years    10 Years      Since Inception on November 28, 1982
Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------
Total Return                     --                    3.19%       3.12%      3.65%              4.05%
Yield                            2.87%                 --                      --         --                --
Effective Yield                  2.91%                 --                      --         --                --
Tax-Equivalent Yield             5.43%                 --                      --         --                --
------------------------------------------------------------------------------------------------------------------------------



Share Class                 Seven-Day Period   1 Year        5 Years      10-Years         Since Inception on April 25, 1991
Cash II Shares
------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    3.02%                   2.93%                  2.89%
Yield                       2.71%                 --                      --               --               --
Effective Yield             2.75%                 --                      --               --               --
Tax-Equivalent Yield        5.14%                 --                      --               --               --
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


TAXABLE YIELD EQUIVALENT FOR 1998 STATE OF NEW YORK
Federal Tax Bracket:              15.00%              28.00%                  31.00%                    36.00%               39.60%
-----------------------------------------------------------------------------------------------------------------------------------
Combined Federal and
State Tax Bracket:               21.850%             34.850%                 37.850%                   42.850%              46.450%
-----------------------------------------------------------------------------------------------------------------------------------
Joint Return                   $1-42,350      $42,351-102,300       $102,301-155,950          $155,951-278,450        OVER $278,450
-----------------------------------------------------------------------------------------------------------------------------------
Single Return                  $1-25,350       $25,351-61,400        $61,401-128,100          $128,101-278,450        OVER $278,450
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Yield               Taxable Yield Equivalent
-----------------------------------------------------------------------------------------------------------------------------------
1.50%                              1.92%               2.30%                   2.41%                     2.62%                2.80%
-----------------------------------------------------------------------------------------------------------------------------------
2.00%                              2.56%               3.07%                   3.22%                     3.50%                3.73%
-----------------------------------------------------------------------------------------------------------------------------------
2.50%                              3.20%               3.84%                   4.02%                     4.37%                4.67%
-----------------------------------------------------------------------------------------------------------------------------------
3.00%                              3.84%               4.60%                   4.83%                     5.25%                5.60%
-----------------------------------------------------------------------------------------------------------------------------------
3.50%                              4.48%               5.37%                   5.63%                     6.12%                6.54%
-----------------------------------------------------------------------------------------------------------------------------------
4.00%                              5.12%               6.14%                   6.44%                     7.00%                7.47%
-----------------------------------------------------------------------------------------------------------------------------------
4.50%                              5.76%               6.91%                   7.24%                     7.87%                8.40%
-----------------------------------------------------------------------------------------------------------------------------------
5.00%                              6.40%               7.67%                   8.05%                     8.75%                9.34%
-----------------------------------------------------------------------------------------------------------------------------------
5.50%                              7.04%               8.44%                   8.85%                     9.62%               10.27%
-----------------------------------------------------------------------------------------------------------------------------------
6.00%                              7.68%               9.21%                   9.65%                    10.50%               11.20%
-----------------------------------------------------------------------------------------------------------------------------------

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


 . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


 . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same moneyfunds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.


Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.


Government Funds


In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW


Institutional Clients

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers And Bank Broker/Dealer Subsidiaries


Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings


APPENDIX


STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

NEW YORK MUNICIPAL CASH TRUST

Institutional Service Shares
Cash II Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants

Arthur Andersen LLP

225 Franklin Street
Boston, MA  02110-2812




PROSPECTUS

Ohio Municipal Cash Trust

A Portfolio of Federated Municipal Trust

CASH II SHARES


A money market mutual fund seeking current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


December 31, 1998


CONTENTS



Risk/Return Summary   1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which

the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  12

Last Meeting of Shareholders  12

Report of Independent Public Accountants  31


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. While there is no assurance that the Find will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Ohio state income taxes. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency


RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix C-8

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Cash II Shares total return on a yearly basis.


The Fund's Cash II Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.


The Fund's Cash II Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.15%.

Within the period shown in the Chart, the Fund's Cash II Shares highest quarterly return was 0.87% (quarter ended June 30, 1995). Its lowest quarterly return was 0.44% (quarter ended March 31, 1994).

The Fund's Cash II Shares Seven-Day Net Yield as of 12/31/97 was 3.31%.

The following table represents the Fund's Cash II Shares Average Annual Total Return through 12/31/97.

CALENDAR PERIOD          FUND
1 Year                   3.02%
5 Years                  2.70%
Start of Performance 1   2.85%

1  The Fund's Cash II Shares start of performance date was April 22, 1991.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.


While past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

OHIO MUNICIPAL CASH TRUST
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Cash II Shares.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                           None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                     None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                             None
Exchange Fee                                                            None
ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                        0.40%
Distribution (12b-1) Fee 3                                              0.30%
Shareholder Services Fee                                                0.25%
Other Expenses                                                          0.20%
Total Annual Fund Operating Expenses                                    1.15%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund would actually paid for the fiscal year ended October 31, 1998.

 Waiver of Fund Expenses                                                0.28%
 Total Actual Annual Operating Expenses (after waivers)                 0.87%

2 The adviser voluntarily waived a portion of the management fee.
The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.17% for the year ended October 31, 1998.

3 The distribution (12b-i) fee for the Fund has been voluntarily reduced.
This voluntary reduction can be terminated at any time. The distribution
(12b-1) fee paid by the Fund (after the voluntary reduction) was 0.25% for the fiscal year ended October 31, 1998.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Ohio Municipal Cash Trust's Cash II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Cash II Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Ohio Municipal Cash Trust's Cash II Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming no redemption     $117      $365      $633     $1,398

What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.


The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

TEMPORARY DEFENSIVE INVESTMENTS

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?


TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.


FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.


VARIABLE RATE DEMAND INSTRUMENTS


Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.


MUNICIPAL NOTES

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.


CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


What are the Specific Risks of Investing in the Fund?


Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.


CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Ohio. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


What do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.


 NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.


An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash II Shares each representing interests in a single portfolio of securities.


This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in Ohio tax-exempt securities. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class II Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and


* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.


Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.


An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE


Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600


If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company


1099 Hingham Street

Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.


If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:


Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600


Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company


1099 Hingham Street

Rockland, MA 02370-3317


All requests must include:

* Fund Name and Share Class, account number and account registration;


* amount to be redeemed; and


* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;


* your redemption will be sent to an address of record that was changed within the last 30 days; or


* a redemption is payable to someone other than the shareholder(s) of record.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


PAYMENT METHODS FOR REDEMPTIONS


Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:


* an electronic transfer to your account at a financial institution that is an ACH member; or


* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.


You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


SYSTEMATIC WITHDRAWAL PROGRAM


You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


CHECKWRITING


You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.


ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


SHARE CERTIFICATES


The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


Account and Share Information


CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.


Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Ohio state personal income tax to the extent they are derived from interest on obligations exempt from Ohio personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.


ADVISORY FEES


The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Last Meeting of Shareholders

A special meeting of shareholders of Ohio Municipal Cash Trust was held on May 21, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 407,796,744 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM

To approve or disapprove amending and changing from fundamental to an operating policy the Fund's ability to invest in restricted securities. The results of shareholders voting were as follows:


SHARES VOTED     SHARES VOTED      SHARES         BROKER
FOR              AGAINST           ABSTAINED      NON-VOTE
221,451,369      6,231,898         8,923,545      17,751

Financial Information

FINANCIAL HIGHLIGHTS


The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights-Cash II Shares

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page 31.

YEAR ENDED OCTOBER 31                          1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03         0.03         0.03         0.02
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 2.91%        2.98%        2.96%        3.30%        2.10%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.87%        0.87%        0.87%        0.87%        0.85%
Net investment income                          2.86%        2.94%        2.92%        3.25%        2.09%
Expense waiver/reimbursement 2                 0.28%        0.28%        0.31%        0.29%        0.24%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $342,946     $245,329     $206,149     $188,234     $156,051

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 1998

PRINCIPAL
AMOUNT                                                                                    VALUE
                   SHORT-TERM MUNICIPALS-99.4% 1
                   OHIO-99.4%
  $  2,250,000     Akron, Bath & Copley, OH Joint Township Weekly VRDNs
                  (Visiting Nurses)/(National City Bank, Cleveland, OH LOC)         $   2,250,000
     1,925,000     Akron, OH, Street Improvement Special Assessment Notes
                  (Series 1997), 4.26% RANs,
                   12/18/1998                                                           1,925,976
     3,000,000     American Municipal Power-Ohio, Inc., Electric System
                   Improvement Revenue Bonds, 3.85% BANs (Bryan, OH), 8/27/1999         3,000,000
     2,425,000     Ashland County, OH Health Care Weekly VRDNs (Brethren Care,
                   Inc.)/(National City Bank, Ohio LOC)                                 2,425,000
     1,750,000     Ashland, OH, 3.95% TANs, 7/15/1999                                   1,752,954
    28,560,000     Banc One Capital Higher Education Tax-Exempt Income Trust,
                   (Series 2 Certificates of Ownership) Weekly VRDNs (Bank One,
                   Kentucky LOC)                                28,560,000
     5,875,000     Belmont County, OH Weekly VRDNs (Lesco, Inc.)/(PNC Bank,
                   N.A. LOC)                                                           5,875,000
     1,400,000     Belmont County, OH, 4.18% BANs, 12/1/1998                           1,400,311
     3,140,000     Bowling Green, OH, (Series 1998), 3.80% BANs, 6/17/1999             3,140,944
     4,000,000     Brookville, OH, (Series 1988) Weekly VRDNs (Green Tokai)/
                   (Bank of
                   Tokyo-Mitsubishi Ltd. LOC)                                          4,000,000
     3,100,000     Butler County, OH, 3.50% BANs, 3/19/1999                            3,104,654
     1,500,000     Butler County, OH, 4.10% BANs, 8/5/1999                             1,504,383
     5,750,000     Clark County, OH, Multifamily Housing Revenue Bonds (Series
                   1997) Weekly VRDNs
                   (Ohio Masonic Home)/(Huntington National Bank, Columbus, OH
                   LOC)                                                                5,750,000
     6,900,000     Clermont County, OH, Variable Rate IDRB's (Series 1997)
                   Weekly VRDNs (Buriot International, Inc.)/(KeyBank, N.A.
                   LOC)                                                                6,900,000
     2,110,000     Cleveland, OH Airport System, Series C, 4.25% Bonds (FSA
                   INS), 1/1/1999                                                      2,111,516
     2,000,000     Cleveland, OH IDA, (Series B), 4.50% BANs, 10/1/1999                2,019,618
     2,335,000  2  Cleveland, OH Parking Facilities, PA-182 (Series 1996)
                   Weekly VRDNs (MBIA INS)/(Merrill Lynch Capital Services,
                   Inc. LIQ)                                                           2,335,000
     1,600,000     Clinton County, OH Hospital Authority Weekly VRDNs (Clinton
                   Memorial Hospital)/(National City Bank, Columbus, OH LOC)           1,600,000
     1,700,000     Columbiana County, OH, Industrial Development Revenue Bonds
                   Weekly VRDNs
                   (C & S Land Company Project)/(Bank One, Ohio, N.A. LOC)             1,700,000
     5,000,000     Cuyahoga County, OH Hospital Authority, (Series 1998B)
                   Weekly VRDNs (Cleveland Clinic)/(Chase Manhattan Bank N.A.,
                   New York LIQ)                                                       5,000,000
     2,000,000     Cuyahoga County, OH Hospital Authority, (Series C) Weekly
                   VRDNs (Cleveland Clinic)/(Bank of America NT and SA, San
                   Francisco LIQ)                                                      2,000,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   OHIO-CONTINUED
 $     500,000     Cuyahoga County, OH IDA Weekly VRDNs (Animal Protection
                   League (Cuyahoga County))/(KeyBank, N.A. LOC)                    $    500,000
     1,350,000     Cuyahoga County, OH IDA Weekly VRDNs (East Park Community,
                   Inc.)/
                   (KeyBank, N.A. LOC)                                                 1,350,000
     2,350,000     Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking Co.)/
                   (KeyBank, N.A. LOC)                                                 2,350,000
       260,000     Cuyahoga County, OH IDA Weekly VRDNs (Interstate Diesel
                   Service, Inc.)/
                   (Huntington National Bank, Columbus, OH LOC)                          260,000
       850,000     Cuyahoga County, OH IDA Weekly VRDNs (Premier Manufacturing
                   Corp.)/(National City Bank, Kentucky LOC)                             850,000
     2,600,000     Cuyahoga County, OH IDA, (Series 1988) Weekly VRDNs (Trebmal
                   Landerhaven)/
                   (Star Bank, NA, Cincinnati LOC)                                     2,600,000
     3,100,000     Cuyahoga County, OH IDA, (Series 1997) Weekly VRDNs
                   (Northstar Plastics, Inc.)/
                   (Bank One, Ohio, N.A. LOC)                                          3,100,000
     1,700,000     Cuyahoga County, OH IDA, IDRB (Series 1995) Weekly VRDNs
                   (Avalon Precision Casting Co. Project)/(KeyBank, N.A. LOC)          1,700,000
     3,500,000     Dayton, OH Department of Aviation, (Series 1998), 3.65%
                   BANs, 6/15/1999                                                     3,503,796
     1,755,000     Delaware County, OH, (Street Improvement), 4.00% BANs, 7/28/
                   1999                                                                1,758,738
     1,585,000     Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air
                   Waves, Inc. Project)/(KeyBank, N.A. LOC)                            1,585,000
     5,000,000     Dublin, OH, (Series 1998B), 3.75% BANs, 12/17/1998                  5,000,302
     8,500,000     Dublin, OH, Industrial Development Refunding Revenue Bonds
                   (Series 1997) Weekly VRDNs (Witco Corp.)/(Fleet National
                   Bank, Springfield, MA LOC)                                          8,500,000
     5,055,000     Erie County, OH, Adjustable Rate Demand Health Care
                   Facilities Bonds (Series 1996A) Weekly VRDNs (Providence
                   Care Center)/(Fifth Third Bank of Northwestern OH LOC)              5,055,000
     1,150,000     Fairfield County, OH, 4.45% BANs, 7/27/1999                         1,156,105
     1,750,000     Fairlawn City, OH, 3.90% BANs, 1/20/1999                            1,750,933
     7,000,000     Franklin County, OH Hospital Facility Authority, (Series
                   1992) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank,
                   Cincinnati LOC)                                                     7,000,000
     4,500,000     Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(PNC
                 Bank, Ohio, N.A. LOC)                                                 4,500,000
     2,820,000     Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing
                 Corp.)/(Fifth Third Bank, Cincinnati LOC)                             2,820,000
     3,130,000     Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon
                 L.L.C. Project)/(Norwest Bank Minnesota, Minneapolis LOC)             3,130,000
     4,900,000     Franklin County, OH IDA, Adjustable Rate Demand IDRB's
                 (Series 1996A) Weekly VRDNs (Carams, Ltd.)/(Huntington
                 National Bank, Columbus, OH LOC)                                      4,900,000
     1,815,000     Franklin County, OH IDA, Adjustable Rate Demand IDRB's
                 (Series 1996B) Weekly VRDNs (Carams, Ltd.)/(Huntington
                 National Bank, Columbus, OH LOC)                                      1,815,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   OHIO-CONTINUED
  $  1,810,000     Franklin County, OH, Adjustable Rate Demand Economic
                   Development Revenue Refunding Bonds (Series 1996) Weekly
                   VRDNs (CPM Investments)/(Huntington National Bank, Columbus,
                   OH LOC)                                                          $  1,810,000
     4,500,000     Franklin County, OH, Adjustable Rate Demand Multifamily
                   Housing Revenue Bonds (Series 1998), 3.85% TOBs (Jefferson
                   Chase L.P.)/(Fifth Third Bank, Cincinnati LOC), Mandatory
                   Tender 12/1/1998                                                    4,500,000
     1,350,000     Franklin County, OH, Health Care Facilities Revenue Bonds
                  (Series 1994) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third
                   Bank of Northwestern OH LOC)                                        1,350,000
    21,300,000     Franklin County, OH, Hospital Revenue Bonds (Series 1995)
                   Weekly VRDNs (Holy Cross Health System Corp.)/(Morgan
                   Guaranty Trust Co., New York LIQ)                                  21,300,000
     4,995,000  2  Franklin County, OH, PT156 (Series 1993A), 3.75% TOBs
                   (Riverside United Methodist Hospital)/(AMBAC INS)/
                   (Bayerische Hypotheken-Und Wechsel-Bank Ag LIQ), Optional
                   Tender 1/14/1999                                                    4,995,000
     1,000,000     Hamilton County, OH Health System Weekly VRDNs (West Park
                   Community)/(Fifth Third Bank, Cincinnati LOC)                       1,000,000
     2,000,000     Hamilton, OH, (Issue I & IV), 3.75% BANs, 6/11/1999                 2,000,000
     1,305,000     Hamilton, OH, 3.49% BANs, 10/22/1999                                1,307,329
     7,500,000     Henry County, OH, Series 1996 Automatic Feed Project Weekly
                   VRDNs (Huntington National Bank, Columbus, OH LOC)                  7,500,000
     3,600,000     Hilliard, OH, Adjustable Rate IDRB's (Series 1996) Weekly
                   VRDNs (Medex, Inc.)/(Bank One, Ohio, N.A. LOC)                      3,600,000
     2,000,000     Holmes County, OH IDA Weekly VRDNs (Poultry Processing)/
                   (Rabobank Nederland, Utrecht LOC)                                   2,000,000
     1,095,000     Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs
                   (Lasermike, Inc. Project)/(KeyBank, N.A. LOC)                       1,095,000
     1,723,000     Huber Heights, OH, Various Purpose Assessment, 3.74% BANs,
                   3/12/1999                                                           1,723,235
     1,700,000     Kent, OH, Adjustable Rate IDRB's (Series 1994) Weekly VRDNs
                   (Raven's Metal Products, Inc. Project)/(FirstMerit Bank,
                   N.A. LOC)                                                           1,700,000
     3,160,000     Lake County, OH, Adjustable Rate IDRB's (Series 1996) Weekly
                   VRDNs (Apsco Properties, LTD.)/(FirstMerit Bank, N.A. LOC)          3,160,000
     3,975,000     Lorain Port Authority, OH, (Series 1994) Weekly VRDNs
                   (Spitzer Great Lakes Ltd., Inc.)/(Bank One, Ohio, N.A. LOC)         3,975,000
     1,105,000     Lorain Port Authority, OH, Adjustable Rate Demand Port
                   Development Refunding Revenue Bonds (Series 1996) Weekly
                   VRDNs (Spitzer Project)/(Bank One, Ohio, N.A. LOC)                  1,105,000
     8,305,000     Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs
                   (Brush Wellman, Inc.)/(National City Bank, Cleveland, OH LOC)       8,305,000
     1,100,000     Louisville City, OH, 4.25% BANs, 5/3/1999                           1,101,592
       400,000     Lucas County, OH IDA Weekly VRDNs (Kuhlman Corp.)/(KeyBank,
                   N.A. LOC)  400,000
PRINCIPAL
AMOUNT                                                                      VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   OHIO-CONTINUED
 $   1,510,000     Lucas County, OH, Hospital Facility Improvement Revenue
                   Bonds (Series 93) Weekly VRDNs (Lott Industries, Inc.)/
                   (National City Bank, Cleveland, OH LOC)                          $  1,510,000
       220,000     Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs
                   (Sunshine Children's Home)/(National City Bank, Cleveland,
                   OH LOC)                                                               220,000
     2,150,000     Lyndhurst, OH, 3.875% BANs, 3/17/1999                               2,151,738
     5,325,000     Mahoning County, OH Multifamily HFA Weekly VRDNs
                   (International Towers, Inc.)/(PNC Bank, N.A. LOC)                   5,325,000
     5,360,000     Mahoning County, OH, Housing Revenue Bonds (Series 1995)
                   Weekly VRDNs (Copeland Oaks Project)/(Bank One, Ohio, N.A.
                   LOC)                                                                5,360,000
       310,000     Mansfield, OH, IDR Weekly VRDNs (Designed Metal Products,
                   Inc.)/(Bank One, Ohio, N.A. LOC)                                      310,000
     1,500,000     Marion County, OH Health Care Facilities Weekly VRDNs
                   (Marion Area Counseling Center, Inc.)/(Huntington National
                   Bank, Columbus, OH LOC)                                             1,500,000
     1,135,000     Marion County, OH Hospital Authority, (Series 1991) Weekly
                   VRDNs (Marion County, OH Pooled Hospital Program)/(Bank One,
                   Ohio, N.A. LOC)                                                     1,135,000
     1,150,000     Mason City, OH, 3.95% BANs, 12/17/1998                              1,150,209
     3,500,000     Mayfield Village, OH IDA Weekly VRDNs (Beta Campus Co.)/
                   (KeyBank, N.A. LOC)                                                 3,500,000
     7,400,000     Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71
                   Associates Ltd.)/(Westdeutsche Landesbank Girozentrale LOC)         7,400,000
     6,250,000     Medina County, OH, (Series 1998) Weekly VRDNs (Mack
                   Industries)/(Huntington National Bank, Columbus, OH LOC)            6,250,000
     3,000,000     Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day
                   Enterprises)/(KeyBank, N.A. LOC)                                    3,000,000
     5,400,000     Medina County, OH, Solid Waste Disposal Revenue Bonds
                   (Series 1995) Weekly VRDNs (Valley City Steel Company
                   Project)/(KeyBank, N.A. LOC)                                        5,400,000
     1,750,000     Mentor Village, OH School District, 3.95% BANs, 5/6/1999            1,750,599
     3,280,000     Mentor, OH, Adjustable Rate IDRB's (Series 1997) Weekly
                   VRDNs (Risch Investments/Roll Kraft, Inc.)/(Bank One, Ohio,
                   N.A. LOC)                                                           3,280,000
     4,500,000     Miami County, OH, 3.90% BANs, 7/15/1999                             4,506,696
     4,675,000     Montgomery County, OH, Variable Rate Limited Obligation
                   Revenue Bonds (Series 1996) Weekly VRDNs (Society of St.
                   Vincent De Paul)/(National City Bank, Ohio LOC)                     4,675,000
     1,870,000     Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
                   Partnership)/(Huntington National Bank, Columbus, OH LOC)           1,870,000
    10,000,000     New Albany, OH Community Authority, Adjustable Rate Multi-
                   Purpose Infrastructure Improvement Bonds, (Series A) Weekly
                   VRDNs (Huntington National Bank, Columbus, OH LOC)                 10,000,000
       730,000     North Olmsted, OH IDA, 3.95% TOBs (Therm-All)/(National City
                   Bank, Ohio LOC), Optional Tender 2/1/1999                             730,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   OHIO-CONTINUED
 $   1,175,000     Ohio HFA Weekly VRDNs (Westchester Village)/(KeyBank, N.A.
                   LOC)                                                             $  1,175,000
     7,775,000   2 Ohio HFA, (Series 1990-C) PT-239, 3.15% TOBs (GNMA COL)/
                   (Credit Suisse First Boston LIQ), Optional Tender 9/8/1999          7,775,000
     6,835,000     Ohio HFA, 3.85% TOBs (Lincoln Park Associates)/(Bank One,
                   Ohio, N.A. LOC), Optional Tender 11/1/1998                          6,835,000
     2,680,000     Ohio HFA, PT-122 Weekly VRDNs (GNMA COL)/(Banco Santander SA
                   LIQ)                                                                2,680,000
    10,000,000     Ohio HFA, Residential Mortgage Revenue Notes (1998 Series A-2),
                   3.80% BANs, 3/1/1999                                               10,000,000
     5,195,000     Ohio HFA, Single Family Mortgage (Series PT-71) Weekly VRDNs
                   (GNMA COL)/(Commerzbank AG, Frankfurt LIQ)                          5,195,000
     8,880,000     Ohio HFA, Trust Receipts (Series 1996 FR/RI-6) Weekly VRDNs
                   (GNMA COL)/(Bank of New York, New York LIQ)                         8,880,000
     3,300,000     Ohio HFA, Trust Receipts (Series 1997 FR/RI-14) Weekly VRDNs
                   (GNMA GTD)/(Bank of New York, New York LIQ)                         3,300,000
     9,250,000     Ohio HFA, Trust Receipts, (Series 1996 FR/RI-5) Weekly VRDNs
                   (GNMA COL)/(Bank of New York, New York LIQ)                         9,250,000
    20,000,000  2  Ohio HFA, Variable Rate Certificates (Series 1998Q), 3.75%
                   TOBs (GNMA COL)/(Bank of America NT and SA, San Francisco
                   LIQ), Optional Tender 8/4/1999                                     20,000,000
     1,000,000     Ohio State Air Quality Development Authority Weekly VRDNs
                   (Timken Co.)/(Credit Suisse First Boston LOC)                       1,000,000
     2,800,000     Ohio State Air Quality Development Authority, (Series 1988A)
                   Weekly VRDNs (PPG Industries, Inc.)                                 2,800,000
     3,000,000     Ohio State Air Quality Development Authority, (Series C),
                   4.20% TOBs (Ohio Edison Co.)/(Barclays Bank PLC, London
                   LOC), Optional Tender 9/1/1999                                      3,008,826
     7,600,000     Ohio State Air Quality Development Authority, Air Quality
                   Development Revenue Bonds (1995 Series B) Weekly VRDNs (JMG
                   Funding Limited Partnership)/(Societe Generale, Paris LOC)          7,600,000
     1,565,000     Ohio State Higher Education Facility, Revenue Bonds Weekly
                   VRDNs (Notre Dame College Project)/(National City Bank,
                   Cleveland, OH LOC)                                                  1,565,000
     1,000,000     Ohio State Public Facilities Commission, (Series II A),
                   5.20% Bonds (AMBAC INS), 5/1/1999                                   1,008,923
     4,400,000     Ohio State Public Facilities Commission, (Series II-1998A),
                   4.25% Bonds, 12/1/1998                                              4,402,260
     5,000,000     Ohio State Public Facilities Commission, (Series II-B),
                   4.50% Bonds, 11/1/1998                                              5,000,000
     3,200,000     Ohio State Public Facilities Commission, Higher Education
                   Cap Facs (Series II-B), 5.00% Bonds, 11/1/1998                      3,200,000
     2,500,000     Ohio State Water Development Authority, Multimodal Water
                   Development (Series 1993) Weekly VRDNs (Timken Co.)/
                   (Wachovia Bank of NC, N.A., Winston-Salem LOC)                      2,500,000
     5,000,000     Ohio State Water Development Authority, Ohio PCR Bonds
                   (Series 1989) Weekly VRDNs (Duquesne Light Power Co.)/(First
                   National Bank of Chicago LOC)                                       5,000,000
PRINCIPAL
AMOUNT                                                                                   VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   OHIO-CONTINUED
 $  10,000,000     Ohio State Water Development Authority, PCR Refunding Bonds
                   Weekly VRDNs (General Motors Corp.)                              $ 10,000,000
     4,000,000     Ohio State Water Development Authority, PCR Bonds (Series
                   1988), 3.60% CP (Duquesne Light Power Co.)/(Toronto-Dominion
                   Bank LOC), Mandatory Tender 11/12/1998                              4,000,000
    10,000,000     Ohio State Water Development Authority, Pollution Control
                   Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Philip
                   Morris Cos., Inc.)                                                 10,000,000
       400,000     Ohio State Weekly VRDNs (John Carroll University, OH)/(PNC
                   Bank, N.A. LOC)                                                       400,000
     4,350,000     Ohio State, Adjustable Rate Weekly VRDNs (General Motors
                   Corp.)                                                              4,350,000
     5,000,000     Ohio State, Environmental Improvement Revenue Bonds (Series
                   1996) Weekly VRDNs (Newark Group Industries, Inc.)/(Chase
                   Manhattan Bank N.A., New York LOC)                                  5,000,000
       930,000     Ohio State, IDR (Series 1991) Weekly VRDNs (Standby Screw,
                   Inc.)/(National City Bank, Columbus, OH LOC)                          930,000
     1,200,000     Ohio State, IDRB (Series 1994) Weekly VRDNs (Anomatic
                   Corp.)/(National City Bank, Columbus, OH LOC)                       1,200,000
     4,840,000     Ohio Water Development Authority, PA-201 Weekly VRDNs (AMBAC
                   INS)/(Merrill Lynch Capital Services, Inc. LIQ)                     4,840,000
     4,600,000     Oregon City, OH, (Series 1997-3), 4.00% BANs, 12/3/1998             4,600,581
     1,000,000     Orrville, OH IDA Weekly VRDNs (O.S. Associates/Contours,
                   Inc.)/(National City Bank, Cleveland, OH LOC)                       1,000,000
     2,000,000     Pickerington Local School District, OH, 4.04% BANs, 1/22/1999       2,001,487
        35,000     Portage County, OH IDA Weekly VRDNs (D & W Associates)/(Bank
                   One, Ohio, N.A. LOC)                                                   35,000
     5,000,000     Portage County, OH IDA, (Series 1998) Weekly VRDNs (Amweld
                   Building Products, Inc.)/(First Union National Bank,
                   Charlotte, N.C. LOC)                                                5,000,000
       305,000     Portage County, OH IDA, 3.90% TOBs (Neidlinger)/(KeyBank,
                   N.A. LOC), Optional Tender
                   3/1/1999                                                              305,000
     4,050,000     Portage County, OH IDA, Adjustable Rate IDRB's (Series 1996)
                   Weekly VRDNs
                   (Barnette Project)/(National City, Northeast LOC)                   4,050,000
       735,000     Portage County, OH IDA, Industries Revenue Bonds Weekly
                   VRDNs (Lovejoy Industries)/(Star Bank, NA, Cincinnati LOC)            735,000
     3,690,000     Preble Shawnee, OH Local Schools, 4.00% BANs, 3/31/1999             3,695,149
     5,000,000     Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs
                   (Rickenbacker Holdings, Inc.)/(Bank One, Ohio, N.A. LOC)            5,000,000
     4,275,000     Ross County, OH, Hospital Facilities Revenue Bonds (Series
                   1995) Weekly VRDNs (Medical Center Hospital Project)/(Fifth
                   Third Bank, Cincinnati LOC)                                         4,275,000
     2,000,000     Ross County, OH, Hospital Revenue Bonds Weekly VRDNs (Adena
                   Health System)/(Fifth Third Bank, Cincinnati LOC)                   2,000,000
     5,200,000     Scioto County, OH Hospital Authority Weekly VRDNs (AMBAC
                   INS)/(First National Bank of Chicago LIQ)                           5,200,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   OHIO-CONTINUED
 $   1,600,000     Seneca County, OH Hospital Facility Authority Weekly VRDNs
                   (St. Francis Home)/(National City Bank, Cleveland, OH LOC)       $  1,600,000
     2,000,000     Seven Hills City, OH, (Series 1998), 3.85% BANs, 8-1/2/1999         2,000,741
       400,000     Solon, OH, IDR Weekly VRDNs (Graphic Laminating)/(KeyBank,
                   N.A. LOC)                                                             400,000
     1,000,000     South Euclid, OH, Sewer System Improvements, 3.95% BANs, 4/
                   7/1999                                                              1,001,037
       800,000     Stark County, OH IDR Weekly VRDNs (Sancap Abrasives, Inc.)/
                   (KeyBank, N.A. LOC)                                                   800,000
     6,600,000     Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/
                   (Bank One, Ohio, N.A. LOC)                                          6,600,000
     1,945,000     Stark County, OH IDR, (Series 1994) Weekly VRDNs (Wilkof
                   Morris)/(KeyBank, N.A. LOC)                                         1,945,000
     1,210,000     Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs
                   (Foundations Systems and Anchors, Inc. Project)/(Bank One,
                   Ohio, N.A. LOC)                                                     1,210,000
     1,140,000     Strongsville, OH, IDRB (Series 1994) Weekly VRDNs (Nutro
                   Machinery Corp., Project)/(Huntington National Bank,
                   Columbus, OH LOC)                                                   1,140,000
     2,250,000     Summit County, OH IDR Weekly VRDNs (Maison Aine Limited
                   Partnership)/(KeyBank, N.A. LOC)                                    2,250,000
     4,500,000     Summit County, OH IDR, (Series 1994) Weekly VRDNs (Harry
                   London Candies, Inc.)/(Bank One, Ohio, N.A. LOC)                    4,500,000
     1,300,000     Summit County, OH IDR, (Series 1997) Weekly VRDNs (Baker
                   McMillen Co.)/(National City, Northeast LOC)                        1,300,000
     3,180,000     Summit County, OH IDR, (Series 1997) Weekly VRDNs (Malco
                   Products, Inc.)/(Bank One, Ohio, N.A. LOC)                          3,180,000
       905,000     Summit County, OH IDR, 3.80% TOBs (Matech Machine Tool Co.)/
                   (Bank One, Ohio, N.A. LOC), Optional Tender 2/1/1999                  905,000
       745,000     Summit County, OH IDR, 3.80% TOBs (S.D. Meyers, Inc.)/(Bank
                   One, Ohio, N.A. LOC), Optional Tender 2/15/1999                       745,000
       975,000     Summit County, OH IDR, 3.85% TOBs (Rogers Industrial
                   Products, Inc.)/(Bank One, Ohio, N.A. LOC), Optional Tender
                   11/1/1998                                                             975,000
       590,000     Summit County, OH IDR, 3.90% TOBs (Bechmer-Boyce Project)/
                   (KeyBank, N.A. LOC), Optional Tender 1/15/1999                        590,000
       290,000     Summit County, OH IDR, 3.90% TOBs (Keltec Industries)/(Bank
                   One, Ohio, N.A. LOC), Optional Tender 3/1/1999                        290,000
       690,000     Summit County, OH IDR, 3.90% TOBs (Universal Rack)/(National
                   City Bank, Cleveland, OH LOC), Optional Tender 3/1/1999               690,000
     1,325,000     Summit County, OH IDR, Adjustable Rate IDRB's (Series 1996)
                   Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC)      1,325,000
       755,000     Summit County, OH IDR, Bonds (Series 1994) Weekly VRDNs
                   (Austin Printing Co., Inc.)/(Bank One, Ohio, N.A. LOC)                755,000
     2,545,000     Summit County, OH IDR, IDRB (Series 1994B) Weekly VRDNs
                   (Harry London Candies, Inc.)/(Bank One, Ohio, N.A. LOC)             2,545,000
PRINCIPAL
AMOUNT                                                                                   VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   OHIO-CONTINUED
 $     745,000     Summit County, OH IDR, IDRB (Series 1995) Weekly VRDNs
                   (Cardtech Project (OH))/(KeyBank, N.A. LOC)                      $    745,000
     1,215,000     Summit County, OH IDR, Industrial Development Bonds (Series
                   1996) Weekly VRDNs (Creative Screen Print Project)/(National
                   City, Northeast LOC)                                                1,215,000
     1,045,000     Summit County, OH IDR, Multi-Mode Variable Rate I Weekly
                   VRDNs (Mastergraphics, Inc. Project)/(KeyBank, N.A. LOC)            1,045,000
     2,155,000     Summit County, OH IDR, Variable Rate IDRB's (Series 1998A)
                   Weekly VRDNs
                   (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC)                           2,155,000
     6,000,000     Summit County, OH, (Series A), 4.50% BANs, 6/3/1999                 6,025,399
     3,415,000     Summit County, OH, Adjustable Rate Healthcare Facilities
                   Revenue Bonds (Series 1996) Weekly VRDNs (United Disability
                   Services, Inc.)/(FirstMerit Bank, N.A. LOC)                         3,415,000
     3,200,000     Toledo, OH, Adjustable Rate City Services Special Assessment
                   Notes (Services 1997) Weekly VRDNs (Canadian Imperial Bank
                   of Commerce, Toronto LOC)                                           3,200,000
     4,000,000     Toledo-Lucas County, OH Port Authority, Airport Development
                   Revenue Bonds Series 1996-1) Weekly VRDNs (Burlington Air
                   Express, Inc.)/(ABN AMRO Bank N.V., Amsterdam LOC)                  4,000,000
     1,000,000     Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs
                   (Medusa Corp.)/(Bayerische Vereinsbank AG, Munich LOC)              1,000,000
     2,100,000     Trumbull County, OH IDA, (Series 1989) Weekly VRDNs
                   (McSonald Steel Corp.)/(PNC Bank, N.A. LOC)                         2,100,000
     1,270,000     Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994)
                   Weekly VRDNs (Churchill Downs, Inc.)/(Bank One, Ohio, N.A. LOC)     1,270,000
     1,050,000     Tuscarawas County, OH, Adjustable Rate IDRB's (Series 1995)
                   Weekly VRDNs
                   (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC)               1,050,000
     2,650,000     Williams County, OH, Multi-Mode Variable Rate IDRB's (Series
                   1996) Weekly VRDNs (Allied Moulded Products, Inc.)/(KeyBank,
                   N.A. LOC)                                                           2,650,000
     1,030,000     Willoughby City, OH, IDR Refunding Bonds (Series 1995A)
                   Weekly VRDNs (Pine Ridge Shopping Center Company Project)/
                   (Star Bank, NA, Cincinnati LOC)                                     1,030,000
     1,095,000     Willoughby City, OH, IDR Revenue Bonds (Series 1995 B)
                   Weekly VRDNs (Pine Ridge Shopping Center Company Project)/
                   (Star Bank, NA, Cincinnati LOC)                                     1,095,000
     1,000,000     Wood County, OH Weekly VRDNs (Principle Business
                   Enterprises)/(National City Bank, Cleveland, OH LOC)                1,000,000
     2,030,000     Wood County, OH, EDRB Weekly VRDNs (Roe Inc. Project)/
                   (Huntington National Bank, Columbus, OH LOC)                        2,030,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                   SHORT-TERM MUNICIPALS-continued 1
                   OHIO-CONTINUED
 $   1,000,000     Wood County, OH, Williams Industrial Service, Inc., Project
                   Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington
                   National Bank, Columbus, OH LOC)                                $   1,000,000
     3,950,000     Youngstown, OH, Adjustable Rate Demand IDRB's (Series 1996A)
                   Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(Marine
                   Midland Bank N.A., Buffalo, NY LOC)  3,950,000
                   Total Investments (at amortized cost) 3                         $ 566,006,031

 Securities that are subject to Alternative Minimum Tax represent 44.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
96.0%        4.0%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $35,105,000 which represents 6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($569,237,375) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
BANs  -Bond Anticipation Notes
COL   -Collateralized
CP    -Commercial Paper
EDRB  -Economic Development Revenue Bonds
FSA   -Financial Security Assurance
GNMA  -Government National Mortgage Association
GTD   -Guaranty
HFA   -Housing Finance Authority
IDA   -Industrial Development Authority
IDR   -Industrial Development Revenue
IDRB  -Industrial Development Revenue Bond
INS   -Insured
LIQ   -Liquidity Agreement
LOC   -Letter of Credit
MBIA  -Municipal Bond Investors Assurance
PCR   -Pollution Control Revenue
PLC   -Public Limited Company
RANs  -Revenue Anticipation Notes
SA    -Support Agreement
TANs  -Tax Anticipation Notes
TOBs  -Tender Option Bonds
VRDNs -Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                    $ 566,006,031
Cash                                                                                  361,802
Income receivable                                                                   3,658,143
Receivable for shares sold                                                              3,212
Total assets                                                                      570,029,188
LIABILITIES:
Payable for shares redeemed                                       $  18,618
Income distribution payable                                         530,528
Accrued expenses                                                    242,667
Total liabilities                                                                     791,813
Net Assets for 569,237,375 shares outstanding                                   $ 569,237,375
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SERVICE SHARES:
$94,895,944 / 94,895,944 shares outstanding                                             $1.00
CASH II SHARES:
$342,946,498 / 342,946,498 shares outstanding                                           $1.00
INSTITUTIONAL SHARES:
$131,394,933 / 131,394,933 shares outstanding                                           $1.00


See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                            $ 16,793,463
EXPENSES:
Investment advisory fee                                                          $  1,795,830
Administrative personnel and services fee                                             338,546
Custodian fees                                                                         15,476
Transfer and dividend disbursing agent fees and expenses                              308,672
Directors'/Trustees' fees                                                               2,258
Auditing fees                                                                          13,000
Legal fees                                                                             16,903
Portfolio accounting fees                                                             110,848
Distribution services fee-Cash II Shares                                              847,854
Shareholder services fee-Institutional Service Shares                                 208,486
Shareholder services fee-Cash II Shares                                               706,545
Shareholder services fee-Institutional Shares                                         207,293
Share registration costs                                                               47,435
Printing and postage                                                                   34,042
Insurance premiums                                                                     28,241
Miscellaneous                                                                           4,249
Total expenses                                                                      4,685,678
WAIVERS:
Waiver of investment advisory fee                             $  (1,034,602)
Waiver of distribution services fee-Cash II Shares                (141,309)
Waiver of shareholder services fee-Institutional Service
Shares                                                             (41,697)
Waiver of shareholder services fee-Institutional Shares           (207,293)
Total waivers                                                                      (1,424,901)
Net expenses                                                                                           3,260,777
Net investment income                                                                               $ 13,532,686


See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED OCTOBER 31                                                      1998                   1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $     13,532,686       $     11,151,320
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Service Shares                                           (2,641,476)            (2,309,907)
Cash II Shares                                                         (8,076,502)            (6,696,096)
Institutional Shares                                                   (2,814,708)            (2,145,317)
Change in net assets resulting from distributions to
shareholders                                                          (13,532,686)           (11,151,320)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        2,158,852,726          1,714,819,513
Net asset value of shares issued to shareholders in payment
of distributions declared                                               8,564,300              7,135,525
Cost of shares redeemed                                            (1,979,838,390)        (1,678,846,130)
Change in net assets resulting from share transactions                187,578,636             43,108,908
Change in net assets                                                  187,578,636             43,108,908
NET ASSETS:
Beginning of period                                                   381,658,739            338,549,831
End of period                                                    $    569,237,375       $    381,658,739


See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares, and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998 is as follows:

SECURITY                                           Acquisition      Acquisition
                                                   Date             Cost
Franklin County, OH, PT-156 (Series 1993A)         1/23/1998        4,995,000
Ohio HFA, PT-239
(Series 1990-C)                                    10/9/1998        7,775,000
Ohio HFA, Variable Rate
Certificates (Series 1998Q)                        8/25/1998        20,000,000
Cleveland, OH Parking Facilities, PA-182
(Series 1996)                                      10/10/1997        2,335,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $569,237,375.

Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                             1998              1997
CASH II SHARES:
Shares sold                                                  1,005,297,220      846,566,747
Shares issued to shareholders in payment of distributions
declared                                                         7,890,344        6,536,111
Shares redeemed                                               (915,569,899)    (813,922,799)
 Net change resulting from Cash II share transactions           97,617,665       39,180,059

YEAR ENDED OCTOBER 31                                             1998              1997
INSTITUTIONAL SERVICE SHARES:
Shares sold                                                    311,583,533      204,340,077
Shares issued to shareholders in payment of distributions
declared                                                           576,992          477,179
Shares redeemed                                               (297,884,069)    (183,918,781)
 Net change resulting from Institutional Service share
transactions                                                    14,276,456       20,898,475

YEAR ENDED OCTOBER 31                                             1998              1997
INSTITUTIONAL SHARES:
Shares sold                                                    841,971,973      663,912,689
Shares issued to shareholders in payment of distributions
declared                                                            96,964          122,235
Shares redeemed                                               (766,384,422)    (681,004,550)
Net change resulting from Institutional share transactions      75,684,515      (16,969,626)
Net change resulting from share transactions                   187,578,636       43,108,908

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of Cash II Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $700,580,000 and $652,664,786, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 64.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.4% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND THE SHAREHOLDERS OF OHIO MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998

[Graphic]

PROSPECTUS

Ohio Municipal Cash Trust

A Portfolio of Federated Municipal Trust

CASH II SHARES


December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's
Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


 [Graphic]
Ohio Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229840

1030105A-CII (12/98)

[Graphic]



PROSPECTUS

Ohio Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES



A money market mutual fund seeking current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998



CONTENTS



Risk/Return Summary   1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which
the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  6

Account and Share Information  8

Who Manages the Fund?  9

Financial Information  10

Last Meeting of Shareholders  10

Report of Independent Public Accountants  29



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Ohio state income taxes. Interest from the Fund's investments may be subject to the federal alternative miminum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix C-9



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

The Fund's Institutional Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.53%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 0.91% (quarter ended June 30, 1997). Its lowest quarterly return was 0.80% (quarter ended March 31, 1997).

The Fund's Institutional Shares Shares Seven-Day Net Yield as of 12/31/97 was 3.81%.

The following table represents the Fund's Institutional Shares Average Total Return through 12/31/1997.

CALENDAR PERIOD             FUND
1 Year                     3.53%
Start of Performance 1     3.48%


1 The Fund's Institutional Shares start of performance date was March 5, 1996.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

OHIO MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Shares.

SHAREHOLDER FEES
Fees Paid Directly from Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                                     None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption
proceeds, as applicable)                                                                          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                                               None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                                       None
Exchange Fee                                                                                      None
ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses that are Deducted from Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                                  0.40%
Distribution (12b-1) Fee                                                                          None
Shareholder Services Fee 3                                                                        0.25%
Other Expenses                                                                                    0.21%
Total Annual Fund Operating Expenses                                                              0.86%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts.
These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

 Waiver of Fund Expenses                                                                          0.48%
 Total Actual Annual Fund Operating Expenses (after waivers)                                      0.38%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.17% for the year ended October 31, 1998. 3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. There was no shareholder services fee paid by the Fund (after the voluntary waiver) for the year ended October 31, 1998.


EXAMPLE



The following Example is intended to help you compare the cost of investing in the Ohio Municipal Cash Trust's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Ohio Municipal Cash Trust's Institutional Shares operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming no redemption      $88      $274      $477     $1,061


What are the Fund's Investment Strategies?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?



TAX-EXEMPT SECURITIES



Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.



VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.



MUNICIPAL NOTES

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS



The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Ohio. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



What do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

 NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash II Shares each representing interests in a single portfolio of securities.



This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agent or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in Ohio tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time).

You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:State Street Bank and Trust Company



Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company



P.O. Box 8600

Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.



BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemtion instructions as outlined below.



DIRECTLY FROM THE FUND



BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL



You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:



Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;



* amount to be redeemed; and



* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS



The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



SHARE CERTIFICATES



The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.



Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Ohio state personal income tax to the extent they are derived from interest on obligations exempt from Ohio personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Last Meeting of Shareholders

A special meeting of shareholders of Ohio Municipal Cash Trust was held on May 21, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 407,796,744 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM

To approve or disapprove amending and changing from fundamental to an operating policy the Fund's ability to invest in restricted securities. The results of shareholders voting were as follows:


SHARES VOTED    SHARES VOTED    SHARES     BROKER
FOR             AGAINST         ABSTAINED  NON-VOTE
221,451,369    6,231,898      8,923,545   17,751

Financial Information


FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights-Institutional Shares

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page
29.

YEAR ENDED OCTOBER 31                          1998        1997       1996 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                 3.43%       3.49%       2.22%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.38%       0.37%       0.37% 4
Net investment income                          3.39%       3.40%       3.38% 4
Expense waiver/reimbursement 3                 0.48%       0.48%       0.51% 4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $131,395     $55,710     $72,680

1 Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

4  Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 1998

PRINCIPAL
AMOUNT                                                                                  VALUE
                   Short-Term Municipals-99.4% 1
                   OHIO-99.4%
  $  2,250,000     Akron, Bath & Copley, OH Joint Township Weekly VRDNs
                   (Visiting Nurses)/(National City Bank, Cleveland, OH LOC)         $   2,250,000
     1,925,000     Akron, OH, Street Improvement Special Assessment Notes
                   (Series 1997), 4.26% RANs,
                   12/18/1998                                                            1,925,976
     3,000,000     American Municipal Power-Ohio, Inc., Electric System
                   Improvement Revenue Bonds, 3.85% BANs (Bryan, OH), 8/27/1999          3,000,000
     2,425,000     Ashland County, OH Health Care Weekly VRDNs (Brethren Care,
                   Inc.)/(National City Bank, Ohio LOC)                                  2,425,000
     1,750,000     Ashland, OH, 3.95% TANs, 7/15/1999                                    1,752,954
    28,560,000     Banc One Capital Higher Education Tax-Exempt Income Trust,
                   (Series 2 Certificates of Ownership) Weekly VRDNs (Bank One,
                   Kentucky LOC)                                                        28,560,000
     5,875,000     Belmont County, OH Weekly VRDNs (Lesco, Inc.)/(PNC Bank,
                   N.A. LOC)                                                             5,875,000
     1,400,000     Belmont County, OH, 4.18% BANs, 12/1/1998                             1,400,311
     3,140,000     Bowling Green, OH, (Series 1998), 3.80% BANs, 6/17/1999               3,140,944
     4,000,000     Brookville, OH, (Series 1988) Weekly VRDNs (Green Tokai)/
                   (Bank of
                   Tokyo-Mitsubishi Ltd. LOC)                                            4,000,000
     3,100,000     Butler County, OH, 3.50% BANs, 3/19/1999                              3,104,654
     1,500,000     Butler County, OH, 4.10% BANs, 8/5/1999                               1,504,383
     5,750,000     Clark County, OH, Multifamily Housing Revenue Bonds (Series
                   1997) Weekly VRDNs
                   (Ohio Masonic Home)/(Huntington National Bank, Columbus, OH
                   LOC)                                                                  5,750,000
     6,900,000     Clermont County, OH, Variable Rate IDRB's (Series 1997)
                   Weekly VRDNs (Buriot International, Inc.)/(KeyBank, N.A.
                   LOC)                                                                  6,900,000
     2,110,000     Cleveland, OH Airport System, Series C, 4.25% Bonds (FSA
                   INS), 1/1/1999                                                        2,111,516
     2,000,000     Cleveland, OH IDA, (Series B), 4.50% BANs, 10/1/1999                  2,019,618
     2,335,000  2  Cleveland, OH Parking Facilities, PA-182 (Series 1996)
                   Weekly VRDNs (MBIA INS)/(Merrill Lynch Capital Services,
                   Inc. LIQ)                                                             2,335,000
     1,600,000     Clinton County, OH Hospital Authority Weekly VRDNs (Clinton
                   Memorial Hospital)/(National City Bank, Columbus, OH LOC)             1,600,000
     1,700,000     Columbiana County, OH, Industrial Development Revenue Bonds
                   Weekly VRDNs
                   (C & S Land Company Project)/(Bank One, Ohio, N.A. LOC)               1,700,000
     5,000,000     Cuyahoga County, OH Hospital Authority, (Series 1998B)
                   Weekly VRDNs (Cleveland Clinic)/(Chase Manhattan Bank N.A.,
                   New York LIQ)                                                         5,000,000
     2,000,000     Cuyahoga County, OH Hospital Authority, (Series C) Weekly
                   VRDNs (Cleveland Clinic)/(Bank of America NT and SA, San
                   Francisco LIQ)                                                        2,000,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                   Short-Term Municipals-continued 1
                   OHIO-CONTINUED
 $     500,000     Cuyahoga County, OH IDA Weekly VRDNs (Animal Protection
                   League (Cuyahoga County))/(KeyBank, N.A. LOC)                    $      500,000
     1,350,000     Cuyahoga County, OH IDA Weekly VRDNs (East Park Community,
                   Inc.)/
                   (KeyBank, N.A. LOC)                                                   1,350,000
     2,350,000     Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking Co.)/
                   (KeyBank, N.A. LOC)                                                   2,350,000
       260,000     Cuyahoga County, OH IDA Weekly VRDNs (Interstate Diesel
                   Service, Inc.)/
                   (Huntington National Bank, Columbus, OH LOC)                            260,000
       850,000     Cuyahoga County, OH IDA Weekly VRDNs (Premier Manufacturing
                   Corp.)/(National City Bank, Kentucky LOC)                               850,000
     2,600,000     Cuyahoga County, OH IDA, (Series 1988) Weekly VRDNs (Trebmal
                   Landerhaven)/
                   (Star Bank, NA, Cincinnati LOC)                                       2,600,000
     3,100,000     Cuyahoga County, OH IDA, (Series 1997) Weekly VRDNs
                   (Northstar Plastics, Inc.)/
                   (Bank One, Ohio, N.A. LOC)                                            3,100,000
     1,700,000     Cuyahoga County, OH IDA, IDRB (Series 1995) Weekly VRDNs
                   (Avalon Precision Casting Co. Project)/(KeyBank, N.A. LOC)            1,700,000
     3,500,000     Dayton, OH Department of Aviation, (Series 1998), 3.65%
                   BANs, 6/15/1999                                                       3,503,796
     1,755,000     Delaware County, OH, (Street Improvement), 4.00% BANs, 7/28/
                   1999                                                                  1,758,738
     1,585,000     Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air
                   Waves, Inc. Project)/(KeyBank, N.A. LOC)                              1,585,000
     5,000,000     Dublin, OH, (Series 1998B), 3.75% BANs, 12/17/1998                    5,000,302
     8,500,000     Dublin, OH, Industrial Development Refunding Revenue Bonds
                   (Series 1997) Weekly VRDNs (Witco Corp.)/(Fleet National
                   Bank, Springfield, MA LOC)                                            8,500,000
     5,055,000     Erie County, OH, Adjustable Rate Demand Health Care
                   Facilities Bonds (Series 1996A) Weekly VRDNs (Providence
                   Care Center)/(Fifth Third Bank of Northwestern OH LOC)                5,055,000
     1,150,000     Fairfield County, OH, 4.45% BANs, 7/27/1999                           1,156,105
     1,750,000     Fairlawn City, OH, 3.90% BANs, 1/20/1999                              1,750,933
     7,000,000     Franklin County, OH Hospital Facility Authority, (Series
                   1992) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank,
                   Cincinnati LOC)                                                       7,000,000
     4,500,000     Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(PNC
                   Bank, Ohio, N.A. LOC)                                                 4,500,000
     2,820,000     Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing
                   Corp.)/(Fifth Third Bank, Cincinnati LOC)                             2,820,000
     3,130,000     Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon
                   L.L.C. Project)/(Norwest Bank Minnesota, Minneapolis LOC)             3,130,000
     4,900,000     Franklin County, OH IDA, Adjustable Rate Demand IDRB's
                   (Series 1996A) Weekly VRDNs (Carams, Ltd.)/(Huntington
                   National Bank, Columbus, OH LOC)                                      4,900,000
     1,815,000     Franklin County, OH IDA, Adjustable Rate Demand IDRB's
                   (Series 1996B) Weekly VRDNs (Carams, Ltd.)/(Huntington
                   National Bank, Columbus, OH LOC)                                      1,815,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                   Short-Term Municipals-continued 1
                   OHIO-CONTINUED
  $  1,810,000     Franklin County, OH, Adjustable Rate Demand Economic
                   Development Revenue Refunding Bonds (Series 1996) Weekly
                   VRDNs (CPM Investments)/(Huntington National Bank, Columbus,
                   OH LOC)                                                          $    1,810,000
     4,500,000     Franklin County, OH, Adjustable Rate Demand Multifamily
                   Housing Revenue Bonds (Series 1998), 3.85% TOBs (Jefferson
                   Chase L.P.)/(Fifth Third Bank, Cincinnati LOC), Mandatory
                   Tender 12/1/1998                                                      4,500,000
     1,350,000     Franklin County, OH, Health Care Facilities Revenue Bonds
                   (Series 1994) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third
                   Bank of Northwestern OH LOC)                                          1,350,000
    21,300,000     Franklin County, OH, Hospital Revenue Bonds (Series 1995)
                   Weekly VRDNs (Holy Cross Health System Corp.)/(Morgan
                   Guaranty Trust Co., New York LIQ)                                    21,300,000
     4,995,000  2  Franklin County, OH, PT156 (Series 1993A), 3.75% TOBs
                   (Riverside United Methodist Hospital)/(AMBAC INS)/
                   (Bayerische Hypotheken-Und Wechsel-Bank AG LIQ), Optional
                   Tender 1/14/1999                                                      4,995,000
     1,000,000     Hamilton County, OH Health System Weekly VRDNs (West Park
                   Community)/(Fifth Third Bank, Cincinnati LOC)                         1,000,000
     2,000,000     Hamilton, OH, (Issue I & IV), 3.75% BANs, 6/11/1999                   2,000,000
     1,305,000     Hamilton, OH, 3.49% BANs, 10/22/1999                                  1,307,329
     7,500,000     Henry County, OH, Series 1996 Automatic Feed Project Weekly
                   VRDNs (Huntington National Bank, Columbus, OH LOC)                    7,500,000
     3,600,000     Hilliard, OH, Adjustable Rate IDRB's (Series 1996) Weekly
                   VRDNs (Medex, Inc.)/
                   (Bank One, Ohio, N.A. LOC)                                            3,600,000
     2,000,000     Holmes County, OH IDA Weekly VRDNs (Poultry Processing)/
                   (Rabobank Nederland, Utrecht LOC)                                     2,000,000
     1,095,000     Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs
                  (Lasermike, Inc. Project)/(KeyBank, N.A. LOC)                         1,095,000
     1,723,000     Huber Heights, OH, Various Purpose Assessment, 3.74% BANs,
                   3/12/1999                                                             1,723,235
     1,700,000     Kent, OH, Adjustable Rate IDRB's (Series 1994) Weekly VRDNs
                   (Raven's Metal Products, Inc. Project)/(FirstMerit Bank,
                   N.A. LOC)                                                             1,700,000
     3,160,000     Lake County, OH, Adjustable Rate IDRB's (Series 1996) Weekly
                   VRDNs (Apsco Properties, Ltd.)/(FirstMerit Bank, N.A. LOC)            3,160,000
     3,975,000     Lorain Port Authority, OH, (Series 1994) Weekly VRDNs
                   (Spitzer Great Lakes Ltd., Inc.)/(Bank One, Ohio, N.A. LOC)           3,975,000
     1,105,000     Lorain Port Authority, OH, Adjustable Rate Demand Port
                   Development Refunding Revenue Bonds (Series 1996) Weekly
                   VRDNs (Spitzer Project)/(Bank One, Ohio, N.A. LOC)                    1,105,000
     8,305,000     Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs
                   (Brush Wellman, Inc.)/(National City Bank, Cleveland, OH
                   LOC)                                                                  8,305,000
     1,100,000     Louisville City, OH, 4.25% BANs, 5/3/1999                             1,101,592
       400,000     Lucas County, OH IDA Weekly VRDNs (Kuhlman Corp.)/(KeyBank,
                   N.A. LOC)                                                               400,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                   Short-Term Municipals-continued 1
                   OHIO-CONTINUED
 $   1,510,000     Lucas County, OH, Hospital Facility Improvement Revenue
                   Bonds (Series 93) Weekly VRDNs (Lott Industries, Inc.)/
                   (National City Bank, Cleveland, OH LOC)                          $    1,510,000
       220,000     Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs
                   (Sunshine Children's Home)/(National City Bank, Cleveland,
                   OH LOC)                                                                 220,000
     2,150,000     Lyndhurst, OH, 3.875% BANs, 3/17/1999                                 2,151,738
     5,325,000     Mahoning County, OH Multifamily HFA Weekly VRDNs
                   (International Towers, Inc.)/(PNC Bank, N.A. LOC)                     5,325,000
     5,360,000     Mahoning County, OH, Housing Revenue Bonds (Series 1995)
                   Weekly VRDNs (Copeland Oaks Project)/(Bank One, Ohio, N.A.
                   LOC)                                                                  5,360,000
       310,000     Mansfield, OH, IDR Weekly VRDNs (Designed Metal Products, Inc.)/
                   (Bank One, Ohio, N.A. LOC)                                              310,000
     1,500,000     Marion County, OH Health Care Facilities Weekly VRDNs
                   (Marion Area Counseling Center, Inc.)/(Huntington National
                   Bank, Columbus, OH LOC)                                               1,500,000
     1,135,000     Marion County, OH Hospital Authority, (Series 1991) Weekly
                   VRDNs (Marion County, OH Pooled Hospital Program)/(Bank One,
                   Ohio, N.A. LOC)                                                       1,135,000
     1,150,000     Mason City, OH, 3.95% BANs, 12/17/1998                                1,150,209
     3,500,000     Mayfield Village, OH IDA Weekly VRDNs (Beta Campus Co.)/
                   (KeyBank, N.A. LOC)                                                   3,500,000
     7,400,000     Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71
                   Associates Ltd.)/(Westdeutsche Landesbank Girozentrale LOC)           7,400,000
     6,250,000     Medina County, OH, (Series 1998) Weekly VRDNs (Mack
                   Industries)/(Huntington National Bank, Columbus, OH LOC)              6,250,000
     3,000,000     Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day
                   Enterprises)/(KeyBank, N.A. LOC)                                      3,000,000
     5,400,000     Medina County, OH, Solid Waste Disposal Revenue Bonds
                   (Series 1995) Weekly VRDNs (Valley City Steel Company
                   Project)/(KeyBank, N.A. LOC)                                          5,400,000
     1,750,000     Mentor Village, OH School District, 3.95% BANs, 5/6/1999              1,750,599
     3,280,000     Mentor, OH, Adjustable Rate IDRB's (Series 1997) Weekly
                   VRDNs (Risch Investments/Roll Kraft, Inc.)/(Bank One, Ohio,
                   N.A. LOC)                                                             3,280,000
     4,500,000     Miami County, OH, 3.90% BANs, 7/15/1999                               4,506,696
     4,675,000     Montgomery County, OH, Variable Rate Limited Obligation
                   Revenue Bonds (Series 1996) Weekly VRDNs (Society of St.
                   Vincent De Paul)/(National City Bank, Ohio LOC)                       4,675,000
     1,870,000     Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
                   Partnership)/(Huntington National Bank, Columbus, OH LOC)             1,870,000
    10,000,000     New Albany, OH Community Authority, Adjustable Rate Multi-
                   Purpose Infrastructure Improvement Bonds, (Series A) Weekly
                   VRDNs (Huntington National Bank, Columbus,
                   OH LOC)                                                              10,000,000
       730,000     North Olmsted, OH IDA, 3.95% TOBs (Therm-All)/(National City
                   Bank, Ohio LOC), Optional Tender 2/1/1999                               730,000
PRINCIPAL
AMOUNT                                                                                 VALUE
                   Short-Term Municipals-continued 1
                   OHIO-CONTINUED
 $   1,175,000     Ohio HFA Weekly VRDNs (Westchester Village)/(KeyBank, N.A.
                   LOC)                                                             $    1,175,000
     7,775,000   2 Ohio HFA, (Series 1990-C) PT-239, 3.15% TOBs (GNMA COL)/
                   (Credit Suisse First Boston LIQ), Optional Tender 9/8/1999            7,775,000
     6,835,000     Ohio HFA, 3.85% TOBs (Lincoln Park Associates)/(Bank One,
                   Ohio, N.A. LOC), Optional Tender 11/1/1998                            6,835,000
     2,680,000     Ohio HFA, PT-122 Weekly VRDNs (GNMA COL)/(Banco Santander SA
                   LIQ)                                                                  2,680,000
    10,000,000     Ohio HFA, Residential Mortgage Revenue Notes (1998 Series A-
                   2), 3.80% BANs, 3/1/1999                                             10,000,000
     5,195,000     Ohio HFA, Single Family Mortgage (Series PT-71) Weekly VRDNs
                   (GNMA COL)/(Commerzbank AG, Frankfurt LIQ)                            5,195,000
     8,880,000     Ohio HFA, Trust Receipts (Series 1996 FR/RI-6) Weekly VRDNs
                   (GNMA COL)/(Bank of New York, New York LIQ)                           8,880,000
     3,300,000     Ohio HFA, Trust Receipts (Series 1997 FR/RI-14) Weekly VRDNs
                   (GNMA GTD)/(Bank of New York, New York LIQ)                           3,300,000
     9,250,000     Ohio HFA, Trust Receipts, (Series 1996 FR/RI-5) Weekly VRDNs
                   (GNMA COL)/(Bank of New York, New York LIQ)                           9,250,000
    20,000,000  2  Ohio HFA, Variable Rate Certificates (Series 1998Q), 3.75%
                   TOBs (GNMA COL)/(Bank of America NT and SA, San Francisco
                   LIQ), Optional Tender 8/4/1999                                       20,000,000
     1,000,000     Ohio State Air Quality Development Authority Weekly VRDNs
                   (Timken Co.)/(Credit Suisse First Boston LOC)                         1,000,000
     2,800,000     Ohio State Air Quality Development Authority, (Series 1988A)
                   Weekly VRDNs (PPG Industries, Inc.)                                   2,800,000
     3,000,000     Ohio State Air Quality Development Authority, (Series C),
                   4.20% TOBs (Ohio Edison Co.)/(Barclays Bank PLC, London
                   LOC), Optional Tender 9/1/1999                                        3,008,826
     7,600,000     Ohio State Air Quality Development Authority, Air Quality
                   Development Revenue Bonds (1995 Series B) Weekly VRDNs (JMG
                   Funding Limited Partnership)/(Societe Generale, Paris LOC)            7,600,000
     1,565,000     Ohio State Higher Education Facility, Revenue Bonds Weekly
                   VRDNs (Notre Dame College Project)/(National City Bank,
                   Cleveland, OH LOC)                                                    1,565,000
     1,000,000     Ohio State Public Facilities Commission, (Series II A),
                   5.20% Bonds (AMBAC INS), 5/1/1999                                     1,008,923
     4,400,000     Ohio State Public Facilities Commission, (Series II-1998A),
                   4.25% Bonds, 12/1/1998                                                4,402,260
     5,000,000     Ohio State Public Facilities Commission, (Series II-B),
                   4.50% Bonds, 11/1/1998                                                5,000,000
     3,200,000     Ohio State Public Facilities Commission, Higher Education
                   Cap Facs (Series II-B), 5.00% Bonds, 11/1/1998                        3,200,000
     2,500,000     Ohio State Water Development Authority, Multimodal Water
                   Development (Series 1993) Weekly VRDNs (Timken Co.)/
                   (Wachovia Bank of NC, N.A., Winston-Salem LOC)                        2,500,000
     5,000,000     Ohio State Water Development Authority, Ohio PCR Bonds
                   (Series 1989) Weekly VRDNs (Duquesne Light Power Co.)/(First
                   National Bank of Chicago LOC)                                         5,000,000
PRINCIPAL
AMOUNT                                                                                   VALUE
                   Short-Term Municipals -continued 1
                   OHIO-CONTINUED
 $  10,000,000     Ohio State Water Development Authority, PCR Refunding Bonds
                   Weekly VRDNs (General Motors Corp.)                              $   10,000,000
     4,000,000     Ohio State Water Development Authority, PCR Bonds (Series
                   1988), 3.60% CP (Duquesne Light Power Co.)/(Toronto-Dominion
                   Bank LOC), Mandatory Tender 11/12/1998                                4,000,000
    10,000,000     Ohio State Water Development Authority, Pollution Control
                   Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Philip
                   Morris Cos., Inc.)                                                   10,000,000
       400,000     Ohio State Weekly VRDNs (John Carroll University, OH)/(PNC
                   Bank, N.A. LOC)                                                         400,000
     4,350,000     Ohio State, Adjustable Rate Weekly VRDNs (General Motors
                   Corp.)                                                                4,350,000
     5,000,000     Ohio State, Environmental Improvement Revenue Bonds (Series
                   1996) Weekly VRDNs (Newark Group Industries, Inc.)/(Chase
                   Manhattan Bank N.A., New York LOC)                                    5,000,000
       930,000     Ohio State, IDR (Series 1991) Weekly VRDNs (Standby Screw,
                   Inc.)/(National City Bank, Columbus, OH LOC)                            930,000
     1,200,000     Ohio State, IDRB (Series 1994) Weekly VRDNs (Anomatic
                   Corp.)/(National City Bank, Columbus, OH LOC)                         1,200,000
     4,840,000     Ohio Water Development Authority, PA-201 Weekly VRDNs (AMBAC
                   INS)/(Merrill Lynch Capital Services, Inc. LIQ)                       4,840,000
     4,600,000     Oregon City, OH, (Series 1997-3), 4.00% BANs, 12/3/1998               4,600,581
     1,000,000     Orrville, OH IDA Weekly VRDNs (O.S. Associates/Contours,
                   Inc.)/(National City Bank, Cleveland, OH LOC)                         1,000,000
     2,000,000     Pickerington Local School District, OH, 4.04% BANs, 1/22/
                   1999                                                                  2,001,487
        35,000     Portage County, OH IDA Weekly VRDNs (D & W Associates)/(Bank
                   One, Ohio, N.A. LOC)                                                     35,000
     5,000,000     Portage County, OH IDA, (Series 1998) Weekly VRDNs (Amweld
                   Building Products, Inc.)/(First Union National Bank,
                   Charlotte, N.C. LOC)                                                  5,000,000
       305,000     Portage County, OH IDA, 3.90% TOBs (Neidlinger)/(KeyBank,
                   N.A. LOC), Optional Tender
                   3/1/1999                                                                305,000
     4,050,000     Portage County, OH IDA, Adjustable Rate IDRB's (Series 1996)
                   Weekly VRDNs
                   (Barnette Project)/(National City, Northeast LOC)                     4,050,000
       735,000     Portage County, OH IDA, Industries Revenue Bonds Weekly
                   VRDNs (Lovejoy Industries)/(Star Bank, NA, Cincinnati LOC)              735,000
     3,690,000     Preble Shawnee, OH Local Schools, 4.00% BANs, 3/31/1999               3,695,149
     5,000,000     Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs
                   (Rickenbacker Holdings, Inc.)/(Bank One, Ohio, N.A. LOC)              5,000,000
     4,275,000     Ross County, OH, Hospital Facilities Revenue Bonds (Series
                   1995) Weekly VRDNs (Medical Center Hospital Project)/(Fifth
                   Third Bank, Cincinnati LOC)                                           4,275,000
     2,000,000     Ross County, OH, Hospital Revenue Bonds Weekly VRDNs (Adena
                   Health System)/(Fifth Third Bank, Cincinnati LOC)                     2,000,000
     5,200,000     Scioto County, OH Hospital Authority Weekly VRDNs (AMBAC
                   INS)/(First National Bank of Chicago LIQ)                             5,200,000
PRINCIPAL
AMOUNT                                                                                   VALUE
                   Short-Term Municipals-continued 1
                   OHIO-CONTINUED
 $   1,600,000     Seneca County, OH Hospital Facility Authority Weekly VRDNs
                   (St. Francis Home)/(National City Bank, Cleveland, OH LOC)       $    1,600,000
     2,000,000     Seven Hills City, OH, (Series 1998), 3.85% BANs, 8-1/2/1999           2,000,741
       400,000     Solon, OH, IDR Weekly VRDNs (Graphic Laminating)/(KeyBank,
                   N.A. LOC)                                                               400,000
     1,000,000     South Euclid, OH, Sewer System Improvements, 3.95% BANs, 4/
                   7/1999                                                                1,001,037
       800,000     Stark County, OH IDR Weekly VRDNs (Sancap Abrasives, Inc.)/
                   (KeyBank, N.A. LOC)                                                     800,000
     6,600,000     Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/
                   (Bank One, Ohio, N.A. LOC)                                            6,600,000
     1,945,000     Stark County, OH IDR, (Series 1994) Weekly VRDNs (Wilkof
                   Morris)/(KeyBank, N.A. LOC)                                           1,945,000
     1,210,000     Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs
                   (Foundations Systems and Anchors, Inc. Project)/(Bank One,
                   Ohio, N.A. LOC)                                                       1,210,000
     1,140,000     Strongsville, OH, IDRB (Series 1994) Weekly VRDNs (Nutro
                   Machinery Corp., Project)/(Huntington National Bank,
                   Columbus, OH LOC)                                                     1,140,000
     2,250,000     Summit County, OH IDR Weekly VRDNs (Maison Aine Limited
                   Partnership)/
                   (KeyBank, N.A. LOC)                                                   2,250,000
     4,500,000     Summit County, OH IDR, (Series 1994) Weekly VRDNs (Harry
                   London Candies, Inc.)/
                   (Bank One, Ohio, N.A. LOC)                                            4,500,000
     1,300,000     Summit County, OH IDR, (Series 1997) Weekly VRDNs (Baker
                   McMillen Co.)/(National City, Northeast LOC)                          1,300,000
     3,180,000     Summit County, OH IDR, (Series 1997) Weekly VRDNs (Malco
                   Products, Inc.)/(Bank One, Ohio, N.A. LOC)                            3,180,000
       905,000     Summit County, OH IDR, 3.80% TOBs (Matech Machine Tool Co.)/
                   (Bank One, Ohio, N.A. LOC), Optional Tender 2/1/1999                    905,000
       745,000     Summit County, OH IDR, 3.80% TOBs (S.D. Meyers, Inc.)/(Bank
                   One, Ohio, N.A. LOC), Optional Tender 2/15/1999                         745,000
       975,000     Summit County, OH IDR, 3.85% TOBs (Rogers Industrial
                   Products, Inc.)/(Bank One, Ohio, N.A. LOC), Optional Tender
                   11/1/1998                                                               975,000
       590,000     Summit County, OH IDR, 3.90% TOBs (Bechmer-Boyce Project)/
                   (KeyBank, N.A. LOC), Optional Tender 1/15/1999                          590,000
       290,000     Summit County, OH IDR, 3.90% TOBs (Keltec Industries)/(Bank
                   One, Ohio, N.A. LOC), Optional Tender 3/1/1999                          290,000
       690,000     Summit County, OH IDR, 3.90% TOBs (Universal Rack)/(National
                   City Bank, Cleveland,
                   OH LOC), Optional Tender 3/1/1999                                       690,000
     1,325,000     Summit County, OH IDR, Adjustable Rate IDRB's (Series 1996)
                   Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A.
                   LOC)                                                                  1,325,000
       755,000     Summit County, OH IDR, Bonds (Series 1994) Weekly VRDNs
                   (Austin Printing Co., Inc.)/(Bank One, Ohio, N.A. LOC)                  755,000
     2,545,000     Summit County, OH IDR, IDRB (Series 1994B) Weekly VRDNs
                   (Harry London Candies, Inc.)/(Bank One, Ohio, N.A. LOC)               2,545,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                   Short-Term Municipals-continued 1
                   OHIO-CONTINUED
 $     745,000     Summit County, OH IDR, IDRB (Series 1995) Weekly VRDNs
                   (Cardtech Project (OH))/(KeyBank, N.A. LOC)                      $      745,000
     1,215,000     Summit County, OH IDR, Industrial Development Bonds (Series
                   1996) Weekly VRDNs (Creative Screen Print Project)/(National
                   City, Northeast LOC)                                                  1,215,000
     1,045,000     Summit County, OH IDR, Multi-Mode Variable Rate I Weekly
                   VRDNs (Mastergraphics, Inc. Project)/(KeyBank, N.A. LOC)              1,045,000
     2,155,000     Summit County, OH IDR, Variable Rate IDRB's (Series 1998A)
                   Weekly VRDNs
                   (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC)                             2,155,000
     6,000,000     Summit County, OH, (Series A), 4.50% BANs, 6/3/1999                   6,025,399
     3,415,000     Summit County, OH, Adjustable Rate Healthcare Facilities
                   Revenue Bonds (Series 1996) Weekly VRDNs (United Disability
                   Services, Inc.)/(FirstMerit Bank, N.A. LOC)                           3,415,000
     3,200,000     Toledo, OH, Adjustable Rate City Services Special Assessment
                   Notes (Services 1997) Weekly VRDNs (Canadian Imperial Bank
                   of Commerce, Toronto LOC)                                             3,200,000
     4,000,000     Toledo-Lucas County, OH Port Authority, Airport Development
                   Revenue Bonds
                   Series 1996-1) Weekly VRDNs (Burlington Air Express, Inc.)/
                   (ABN AMRO Bank N.V.,
                   Amsterdam LOC)                                                        4,000,000
     1,000,000     Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs
                   (Medusa Corp.)/(Bayerische Vereinsbank AG, Munich LOC)                1,000,000
     2,100,000     Trumbull County, OH IDA, (Series 1989) Weekly VRDNs
                   (McSonald Steel Corp.)/
                   (PNC Bank, N.A. LOC)                                                  2,100,000
     1,270,000     Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994)
                   Weekly VRDNs
                   (Churchill Downs, Inc.)/(Bank One, Ohio, N.A. LOC)                    1,270,000
     1,050,000     Tuscarawas County, OH, Adjustable Rate IDRB's (Series 1995)
                   Weekly VRDNs
                   (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC)                 1,050,000
     2,650,000     Williams County, OH, Multi-Mode Variable Rate IDRB's (Series
                   1996) Weekly VRDNs (Allied Moulded Products, Inc.)/(KeyBank,
                   N.A. LOC)                                                             2,650,000
     1,030,000     Willoughby City, OH, IDR Refunding Bonds (Series 1995A)
                   Weekly VRDNs (Pine Ridge Shopping Center Company Project)/
                   (Star Bank, N.A., Cincinnati LOC)                                     1,030,000
     1,095,000     Willoughby City, OH, IDR Revenue Bonds (Series 1995 B)
                   Weekly VRDNs (Pine Ridge Shopping Center Company Project)/
                   (Star Bank, N.A., Cincinnati LOC)                                     1,095,000
     1,000,000     Wood County, OH Weekly VRDNs (Principle Business
                   Enterprises)/(National City Bank, Cleveland, OH LOC)                  1,000,000
     2,030,000     Wood County, OH, EDRB Weekly VRDNs (Roe Inc. Project)/
                   (Huntington National Bank, Columbus, OH LOC)                          2,030,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                   Short-Term Municipals -continued 1
                   OHIO-CONTINUED
 $   1,000,000     Wood County, OH, Williams Industrial Service, Inc., Project
                   Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington
                   National Bank, Columbus, OH LOC)                                 $    1,000,000
     3,950,000     Youngstown, OH, Adjustable Rate Demand IDRB's (Series 1996A)
                   Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(Marine
                   Midland Bank N.A., Buffalo, NY LOC)                                   3,950,000
                   Total Investments (at amortized cost) 3                           $ 566,006,031


Securities that are subject to Alternative Minimum Tax represent 44.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 1998, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (Unaudited)


FIRST TIER   SECOND TIER
96.0%        4.0%


2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $35,105,000 which represents 6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($569,237,375) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
BANs  -Bond Anticipation Notes
COL   -Collateralized
CP    -Commercial Paper
EDRB  -Economic Development Revenue Bonds
FSA   -Financial Security Assurance
GNMA  -Government National Mortgage Association
GTD   -Guaranty
HFA   -Housing Finance Authority
IDA   -Industrial Development Authority
IDR   -Industrial Development Revenue
IDRB  -Industrial Development Revenue Bond
INS   -Insured
LIQ   -Liquidity Agreement
LOC   -Letter of Credit
MBIA  -Municipal Bond Investors Assurance
PCR   -Pollution Control Revenue
PLC   -Public Limited Company
RANs  -Revenue Anticipation Notes
SA    -Support Agreement
TANs  -Tax Anticipation Notes
TOBs  -Tender Option Bonds
VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                    $ 566,006,031
Cash                                                                                  361,802
Income receivable                                                                   3,658,143
Receivable for shares sold                                                              3,212
Total assets                                                                      570,029,188
LIABILITIES:
Payable for shares redeemed                                       $  18,618
Income distribution payable                                         530,528
Accrued expenses                                                    242,667
Total liabilities                                                                     791,813
Net Assets for 569,237,375 shares outstanding                                   $ 569,237,375
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SERVICE SHARES:
$94,895,944 / 94,895,944 shares outstanding                                             $1.00
CASH II SHARES:
$342,946,498 / 342,946,498 shares outstanding                                           $1.00
INSTITUTIONAL SHARES:
$131,394,933 / 131,394,933 shares outstanding                                           $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                            $ 16,793,463
EXPENSES:
Investment advisory fee                                                          $  1,795,830
Administrative personnel and services fee                                             338,546
Custodian fees                                                                         15,476
Transfer and dividend disbursing agent fees and expenses                              308,672
Directors'/Trustees' fees                                                               2,258
Auditing fees                                                                          13,000
Legal fees                                                                             16,903
Portfolio accounting fees                                                             110,848
Distribution services fee-Cash II Shares                                              847,854
Shareholder services fee-Institutional Service Shares                                 208,486
Shareholder services fee-Cash II Shares                                               706,545
Shareholder services fee-Institutional Shares                                         207,293
Share registration costs                                                               47,435
Printing and postage                                                                   34,042
Insurance premiums                                                                     28,241
Miscellaneous                                                                           4,249
Total expenses                                                                      4,685,678
WAIVERS:
Waiver of investment advisory fee                             $ (1,034,602)
Waiver of distribution services fee-Cash II Shares                (141,309)
Waiver of shareholder services fee-Institutional Service
Shares                                                             (41,697)
Waiver of shareholder services fee-Institutional Shares           (207,293)
Total waivers                                                                      (1,424,901)
Net expenses                                                                                           3,260,777
Net investment income                                                                               $ 13,532,686

(See Notes which are an integral part of the Financial Statements)

Statement of Changes in Net Assets

YEAR ENDED OCTOBER 31                                                     1998                   1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $     13,532,686       $     11,151,320
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Service Shares                                           (2,641,476)            (2,309,907)
Cash II Shares                                                         (8,076,502)            (6,696,096)
Institutional Shares                                                   (2,814,708)            (2,145,317)
Change in net assets resulting from distributions to
shareholders                                                          (13,532,686)           (11,151,320)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        2,158,852,726          1,714,819,513
Net asset value of shares issued to shareholders in payment
of distributions declared                                               8,564,300              7,135,525
Cost of shares redeemed                                            (1,979,838,390)        (1,678,846,130)
Change in net assets resulting from share transactions                187,578,636             43,108,908
Change in net assets                                                  187,578,636             43,108,908
NET ASSETS:
Beginning of period                                                   381,658,739            338,549,831
End of period                                                    $    569,237,375       $    381,658,739


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares, and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998 is as follows:

                              ACQUISITION    ACQUISITION
SECURITY                      DATE           COST
Franklin County, OH,
PT-156 (Series 1993A)         1/23/1998      4,995,000
Ohio HFA, PT-239
(Series 1990-C)               10/9/1998      7,775,000
Ohio HFA, Variable Rate
Certificates (Series 1998Q)   8/25/1998     20,000,000
Cleveland, OH Parking
Facilities, PA-182
(Series 1996)                 10/10/1997     2,335,000


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $569,237,375.

Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                              1998              1997
INSTITUTIONAL SHARES:
Shares sold                                                    841,971,973      663,912,689
Shares issued to shareholders in payment of distributions
declared                                                            96,964          122,235
Shares redeemed                                               (766,384,422)    (681,004,550)
Net change resulting from Institutional share transactions      75,684,515      (16,969,626)

YEAR ENDED OCTOBER 31                                        1998              1997
CASH II SHARES:
Shares sold                                                  1,005,297,220      846,566,747
Shares issued to shareholders in payment of distributions
declared                                                         7,890,344        6,536,111
Shares redeemed                                               (915,569,899)    (813,922,799)
 Net change resulting from Cash II share transactions           97,617,665       39,180,059

YEAR ENDED OCTOBER 31                                        1998              1997
INSTITUTIONAL SERVICE SHARES:
Shares sold                                                    311,583,533      204,340,077
Shares issued to shareholders in payment of distributions
declared                                                           576,992          477,179
Shares redeemed                                               (297,884,069)    (183,918,781)
Net change resulting from Institutional Service share
transactions                                                    14,276,456       20,898,475
Net change resulting from share transactions                   187,578,636       43,108,908


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of Cash II Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended October 31, 1998, the Fund shares did not incur a shareholder services fee. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $700,580,000 and $652,664,786, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 64.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.4% of total investments.

Report of Independent Public Accountants

To the Board of Trustees of Federated Municipal Trust

and the Shareholders of Ohio Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998


[Graphic]

PROSPECTUS

Ohio Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES

December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]
Ohio Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229659
G00211-01-IS (12/98)

[Graphic]

[Graphic]

PROSPECTUS

Ohio Municipal Cash Trust



A Portfolio of Federated Municipal Trust



INSTITUTIONAL SERVICE SHARES



A money market mutual fund seeking current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



December 31, 1998

CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which

the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  10

Financial Information  11

Last Meeting of Shareholders  11

Report of Independent Public Accountants  30



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Ohio state income taxes. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE



[Graphic] - See Appendix C-10

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.38%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 0.95% (quarter ended June 30, 1991). Its lowest quarterly return was 0.52% (quarter ended March 31, 1994).

The Fund's Institutional Service Shares Seven-Day Net Yield as of 12/31/97 was 3.61%.

The following table represents the Fund's Institutional Service Shares Average Total Return through 12/31/97.

CALENDAR PERIOD          FUND
1 Year                   3.33%
5 Years                  3.01%
Start of Performance 1   3.16%

1     The Fund's Institutional Service Shares start of performance date was
April 22, 1991.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

OHIO MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Service Shares.



SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses that are Deducted from Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                      0.40%
Distribution (12b-1) Fee                                                              None
Shareholder Services Fee 3                                                            0.25%
Other Expenses                                                                        0.20%
Total Annual Fund Operating Expenses                                                  0.85%
1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.
 Waiver of Fund Expenses                                                              0.28%
 Total Actual Annual Fund Operating Expenses (after waivers)                          0.57%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the  voluntary waiver)
was 0.17% for the year ended October 31, 1998.
3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.20% for the fiscal year ended October 31, 1998.



EXAMPLE

The following Example is intended to help you compare the cost of investing in the Ohio Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Ohio Municipal Cash Trust's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR    3 YEARS   5 YEARS    10 YEARS
Expenses assuming
no redemption            $87       $271       $471      $1,049



What are the Fund's Investment Strategies?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?



TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.



VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

INVESTMENT RATINGS



The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Ohio. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash II Shares each representing interests in a single portfolio of securities.



This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in Ohio tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time).

You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company



Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.



BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND



BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:



Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



All requests must include:

* Fund Name and Share Class, account number and account registration;



* amount to be redeemed; and



* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.



SIGNATURE GUARANTEES



Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.



REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:



* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.



CHECKWRITING



You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.



DEBIT CARD



You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS



TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.



Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Ohio state personal income tax to the extent they are derived from interest on obligations exempt from Ohio personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Last Meeting of Shareholders

A special meeting of shareholders of Ohio Municipal Cash Trust was held on May 21, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 407,796,744 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM

To approve or disapprove amending and changing from fundamental to an operating policy the Fund's ability to invest in restricted securities. The results of shareholders voting were as follows:

SHARES VOTED   SHARES VOTED   SHARES      BROKER
FOR            AGAINST        ABSTAINED   NON-VOTE
221,451,369    6,231,898      8,923,545   17,751



Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights-Institutional Service Shares

(For a share outstanding throughout each period)



Reference is made to the Report of Independent Public Accountants on page 30.

YEAR ENDED OCTOBER 31                       1998        1997        1996        1995        1994
                                         <C
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03        0.03        0.03        0.04        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)      (0.03)      (0.04)      (0.02)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                3.22%       3.29%       3.27%       3.61%       2.41%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                      0.57%       0.57%       0.57%       0.57%       0.55%
Net investment income                         3.17%       3.25%       3.23%       3.56%       2.36%
Expense waiver/reimbursement 2                0.28%       0.28%       0.31%       0.29%       0.07%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $94,896     $80,619     $59,721     $72,931     $62,499


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments



October 31, 1998

PRINCIPAL
AMOUNT                                                                                VALUE
                  Short-Term Municipals-99.4% 1
                  OHIO-99.4%
 $  2,250,000     Akron, Bath & Copley, OH Joint Township Weekly VRDNs
                  (Visiting Nurses)/(National City Bank, Cleveland, OH LOC)        $   2,250,000
    1,925,000     Akron, OH, Street Improvement Special Assessment Notes
                  (Series 1997), 4.26% RANs, 12/18/1998                                1,925,976
    3,000,000     American Municipal Power-Ohio, Inc., Electric System
                  Improvement Revenue Bonds, 3.85% BANs (Bryan, OH), 8/27/1999         3,000,000
    2,425,000     Ashland County, OH Health Care Weekly VRDNs (Brethren Care,
                  Inc.)/(National City Bank, Ohio LOC)                                 2,425,000
    1,750,000     Ashland, OH, 3.95% TANs, 7/15/1999                                   1,752,954
   28,560,000     Banc One Capital Higher Education Tax-Exempt Income Trust,
                  (Series 2 Certificates of Ownership) Weekly VRDNs (Bank One,
                  Kentucky LOC)                                                       28,560,000
    5,875,000     Belmont County, OH Weekly VRDNs (Lesco, Inc.)/(PNC Bank,
                  N.A. LOC)                                                            5,875,000
    1,400,000     Belmont County, OH, 4.18% BANs, 12/1/1998                            1,400,311
    3,140,000     Bowling Green, OH, (Series 1998), 3.80% BANs, 6/17/1999              3,140,944
    4,000,000     Brookville, OH, (Series 1988) Weekly VRDNs (Green Tokai)/
                  (Bank of Tokyo-Mitsubishi Ltd. LOC)                                  4,000,000
    3,100,000     Butler County, OH, 3.50% BANs, 3/19/1999                             3,104,654
    1,500,000     Butler County, OH, 4.10% BANs, 8/5/1999                              1,504,383
    5,750,000     Clark County, OH, Multifamily Housing Revenue Bonds (Series
                  1997) Weekly VRDNs (Ohio Masonic Home)/(Huntington National
                  Bank, Columbus, OH LOC)                                              5,750,000
    6,900,000     Clermont County, OH, Variable Rate IDRB's (Series 1997)
                  Weekly VRDNs (Buriot International, Inc.)/(KeyBank, N.A. LOC)        6,900,000
    2,110,000     Cleveland, OH Airport System, Series C, 4.25% Bonds (FSA
                  INS), 1/1/1999                                                       2,111,516
    2,000,000     Cleveland, OH IDA, (Series B), 4.50% BANs, 10/1/1999                 2,019,618
    2,335,000  2  Cleveland, OH Parking Facilities, PA-182 (Series 1996)
                  Weekly VRDNs (MBIA INS)/(Merrill Lynch Capital Services,
                  Inc. LIQ)                                                            2,335,000
    1,600,000     Clinton County, OH Hospital Authority Weekly VRDNs (Clinton
                  Memorial Hospital)/(National City Bank, Columbus, OH LOC)            1,600,000
    1,700,000     Columbiana County, OH, Industrial Development Revenue Bonds
                  Weekly VRDNs (C & S Land Company Project)/(Bank One, Ohio,
                  N.A. LOC)                                                            1,700,000
    5,000,000     Cuyahoga County, OH Hospital Authority, (Series 1998B)
                  Weekly VRDNs (Cleveland Clinic)/(Chase Manhattan Bank N.A.,
                  New York LIQ)                                                        5,000,000
    2,000,000     Cuyahoga County, OH Hospital Authority, (Series C) Weekly
                  VRDNs (Cleveland Clinic)/(Bank of America NT and SA, San
                  Francisco LIQ)                                                       2,000,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                  Short-Term Municipals-continued 1
                  OHIO-CONTINUED
$     500,000     Cuyahoga County, OH IDA Weekly VRDNs (Animal Protection
                  League (Cuyahoga County))/(KeyBank, N.A. LOC)                   $      500,000
    1,350,000     Cuyahoga County, OH IDA Weekly VRDNs (East Park Community,
                  Inc.)/(KeyBank, N.A. LOC)                                            1,350,000
    2,350,000     Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking Co.)/
                  (KeyBank, N.A. LOC)                                                  2,350,000
      260,000     Cuyahoga County, OH IDA Weekly VRDNs (Interstate Diesel
                  Service, Inc.)/(Huntington National Bank, Columbus, OH LOC)            260,000
      850,000     Cuyahoga County, OH IDA Weekly VRDNs (Premier Manufacturing
                  Corp.)/(National City Bank, Kentucky LOC)                              850,000
    2,600,000     Cuyahoga County, OH IDA, (Series 1988) Weekly VRDNs (Trebmal
                  Landerhaven)/(Star Bank, NA, Cincinnati LOC)                         2,600,000
    3,100,000     Cuyahoga County, OH IDA, (Series 1997) Weekly VRDNs
                  (Northstar Plastics, Inc.)/(Bank One, Ohio, N.A. LOC)                3,100,000
    1,700,000     Cuyahoga County, OH IDA, IDRB (Series 1995) Weekly VRDNs
                  (Avalon Precision Casting Co. Project)/(KeyBank, N.A. LOC)           1,700,000
    3,500,000     Dayton, OH Department of Aviation, (Series 1998), 3.65%
                  BANs, 6/15/1999                                                      3,503,796
    1,755,000     Delaware County, OH, (Street Improvement), 4.00% BANs,
                  7/28/1999                                                            1,758,738
    1,585,000     Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air
                  Waves, Inc. Project)/(KeyBank, N.A. LOC)                             1,585,000
    5,000,000     Dublin, OH, (Series 1998B), 3.75% BANs, 12/17/1998                   5,000,302
    8,500,000     Dublin, OH, Industrial Development Refunding Revenue Bonds
                  (Series 1997) Weekly VRDNs (Witco Corp.)/(Fleet National
                  Bank, Springfield, MA LOC)                                           8,500,000
    5,055,000     Erie County, OH, Adjustable Rate Demand Health Care
                  Facilities Bonds (Series 1996A) Weekly VRDNs (Providence
                  Care Center)/(Fifth Third Bank of Northwestern OH LOC)               5,055,000
    1,150,000     Fairfield County, OH, 4.45% BANs, 7/27/1999                          1,156,105
    1,750,000     Fairlawn City, OH, 3.90% BANs, 1/20/1999                             1,750,933
    7,000,000     Franklin County, OH Hospital Facility Authority, (Series
                  1992) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank,
                  Cincinnati LOC)                                                      7,000,000
    4,500,000     Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(PNC
                  Bank, Ohio, N.A. LOC)                                                4,500,000
    2,820,000     Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing
                  Corp.)/(Fifth Third Bank, Cincinnati LOC)                            2,820,000
    3,130,000     Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon
                  L.L.C. Project)/(Norwest Bank Minnesota, Minneapolis LOC)            3,130,000
    4,900,000     Franklin County, OH IDA, Adjustable Rate Demand IDRB's
                  (Series 1996A) Weekly VRDNs (Carams, Ltd.)/(Huntington
                  National Bank, Columbus, OH LOC)                                     4,900,000
    1,815,000     Franklin County, OH IDA, Adjustable Rate Demand IDRB's
                  (Series 1996B) Weekly VRDNs (Carams, Ltd.)/(Huntington
                  National Bank, Columbus, OH LOC)                                     1,815,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                  Short-Term Municipals-continued 1
                  OHIO-CONTINUED
 $  1,810,000     Franklin County, OH, Adjustable Rate Demand Economic
                  Development Revenue Refunding Bonds (Series 1996) Weekly
                  VRDNs (CPM Investments)/(Huntington National Bank, Columbus,
                  OH LOC)                                                         $    1,810,000
    4,500,000     Franklin County, OH, Adjustable Rate Demand Multifamily
                  Housing Revenue Bonds (Series 1998), 3.85% TOBs (Jefferson
                  Chase L.P.)/(Fifth Third Bank, Cincinnati LOC), Mandatory
                  Tender 12/1/1998                                                     4,500,000
    1,350,000     Franklin County, OH, Health Care Facilities Revenue Bonds
                  (Series 1994) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third
                  Bank of Northwestern OH LOC)                                         1,350,000
   21,300,000     Franklin County, OH, Hospital Revenue Bonds (Series 1995)
                  Weekly VRDNs (Holy Cross Health System Corp.)/(Morgan
                  Guaranty Trust Co., New York LIQ)                                   21,300,000
    4,995,000  2  Franklin County, OH, PT156 (Series 1993A), 3.75% TOBs
                  (Riverside United Methodist Hospital)/(AMBAC INS)/
                  (Bayerische Hypotheken-Und Wechsel-Bank Ag LIQ), Optional
                  Tender 1/14/1999                                                     4,995,000
    1,000,000     Hamilton County, OH Health System Weekly VRDNs (West Park
                  Community)/(Fifth Third Bank, Cincinnati LOC)                        1,000,000
    2,000,000     Hamilton, OH, (Issue I & IV), 3.75% BANs, 6/11/1999                  2,000,000
    1,305,000     Hamilton, OH, 3.49% BANs, 10/22/1999                                 1,307,329
    7,500,000     Henry County, OH, Series 1996 Automatic Feed Project Weekly
                  VRDNs (Huntington National Bank, Columbus, OH LOC)                   7,500,000
    3,600,000     Hilliard, OH, Adjustable Rate IDRB's (Series 1996) Weekly
                  VRDNs (Medex, Inc.)/(Bank One, Ohio, N.A. LOC)                       3,600,000
    2,000,000     Holmes County, OH IDA Weekly VRDNs (Poultry Processing)/
                  (Rabobank Nederland, Utrecht LOC)                                    2,000,000
    1,095,000     Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs
                  (Lasermike, Inc. Project)/(KeyBank, N.A. LOC)                        1,095,000
    1,723,000     Huber Heights, OH, Various Purpose Assessment, 3.74% BANs,
                  3/12/1999                                                            1,723,235
    1,700,000     Kent, OH, Adjustable Rate IDRB's (Series 1994) Weekly VRDNs
                  (Raven's Metal Products, Inc. Project)/(FirstMerit Bank,
                  N.A. LOC)                                                            1,700,000
    3,160,000     Lake County, OH, Adjustable Rate IDRB's (Series 1996) Weekly
                  VRDNs (Apsco Properties, LTD.)/(FirstMerit Bank, N.A. LOC)           3,160,000
    3,975,000     Lorain Port Authority, OH, (Series 1994) Weekly VRDNs
                  (Spitzer Great Lakes Ltd., Inc.)/(Bank One, Ohio, N.A. LOC)          3,975,000
    1,105,000     Lorain Port Authority, OH, Adjustable Rate Demand Port
                  Development Refunding Revenue Bonds (Series 1996) Weekly
                  VRDNs (Spitzer Project)/(Bank One, Ohio, N.A. LOC)                   1,105,000
    8,305,000     Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs
                  (Brush Wellman, Inc.)/(National City Bank, Cleveland, OH LOC)        8,305,000
    1,100,000     Louisville City, OH, 4.25% BANs, 5/3/1999                            1,101,592
      400,000     Lucas County, OH IDA Weekly VRDNs (Kuhlman Corp.)/(KeyBank,
                  N.A. LOC)                                                              400,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                  Short-Term Municipals-continued 1
                  OHIO-CONTINUED
$   1,510,000     Lucas County, OH, Hospital Facility Improvement Revenue
                  Bonds (Series 93) Weekly VRDNs (Lott Industries, Inc.)/
                  (National City Bank, Cleveland, OH LOC)                          $    1,510,000
      220,000     Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs
                  (Sunshine Children's Home)/(National City Bank, Cleveland,
                  OH LOC)                                                                220,000
    2,150,000     Lyndhurst, OH, 3.875% BANs, 3/17/1999                                2,151,738
    5,325,000     Mahoning County, OH Multifamily HFA Weekly VRDNs
                  (International Towers, Inc.)/(PNC Bank, N.A. LOC)                    5,325,000
    5,360,000     Mahoning County, OH, Housing Revenue Bonds (Series 1995)
                  Weekly VRDNs (Copeland Oaks Project)/(Bank One, Ohio,
                  N.A.  LOC)                                                           5,360,000
      310,000     Mansfield, OH, IDR Weekly VRDNs (Designed Metal Products,
                  Inc.)/(Bank One, Ohio, N.A. LOC)                                       310,000
    1,500,000     Marion County, OH Health Care Facilities Weekly VRDNs
                  (Marion Area Counseling Center, Inc.)/(Huntington National
                  Bank, Columbus, OH LOC)                                              1,500,000
    1,135,000     Marion County, OH Hospital Authority, (Series 1991) Weekly
                  VRDNs (Marion County, OH Pooled Hospital Program)/(Bank One,
                  Ohio, N.A. LOC)                                                      1,135,000
    1,150,000     Mason City, OH, 3.95% BANs, 12/17/1998                               1,150,209
    3,500,000     Mayfield Village, OH IDA Weekly VRDNs (Beta Campus Co.)/
                  (KeyBank, N.A. LOC)                                                  3,500,000
    7,400,000     Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71
                  Associates Ltd.)/(Westdeutsche Landesbank Girozentrale LOC)          7,400,000
    6,250,000     Medina County, OH, (Series 1998) Weekly VRDNs (Mack
                  Industries)/(Huntington National Bank, Columbus, OH LOC)             6,250,000
    3,000,000     Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day
                  Enterprises)/(KeyBank, N.A. LOC)                                     3,000,000
    5,400,000     Medina County, OH, Solid Waste Disposal Revenue Bonds
                  (Series 1995) Weekly VRDNs (Valley City Steel Company
                  Project)/(KeyBank, N.A. LOC)                                         5,400,000
    1,750,000     Mentor Village, OH School District, 3.95% BANs, 5/6/1999             1,750,599
    3,280,000     Mentor, OH, Adjustable Rate IDRB's (Series 1997) Weekly
                  VRDNs (Risch Investments/Roll Kraft, Inc.)/(Bank One, Ohio,
                  N.A. LOC)                                                            3,280,000
    4,500,000     Miami County, OH, 3.90% BANs, 7/15/1999                              4,506,696
    4,675,000     Montgomery County, OH, Variable Rate Limited Obligation
                  Revenue Bonds (Series 1996) Weekly VRDNs (Society of St.
                  Vincent De Paul)/(National City Bank, Ohio LOC)                      4,675,000
    1,870,000     Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
                  Partnership)/(Huntington National Bank, Columbus, OH LOC)            1,870,000
   10,000,000     New Albany, OH Community Authority, Adjustable Rate Multi-
                  Purpose Infrastructure Improvement Bonds, (Series A) Weekly
                  VRDNs (Huntington National Bank, Columbus, OH LOC)                  10,000,000
      730,000     North Olmsted, OH IDA, 3.95% TOBs (Therm-All)/(National City
                  Bank, Ohio LOC), Optional Tender 2/1/1999                              730,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                  Short-Term Municipals-continued 1
                  OHIO-CONTINUED
$   1,175,000     Ohio HFA Weekly VRDNs (Westchester Village)/(KeyBank,
                  N.A. LOC)                                                       $    1,175,000
    7,775,000   2 Ohio HFA, (Series 1990-C) PT-239, 3.15% TOBs (GNMA COL)/
                  (Credit Suisse First Boston LIQ), Optional Tender 9/8/1999           7,775,000
    6,835,000     Ohio HFA, 3.85% TOBs (Lincoln Park Associates)/(Bank One,
                  Ohio, N.A. LOC), Optional Tender 11/1/1998                           6,835,000
    2,680,000     Ohio HFA, PT-122 Weekly VRDNs (GNMA COL)/(Banco Santander SA
                  LIQ)                                                                 2,680,000
   10,000,000     Ohio HFA, Residential Mortgage Revenue Notes (1998 Series A-2),
                  3.80% BANs, 3/1/1999                                                10,000,000
    5,195,000     Ohio HFA, Single Family Mortgage (Series PT-71) Weekly VRDNs
                  (GNMA COL)/(Commerzbank AG, Frankfurt LIQ)                           5,195,000
    8,880,000     Ohio HFA, Trust Receipts (Series 1996 FR/RI-6) Weekly VRDNs
                  (GNMA COL)/(Bank of New York, New York LIQ)                          8,880,000
    3,300,000     Ohio HFA, Trust Receipts (Series 1997 FR/RI-14) Weekly VRDNs
                  (GNMA GTD)/(Bank of New York, New York LIQ)                          3,300,000
    9,250,000     Ohio HFA, Trust Receipts, (Series 1996 FR/RI-5) Weekly VRDNs
                  (GNMA COL)/(Bank of New York, New York LIQ)                          9,250,000
   20,000,000  2  Ohio HFA, Variable Rate Certificates (Series 1998Q), 3.75%
                  TOBs (GNMA COL)/(Bank of America NT and SA, San Francisco
                  LIQ), Optional Tender 8/4/1999                                      20,000,000
    1,000,000     Ohio State Air Quality Development Authority Weekly VRDNs
                  (Timken Co.)/(Credit Suisse First Boston LOC)                        1,000,000
    2,800,000     Ohio State Air Quality Development Authority, (Series 1988A)
                  Weekly VRDNs (PPG Industries, Inc.)                                  2,800,000
    3,000,000     Ohio State Air Quality Development Authority, (Series C),
                  4.20% TOBs (Ohio Edison Co.)/(Barclays Bank PLC, London
                  LOC), Optional Tender 9/1/1999                                       3,008,826
    7,600,000     Ohio State Air Quality Development Authority, Air Quality
                  Development Revenue Bonds (1995 Series B) Weekly VRDNs (JMG
                  Funding Limited Partnership)/(Societe Generale, Paris LOC)           7,600,000
    1,565,000     Ohio State Higher Education Facility, Revenue Bonds Weekly
                  VRDNs (Notre Dame College Project)/(National City Bank,
                  Cleveland, OH LOC)                                                   1,565,000
    1,000,000     Ohio State Public Facilities Commission, (Series II A),
                  5.20% Bonds (AMBAC INS), 5/1/1999                                    1,008,923
    4,400,000     Ohio State Public Facilities Commission, (Series II-1998A),
                  4.25% Bonds, 12/1/1998                                               4,402,260
    5,000,000     Ohio State Public Facilities Commission, (Series II-B),
                  4.50% Bonds, 11/1/1998                                               5,000,000
    3,200,000     Ohio State Public Facilities Commission, Higher Education
                  Cap Facs (Series II-B), 5.00% Bonds, 11/1/1998                       3,200,000
    2,500,000     Ohio State Water Development Authority, Multimodal Water
                  Development (Series 1993) Weekly VRDNs (Timken Co.)/
                  (Wachovia Bank of NC, N.A., Winston-Salem LOC)                       2,500,000
    5,000,000     Ohio State Water Development Authority, Ohio PCR Bonds
                  (Series 1989) Weekly VRDNs (Duquesne Light Power Co.)/(First
                  National Bank of Chicago LOC)                                        5,000,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                  Short-Term Municipals-continued 1
                  OHIO-CONTINUED
$  10,000,000     Ohio State Water Development Authority, PCR Refunding Bonds
                  Weekly VRDNs (General Motors Corp.)                             $   10,000,000
    4,000,000     Ohio State Water Development Authority, PCR Bonds (Series
                  1988), 3.60% CP (Duquesne Light Power Co.)/(Toronto-Dominion
                  Bank LOC), Mandatory Tender 11/12/1998                               4,000,000
   10,000,000     Ohio State Water Development Authority, Pollution Control
                  Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Philip
                  Morris Cos., Inc.)                                                  10,000,000
      400,000     Ohio State Weekly VRDNs (John Carroll University, OH)/(PNC
                  Bank, N.A. LOC)                                                        400,000
    4,350,000     Ohio State, Adjustable Rate Weekly VRDNs (General Motors
                  Corp.)                                                               4,350,000
    5,000,000     Ohio State, Environmental Improvement Revenue Bonds (Series
                  1996) Weekly VRDNs (Newark Group Industries, Inc.)/(Chase
                  Manhattan Bank N.A., New York LOC)                                   5,000,000
      930,000     Ohio State, IDR (Series 1991) Weekly VRDNs (Standby Screw,
                  Inc.)/(National City Bank, Columbus, OH LOC)                           930,000
    1,200,000     Ohio State, IDRB (Series 1994) Weekly VRDNs (Anomatic
                  Corp.)/(National City Bank, Columbus, OH LOC)                        1,200,000
    4,840,000     Ohio Water Development Authority, PA-201 Weekly VRDNs (AMBAC
                  INS)/(Merrill Lynch Capital Services, Inc. LIQ)                      4,840,000
    4,600,000     Oregon City, OH, (Series 1997-3), 4.00% BANs, 12/3/1998              4,600,581
    1,000,000     Orrville, OH IDA Weekly VRDNs (O.S. Associates/Contours,
                  Inc.)/(National City Bank, Cleveland, OH LOC)                        1,000,000
    2,000,000     Pickerington Local School District, OH, 4.04% BANs,
                  1/22/1999                                                            2,001,487
       35,000     Portage County, OH IDA Weekly VRDNs (D & W Associates)/(Bank
                  One, Ohio, N.A. LOC)                                                    35,000
    5,000,000     Portage County, OH IDA, (Series 1998) Weekly VRDNs (Amweld
                  Building Products, Inc.)/(First Union National Bank,
                  Charlotte, N.C. LOC)                                                 5,000,000
      305,000     Portage County, OH IDA, 3.90% TOBs (Neidlinger)/(KeyBank,
                  N.A. LOC), Optional Tender
                  3/1/1999                                                               305,000
    4,050,000     Portage County, OH IDA, Adjustable Rate IDRB's (Series 1996)
                  Weekly VRDNs (Barnette Project)/(National City, Northeast LOC)       4,050,000
      735,000     Portage County, OH IDA, Industries Revenue Bonds Weekly
                  VRDNs (Lovejoy Industries)/(Star Bank, NA, Cincinnati LOC)             735,000
    3,690,000     Preble Shawnee, OH Local Schools, 4.00% BANs, 3/31/1999              3,695,149
    5,000,000     Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs
                  (Rickenbacker Holdings, Inc.)/(Bank One, Ohio, N.A. LOC)             5,000,000
    4,275,000     Ross County, OH, Hospital Facilities Revenue Bonds (Series
                  1995) Weekly VRDNs (Medical Center Hospital Project)/(Fifth
                  Third Bank, Cincinnati LOC)                                          4,275,000
    2,000,000     Ross County, OH, Hospital Revenue Bonds Weekly VRDNs (Adena
                  Health System)/(Fifth Third Bank, Cincinnati LOC)                    2,000,000
    5,200,000     Scioto County, OH Hospital Authority Weekly VRDNs (AMBAC
                  INS)/(First National Bank of Chicago LIQ)                            5,200,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                  Short-Term Municipals-continued 1
                  OHIO-CONTINUED
$   1,600,000     Seneca County, OH Hospital Facility Authority Weekly VRDNs
                  (St. Francis Home)/(National City Bank, Cleveland, OH LOC)      $    1,600,000
    2,000,000     Seven Hills City, OH, (Series 1998), 3.85% BANs, 8-1/2/1999          2,000,741
      400,000     Solon, OH, IDR Weekly VRDNs (Graphic Laminating)/(KeyBank,
                  N.A. LOC)                                                              400,000
    1,000,000     South Euclid, OH, Sewer System Improvements, 3.95% BANs,
                  4/7/1999                                                             1,001,037
      800,000     Stark County, OH IDR Weekly VRDNs (Sancap Abrasives, Inc.)/
                  (KeyBank, N.A. LOC)                                                    800,000
    6,600,000     Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/
                  (Bank One, Ohio, N.A. LOC)                                           6,600,000
    1,945,000     Stark County, OH IDR, (Series 1994) Weekly VRDNs (Wilkof
                  Morris)/(KeyBank, N.A. LOC)                                          1,945,000
    1,210,000     Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs
                  (Foundations Systems and Anchors, Inc. Project)/(Bank One,
                  Ohio, N.A. LOC)                                                      1,210,000
    1,140,000     Strongsville, OH, IDRB (Series 1994) Weekly VRDNs (Nutro
                  Machinery Corp., Project)/(Huntington National Bank,
                  Columbus, OH LOC)                                                    1,140,000
    2,250,000     Summit County, OH IDR Weekly VRDNs (Maison Aine Limited
                  Partnership)/(KeyBank, N.A. LOC)                                     2,250,000
    4,500,000     Summit County, OH IDR, (Series 1994) Weekly VRDNs (Harry
                  London Candies, Inc.)/(Bank One, Ohio, N.A. LOC)                     4,500,000
    1,300,000     Summit County, OH IDR, (Series 1997) Weekly VRDNs (Baker
                  McMillen Co.)/(National City, Northeast LOC)                         1,300,000
    3,180,000     Summit County, OH IDR, (Series 1997) Weekly VRDNs (Malco
                  Products, Inc.)/(Bank One, Ohio, N.A. LOC)                           3,180,000
      905,000     Summit County, OH IDR, 3.80% TOBs (Matech Machine Tool Co.)/
                 (Bank One, Ohio, N.A. LOC), Optional Tender 2/1/1999                   905,000
      745,000     Summit County, OH IDR, 3.80% TOBs (S.D. Meyers, Inc.)/(Bank
                  One, Ohio, N.A. LOC), Optional Tender 2/15/1999                        745,000
      975,000     Summit County, OH IDR, 3.85% TOBs (Rogers Industrial
                  Products, Inc.)/(Bank One, Ohio, N.A. LOC), Optional Tender
                  11/1/1998                                                              975,000
      590,000     Summit County, OH IDR, 3.90% TOBs (Bechmer-Boyce Project)/
                  (KeyBank, N.A. LOC), Optional Tender 1/15/1999                         590,000
      290,000     Summit County, OH IDR, 3.90% TOBs (Keltec Industries)/(Bank
                  One, Ohio, N.A. LOC), Optional Tender 3/1/1999                         290,000
      690,000     Summit County, OH IDR, 3.90% TOBs (Universal Rack)/(National
                  City Bank, Cleveland, OH LOC), Optional Tender 3/1/1999                690,000
    1,325,000     Summit County, OH IDR, Adjustable Rate IDRB's (Series 1996)
                  Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A.
                  LOC)                                                                 1,325,000
      755,000     Summit County, OH IDR, Bonds (Series 1994) Weekly VRDNs
                  (Austin Printing Co., Inc.)/(Bank One, Ohio, N.A. LOC)                 755,000
    2,545,000     Summit County, OH IDR, IDRB (Series 1994B) Weekly VRDNs
                  (Harry London Candies, Inc.)/(Bank One, Ohio, N.A. LOC)              2,545,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                  Short-Term Municipals-continued 1
                  OHIO-CONTINUED
$     745,000     Summit County, OH IDR, IDRB (Series 1995) Weekly VRDNs
                  (Cardtech Project (OH))/(KeyBank, N.A. LOC)                     $      745,000
    1,215,000     Summit County, OH IDR, Industrial Development Bonds (Series
                  1996) Weekly VRDNs (Creative Screen Print Project)/(National
                  City, Northeast LOC)                                                 1,215,000
    1,045,000     Summit County, OH IDR, Multi-Mode Variable Rate I Weekly
                  VRDNs (Mastergraphics, Inc. Project)/(KeyBank, N.A. LOC)             1,045,000
    2,155,000     Summit County, OH IDR, Variable Rate IDRB's (Series 1998A)
                  Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC)               2,155,000
    6,000,000     Summit County, OH, (Series A), 4.50% BANs, 6/3/1999                  6,025,399
    3,415,000     Summit County, OH, Adjustable Rate Healthcare Facilities
                  Revenue Bonds (Series 1996) Weekly VRDNs (United Disability
                  Services, Inc.)/(FirstMerit Bank, N.A. LOC)                          3,415,000
    3,200,000     Toledo, OH, Adjustable Rate City Services Special Assessment
                  Notes (Services 1997) Weekly VRDNs (Canadian Imperial Bank
                  of Commerce, Toronto LOC)                                            3,200,000
    4,000,000     Toledo-Lucas County, OH Port Authority, Airport Development
                  Revenue Bonds Series 1996-1) Weekly VRDNs (Burlington Air
                  Express, Inc.)/(ABN AMRO Bank N.V., Amsterdam LOC)                   4,000,000
    1,000,000     Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs
                  (Medusa Corp.)/(Bayerische Vereinsbank AG, Munich LOC)               1,000,000
    2,100,000     Trumbull County, OH IDA, (Series 1989) Weekly VRDNs
                  (McSonald Steel Corp.)/(PNC Bank, N.A. LOC)                          2,100,000
    1,270,000     Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994)
                  Weekly VRDNs (Churchill Downs, Inc.)/(Bank One, Ohio,
                  N.A. LOC)                                                            1,270,000
    1,050,000     Tuscarawas County, OH, Adjustable Rate IDRB's (Series 1995)
                  Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank,
                  N.A. LOC)                                                            1,050,000
    2,650,000     Williams County, OH, Multi-Mode Variable Rate IDRB's (Series
                  1996) Weekly VRDNs (Allied Moulded Products, Inc.)/(KeyBank,
                  N.A. LOC)                                                            2,650,000
    1,030,000     Willoughby City, OH, IDR Refunding Bonds (Series 1995A)
                  Weekly VRDNs (Pine Ridge Shopping Center Company Project)/
                  (Star Bank, NA, Cincinnati LOC)                                      1,030,000
    1,095,000     Willoughby City, OH, IDR Revenue Bonds (Series 1995 B)
                  Weekly VRDNs (Pine Ridge Shopping Center Company Project)/
                  (Star Bank, NA, Cincinnati LOC)                                      1,095,000
    1,000,000     Wood County, OH Weekly VRDNs (Principle Business
                  Enterprises)/(National City Bank, Cleveland, OH LOC)                 1,000,000
    2,030,000     Wood County, OH, EDRB Weekly VRDNs (Roe Inc. Project)/
                  (Huntington National Bank, Columbus, OH LOC)                         2,030,000
PRINCIPAL
AMOUNT                                                                                  VALUE
                  Short-Term Municipals-continued 1
                  OHIO-CONTINUED
$   1,000,000     Wood County, OH, Williams Industrial Service, Inc., Project
                  Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington
                  National Bank, Columbus, OH LOC)                                $    1,000,000
    3,950,000     Youngstown, OH, Adjustable Rate Demand IDRB's (Series 1996A)
                  Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(Marine
                  Midland Bank N.A., Buffalo, NY LOC)                                  3,950,000
                  Total Investments (at amortized cost) 3                          $ 566,006,031


 Securities that are subject to Alternative Minimum Tax represent 44.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
96.0%        4.0%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $35,105,000 which represents 6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($569,237,375) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
BANs -Bond Anticipation Notes
COL -Collateralized
CP -Commercial Paper
EDRB -Economic Development Revenue Bonds
FSA -Financial Security Assurance
GNMA -Government National Mortgage Association
GTD -Guaranty
HFA -Housing Finance Authority
IDA -Industrial Development Authority
IDR -Industrial Development Revenue
IDRB -Industrial Development Revenue Bond
INS -Insured
LIQ -Liquidity Agreement
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance
PCR -Pollution Control Revenue
PLC -Public Limited Company
RANs -Revenue Anticipation Notes
SA -Support Agreement
TANs -Tax Anticipation Notes
TOBs -Tender Option Bonds
VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                    $ 566,006,031
Cash                                                                                  361,802
Income receivable                                                                   3,658,143
Receivable for shares sold                                                              3,212
Total assets                                                                      570,029,188
LIABILITIES:
Payable for shares redeemed                                         $  18,618
Income distribution payable                                           530,528
Accrued expenses                                                      242,667
Total liabilities                                                                     791,813
Net Assets for 569,237,375 shares outstanding                                   $ 569,237,375
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SERVICE SHARES:
$94,895,944 / 94,895,944 shares outstanding                                             $1.00
CASH II SHARES:
$342,946,498 / 342,946,498 shares outstanding                                           $1.00
INSTITUTIONAL SHARES:
$131,394,933 / 131,394,933 shares outstanding                                           $1.00



See Notes which are an integral part of the Financial Statements

Statement of Operations



Year Ended October 31, 1998


INVESTMENT INCOME:
Interest                                                                                      $ 16,793,463
EXPENSES:
Investment advisory fee                                                      $  1,795,830
Administrative personnel and services fee                                         338,546
Custodian fees                                                                     15,476
Transfer and dividend disbursing agent fees and expenses                          308,672
Directors'/Trustees' fees                                                           2,258
Auditing fees                                                                      13,000
Legal fees                                                                         16,903
Portfolio accounting fees                                                         110,848
Distribution services fee-Cash II Shares                                          847,854
Shareholder services fee-Institutional Service Shares                             208,486
Shareholder services fee-Cash II Shares                                           706,545
Shareholder services fee-Institutional Shares                                     207,293
Share registration costs                                                           47,435
Printing and postage                                                               34,042
Insurance premiums                                                                 28,241
Miscellaneous                                                                       4,249
Total expenses                                                                  4,685,678
WAIVERS:
Waiver of investment advisory fee                           $  (1,034,602)
Waiver of distribution services fee-Cash II Shares               (141,309)
Waiver of shareholder services fee-Institutional Service
Shares                                                            (41,697)
Waiver of shareholder services fee-Institutional Shares          (207,293)
Total waivers                                                                  (1,424,901)
Net expenses                                                                                     3,260,777
Net investment income                                                                         $ 13,532,686



(See Notes which are an integral part of the Financial Statements)

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31                                                1998                 1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                          $     13,532,686     $     11,151,320
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Service Shares                                         (2,641,476)          (2,309,907)
Cash II Shares                                                       (8,076,502)          (6,696,096)
Institutional Shares                                                 (2,814,708)          (2,145,317)
Change in net assets resulting from distributions to
shareholders                                                        (13,532,686)         (11,151,320)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                      2,158,852,726        1,714,819,513
Net asset value of shares issued to shareholders in payment
of distributions declared                                             8,564,300            7,135,525
Cost of shares redeemed                                          (1,979,838,390)      (1,678,846,130)
Change in net assets resulting from share transactions              187,578,636           43,108,908
Change in net assets                                                187,578,636           43,108,908
NET ASSETS:
Beginning of period                                                 381,658,739          338,549,831
End of period                                                  $    569,237,375     $    381,658,739



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares, and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:

                          ACQUISITION   ACQUISITION
SECURITY                  DATE          COST
Franklin County, OH,
PT-156 (Series 1993A)      1/23/1998     4,995,000
Ohio HFA, PT-239
(Series 1990-C)            10/9/1998     7,775,000
Ohio HFA, Variable Rate
Certificates (Series
1998Q)                     8/25/1998    20,000,000
Cleveland, OH Parking
Facilities, PA-182
(Series 1996)             10/10/1997     2,335,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $569,237,375.

Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                            1998              1997
INSTITUTIONAL SERVICE SHARES:
Shares sold                                                    311,583,533      204,340,077
Shares issued to shareholders in payment of distributions
declared                                                           576,992          477,179
Shares redeemed                                               (297,884,069)    (183,918,781)
Net change resulting from Institutional Service share
transactions                                                    14,276,456       20,898,475

YEAR ENDED OCTOBER 31                                            1998              1997
CASH II SHARES:
Shares sold                                                  1,005,297,220      846,566,747
Shares issued to shareholders in payment of distributions
declared                                                         7,890,344        6,536,111
Shares redeemed                                               (915,569,899)    (813,922,799)
Net change resulting from Cash II share transactions            97,617,665       39,180,059

YEAR ENDED OCTOBER 31                                            1998              1997
INSTITUTIONAL SHARES:
Shares sold                                                    841,971,973      663,912,689
Shares issued to shareholders in payment of distributions
declared                                                            96,964          122,235
Shares redeemed                                               (766,384,422)    (681,004,550)
Net change resulting from Institutional share transactions      75,684,515      (16,969,626)
Net change resulting from share transactions                   187,578,636       43,108,908


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of Cash II Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $700,580,000 and $652,664,786, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 64.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.4% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

To the Board of Trustees of Federated Municipal Trust and

and Shareholders of Ohio Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts
December 23, 1998



[Graphic]

PROSPECTUS

Ohio Municipal Cash Trust



A Portfolio of Federated Municipal Trust



INSTITUTIONAL SERVICE SHARES



December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



 [Graphic]
Ohio Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229857

G00211-02-SS (12/98)

[Graphic]




STATEMENT OF ADDITIONAL INFORMATION


Ohio Municipal Cash Trust


A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

CASH II SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Ohio Municipal Cash Trust, dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.



                              CONTENTS

                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              How is the Fund Sold?

                              Subaccounting Services
                              Redemption in Kind

                              Massachusetts Partnership Law

                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?

                              Who is Federated Investors, Inc.?

                              Investment Ratings
                              Addresses




DECEMBER 31, 1998

[Federated Investors Logo]

Federated Securities Corp., Distributor,

subsidiary of Federated Investors, Inc.


Cusip 314229659

Cusip 314229857

Cusip 314229840


1030105B (12/98)



How is the Fund Organized?

The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Cash II Shares. This SAI relates to all of the classes of the above-mentioned Shares.


Securities in Which the Fund Invests

SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds


Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.


Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RATINGS

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk

In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and Ohio state income taxes. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

LENDING CASH OR SECURITIES


The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Ohio tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations, and its Declaration of Trust.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Restricted and Illiquid Securities


The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.


Investing for Control

The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES


The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the Rule) promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.





How is the Fund Sold?


Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (CASH II SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.





Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind


Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information


VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Parcol & Company, Oaks, Pennsylvania, owned approximately 50,343,466 shares (47.00%); SNBSO & Company, Springfield, Ohio, owned approximately 14,220,669 shares (13.28%); Delaware County Bank, Delaware, Ohio, owned approximately 10,814,838 shares (10.10%); Kent Sporting Goods, New London, Ohio, owned approximately 6,551,746 shares (6.12%).

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Cash II Shares: Gradison & Company, Inc. (for the benefit of its customers), Cincinnati, Ohio, owned approximately 303,066,951 shares (79.68%) and FirstMerit Bank, N.A., Akron, Ohio, owned approximately 28,278,371 shares (7.43%).

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares:
Panabco, Newark, Ohio, owned approximately 72,834,796 shares (45.59%); Key Trust Co. TTEE, Cleveland, Ohio, owned approximately 18,078,430 shares (11.32%); Mahoning National Bank, Youngstown, Ohio, owned approximately 16,150,195 shares (10.11%); and Grand Old Co., The First National Bank, Zanesville, Ohio, owned approximately 10,027,969 shares (6.28%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


Tax Information


FEDERAL INCOME TAX


The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


STATE TAXES

Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which are exempt from state income tax under federal laws. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.

Distributions made by the Fund will not be subject to Ohio corporation franchise tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States, which is included in federal taxable income and which is exempt from state income tax under federal laws.

Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio law to levy a tax on intangible income).


Who Manages and Provides Services to the Fund?


BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name                                                                                                             Total
Birthdate                                                                                    Aggregate           Compensation
Address                          Principal Occupations                                       Compensation        From Trust and
Position With Trust              for Past 5 Years                                            From Trust          Fund Complex
------------------------------   --------------------------------------------------------    ---------------     -------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of                       $0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management, and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director, Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee, Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group, Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee, University                             companies in the
                                 of Pittsburgh.                                                                  Fund Complex

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation; Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates, Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly: President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes, Inc.                                                      companies in the
                                                                                                                 Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany Fund,                           Trust and
571 Hayward Mill Road            Inc.                                                                            56 other
Concord, MA                                                                                                      investment
TRUSTEE                          Retired: President, Boston Stock Exchange, Inc.;                                companies in the
                                 Regional Administrator, United States Securities and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.; formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western Region;                               investment
Kochuba                          Partner, Meyer and Flaherty.                                                    companies in the
205 Ross Street                                                                                                  Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street Corporation.                            investment
Palm Beach, FL                                                                                                   companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica & Murray.                                           56 other
President, Duquesne                                                                                              investment
University                       Retired: Dean and Professor of Law, University of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics, Athens;                                   Trust and
1925                             Professor, International Politics; Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment for                                     investment
University of Pittsburgh         International Peace, RAND Corporation, Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.

Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference Planning.                                 Trust and
4905 Bayard Street                                                                                               56 other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company of                             investment
TRUSTEE                          America; business owner.                                                        companies in the
                                                                                                                 Fund Complex
Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,                        $0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities Corp.                                                      and
Federated Investors Tower                                                                                        8 other investment
1001 Liberty Avenue                                                                                              companies in the
Pittsburgh, PA                                                                                                   Fund Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the                             $0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex; President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.; President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers, Federated                                      companies in the
EXECUTIVE VICE PRESIDENT         Management, and Federated Research; President and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the                          $0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman, Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the                            $0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors, Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.; Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice                            $0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly: various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial Services                            investment
Pittsburgh, PA                   Division of Federated Investors, Inc.                                           companies in the
TREASURER                                                                                                        Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in                      $0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee of                              and
Federated Investors Tower        some of the Funds in the Federated Fund Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors, Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various                        $0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex; Executive                            and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research, and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight                     $0     $0 for the
Birthdate:  September 12,        investment companies in the Federated Fund Complex;                             Trust and
1953                             Senior Vice President, Federated Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management, Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four                      $0     $0 for the
Birthdate:  January 15, 1960     investment companies in the Federated Fund Complex;                             Trust and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research, Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.


## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.


The Adviser is a wholly owned subsidiary of Federated


The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services


Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR


Federated Services Company, a subsidiary of Federated provides administrative personnel and services (including certain legal and financial reporting
services) necessary to operate the Fund.   Federated Services Company provides
these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




Maximum                 Average Aggregate Daily
Administrative Fee      Net Assets of the Federated Funds
------------------------------------------------------------
0.150 of 1%             on the first $250 million
0.125 of 1%             on the next $250 million
0.100 of 1%             on the next $250 million
0.075 of 1%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES



For the Year Ended October 31,
                                          1998              1997             1996
-------------------------------------------------------------------------------------
Advisory Fee Earned                     $1,795,830       $1,448,035        $1,183,374
-------------------------------------------------------------------------------------
Advisory Fee Reduction                   1,034,602          846,106           570,677
-------------------------------------------------------------------------------------
Brokerage Commissions                            0                0                 0
-------------------------------------------------------------------------------------
Administrative Fee                         338,546          273,333           223,680
-------------------------------------------------------------------------------------
12b-1 Fee
-------------------------------------------------------------------------------------
 Cash II Series Shares                     706,545              ---               ---
 ------------------------------------------------------------------------------------
Shareholder Services Fee
-------------------------------------------------------------------------------------
 Institutional Shares                            0              ---
 ------------------------------------------------------------------------------------
 Institutional Service Shares              166,789              ---               ---
 ------------------------------------------------------------------------------------
 Cash II Series Shares                     706,545              ---               ---
-------------------------------------------------------------------------------------

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


How Does the Fund Measure Performance?


The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-years and since inception periods ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the Seven-day period ended October 31, 1998.



Share Class                 Seven-Day Period      1 Year                  Since Inception on March 5, 1996
Institutional Shares
------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    3.43%                         3.44%
Yield                       3.05%                 --                            --
Effective Yield             3.09%                 --                            --
Tax-Equivalent Yield        5.81%                 --                            --
------------------------------------------------------------------------------------------------------------------------------



Share Class                    Seven-Day Period      1 Year                  5 Years       Since Inception on April 22, 1991
Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------
Total Return                   --                    3.22%                   3.16%                  3.16%
Yield                          2.85%                 --                      --                     --
Effective Yield                2.89%                 --                      --                     --
Tax-Equivalent Yield           5.43%                 --                      --                     --
------------------------------------------------------------------------------------------------------------------------------


Share Class                 Seven-Day Period      1 Year                  5 Years       Since Inception on April 22, 1991
Cash II Shares
------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    2.91%                   2.85%                  2.85%
Yield                       2.55%                 --                      --                     --
Effective Yield             2.58%                 --                      --                     --
Tax-Equivalent Yield        4.85%                 --                      --                     --
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.




TAXABLE YIELD EQUIVALENT FOR 1998 STATE OF OHIO
Federal Tax Bracket:              15.00%              28.00%                  31.00%                    36.00%               39.60%
-----------------------------------------------------------------------------------------------------------------------------------
Combined Federal and
State Tax Bracket:               19.993%             34.624%                 37.624%                   43.201%              46.801%
-----------------------------------------------------------------------------------------------------------------------------------
Joint Return                   $1-42,350      $42,351-102,300       $102,301-155,950          $155,951-278,450        OVER $278,450
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Yield               Taxable Yield Equivalent
-----------------------------------------------------------------------------------------------------------------------------------
1.50%                              1.87%               2.29%                   2.40%                     2.64%                2.82%
-----------------------------------------------------------------------------------------------------------------------------------
2.00%                              2.50%               3.06%                   3.21%                     3.52%                3.76%
-----------------------------------------------------------------------------------------------------------------------------------
2.50%                              3.12%               3.82%                   4.01%                     4.40%                4.70%
-----------------------------------------------------------------------------------------------------------------------------------
3.00%                              3.75%               4.59%                   4.81%                     5.28%                5.64%
-----------------------------------------------------------------------------------------------------------------------------------
3.50%                              4.37%               5.35%                   5.61%                     6.16%                6.58%
-----------------------------------------------------------------------------------------------------------------------------------
4.00%                              5.00%               6.12%                   6.41%                     7.04%                7.52%
-----------------------------------------------------------------------------------------------------------------------------------
4.50%                              5.62%               6.88%                   7.21%                     7.92%                8.46%
-----------------------------------------------------------------------------------------------------------------------------------
5.00%                              6.25%               7.66%                   8.02%                     8.80%                9.40%
-----------------------------------------------------------------------------------------------------------------------------------
5.50%                              6.87%               8.41%                   8.82%                     9.68%               10.34%
-----------------------------------------------------------------------------------------------------------------------------------
6.00%                              7.50%               9.18%                   9.62%                    10.56%               11.28%
-----------------------------------------------------------------------------------------------------------------------------------

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:


 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.


The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


  . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


  . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

  . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?




Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS


In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.


GOVERNMENT FUNDS


In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.


MONEY MARKET FUNDS


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.


The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET


Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW

INSTITUTIONAL CLIENTS


Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES


Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Investment Ratings

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS


An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


LONG-TERM DEBT RATINGS


AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS


Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS


Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS

P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


LONG-TERM DEBT RATINGS


Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

OHIO MUNICIPAL CASH TRUST

Cash II Shares, Institutional Service Shares
Federated Investors Funds
Institutional Shares

5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants

Arthur Andersen LLP
225 Franklin Street
Boston, MA  02110-2812



PROSPECTUS

Pennsylvania Municipal Cash Trust

A Portfolio of Federated Municipal Trust

CASH SERIES SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Pennsylvania.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998


CONTENTS



Risk/Return Summary   1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities

in Which the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  8

Account and Share Information  9

Who Manages the Fund?  10

Financial Information  11

Report of Independent Public Accountants  29

Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix C-11



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Cash Series Shares total returns on a yearly basis.

The Fund's Cash Series Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Cash Series Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.02%.

Within the period shown in the Chart, the Fund's Cash Series Shares highest quarterly return was 1.03% (quarter ended June 30, 1991). Its lowest quarterly return was 0.37% (quarter ended March 31, 1994).

The Fund's Cash Series Shares Seven-Day Net Yield as of 12/31/97 was 3.05%.

The following table represents the Fund's Cash Series Shares Average Annual Total Return through 12/31/97.

CALENDAR PERIOD          FUND
1 Year                   2.81%
5 Years                  2.47%
Start of Performance 1   2.70%

 1  The Fund's Cash Series Shares start of performance date was January 25,
1991.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

PENNSYLVANIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Cash Series Shares.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                                   None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                           None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                      0.50%
Distribution (12b-1) Fee 3                                                            0.40%
Shareholder Services Fee                                                              0.25%
Other Expenses                                                                        0.16%
Total Annual Fund Operating Expenses                                                  1.31%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

 Waiver of Fund Expenses                                                              0.26%
 Total Actual Annual Fund Operating Expenses (after waivers)                          1.05%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.29% for the year ended
October 31, 1998.

3 The distribution (12b-1) fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.35% for the year ended October 31, 1998.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Cash Series Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Cash Series Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash Series Shares' operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR    3 YEARS    5 YEARS   10 YEARS
Expenses assuming no redemption     $133      $415        $718      $1,579


What are the Fund's Investment Strategies?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Pennsylvania dividend and interest income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.



MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Pennsylvania. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash Series Shares each representing interests in a single portfolio of securities.



This prospectus relates only to Cash Series Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in Pennsylvania tax-exempt securities. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Cash Series Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

*  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company



P.O. Box 8600

Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

*  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL



You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317



All requests must include:

*  Fund Name and Share Class, account number and account registration;



*  amount to be redeemed; and



*  signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

*  to allow your purchase to clear;

*  during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.



CHECKWRITING



You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.



DEBIT CARD



You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Pennsylvania state personal income tax to the extent they are derived from interest on obligations exempt from Pennsylvania personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights-Cash Series Shares

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page
29.

YEAR ENDED OCTOBER 31                      1998           1997        1996       1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03        0.03        0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)      (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                2.74%       2.77%       2.75%       3.02%       1.84%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                      1.05%       1.05%       1.05%       1.05%       1.04%
Net investment income                         2.70%       2.72%       2.72%       2.98%       1.73%
Expense waiver/reimbursement 2                0.26%       0.27%       0.27%       0.28%       0.18%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $47,940     $23,777     $19,825     $28,255     $18,352

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 1998

  PRINCIPAL
  AMOUNT                                                                             VALUE
                 SHORT-TERM MUNICIPALS-99.5% 1
                 PENNSYLVANIA-99.5%
 $  4,000,000    Allegheny County, PA HDA, Variable Rate Demand Hospital
                 Revenue Bonds (Series B of 1998), 4.25% TOBs (South Hills
                 Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 3/31/
                 1999                                                              $   4,007,940
    1,010,000    Allegheny County, PA Housing Development Authority, 6.40%
                 Bonds (Children's Hospital of Pittsburgh)/(MBIA INS), 7/1/
                 1999                                                                  1,029,663
    1,000,000    Allegheny County, PA IDA, (Series 1991) Weekly VRDNs (Mine
                 Safety Appliances Co.)/(Sanwa Bank Ltd., Osaka LOC)                   1,000,000
    4,560,000    Allegheny County, PA IDA, Commercial Development Revenue
                 Bonds (Series 1992) Weekly VRDNs (Eleven Parkway Center
                 Associates)/(Mellon Bank N.A., Pittsburgh LOC)                        4,560,000
    5,000,000    Allegheny County, PA IDA, PCR (Series 1992A), 3.05% TOBs
                 (Duquesne Light Power Co.)/(Canadian Imperial Bank of
                 Commerce, Toronto LOC), Mandatory Tender 1/28/1999                    5,000,000
    3,040,000    Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds
                 (Series A of 1997) Weekly VRDNs (Jewish Community Center)/
                 (National City, Pennsylvania LOC)                                     3,040,000
    1,795,000    Altoona, PA City Authority, Water Revenue Refunding Bonds
                 (Series 1997) PA-321 Weekly VRDNs (Blair County, PA)/(FGIC
                 INS)/(Merrill Lynch Capital Services, Inc. LIQ)                       1,795,000
    5,000,000    Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E),
                 3.80% CP (Toledo Edison Co.)/(Toronto-Dominion Bank LOC),
                 Mandatory Tender 12/1/1998                                            5,000,000
    5,000,000    Bensalem Township School District, PA, 3.97% TRANs, 6/30/
                 1999                                                                  5,000,927
    1,055,000    Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                          1,055,000
      575,000    Berks County, PA IDA Weekly VRDNs (Beacon Container)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                            575,000
      520,000    Berks County, PA IDA, (1996 Series A) Weekly VRDNs (Lebanon
                 Valley Mall Co.)/(Meridian Bank, Reading, PA LOC)                       520,000
    1,500,000    Berks County, PA IDA, (Series 1988) Weekly VRDNs (Arrow
                 Electronics, Inc.)/(Corestates Bank N.A., Philadelphia, PA
                 LOC)                                                                  1,500,000
    6,000,000    Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern
                 Industries, Inc.)/(Dauphin Deposit Bank and Trust LOC)                6,000,000
    3,330,000    Berks County, PA IDA, Manufacturing Facilities Revenue Bonds
                 (Series 1996) Weekly VRDNs (Ram Industries, Inc.)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                          3,330,000
    1,585,000    Berks County, PA IDA, Manufacturing Facilities Revenue Bonds
                 (Series 1995) Weekly VRDNs (Grafika Commercial Printing,
                 Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)                    1,585,000
      235,000    Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries
                 A) Weekly VRDNs (Corestates Bank N.A., Philadelphia, PA LOC)            235,000
      910,000    Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries
                 B) Weekly VRDNs (Corestates Bank N.A., Philadelphia, PA LOC)            910,000
  PRINCIPAL
  AMOUNT                                                                             VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 PENNSYLVANIA-CONTINUED
$   1,000,000    Bethlehem, PA Area School District, UT GO Bonds, 6.35% Bonds
                 (AMBAC INS), 9/1/1999                                              $    1,024,085
    2,375,000    Boyertown, PA Area School District, (Series of 1998/99),
                 4.00% TRANs, 6/30/1999                                                  2,377,272
    1,855,000    Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                            1,855,000
    2,560,000    Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                            2,560,000
    2,865,000    Bucks County, PA IDA, (Series 1991) Weekly VRDNs (Cabot
                 Medical Corp.)/(Corestates Bank N.A., Philadelphia, PA LOC)             2,865,000
    3,205,000    Bucks County, PA IDA, Variable Rate Demand/Fixed Rate
                 Revenue Bonds (Series 1997) Weekly VRDNs (Boekel Industries,
                 Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)                      3,205,000
    4,000,000    Butler County, PA IDA Weekly VRDNs (Mine Safety Appliances
                 Co.)/(Sanwa Bank Ltd., Osaka LOC)                                       4,000,000
    1,000,000    Butler County, PA IDA, (Series 1992B) Weekly VRDNs (Mine
                 Safety Appliances Co.)/(Sanwa Bank Ltd., Osaka LOC)                     1,000,000
    1,200,000    Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco,
                 Inc.)/(Chase Manhattan Bank N.A., New York LOC)                         1,200,000
    2,125,000    Butler County, PA IDA, (Series 1998) Weekly VRDNs (Allegheny
                 Metalworking Corp.)/(National City, Pennsylvania LOC)                   2,125,000
    2,270,000    Butler County, PA IDA, IDRB (Series 1994) Weekly VRDNs (Lue-
                 Rich Holding Company, Inc. Project)/(ABN AMRO Bank N.V.,
                 Amsterdam LOC)                                                          2,270,000
    2,250,000    Butler County, PA IDA, IDRB's (Series 1997) Weekly VRDNs
                 (Wise Business Forms, Inc.)/(SouthTrust Bank of Alabama,
                 Birmingham LOC)                                                         2,250,000
    6,000,000    Butler County, PA IDA, Variable Rate Demand Revenue Bonds
                 (Series 1996A), 3.80% TOBs (Lutheran Welfare)/(PNC Bank,
                 N.A. LOC), Mandatory Tender 11/1/1998                                   6,000,000
    6,400,000    Cambria County, PA IDA Weekly VRDNs (Cambria Cogeneration)/
                 (ABN AMRO Bank N.V., Amsterdam LOC)                                     6,400,000
    1,300,000    Carbon County, PA IDA Weekly VRDNs (Summit Management &
                 Utilities, Inc.)/
                 (PNC Bank, N.A. LOC)                                                    1,300,000
    5,000,000    Carbon County, PA IDA, Resource Recovery Bonds (Series B),
                 3.60% CP (Panther Creek)/(National Westminster Bank, PLC,
                 London LOC), Mandatory Tender 11/12/1998                                5,000,000
    1,290,000    Carbon County, PA IDA, Resource Recovery Bonds (Series B),
                 3.65% CP (Panther Creek)/(National Westminster Bank, PLC,
                 London LOC), Mandatory Tender 11/16/1998                                1,290,000
    5,000,000    Carbon County, PA IDA, Solid Waste Disposal Revenue Bonds,
                 4.15% RANs (Horsehead Resource Development, Inc.)/(Chase
                 Manhattan Bank N.A., New York LOC), 12/3/1998                           5,000,000
  PRINCIPAL
  AMOUNT                                                                             VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 PENNSYLVANIA-CONTINUED
$   3,060,000    Chartiers Valley Industrial & Commercial Development
                 Authority, Nursing home Revenue Refunding Bonds (Series
                 1997A) Weekly VRDNs (Woodhaven Convalescent Center)/
                 (Bank One, Ohio, N.A. LOC)                                          $    3,060,000
    7,300,000    Clearfield County, PA IDA Weekly VRDNs (Penn Traffic Co.)/
                 (ABN AMRO Bank N.V., Amsterdam LOC)                                      7,300,000
    2,500,000    Coatsville, PA School District, 4.05% TRANs, 6/30/1999                   2,502,367
    1,000,000    Commonwealth of Pennsylvania, GO UT Refunding Bonds (First
                 Series A), 6.60% Bonds,
                 6/1/1999                                                                 1,019,654
    4,000,000    Commonwealth of Pennsylvania, PA-274 (1st Series of 1997)
                 Weekly VRDNs
                 (AMBAC INS)/(Merrill Lynch Capital Services, Inc. LIQ)                   4,000,000
   25,000,000    Commonwealth of Pennsylvania, Trust Receipts (Series 1998
                 FR/RI-A9) Weekly VRDNs (MBIA INS)/(Bayerische Hypotheken-Und
                 Wechsel-Bank AG LIQ)                                                    25,000,000
    1,100,000    Cumberland County, PA IDA, Industrial Development Bonds
                 (Series 1994) Weekly VRDNs (Lane Enterprises, Inc. Project)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                             1,100,000
   10,000,000    Cumberland County, PA Municipal Authority, Variable Rate
                 Revenue Bonds
                 (Series 1996 B), 3.75% TOBs (Dickinson College)/(Mellon Bank
                 N.A., Pittsburgh LOC), Optional Tender 11/2/1998                        10,000,000
    1,000,000    Dallastown Area School District, PA, GO Bonds (Series 1998)
                 Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)             1,000,000
   14,500,000    Dauphin County, PA General Authority, (Education and Health
                 Loan Program, Series 1997) Weekly VRDNs (AMBAC INS)/(Chase
                 Manhattan Bank N.A., New York LIQ)                                      14,500,000
   15,500,000    Dauphin County, PA General Authority, (Series A of 1997)
                 Weekly VRDNs (Allhealth Pooled Financing Program)/(FSA INS)/
                 (Credit Suisse First Boston LIQ)                                        15,500,000
    1,000,000    Delaware County Authority, PA, Hospital Revenue Bonds
                 (Series of 1996) Weekly VRDNs (Crozer-Chester Medical
                 Center)/(KBC Bank N.V., Brussels LOC)                                    1,000,000
   10,000,000    Delaware County, PA PCR, (Series 1988A), 3.20% CP
                 (Philadelphia Electric Co.)/(FGIC INS), Mandatory Tender 12/
                 9/1998                                                                  10,000,000
    3,000,000    Downington Area School District, (Series of 1998/99), 4.04%
                 TRANs, 6/30/1999                                                         3,002,662
   12,500,000    Doylestown Hospital Authority, PA, Doylestown Hospital
                 Revenue Bonds Weekly VRDNs (AMBAC INS)/(PNC Bank, N.A. LIQ)             12,500,000
    5,000,000    Doylestown Hospital Authority, PA, Hospital Revenue Bonds
                 (Series 1998C) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC
                 INS)/(PNC Bank, N.A. LIQ)                                                5,000,000
    4,400,000    East Hempfield Township, PA IDA, (Series 1985) Weekly VRDNs
                 (Yellow Freight System)/(Wachovia Bank of Georgia, N.A.,
                 Atlanta LOC)                                                             4,400,000
    8,500,000    East Hempfield Township, PA IDA, (Series of 1997) Weekly
                 VRDNs (Mennonite Home)/(Dauphin Deposit Bank and Trust LOC)              8,500,000
  PRINCIPAL
  AMOUNT                                                                             VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 PENNSYLVANIA-CONTINUED
 $  8,505,000    Easton Area School District, PA, (Series 1997) Weekly VRDNs
                 (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                     $    8,505,000
    2,800,000    Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's
                 Hospital Erie, PA)/
                 (PNC Bank, N.A. LOC)                                                     2,800,000
      125,000    Erie County, PA IDA, (Series 1985) Weekly VRDNs (R. P-C
                 Value, Inc.)/
                 (PNC Bank, N.A. LOC)                                                       125,000
      300,000    Erie County, PA IDA, (Series B) Weekly VRDNs (P.H.B.
                 Project)/(PNC Bank, N.A. LOC)                                              300,000
    4,000,000    Erie County, PA, 4.375% TRANs (PNC Bank, N.A. LOC), 12/31/
                 1998                                                                     4,003,643
      100,000    Forest County, PA IDA Weekly VRDNs (Industrial Timber & Land
                 Co.)/(National City Bank, Cleveland, OH LOC)                               100,000
      905,000    Forest County, PA IDA Weekly VRDNs (Marienville Health Care
                 Facility)/
                 (PNC Bank, N.A. LOC)                                                       905,000
    2,900,000    Franconia Township, PA IDA, IDRB's (Series 1997A) Weekly
                 VRDNs (Asher's Chocolates)/(Mellon Bank N.A., Pittsburgh
                 LOC)                                                                     2,900,000
    1,470,000    Franklin County, PA IDA Weekly VRDNs (The Guarriello Limited
                 Partnership)/
                 (PNC Bank, N.A. LOC)                                                     1,470,000
    2,400,000    Gettysburg Area Industrial Development Authority, (Series A
                 of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/(First
                 National Bank of Maryland, Baltimore LOC)                                2,400,000
    4,495,000    Greater Johnstown, PA School District, PA-361 Weekly VRDNs
                 (MBIA INS)/(Merrill Lynch Capital Services, Inc. LIQ)                    4,495,000
   11,000,000    Lancaster County, PA Hospital Authority, Health Center
                 Revenue Bonds (Series 1996) Weekly VRDNs (Masonic Homes)                11,000,000
    3,385,000    Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry
                 Molded Products, Inc.)/(Dauphin Deposit Bank and Trust LOC)              3,385,000
    2,295,000    Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry
                 Molded Products, Inc.)/(Dauphin Deposit Bank and Trust LOC)              2,295,000
    1,000,000    Lehigh County, PA IDA, Variable Rate Demand Revenue Bonds
                 (Series 1997) Weekly VRDNs (American Manufacturing Co.,
                 Inc.)/(Mellon Bank N.A., Pittsburgh LOC)                                 1,000,000
    6,840,000    McKean County, PA IDA, Economic Development Revenue Bonds
                 (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/
                 (Mellon Bank N.A., Pittsburgh LOC)                                       6,840,000
      290,000    McKean County, PA IDA, Multi-Mode Revenue Refunding Bonds
                 Weekly VRDNs (Bradford Manor, Inc.)/(PNC Bank, N.A. LOC)                   290,000
    3,300,000    Monroe County, PA IDA, PCR Weekly VRDNs (Cooper Industries,
                 Inc.)/(Sanwa Bank Ltd., Osaka LOC)                                       3,300,000
    3,500,000    Montgomery County, PA IDA, (Series 1984) Weekly VRDNs (Seton
                 Co.)/(First Union National Bank, Charlotte, N.C. LOC)                    3,500,000
    1,200,000    Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI
                 Limited Partnership)/(Corestates Bank N.A., Philadelphia, PA
                 LOC)                                                                     1,200,000
  PRINCIPAL
  AMOUNT                                                                             VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 PENNSYLVANIA-CONTINUED
$   1,000,000    Montgomery County, PA IDA, (Series A) Weekly VRDNs (Vari
                 Corp.)/(Dauphin Deposit Bank and Trust LOC)                         $    1,000,000
    4,250,000    Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari
                 Corp.)/(Dauphin Deposit Bank and Trust LOC)                              4,250,000
    2,030,000    Montgomery County, PA IDA, EDRB's (Series 1997) Weekly VRDNs
                 (Palmer
                 International, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)                  2,030,000
    4,775,000    Moon Township, PA IDA Weekly VRDNs (Airport Hotel
                 Associates)/(National City, Pennsylvania LOC)                            4,775,000
    3,310,000    Moon Township, PA IDA, Variable Rate Commercial Development
                 Revenue Bond
                 (Series 1995A) Weekly VRDNs (One Thorn Run Center)/(National
                 City, Pennsylvania LOC)                                                  3,310,000
    3,000,000    North Penn Health, Hospital and Education Authority, PA,
                 Hospital Revenue Bonds
                 (Series 1998) Weekly VRDNs (North Penn Hospital, PA)/(First
                 Union National Bank,
                 Charlotte, N.C. LOC)                                                     3,000,000
    3,850,000    Northampton County, PA IDA, 3.40% CP (Citizens Utilities
                 Co.), Mandatory Tender 2/9/1999                                          3,850,000
    9,000,000    Northampton County, PA IDA, 3.65% CP (Citizens Utilities
                 Co.), Mandatory Tender
                 1/13/1999                                                                9,000,000
    2,542,000    Northampton County, PA IDA, Variable Rate Revenue Bonds
                 (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank,
                 N.A. LOC)                                                                2,542,000
    1,590,000    Northumberland County PA IDA, Revenue Bonds (Series A of
                 1995) Weekly VRDNs (Furman Farms, Inc. Project)/(Corestates
                 Bank N.A., Philadelphia, PA LOC)                                         1,590,000
    1,650,000    Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank,
                 N.A. LOC)                                                                1,650,000
    2,500,000    Pennsylvania EDFA Weekly VRDNs (Industrial Scientific
                 Corp.)/(Mellon Bank N.A., Pittsburgh LOC)                                2,500,000
      525,000    Pennsylvania EDFA Weekly VRDNs (Pioneer Fluid)/(PNC Bank,
                 N.A. LOC)                                                                  525,000
      450,000    Pennsylvania EDFA Weekly VRDNs (RMF Associates)/(PNC Bank,
                 N.A. LOC)                                                                  450,000
      500,000    Pennsylvania EDFA, (Series B) Weekly VRDNs (Payne Printing
                 Co.)/(PNC Bank, N.A. LOC)                                                  500,000
    2,890,000    Pennsylvania EDFA, Economic Development Revenue Bonds
                 (Series 1996C) Weekly VRDNs (Napco, Inc. Project)/(Mellon
                 Bank N.A., Pittsburgh LOC)                                               2,890,000
   10,000,000    Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series
                 1997B) Weekly VRDNs (National Gypsum Co.)/(Nationsbank,
                 N.A., Charlotte LOC)                                                    10,000,000
      625,000    Pennsylvania EDFA, Revenue Bonds (Series G4) Weekly VRDNs
                 (Metamora Products)/(PNC Bank, N.A. LOC)                                   625,000
      250,000    Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (DDI
                 Pharmaceuticals, Inc.)/
                 (PNC Bank, N.A. LOC)                                                       250,000
      250,000    Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (RAM Forest
                 Products)/
                 (PNC Bank, N.A. LOC)                                                       250,000
   13,665,000  2 Pennsylvania Housing Finance Authority, (Series 1997-58A),
                 PT-149, 3.75% TOBs (Commerzbank AG, Frankfurt LIQ), Optional
                 Tender 12/10/1998                                                       13,665,000
  PRINCIPAL
  AMOUNT                                                                             VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 PENNSYLVANIA-CONTINUED
$  14,430,000    Pennsylvania Housing Finance Authority, MERLOTs (Series K)
                 Weekly VRDNs (Corestates Bank N.A., Philadelphia, PA LIQ)           $   14,430,000
    2,905,000    Pennsylvania Housing Finance Authority, PT-119B (Series
                 1997-56B) Weekly VRDNs (Credit Suisse First Boston, Inc.
                 LIQ)                                                                     2,905,000
      915,000    Pennsylvania Housing Finance Authority, Section 8 Assisted
                 Residential Development Refunding Bonds (Series 1992A)
                 Weekly VRDNs (CGIC INS)/(Citibank N.A.,
                 New York LIQ)                                                              915,000
   10,000,000    Pennsylvania State Higher Education Assistance Agency,
                 Student Loan Adjustable Rate Revenue Bonds (Series 1997A)
                 Weekly VRDNs (Student Loan Marketing Association LOC)                   10,000,000
    6,000,000    Pennsylvania State Higher Education Facilities Authority,
                 (Series 1997 B8), 4.50% TOBs (Wilkes University)/(PNC Bank,
                 N.A. LOC), Mandatory Tender 11/1/1998                                    6,000,000
   10,000,000  2 Philadelphia Authority for Industrial Development, Variable
                 Rate Certificates
                 (Series 1998P-1), 3.75% TOBs (Philadelphia Airport System)/
                 (FGIC INS)/
                 (Bank of America NT and SA, San Francisco LIQ), Optional
                 Tender 8/4/1999                                                         10,000,000
    1,760,000    Philadelphia, PA Airport System, 5.25% Bonds (FGIC INS), 6/
                 15/1999                                                                  1,775,878
   12,900,000    Philadelphia, PA Gas Works, (Series C), 3.05% CP (Canadian
                 Imperial Bank of Commerce, Toronto LOC), Mandatory Tender 2/
                 17/1999                                                                 12,900,000
    2,450,000    Philadelphia, PA IDA, Refunding Revenue Bonds (Series 1991)
                 Weekly VRDNs (Tom
                 James Co.)/(SunTrust Bank, Nashville LOC)                                2,450,000
    7,600,000    Philadelphia, PA Redevelopment Authority, Multi-Family
                 Revenue Bonds (Series 1985) Weekly VRDNs (Franklin Town
                 Towers)/(Marine Midland Bank N.A., Buffalo, NY LOC)                      7,600,000
    4,000,000    Philadelphia, PA School District, (Series B), 4.25% TRANs
                 (PNC Bank, N.A. LOC), 6/30/1999                                          4,015,801
    3,230,000    Philadelphia, PA Water & Wastewater System, (CDC Series
                 1997Q) Weekly VRDNs
                 (MBIA INS)/(CDC Municipal Products, Inc. LIQ)                            3,230,000
    5,000,000    Philadelphia, PA Water & Wastewater System, (Series 1997A)
                 PT-1033 Weekly VRDNs (AMBAC INS)/(Merrill Lynch Capital
                 Services, Inc. LOC)                                                      5,000,000
    5,000,000    Philadelphia, PA, 4.25% TRANs, 6/30/1999                                 5,019,565
      540,000    Pittsburgh, PA School District, (Series B), 4.10% Bonds
                 (FGIC INS), 9/1/1999                                                       543,716
    2,500,000    Red Lion, PA Area School District, 4.05% TRANs, 6/30/1999                2,502,367
    1,700,000    Schuylkill County, PA IDA, Manufacturing Facilities Revenue
                 Bonds (Series 1995) Weekly VRDNs (Prime Packing, Inc.
                 Project)/(Corestates Bank N.A., Philadelphia, PA LOC)                    1,700,000
    1,900,000    Schuylkill County, PA IDA, Variable Rate Demand/Fixed Rate
                 Manufacturing Facilities Revenue Bonds (Series of 1996)
                 Weekly VRDNs (Craftex Mills, Inc.)/(Corestates Bank N.A.,
                 Philadelphia, PA LOC)                                                    1,900,000
    2,000,000    Shaler Township, PA, 4.18% TANs, 12/31/1998                              2,000,251
    1,000,000    Southeastern, PA Transportation Authority, 6.00% Bonds
                 (Canadian Imperial Bank of Commerce, Toronto LOC), 6/1/1999              1,016,349
    1,000,000    Springfield, PA School District, 3.90% TRANs, 12/31/1998                 1,000,000
  PRINCIPAL
  AMOUNT                                                                             VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 PENNSYLVANIA-CONTINUED
$   6,000,000    Temple University, Refunding Bonds (Series B), 4.50% Bonds,
                 5/14/1999                                                           $    6,023,024
    4,245,000    Upper Darby School District, PA, (Drexel Hill), 3.94% TRANs,
                 6/30/1999                                                                4,248,766
    4,000,000    Venango, PA IDA, Resource Recovery Bonds (Series 1993),
                 3.60% CP (Scrubgrass Power Corp.)/(National Westminster
                 Bank, PLC, London LOC), Mandatory Tender 11/12/1998                      4,000,000
    2,700,000    Washington County, PA Authority, (Series 1985A) Weekly VRDNs
                 (1985-A Pooled Equipment Lease Program)/(First Union
                 National Bank, Charlotte, N.C. LOC)                                      2,700,000
    1,900,000    Washington County, PA Hospital Authority Weekly VRDNs
                 (Keystone Diversified Management Corp.)/(Mellon Bank N.A.,
                 Pittsburgh LOC)                                                          1,900,000
   10,700,000    Washington County, PA IDA, Solid Waste Disposal Revenue
                 Bonds (Series 1995) Weekly VRDNs (American Iron Oxide Co.
                 Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                            10,700,000
      950,000    Washington County, PA, IDA (Series 1988) Weekly VRDNs (Coca-
                 Cola Co.)/(Mellon
                 Bank N.A., Pittsburgh LOC)                                                 950,000
      835,000    West Cornwall Township, PA Municipal Authority, Revenue
                 Bonds (Series 1995)
                 Weekly VRDNs (Lebanon Valley Brethren Home Project (PA))/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                               835,000
    9,600,000    Westmoreland County, PA IDA, Guaranteed Variable Rate
                 Revenue Bonds (Series of 1993) Weekly VRDNs (USA Waste
                 Services, Inc.)/(Fleet Bank N.A. LOC)                                    9,600,000
    2,500,000    York County, PA IDA, Limited Obligation Revenue Bonds
                 (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica
                 Bank, Detroit, MI LOC)                                                   2,500,000
    2,750,000    York County, PA IDA, Variable Rate Demand Ltd. Obligation
                 Revenue Bonds (Series 1996) Weekly VRDNs (Metal Exchange
                 Corp.)/(Comerica Bank, Detroit, MI LOC)                                  2,750,000
    2,125,000    York County, PA Solid Waste & Refuse Authority, 4.75% Bonds
                 (FGIC INS), 12/1/1998                                                    2,126,559
                   Total Investments (at amortized cost) 3                            $ 501,952,489


At October 31, 1998, 40.4% of the total investments at market value were subject to alternative minimum tax.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)


FIRST TIER   SECOND TIER
  100.00%      0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $23,665,000 which represents 4.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($504,601,894) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC   -American Municipal Bond Assurance Corporation
CGIC    -Capital Guaranty Insurance Corporation
CP      -Commercial Paper
EDFA    -Economic Development Financing Authority
EDRB    -Economic Development Revenue Bonds
FGIC    -Financial Guaranty Insurance Company
FSA     -Financial Security Assurance
GO      -General Obligation
HAD     -Hospital Development Authority
IDA     -Industrial Development Authority
IDRB    -Industrial Development Revenue Bond
INS     -Insured
LIQ     -Liquidity Agreement
LOC     -Letter of Credit
MBIA    -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series
PCR     -Pollution Control Revenue
PLC     -Public Limited Company
RANs    -Revenue Anticipation Notes
SA      -Support Agreement
TANs    -Tax Anticipation Notes
TOBs    -Tender Option Bonds
TRANs   -Tax and Revenue Anticipation Notes
UT      -Unlimited Tax
VRDNs   -Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                $ 501,952,489
Cash                                                                              261,601
Income receivable                                                               3,252,953
Receivable for shares sold                                                        107,408
Prepaid expenses                                                                    8,393
Total assets                                                                  505,582,844
LIABILITIES:
Payable for shares redeemed                                     $  11,122
Income distribution payable                                       829,501
Accrued expenses                                                  140,327
Total liabilities                                                                 980,950
Net Assets for 504,601,894 shares outstanding                               $ 504,601,894
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PROCEEDS PER SHARE:
INSTITUTIONAL SERVICE SHARES:
$392,380,805 / 392,380,805 shares outstanding                                       $1.00
CASH SERIES SHARES:
$47,940,017 / 47,940,017 shares outstanding                                         $1.00
INSTITUTIONAL SHARES:
$64,281,072 / 64,281,072 shares outstanding                                         $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                     $ 15,641,600
EXPENSES:
Investment advisory fee                                                     $  2,086,146
Administrative personnel and services fee                                        314,620
Custodian fees                                                                     8,789
Transfer and dividend disbursing agent fees and expenses                         109,379
Directors'/Trustees' fees                                                          3,323
Auditing fees                                                                     13,019
Legal fees                                                                        11,056
Portfolio accounting fees                                                        108,083
Distribution services fee-Cash Series Shares                                     179,698
Shareholder services fee-Institutional Service Shares                            793,433
Shareholder services fee-Cash Series Shares                                      112,311
Shareholder services fee-Institutional Shares                                    137,329
Share registration costs                                                          69,634
Printing and postage                                                              35,246
Insurance premiums                                                                21,971
Miscellaneous                                                                      5,824
Total expenses                                                                 4,009,861
WAIVERS:
Waiver of investment advisory fee                           $  (891,201)
Waiver of distribution services fee-Cash Series Shares          (22,462)
Waiver of shareholder services fee-Institutional Service
Shares                                                         (158,686)
Waiver of shareholder services fee-Institutional Shares        (137,329)
Total waivers                                                                 (1,209,678)
Net expenses                                                                                    2,800,183
Net investment income                                                                        $ 12,841,417

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED OCTOBER 31                                               1998                 1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                          $   12,841,417     $     10,489,997
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Service Shares                                       (9,813,298)          (8,169,653)
Cash Series Shares                                                 (1,215,221)            (617,375)
Institutional Shares                                               (1,812,898)          (1,702,969)
Change in net assets resulting from distributions
to shareholders                                                   (12,841,417)         (10,489,997)
SHARE TRANSACTION:
Proceeds from sale of shares                                    1,771,726,568        1,340,687,798
Net asset value of shares issued to shareholders in payment
of distributions declared                                           4,355,879            3,168,018
Cost of shares redeemed                                        (1,623,039,093)      (1,271,049,376)
Change in net assets resulting from share transactions            153,043,354           72,806,440
Change in net assets                                              153,043,354           72,806,440
NET ASSETS:
Beginning of period                                               351,558,540          278,752,100
End of period                                                  $  504,601,894     $    351,558,540

See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash Series Shares, and Institutional Shares.

The investment objective of the Fund is current income exempt from federal income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:

                                       ACQUISITION        ACQUISITION
SECURITY                               DATE               COST
Philadelphia Authority
for Industrial Development,
Variable Rate Certificates
(Series 1998P-1)                        8/27/98          $10,000,000
Pennsylvania Housing
Finance Authority,
(Series 1997-58A)                       9/2/98            13,665,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $504,601,894.

Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                              1998               1997
CASH SERIES SHARES
Shares sold                                                     158,966,434         71,085,166
Shares issued to shareholders in payment of
distributions declared                                            1,162,158            559,551
Shares redeemed                                                (135,965,506)       (67,692,672)
Net change resulting from Cash Series
share transactions                                               24,163,086          3,952,045
YEAR ENDED OCTOBER 31                                              1998               1997
INSTITUTIONAL SERVICE SHARES
Shares sold                                                   1,209,407,656      1,052,427,056
Shares issued to shareholders in payment of
distributions declared                                            3,071,889          2,495,116
Shares redeemed                                              (1,084,732,294)    (1,012,139,333)
Net change resulting from Institutional Service share
transactions                                                    127,747,251         42,782,839
YEAR ENDED OCTOBER 31                                              1998               1997
INSTITUTIONAL SHARES
Shares sold                                                     403,352,478        217,175,576
Shares issued to shareholders in payment of
distributions declared                                              121,832            113,351
Shares redeemed                                                (402,341,293)      (191,217,371)
Net change resulting from Institutional
share transactions                                                1,133,017         26,071,556
Net change resulting from share transactions                    153,043,354         72,806,440


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of Cash Series Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $800,160,971 and $690,796,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 82.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.4% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

To the Board of Trustees of Federated Municipal Trust and Shareholders of Pennsylvania Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts
December 23, 1998


[Graphic]

PROSPECTUS

Pennsylvania Municipal Cash Trust

A Portfolio of Federated Municipal Trust

CASH SERIES SHARES

December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at

http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



 [Graphic]
Pennsylvania Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229881

9101005A-CS (12/98)

[Graphic]



PROSPECTUS

Pennsylvania Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Pennsylvania.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998



CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in

Which the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  12

Report of Independent Public Accountants  30



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. While there is not assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE



 [Graphic] See Appendix C-12

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

The Fund's Institutional Service Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.32%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.43% (quarter ended December 31, 1990). Its lowest quarterly return was 0.47% (quarter ended March 31,
1994).

The Fund's Institutional Service Shares Seven-Day Net Yield as of 12/31/97 was 3.45%.

The following table represents the Fund's Institutional Service Shares Average Annual Total Return through 12/31/97.


CALENDAR PERIOD          FUND
1 Year                   3.22%
5 Years                  2.88%
Start of Performance 1   3.43%

 1  The Fund's start of performance date was November 21, 1990.

Investors may call the Fund at 1-800-341-7400 to acquire the Seven-Day Net
Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

PENNSYLVANIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Service Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)(as a percentage of offering price)                          None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                      0.50%
Distribution (12b-1) Fee                                                              None
Shareholder Services Fee 3                                                            0.25%
Other Expenses                                                                        0.16%
Total Annual Fund Operating Expenses                                                  0.91%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the fund actually paid for the fiscal year ended October 31, 1998.
 Waiver of Fund Expenses                                                              0.26%
 Total Actual Annual Operating Expenses (after waivers)                               0.65%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver)
was 0.29% for the year ended October 31, 1998.
3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.20% for the year ended October 31, 1998.



EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares' operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR   3 YEARS   5 YEARS   10  YEARS
Expenses assuming no redemption      $93      $290      $504      $1,120



What are the Fund's Investment Strategies?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Pennsylvania dividend and interest income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?



TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.



MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Pennsylvania. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash Series Shares each representing interests in a single portfolio of securities.



This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in Pennsylvania tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

*  Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

*  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company



P.O. Box 8600

Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

*  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.



Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:



Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



All requests must include:

*  Fund Name and Share Class, account number and account registration;



*  amount to be redeemed; and



*  signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.



SIGNATURE GUARANTEES



Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

*  to allow your purchase to clear;

*  during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.



CHECKWRITING



You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.



DEBIT CARD



You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS



The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



SHARE CERTIFICATES



The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Pennsylvania state personal income tax to the extent they are derived from interest on obligations exempt from Pennsylvania personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights-Institutional Service Shares

(For a share outstanding throughout each period)



Reference is made to the Report of Independent Public Accountants on page 30.

YEAR ENDED OCTOBER 31                          1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.03         0.03         0.03         0.03         0.02
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
NET ASSET VALUE, END OF PERIOD                 $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                   3.15%        3.18%        3.16%        3.44%        2.25%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.65%        0.65%        0.65%        0.65%        0.64%
Net investment income                            3.09%        3.14%        3.12%        3.38%        2.19%
Expense waiver/reimbursement 2                   0.26%        0.27%        0.27%        0.27%        0.02%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)      $392,381     $264,634     $221,851     $276,407     $229,160


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments



October 31, 1998

PRINCIPAL
AMOUNT                                                                                     VALUE
                 SHORT-TERM MUNICIPALS-99.5% 1
                 PENNSYLVANIA-99.5%
 $  4,000,000    Allegheny County, PA HDA, Variable Rate Demand Hospital
                 Revenue Bonds (Series B of 1998), 4.25% TOBs (South Hills
                 Health System)/(PNC Bank, N.A. LOC), Mandatory Tender
                 3/31/1999                                                             $   4,007,940
    1,010,000    Allegheny County, PA Housing Development Authority, 6.40%
                 Bonds (Children's Hospital of Pittsburgh)/(MBIA INS),
                 7/1/1999                                                                  1,029,663
    1,000,000    Allegheny County, PA IDA, (Series 1991) Weekly VRDNs (Mine
                 Safety Appliances Co.)/(Sanwa Bank Ltd., Osaka LOC)                       1,000,000
    4,560,000    Allegheny County, PA IDA, Commercial Development Revenue
                 Bonds (Series 1992) Weekly VRDNs (Eleven Parkway Center
                 Associates)/(Mellon Bank N.A., Pittsburgh LOC)                            4,560,000
    5,000,000    Allegheny County, PA IDA, PCR (Series 1992A), 3.05% TOBs
                 (Duquesne Light Power Co.)/(Canadian Imperial Bank of
                 Commerce, Toronto LOC), Mandatory Tender 1/28/1999                        5,000,000
    3,040,000    Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds
                 (Series A of 1997) Weekly VRDNs (Jewish Community Center)/
                 (National City, Pennsylvania LOC)                                         3,040,000
    1,795,000    Altoona, PA City Authority, Water Revenue Refunding Bonds
                 (Series 1997) PA-321 Weekly VRDNs (Blair County, PA)/(FGIC
                 INS)/(Merrill Lynch Capital Services, Inc. LIQ)                           1,795,000
    5,000,000    Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E),
                 3.80% CP (Toledo Edison Co.)/(Toronto-Dominion Bank LOC),
                 Mandatory Tender 12/1/1998                                                5,000,000
    5,000,000    Bensalem Township School District, PA, 3.97% TRANs,
                 6/30/1999                                                                 5,000,927
    1,055,000    Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                              1,055,000
      575,000    Berks County, PA IDA Weekly VRDNs (Beacon Container)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                                575,000
      520,000    Berks County, PA IDA, (1996 Series A) Weekly VRDNs (Lebanon
                 Valley Mall Co.)/(Meridian Bank, Reading, PA LOC)                           520,000
    1,500,000    Berks County, PA IDA, (Series 1988) Weekly VRDNs (Arrow
                 Electronics, Inc.)/(Corestates Bank N.A., Philadelphia, PA
                 LOC)                                                                      1,500,000
    6,000,000    Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern
                 Industries, Inc.)/(Dauphin Deposit Bank and Trust LOC)                    6,000,000
    3,330,000    Berks County, PA IDA, Manufacturing Facilities Revenue Bonds
                 (Series 1996) Weekly VRDNs (Ram Industries, Inc.)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                              3,330,000
    1,585,000    Berks County, PA IDA, Manufacturing Facilities Revenue Bonds
                 (Series 1995) Weekly VRDNs (Grafika Commercial Printing,
                 Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)                        1,585,000
      235,000    Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries
                 A) Weekly VRDNs (Corestates Bank N.A., Philadelphia, PA LOC)                235,000
      910,000    Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries
                 B) Weekly VRDNs (Corestates Bank N.A., Philadelphia, PA LOC)                910,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued  1
                 PENNSYLVANIA-CONTINUED
$   1,000,000    Bethlehem, PA Area School District, UT GO Bonds, 6.35% Bonds
                 (AMBAC INS), 9/1/1999                                               $    1,024,085
    2,375,000    Boyertown, PA Area School District, (Series of 1998/99),
                 4.00% TRANs, 6/30/1999                                                   2,377,272
    1,855,000    Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                             1,855,000
    2,560,000    Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                             2,560,000
    2,865,000    Bucks County, PA IDA, (Series 1991) Weekly VRDNs (Cabot
                 Medical Corp.)/(Corestates Bank N.A., Philadelphia, PA LOC)              2,865,000
    3,205,000    Bucks County, PA IDA, Variable Rate Demand/Fixed Rate
                 Revenue Bonds (Series 1997) Weekly VRDNs (Boekel Industries,
                 Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)                       3,205,000
    4,000,000    Butler County, PA IDA Weekly VRDNs (Mine Safety Appliances
                 Co.)/(Sanwa Bank Ltd., Osaka LOC)                                        4,000,000
    1,000,000    Butler County, PA IDA, (Series 1992B) Weekly VRDNs (Mine
                 Safety Appliances Co.)/(Sanwa Bank Ltd., Osaka LOC)                      1,000,000
    1,200,000    Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco,
                 Inc.)/(Chase Manhattan Bank N.A., New York LOC)                          1,200,000
    2,125,000    Butler County, PA IDA, (Series 1998) Weekly VRDNs (Allegheny
                 Metalworking Corp.)/(National City, Pennsylvania LOC)                    2,125,000
    2,270,000    Butler County, PA IDA, IDRB (Series 1994) Weekly VRDNs (Lue-
                 Rich Holding Company, Inc. Project)/(ABN AMRO Bank N.V.,
                 Amsterdam LOC)                                                           2,270,000
    2,250,000    Butler County, PA IDA, IDRB's (Series 1997) Weekly VRDNs
                 (Wise Business Forms, Inc.)/(SouthTrust Bank of Alabama,
                 Birmingham LOC)                                                          2,250,000
    6,000,000    Butler County, PA IDA, Variable Rate Demand Revenue Bonds
                 (Series 1996A), 3.80% TOBs (Lutheran Welfare)/(PNC Bank,
                 N.A. LOC), Mandatory Tender 11/1/1998                                    6,000,000
    6,400,000    Cambria County, PA IDA Weekly VRDNs (Cambria Cogeneration)/
                 (ABN AMRO Bank N.V., Amsterdam LOC)  6,400,000
    1,300,000    Carbon County, PA IDA Weekly VRDNs (Summit Management &
                 Utilities, Inc.)/(PNC Bank, N.A. LOC)                                    1,300,000
    5,000,000    Carbon County, PA IDA, Resource Recovery Bonds (Series B),
                 3.60% CP (Panther Creek)/(National Westminster Bank, PLC,
                 London LOC), Mandatory Tender 11/12/1998                                 5,000,000
    1,290,000    Carbon County, PA IDA, Resource Recovery Bonds (Series B),
                 3.65% CP (Panther Creek)/(National Westminster Bank, PLC,
                 London LOC), Mandatory Tender 11/16/1998                                 1,290,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued  1
                 PENNSYLVANIA-CONTINUED
$   5,000,000    Carbon County, PA IDA, Solid Waste Disposal Revenue Bonds,
                 4.15% RANs (Horsehead Resource Development, Inc.)/(Chase
                 Manhattan Bank N.A., New York LOC), 12/3/1998                       $    5,000,000
    3,060,000    Chartiers Valley Industrial & Commercial Development
                 Authority, Nursing home Revenue Refunding Bonds (Series
                 1997A) Weekly VRDNs (Woodhaven Convalescent Center)/
                 (Bank One, Ohio, N.A. LOC)                                               3,060,000
    7,300,000    Clearfield County, PA IDA Weekly VRDNs (Penn Traffic Co.)/
                 (ABN AMRO Bank N.V., Amsterdam LOC)                                      7,300,000
    2,500,000    Coatsville, PA School District, 4.05% TRANs, 6/30/1999                   2,502,367
    1,000,000    Commonwealth of Pennsylvania, GO UT Refunding Bonds (First
                 Series A), 6.60% Bonds, 6/1/1999                                         1,019,654
    4,000,000    Commonwealth of Pennsylvania, PA-274 (1st Series of 1997)
                 Weekly VRDNs (AMBAC INS)/(Merrill Lynch Capital Services,
                 Inc. LIQ)                                                                4,000,000
   25,000,000    Commonwealth of Pennsylvania, Trust Receipts (Series 1998
                 FR/RI-A9) Weekly VRDNs (MBIA INS)/(Bayerische Hypotheken-Und
                 Wechsel-Bank AG LIQ)                                                    25,000,000
    1,100,000    Cumberland County, PA IDA, Industrial Development Bonds
                 (Series 1994) Weekly VRDNs (Lane Enterprises, Inc. Project)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                             1,100,000
   10,000,000    Cumberland County, PA Municipal Authority, Variable Rate
                 Revenue Bonds (Series 1996 B), 3.75% TOBs (Dickinson College)/
                 (Mellon Bank N.A., Pittsburgh LOC), Optional Tender 11/2/1998           10,000,000
    1,000,000    Dallastown Area School District, PA, GO Bonds (Series 1998)
                 Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)             1,000,000
   14,500,000    Dauphin County, PA General Authority, (Education and Health
                 Loan Program, Series 1997) Weekly VRDNs (AMBAC INS)/(Chase
                 Manhattan Bank N.A., New York LIQ)                                      14,500,000
   15,500,000    Dauphin County, PA General Authority, (Series A of 1997)
                 Weekly VRDNs (Allhealth Pooled Financing Program)/(FSA INS)/
                 (Credit Suisse First Boston LIQ)                                        15,500,000
    1,000,000    Delaware County Authority, PA, Hospital Revenue Bonds
                 (Series of 1996) Weekly VRDNs (Crozer-Chester Medical
                 Center)/(KBC Bank N.V., Brussels LOC)                                    1,000,000
   10,000,000    Delaware County, PA PCR, (Series 1988A), 3.20% CP
                 (Philadelphia Electric Co.)/(FGIC INS), Mandatory Tender
                 12/9/1998                                                               10,000,000
    3,000,000    Downington Area School District, (Series of 1998/99), 4.04%
                 TRANs, 6/30/1999                                                         3,002,662
   12,500,000    Doylestown Hospital Authority, PA, Doylestown Hospital
                 Revenue Bonds Weekly VRDNs (AMBAC INS)/(PNC Bank, N.A. LIQ)             12,500,000
    5,000,000    Doylestown Hospital Authority, PA, Hospital Revenue Bonds
                 (Series 1998C) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC
                 INS)/(PNC Bank, N.A. LIQ)                                                5,000,000
    4,400,000    East Hempfield Township, PA IDA, (Series 1985) Weekly VRDNs
                 (Yellow Freight System)/(Wachovia Bank of Georgia, N.A.,
                 Atlanta LOC)                                                             4,400,000
    8,500,000    East Hempfield Township, PA IDA, (Series of 1997) Weekly
                 VRDNs (Mennonite Home)/(Dauphin Deposit Bank and Trust LOC)              8,500,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued  1
                 PENNSYLVANIA-CONTINUED
 $  8,505,000    Easton Area School District, PA, (Series 1997) Weekly VRDNs
                 (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                     $    8,505,000
    2,800,000    Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's
                 Hospital Erie, PA)/(PNC Bank, N.A. LOC)                                  2,800,000
      125,000    Erie County, PA IDA, (Series 1985) Weekly VRDNs (R. P-C
                 Value, Inc.)/(PNC Bank, N.A. LOC)                                          125,000
      300,000    Erie County, PA IDA, (Series B) Weekly VRDNs (P.H.B.
                 Project)/(PNC Bank, N.A. LOC)                                              300,000
    4,000,000    Erie County, PA, 4.375% TRANs (PNC Bank, N.A. LOC),
                 12/31/1998                                                               4,003,643
      100,000    Forest County, PA IDA Weekly VRDNs (Industrial Timber & Land
                 Co.)/(National City Bank, Cleveland, OH LOC)                               100,000
      905,000    Forest County, PA IDA Weekly VRDNs (Marienville Health Care
                 Facility)/(PNC Bank, N.A. LOC)                                             905,000
    2,900,000    Franconia Township, PA IDA, IDRB's (Series 1997A) Weekly
                 VRDNs (Asher's Chocolates)/(Mellon Bank N.A., Pittsburgh
                 LOC)                                                                     2,900,000
    1,470,000    Franklin County, PA IDA Weekly VRDNs (The Guarriello Limited
                 Partnership)/(PNC Bank, N.A. LOC)                                        1,470,000
    2,400,000    Gettysburg Area Industrial Development Authority, (Series A
                 of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/(First
                 National Bank of Maryland, Baltimore LOC)                                2,400,000
    4,495,000    Greater Johnstown, PA School District, PA-361 Weekly VRDNs
                 (MBIA INS)/(Merrill Lynch Capital Services, Inc. LIQ)                    4,495,000
   11,000,000    Lancaster County, PA Hospital Authority, Health Center
                 Revenue Bonds (Series 1996) Weekly VRDNs (Masonic Homes)                11,000,000
    3,385,000    Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry
                 Molded Products, Inc.)/(Dauphin Deposit Bank and Trust LOC)              3,385,000
    2,295,000    Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry
                 Molded Products, Inc.)/(Dauphin Deposit Bank and Trust LOC)              2,295,000
    1,000,000    Lehigh County, PA IDA, Variable Rate Demand Revenue Bonds
                 (Series 1997) Weekly VRDNs (American Manufacturing Co.,
                 Inc.)/(Mellon Bank N.A., Pittsburgh LOC)                                 1,000,000
    6,840,000    McKean County, PA IDA, Economic Development Revenue Bonds
                 (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/
                 (Mellon Bank N.A., Pittsburgh LOC)                                       6,840,000
      290,000    McKean County, PA IDA, Multi-Mode Revenue Refunding Bonds
                 Weekly VRDNs (Bradford Manor, Inc.)/(PNC Bank, N.A. LOC)                   290,000
    3,300,000    Monroe County, PA IDA, PCR Weekly VRDNs (Cooper Industries,
                 Inc.)/(Sanwa Bank Ltd., Osaka LOC)                                       3,300,000
    3,500,000    Montgomery County, PA IDA, (Series 1984) Weekly VRDNs (Seton
                 Co.)/(First Union National Bank, Charlotte, N.C. LOC)                    3,500,000
    1,200,000    Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI
                 Limited Partnership)/(Corestates Bank N.A., Philadelphia, PA
                 LOC)                                                                     1,200,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued  1
                 PENNSYLVANIA-CONTINUED
$   1,000,000    Montgomery County, PA IDA, (Series A) Weekly VRDNs (Vari
                 Corp.)/(Dauphin Deposit Bank and Trust LOC)                         $    1,000,000
    4,250,000    Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari
                 Corp.)/(Dauphin Deposit Bank and Trust LOC)                              4,250,000
    2,030,000    Montgomery County, PA IDA, EDRB's (Series 1997) Weekly VRDNs
                 (Palmer International, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)          2,030,000
    4,775,000    Moon Township, PA IDA Weekly VRDNs (Airport Hotel
                 Associates)/(National City, Pennsylvania LOC)                            4,775,000
    3,310,000    Moon Township, PA IDA, Variable Rate Commercial Development
                 Revenue Bond (Series 1995A) Weekly VRDNs (One Thorn Run
                 Center)/(National City, Pennsylvania LOC)                                3,310,000
    3,000,000    North Penn Health, Hospital and Education Authority, PA,
                 Hospital Revenue Bonds (Series 1998) Weekly VRDNs (North
                 Penn Hospital, PA)/(First Union National Bank, Charlotte,
                 N.C. LOC)                                                                3,000,000
    3,850,000    Northampton County, PA IDA, 3.40% CP (Citizens Utilities
                 Co.), Mandatory Tender 2/9/1999                                          3,850,000
    9,000,000    Northampton County, PA IDA, 3.65% CP (Citizens Utilities
                 Co.), Mandatory Tender 1/13/1999                                         9,000,000
    2,542,000    Northampton County, PA IDA, Variable Rate Revenue Bonds
                 (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank,
                 N.A. LOC)                                                                2,542,000
    1,590,000    Northumberland County PA IDA, Revenue Bonds (Series A of
                 1995) Weekly VRDNs (Furman Farms, Inc. Project)/(Corestates
                 Bank N.A., Philadelphia, PA LOC)                                         1,590,000
    1,650,000    Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank,
                 N.A. LOC)                                                                1,650,000
    2,500,000    Pennsylvania EDFA Weekly VRDNs (Industrial Scientific
                 Corp.)/(Mellon Bank N.A., Pittsburgh LOC)                                2,500,000
      525,000    Pennsylvania EDFA Weekly VRDNs (Pioneer Fluid)/(PNC Bank,
                 N.A. LOC)                                                                  525,000
      450,000    Pennsylvania EDFA Weekly VRDNs (RMF Associates)/(PNC Bank,
                 N.A. LOC)                                                                  450,000
      500,000    Pennsylvania EDFA, (Series B) Weekly VRDNs (Payne Printing
                 Co.)/(PNC Bank, N.A. LOC)                                                  500,000
    2,890,000    Pennsylvania EDFA, Economic Development Revenue Bonds
                 (Series 1996C) Weekly VRDNs (Napco, Inc. Project)/(Mellon
                 Bank N.A., Pittsburgh LOC)                                               2,890,000
   10,000,000    Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series
                 1997B) Weekly VRDNs (National Gypsum Co.)/(Nationsbank,
                 N.A., Charlotte LOC)                                                    10,000,000
      625,000    Pennsylvania EDFA, Revenue Bonds (Series G4) Weekly VRDNs
                 (Metamora Products)/(PNC Bank, N.A. LOC)                                   625,000
      250,000    Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (DDI
                 Pharmaceuticals, Inc.)/(PNC Bank, N.A. LOC)                                250,000
      250,000    Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (RAM Forest
                 Products)/(PNC Bank, N.A. LOC)                                             250,000
   13,665,000  2 Pennsylvania Housing Finance Authority, (Series 1997-58A),
                 PT-149, 3.75% TOBs (Commerzbank AG, Frankfurt LIQ), Optional
                 Tender 12/10/1998                                                       13,665,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued  1
                 PENNSYLVANIA-CONTINUED
$  14,430,000    Pennsylvania Housing Finance Authority, MERLOTs (Series K)
                 Weekly VRDNs (Corestates Bank N.A., Philadelphia, PA LIQ)           $   14,430,000
    2,905,000    Pennsylvania Housing Finance Authority, PT-119B (Series
                 1997-56B) Weekly VRDNs (Credit Suisse First Boston, Inc.
                 LIQ)                                                                     2,905,000
      915,000    Pennsylvania Housing Finance Authority, Section 8 Assisted
                 Residential Development Refunding Bonds (Series 1992A)
                 Weekly VRDNs (CGIC INS)/(Citibank N.A., New York LIQ)                      915,000
   10,000,000    Pennsylvania State Higher Education Assistance Agency,
                 Student Loan Adjustable Rate Revenue Bonds (Series 1997A)
                 Weekly VRDNs (Student Loan Marketing Association LOC)                   10,000,000
    6,000,000    Pennsylvania State Higher Education Facilities Authority,
                 (Series 1997 B8), 4.50% TOBs (Wilkes University)/(PNC Bank,
                 N.A. LOC), Mandatory Tender 11/1/1998                                    6,000,000
   10,000,000  2 Philadelphia Authority for Industrial Development, Variable
                 Rate Certificates (Series 1998P-1), 3.75% TOBs (Philadelphia
                 Airport System)/(FGIC INS)/(Bank of America NT and SA,
                 San Francisco LIQ), Optional Tender 8/4/1999                            10,000,000
    1,760,000    Philadelphia, PA Airport System, 5.25% Bonds (FGIC INS),
                 6/15/1999                                                                1,775,878
   12,900,000    Philadelphia, PA Gas Works, (Series C), 3.05% CP (Canadian
                 Imperial Bank of Commerce, Toronto LOC), Mandatory Tender
                 2/17/1999                                                               12,900,000
    2,450,000    Philadelphia, PA IDA, Refunding Revenue Bonds (Series 1991)
                 Weekly VRDNs (Tom James Co.)/(SunTrust Bank, Nashville LOC)              2,450,000
    7,600,000    Philadelphia, PA Redevelopment Authority, Multi-Family
                 Revenue Bonds (Series 1985) Weekly VRDNs (Franklin Town
                 Towers)/(Marine Midland Bank N.A., Buffalo, NY LOC)                      7,600,000
    4,000,000    Philadelphia, PA School District, (Series B), 4.25% TRANs
                 (PNC Bank, N.A. LOC), 6/30/1999                                          4,015,801
    3,230,000    Philadelphia, PA Water & Wastewater System, (CDC Series
                 1997Q) Weekly VRDNs (MBIA INS)/(CDC Municipal Products,
                 Inc. LIQ)                                                                3,230,000
    5,000,000    Philadelphia, PA Water & Wastewater System, (Series 1997A)
                 PT-1033 Weekly VRDNs (AMBAC INS)/(Merrill Lynch Capital
                 Services, Inc. LOC)                                                      5,000,000
    5,000,000    Philadelphia, PA, 4.25% TRANs, 6/30/1999                                 5,019,565
      540,000    Pittsburgh, PA School District, (Series B), 4.10% Bonds
                 (FGIC INS), 9/1/1999                                                       543,716
    2,500,000    Red Lion, PA Area School District, 4.05% TRANs, 6/30/1999                2,502,367
    1,700,000    Schuylkill County, PA IDA, Manufacturing Facilities Revenue
                 Bonds (Series 1995) Weekly VRDNs (Prime Packing, Inc.
                 Project)/(Corestates Bank N.A., Philadelphia, PA LOC)                    1,700,000
    1,900,000    Schuylkill County, PA IDA, Variable Rate Demand/Fixed Rate
                 Manufacturing Facilities Revenue Bonds (Series of 1996)
                 Weekly VRDNs (Craftex Mills, Inc.)/(Corestates Bank N.A.,
                 Philadelphia, PA LOC)                                                    1,900,000
    2,000,000    Shaler Township, PA, 4.18% TANs, 12/31/1998                              2,000,251
    1,000,000    Southeastern, PA Transportation Authority, 6.00% Bonds
                 (Canadian Imperial Bank of Commerce, Toronto LOC), 6/1/1999              1,016,349
    1,000,000    Springfield, PA School District, 3.90% TRANs, 12/31/1998                 1,000,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued  1
                 PENNSYLVANIA-CONTINUED
$   6,000,000    Temple University, Refunding Bonds (Series B), 4.50% Bonds,
                 5/14/1999                                                           $    6,023,024
    4,245,000    Upper Darby School District, PA, (Drexel Hill), 3.94% TRANs,
                 6/30/1999                                                                4,248,766
    4,000,000    Venango, PA IDA, Resource Recovery Bonds (Series 1993),
                 3.60% CP (Scrubgrass Power Corp.)/(National Westminster
                 Bank, PLC, London LOC), Mandatory Tender 11/12/1998                      4,000,000
    2,700,000    Washington County, PA Authority, (Series 1985A) Weekly VRDNs
                 (1985-A Pooled Equipment Lease Program)/(First Union
                 National Bank, Charlotte, N.C. LOC)                                      2,700,000
    1,900,000    Washington County, PA Hospital Authority Weekly VRDNs
                 (Keystone Diversified Management Corp.)/(Mellon Bank N.A.,
                 Pittsburgh LOC)                                                          1,900,000
   10,700,000    Washington County, PA IDA, Solid Waste Disposal Revenue
                 Bonds (Series 1995) Weekly VRDNs (American Iron Oxide Co.
                 Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                            10,700,000
      950,000    Washington County, PA, IDA (Series 1988) Weekly VRDNs (Coca-
                 Cola Co.)/(Mellon Bank N.A., Pittsburgh LOC)                               950,000
      835,000    West Cornwall Township, PA Municipal Authority, Revenue
                 Bonds (Series 1995) Weekly VRDNs (Lebanon Valley Brethren
                 Home Project (PA))/(Corestates Bank N.A., Philadelphia,
                 PA LOC)                                                                    835,000
    9,600,000    Westmoreland County, PA IDA, Guaranteed Variable Rate
                 Revenue Bonds (Series of 1993) Weekly VRDNs (USA Waste
                 Services, Inc.)/(Fleet Bank N.A. LOC)                                    9,600,000
    2,500,000    York County, PA IDA, Limited Obligation Revenue Bonds
                 (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica
                 Bank, Detroit, MI LOC)                                                   2,500,000
    2,750,000    York County, PA IDA, Variable Rate Demand Ltd. Obligation
                 Revenue Bonds (Series 1996) Weekly VRDNs (Metal Exchange
                 Corp.)/(Comerica Bank, Detroit, MI LOC)                                  2,750,000
    2,125,000    York County, PA Solid Waste & Refuse Authority, 4.75% Bonds
                 (FGIC INS), 12/1/1998                                                    2,126,559
                 Total Investments (at amortized cost) 3                              $ 501,952,489


 At October 31, 1998, 40.4% of the total investments at market value were subject to alternative minimum tax.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
  100.00%      0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $23,665,000 which represents 4.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($504,601,894) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
CGIC -Capital Guaranty Insurance Corporation
CP -Commercial Paper
EDFA -Economic Development Financing Authority
EDRB -Economic Development Revenue Bonds
FGIC -Financial Guaranty Insurance Company
FSA -Financial Security Assurance
GO -General Obligation
HDA -Hospital Development Authority
IDA -Industrial Development Authority
IDRB -Industrial Development Revenue Bond
INS -Insured
LIQ -Liquidity Agreement
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender
Series
PCR -Pollution Control Revenue
PLC -Public Limited Company
RANs -Revenue Anticipation Notes
SA -Support Agreement
TANs -Tax Anticipation Notes
TOBs -Tender Option Bonds
TRANs -Tax and Revenue Anticipation Notes
UT -Unlimited Tax
VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                    $ 501,952,489
Cash                                                                                  261,601
Income receivable                                                                   3,252,953
Receivable for shares sold                                                            107,408
Prepaid expenses                                                                        8,393
Total assets                                                                      505,582,844
LIABILITIES:
Payable for shares redeemed                                         $  11,122
Income distribution payable                                           829,501
Accrued expenses                                                      140,327
Total liabilities                                                                     980,950
Net Assets for 504,601,894 shares outstanding                                   $ 504,601,894
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SERVICE SHARES:
$392,380,805 / 392,380,805 shares outstanding                                           $1.00
CASH SERIES SHARES:
$47,940,017 / 47,940,017 shares outstanding                                             $1.00
INSTITUTIONAL SHARES:
$64,281,072 / 64,281,072 shares outstanding                                             $1.00



See Notes which are an integral part of the Financial Statements

Statement of Operations



Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                     $ 15,641,600
EXPENSES:
Investment advisory fee                                                     $  2,086,146
Administrative personnel and services fee                                        314,620
Custodian fees                                                                     8,789
Transfer and dividend disbursing agent fees and expenses                         109,379
Directors'/Trustees' fees                                                          3,323
Auditing fees                                                                     13,019
Legal fees                                                                        11,056
Portfolio accounting fees                                                        108,083
Distribution services fee-Cash Series Shares                                     179,698
Shareholder services fee-Institutional Service Shares                            793,433
Shareholder services fee-Cash Series Shares                                      112,311
Shareholder services fee-Institutional Shares                                    137,329
Share registration costs                                                          69,634
Printing and postage                                                              35,246
Insurance premiums                                                                21,971
Miscellaneous                                                                      5,824
Total expenses                                                                 4,009,861
WAIVERS:
Waiver of investment advisory fee                           $  (891,201)
Waiver of distribution services fee-Cash Series Shares          (22,462)
Waiver of shareholder services fee-Institutional Service
Shares                                                         (158,686)
Waiver of shareholder services fee-Institutional Shares        (137,329)
Total waivers  (1,209,678)
Net expenses                                                                                    2,800,183
Net investment income                                                                        $ 12,841,417



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED OCTOBER 31                                                1998                 1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                          $     12,841,417     $     10,489,997
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Service Shares                                         (9,813,298)          (8,169,653)
Cash Series Shares                                                   (1,215,221)            (617,375)
Institutional Shares                                                 (1,812,898)          (1,702,969)
Change in net assets resulting from distributions
to shareholders                                                     (12,841,417)         (10,489,997)
SHARE TRANSACTION:
Proceeds from sale of shares                                      1,771,726,568        1,340,687,798
Net asset value of shares issued to shareholders in payment
of distributions declared                                             4,355,879            3,168,018
Cost of shares redeemed                                          (1,623,039,093)      (1,271,049,376)
Change in net assets resulting from share transactions              153,043,354           72,806,440
Change in net assets                                                153,043,354           72,806,440
NET ASSETS:
Beginning of period                                                 351,558,540          278,752,100
End of period                                                  $    504,601,894     $    351,558,540



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash Series Shares, and Institutional Shares.

The investment objective of the Fund is current income exempt from federal income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:


                              ACQUISITION      ACQUISITION
SECURITY                             DATE             COST
Philadelphia Authority
for Industrial Development,
Variable Rate Certificates
(Series 1998P-1)                8/27/98        $10,000,000
Pennsylvania Housing
Finance Authority,
(Series 1997-58A)                9/2/98         13,665,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $504,601,894.

Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                            1998               1997
INSTITUTIONAL SERVICE SHARES
Shares sold                                                   1,209,407,656      1,052,427,056
Shares issued to shareholders in payment of distributions
declared                                                          3,071,889          2,495,116
Shares redeemed                                              (1,084,732,294)    (1,012,139,333)
Net change resulting from Institutional Service
share transactions                                              127,747,251         42,782,839

YEAR ENDED OCTOBER 31                                            1998               1997
CASH SERIES SHARES
Shares sold                                                     158,966,434         71,085,166
Shares issued to shareholders in payment of distributions
declared                                                          1,162,158            559,551
Shares redeemed                                                (135,965,506)       (67,692,672)
Net change resulting from Cash Series share transactions         24,163,086          3,952,045

YEAR ENDED OCTOBER 31                                            1998               1997
INSTITUTIONAL SHARES
Shares sold                                                     403,352,478        217,175,576
Shares issued to shareholders in payment of distributions
declared                                                            121,832            113,351
Shares redeemed                                                (402,341,293)      (191,217,371)
Net change resulting from Institutional share transactions        1,133,017         26,071,556
Net change resulting from share transactions                    153,043,354         72,806,440


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of Cash Series Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $800,160,971 and $690,796,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 82.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.4% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

To the Board of Trustees of Federated Municipal Trust and and Shareholders of Pennsylvania Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts
December 23, 1998



[Graphic]

PROSPECTUS

Pennsylvania Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES



December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



 [Graphic]

Pennsylvania Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229204

9101005A-SS (12/98)

[Graphic]


PROSPECTUS

Pennsylvania Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES



A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Pennsylvania.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998



CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in

Which the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  11

Financial Information  12

Report of Independent Public Accountants  30



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. While there is not assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE



 [Graphic] - See Appendix C-13

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

The Fund's Institutional Service Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.32%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.43% (quarter ended December 31, 1990). Its lowest quarterly return was 0.47% (quarter ended March 31,
1994).

The Fund's Institutional Service Shares Seven-Day Net Yield as of 12/31/97 was 3.45%.

The following table represents the Fund's Institutional Service Shares Average Annual Total Return through 12/31/97.


CALENDAR PERIOD          FUND
1 Year                   3.22%
5 Years                  2.88%
Start of Performance 1   3.43%

 1  The Fund's start of performance date was November 21, 1990.

Investors may call the Fund at 1-800-341-7400 to acquire the Seven-Day Net
Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

PENNSYLVANIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Service Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)(as a percentage of offering price)                          None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                      0.50%
Distribution (12b-1) Fee                                                              None
Shareholder Services Fee 3                                                            0.25%
Other Expenses                                                                        0.16%
Total Annual Fund Operating Expenses                                                  0.91%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the fund actually paid for the fiscal year ended October 31, 1998.
 Waiver of Fund Expenses                                                              0.26%
 Total Actual Annual Operating Expenses (after waivers)                               0.65%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver)
was 0.29% for the year ended October 31, 1998.
3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.20% for the year ended October 31, 1998.



EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares' operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR   3 YEARS   5 YEARS   10  YEARS
Expenses assuming no redemption      $93      $290      $504      $1,120



What are the Fund's Investment Strategies?



The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Pennsylvania dividend and interest income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?



TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS



Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.



MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Pennsylvania. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash Series Shares each representing interests in a single portfolio of securities.



This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in Pennsylvania tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

*  Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

*  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company



P.O. Box 8600

Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

*  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).



BY MAIL

You may redeem Shares by mailing a written request to the Fund.



Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:



Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



All requests must include:

*  Fund Name and Share Class, account number and account registration;



*  amount to be redeemed; and



*  signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.



SIGNATURE GUARANTEES



Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

*  to allow your purchase to clear;

*  during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.



CHECKWRITING



You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.



DEBIT CARD



You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS



The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



SHARE CERTIFICATES



The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Pennsylvania state personal income tax to the extent they are derived from interest on obligations exempt from Pennsylvania personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights-Institutional Service Shares

(For a share outstanding throughout each period)



Reference is made to the Report of Independent Public Accountants on page 30.

YEAR ENDED OCTOBER 31                          1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.03         0.03         0.03         0.03         0.02
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
NET ASSET VALUE, END OF PERIOD                 $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                   3.15%        3.18%        3.16%        3.44%        2.25%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.65%        0.65%        0.65%        0.65%        0.64%
Net investment income                            3.09%        3.14%        3.12%        3.38%        2.19%
Expense waiver/reimbursement 2                   0.26%        0.27%        0.27%        0.27%        0.02%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)      $392,381     $264,634     $221,851     $276,407     $229,160


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments



October 31, 1998

PRINCIPAL
AMOUNT                                                                                     VALUE
                 SHORT-TERM MUNICIPALS-99.5% 1
                 PENNSYLVANIA-99.5%
 $  4,000,000    Allegheny County, PA HDA, Variable Rate Demand Hospital
                 Revenue Bonds (Series B of 1998), 4.25% TOBs (South Hills
                 Health System)/(PNC Bank, N.A. LOC), Mandatory Tender
                 3/31/1999                                                             $   4,007,940
    1,010,000    Allegheny County, PA Housing Development Authority, 6.40%
                 Bonds (Children's Hospital of Pittsburgh)/(MBIA INS),
                 7/1/1999                                                                  1,029,663
    1,000,000    Allegheny County, PA IDA, (Series 1991) Weekly VRDNs (Mine
                 Safety Appliances Co.)/(Sanwa Bank Ltd., Osaka LOC)                       1,000,000
    4,560,000    Allegheny County, PA IDA, Commercial Development Revenue
                 Bonds (Series 1992) Weekly VRDNs (Eleven Parkway Center
                 Associates)/(Mellon Bank N.A., Pittsburgh LOC)                            4,560,000
    5,000,000    Allegheny County, PA IDA, PCR (Series 1992A), 3.05% TOBs
                 (Duquesne Light Power Co.)/(Canadian Imperial Bank of
                 Commerce, Toronto LOC), Mandatory Tender 1/28/1999                        5,000,000
    3,040,000    Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds
                 (Series A of 1997) Weekly VRDNs (Jewish Community Center)/
                 (National City, Pennsylvania LOC)                                         3,040,000
    1,795,000    Altoona, PA City Authority, Water Revenue Refunding Bonds
                 (Series 1997) PA-321 Weekly VRDNs (Blair County, PA)/(FGIC
                 INS)/(Merrill Lynch Capital Services, Inc. LIQ)                           1,795,000
    5,000,000    Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E),
                 3.80% CP (Toledo Edison Co.)/(Toronto-Dominion Bank LOC),
                 Mandatory Tender 12/1/1998                                                5,000,000
    5,000,000    Bensalem Township School District, PA, 3.97% TRANs,
                 6/30/1999                                                                 5,000,927
    1,055,000    Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                              1,055,000
      575,000    Berks County, PA IDA Weekly VRDNs (Beacon Container)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                                575,000
      520,000    Berks County, PA IDA, (1996 Series A) Weekly VRDNs (Lebanon
                 Valley Mall Co.)/(Meridian Bank, Reading, PA LOC)                           520,000
    1,500,000    Berks County, PA IDA, (Series 1988) Weekly VRDNs (Arrow
                 Electronics, Inc.)/(Corestates Bank N.A., Philadelphia, PA
                 LOC)                                                                      1,500,000
    6,000,000    Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern
                 Industries, Inc.)/(Dauphin Deposit Bank and Trust LOC)                    6,000,000
    3,330,000    Berks County, PA IDA, Manufacturing Facilities Revenue Bonds
                 (Series 1996) Weekly VRDNs (Ram Industries, Inc.)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                              3,330,000
    1,585,000    Berks County, PA IDA, Manufacturing Facilities Revenue Bonds
                 (Series 1995) Weekly VRDNs (Grafika Commercial Printing,
                 Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)                        1,585,000
      235,000    Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries
                 A) Weekly VRDNs (Corestates Bank N.A., Philadelphia, PA LOC)                235,000
      910,000    Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries
                 B) Weekly VRDNs (Corestates Bank N.A., Philadelphia, PA LOC)                910,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued  1
                 PENNSYLVANIA-CONTINUED
$   1,000,000    Bethlehem, PA Area School District, UT GO Bonds, 6.35% Bonds
                 (AMBAC INS), 9/1/1999                                               $    1,024,085
    2,375,000    Boyertown, PA Area School District, (Series of 1998/99),
                 4.00% TRANs, 6/30/1999                                                   2,377,272
    1,855,000    Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                             1,855,000
    2,560,000    Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                             2,560,000
    2,865,000    Bucks County, PA IDA, (Series 1991) Weekly VRDNs (Cabot
                 Medical Corp.)/(Corestates Bank N.A., Philadelphia, PA LOC)              2,865,000
    3,205,000    Bucks County, PA IDA, Variable Rate Demand/Fixed Rate
                 Revenue Bonds (Series 1997) Weekly VRDNs (Boekel Industries,
                 Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)                       3,205,000
    4,000,000    Butler County, PA IDA Weekly VRDNs (Mine Safety Appliances
                 Co.)/(Sanwa Bank Ltd., Osaka LOC)                                        4,000,000
    1,000,000    Butler County, PA IDA, (Series 1992B) Weekly VRDNs (Mine
                 Safety Appliances Co.)/(Sanwa Bank Ltd., Osaka LOC)                      1,000,000
    1,200,000    Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco,
                 Inc.)/(Chase Manhattan Bank N.A., New York LOC)                          1,200,000
    2,125,000    Butler County, PA IDA, (Series 1998) Weekly VRDNs (Allegheny
                 Metalworking Corp.)/(National City, Pennsylvania LOC)                    2,125,000
    2,270,000    Butler County, PA IDA, IDRB (Series 1994) Weekly VRDNs (Lue-
                 Rich Holding Company, Inc. Project)/(ABN AMRO Bank N.V.,
                 Amsterdam LOC)                                                           2,270,000
    2,250,000    Butler County, PA IDA, IDRB's (Series 1997) Weekly VRDNs
                 (Wise Business Forms, Inc.)/(SouthTrust Bank of Alabama,
                 Birmingham LOC)                                                          2,250,000
    6,000,000    Butler County, PA IDA, Variable Rate Demand Revenue Bonds
                 (Series 1996A), 3.80% TOBs (Lutheran Welfare)/(PNC Bank,
                 N.A. LOC), Mandatory Tender 11/1/1998                                    6,000,000
    6,400,000    Cambria County, PA IDA Weekly VRDNs (Cambria Cogeneration)/
                 (ABN AMRO Bank N.V., Amsterdam LOC)  6,400,000
    1,300,000    Carbon County, PA IDA Weekly VRDNs (Summit Management &
                 Utilities, Inc.)/(PNC Bank, N.A. LOC)                                    1,300,000
    5,000,000    Carbon County, PA IDA, Resource Recovery Bonds (Series B),
                 3.60% CP (Panther Creek)/(National Westminster Bank, PLC,
                 London LOC), Mandatory Tender 11/12/1998                                 5,000,000
    1,290,000    Carbon County, PA IDA, Resource Recovery Bonds (Series B),
                 3.65% CP (Panther Creek)/(National Westminster Bank, PLC,
                 London LOC), Mandatory Tender 11/16/1998                                 1,290,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued  1
                 PENNSYLVANIA-CONTINUED
$   5,000,000    Carbon County, PA IDA, Solid Waste Disposal Revenue Bonds,
                 4.15% RANs (Horsehead Resource Development, Inc.)/(Chase
                 Manhattan Bank N.A., New York LOC), 12/3/1998                       $    5,000,000
    3,060,000    Chartiers Valley Industrial & Commercial Development
                 Authority, Nursing home Revenue Refunding Bonds (Series
                 1997A) Weekly VRDNs (Woodhaven Convalescent Center)/
                 (Bank One, Ohio, N.A. LOC)                                               3,060,000
    7,300,000    Clearfield County, PA IDA Weekly VRDNs (Penn Traffic Co.)/
                 (ABN AMRO Bank N.V., Amsterdam LOC)                                      7,300,000
    2,500,000    Coatsville, PA School District, 4.05% TRANs, 6/30/1999                   2,502,367
    1,000,000    Commonwealth of Pennsylvania, GO UT Refunding Bonds (First
                 Series A), 6.60% Bonds, 6/1/1999                                         1,019,654
    4,000,000    Commonwealth of Pennsylvania, PA-274 (1st Series of 1997)
                 Weekly VRDNs (AMBAC INS)/(Merrill Lynch Capital Services,
                 Inc. LIQ)                                                                4,000,000
   25,000,000    Commonwealth of Pennsylvania, Trust Receipts (Series 1998
                 FR/RI-A9) Weekly VRDNs (MBIA INS)/(Bayerische Hypotheken-Und
                 Wechsel-Bank AG LIQ)                                                    25,000,000
    1,100,000    Cumberland County, PA IDA, Industrial Development Bonds
                 (Series 1994) Weekly VRDNs (Lane Enterprises, Inc. Project)/
                 (Corestates Bank N.A., Philadelphia, PA LOC)                             1,100,000
   10,000,000    Cumberland County, PA Municipal Authority, Variable Rate
                 Revenue Bonds (Series 1996 B), 3.75% TOBs (Dickinson College)/
                 (Mellon Bank N.A., Pittsburgh LOC), Optional Tender 11/2/1998           10,000,000
    1,000,000    Dallastown Area School District, PA, GO Bonds (Series 1998)
                 Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)             1,000,000
   14,500,000    Dauphin County, PA General Authority, (Education and Health
                 Loan Program, Series 1997) Weekly VRDNs (AMBAC INS)/(Chase
                 Manhattan Bank N.A., New York LIQ)                                      14,500,000
   15,500,000    Dauphin County, PA General Authority, (Series A of 1997)
                 Weekly VRDNs (Allhealth Pooled Financing Program)/(FSA INS)/
                 (Credit Suisse First Boston LIQ)                                        15,500,000
    1,000,000    Delaware County Authority, PA, Hospital Revenue Bonds
                 (Series of 1996) Weekly VRDNs (Crozer-Chester Medical
                 Center)/(KBC Bank N.V., Brussels LOC)                                    1,000,000
   10,000,000    Delaware County, PA PCR, (Series 1988A), 3.20% CP
                 (Philadelphia Electric Co.)/(FGIC INS), Mandatory Tender
                 12/9/1998                                                               10,000,000
    3,000,000    Downington Area School District, (Series of 1998/99), 4.04%
                 TRANs, 6/30/1999                                                         3,002,662
   12,500,000    Doylestown Hospital Authority, PA, Doylestown Hospital
                 Revenue Bonds Weekly VRDNs (AMBAC INS)/(PNC Bank, N.A. LIQ)             12,500,000
    5,000,000    Doylestown Hospital Authority, PA, Hospital Revenue Bonds
                 (Series 1998C) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC
                 INS)/(PNC Bank, N.A. LIQ)                                                5,000,000
    4,400,000    East Hempfield Township, PA IDA, (Series 1985) Weekly VRDNs
                 (Yellow Freight System)/(Wachovia Bank of Georgia, N.A.,
                 Atlanta LOC)                                                             4,400,000
    8,500,000    East Hempfield Township, PA IDA, (Series of 1997) Weekly
                 VRDNs (Mennonite Home)/(Dauphin Deposit Bank and Trust LOC)              8,500,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued  1
                 PENNSYLVANIA-CONTINUED
 $  8,505,000    Easton Area School District, PA, (Series 1997) Weekly VRDNs
                 (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                     $    8,505,000
    2,800,000    Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's
                 Hospital Erie, PA)/(PNC Bank, N.A. LOC)                                  2,800,000
      125,000    Erie County, PA IDA, (Series 1985) Weekly VRDNs (R. P-C
                 Value, Inc.)/(PNC Bank, N.A. LOC)                                          125,000
      300,000    Erie County, PA IDA, (Series B) Weekly VRDNs (P.H.B.
                 Project)/(PNC Bank, N.A. LOC)                                              300,000
    4,000,000    Erie County, PA, 4.375% TRANs (PNC Bank, N.A. LOC),
                 12/31/1998                                                               4,003,643
      100,000    Forest County, PA IDA Weekly VRDNs (Industrial Timber & Land
                 Co.)/(National City Bank, Cleveland, OH LOC)                               100,000
      905,000    Forest County, PA IDA Weekly VRDNs (Marienville Health Care
                 Facility)/(PNC Bank, N.A. LOC)                                             905,000
    2,900,000    Franconia Township, PA IDA, IDRB's (Series 1997A) Weekly
                 VRDNs (Asher's Chocolates)/(Mellon Bank N.A., Pittsburgh
                 LOC)                                                                     2,900,000
    1,470,000    Franklin County, PA IDA Weekly VRDNs (The Guarriello Limited
                 Partnership)/(PNC Bank, N.A. LOC)                                        1,470,000
    2,400,000    Gettysburg Area Industrial Development Authority, (Series A
                 of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/(First
                 National Bank of Maryland, Baltimore LOC)                                2,400,000
    4,495,000    Greater Johnstown, PA School District, PA-361 Weekly VRDNs
                 (MBIA INS)/(Merrill Lynch Capital Services, Inc. LIQ)                    4,495,000
   11,000,000    Lancaster County, PA Hospital Authority, Health Center
                 Revenue Bonds (Series 1996) Weekly VRDNs (Masonic Homes)                11,000,000
    3,385,000    Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry
                 Molded Products, Inc.)/(Dauphin Deposit Bank and Trust LOC)              3,385,000
    2,295,000    Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry
                 Molded Products, Inc.)/(Dauphin Deposit Bank and Trust LOC)              2,295,000
    1,000,000    Lehigh County, PA IDA, Variable Rate Demand Revenue Bonds
                 (Series 1997) Weekly VRDNs (American Manufacturing Co.,
                 Inc.)/(Mellon Bank N.A., Pittsburgh LOC)                                 1,000,000
    6,840,000    McKean County, PA IDA, Economic Development Revenue Bonds
                 (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/
                 (Mellon Bank N.A., Pittsburgh LOC)                                       6,840,000
      290,000    McKean County, PA IDA, Multi-Mode Revenue Refunding Bonds
                 Weekly VRDNs (Bradford Manor, Inc.)/(PNC Bank, N.A. LOC)                   290,000
    3,300,000    Monroe County, PA IDA, PCR Weekly VRDNs (Cooper Industries,
                 Inc.)/(Sanwa Bank Ltd., Osaka LOC)                                       3,300,000
    3,500,000    Montgomery County, PA IDA, (Series 1984) Weekly VRDNs (Seton
                 Co.)/(First Union National Bank, Charlotte, N.C. LOC)                    3,500,000
    1,200,000    Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI
                 Limited Partnership)/(Corestates Bank N.A., Philadelphia, PA
                 LOC)                                                                     1,200,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued  1
                 PENNSYLVANIA-CONTINUED
$   1,000,000    Montgomery County, PA IDA, (Series A) Weekly VRDNs (Vari
                 Corp.)/(Dauphin Deposit Bank and Trust LOC)                         $    1,000,000
    4,250,000    Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari
                 Corp.)/(Dauphin Deposit Bank and Trust LOC)                              4,250,000
    2,030,000    Montgomery County, PA IDA, EDRB's (Series 1997) Weekly VRDNs
                 (Palmer International, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)          2,030,000
    4,775,000    Moon Township, PA IDA Weekly VRDNs (Airport Hotel
                 Associates)/(National City, Pennsylvania LOC)                            4,775,000
    3,310,000    Moon Township, PA IDA, Variable Rate Commercial Development
                 Revenue Bond (Series 1995A) Weekly VRDNs (One Thorn Run
                 Center)/(National City, Pennsylvania LOC)                                3,310,000
    3,000,000    North Penn Health, Hospital and Education Authority, PA,
                 Hospital Revenue Bonds (Series 1998) Weekly VRDNs (North
                 Penn Hospital, PA)/(First Union National Bank, Charlotte,
                 N.C. LOC)                                                                3,000,000
    3,850,000    Northampton County, PA IDA, 3.40% CP (Citizens Utilities
                 Co.), Mandatory Tender 2/9/1999                                          3,850,000
    9,000,000    Northampton County, PA IDA, 3.65% CP (Citizens Utilities
                 Co.), Mandatory Tender 1/13/1999                                         9,000,000
    2,542,000    Northampton County, PA IDA, Variable Rate Revenue Bonds
                 (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank,
                 N.A. LOC)                                                                2,542,000
    1,590,000    Northumberland County PA IDA, Revenue Bonds (Series A of
                 1995) Weekly VRDNs (Furman Farms, Inc. Project)/(Corestates
                 Bank N.A., Philadelphia, PA LOC)                                         1,590,000
    1,650,000    Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank,
                 N.A. LOC)                                                                1,650,000
    2,500,000    Pennsylvania EDFA Weekly VRDNs (Industrial Scientific
                 Corp.)/(Mellon Bank N.A., Pittsburgh LOC)                                2,500,000
      525,000    Pennsylvania EDFA Weekly VRDNs (Pioneer Fluid)/(PNC Bank,
                 N.A. LOC)                                                                  525,000
      450,000    Pennsylvania EDFA Weekly VRDNs (RMF Associates)/(PNC Bank,
                 N.A. LOC)                                                                  450,000
      500,000    Pennsylvania EDFA, (Series B) Weekly VRDNs (Payne Printing
                 Co.)/(PNC Bank, N.A. LOC)                                                  500,000
    2,890,000    Pennsylvania EDFA, Economic Development Revenue Bonds
                 (Series 1996C) Weekly VRDNs (Napco, Inc. Project)/(Mellon
                 Bank N.A., Pittsburgh LOC)                                               2,890,000
   10,000,000    Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series
                 1997B) Weekly VRDNs (National Gypsum Co.)/(Nationsbank,
                 N.A., Charlotte LOC)                                                    10,000,000
      625,000    Pennsylvania EDFA, Revenue Bonds (Series G4) Weekly VRDNs
                 (Metamora Products)/(PNC Bank, N.A. LOC)                                   625,000
      250,000    Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (DDI
                 Pharmaceuticals, Inc.)/(PNC Bank, N.A. LOC)                                250,000
      250,000    Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (RAM Forest
                 Products)/(PNC Bank, N.A. LOC)                                             250,000
   13,665,000  2 Pennsylvania Housing Finance Authority, (Series 1997-58A),
                 PT-149, 3.75% TOBs (Commerzbank AG, Frankfurt LIQ), Optional
                 Tender 12/10/1998                                                       13,665,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued  1
                 PENNSYLVANIA-CONTINUED
$  14,430,000    Pennsylvania Housing Finance Authority, MERLOTs (Series K)
                 Weekly VRDNs (Corestates Bank N.A., Philadelphia, PA LIQ)           $   14,430,000
    2,905,000    Pennsylvania Housing Finance Authority, PT-119B (Series
                 1997-56B) Weekly VRDNs (Credit Suisse First Boston, Inc.
                 LIQ)                                                                     2,905,000
      915,000    Pennsylvania Housing Finance Authority, Section 8 Assisted
                 Residential Development Refunding Bonds (Series 1992A)
                 Weekly VRDNs (CGIC INS)/(Citibank N.A., New York LIQ)                      915,000
   10,000,000    Pennsylvania State Higher Education Assistance Agency,
                 Student Loan Adjustable Rate Revenue Bonds (Series 1997A)
                 Weekly VRDNs (Student Loan Marketing Association LOC)                   10,000,000
    6,000,000    Pennsylvania State Higher Education Facilities Authority,
                 (Series 1997 B8), 4.50% TOBs (Wilkes University)/(PNC Bank,
                 N.A. LOC), Mandatory Tender 11/1/1998                                    6,000,000
   10,000,000  2 Philadelphia Authority for Industrial Development, Variable
                 Rate Certificates (Series 1998P-1), 3.75% TOBs (Philadelphia
                 Airport System)/(FGIC INS)/(Bank of America NT and SA,
                 San Francisco LIQ), Optional Tender 8/4/1999                            10,000,000
    1,760,000    Philadelphia, PA Airport System, 5.25% Bonds (FGIC INS),
                 6/15/1999                                                                1,775,878
   12,900,000    Philadelphia, PA Gas Works, (Series C), 3.05% CP (Canadian
                 Imperial Bank of Commerce, Toronto LOC), Mandatory Tender
                 2/17/1999                                                               12,900,000
    2,450,000    Philadelphia, PA IDA, Refunding Revenue Bonds (Series 1991)
                 Weekly VRDNs (Tom James Co.)/(SunTrust Bank, Nashville LOC)              2,450,000
    7,600,000    Philadelphia, PA Redevelopment Authority, Multi-Family
                 Revenue Bonds (Series 1985) Weekly VRDNs (Franklin Town
                 Towers)/(Marine Midland Bank N.A., Buffalo, NY LOC)                      7,600,000
    4,000,000    Philadelphia, PA School District, (Series B), 4.25% TRANs
                 (PNC Bank, N.A. LOC), 6/30/1999                                          4,015,801
    3,230,000    Philadelphia, PA Water & Wastewater System, (CDC Series
                 1997Q) Weekly VRDNs (MBIA INS)/(CDC Municipal Products,
                 Inc. LIQ)                                                                3,230,000
    5,000,000    Philadelphia, PA Water & Wastewater System, (Series 1997A)
                 PT-1033 Weekly VRDNs (AMBAC INS)/(Merrill Lynch Capital
                 Services, Inc. LOC)                                                      5,000,000
    5,000,000    Philadelphia, PA, 4.25% TRANs, 6/30/1999                                 5,019,565
      540,000    Pittsburgh, PA School District, (Series B), 4.10% Bonds
                 (FGIC INS), 9/1/1999                                                       543,716
    2,500,000    Red Lion, PA Area School District, 4.05% TRANs, 6/30/1999                2,502,367
    1,700,000    Schuylkill County, PA IDA, Manufacturing Facilities Revenue
                 Bonds (Series 1995) Weekly VRDNs (Prime Packing, Inc.
                 Project)/(Corestates Bank N.A., Philadelphia, PA LOC)                    1,700,000
    1,900,000    Schuylkill County, PA IDA, Variable Rate Demand/Fixed Rate
                 Manufacturing Facilities Revenue Bonds (Series of 1996)
                 Weekly VRDNs (Craftex Mills, Inc.)/(Corestates Bank N.A.,
                 Philadelphia, PA LOC)                                                    1,900,000
    2,000,000    Shaler Township, PA, 4.18% TANs, 12/31/1998                              2,000,251
    1,000,000    Southeastern, PA Transportation Authority, 6.00% Bonds
                 (Canadian Imperial Bank of Commerce, Toronto LOC), 6/1/1999              1,016,349
    1,000,000    Springfield, PA School District, 3.90% TRANs, 12/31/1998                 1,000,000
PRINCIPAL
AMOUNT                                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued  1
                 PENNSYLVANIA-CONTINUED
$   6,000,000    Temple University, Refunding Bonds (Series B), 4.50% Bonds,
                 5/14/1999                                                           $    6,023,024
    4,245,000    Upper Darby School District, PA, (Drexel Hill), 3.94% TRANs,
                 6/30/1999                                                                4,248,766
    4,000,000    Venango, PA IDA, Resource Recovery Bonds (Series 1993),
                 3.60% CP (Scrubgrass Power Corp.)/(National Westminster
                 Bank, PLC, London LOC), Mandatory Tender 11/12/1998                      4,000,000
    2,700,000    Washington County, PA Authority, (Series 1985A) Weekly VRDNs
                 (1985-A Pooled Equipment Lease Program)/(First Union
                 National Bank, Charlotte, N.C. LOC)                                      2,700,000
    1,900,000    Washington County, PA Hospital Authority Weekly VRDNs
                 (Keystone Diversified Management Corp.)/(Mellon Bank N.A.,
                 Pittsburgh LOC)                                                          1,900,000
   10,700,000    Washington County, PA IDA, Solid Waste Disposal Revenue
                 Bonds (Series 1995) Weekly VRDNs (American Iron Oxide Co.
                 Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                            10,700,000
      950,000    Washington County, PA, IDA (Series 1988) Weekly VRDNs (Coca-
                 Cola Co.)/(Mellon Bank N.A., Pittsburgh LOC)                               950,000
      835,000    West Cornwall Township, PA Municipal Authority, Revenue
                 Bonds (Series 1995) Weekly VRDNs (Lebanon Valley Brethren
                 Home Project (PA))/(Corestates Bank N.A., Philadelphia,
                 PA LOC)                                                                    835,000
    9,600,000    Westmoreland County, PA IDA, Guaranteed Variable Rate
                 Revenue Bonds (Series of 1993) Weekly VRDNs (USA Waste
                 Services, Inc.)/(Fleet Bank N.A. LOC)                                    9,600,000
    2,500,000    York County, PA IDA, Limited Obligation Revenue Bonds
                 (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica
                 Bank, Detroit, MI LOC)                                                   2,500,000
    2,750,000    York County, PA IDA, Variable Rate Demand Ltd. Obligation
                 Revenue Bonds (Series 1996) Weekly VRDNs (Metal Exchange
                 Corp.)/(Comerica Bank, Detroit, MI LOC)                                  2,750,000
    2,125,000    York County, PA Solid Waste & Refuse Authority, 4.75% Bonds
                 (FGIC INS), 12/1/1998                                                    2,126,559
                 Total Investments (at amortized cost) 3                              $ 501,952,489


 At October 31, 1998, 40.4% of the total investments at market value were subject to alternative minimum tax.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
  100.00%      0.00%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $23,665,000 which represents 4.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($504,601,894) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
CGIC -Capital Guaranty Insurance Corporation
CP -Commercial Paper
EDFA -Economic Development Financing Authority
EDRB -Economic Development Revenue Bonds
FGIC -Financial Guaranty Insurance Company
FSA -Financial Security Assurance
GO -General Obligation
HDA -Hospital Development Authority
IDA -Industrial Development Authority
IDRB -Industrial Development Revenue Bond
INS -Insured
LIQ -Liquidity Agreement
LOC -Letter of Credit
MBIA -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender
Series
PCR -Pollution Control Revenue
PLC -Public Limited Company
RANs -Revenue Anticipation Notes
SA -Support Agreement
TANs -Tax Anticipation Notes
TOBs -Tender Option Bonds
TRANs -Tax and Revenue Anticipation Notes
UT -Unlimited Tax
VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                    $ 501,952,489
Cash                                                                                  261,601
Income receivable                                                                   3,252,953
Receivable for shares sold                                                            107,408
Prepaid expenses                                                                        8,393
Total assets                                                                      505,582,844
LIABILITIES:
Payable for shares redeemed                                         $  11,122
Income distribution payable                                           829,501
Accrued expenses                                                      140,327
Total liabilities                                                                     980,950
Net Assets for 504,601,894 shares outstanding                                   $ 504,601,894
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SERVICE SHARES:
$392,380,805 / 392,380,805 shares outstanding                                           $1.00
CASH SERIES SHARES:
$47,940,017 / 47,940,017 shares outstanding                                             $1.00
INSTITUTIONAL SHARES:
$64,281,072 / 64,281,072 shares outstanding                                             $1.00



See Notes which are an integral part of the Financial Statements

Statement of Operations



Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                     $ 15,641,600
EXPENSES:
Investment advisory fee                                                     $  2,086,146
Administrative personnel and services fee                                        314,620
Custodian fees                                                                     8,789
Transfer and dividend disbursing agent fees and expenses                         109,379
Directors'/Trustees' fees                                                          3,323
Auditing fees                                                                     13,019
Legal fees                                                                        11,056
Portfolio accounting fees                                                        108,083
Distribution services fee-Cash Series Shares                                     179,698
Shareholder services fee-Institutional Service Shares                            793,433
Shareholder services fee-Cash Series Shares                                      112,311
Shareholder services fee-Institutional Shares                                    137,329
Share registration costs                                                          69,634
Printing and postage                                                              35,246
Insurance premiums                                                                21,971
Miscellaneous                                                                      5,824
Total expenses                                                                 4,009,861
WAIVERS:
Waiver of investment advisory fee                           $  (891,201)
Waiver of distribution services fee-Cash Series Shares          (22,462)
Waiver of shareholder services fee-Institutional Service
Shares                                                         (158,686)
Waiver of shareholder services fee-Institutional Shares        (137,329)
Total waivers  (1,209,678)
Net expenses                                                                                    2,800,183
Net investment income                                                                        $ 12,841,417



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED OCTOBER 31                                                1998                 1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                          $     12,841,417     $     10,489,997
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Service Shares                                         (9,813,298)          (8,169,653)
Cash Series Shares                                                   (1,215,221)            (617,375)
Institutional Shares                                                 (1,812,898)          (1,702,969)
Change in net assets resulting from distributions
to shareholders                                                     (12,841,417)         (10,489,997)
SHARE TRANSACTION:
Proceeds from sale of shares                                      1,771,726,568        1,340,687,798
Net asset value of shares issued to shareholders in payment
of distributions declared                                             4,355,879            3,168,018
Cost of shares redeemed                                          (1,623,039,093)      (1,271,049,376)
Change in net assets resulting from share transactions              153,043,354           72,806,440
Change in net assets                                                153,043,354           72,806,440
NET ASSETS:
Beginning of period                                                 351,558,540          278,752,100
End of period                                                  $    504,601,894     $    351,558,540



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash Series Shares, and Institutional Shares.

The investment objective of the Fund is current income exempt from federal income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at October 31, 1998, is as follows:


                              ACQUISITION      ACQUISITION
SECURITY                             DATE             COST
Philadelphia Authority
for Industrial Development,
Variable Rate Certificates
(Series 1998P-1)                8/27/98        $10,000,000
Pennsylvania Housing
Finance Authority,
(Series 1997-58A)                9/2/98         13,665,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $504,601,894.

Transactions in shares were as follows:

YEAR ENDED OCTOBER 31                                            1998               1997
INSTITUTIONAL SERVICE SHARES
Shares sold                                                   1,209,407,656      1,052,427,056
Shares issued to shareholders in payment of distributions
declared                                                          3,071,889          2,495,116
Shares redeemed                                              (1,084,732,294)    (1,012,139,333)
Net change resulting from Institutional Service
share transactions                                              127,747,251         42,782,839

YEAR ENDED OCTOBER 31                                            1998               1997
CASH SERIES SHARES
Shares sold                                                     158,966,434         71,085,166
Shares issued to shareholders in payment of distributions
declared                                                          1,162,158            559,551
Shares redeemed                                                (135,965,506)       (67,692,672)
Net change resulting from Cash Series share transactions         24,163,086          3,952,045

YEAR ENDED OCTOBER 31                                            1998               1997
INSTITUTIONAL SHARES
Shares sold                                                     403,352,478        217,175,576
Shares issued to shareholders in payment of distributions
declared                                                            121,832            113,351
Shares redeemed                                                (402,341,293)      (191,217,371)
Net change resulting from Institutional share transactions        1,133,017         26,071,556
Net change resulting from share transactions                    153,043,354         72,806,440


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of Cash Series Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $800,160,971 and $690,796,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 82.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.4% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

To the Board of Trustees of Federated Municipal Trust and and Shareholders of Pennsylvania Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts
December 23, 1998



[Graphic]

PROSPECTUS

Pennsylvania Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES



December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



 [Graphic]

Pennsylvania Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229204

9101005A-SS (12/98)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION

Pennsylvania Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

CASH SERIES SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Pennsylvania Municipal Cash Trust dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.



                              CONTENTS
                              How is the Fund Organized?
                              Securities in Which the Fund Invests

                              How is the Fund Sold?
                              Subaccounting Services
                              Redemption in Kind

                              Massachusetts Partnership Law

                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Investment Ratings
                              Addresses
STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

Cusip 314229717
Cusip 314229204
Cusip 314229881

9101005B (12/98)

How is the Fund Organized?

The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Cash Series Shares (Shares). This SAI relates to all of the classes of the above-mentioned Shares.

Securities in Which the Fund Invests


Securities Descriptions and Techniques

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds

General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds
Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investment Ratings

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

Investment Risks
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and Pennsylvania dividend and interest income tax. This policy is fundamental and cannot be changed without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued Pennsylvania tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations.

INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, (including instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Restricted and Illiquid Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

Investing for Control

The Fund will not invest in securities of a company for the purpose of exercising control or management.


Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (CASH SERIES SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professionals about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares:
Univest & Company, Union National Bank & Trust, Souderton, Pennsylvania, owned approximately 11,619,575 shares (14.61%); Holiday Company, Hollidaysburg Trust Company, Hollidaysburg, Pennsylvania, owned approximately 10,111,503 shares (12.71%); Thomas Heasley & Company, Southwest National Bank of PA, Greensburg, Pennsylvania, owned approximately 7,346,057 shares (9.24%); Jasco & Company, S&T Bank, Indiana, Pennsylvania, owned approximately 5,554,779 shares (6.98%); Key Premier Bank of New York, New York, New York, owned approximately 4,665,193 shares (5.87%); and Rayweb, Erie, Pennsylvania, owned approximately 4,266,760 shares (5.36%).

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Mellon Bank Capital Markets (omnibus accounts), Pittsburgh, Pennsylvania, owned approximately 101,068,088 shares (26.66%); First Union National Bank (trust accounts), Charlotte, North Carolina, owned approximately 76,629,568 shares (20.22%); Plitt & Company, Baltimore, Maryland, owned approximately 70,741,214 shares (18.66%) and Keystone Financial, Inc., Altoona, Pennsylvania, owned approximately 27,495,503 shares (7.25%).

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Cash Series Shares:
Parker/Hunter, Inc., Pittsburgh, Pennsylvania, owned approximately 22,405,604 shares (44.88%) and BHC Securities, Inc., Philadelphia, Pennsylvania, owned approximately 4,099,510 shares (8.21%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in Pennsylvania are not subject to Pennsylvania personal income taxes. Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realized by the Fund from the sale or exchange of otherwise tax-exempt obligations.


Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                                             Total
Birthdate                                                                                    Aggregate           Compensation From
Address                          Principal Occupations                                       Compensation        Trust and Fund
Position With Trust              for Past 5 Years                                            From Trust          Complex
------------------------------------------------------------------------------------------------------------------------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of                       $0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management, and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director, Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee, Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group, Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee, University                             companies in the
                                 of Pittsburgh.                                                                  Fund Complex


John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation; Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates, Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly: President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes, Inc.                                                      companies in the
                                                                                                                 Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany Fund,                           Trust and
571 Hayward Mill Road            Inc.                                                                            56 other
Concord, MA                                                                                                      investment
TRUSTEE                          Retired: President, Boston Stock Exchange, Inc.;                                companies in the
                                 Regional Administrator, United States Securities and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.; formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western Region;                               investment
Kochuba                          Partner, Meyer and Flaherty.                                                    companies in the
205 Ross Street                                                                                                  Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street Corporation.                            investment
Palm Beach, FL                                                                                                   companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica & Murray.                                           56 other
President, Duquesne                                                                                              investment
University                       Retired: Dean and Professor of Law, University of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics, Athens;                                   Trust and
1925                             Professor, International Politics; Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment for                                     investment
University of Pittsburgh         International Peace, RAND Corporation, Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.

Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference Planning.                                 Trust and
4905 Bayard Street                                                                                               56 other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company of                             investment
TRUSTEE                          America; business owner.                                                        companies in the
                                                                                                                 Fund Complex

Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,                        $0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities Corp.                                                      and
Federated Investors Tower                                                                                        8 other investment
1001 Liberty Avenue                                                                                              companies in the
Pittsburgh, PA                                                                                                   Fund Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the                             $0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex; President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.; President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers, Federated                                      companies in the
EXECUTIVE VICE PRESIDENT         Management, and Federated Research; President and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the                          $0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman, Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the                            $0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors, Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.; Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice                            $0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly: various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial Services                            investment
Pittsburgh, PA                   Division of Federated Investors, Inc.                                           companies in the
TREASURER                                                                                                        Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in                      $0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee of                              and
Federated Investors Tower        some of the Funds in the Federated Fund Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors, Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various                        $0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex; Executive                            and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research, and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight                     $0     $0 for the
Birthdate:  September 12,        investment companies in the Federated Fund Complex;                             Trust and
1953                             Senior Vice President, Federated Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management, Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four                      $0     $0 for the
Birthdate:  January 15, 1960     investment companies in the Federated Fund Complex;                             Trust and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research, Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.


## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.




INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.


The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum                         Average Aggregate Daily
Administrative  Fee             Net Assets of the Federated Funds
-------------------------------------------------------------------
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended
October 31,                       1998        1997        1996
-----------------------------------------------------------------
Advisory Fee Earned         $2,086,146   $1,666,725  $1,470,813
-----------------------------------------------------------------
Advisory Fee Reduction        $891,201    $737,288    $647,993
-----------------------------------------------------------------
Brokerage Commissions               $0          $0          $0
-----------------------------------------------------------------
Administrative Fee            $314,620    $251,689    $222,042
-----------------------------------------------------------------
12b-1 Fee
-----------------------------------------------------------------
   Cash Series Shares         $157,236         ---         ---
-----------------------------------------------------------------
Shareholder Services Fee
-----------------------------------------------------------------
   Institutional Shares             $0         ---         ---
   --------------------------------------------------------------
   Institutional Service      $634,747         ---         ---
   Shares
   --------------------------------------------------------------
   Cash Series Shares          $56,705         ---         ---
   --------------------------------------------------------------



Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


How Does the Fund Measure Performance?


The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns given for the one-year, five-year and since inception periods ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the Seven-day period ended October 31, 1998.



Share Class                 Seven-Day Period      1 Year                  5 Years       Since Inception on August 23, 1995
Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    3.36%                   --                     3.39%
------------------------------------------------------------------------------------------------------------------------------------
Yield                       2.96%                 --                      --                     --
------------------------------------------------------------------------------------------------------------------------------------
Effective Yield             3.00%                 --                      --                     --
Tax-Equivalent Yield        5.21%                 --                      --                     --



Share Class                 Seven-Day Period      1 Year                  5 Years       Since Inception on November 21, 1989
Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    3.15%                   3.03%                  3.43%
------------------------------------------------------------------------------------------------------------------------------------
Yield                       2.76%                 --                      --                     --
------------------------------------------------------------------------------------------------------------------------------------
Effective Yield             2.79%                 --                      --                     --
Tax-Equivalent Yield        4.84%                 --                      --                     --



Share Class                 Seven-Day Period      1 Year                  5 Years       Since Inception on January 25, 1991
Cash Series Shares
------------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    2.74%                   2.62%                  2.70%
------------------------------------------------------------------------------------------------------------------------------------
Yield                       2.36%                 --                      --                     --
------------------------------------------------------------------------------------------------------------------------------------
Effective Yield             2.38%                 --                      --                     --
Tax-Equivalent Yield        4.13%                 --                      --                     --




TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



TAXABLE YIELD EQUIVALENT FOR 1998 STATE OF PENNSYLVANIA
Combined Federal and
State Income Tax Bracket:         17.80%              30.80%                  33.80%                    38.80%               42.40%
-----------------------------------------------------------------------------------------------------------------------------------
Joint Return                   $1-42,350      $42,351-102,300       $102,301-155,950          $155,951-278,450        OVER $278,450
-----------------------------------------------------------------------------------------------------------------------------------
Single Return                  $1-25,350      $25,351-61,400         $61,401-128,100          $128,101-278,450        OVER $278,450
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Yield              Taxable Yield Equivalent
-----------------------------------------------------------------------------------------------------------------------------------
1.50%                              1.82%               2.17%                   2.27%                     2.45%                2.60%
-----------------------------------------------------------------------------------------------------------------------------------
2.00%                              2.43%               2.89%                   3.02%                     3.27%                3.47%
-----------------------------------------------------------------------------------------------------------------------------------
2.50%                              3.04%               3.61%                   3.78%                     4.08%                4.34%
-----------------------------------------------------------------------------------------------------------------------------------
3.00%                              3.65%               4.34%                   4.53%                     4.90%                5.21%
-----------------------------------------------------------------------------------------------------------------------------------
3.50%                              4.26%               5.06%                   5.29%                     5.72%                6.08%
-----------------------------------------------------------------------------------------------------------------------------------
4.00%                              4.87%               5.78%                   6.04%                     6.54%                6.94%
-----------------------------------------------------------------------------------------------------------------------------------
4.50%                              5.47%               6.50%                   6.80%                     7.35%                7.81%
-----------------------------------------------------------------------------------------------------------------------------------
5.00%                              6.08%               7.23%                   7.55%                     8.17%                8.68%
-----------------------------------------------------------------------------------------------------------------------------------
5.50%                              6.69%               7.95%                   8.31%                     8.99%                9.55%
-----------------------------------------------------------------------------------------------------------------------------------
6.00%                              7.30%               8.67%                   9.06%                     9.80%               10.42%
-----------------------------------------------------------------------------------------------------------------------------------

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


   . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

   . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

   . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government Funds

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers And Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Investment Ratings

APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.



VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Addresses


PENNSYLVANIA MUNICIPAL CASH TRUST

Institutional Shares
Institutional Service Shares
Cash Series Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA  02110-2812





PROSPECTUS

Tennessee Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998


CONTENTS


Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which the

Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  6

Account and Share Information  8

Who Manages the Fund?  9

Financial Information  9

Report of Independent Public Accountants 20


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, its endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.


Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE
[Graphic] - See Appendix A-5

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares Class on a yearly basis.

The Fund's Institutional Shares are not sold subject to a sales charge
(load). Hence, the total returns displayed above are based upon the net asset value.

The Fund's Institutional Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 2.53%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 0.91% (quarter ended June 30, 1997). Its lowest quarterly return was 0.80% (quarter ended March 31, 1997).

The Fund's Institutional Shares Seven-Day Net Yield as of 12/31/97 was
3.83%.

The following table represents the Fund's Institutional Shares Average Annual Total Return through 12/31/97.

CALENDAR PERIOD        FUND
1 Year                 3.50%
Start of Performance 1   3.53%

1  The Fund's Shares start of performance date was May 22, 1996.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.


While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

TENNESSEE MUNICIPAL CASH TRUST
FEES AND EXPENSES


This table describes the fees and expenses that you may pay when you buy, hold and redeem shares of the Fund's Institutional Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                           None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                                          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                                     None
Redemption Fee (as a percentage of amount redeemed, if applicable)                      None
Exchange Fee                                                                            None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reimbursements) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                        0.50%
Distribution (12b-1) Fee                                                                None
Shareholder Services Fee 3                                                              0.25%
Other Expenses 4                                                                        0.58%
Total Annual Fund Operating Expense                                                     1.33%

1 Although not contractually obligated to do so, the adviser waived and reimbursed and the shareholder services provider waived certain amounts.
These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

 Waiver of Fund Expenses                                                                0.98%
 Total Actual Annual Operating Expenses after waivers and reimbursements)               0.35%

2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. There was no management fee paid by the Fund
(after the voluntary waiver) for the year ended October 31, 1998.

3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. There was no shareholder services fee paid by the Fund (after the voluntary waiver) for the fiscal year ended October 31, 1998.

4 The adviser voluntarily reimbursed certain operating expenses of the Fund.
The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 0.35% for the year ended October 31, 1998.


EXAMPLE


The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tennessee Municipal Cash Trust's Institutional Shares' operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses
assuming
no redemption   $135      $421      $729     $1,601


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

TEMPORARY DEFENSIVE INVESTMENTS

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income tax imposed by the State of Tennessee. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.


What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES


Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.


FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.


VARIABLE RATE DEMAND INSTRUMENTS


Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.


MUNICIPAL NOTES


Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects before to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT


Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


What are the Specific Risks of Investing in the Fund?


Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.


CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Tennessee. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

 NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.


An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.


The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Tennessee taxpayers because it invests in Tennessee tax-exempt securities. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


How to Purchase Shares


You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL


* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.


Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.


An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE


Wire Order Number

Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK


Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:


Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600


If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company


1099 Hingham Street

Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY AUTOMATED CLEARINGHOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.


If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.


BY MAIL


You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form.


You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:


Federated Shareholder Services Company


1099 Hingham Street


Rockland, MA 02370-3317

All requests must include:


* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.Call your investment professional or the Fund if you need special instructions.


SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;


* your redemption will be sent to an address of record that was changed within the last 30 days; or


* a redemption is payable to someone other than the shareholder(s) of record.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


PAYMENT METHODS FOR REDEMPTIONS


Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:


* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.


You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information


CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Tennessee state personal income tax to the extent they are derived from interest on obligations exempt from Tennessee personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES


The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.


The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.


Financial Information

FINANCIAL HIGHLIGHTS


The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights-Institutional Shares

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page 20.


YEAR ENDED OCTOBER 31                         1998        1997        1996  1
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03        0.03        0.01
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)      (0.01)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                3.42%       3.47%       1.59%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                      0.35%       0.35%       0.10%  4
Net investment income                         3.35%       3.40%       3.57%  4
Expense waiver/reimbursement 3                0.98%       1.11%       1.62%  4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $39,193     $23,048     $17,824


1 Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

4 Computed on an annualized basis.


See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 1998


PRINCIPAL
AMOUNT                                                                               VALUE
               SHORT-TERM MUNICIPALS-100.0% 1
               TENNESSEE-100.0%
 $ 2,710,000   Benton County TN IDB, (Series 1996) Weekly VRDNs (Jones
               Plastic and Engineering Corp.)/(National City Bank, Kentucky
               LOC)                                                              $  2,710,000
   7,000,000   Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/
               (Nationsbank of Tennessee LOC)                                       7,000,000
   1,900,000   Dickson County, TN IDB, (Series 1996) Weekly VRDNs
               (Tennessee Bun Company, LLC Project)/(PNC Bank, N.A. LOC)            1,900,000
   2,700,000   Franklin County, TN IDB, IDRB (Series 1997) Weekly VRDNs
               (Hi-Tech)/(Regions Bank, Alabama LOC)                                2,700,000
   1,430,000   Greenfield, TN IDB, (Series 1995) Weekly VRDNs (Plastic
               Products Co. Project)/(Norwest Bank Minnesota, N.A. LOC)             1,430,000
   1,500,000   Hamilton County, TN IDB, (Series 1987) Weekly VRDNs
               (Seaboard Farms Project)/(SunTrust Bank, Atlanta LOC)                1,500,000
   1,500,000   Hamilton County, TN, 5.00% Bonds, 5/1/1999                           1,509,384
   4,200,000   Hawkins County, TN IDB, (Series 1995) Weekly VRDNs (Sekisui
               Ta Industries, Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd.
               LOC)                                                                 4,200,000
   2,900,000   Hendersonville, TN IDB, (Series 1996) Weekly VRDNs (Betty
               Machine Co. Project)/(First Union National Bank, Charlotte,
               NC LOC)                                                              2,900,000
   1,300,000   Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995)
               Weekly VRDNs (Florida Steel Corp.)/(Nationsbank, N.A.,
               Charlotte LOC)                                                       1,300,000
   3,500,000   Johnson City, TN Health & Education Facilities Board,
               Adjustable Tender Acquisition Bonds (Series 1998A) Weekly
               VRDNs (Johnson City Medical Center Hospital)/(MBIA INS)/
               (Credit Suisse First Boston LIQ)                                     3,500,000
     800,000   Knox County, TN, 4.30% Bonds, 3/1/1999                                 801,397
   2,000,000   Knox County, TN, GO Refunding Bonds (Series 1998), 3.65%
               Bonds, 3/1/1999                                                      2,000,000
   2,000,000   Maury County, TN HEFA, (Series 1996E) Weekly VRDNs (Southern
               Healthcare Systems, Inc.)/(Bank One, Texas N.A. LOC)                 2,000,000
   1,979,000   McMinn County, TN IDB, Industrial Development Bonds (Series
               1995) Weekly VRDNs (Creative Fabrication Corp.)/(NBD Bank,
               Michigan LOC)                                                        1,979,000
   5,000,000   Memphis, TN Center City Revenue Finance Corp., (Series
               1996A) Weekly VRDNs (South Bluffs)/(National Bank of
               Commerce, Memphis, TN LOC)                                           5,000,000
   1,000,000   Memphis, TN, General Improvement Refunding Bonds, (Series
               1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale
               LOC)                                                                 1,000,000
   2,000,000   Metropolitan Government Nashville & Davidson County, TN
               HEFA, Revenue Bonds
               (Series 1985A), 3.75% TOBs (Vanderbilt University), Optional
               Tender 1/15/1999                                                     2,000,000
   1,500,000   Metropolitan Government Nashville & Davidson County, TN,
               Series B, 3.60% Bonds
               (FGIC INS), 1/1/1999                                                 1,500,000
   2,000,000   Montgomery Co., TN Public Building Authority, Pooled
               Financing Revenue Bonds
               (Series 1996) Weekly VRDNs (Montgomery County Loan)/
               (Nationsbank, N.A.,
               Charlotte LOC)                                                       2,000,000
   3,800,000   Oak Ridge, TN IDB, Solid Waste Facility Bonds (Series 1996)
               Weekly VRDNs
               (M4 Environmental L.P. Project)/(SunTrust Bank, Atlanta LOC)         3,800,000
PRINCIPAL
AMOUNT                                                                                VALUE
               SHORT-TERM MUNICIPALS-100.0% 1
               TENNESSEE-CONTINUED
$  6,200,000   Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil Fibers,
               Inc. Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                $   6,200,000
   2,000,000   Sevier County, TN Public Building Authority, Local
               Government Improvement Bonds,
               (Series II-G-2) Weekly VRDNs (Knoxville, TN)/(AMBAC INS)/
               (KBC Bank N.V., Brussels LIQ)                                        2,000,000
   1,200,000   Sevier County, TN Public Building Authority, Local
               Government Public Improvement Bonds, (Series II-G-3) Weekly
               VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V., Brussels
               LIQ)                                                                 1,200,000
   2,600,000   Shelby County, TN Health Education & Housing Facilities
               Board, Multifamily Housing Revenue Bonds (Series 1988)
               Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)               2,600,000
   1,165,000   Shelby County, TN, (Series A), 4.25% Bonds, 8/1/1999                 1,171,783
   1,300,000   Sumner County, TN IDB, (Series 1998-0), 4.05% BANs, 6/15/
               1999                                                                 1,302,013
   2,100,000   Union City, TN IDB, (Series 1995) Weekly VRDNs (Kohler Co.)/
               (Wachovia Bank of NC, N.A., Winston-Salem LOC)                       2,100,000
   2,500,000   Union County, TN IDB, (Series 1995) Weekly VRDNs (Cooper
               Container Corporation Project)/(SunTrust Bank, Nashville
               LOC)                                                                 2,500,000
               Total Investments (at amortized cost) 2                          $  71,803,577

 Securities that are subject to Alternative Minimum Tax represent 48.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.00%         0.00%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($71,785,507) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
BANs  -Bond Anticipation Notes
FGIC  -Financial Guaranty Insurance Company
GO    -General Obligation
HEFA  -Health and Education Facilities Authority
IDB   -Industrial Development Bond
IDRB  -Industrial Development Revenue Bond
INS   -Insured
LIQ   -Liquidity Agreement
LLC   -Limited Liability Corporation
LOC   -Letter of Credit
MBIA  -Municipal Bond Investors Assurance
TOBs  -Tender Option Bonds
VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 1998


ASSETS:
Total investments in securities, at amortized cost and value                 $ 71,803,577
Cash                                                                              245,819
Income receivable                                                                 340,683
Receivable for shares sold                                                         43,304
Prepaid expenses                                                                    1,218
Deferred organizational costs                                                      15,512
Total assets                                                                   72,450,113
LIABILITIES:
Payable for shares redeemed                                     $  561,964
Income distribution payable                                         78,854
Accrued expenses                                                    23,788
Total liabilities                                                                 664,606
Net Assets for 71,785,507 shares outstanding                                 $ 71,785,507
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$39,192,552 / 39,192,552 shares outstanding                                         $1.00
INSTITUTIONAL SERVICE SHARES:
$32,592,955 / 32,592,955 shares outstanding                                         $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                 $ 2,034,356
EXPENSES:
Investment advisory fee                                                   $  274,883
Administrative personnel and services fee                                    155,001
Custodian fees                                                                 2,212
Transfer and dividend disbursing agent fees and expenses                      42,633
Directors'/Trustees' fees                                                      1,088
Auditing fees                                                                 10,817
Legal fees                                                                    15,849
Portfolio accounting fees                                                     53,913
Shareholder services fee-Institutional Shares                                 66,700
Shareholder services fee-Institutional Service Shares                         70,754
Share registration costs                                                      21,853
Printing and postage                                                           7,838
Insurance premiums                                                             6,183
Miscellaneous                                                                  6,849
Total expenses                                                               736,573
WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee                          $  (274,883)
Waiver of shareholder services fee-Institutional Shares        (66,700)
Reimbursement of other operating expenses                     (129,398)
Total waivers and reimbursements                                            (470,981)
Net expenses                                                                                 265,592
Net investment income                                                                    $ 1,768,764


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

YEAR ENDED OCTOBER 31                                                1998               1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                          $    1,768,764     $    1,437,481
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                 (895,346)          (613,693)
Institutional Service Shares                                         (873,418)          (823,788)
Change in net assets resulting from distributions to
shareholders                                                       (1,768,764)        (1,437,481)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                      236,176,586        172,127,656
Net asset value of shares issued to shareholders in payment
of distributions declared                                             704,085            603,094
Cost of shares redeemed                                          (212,767,088)      (172,706,532)
Change in net assets resulting from share transactions             24,113,583             24,218
Change in net assets                                               24,113,583             24,218
NET ASSETS:
Beginning of period                                                47,671,924         47,647,706
End of period                                                  $   71,785,507     $   47,671,924


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Tennessee Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $71,785,507.

Transactions in shares were as follows:





PERIOD ENDED OCTOBER 31                                           1998             1997
INSTITUTIONAL SHARES:
Shares sold                                                   141,723,370      87,914,045
Shares issued to shareholders in payment of distributions
declared                                                           31,344           6,745
Shares redeemed                                              (125,610,011)    (82,696,744)
Net change resulting from Institutional Share transactions     16,144,703       5,224,046

PERIOD ENDED OCTOBER 31                                           1998             1997
INSTITUTIONAL SERVICE SHARES:
Shares sold                                                    94,453,216      84,213,611
Shares issued to shareholders in payment of distributions
declared                                                          672,741         596,349
Shares redeemed                                               (87,157,077)    (90,009,788)
Net change resulting from Institutional Service Share
transactions                                                    7,968,880      (5,199,828)
Net change resulting from share transactions                   24,113,583          24,218

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $129,215,000 and $115,090,000, respectively.

ORGANIZATIONAL EXPENSES

Organizational expenses of $24,645 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expense have been deferred and are being amortized over the five-year period following the Fund's effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 87.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.3% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST
AND SHAREHOLDERS OF TENNESSEE MUNICIAPL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Tennessee Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tennessee Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998

[Graphic]

PROSPECTUS

Tennessee Municipal

Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES


December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


 [Graphic]
Tennessee Municipal

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229642

G01682-01 (12/98)

[Graphic]


PROSPECTUS

Tennessee Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998


CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which the

Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What do Shares Cost?  4

How is the Fund Sold?  5

How to Purchase Shares  5

<How to Redeem Shares  6

Account and Share Information  9

Who Manages the Fund?  9

Financial Information  10

Report of Independent Public Accountants 21

Risk/Return Summary


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN

INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.


Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix A-6


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares Class on a yearly basis.


The Fund's Institutional Service Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.


The Fund's Institutional Service Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998, was 2.34%.


Within the period shown in the Chart, the Fund's highest quarterly return was 0.84% (quarter ended June 30, 1997). Its lowest quarterly return was 0.74% (quarter ended March 31, 1997).


The Fund's Institutional Service Shares Seven-Day Net Yield as of 12/31/97 was 3.58%.

The following table represents the Fund's Institutional Service Shares Average Annual Total return through 12/31/97.

CALENDAR PERIOD          FUND
1 Year                   3.24%
Start of Performance 1   3.27%

1 The Fund's Institutional Service Shares start of performance date was May 22, 1996.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.


While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

TENNESSEE MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when you buy, hold and redeem shares of the Fund's Institutional Service Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                           None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                                          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                                     None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                             None
Exchange Fee                                                                            None

Annual Fund Operating Expenses (Before Waivers and
Reimbursements) 2
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                         0.50%
Distribution (12b-1) Fee                                                                None
Shareholder Services Fee                                                                0.25%
Other Expenses3                                                                         0.58%
Total Annual Fund Operating Expenses                                                    1.33%

1 Although not contractually obligated to do so, the adviser waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

 Waiver of Fund Expenses                                                                0.73%
 Total Actual Annual Operating Expenses (after waivers and reimbursements)              0.60%

2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. There was no management fee paid by the Fund
(after the voluntary waiver) for the year ended October 31, 1998.

3 The adviser voluntarily reimbursed certain operating expenses of the Fund.
Total other expenes paid by the Fund (after voluntary reimbursement) was 0.60% for the year ended October 31, 1998.


EXAMPLE


The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming no redemption        $135      $421      $729     $1,601


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.


TEMPORARY DEFENSIVE INVESTMENTS


During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and the personal income tax imposed by the State of Tennessee. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the

Fund Invests?

TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS


Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.


MUNICIPAL NOTES


Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT


Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


What are the Specific Risks of Investing in the Fund?


Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.


CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Tennessee. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.


 NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.


An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.


The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Tennessee taxpayers because it invests in Tennessee tax-exempt securities. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and


* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.


Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.


An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number

Dealer Number, or Group Number


Nominee/Institution Name

Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600


If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company


1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.


If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividends.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL


You may redeem Shares by mailing a written request to the Fund. Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.


Send requests by mail to:

Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317


All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;


* your redemption will be sent to an address of record that was changed within the last 30 days; or


* a redemption is payable to someone other than the shareholder(s) of record.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


PAYMENT METHODS FOR REDEMPTIONS


Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:


* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS


Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or


* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.


You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING


You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until a check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.


ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information


CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Tennessee state personal income tax to the extent they are derived from interest on obligations exempt from Tennessee personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS


The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights-Institutional Service Shares

(For a share outstanding throughout each period)


Reference is made to the Report of Independent Public Accountants on page 21.


YEAR ENDED OCTOBER 31                        1998        1997        1996 1
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03        0.03        0.01
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)      (0.01)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                3.17%       3.21%       1.48%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                      0.60%       0.60%       0.39% 4
Net investment income                         3.09%       3.13%       3.26% 4
Expense waiver/reimbursement 3                0.73%       0.86%       1.33% 4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $32,593     $24,624     $29,824


1 Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

4 Computed on an annualized basis.


See Notes which are an integral part of the Financial Statements

Portfolio of Investments


October 31, 1998




PRINCIPAL
AMOUNT                                                                                VALUE
                SHORT-TERM MUNICIPALS-100.0% 1
                TENNESSEE-100.0%
  $ 2,710,000   Benton County TN IDB, (Series 1996) Weekly VRDNs (Jones
                Plastic and Engineering Corp.)/(National City Bank, Kentucky
                LOC)                                                             $  2,710,000
    7,000,000   Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/
                (Nationsbank of Tennessee LOC)                                      7,000,000
    1,900,000   Dickson County, TN IDB, (Series 1996) Weekly VRDNs
                (Tennessee Bun Company, LLC Project)/(PNC Bank, N.A. LOC)           1,900,000
    2,700,000   Franklin County, TN IDB, IDRB (Series 1997) Weekly VRDNs
                (Hi-Tech)/(Regions Bank, Alabama LOC)                               2,700,000
    1,430,000   Greenfield, TN IDB, (Series 1995) Weekly VRDNs (Plastic
                Products Co. Project)/(Norwest Bank Minnesota, N.A. LOC)            1,430,000
    1,500,000   Hamilton County, TN IDB, (Series 1987) Weekly VRDNs
                (Seaboard Farms Project)/(SunTrust Bank, Atlanta LOC)               1,500,000
    1,500,000   Hamilton County, TN, 5.00% Bonds, 5/1/1999                          1,509,384
    4,200,000   Hawkins County, TN IDB, (Series 1995) Weekly VRDNs (Sekisui
                Ta Industries, Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd.
                LOC)                                                                4,200,000
    2,900,000   Hendersonville, TN IDB, (Series 1996) Weekly VRDNs (Betty
                Machine Co. Project)/(First Union National Bank, Charlotte,
                NC LOC)                                                             2,900,000
    1,300,000   Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995)
                Weekly VRDNs (Florida Steel Corp.)/(Nationsbank, N.A.,
                Charlotte LOC)                                                      1,300,000
    3,500,000   Johnson City, TN Health & Education Facilities Board,
                Adjustable Tender Acquisition Bonds (Series 1998A) Weekly
                VRDNs (Johnson City Medical Center Hospital)/(MBIA INS)/
                (Credit Suisse First Boston LIQ)                                    3,500,000
      800,000   Knox County, TN, 4.30% Bonds, 3/1/1999                                801,397
    2,000,000   Knox County, TN, GO Refunding Bonds (Series 1998), 3.65%
                Bonds, 3/1/1999                                                     2,000,000
    2,000,000   Maury County, TN HEFA, (Series 1996E) Weekly VRDNs (Southern
                Healthcare Systems, Inc.)/(Bank One, Texas N.A. LOC)                2,000,000
    1,979,000   McMinn County, TN IDB, Industrial Development Bonds (Series
                1995) Weekly VRDNs (Creative Fabrication Corp.)/(NBD Bank,
                Michigan LOC)                                                       1,979,000
    5,000,000   Memphis, TN Center City Revenue Finance Corp., (Series
                1996A) Weekly VRDNs (South Bluffs)/(National Bank of
                Commerce, Memphis, TN LOC)                                          5,000,000
    1,000,000   Memphis, TN, General Improvement Refunding Bonds, (Series
                1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale
                LOC)                                                                1,000,000
    2,000,000   Metropolitan Government Nashville & Davidson County, TN
                HEFA, Revenue Bonds
                (Series 1985A), 3.75% TOBs (Vanderbilt University), Optional
                Tender 1/15/1999                                                    2,000,000
    1,500,000   Metropolitan Government Nashville & Davidson County, TN,
                Series B, 3.60% Bonds
                (FGIC INS), 1/1/1999                                                1,500,000
    2,000,000   Montgomery Co., TN Public Building Authority, Pooled
                Financing Revenue Bonds
                (Series 1996) Weekly VRDNs (Montgomery County Loan)/
                (Nationsbank, N.A.,
                Charlotte LOC)                                                      2,000,000
    3,800,000   Oak Ridge, TN IDB, Solid Waste Facility Bonds (Series 1996)
                Weekly VRDNs
                (M4 Environmental L.P. Project)/(SunTrust Bank, Atlanta LOC)        3,800,000
PRINCIPAL
AMOUNT                                                                               VALUE
                SHORT-TERM MUNICIPALS-100.0% 1
                TENNESSEE-CONTINUED
 $  6,200,000   Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil Fibers,
                Inc. Project)/(ABN AMRO Bank N.V., Amsterdam LOC)               $   6,200,000
    2,000,000   Sevier County, TN Public Building Authority, Local
                Government Improvement Bonds,
                (Series II-G-2) Weekly VRDNs (Knoxville, TN)/(AMBAC INS)/
                (KBC Bank N.V., Brussels LIQ)                                       2,000,000
    1,200,000   Sevier County, TN Public Building Authority, Local
                Government Public Improvement Bonds, (Series II-G-3) Weekly
                VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V., Brussels
                LIQ)                                                                1,200,000
    2,600,000   Shelby County, TN Health Education & Housing Facilities
                Board, Multifamily Housing Revenue Bonds (Series 1988)
                Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)              2,600,000
    1,165,000   Shelby County, TN, (Series A), 4.25% Bonds, 8/1/1999                1,171,783
    1,300,000   Sumner County, TN IDB, (Series 1998-0), 4.05% BANs, 6/15/
                1999                                                                1,302,013
    2,100,000   Union City, TN IDB, (Series 1995) Weekly VRDNs (Kohler Co.)/
                (Wachovia Bank of NC, N.A., Winston-Salem LOC)                      2,100,000
    2,500,000   Union County, TN IDB, (Series 1995) Weekly VRDNs (Cooper
                Container Corporation Project)/(SunTrust Bank, Nashville
                LOC)                                                                2,500,000
                Total Investments (at amortized cost) 2                         $  71,803,577

 Securities that are subject to Alternative Minimum Tax represent 48.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)

First Tier   Second Tier
100.00%      0.00%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($71,785,507) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
BANs  -Bond Anticipation Notes
FGIC  -Financial Guaranty Insurance Company
GO    -General Obligation
HEFA  -Health and Education Facilities Authority
IDB   -Industrial Development Bond
IDRB  -Industrial Development Revenue Bond
INS   -Insured
LIQ   -Liquidity Agreement
LLC   -Limited Liability Corporation
LOC   -Letter of Credit
MBIA  -Municipal Bond Investors Assurance
TOBs  -Tender Option Bonds
VRDNs -Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 1998

ASSETS:
Total investments in securities, at amortized cost and value                    $ 71,803,577
Cash                                                                                 245,819
Income receivable                                                                    340,683
Receivable for shares sold                                                            43,304
Prepaid expenses                                                                       1,218
Deferred organizational costs                                                         15,512
Total assets                                                                      72,450,113
LIABILITIES:
Payable for shares redeemed                                      $  561,964
Income distribution payable                                          78,854
Accrued expenses                                                     23,788
Total liabilities                                                                    664,606
Net Assets for 71,785,507 shares outstanding                                    $ 71,785,507
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$39,192,552 / 39,192,552 shares outstanding                                            $1.00
INSTITUTIONAL SERVICE SHARES:
$32,592,955 / 32,592,955 shares outstanding                                            $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 1998

INVESTMENT INCOME:
Interest                                                                                       $ 2,034,356
EXPENSES:
Investment advisory fee                                                       $  274,883
Administrative personnel and services fee                                        155,001
Custodian fees                                                                     2,212
Transfer and dividend disbursing agent fees and expenses                          42,633
Directors'/Trustees' fees                                                          1,088
Auditing fees                                                                     10,817
Legal fees                                                                        15,849
Portfolio accounting fees                                                         53,913
Shareholder services fee-Institutional Shares                                     66,700
Shareholder services fee-Institutional Service Shares                             70,754
Share registration costs                                                          21,853
Printing and postage                                                               7,838
Insurance premiums                                                                 6,183
Miscellaneous                                                                      6,849
Total expenses                                                                   736,573
WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee                            $  (274,883)
Waiver of shareholder services fee-Institutional Shares          (66,700)
Reimbursement of other operating expenses                       (129,398)
Total waivers and reimbursements                                                (470,981)
Net expenses                                                                                       265,592
Net investment income                                                                          $ 1,768,764


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

YEAR ENDED OCTOBER 31                                              1998                 1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $    1,768,764       $    1,437,481
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                   (895,346)            (613,693)
Institutional Service Shares                                           (873,418)            (823,788)
Change in net assets resulting from distributions to
shareholders                                                         (1,768,764)          (1,437,481)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        236,176,586          172,127,656
Net asset value of shares issued to shareholders in payment
of distributions declared                                               704,085              603,094
Cost of shares redeemed                                            (212,767,088)        (172,706,532)
Change in net assets resulting from share transactions               24,113,583               24,218
Change in net assets                                                 24,113,583               24,218
NET ASSETS:
Beginning of period                                                  47,671,924           47,647,706
End of period                                                    $   71,785,507       $   47,671,924


See Notes which are an integral part of the Financial Statements


NOTES TO FINANCIAL STATEMENTS
October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Tennessee Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1998, capital paid-in aggregated $71,785,507.

Transactions in shares were as follows:




PERIOD ENDED OCTOBER 31                                           1998             1997
INSTITUTIONAL SERVICE SHARES:
Shares sold                                                    94,453,216      84,213,611
Shares issued to shareholders in payment of distributions
declared                                                          672,741         596,349
Shares redeemed                                               (87,157,077)  (90,009,788)
Net change resulting from Institutional Service Share
transactions                                                    7,968,880      (5,199,828)

PERIOD ENDED OCTOBER 31                                           1998             1997
INSTITUTIONAL SHARES:
Shares sold                                                   141,723,370      87,914,045
Shares issued to shareholders in payment of distributions
declared                                                           31,344           6,745
Shares redeemed                                              (125,610,011)    (82,696,744)
Net change resulting from Institutional Share transactions     16,144,703       5,224,046
Net change resulting from share transactions                   24,113,583          24,218

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $129,215,000 and $115,090,000, respectively.

ORGANIZATIONAL EXPENSES

Organizational expenses of $24,645 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expense have been deferred and are being amortized over the five-year period following the Fund's effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 87.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.3% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST
AND SHAREHOLDERS OF TENNESSEE MUNICIAPL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Tennessee Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tennessee Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998

[Graphic]


Tennessee Municipal

Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES


DECEMBER 31, 1998

Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


 [Graphic]
Tennessee Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229634

G01682-02 (12/98)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION



Tennessee Municipal Cash Trust

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Tennessee Municipal Cash Trust dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.







                                  CONTENTS
                                  How is the Fund Organized?
                                  Securities in Which the Fund Invests

                                  How is the Fund Sold?

                                  Subaccounting Services
                                  Redemption in Kind
                                  Massachusetts Partnership Law
                                  Account and Share Information
                                  Tax Information
                                  Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                                  Who is Federated Investors, Inc.?
                                  Investment Ratings
                                  Addresses

STATEMENT DATED DECEMBER 31, 1998

[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

Cusip 314229634
Cusip 314229642


G01682-03 (12/98)



How is the Fund Organized?

The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both of the classes of the above-mentioned Shares.


Securities in Which the Fund Invests


SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds

General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls would result in a default on the bonds.

Private Activity Bonds
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

Municipal Leases
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.



Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


INVESTMENT RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating service or be of comparable quality to securities having such ratings. A rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest-rating categories. See "Regulatory Compliance."


INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk
In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES
The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS
The following investment limitations are fundamental, except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the
SEC) in an open-end investment company with substantially the same investment objectives):

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Tennessee tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Board.

INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the SEC) in an open-end investment company with substantially the same investment objectives. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days notice.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized statistical rating organizations, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.




Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.



Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


Account and Share Information

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: First Union Brokerage Services, Brentwood, Tennessee, owned approximately 2,726,316 Shares (6.40%); Chase Manhattan Bank, Brooklyn, New York, owned approximately 2,899,263 Shares (6.80%); Sharp Market & Company, Home Federal Bank FSB, Knoxville, Tennessee, owned approximately 3,713,475 Shares (8.71%); Reep & CO., Pioneer Bank, Chattanooga, Tennessee, owned approximately 8,455,631 Shares (19.84%); Trust Co. of Knoxville, Knoxville, Tennessee, owned approximately 8,275,614 Shares (19.42%); and James A. Massey, Collierville, Tennessee, owned approximately 11,199,616 Shares (26.28%).


As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Clarence S. Thomas, Jr. MD, Nashville, Tennessee, owned approximately 1,744,476 Shares (5.37%); Coca Cola Bottling Works of Tullahoma, Inc., Tullahoma, Tennessee, owned approximately 1,739,149 Shares (5.36%); Sam A. Brooks, Jr., Nashville, Tennessee, owned approximately 2,133,704 Shares (6.57%); Derril and Margaret Reeves, Brentwood, Tennessee, owned approximately 2,821,430 Shares (8.69%); Dent Thompson, Nashville, Tennessee, owned approximately 2,909,173 Shares (8.96%); and BHC Securities, Inc., Philadelphia, Pennsylvania, owned approximately 4,731,714 Shares (14.58%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES

Under existing Tennessee law, distributions made by the Fund will not be subject to Tennessee personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Internal Revenue Code, and represent
(i) interest on obligations of the state of Tennessee or its political subdivisions; or (ii) interest on certain obligations of the United States, or any agency or instrumentality thereof. To the extent that distributions by the Fund are derived from distributions on other types of obligations, such distributions will be subject to Tennessee personal income taxes.

Distributions made by the Fund will be subject to the excise taxes imposed on corporations.



Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                                             Total
Birthdate                                                                                    Aggregate           Compensation From
Address                          Principal Occupations                                       Compensation        Trust and Fund
Position With Trust              for Past 5 Years                                            From Trust          Complex
------------------------------------------------------------------------------------------------------------------------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of                       $0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management, and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director, Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee, Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group, Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee, University                             companies in the
                                 of Pittsburgh.                                                                  Fund Complex


John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation; Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates, Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly: President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes, Inc.                                                      companies in the
                                                                                                                 Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany Fund,                           Trust and
571 Hayward Mill Road            Inc.                                                                            56 other
Concord, MA                                                                                                      investment
TRUSTEE                          Retired: President, Boston Stock Exchange, Inc.;                                companies in the
                                 Regional Administrator, United States Securities and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat 'N Park Restaurants, Inc.; formerly:                              56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western Region;                               investment
Kochuba                          Partner, Meyer and Flaherty.                                                    companies in the
205 Ross Street                                                                                                  Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street Corporation.                            investment
Palm Beach, FL                                                                                                   companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica & Murray.                                           56 other
President, Duquesne                                                                                              investment
University                       Retired: Dean and Professor of Law, University of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics, Athens;                                   Trust and
1925                             Professor, International Politics; Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment for                                     investment
University of Pittsburgh         International Peace, RAND Corporation, Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.


Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference Planning.                                 Trust and
4905 Bayard Street                                                                                               56 other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company of                             investment
TRUSTEE                          America; business owner.                                                        companies in the
                                                                                                                 Fund Complex

Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,                        $0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities Corp.                                                      and
Federated Investors Tower                                                                                        8 other investment
1001 Liberty Avenue                                                                                              companies in the
Pittsburgh, PA                                                                                                   Fund Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the                             $0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of some                             and
Federated Investors Tower        of the Funds in the Federated Fund Complex; President                           18 other
1001 Liberty Avenue              and Director, Federated Investors, Inc.; President                              investment
Pittsburgh, PA                   and Trustee, Federated Advisers, Federated                                      companies in the
EXECUTIVE VICE PRESIDENT         Management, and Federated Research; President and                               Fund Complex
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the                          $0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive Vice                               and
Federated Investors Tower        President and Treasurer of some of the Funds in the                             1 other investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman, Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the                            $0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice President,                               and
Federated Investors Tower        Secretary, and Director, Federated Investors, Inc.;                             56 other
1001 Liberty Avenue              Trustee, Federated Advisers, Federated Management,                              investment
Pittsburgh, PA                   and Federated Research; Director, Federated Research                            companies in the
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.; Director,                            Fund Complex
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice                            $0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services Division,                                  and
Federated Investors Tower        Federated Investors, Inc.; Formerly: various                                    56 other
1001 Liberty Avenue              management positions within Funds Financial Services                            investment
Pittsburgh, PA                   Division of Federated Investors, Inc.                                           companies in the
TREASURER                                                                                                        Fund Complex

Richard B. Fisher*               President or Vice President of some of the Funds in                      $0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee of                              and
Federated Investors Tower        some of the Funds in the Federated Fund Complex;                                6 other investment
1001 Liberty Avenue              Executive Vice President, Federated Investors, Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various                        $0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex; Executive                            and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                41 other
1001 Liberty Avenue              Federated Global Research Corp., Federated Advisers,                            investment
Pittsburgh, PA                   Federated Management, Federated Research, and                                   companies in the
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered Representative,                             Fund Complex
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight                     $0     $0 for the Trust
Birthdate:  September 12,        investment companies in the Federated Fund Complex;                             and
1953                             Senior Vice President, Federated Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated Global                                companies
1001 Liberty Avenue              Research Corp., Federated Management, Federated                                 in the Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four                      $0     $0 for the Trust
Birthdate:  January 15, 1960     investment companies in the Federated Fund Complex;                             and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research Corp.,                            companies
Pittsburgh, PA                   Federated Management, Federated Research, Federated                             in the Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.



## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum                 Average Aggregate Daily
Administrative Fee      Net Assets of the Federated Funds
-----------------------------------------------------------
0.150 of 1%             on the first $250 million
0.125 of 1%             on the next $250 million
0.100 of 1%             on the next $250 million
0.075 of 1%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended
October 31,                     1998         1997        1996*
---------------------------------------------------------------
Advisory Fee Earned         $274,883     $221,951      $71,830
---------------------------------------------------------------
Advisory Fee Reduction       274,883      221,951       71,830
---------------------------------------------------------------
Brokerage Commissions              0            0            0
---------------------------------------------------------------
Administrative Fee           155,001      154,970       71,571
---------------------------------------------------------------
Shareholder Services Fee
---------------------------------------------------------------
   Institutional Shares            0          ---          ---
   ------------------------------------------------------------
   Institutional
   ------------------------------------------------------------
   Service Shares       ---   70,754          ---          ---
   ------------------------------------------------------------

Fees are allocated among Classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

* For the period May 22, 1996 (date of initial public investment) through October 31, 1996.


How does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns given for the one-year and since inception periods ended October 31, 1998.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended October 31, 1998.


Share Class                 7-Day Period          1 Year                  Since Inception on May 22, 1996
-------------------------------------------------------------------------------------------------------------
Institutional Shares
-------------------------------------------------------------------------------------------------------------
Total Return                --                   3.42%                   3.47%
-------------------------------------------------------------------------------------------------------------
Yield                             3.07%                 --                      --
Effective Yield             3.12%                 --                      --
Tax-Equivalent Yield   5.74%                 --                      --
------------------------------------------------------------------------------------------------------------------------------------


Share Class                 7-Day Period          1 Year                  Since Inception on May 22, 1996
-------------------------------------------------------------------------------------------------------------
Institutional Service Shares
-------------------------------------------------------------------------------------------------------------
Total Return                --                    3.17%                   3.21%
-------------------------------------------------------------------------------------------------------------
Yield                            2.82%                 --                      --
Effective Yield             2.86%                 --                      --
Tax-Equivalent Yield   5.26%                 --                      --
-------------------------------------------------------------------------------------------------------------




TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                                                 TAXABLE YIELD EQUIVALENT FOR 1998

                                                        STATE OF TENNESSEE
------------------------------------------------------------------------------------------------------------------------------------
        TAX BRACKET:
        FEDERAL             15.00%        28.00%             31.00%               36.00%              39.60%

        COMBINED FEDERAL
        AND STATE           21.00%        34.00%             37.00%               42.00%              45.60%

------------------------------------------------------------------------------------------------------------------------------------

        JOINT                   $1-      $42,351-           $102,301-            $155,951-             OVER
        RETURN              42,350        102,300            155,950              278,450            $278,450

        SINGLE                  $1-      $25,351-           $61,401-             $128,101-             OVER
        RETURN              25,350        61,400             128,100              278,450            $278,450

------------------------------------------------------------------------------------------------------------------------------------
        TAX-EXEMPT
        YIELD                               TAXABLE YIELD EQUIVALENT

------------------------------------------------------------------------------------------------------------------------------------
           1.50%            1.90%          2.27%             2.38%               2.59%               2.76%
           2.00%            2.53%          3.03%             3.17%               3.45%               3.68%
           2.50%            3.16%          3.79%             3.97%               4.31%               4.60%
           3.00%            3.80%          4.55%             4.76%               5.17%               5.51%
           3.50%            4.43%          5.30%             5.56%               6.03%               6.43%
           4.00%            5.06%          6.06%             6.35%               6.90%               7.35%
           4.50%            5.70%          6.82%             7.14%               7.76%               8.27%
           5.00%            6.33%          7.58%             7.94%               8.62%               9.19%
           5.50%            6.96%          8.33%             8.73%               9.48%              10.11%
           6.00%            7.59%          9.09%             9.52%              10.34%              11.03%

        Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds;

 . and information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report
Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money
A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS
In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS
In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS
In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS
In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

FEDERATED CLIENTS OVERVIEW

INSTITUTIONAL CLIENTS
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.




Investment Ratings

APPENDIX
STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS
AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS
Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTOR SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Addresses

TENNESSEE MUNICIPAL CASH TRUST

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA  02110-2812



PROSPECTUS

Virginia Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

December 31, 1998



CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which

the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  6

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  9

Financial Information  10

Report of Independent Public Accountants  23

Risk/Return Summary


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Virginia state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE


[Graphic] - See Appendix C-14



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

The Fund's Institutional Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon the net asset value.

The Fund's Institutional Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998, was 2.40%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 0.93% (quarter ended June 30, 1995). its lowest quarterly return was 0.57% (quarter ended March 31, 1994).

The Fund's Institutional Shares Seven-Day Net Yield as of

12/31/1997 was 3.60%.

The following table represents the Fund's Institutional Shares Average Annual Total Return through 12/31/1997.




CALENDAR PERIOD          FUND
1 Year                   3.36%
Start of Performance 1   3.17%



1 The Fund's Institutional Shares start of performance date was September 16, 1993.

Investors may call the Fund at 1-800-341-7400 to acquire the

Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

VIRGINIA MUNICIPAL CASH TRUST

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                                                       None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                                                                      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                                                                 None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                                                         None
Exchange Fee                                                                                                        None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                                                    0.40%
Distribution (12b-1) Fee                                                                                            None
Shareholder Services Fee 3                                                                                          0.25%
Other Expenses                                                                                                      0.20%
Total Annual Fund Operating Expenses (before waivers)                                                               0.85%
1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.
 Waiver of Fund Expenses                                                                                            0.36%
 Total Actual Annual Fund Operating Expenses (after waivers)                                                        0.49%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.29% for the year ended October 31, 1998.
3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. There was no shareholder services fee paid by the Fund (after the voluntary waiver) for the year ended October 31, 1998.




EXAMPLE

The following Example is intended to help you compare the cost of investing in the Virginia Municipal Cash Trust's Institutional Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Virginia Municipal Cash Trust Institutional Shares' operating expenses are BEFORE WAIVERS as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming no redemption   $87      $271      $471     $1,049




What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.



TEMPORARY DEFENSIVE INVESTMENTS



During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Virginia state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES



Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.

FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK



Most of the Fund's securities will be invested in issuers located in Virginia. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.

NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Virginia taxpayers because it invests in Virginia tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company



P.O. Box 8600

Boston, MA 02266-8600



If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.



BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption request and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.



BY MAIL

You may redeem Shares by mailing a written request to the Fund.



Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street


Rockland, MA 02370-3317


All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:



* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Virginia state personal income tax to the extent they are derived from interest on obligations exempt from Virginia personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights - Institutional Shares

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page
23.




YEAR ENDED OCTOBER 31                      1998        1997        1996        1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.03        0.03        0.03        0.04        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)      (0.03)      (0.04)      (0.03)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                3.26%       3.31%       3.24%       3.56%       2.57%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                      0.49%       0.49%       0.49%       0.49%       0.33%
Net investment income                         3.23%       3.26%       3.19%       3.50%       2.56%
Expense waiver/reimbursement 2                0.36%       0.36%       0.40%       0.42%       0.37%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $24,559     $24,382     $26,302     $22,642     $20,360



1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


Portfolio of Investments

October 31, 1998




PRINCIPAL
AMOUNT                                                                             VALUE
                 SHORT-TERM MUNICIPALS-99.7% 1
                 VIRGINIA-95.8%
  $  3,500,000   Alexandria, VA Redevelopment and Housing Authority, Series
                 1996B Weekly VRDNs (Buckingham Village Apartments)/(First
                 Union National Bank, Charlotte, NC LOC)                           $   3,500,000
     2,200,000   Amelia County, VA IDA, (Series 1991) Weekly VRDNs (Chambers
                 Waste System)/(Morgan Guaranty Trust Co., New York LOC)               2,200,000
     1,900,000   Arlington County, VA Weekly VRDNs (Ballston Public Parking)/
                 (Citibank N.A., New York LOC)                                         1,900,000
    10,000,000   Campbell County, VA IDA, Solid Waste Disposal Facilities
                 Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/(SunTrust
                 Bank, Atlanta LOC)                                                   10,000,000
     1,100,000   Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs
                 (Kentucky Derby Hosiery Co., Inc. Project)/(Bank One,
                 Kentucky LOC)                                                         1,100,000
     1,000,000   Charles County, VA IDA, Solid Waste Disposal Facility
                 Revenue Bonds (Series 1996) Weekly VRDNs (Chambers
                 Development of Virginia, Inc. Project)/(Morgan Guaranty
                 Trust Co., New York LOC)                                              1,000,000
     1,540,000   Charlottesville, VA IDA, IDR Refunding Bonds, 3.80%TOBs
                 (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory
                 Tender 12/1/1998                                                      1,540,000
     2,900,000   Chesapeake, VA IDA, (Series 1986) Weekly VRDNs (Volvo AB)/
                 (UBS AG LOC)                                                          2,900,000
     5,995,000   Chesapeake, VA IDA, Trust Receipts (Series 1998 FR/RI-C10)
                 Weekly VRDNs (Sumitomo Machinery Corp. of America Corp.)/
                 (Bank of America NT and SA, San Francisco SWP)                        5,995,000
     2,000,000   Chesterfield County, VA IDA, (Series 1998) Weekly VRDNs
                 (Lumberg, Inc.)/
                 (Nationsbank, N.A., Charlotte LOC)                                    2,000,000
     5,100,000   Chesterfield County, VA IDA, 3.70% CP (Virginia Electric
                 Power Co.), Mandatory Tender
                 11/12/1998                                                            5,100,000
     5,800,000   Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold,
                 Inc.)/(Bank One, Ohio, N.A. LOC)                                      5,800,000
       453,000   Dinwiddie County, VA IDA, IDRB (Series 1989) Weekly VRDNs
                 (Tindall Concrete VA, Inc.)/(First Union National Bank,
                 Charlotte, NC LOC)                                                      453,000
     5,298,975   Equity Trust III, (1996 Series) Weekly VRDNs (Bayerische
                 Hypotheken-Und
                 Wechsel-Bank AG LOC)                                                  5,298,975
     5,000,000   Fairfax County, VA IDA, 1998 Trust Receipts FR/RI-A35 Weekly
                 VRDNs (Fairfax Hospital System)/(National Westminster Bank,
                 PLC, London LIQ)/(United States Treasury PRF)                         5,000,000
     2,020,000   Fairfax County, VA, (Series A), 6.25% Bonds (United States
                 Treasury PRF), 4/1/1999 (@102)                                        2,080,514
    10,700,000   Falls Church, VA IDA, (Series 1985), 3.95% TOBs (Kaiser
                 Permanente Medical Care Program), Optional Tender 11/1/1998          10,700,000
       600,000   Fauquier County, VA IDA, Refunding Revenue Bonds Weekly
                 VRDNs (Warrenton Development Co.)/(Nationsbank, N.A.,
                 Charlotte LOC)                                                          600,000
PRINCIPAL
AMOUNT                                                                                   VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 VIRGINIA-CONTINUED
 $   7,113,000   Fluvanna County, VA IDA, (Series 1986) Weekly VRDNs
                 (Thomasville Furniture Industries)/(UBS AG LOC)                  $    7,113,000
     6,170,000   Frederick County, VA IDA, (Series 1997) Weekly VRDNs (Jouan,
                 Inc.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)                  6,170,000
     1,875,000   Halifax County, VA IDA, (Series 1998) Weekly VRDNs (Annin &
                 Co., Inc.)/(Chase Manhattan Bank N.A., New York LOC)                  1,875,000
    11,500,000   Halifax, VA IDA, MMMs, PCR, 3.40% CP (Virginia Electric
                 Power Co.), Mandatory Tender
                 2/12/1999                                                            11,500,000
     3,000,000   Halifax, VA IDA, MMMs, PCR, 3.70% CP (Virginia Electric
                 Power Co.), Mandatory Tender 11/12/1998                               3,000,000
     1,500,000   Hampton, VA Redevelopment & Housing Authority, (Series 1998)
                 Weekly VRDNs (Township Apartments)/(Amsouth Bank N.A.,
                 Birmingham LOC)                                                       1,500,000
     1,000,000   Hampton, VA, 7.625% Bonds, 1/15/1999                                  1,008,012
     1,600,000   Hanover County, VA IDA Weekly VRDNs (Fiber-Lam, Inc.
                 Project)/(Nationsbank, N.A., Charlotte LOC)                           1,600,000
     4,000,000   Henrico County, VA IDA, (Series 1998) Weekly VRDNs (The
                 Hermitage at Cedarfield)/(Nationsbank, N.A., Charlotte LOC)           4,000,000
     3,250,000   Loudoun County, VA, (Series 1998), 3.90% TOBs (Signature
                 Flight Support Corp.)/(Bayerische Landesbank Girozentrale
                 LOC), Optional Tender 12/1/1998                                       3,250,000
     3,200,000   Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Harden
                 Manufacturing Corp.)/(Columbus Bank and Trust Co., GA LOC)            3,200,000
     3,000,000   Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Smith Land
                 Holdings, L.L.C.)/(Columbus Bank and Trust Co., GA LOC)               3,000,000
     7,500,000   Metropolitan Washington, DC Airports Authority, 3.50% CP
                 (Nationsbank, N.A., Charlotte LOC), Mandatory Tender 12/29/
                 1998                                                                  7,500,000
     7,500,000   Metropolitan Washington, DC Airports Authority, 3.60% CP
                 (Nationsbank, N.A., Charlotte LOC), Mandatory Tender 11/17/
                 1998                                                                  7,500,000
     2,600,000   Newport News, VA EDA, (Series 1998) Weekly VRDNs (Jefferson
                 Point Development)/(Credit Suisse First Boston LOC)                   2,600,000
     4,095,000   Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland
                 Seafood Corp.)/(Crestar Bank of Virginia, Richmond LOC)               4,095,000
     6,660,000   Newport News, VA Redevelopment & Housing Authority, (PA-152)
                 Weekly VRDNs (Indian Lakes Apartments)/(Merrill Lynch
                 Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services,
                 Inc. LOC)                                                             6,660,000
     1,740,000   Newport News, VA, 5.90% Bonds, 1/1/1999                               1,746,470
     5,000,000   Norfolk, VA IDA, 3.50% CP (Sentara Health Systems Obligation
                 Group), Mandatory Tender 12/17/1998                                   5,000,000
     9,900,000   Portsmouth, VA, 3.78% BANs, 8/15/1999                                 9,902,702
PRINCIPAL
AMOUNT                                                                                 VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 VIRGINIA-CONTINUED
 $   1,145,000   Pulaski County, VA IDA, (Series 1995) Weekly VRDNs (Balogh
                 Real Estate Ltd. Partnership Mar-Bal Inc. Project)/(Bank
                 One, Ohio, N.A. LOC)                                              $   1,145,000
       945,000   Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/
                 (U.S. Bank, N.A., Minneapolis LOC)                                      945,000
    10,500,000   Richmond, VA Redevelopment & Housing Authority, (Series B-1)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                         10,500,000
     6,900,000   Richmond, VA Redevelopment & Housing Authority, (Series B-
                 10) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                          6,900,000
     6,000,000   Richmond, VA Redevelopment & Housing Authority, (Series B-2)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                          6,000,000
     1,500,000   Richmond, VA Redevelopment & Housing Authority, (Series B-3)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                          1,500,000
     3,160,000   Richmond, VA Redevelopment & Housing Authority, (Series B-5)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                          3,160,000
     3,555,000   Richmond, VA Redevelopment & Housing Authority, (Series B-6)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                          3,555,000
     7,000,000   Richmond, VA Redevelopment & Housing Authority, (Series B-9)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                          7,000,000
     5,795,000   Richmond, VA Redevelopment & Housing Authority, Multi-Family
                 Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Newport
                 Manor)/(Columbus Bank and Trust Co., GA LOC)                          5,795,000
       290,000   South Hill, VA IDA, (Series 1997) Weekly VRDNs
                 (International Veneer Co., Inc.)/(Bank One, Indiana, N.A.
                 LOC)                                                                    290,000
     2,500,000   Staunton, VA IDA, (Series 1997) Weekly VRDNs (Diebold,
                 Inc.)/(Bank One, Ohio, N.A. LOC)                                      2,500,000
     2,100,000   Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville
                 Properties Bluefield)/(Huntington National Bank, Columbus,
                 OH LOC)                                                               2,100,000
     1,950,000   Virginia Beach, VA IDA, (Series 1993) Weekly VRDNs (Ocean
                 Ranch Motel Corp.)/(Nationsbank, N.A., Charlotte LOC)                 1,950,000
     7,835,000   Virginia Peninsula Port Authority, Coal Terminal Revenue
                 Refunding Bonds (Series 1987A), 3.00% CP (Dominion Terminal
                 Associates)/(Barclays Bank PLC, London LOC), Mandatory
                 Tender 2/12/1999                                                      7,835,000
     3,150,000   Virginia Peninsula Port Authority, Facility Revenue
                 Refunding Bonds (Series 1992), 3.15% CP (CSX Corp.)/(Bank of
                 Nova Scotia, Toronto LOC), Mandatory Tender 1/19/1999                 3,150,000
     5,000,000   Virginia Peninsula Port Authority, Facility Revenue
                 Refunding Bonds (Series 1992), 3.45% CP (CSX Corp.)/(Bank of
                 Nova Scotia, Toronto LOC), Mandatory Tender 12/18/1998                5,000,000
     9,920,000   Virginia Port Authority, MERLOTs (Series 1997M) Weekly VRDNs
                 (MBIA INS)/(Corestates Bank N.A., Philadelphia, PA LIQ)               9,920,000
     3,000,000   Virginia Resources Authority, Water and Sewer (Series 1997)
                 Weekly VRDNs (Henrico County, VA)/(Crestar Bank of Virginia,
                 Richmond LIQ)                                                         3,000,000
PRINCIPAL
AMOUNT                                                                                VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 VIRGINIA-CONTINUED
 $   4,700,000   Virginia Small Business Financing Authority Weekly VRDNs
                 (Moses Lake Industries)/(KeyBank, N.A. LOC)                      $    4,700,000
     5,855,000   Virginia State Housing Development Authority, PT-1096 Weekly
                 VRDNs (Merrill Lynch Capital Services, Inc. LIQ)                      5,855,000
     1,507,000   Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial
                 Williamsburg Foundation Museum)/(Nationsbank, N.A.,
                 Charlotte LOC)                                                        1,507,000
     1,575,000   Winchester, VA IDA, (Series 1995) Weekly VRDNs (Midwesco
                 Filter Resources, Inc. Project)/(Harris Trust & Savings
                 Bank, Chicago LOC)                                                    1,575,000
     5,000,000   York County, VA IDA, (Series 1985), 3.70% CP (Virginia
                 Electric Power Co.), Mandatory Tender 11/12/1998                      5,000,000
                 Total                                                               260,269,673
                 PUERTO RICO-3.9%
     5,000,000   Commonwealth of Puerto Rico, (Series 1992A) P-Floats PT-140,
                 3.65% TOBs (FSA INS)/(Commerzbank AG, Frankfurt LIQ),
                 Mandatory Tender 1/14/1999                                            5,000,000
     2,000,000   Puerto Rico Industrial, Medical & Environmental PCA, (1983
                 Series A), 4.00% TOBs (Merck & Co., Inc.), Optional Tender
                 12/1/1998                                                             2,000,319
     3,500,000   Puerto Rico Industrial, Medical & Environmental PCA, (Series
                 1983A), 3.60% TOBs (Reynolds Metals Co.)/(ABN AMRO Bank
                 N.V., Amsterdam LOC), Optional Tender
                 9/1/1999                                                              3,500,000
                 Total                                                                10,500,319
                 Total Investments (at amortized cost) 2                          $  270,769,992



 Securities that are subject to Alternative Minimum Tax represent 59.3% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)




FIRST TIER    SECOND TIER
100%          0%



2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($271,707,056) at October 31, 1998.

The following acronyms are used throughout this portfolio:




ACES    -Adjustable Convertible Extendable Securities
BANs    -Bond Anticipation Notes
CP      -Commercial Paper
EDA     -Economic Development Authority
FSA     -Financial Security Assurance
IDA     -Industrial Development Authority
IDR     -Industrial Development Revenue
IDRB    -Industrial Development Revenue Bond
INS     -Insured
LIQ     -Liquidity Agreement
LOC     -Letter of Credit
MBIA    -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender
Series
MMMs    -Money Market Municipals
PCA     -Pollution Control Authority
PCR     -Pollution Control Revenue
PLC     -Public Limited Company
PRF     -Prerefunded
SA      -Support Agreement
TOBs    -Tender Option Bonds
VRDNs   -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities

October 31, 1998




ASSETS:
Investments in securities, at amortized cost and value                            $  270,769,992
Income receivable                                                                      1,498,816
Receivable for shares sold                                                             1,168,575
Total assets                                                                         273,437,383
LIABILITIES:
Payable to Bank                                                   $   240,093
Payable for shares redeemed                                         1,289,893
Income distribution payable                                           135,291
Accrued expenses                                                       65,050
Total liabilities                                                                     1,730,327
Net Assets for 271,707,056 shares outstanding                                     $ 271,707,056
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SHARES:
$24,558,505 / 24,558,505 shares outstanding                                                $1.00
INSTITUTIONAL SERVICE SHARES:
$247,148,551 / 247,148,551 shares outstanding                                              $1.00



See Notes which are an integral part of the Financial Statements


Statement of Operations

Year Ended October 31, 1998




INVESTMENT INCOME:
Interest                                                                                     $ 9,563,067
EXPENSES:
Investment advisory fee                                                    $ 1,032,025
Administrative personnel and services fee                                      194,556
Custodian fees                                                                   4,396
Transfer and dividend disbursing agent fees and expenses                       134,387
Directors'/Trustees' fees                                                        2,471
Auditing fees                                                                   12,692
Legal fees                                                                      13,954
Portfolio accounting fees                                                       74,567
Shareholder services fee-Institutional Shares                                   92,949
Shareholder services fee-Institutional Service Shares                          552,066
Share registration costs                                                        45,320
Printing and postage                                                            16,374
Insurance premiums                                                              16,421
Miscellaneous                                                                   13,216
Total expenses                                                               2,205,394
WAIVERS:
Waiver of investment advisory fee                         $ (284,795)
Waiver of shareholder services fee-Institutional Shares      (92,949)
Waiver of shareholder services fee-Institutional Service
Shares                                                      (220,827)
Total waivers                                                                 (598,571)
Net expenses                                                                                   1,606,823
Net investment income                                                                        $ 7,956,244



See Notes which are an integral part of the Financial Statements


Statement of Changes in Net Assets




YEAR ENDED OCTOBER 31                                              1998                   1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $      7,956,244       $      6,903,033
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                   (1,199,300)              (732,930)
Institutional Service Shares                                           (6,756,944)            (6,170,103)
Change in net assets resulting from distributions
to shareholders                                                        (7,956,244)            (6,903,033)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        1,342,458,938          1,311,030,791
Net asset value of shares issued to shareholders in payment
of distributions declared                                               5,993,310              4,912,775
Cost of shares redeemed                                            (1,299,965,431)        (1,296,599,777)
Change in net assets resulting from share transactions                 48,486,817             19,343,789
Change in net assets                                                   48,486,817             19,343,789
NET ASSETS:
Beginning of period                                                   223,220,239            203,876,450
End of period                                                    $    271,707,056       $    223,220,239



See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:




YEAR ENDED OCTOBER 31                                        1998                1997
INSTITUTIONAL SHARES:
Shares sold                                                      140,689,593          75,151,387
Shares issued to shareholders in payment of distributions
declared                                                             292,839              13,520
Shares redeemed                                                 (140,806,137)        (77,084,630)
Net change resulting from Institutional Share transactions           176,295          (1,919,723)

YEAR ENDED OCTOBER 31                                        1998                1997
INSTITUTIONAL SERVICE SHARES:
Shares sold                                                    1,201,769,345       1,235,879,404
Shares issued to shareholders in payment of distributions
declared                                                           5,700,471           4,899,255
Shares redeemed                                              (1,159,159,294)     (1,219,515,147)
Net change resulting from Institutional Service
Share transactions                                                48,310,522          21,263,512
Net change resulting from share transactions                      48,486,817          19,343,789



At October 31, 1998, capital paid-in aggregated $271,707,056.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $441,610,000 and $448,245,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 71.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 17.4% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF VIRGINIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Virginia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Virginia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998

[Graphic]

PROSPECTUS

Virginia Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SHARES

December 31, 1998


A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



 [Graphic]
Virginia Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229816

3080591A-IS (12/98)

[Graphic]



PROSPECTUS

Virginia Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



December 31, 1998

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which

the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  9

Financial Information  10

Report of Independent Public Accountants  23

Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax-exempt securities so that the Fund's annual interest income is exempt from federal regular income tax and Virginia state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



Because the Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.



Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE


[Graphic] - See Appendix C-15



Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

The Fund's Institutional Service Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998, was 2.29%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 0.90% (quarter ended June 30, 1995). Its lowest quarterly return was 0.55% (quarter ended March 31, 1994).

The Fund's Institutional Service Shares Seven-Day Net Yield as of

12/31/1997 was 3.45%.


The following table represents the Fund's Institutional Service Shares Average Annual Total Return through 12/31/1997.




CALENDAR PERIOD          FUND
1 Year                   3.21%
Start of Performance 1   3.05%



1 The Fund's Institutional Service Shares start of performance date was September 16, 1993.

Investors may call the Fund at 1-800-341-7400 to acquire the Seven-Day Net
Yield.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

VIRGINIA MUNICIPAL CASH TRUST

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy, hold and redeem shares of the Fund's Institutional Service Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                                                          None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                                                                         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                                                                    None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                                                            None
Exchange Fee                                                                                                           None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                                                       0.40%
Distribution (12b-1) Fee                                                                                               None
Shareholder Services Fee 3                                                                                             0.25%
Other Expenses                                                                                                         0.20%
Total Annual Fund Operating Expenses                                                                                   0.85%
1 Although not contractually obligated to do so, the adviser and the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.
 Waiver of Fund Expenses                                                                                               0.21%
 Total Actual Annual Fund Operating Expenses (after waivers)                                                           0.64%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.29% for the year ended October 31, 1998.
3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.15% for the fiscal year ended October 31, 1998.




EXAMPLE


The following Example is intended to help you compare the cost of investing in the Virginia Municipal Cash Trust's Institutional Service Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Virginia Municipal Cash Trust Institutional Service Shares' operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming no redemption   $87      $271      $471      $1,049




What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.



The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of tax-exempt securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.


TEMPORARY DEFENSIVE INVESTMENTS

During adverse market conditions the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax and Virginia state income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax-exempt securities. Tax-exempt securities are generally differentiated by their source of repayment.



FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also bear interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES



Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

CREDIT ENHANCEMENT



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



What are the Specific Risks of Investing in the Fund?



Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a tax-exempt money market fund are described below.



CREDIT RISK

Credit risk is the possibility that an issuer or a credit enhancer will default (fails to repay interest and principal when due). If an issuer or credit enhancer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. If the security is unrated, greater reliance is placed on the Adviser's credit assessment.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

Most of the Fund's securities will be invested in issuers located in Virginia. In addition, a substantial part of the Fund's portfolio may be comprised of tax-exempt securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.



What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a sales charge.


NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Virginia taxpayers because it invests in Virginia tax-exempt securities. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company



P.O. Box 8600

Boston, MA 02266-8600


If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or



* directly from the Fund if you purchased Shares directly from the Fund.



THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.



If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


BY MAIL


You may redeem Shares by mailing a written request to the Fund.



Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:



Federated Shareholder Services Company



P.O. Box 8600


Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:



Federated Shareholder Services Company



1099 Hingham Street

Rockland, MA 02370-3317


All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;



* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:



* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares on a regular basis by completing the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request a checking account to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares to be redeemed until the check is presented for payment. Checks may be made payable only to third-parties and may not be used to redeem Shares or to close your account.

DEBIT CARD

You may request a debit card account which will permit you to redeem Shares for purchases. A fee will be charged to your account for this service.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Virginia state personal income tax to the extent they are derived from interest on obligations exempt from Virginia personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which totaled over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse affect on the Fund.


Financial Information


FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights-Institutional Service Shares

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page
23.


YEAR ENDED OCTOBER 31                      1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03         0.03         0.03         0.02
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 3.11%        3.17%        3.14%        3.46%        2.44%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.64%        0.63%        0.59%        0.59%        0.40%
Net investment income                          3.06%        3.12%        3.10%        3.38%        2.42%
Expense waiver/reimbursement 2                 0.21%        0.23%        0.30%        0.32%        0.37%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $247,149     $198,838     $177,575     $127,083     $100,084



1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


Portfolio of Investments

October 31, 1998




PRINCIPAL
AMOUNT                                                                    VALUE
                 SHORT-TERM MUNICIPALS-99.7% 1
                 VIRGINIA-95.8%
  $  3,500,000   Alexandria, VA Redevelopment and Housing Authority, Series
                 1996B Weekly VRDNs (Buckingham Village Apartments)/(First
                 Union National Bank, Charlotte, NC LOC)                           $   3,500,000
     2,200,000   Amelia County, VA IDA, (Series 1991) Weekly VRDNs (Chambers
                 Waste System)/(Morgan Guaranty Trust Co., New York LOC)               2,200,000
     1,900,000   Arlington County, VA Weekly VRDNs (Ballston Public Parking)/
                 (Citibank N.A., New York LOC)                                         1,900,000
    10,000,000   Campbell County, VA IDA, Solid Waste Disposal Facilities
                 Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/(SunTrust
                 Bank, Atlanta LOC)                                                   10,000,000
     1,100,000   Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs
                 (Kentucky Derby Hosiery Co., Inc. Project)/(Bank One,
                 Kentucky LOC)                                                         1,100,000
     1,000,000   Charles County, VA IDA, Solid Waste Disposal Facility
                 Revenue Bonds (Series 1996) Weekly VRDNs (Chambers
                 Development of Virginia, Inc. Project)/(Morgan Guaranty
                 Trust Co., New York LOC)                                              1,000,000
     1,540,000   Charlottesville, VA IDA, IDR Refunding Bonds, 3.80%TOBs
                 (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory
                 Tender 12/1/1998                                                      1,540,000
     2,900,000   Chesapeake, VA IDA, (Series 1986) Weekly VRDNs (Volvo AB)/
                 (UBS AG LOC)                                                          2,900,000
     5,995,000   Chesapeake, VA IDA, Trust Receipts (Series 1998 FR/RI-C10)
                 Weekly VRDNs (Sumitomo Machinery Corp. of America Corp.)/
                 (Bank of America NT and SA, San Francisco SWP)                        5,995,000
     2,000,000   Chesterfield County, VA IDA, (Series 1998) Weekly VRDNs
                 (Lumberg, Inc.)/
                 (Nationsbank, N.A., Charlotte LOC)                                    2,000,000
     5,100,000   Chesterfield County, VA IDA, 3.70% CP (Virginia Electric
                 Power Co.), Mandatory Tender
                 11/12/1998                                                            5,100,000
     5,800,000   Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold,
                 Inc.)/(Bank One, Ohio, N.A. LOC)                                      5,800,000
       453,000   Dinwiddie County, VA IDA, IDRB (Series 1989) Weekly VRDNs
                 (Tindall Concrete VA, Inc.)/(First Union National Bank,
                 Charlotte, NC LOC)                                                      453,000
     5,298,975   Equity Trust III, (1996 Series) Weekly VRDNs (Bayerische
                 Hypotheken-Und
                 Wechsel-Bank AG LOC)                                                  5,298,975
     5,000,000   Fairfax County, VA IDA, 1998 Trust Receipts FR/RI-A35 Weekly
                 VRDNs (Fairfax Hospital System)/(National Westminster Bank,
                 PLC, London LIQ)/(United States Treasury PRF)                         5,000,000
     2,020,000   Fairfax County, VA, (Series A), 6.25% Bonds (United States
                 Treasury PRF), 4/1/1999 (@102)                                        2,080,514
    10,700,000   Falls Church, VA IDA, (Series 1985), 3.95% TOBs (Kaiser
                 Permanente Medical Care Program), Optional Tender 11/1/1998          10,700,000
       600,000   Fauquier County, VA IDA, Refunding Revenue Bonds Weekly
                 VRDNs (Warrenton Development Co.)/(Nationsbank, N.A.,
                 Charlotte LOC)                                                          600,000
PRINCIPAL
AMOUNT                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 VIRGINIA-CONTINUED
 $   7,113,000   Fluvanna County, VA IDA, (Series 1986) Weekly VRDNs
                 (Thomasville Furniture Industries)/(UBS AG LOC)                  $    7,113,000
     6,170,000   Frederick County, VA IDA, (Series 1997) Weekly VRDNs (Jouan,
                 Inc.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)                  6,170,000
     1,875,000   Halifax County, VA IDA, (Series 1998) Weekly VRDNs (Annin &
                 Co., Inc.)/(Chase Manhattan Bank N.A., New York LOC)                  1,875,000
    11,500,000   Halifax, VA IDA, MMMs, PCR, 3.40% CP (Virginia Electric
                 Power Co.), Mandatory Tender
                 2/12/1999                                                            11,500,000
     3,000,000   Halifax, VA IDA, MMMs, PCR, 3.70% CP (Virginia Electric
                 Power Co.), Mandatory Tender 11/12/1998                               3,000,000
     1,500,000   Hampton, VA Redevelopment & Housing Authority, (Series 1998)
                 Weekly VRDNs (Township Apartments)/(Amsouth Bank N.A.,
                 Birmingham LOC)                                                       1,500,000
     1,000,000   Hampton, VA, 7.625% Bonds, 1/15/1999                                  1,008,012
     1,600,000   Hanover County, VA IDA Weekly VRDNs (Fiber-Lam, Inc.
                 Project)/(Nationsbank, N.A., Charlotte LOC)                           1,600,000
     4,000,000   Henrico County, VA IDA, (Series 1998) Weekly VRDNs (The
                 Hermitage at Cedarfield)/(Nationsbank, N.A., Charlotte LOC)           4,000,000
     3,250,000   Loudoun County, VA, (Series 1998), 3.90% TOBs (Signature
                 Flight Support Corp.)/(Bayerische Landesbank Girozentrale
                 LOC), Optional Tender 12/1/1998                                       3,250,000
     3,200,000   Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Harden
                 Manufacturing Corp.)/(Columbus Bank and Trust Co., GA LOC)            3,200,000
     3,000,000   Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Smith Land
                 Holdings, L.L.C.)/(Columbus Bank and Trust Co., GA LOC)               3,000,000
     7,500,000   Metropolitan Washington, DC Airports Authority, 3.50% CP
                 (Nationsbank, N.A., Charlotte LOC), Mandatory Tender 12/29/
                 1998                                                                  7,500,000
     7,500,000   Metropolitan Washington, DC Airports Authority, 3.60% CP
                 (Nationsbank, N.A., Charlotte LOC), Mandatory Tender 11/17/
                 1998                                                                  7,500,000
     2,600,000   Newport News, VA EDA, (Series 1998) Weekly VRDNs (Jefferson
                 Point Development)/(Credit Suisse First Boston LOC)                   2,600,000
     4,095,000   Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland
                 Seafood Corp.)/(Crestar Bank of Virginia, Richmond LOC)               4,095,000
     6,660,000   Newport News, VA Redevelopment & Housing Authority, (PA-152)
                 Weekly VRDNs (Indian Lakes Apartments)/(Merrill Lynch
                 Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services,
                 Inc. LOC)                                                             6,660,000
     1,740,000   Newport News, VA, 5.90% Bonds, 1/1/1999                               1,746,470
     5,000,000   Norfolk, VA IDA, 3.50% CP (Sentara Health Systems Obligation
                 Group), Mandatory Tender 12/17/1998                                   5,000,000
     9,900,000   Portsmouth, VA, 3.78% BANs, 8/15/1999                                 9,902,702
PRINCIPAL
AMOUNT                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 VIRGINIA-CONTINUED
 $   1,145,000   Pulaski County, VA IDA, (Series 1995) Weekly VRDNs (Balogh
                 Real Estate Ltd. Partnership Mar-Bal Inc. Project)/(Bank
                 One, Ohio, N.A. LOC)                                              $   1,145,000
       945,000   Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/
                 (U.S. Bank, N.A., Minneapolis LOC)                                      945,000
    10,500,000   Richmond, VA Redevelopment & Housing Authority, (Series B-1)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                         10,500,000
     6,900,000   Richmond, VA Redevelopment & Housing Authority, (Series B-
                 10) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                          6,900,000
     6,000,000   Richmond, VA Redevelopment & Housing Authority, (Series B-2)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                          6,000,000
     1,500,000   Richmond, VA Redevelopment & Housing Authority, (Series B-3)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                          1,500,000
     3,160,000   Richmond, VA Redevelopment & Housing Authority, (Series B-5)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                          3,160,000
     3,555,000   Richmond, VA Redevelopment & Housing Authority, (Series B-6)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                          3,555,000
     7,000,000   Richmond, VA Redevelopment & Housing Authority, (Series B-9)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                          7,000,000
     5,795,000   Richmond, VA Redevelopment & Housing Authority, Multi-Family
                 Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Newport
                 Manor)/(Columbus Bank and Trust Co., GA LOC)                          5,795,000
       290,000   South Hill, VA IDA, (Series 1997) Weekly VRDNs
                 (International Veneer Co., Inc.)/(Bank One, Indiana, N.A.
                 LOC)                                                                    290,000
     2,500,000   Staunton, VA IDA, (Series 1997) Weekly VRDNs (Diebold,
                 Inc.)/(Bank One, Ohio, N.A. LOC)                                      2,500,000
     2,100,000   Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville
                 Properties Bluefield)/(Huntington National Bank, Columbus,
                 OH LOC)                                                               2,100,000
     1,950,000   Virginia Beach, VA IDA, (Series 1993) Weekly VRDNs (Ocean
                 Ranch Motel Corp.)/(Nationsbank, N.A., Charlotte LOC)                 1,950,000
     7,835,000   Virginia Peninsula Port Authority, Coal Terminal Revenue
                 Refunding Bonds (Series 1987A), 3.00% CP (Dominion Terminal
                 Associates)/(Barclays Bank PLC, London LOC), Mandatory
                 Tender 2/12/1999                                                      7,835,000
     3,150,000   Virginia Peninsula Port Authority, Facility Revenue
                 Refunding Bonds (Series 1992), 3.15% CP (CSX Corp.)/(Bank of
                 Nova Scotia, Toronto LOC), Mandatory Tender 1/19/1999                 3,150,000
     5,000,000   Virginia Peninsula Port Authority, Facility Revenue
                 Refunding Bonds (Series 1992), 3.45% CP (CSX Corp.)/(Bank of
                 Nova Scotia, Toronto LOC), Mandatory Tender 12/18/1998                5,000,000
     9,920,000   Virginia Port Authority, MERLOTs (Series 1997M) Weekly VRDNs
                 (MBIA INS)/(Corestates Bank N.A., Philadelphia, PA LIQ)               9,920,000
     3,000,000   Virginia Resources Authority, Water and Sewer (Series 1997)
                 Weekly VRDNs (Henrico County, VA)/(Crestar Bank of Virginia,
                 Richmond LIQ)                                                         3,000,000
PRINCIPAL
AMOUNT                                                                    VALUE
                 SHORT-TERM MUNICIPALS-continued 1
                 VIRGINIA-CONTINUED
 $   4,700,000   Virginia Small Business Financing Authority Weekly VRDNs
                 (Moses Lake Industries)/(KeyBank, N.A. LOC)                      $    4,700,000
     5,855,000   Virginia State Housing Development Authority, PT-1096 Weekly
                 VRDNs (Merrill Lynch Capital Services, Inc. LIQ)                      5,855,000
     1,507,000   Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial
                 Williamsburg Foundation Museum)/(Nationsbank, N.A.,
                 Charlotte LOC)                                                        1,507,000
     1,575,000   Winchester, VA IDA, (Series 1995) Weekly VRDNs (Midwesco
                 Filter Resources, Inc. Project)/(Harris Trust & Savings
                 Bank, Chicago LOC)                                                    1,575,000
     5,000,000   York County, VA IDA, (Series 1985), 3.70% CP (Virginia
                 Electric Power Co.), Mandatory Tender 11/12/1998                      5,000,000
                 Total                                                               260,269,673
                 PUERTO RICO-3.9%
     5,000,000   Commonwealth of Puerto Rico, (Series 1992A) P-Floats PT-140,
                 3.65% TOBs (FSA INS)/(Commerzbank AG, Frankfurt LIQ),
                 Mandatory Tender 1/14/1999                                            5,000,000
     2,000,000   Puerto Rico Industrial, Medical & Environmental PCA, (1983
                 Series A), 4.00% TOBs (Merck & Co., Inc.), Optional Tender
                 12/1/1998                                                             2,000,319
     3,500,000   Puerto Rico Industrial, Medical & Environmental PCA, (Series
                 1983A), 3.60% TOBs (Reynolds Metals Co.)/(ABN AMRO Bank
                 N.V., Amsterdam LOC), Optional Tender
                 9/1/1999                                                              3,500,000
                 Total                                                                10,500,319
                 Total Investments (at amortized cost) 2                          $  270,769,992



 Securities that are subject to Alternative Minimum Tax represent 59.3% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1998, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)



FIRST TIER    SECOND TIER
100%          0%



2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($271,707,056) at October 31, 1998.

The following acronyms are used throughout this portfolio:



ACES    -Adjustable Convertible Extendable Securities
BANs    -Bond Anticipation Notes
CP      -Commercial Paper
EDA     -Economic Development Authority
FSA     -Financial Security Assurance
IDA     -Industrial Development Authority
IDR     -Industrial Development Revenue
IDRB    -Industrial Development Revenue Bond
INS     -Insured
LIQ     -Liquidity Agreement
LOC     -Letter of Credit
MBIA    -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender
Series
MMMs    -Money Market Municipals
PCA     -Pollution Control Authority
PCR     -Pollution Control Revenue
PLC     -Public Limited Company
PRF     -Prerefunded
SA      -Support Agreement
TOBs    -Tender Option Bonds
VRDNs   -Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements



Statement of Assets and Liabilities

October 31, 1998


ASSETS:
Investments in securities, at amortized cost and value                            $  270,769,992
Income receivable                                                                      1,498,816
Receivable for shares sold                                                             1,168,575
Total assets                                                                         273,437,383
LIABILITIES:
Payable to Bank                                                   $   240,093
Payable for shares redeemed                                         1,289,893
Income distribution payable                                           135,291
Accrued expenses                                                       65,050
Total liabilities                                                                     1,730,327
Net Assets for 271,707,056 shares outstanding                                     $ 271,707,056
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SHARES:
$24,558,505 / 24,558,505 shares outstanding                                                $1.00
INSTITUTIONAL SERVICE SHARES:
$247,148,551 / 247,148,551 shares outstanding                                              $1.00


See Notes which are an integral part of the Financial Statements


Statement of Operations

Year Ended October 31, 1998



INVESTMENT INCOME:
Interest                                                                                     $ 9,563,067
EXPENSES:
Investment advisory fee                                                    $ 1,032,025
Administrative personnel and services fee                                      194,556
Custodian fees                                                                   4,396
Transfer and dividend disbursing agent fees and expenses                       134,387
Directors'/Trustees' fees                                                        2,471
Auditing fees                                                                   12,692
Legal fees                                                                      13,954
Portfolio accounting fees                                                       74,567
Shareholder services fee-Institutional Shares                                   92,949
Shareholder services fee-Institutional Service Shares                          552,066
Share registration costs                                                        45,320
Printing and postage                                                            16,374
Insurance premiums                                                              16,421
Miscellaneous                                                                   13,216
Total expenses                                                               2,205,394
WAIVERS:
Waiver of investment advisory fee                         $ (284,795)
Waiver of shareholder services fee-Institutional Shares      (92,949)
Waiver of shareholder services fee-Institutional Service
Shares                                                      (220,827)
Total waivers                                                                 (598,571)
Net expenses                                                                                   1,606,823
Net investment income                                                                        $ 7,956,244



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31                                              1998                   1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                            $      7,956,244       $      6,903,033
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                   (1,199,300)              (732,930)
Institutional Service Shares                                           (6,756,944)            (6,170,103)
Change in net assets resulting from distributions
to shareholders                                                        (7,956,244)            (6,903,033)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        1,342,458,938          1,311,030,791
Net asset value of shares issued to shareholders in payment
of distributions declared                                               5,993,310              4,912,775
Cost of shares redeemed                                            (1,299,965,431)        (1,296,599,777)
Change in net assets resulting from share transactions                 48,486,817             19,343,789
Change in net assets                                                   48,486,817             19,343,789
NET ASSETS:
Beginning of period                                                   223,220,239            203,876,450
End of period                                                    $    271,707,056       $    223,220,239



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 1998

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:




YEAR ENDED OCTOBER 31                                        1998                1997
INSTITUTIONAL SERVICE SHARES:
Shares sold                                                    1,201,769,345       1,235,879,404
Shares issued to shareholders in payment of distributions
declared                                                           5,700,471           4,899,255
Shares redeemed                                              (1,159,159,294)     (1,219,515,147)
Net change resulting from Institutional Service
Share transactions                                                48,310,522          21,263,512

YEAR ENDED OCTOBER 31                                        1998                1997
INSTITUTIONAL SHARES:
Shares sold                                                      140,689,593          75,151,387
Shares issued to shareholders in payment of distributions
declared                                                             292,839              13,520
Shares redeemed                                                 (140,806,137)        (77,084,630)
Net change resulting from Institutional Share transactions           176,295          (1,919,723)
Net change resulting from share transactions                      48,486,817          19,343,789



At October 31, 1998, capital paid-in aggregated $271,707,056.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $441,610,000 and $448,245,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 71.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 17.4% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF VIRGINIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Virginia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Virginia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

Boston, Massachusetts

December 23, 1998

[Graphic]

PROSPECTUS

Virginia Municipal Cash Trust

A Portfolio of Federated Municipal Trust

INSTITUTIONAL SERVICE SHARES

December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



 [Graphic]
Virginia Municipal Cash Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5911

Cusip 314229824

3080501A-SS (12/98)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION

VIRGINIA MUNICIPAL CASH TRUST

A Portfolio of Federated Municipal Trust


INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Virginia Municipal Cash Trust dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.



                        CONTENTS
                        How is the Fund Organized?
                        Securities in Which the Fund Invests

                        How is the Fund Sold?
                        Subaccounting Services

                        Redemption in Kind

                        Massachusetts Partnership Law

                        Account and Share Information
                        Tax Information
                        Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                        Who is Federated Investors, Inc.?
                        Investment Ratings
                        Addresses


STATEMENT DATED DECEMBER 31, 1998



[Federated Investors Logo]
Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

Cusip 314229816
Cusip 314229824

3080501B (12/98)


HOW IS THE FUND ORGANIZED?


The Fund is a diversified portfolio of Federated Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on September 1, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to all of the classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS




SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following tax-exempt securities for any purpose that is consistent with its investment objective.

General Obligation Bonds


General obligation bonds are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law.


Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues. Therefore, any shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds


Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.


Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but the Fund may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.


Credit Enhancement


Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.




Investment Ratings

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

Tax Risk

In order for the interest income from the securities to be exempt from federal regular income tax ("tax-exempt"), tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

FUNDAMENTAL INVESTMENT POLICIES

The Fund invests in tax-exempt securities so that at least 80% of the Fund's annual interest income is exempt from federal regular and Virginia state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Virginia state income tax. This policy is fundamental and cannot be changed without shareholder approval.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. Lending Cash or Securities The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Virginia tax-exempt securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations and its Declaration of Trust.

Investing in Commodities

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Concentration of Investments

The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items (the Fund considers cash items to be instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, and repurchase agreements providing for settlement in more than seven days after notice.

Investing for Control

The Fund will not invest in securities of a company for the purpose of exercising control or management. Investing in Options The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year. Regulatory Compliance The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its ability to participate in volume transactions will be to the benefit of the Fund.

DETERMINING MARKET VALUE OF SECURITIES

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professionals about the services provided, the fees charged for those services, and any restrictions and limitations imposed.




REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares:
EAMCO, Riggs Bank N.A., Washington, DC, owned approximately 5,985,835 shares (22.08%); Comfort & Co., Old Point National Bank, Newport News, Virginia, owned approximately 5,932,986 shares (21.88%); VATCO, The Trust Company of Virginia, Richmond, Virginia, owned approximately 5,474,564 shares (20.19%); FUBS & CO FBO, Charlotte, North Carolina, owned approximately 1,473,771 shares (5.44%); and Chesnat, Kilmarnock, Virginia, owned approximately 1,365,505 shares (5.04%),

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Service
Shares: Scott & Stringfellow, Inc., Richmond, Virginia, owned approximately 86,313,069 shares (33.50%) and First Union Capital Markets Corp., Charlotte, North Carolina, owned approximately 16,303,157 shares (6.33%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX


The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive the special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


STATE TAXES

Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest or gain from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest or gain from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 17 Funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of December 8, 1998 the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name                                                                                                             Total
Birthdate                                                                                   Aggregate            Compensation
Address                          Principal Occupations                                      Compensation         From Trust and
Position With Trust              for Past 5 Years                                           From Trust           Fund Complex
------------------------------   --------------------------------------------------------   ----------------     -------------------
John F. Donahue##*               Chief Executive Officer and Director or Trustee of                       $0     $0 for the Trust
Birthdate: July 28, 1924         the Federated Fund Complex. Chairman and Director,                              and 56 other
Federated Investors Tower        Federated Investors, Inc.; Chairman and Trustee,                                investment
1001 Liberty Avenue              Federated Advisers, Federated Management, and                                   companies in the
Pittsburgh, PA                   Federated Research; Chairman and Director, Federated                            Fund Complex
CHAIRMAN and TRUSTEE             Research Corp., and Federated Global Research Corp.;
                                 Chairman, Passport Research, Ltd.

Thomas G. Bigley                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: February 3, 1934      Director, Member of Executive Committee, Children's                             Trust and
15 Old Timber Trail              Hospital of Pittsburgh; formerly: Senior Partner,                               56 other
Pittsburgh, PA                   Ernst & Young LLP; Director, MED 3000 Group, Inc.;                              investment
TRUSTEE                          Director, Member of Executive Committee, University                             companies in the
                                 of Pittsburgh.                                                                  Fund Complex

John T. Conroy, Jr.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: June 23, 1937         President, Investment Properties Corporation; Senior                            Trust and
Wood/IPC Commercial Dept.        Vice President, John R. Wood and Associates, Inc.,                              56 other
John R. Wood and                 Realtors; Partner or Trustee in private real estate                             investment
Associates, Inc. Realtors        ventures in Southwest Florida; formerly: President,                             companies in the
3255 Tamiami Trail North         Naples Property Management, Inc. and Northgate                                  Fund Complex
Naples, FL                       Village Development Corporation.
TRUSTEE

William J. Copeland              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: July 4, 1918          Director and Member of the Executive Committee,                                 Trust and
One PNC Plaza-23rd Floor         Michael Baker, Inc.; formerly: Vice Chairman and                                56 other
Pittsburgh, PA                   Director, PNC Bank, N.A., and PNC Bank Corp.;                                   investment
TRUSTEE                          Director, Ryan Homes, Inc.                                                      companies in the
                                                                                                                 Fund Complex
                                 Retired: Director, United Refinery; Director, Forbes
                                 Fund; Chairman, Pittsburgh Foundation; Chairman,
                                 Pittsburgh Civic Light Opera.

James E. Dowd, Esq.              Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Birthdate: May 18, 1922          Attorney-at-law; Director, The Emerging Germany Fund,                           Trust and
571 Hayward Mill Road            Inc.                                                                            56 other
Concord, MA                                                                                                      investment
TRUSTEE                          Retired: President, Boston Stock Exchange, Inc.;                                companies in the
                                 Regional Administrator, United States Securities and                            Fund Complex
                                 Exchange Commission.

Lawrence D. Ellis, M.D.*         Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: October 11, 1932      Professor of Medicine, University of Pittsburgh;                                Trust and
3471 Fifth Avenue                Medical Director, University of Pittsburgh Medical                              56 other
Suite 1111                       Center - Downtown; Hematologist, Oncologist, and                                investment
Pittsburgh, PA                   Internist, Presbyterian and Montefiore Hospitals;                               companies in the
TRUSTEE                          Member, National Board of Trustees, Leukemia Society                            Fund Complex
                                 of America.

Edward L. Flaherty, Jr.,         Director or Trustee of the Federated Fund Complex;                $4,484.62     $122,362 for the
Esq. #                           Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                           Trust and
Birthdate: June 18, 1924         Director, Eat'N Park Restaurants, Inc.; formerly:                               56 other
Miller, Ament, Henny &           Counsel, Horizon Financial, F.A., Western Region;                               investment
Kochuba                          Partner, Meyer and Flaherty.                                                    companies in the
205 Ross Street                                                                                                  Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                  Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: March 16, 1942        formerly: Representative, Commonwealth of                                       Trust and
One Royal Palm Way               Massachusetts General Court; President, State Street                            56 other
100 Royal Palm Way               Bank and Trust Company and State Street Corporation.                            investment
Palm Beach, FL                                                                                                   companies in the
TRUSTEE                          Retired: Director, VISA USA and VISA International;                             Fund Complex
                                 Chairman and Director, Massachusetts Bankers
                                 Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,       Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
S.J.D.                           President, Law Professor, Duquesne University;                                  Trust and
Birthdate: December 20, 1932     Consulting Partner, Mollica & Murray.                                           56 other
President, Duquesne                                                                                              investment
University                       Retired: Dean and Professor of Law, University of                               companies in the
Pittsburgh, PA                   Pittsburgh School of Law; Dean and Professor of Law,                            Fund Complex
TRUSTEE                          Villanova University School of Law.

Wesley W. Posvar                 Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: September 14,         President, World Society of Ekistics, Athens;                                   Trust and
1925                             Professor, International Politics; Management                                   56 other
1202 Cathedral of Learning       Consultant; Trustee, Carnegie Endowment for                                     investment
University of Pittsburgh         International Peace, RAND Corporation, Online                                   companies in the
Pittsburgh, PA                   Computer Library Center, Inc., National Defense                                 Fund Complex
TRUSTEE                          University and U.S. Space Foundation; President
                                 Emeritus, University of Pittsburgh; Founding
                                 Chairman, National Advisory Council for Environmental
                                 Policy and Technology, Federal Emergency Management
                                 Advisory Board and Czech Management Center, Prague.
                                 Retired: Professor, United States Military Academy;
                                 Professor, United States Air Force Academy.

Marjorie P. Smuts                Director or Trustee of the Federated Fund Complex;                $4,076.31     $111,222 for the
Birthdate: June 21, 1935         Public Relations/Marketing/Conference Planning.                                 Trust and
4905 Bayard Street                                                                                               56 other
Pittsburgh, PA                   Retired: National Spokesperson, Aluminum Company of                             investment
TRUSTEE                          America; business owner.                                                        companies in the
                                                                                                                 Fund Complex

Glen R. Johnson*                 Trustee, Federated Investors, Inc.; staff member,                        $0     $0 for the Trust
Birthdate: May 2, 1929           Federated Securities Corp.                                                      and 8 other
Federated Investors Tower                                                                                        investment
1001 Liberty Avenue                                                                                              companies in the
Pittsburgh, PA                                                                                                   Fund Complex
PRESIDENT and TRUSTEE

J. Christopher Donahue##*        President or Executive Vice President of the                             $0     $0 for the Trust
Birthdate: April 11, 1949        Federated Fund Complex; Director or Trustee of some                             and 18 other
Federated Investors Tower        of the Funds in the Federated Fund Complex; President                           investment
1001 Liberty Avenue              and Director, Federated Investors, Inc.; President                              companies in the
Pittsburgh, PA                   and Trustee, Federated Advisers, Federated                                      Fund Complex
EXECUTIVE VICE PRESIDENT         Management, and Federated Research; President and
                                 Director, Federated Research Corp. and Federated
                                 Global Research Corp.; President, Passport Research,
                                 Ltd.; Trustee, Federated Shareholder Services
                                 Company; Director, Federated Services Company.

Edward C. Gonzales*              Trustee or Director of some of the Funds in the                          $0     $0 for the Trust
Birthdate: October 22, 1930      Federated Fund Complex; President, Executive Vice                               and 1 other
Federated Investors Tower        President and Treasurer of some of the Funds in the                             investment
1001 Liberty Avenue              Federated Fund Complex; Vice Chairman, Federated                                companies in the
Pittsburgh, PA                   Investors, Inc.; Vice President, Federated Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT         Federated Management, Federated Research, Federated
                                 Research Corp., Federated Global Research Corp. and
                                 Passport Research, Ltd.; Executive Vice President and
                                 Director, Federated Securities Corp.; Trustee,
                                 Federated Shareholder Services Company.

John W. McGonigle                Executive Vice President and Secretary of the                            $0     $0 for the Trust
Birthdate: October 26, 1938      Federated Fund Complex; Executive Vice President,                               and 56 other
Federated Investors Tower        Secretary, and Director, Federated Investors, Inc.;                             investment
1001 Liberty Avenue              Trustee, Federated Advisers, Federated Management,                              companies in the
Pittsburgh, PA                   and Federated Research; Director, Federated Research                            Fund Complex
EXECUTIVE VICE PRESIDENT         Corp. and Federated Global Research Corp.; Director,
and SECRETARY                    Federated Services Company; Director, Federated
                                 Securities Corp.

Richard J. Thomas                Treasurer of the Federated Fund Complex; Vice                            $0     $0 for the Trust
Birthdate: June 17, 1954         President - Funds Financial Services Division,                                  and 56 other
Federated Investors Tower        Federated Investors, Inc.; Formerly: various                                    investment
1001 Liberty Avenue              management positions within Funds Financial Services                            companies in the
Pittsburgh, PA                   Division of Federated Investors, Inc.                                           Fund Complex
TREASURER

Richard B. Fisher*               President or Vice President of some of the Funds in                      $0     $0 for the Trust
Birthdate: May 17, 1923          the Federated Fund Complex; Director or Trustee of                              and 6 other
Federated Investors Tower        some of the Funds in the Federated Fund Complex;                                investment
1001 Liberty Avenue              Executive Vice President, Federated Investors, Inc.;                            companies in the
Pittsburgh, PA                   Chairman and Director, Federated Securities Corp.                               Fund Complex
VICE PRESIDENT

William D. Dawson, III           Chief Investment Officer of this Fund and various                        $0     $0 for the Trust
Birthdate: March 3, 1949         other Funds in the Federated Fund Complex; Executive                            and 41 other
Federated Investors Tower        Vice President, Federated Investment Counseling,                                investment
1001 Liberty Avenue              Federated Global Research Corp., Federated Advisers,                            companies in the
Pittsburgh, PA                   Federated Management, Federated Research, and                                   Fund Complex
CHIEF INVESTMENT OFFICER         Passport Research, Ltd.; Registered Representative,
                                 Federated Securities Corp.; Portfolio Manager,
                                 Federated Administrative Services; Vice President,
                                 Federated Investors, Inc.; Formerly: Executive Vice
                                 President and Senior Vice President, Federated
                                 Investment Counseling Institutional Portfolio
                                 Management Services Division; Senior Vice President,
                                 Federated Research Corp., Federated Advisers,
                                 Federated Management, Federated Research, and
                                 Passport Research, Ltd.

Mary Jo Ochson                   Senior Portfolio Manager and Vice President of eight                     $0     $0 for the
Birthdate:  September 12,        investment companies in the Federated Fund Complex;                             Trust and
1953                             Senior Vice President, Federated Investment                                     7 other investment
Federated Investors Tower        Counseling, Federated Advisers, Federated Global                                companies in the
1001 Liberty Avenue              Research Corp., Federated Management, Federated                                 Fund Complex
Pittsburgh, PA                   Research, Federated Research Corp. and Passport
SENIOR PORTFOLIO                 Research, Ltd.; Formerly: Vice President, Federated
MANAGER/VICE PRESIDENT           Advisers, Federated Management, Federated Research,
                                 Federated Research Corp. , Passport Research, Ltd.
                                 and Federated Global Research Corp.

Jeff A. Kozemchak                Senior Portfolio Manager and Vice President of four                      $0     $0 for the
Birthdate:  January 15, 1960     investment companies in the Federated Fund Complex;                             Trust and
Federated Investors Tower        Vice President, Federated Investment Counseling,                                3 other investment
1001 Liberty Avenue              Federated Advisers, Federated Global Research Corp.,                            companies in the
Pittsburgh, PA                   Federated Management, Federated Research, Federated                             Fund Complex
SENIOR PORTFOLIO                 Research Corp. and Passport Research, Ltd.;
MANAGER/VICE PRESIDENT           Formerly:  Assistant Vice President and Investment
                                 Analyst, Federated Research Corp. and Passport
                                 Research, Ltd. ; Assistant Vice President, Federated
                                 Advisers, Federated Management and Federated Research.


## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



Maximum                 Average Aggregate Daily
Administrative Fee      Net Assets of the Federated Funds
-------------------------------------------------------------
0.150 of 1%             on the first $250 million
0.125 of 1%             on the next $250 million
0.100 of 1%             on the next $250 million
0.075 of 1%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.



FEES PAID BY THE FUND FOR SERVICES
For the Year Ended
October 31,                            1998        1997        1996
-------------------------------------------------------------------
Advisory Fee Earned              $1,032,025    $881,787    $657,332
-------------------------------------------------------------------
Advisory Fee Reduction             $284,795    $246,296    $243,090
-------------------------------------------------------------------
Brokerage Commissions                    $0          $0          $0
-------------------------------------------------------------------
Administrative Fee                 $194,556    $166,299    $155,000
-------------------------------------------------------------------
Shareholder Services Fee
-------------------------------------------------------------------
  Institutional Shares                   $0         ---         ---
-------------------------------------------------------------------
  Institutional Service Shares     $331,239         ---         ---
-------------------------------------------------------------------

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?


The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and since inception periods ended October 31, 1998.


Yield, Effective Yield and Tax-Equivalent Yield given for the Seven-day period ended October 31, 1998.




Share Class                 Seven-Day Period      1 Year                  5 Years       Since Inception on September 16, 1993
Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Total Return                --                    3.26%                   3.19%                  3.18%
Yield                       2.91%                 --                      --                     --
Effective Yield             2.95%                 --                      --                     --
Tax-Equivalent Yield        5.40%                 --                      --                     --
------------------------------------------------------------------------------------------------------------------------------------



Share Class                     Seven-Day Period      1 Year                  5 Years       Since Inception on September 16, 1993
Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Total Return                    --                    3.11%                   3.06%                  3.05%
Yield                           2.76%                 --                      --                     --
Effective Yield                 2.79%                 --                      --                     --
Tax-Equivalent Yield            5.11%                 --                      --                     --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



                                                 TAXABLE YIELD EQUIVALENT FOR 1998
                                                         STATE OF VIRGINIA
-----------------------------------------------------------------------------------------------------------------------------------
                                             COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                            20.75%        33.75%             36.75%               41.75%              45.35%

-----------------------------------------------------------------------------------------------------------------------------------

        JOINT                   $1-      $42,351-           $102,301-            $155,951-             OVER
        RETURN              42,350        102,300            155,950              278,450            $278,450

        SINGLE                  $1-      $25,351-           $61,401-             $128,101-             OVER
        RETURN              25,350        61,400             128,100              278,450            $278,450

-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
Yield                                       Taxable Yield Equivalent

-----------------------------------------------------------------------------------------------------------------------------------
           1.50%            1.89%          2.26%             2.37%               2.58%               2.74%
           2.00%            2.52%          3.02%             3.16%               3.43%               3.66%
           2.50%            3.15%          3.77%             3.95%               4.29%               4.57%
           3.00%            3.79%          4.53%             4.74%               5.15%               5.49%
           3.50%            4.42%          5.28%             5.53%               6.01%               6.40%
           4.00%            5.05%          6.04%             6.32%               6.87%               7.32%
           4.50%            5.68%          6.79%             7.11%               7.73%               8.23%
           5.00%            6.31%          7.55%             7.91%               8.58%               9.15%
           5.50%            6.94%          8.30%             8.70%               9.44%              10.06%
           6.00%            7.57%          9.06%             9.49%              10.30%              10.98%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


   . Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


   . IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

   . Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.


Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of tax-exempt securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government Funds

In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW


Institutional Clients

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers And Bank Broker/Dealer Subsidiaries


Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS


APPENDIX


STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


ADDRESSES

VIRGINIA MUNICIPAL CASH TRUST

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants

Arthur Andersen LLP

225 Franklin Street
Boston, MA 02110-2812




APPENDIX A

A1.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash Series Shares of Minnesota Municipal Cash Trust as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 5.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Cash Series Shares' start of business through the calendar year ended December 31, 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Cash Series Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997, the total return percentages were 2.24%, 2.51%, 1.98%, 2.37%, 3.45%, 2.88%, and 3.01%, respectively.

A2.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Minnesota Municipal Cash Trust as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 5.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended December 31, 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1997, the total return percentages were 4.57%, 2.92%, 2.39%, 2.78%, 3.87%, 3.40%, and 3.53%, respectively.

A3.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Michigan Municipal Cash Trust as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended December 31, 1997. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually represents by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for the calendar year 1997, stated directly at the top of the vertical bar, was 3.47%.

A4.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Michigan Municipal Cash Trust as of the calendar year-end for two years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended December 31, 1997. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 and 1997, the total return percentages were 3.18% and 3.31%, respectively.

A5.

The graphic presentation displayed here consists of a bar chart representing the annual total return of Institutional Shares of Tennessee Municipal Cash Trust as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended December 31, 1997. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually represents by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for the calendar year 1997, stated directly at the top of the bar, was 3.50%.

A6.

The graphic presentation displayed here consists of a bar chart representing the annual total return of Institutional Service Shares of Tennessee Municipal Cash Trust as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended December 31, 1997. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually represents by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for the calendar year 1997, stated directly at the top of each respective bar, was 3.24%.

A7.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Boston 1784 Funds Shares as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 5.00% up to 10.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's Boston 1784 Funds Shares start of business through the calendar year ended December 31, 1997. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Boston 1784 Funds Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1997, the total return percentages were: 2.26%, 3.36%, 2.98%, and 3.11%, respectively.


A8.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 1.00% up to 5.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's Institutional Service Shares start of business through the calendar year ended December 31, 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997, the total return percentages were: 4.32%, 2.60%, 1.92%, 2.34%, 3.40%, 3.00% and 3.13%, respectively.


                                   APPENDIX B

                            FEDERATED MUNICIPAL TRUST




B1 The graphic presentation displayed here consists of a bar chart representing the annual total returns of Alabama Municipal Cash Trust as of the calendar year-ended 1994, 1995, 1996, and 1997. The `y' axis reflects the "% Total Return" beginning with 0% and increasing in increments of 1% up to 4%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1997. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year, stated directly at the top of each respective bar, for the calendar years 1994 through 1997, are 2.71%, 3.67%, 3.16%, and 3.30%, respectively.

B2 The graphic presentation displayed here consists of a bar chart representing the annual total returns of Georgia Municipal Cash Trust as of the calendar year-ended 1996 and 1997. The `y' axis reflects the "% Total Return" beginning with 0% and increasing in increments of 1% up to 4%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1997. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year, stated directly at its base. The calculated total return percentage for the Fund for each calendar year stated directly at the top of each respective bar, for the calendar years 1996 through 1997, are 3.27%, and 3.42%, respectively.

B3 The graphic presentation displayed here consists of a bar chart representing the annual total returns of Maryland Municipal Cash Trust as of the calendar year-ended 1995, 1996 and 1997. The `y' axis reflects the "% Total Return" beginning with 0% and increasing in increments of 1% up to 4%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1997. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year, stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1997, are 3.38%, 3.05%, and 3.13%, respectively.

B4 The graphic presentation displayed here consists of a bar chart representing the annual total returns of North Carolina Municipal Cash Trust as of the calendar year ended 1994, 1995, 1996, and 1997. The `y' axis reflects the "% Total Return" beginning with 0% and increasing in increments of 1% up to 4%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1997. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year, stated directly at its base. The calculated total return percentage for the Fund for each calendar year, stated directly at the top of each respective bar, for the calendar years 1994 through 1997, are 2.63%, 3.55%, 3.16%, and 3.27%, respectively.

B5 The graphic presentation displayed here consists of a bar chart representing the annual total return of Institutional Shares of New Jersey Municipal Cash Trust as of the calendar year-end for each of seven years from 1991 through 1997. The `y' axis reflects the "% Total Return" beginning with 0% and increasing in increments of 1% up to 5%. The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year, stated directly at the top of each respective bar, for the calendar years 1991 through 1997, are 4.20%, 2.71%, 2.16%, 2.46%, 3.51%, 3.10%, and 3.23%, respectively.

B6 The graphic presentation displayed here consists of a bar chart representing the annual total return of Institutional Service Shares of New Jersey Municipal Cash Trust as of the calendar year-end for each of seven years from 1991 through 1997. The `y' axis reflects the "% Total Return" beginning with 0% and increasing in increments of 1% up to 5%. The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year, stated directly at the top of each respective bar, for the calendar years 1991 through 1997, are 4.13%, 2.60%, 2.05%, 2.36%, 3.40%, 2.99%, and 3.12%, respectively.






Appendix C

C1.

The graphic presentation displayed here consists of a bar chart representing the annual total return of Institutional Shares of California Municipal Cash Trust as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares start of business through the calendar year ended 1997. The chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for the calendar year is stated directly at the top of the respective bar, for the calendar year 1997 was 3.47%.


C2.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of California Municipal Cash Trust as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares start of business through the calendar year ended 1997. The chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1997 are 5.31%, 3.92%, 2.47%, 1.94%, 2.35%, 3.41%, 3.17%, and 3.21%,
respectively.


C3.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Connecticut Municipal Cash Trust as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares start of business through the calendar year ended 1997. The chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1997 are 5.41%, 3.89%, 2.45%, 1.91%, 2.33%, 3.34%, 2.94%, and 3.05%
respectively.


C4.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash II Shares of Florida Municipal Cash Trust as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 3.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Cash II Shares start of business through the calendar year ended 1997. The chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Cash II Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1997 are 2.95% and 2.97%, respectively.


C5.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Florida Municipal Cash Trust as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares start of business through the calendar year ended 1997. The chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1997 are 3.59%, 3.13%, and 3.23%, respectively.


C6.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash II Shares of New York Municipal Cash Trust as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Cash II Shares start of business through the calendar year ended 1997. The chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Cash II Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1997 are 2.59%, 1.93%, 2.38%, 3.41%, 2.98%, and 3.12%, respectively.


C7.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of New York Municipal Cash Trust as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares start of business through the calendar year ended 1997. The chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1988 through 1997 are 4.76%, 5.76%, 5.52%, 4.30%, 2.75%, 2.10%, 2.57%, 3.59%, 3.17%, and
3.30%, respectively.


C8.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash II Shares of Ohio Municipal Cash Trust as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Cash II Shares start of business through the calendar year ended 1997. The chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Cash II Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1997 are 2.64%, 1.97%, 2.30%, 3.35%, 2.88%, and 3.02%, respectively.


C9.

The graphic presentation displayed here consists of a bar chart representing the annual total return of Institutional Shares of Ohio Municipal Cash Trust as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares start of business through the calendar year ended 1997. The chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for the calendar year is stated directly at the top of the respective bar, for the calendar year 1997 was 3.53%.


C10.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Ohio Municipal Cash Trust as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares start of business through the calendar year ended 1997. The chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1997 are 2.95%, 2.27%, 2.61%, 3.66%, 3.19%, and 3.33 respectively.

C11.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Cash Series Shares of Pennsylvania Municipal Cash Trust as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of1.00% up to 5.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Cash Series Shares start of business through the calendar year ended 1997. The chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Cash Series Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997 are 4.16%, 2.40%, 1.76%, 2.04%, 3.06%, 2.68%, and 2.81%, respectively.


C12.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Pennsylvania Municipal Cash Trust as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares start of business through the calendar year ended 1997. The chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1997 are 3.30% and 3.42%, respectively.


C13.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Pennsylvania Municipal Cash Trust as of the calendar year-end for each of eight years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares start of business through the calendar year ended 1997. The chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1997 are 5.68%, 4.36%, 2.81%, 2.16%, 2.45%, 3.48%, 3.09%, and 3.22%
respectively.


C14.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Virginia Municipal Cash Trust as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.80% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares start of business through the calendar year ended 1997. The chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1997 are 2.73%, 3.59%, 3.17%, and 3.36% respectively.


C15.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Virginia Municipal Cash Trust as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.80% up to 4.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares start of business through the calendar year ended 1997. The chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1997 are 2.60%, 3.49%, 3.07%, and 3.21% respectively.


PART C.             OTHER INFORMATION.
Item 23. Exhibits:

(a)  Conformed copy of Declaration of Trust of the Registrant
        (i)       Conformed copies of amendments to the Declaration of Trust:
                  Amendment No. 1 does not exist;(31)
                  Amendment No. 2 dated March 16, 1990; (31)
                  Amendment No. 3 dated August 1, 1990; (31)
                  Amendment No. 4 dated September 1, 1989; (7)
                           Amendment No. 5 dated December 12, 1990; (31)
                  Amendment No. 6 dated March 21, 1991; (31)
                  Amendment No. 7 dated August 26, 1991; (31)
                           Amendment No. 8 dated February 13, 1992; (31)
                  Amendment No. 9 dated November 9, 1992; (31)
                           Amendment No. 10 dated November 18, 1992; (12)
                  Amendment No. 11 dated May 24, 1993; (31)
                  Amendment No. 12 dated Nov. 22, 1993; (17)
                  Amendment No. 13 dated February 24, 1994; (17)
                  Amendment No. 14 dated August 25, 1994; (20)
                  Amendment No. 15 dated August 25, 1994; (31)
                  Amendment No. 16 dated May 18, 1995; (31)
                  Amendment No. 17 dated November 14, 1995; (28)
                  Amendment No. 18 dated February 29, 1996; (31)
                  Amendment No. 19 dated November 25, 1996; (34)
                  Amendment No. 20 dated April 7, 1997; (34)
                  Amendment No. 21 dated February 23, 1998; (34)
(b)  Copy of By-Laws of the Registrant; (7)
      (i)       Copy of Amendment No. 1 to By-Laws dated November 18, 1997; (35)
      (ii)      Copy of Amendment No. 2 to By-Laws dated February 23, 1998; (35)
      (iii)     Copy of Amendment No. 3 to By-Laws dated February 27, 1998; (35)
        (iv)      Copy of Amendment No. 4 to By-Laws dated May 12, 1998; (35)

-----------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on December 23, 1992 (File Nos. 33-31259 and 811-5911).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31259 and 811-5911).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31259 and 811-5911).

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed on December 22, 1995 (Filed Nos. 33-31259 and 811-5911).

31.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911).

34. Response is incorporated by reference to Registrant's Pre- Effective Amendment No. 46 on Form N-1A filed on March 16, 1998 (File Nos. 33-31259 and 811-5911).

35.  Response is  incorporated by reference to Registrant's
     Post- Effective Amendment No. 47 on Form N-1A filed on October 28, 1998 (File Nos. 33-31259 and 811-5911).

(c)     (i)       Copy of Specimen Certificates for Shares of Beneficial
                  Interest of Alabama Municipal Cash Trust, Minnesota Municipal
                  Cash Trust (Cash Series Shares and Institutional Shares),
                  Pennsylvania Municipal Cash Trust (Cash Series Shares and
                  Institutional Service Shares), Virginia Municipal Cash Trust
                  (Institutional Service Shares and Institutional Shares),
                  North Carolina Municipal Cash Trust, Ohio Municipal Cash
                  Trust (Cash II Shares and Institutional Shares), Massachusetts
                  Municipal Cash Trust (Institutional Service Shares and
                  BayFunds Shares), and New Jersey Municipal Cash Trust
                  (Institutional Shares and Institutional Service Shares); (16)
      (ii)      Copy of Specimen Certificate for Maryland Municipal Cash
                Trust; (17)
      (iii)     Copy of Specimen Certificate for Florida Municipal Cash
                Trust; (20)
      (iv)      Copy of Specimen Certificate for Michigan Municipal Cash
                Trust; (24)
      (v)       Copy of Specimen Certificate for Pennsylvania Municipal
                Cash Trust
                (Institutional Shares); (25)
      (vi)      Copy of Specimen Certificate for Georgia Municipal
                Cash Trust; (26)
      (vii)     Copy of Specimen Certificates for Tennessee Municipal
                Cash Trust (Institutional Shares and Institutional
                Service Shares); (30)
      (viii) Copy of Specimen Certificates for Pennsylvania Municipal Cash Trust and Connecticut Municipal Cash Trust; (2)
      (ix) Copy of Specimen Certificate for Ohio Municipal Cash Trust (Institutional Service Shares); (9)


----------------

2.   Response  is  incorporated   by  reference  to  Registrants   Pre-Effective
     Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).

9.   Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 10 on Form N-1A filed on January 24, 1991 (File Nos. 33-31259 and 811-5911).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31259 and 811-5911).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911).

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed on April 13, 1995 (File Nos. 33-31251 and 811-5911).

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on May 19, 1995 (File Nos. 33-31251 and 811-5911).

26.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 36 on Form N-1A filed on May 31, 1995 (File Nos. 33-31259 and 811-5911).

30.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 42 on Form N-1A filed on February 29, 1996 (File Nos. 33-31251 and 811-5911).

        (x) Copy of Speciman Certificates for California Municipal Cash Trust (Institutional Shares and Institutional Service Shares), Michigan Municipal Cash Trust (Institutional Shares and Institutional Service Shares), and Ohio Municipal Cash Trust (Institutional Shares and Institutional Service Shares); (33)
        (xi) Copy of Specimen Certificate for Arizona Municipal Cash Trust (Institutional Service Shares); (34)
(d)     Conformed copy of Investment Advisory Contract of the Registrant; (7)
        (i)       Conformed copies of exhibits to Investment Advisory Contract:
                  Exhibit G for Virginia Municipal Cash Trust; (18)
                  Exhibit H for Alabama Municipal Cash Trust; (19)
                  Exhibit I for North Carolina Municipal Cash Trust; (19) Exhibit J for Maryland Municipal Cash Trust; (19)
                  Exhibit K for New York Municipal Cash Trust; (22)
                  Exhibit L for California Municipal Cash Trust; (22)
                  Exhibit M for Florida Municipal Cash Trust; (31)
                  Exhibit N for Georgia Municipal Cash Trust; (27)
                  Exhibit O for Michigan Municipal Cash Trust; (27)
                  Exhibit P for Tennessee Municipal Cash Trust;(31)
                  Exhibit Q for Arizona Municipal Cash Trust; (34)
(e) Conformed copy of Distributor's Contract of the registrant;(7)
        (i)       Conformed copies of exhibits to the Distributor's Contract:
                  Exhibit A for Massachusetts Municipal Cash Trust
                    (Institutional Service Shares); (9)
                  Exhibit B for Pennsylvania Municipal Cash Trust
                    (Institutional Service Shares); (9)
                  Exhibit C for Connecticut Municipal Cash Trust
                    (Institutional Service Shares); (9)
                  Exhibit D for Minnesota Municipal Cash Trust
          (Institutional Shares); (9)
                  Exhibit E for New Jersey Municipal Cash Trust
                    (Institutional Shares); (31)
--------------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).

9.   Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 10 on Form N-1A filed on January 24, 1991 (File Nos. 33-31259 and 811-5911).

18.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).

19.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 43 on Form N-1A filed November 29, 1996 (File Nos. 33-31259 and 811-5911).

33.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 45 on Form N-1A filed on December 19, 1997 (File Nos. 33-31259 and 811-5911).

34.  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 46 on Form N-1A filed March 16, 1998 (File Nos. 33-31259 and 811-5911).

                  Exhibit F for New Jersey Municipal Cash Trust
                    (Institutional Service Shares; (31)
                  Exhibit G for Pennsylvania Municipal Cash Trust
                    (Cash Series Shares); (31)
                  Exhibit H does not exist;
                  Exhibit I for Minnesota Municipal Cash Trust
                    (Cash Series Shares); (31)
                  Exhibit J does not exist;
                  Exhibit K for Ohio Municipal Cash Trust
                    (Institutional Service Shares); (31)
                  Exhibit L for Ohio Municipal Cash Trust (Cash II Shares); (31) Exhibit M; (22)
                  Exhibit N for Virginia Municipal Cash Trust; (19)
                  Exhibit O for Alabama Municipal Cash Trust; (19)
                  Exhibit P for North Carolina Municipal Cash Trust; (19) Exhibit Q for Maryland Municipal Cash Trust; (19)
                  Exhibit R for New York Municipal Cash Trust
                    (Cash II Shares); (21)
                  Exhibit S for New York Municipal Cash Trust
                    (Institutional Service Shares); (21)
                  Exhibit T for California Municipal Cash Trust; (21)
                  Exhibit U for Florida Municipal Cash Trust; (22)
                  Exhibit W for Michigan Municipal Cash Trust; (27)
                  Exhibit X for Pennsylvania Municipal Cash Trust
                    (Institutional Shares); (27)
                  Exhibit Y for Florida Municipal Cash Trust
                    (Cash II Shares); (29)
                  Exhibit Z for California Municipal Cash Trust
                    (Institutional Shares); (31)
                  Exhibit AA for Michigan Municipal Cash Trust
                    (Institutional Shares);  (31)
                  Exhibit BB for Ohio Municipal Cash Trust
                    (Institutional Shares); (31)
                  Exhibit CC for Tennessee Municipal Cash Trust
                    (Institutional Shares); (31)
-------------------------------

19. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 28 on Form N-1A filed on June 28, 1994(File Nos. 33-31259 and 811-5911).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).

29 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 43 on Form N-1A filed November 29, 1996 (File Nos. 33-31259 and 811-5911).

                  Exhibit DD for Tennessee Municipal Cash Trust
                    (Institutional Service Shares); (31)
                  Exhibit EE for Arizona Municipal Cash Trust
                    (Institutional Service Shares); (34)

(ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);

(f)   Not applicable;
(g)      (i)      Conformed copy of Custodian Agreement of  the Registrant; (22)
         (ii)     Copy of Exhibit 1 to the Custodian Agreement; (27)
         (iii)    Conformed copy of Custodian Fee Schedule; (33)
(h)      (i)      Conformed copy of Amended and Restated Agreement for Fund
                  Accounting, Shareholder Recordkeeeping, and Custody Services
                  Procurement (including Exhibit 1); (+)
         (ii)     Conformed copy of Sub-Transfer Agency Agreement of the
                  Registrant (Massachusetts Municipal Cash Trust--1784 Fund
                  Shares only); (32)
         (iii)    Conformed copy of Shareholder Services Agreement of the
                  Registrant (Massachusetts Municipal Cash Trust--1784 Fund
                  Shares only); (15)
         (iv)     Conformed copy of Shareholder Services Agreement of the
                  Registrant; (22)
         (v)      Conformed copy of Amended and Restated Shareholder
                  Services Agreement; (33)
         (vi)     The response and exhibits described in Item 24(b)(6) are
                  hereby incorporated by reference;
         (vii) Conformed copy of Administrative Services Agreement of the Registrant; (22)
        (viii) Form of Schwab Master Services Agreement (Ohio Municipal Cash Trust-Cash II Shares only); (31)
         (viv)    Conformed copy of License Agreement (Massachusetts
                  Municipal Cash Trust-1784 Funds Shares only);(32)
---------

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on October 1, 1993 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911).

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed on December 23, 1996 (File Nos. 33-31259 and 811-5911).

33.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 45 on Form N-1A filed on December 19, 1997 (File Nos. 33-31259 and 811-5911).

34.  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 46 on Form N-1A filed on March 16, 1998 (File Nos. 33-31259 and 811-5911).

(x)      Conformed copy of Shareholder Services Agreement for
         Massachusetts Municipal Cash Trust (Boston 1784 Funds Shares);(35)
(i) Conformed copy of Opinion and Consent of Counsel as to the legality of shares being registered; (5)
(j)   Conformed copy of Consent of Independent Public Accountants; (+)
(k)   Not applicable;
(l)   Conformed copy of Initial Capital Understanding; (2)
(m)      (i)      Copy of Rule 12b-1 Plan of the Registrant through and
         including Exhibit F (7); Additional Exhibits to the Rule 12b-1
         Plan have been executed to reflect the coverage of
         subsequently created portfolios and/or classes under these documents. Because these exhibits are substantially identical but differ only as
         to the Fund name, dates, and     any other Fund - specific information,
         pursuant to Rule 8b- 31 of the Investment Company Act they need not be filed.;
         (ii)     Conformed copies of exhibits to 12b-1 Plan of the Registrant:
                           Exhibit G for Ohio Municipal Cash Trust
                             (Cash II Shares); (31)
                           Exhibit H for New York Municipal Cash Trust
                             (Cash II Shares);(21)
                           Exhibit I for New York Municipal Cash Trust
                             (Institutional Service Shares); (21)
                           Exhibit J for Florida Municipal Cash Trust; (22) Exhibit K for Florida Municipal Cash Trust
                             (Cash II Shares); (29)
----------------------
+ All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed August 3, 1990 (File Nos. 33-31259 and 811-5911).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).

31. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911).

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed on December 23, 1996 (File Nos. 33-31259 and 811-5911).

33.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 45 on Form N-1A filed on December 19, 1997 (File Nos. 33-31259 and 811-5911).

35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed October 28, 1998 (File Nos. 33-31259 and 811-5911).

   (iii) The response and exhibits described in Item 24 (b) (6) are hereby incorporated by reference.
(n) Copy of Financial Data Schedules; (+)
(o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the
      Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
(p) Conformed copy of Power of Attorney; (32)
         (i)  Amendment to Schedule 1 to Limited Power of Attorney dated
                 March 1, 1998 (34).
        (ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (+)

        (iii) Conformed copy of Power of Attorney of Treasurer of the Registrant; (+)

Item 24. Persons Controlled by or Under Common Control with the Fund:

      None

Item 25.          Indemnification: (3)

Item 26. Business and Other Connections of the Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of three of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107
W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

     Executive Vice Presidents:                          William D. Dawson, III
                                                         Henry A. Frantzen
                                                         J. Thomas Madden




----------------------

+ All exhibits have been filed electronically.


3. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 1 on Form N-1A filed on March 22, 1990 (File Nos. 33-31259 and 811-5911).

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed on December 23, 1996 (File Nos. 33-31259 and 811-5911).

33.  Response  is  incorporated  by  reference  to  Registrants   Post-Effective
     Amendment No. 45 on Form N-1A filed on December 19, 1997 (File Nos. 33-31259 and 811-5911).

34. Response is incorporated by reference to Registrant's Pre- Effective Amendment No. 46 on Form N-1A filed on March 16, 1998 (File Nos. 33-31259 and 811-5911).

              Senior Vice Presidents:                   Peter R. Anderson
                                                        Drew J. Collins
                                                        Jonathan C. Conley
                                                        Deborah A. Cunningham
                                                        Mark E. Durbiano
                                                        J. Alan Minteer
                                                        Susan M. Nason
                                                        Mary Jo Ochson

              Vice Presidents:                          J. Scott Albrecht
                                                        Joseph M. Balestrino
                                                        Randall S. Bauer
                                                        David F. Belton
                                                        David A. Briggs
                                                        Kenneth J. Cody
                                                        Alexandre de Bethmann
                                                        Michael P. Donnelly
                                                        Linda A. Duessel
                                                        Donald T. Ellenberger
                                                        Kathleen M. Foody-Malus
                                                        Thomas M. Franks
                                                        Edward C. Gonzales
                                                        James E. Grefenstette
                                                        Susan R. Hill
                                                        Stephen A. Keen
                                                        Robert K. Kinsey
                                                        Robert M. Kowit
                                                        Jeff A. Kozemchak
                                                        Marian R. Marinack
                                                        Sandra L. McInerney
                                                        Robert J. Ostrowski
                                                        Charles A. Ritter
                                                        Scott B. Schermerhorn
                                                        Frank Semack
                                                        Aash M. Shah
                                                        William F. Stotz
                                                        Tracy P. Stouffer
                                                        Edward J. Tiedge
                                                        Paige M. Wilhelm
                                                        Jolanta M. Wysocka

              Assistant Vice Presidents:                Todd A. Abraham
                                                        Stefanie L. Bachhuber
                                                        Arthur J. Barry
                                                        Micheal W. Casey
                                                        Robert E. Cauley
                                                        Donna M. Fabiano
                                                        John T. Gentry
                                                        William R. Jamison
                                                        Constantine Kartsonsas
                                                        Robert M. Marsh
                                                        Joseph M. Natoli
                                                        Keith J. Sabol
                                                        Michael W. Sirianni
                                                        Gregg S. Tenser

                  Secretary:                            Stephen A. Keen

                  Treasurer:                            Thomas R. Donahue

                  Assistant Secretaries:                Thomas R. Donahue
                                                        Richard B. Fisher
                                                        Christine I. McGonigle

                  Assistant Treasurer:                  Richard B. Fisher

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27. Principal Underwriters:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust;
Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Peachtree Funds; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



         (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President, Federated,                            President
1001 Liberty Avenue                        Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

      (c) Not applicable

Item 28. Location of Accounts and Records:

Registrant                                        Federated Investors Tower
                                                  1001 Liberty Avenue
                                                  Pittsburgh, PA 15222-3779
                                                  (Notices should be sent to the
                                                  Agent for Service at above
                                                  address.)

                                                  Federated Investors Funds
                                                  5800 Corporate Drive
                                                  Pittsburgh, PA  15237-7000

Federated Shareholder Services Company            Federated Investors Tower
("Transfer Agent and Dividend                     1001 Liberty Avenue
Disbursing Agent ")                               Pittsburgh, PA 15222-3779

Federated Services Company                        Federated Investors Tower
("Administrator")                                 1001 Liberty Avenue
                                                  Pittsburgh, PA  15222-3779

Federated Management                              Federated Investors Tower
("Adviser")                                       1001 Liberty Avenue
                                                  Pittsburgh, PA  15222-3779

State Street Bank and Trust Company               P.O. Box 8600
("Custodian")                                     Boston, MA 02266-8600


Item 29. Management Services:  Not applicable.

Item 30. Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL TRUST, cerifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of December, 1998.

                            FEDERATED MUNICIPAL TRUST

                           BY: /s/ Anthony R. Bosch
                           Anthony R. Bosch, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           December 30, 1998

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                                  TITLE                    DATE
By: /s/ Anthony R. Bosch
      Anthony R. Bosch                      Attorney In Fact   December 30, 1998
      ASSISTANT SECRETARY                   For the Persons
                                            Listed Below


      NAME                                  TITLE
John F. Donahue*                            Chairman and Trustee
                                            (Chief Executive Officer)

William D. Dawson, III*                     Chief Investment Officer

Glen R. Johnson*                            President and Trustee

John W. McGonigle*                          Executive Vice President
                                            and Secretary

Richard J. Thomas*                          Treasurer (Principal Financial
                                            and Accounting Officer)

Thomas G. Bigley*                           Trustee

John T. Conroy, Jr.*                        Trustee

William J. Copeland*                        Trustee

James E. Dowd, Esq.*                        Trustee

Lawrence D. Ellis, M.D.*                    Trustee

Edward L. Flaherty, Jr., Esq.*              Trustee

Peter E. Madden*                            Trustee

John E. Murray, Jr., J.D., S.J.D.*          Trustee

Wesley W. Posvar*                           Trustee

Marjorie P. Smuts*                          Trustee

* By Power of Attorney